UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Strategic Advisers® Large Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New and Amended Sub-Advisory Agreements

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity Growth Company Fund	4.7
Microsoft Corp.	4.4
Apple, Inc.	4.0
Fidelity SAI U.S. Quality Index Fund	2.2
Amazon.com, Inc.	2.0
Fidelity SAI U.S. Low Volatility Index Fund	1.8
Exxon Mobil Corp.	1.4
Alphabet, Inc. Class C	1.4
UnitedHealth Group, Inc.	1.4
Alphabet, Inc. Class A	1.3
24.6

Market Sectors (% of Fund's net assets)
(Stocks Only)
Information Technology	20.5
Health Care	13.9
Financials	12.0
Consumer Discretionary	9.2
Industrials	7.6
Communication Services	6.3
Consumer Staples	5.5
Energy	4.9
Materials	2.7
Utilities	2.3
Real Estate	2.0
Investment Companies	1.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.9%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	5,525,510	106,531,833
Frontier Communications Parent, Inc. (a)	101,916	2,626,375
Iridium Communications, Inc. (a)	1,568	83,261
Liberty Global PLC Class C (a)	184,500	3,815,460
Lumen Technologies, Inc. (b)	270,037	1,477,102
Verizon Communications, Inc.	4,069,465	158,627,746
		273,161,777
Entertainment - 0.9%
Activision Blizzard, Inc.	464,481	34,348,370
Cinemark Holdings, Inc. (a)	98,200	1,336,502
Electronic Arts, Inc.	121,535	15,894,347
Endeavor Group Holdings, Inc. (a)	4,653	102,319
Live Nation Entertainment, Inc. (a)	77,860	5,665,094
Netflix, Inc. (a)	798,758	244,044,532
Playtika Holding Corp. (a)	2,600	24,570
Roblox Corp. (a)	66,078	2,099,298
Sea Ltd. ADR (a)	51,900	3,029,403
Take-Two Interactive Software, Inc. (a)	36,799	3,889,286
The Walt Disney Co. (a)	1,802,216	176,382,880
Warner Bros Discovery, Inc. (a)	65,560	747,384
Warner Music Group Corp. Class A	4,430	151,816
World Wrestling Entertainment, Inc. Class A	495	39,541
		487,755,342
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	6,821,191	688,872,079
Class C (a)	7,423,713	753,135,684
Bumble, Inc. (a)	5,888	143,432
CarGurus, Inc. Class A (a)	14,891	194,774
IAC, Inc. (a)	148,185	7,689,320
Match Group, Inc. (a)	1,500	75,840
Meta Platforms, Inc. Class A (a)	3,270,927	386,296,479
Pinterest, Inc. Class A (a)	35,746	908,663
Shutterstock, Inc.	2,106	113,345
Snap, Inc. Class A (a)	514,410	5,303,567
Tongdao Liepin Group (a)	108,372	109,495
TripAdvisor, Inc. (a)	28,206	575,120
Vimeo, Inc. (a)	41,063	175,750
ZipRecruiter, Inc. (a)	4,658	77,136
		1,843,670,684
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	155,315	708,236
AMC Networks, Inc. Class A (a)	3,401	67,884
Charter Communications, Inc. Class A (a)	283,339	110,867,717
Comcast Corp. Class A	4,831,319	177,019,528
DISH Network Corp. Class A (a)	17,801	285,706
Fox Corp.:
Class A	1,188,452	38,565,267
Class B	10,347	315,790
Gray Television, Inc.	1,800	21,060
Interpublic Group of Companies, Inc.	176,681	6,070,759
Liberty Broadband Corp.:
Class A (a)	51,600	4,654,320
Class C (a)(b)	141,948	12,897,395
Liberty Media Corp. Liberty Sir Liberty SiriusXM Series C (a)	260,951	11,437,482
News Corp.:
Class A	425,272	8,143,959
Class B	241,968	4,706,278
Nexstar Broadcasting Group, Inc. Class A	81,901	15,525,154
Omnicom Group, Inc.	213,647	17,040,485
Paramount Global Class B (b)	389,744	7,826,060
TEGNA, Inc.	318,241	6,282,077
The New York Times Co. Class A	893	32,728
The Trade Desk, Inc. (a)	122,975	6,411,917
		428,879,802
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	1,964,019	297,470,318
TOTAL COMMUNICATION SERVICES		3,330,937,923
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,700	17,697
Aptiv PLC (a)	48,309	5,153,121
Autoliv, Inc.	2,490	220,116
BorgWarner, Inc.	803,624	34,162,056
Compagnie Generale des Etablissements Michelin SCA ADR	1,374,400	19,227,856
Dana, Inc.	1,198	21,097
Gentex Corp.	1,986	57,395
Lear Corp.	42,401	6,115,920
Magna International, Inc.:
Class A	3,749	230,901
Class A (sub. vtg.)	208,225	12,821,824
Mobileye Global, Inc.	171,637	4,893,371
The Goodyear Tire & Rubber Co. (a)	857,300	9,618,906
Visteon Corp. (a)	1,206	177,041
		92,717,301
Automobiles - 1.2%
Ferrari NV	15,100	3,368,055
Ford Motor Co.	4,572,353	63,555,707
General Motors Co.	1,143,672	46,387,336
Harley-Davidson, Inc.	485,645	22,888,449
Tesla, Inc. (a)	2,605,322	507,256,193
Thor Industries, Inc. (b)	107,182	9,232,657
Winnebago Industries, Inc.	4,660	273,029
		652,961,426
Distributors - 0.0%
Genuine Parts Co.	9,033	1,656,020
LKQ Corp.	448,804	24,383,521
Pool Corp.	510	167,999
		26,207,540
Diversified Consumer Services - 0.1%
2U, Inc. (a)	16,012	128,576
Adtalem Global Education, Inc. (a)	293	12,189
Bright Horizons Family Solutions, Inc. (a)	193,614	14,366,159
Chegg, Inc. (a)	12,879	384,309
Coursera, Inc. (a)	15,542	216,655
Duolingo, Inc. (a)	2,604	181,421
Frontdoor, Inc. (a)	2,001	46,763
Grand Canyon Education, Inc. (a)	1,497	169,266
H&R Block, Inc.	29,015	1,268,246
Laureate Education, Inc. Class A	6,823	71,505
Service Corp. International	176,284	12,595,492
Stride, Inc. (a)	900	31,869
		29,472,450
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	20,956	2,140,446
ARAMARK Holdings Corp.	10,119	420,950
Bloomin' Brands, Inc.	8,379	188,695
Booking Holdings, Inc. (a)	89,531	186,175,238
Boyd Gaming Corp.	38,685	2,372,551
Caesars Entertainment, Inc. (a)	104,187	5,293,741
Carnival Corp. (a)(b)	52,164	517,989
Chipotle Mexican Grill, Inc. (a)	76,316	124,163,079
Choice Hotels International, Inc.	1,093	134,679
Churchill Downs, Inc.	498	110,536
Darden Restaurants, Inc.	7,580	1,114,184
Dine Brands Global, Inc.	492	36,698
Domino's Pizza, Inc.	18,612	7,235,043
Expedia, Inc. (a)	111,190	11,879,540
Hilton Grand Vacations, Inc. (a)	196	8,628
Hilton Worldwide Holdings, Inc.	971,523	138,558,610
Hyatt Hotels Corp. Class A (a)	5,802	582,057
Las Vegas Sands Corp. (a)	410,031	19,205,852
Marriott International, Inc. Class A	450,644	74,513,985
Marriott Vacations Worldwide Corp.	2,895	431,297
McDonald's Corp.	1,002,250	273,403,778
MGM Resorts International	494,628	18,231,988
Norwegian Cruise Line Holdings Ltd. (a)(b)	42,095	692,042
Papa John's International, Inc.	1,900	158,194
Planet Fitness, Inc. (a)	979	76,714
Red Rock Resorts, Inc.	2,371	106,837
Royal Caribbean Cruises Ltd. (a)(b)	28,796	1,725,744
SeaWorld Entertainment, Inc. (a)	1,985	113,264
Six Flags Entertainment Corp. (a)	3,651	87,953
Starbucks Corp.	1,052,986	107,615,169
Target Hospitality Corp. (a)	1,600	23,136
Texas Roadhouse, Inc. Class A	86,112	8,552,644
The Cheesecake Factory, Inc.	2,588	90,684
Travel+Leisure Co.	6,575	255,570
Wendy's Co.	13,787	311,035
Wingstop, Inc.	704	116,519
Wyndham Hotels & Resorts, Inc.	1,055	77,353
Wynn Resorts Ltd. (a)	227,403	19,024,535
Yum China Holdings, Inc.	186,439	10,276,518
Yum! Brands, Inc.	208,895	26,876,431
		1,042,899,906
Household Durables - 0.4%
D.R. Horton, Inc.	213,777	18,384,822
Garmin Ltd.	18,342	1,705,623
GoPro, Inc. Class A (a)	12,454	68,248
Leggett & Platt, Inc.	1,797	63,991
Lennar Corp.:
Class A	771,463	67,757,595
Class B	6,000	435,660
Meritage Homes Corp. (a)	198	17,109
Mohawk Industries, Inc. (a)	107,273	10,869,973
Newell Brands, Inc.	607,285	7,876,486
NVR, Inc. (a)	5,374	24,930,040
PulteGroup, Inc.	585,002	26,196,390
Skyline Champion Corp. (a)	4,803	249,708
Sony Group Corp. sponsored ADR (b)	306,000	25,419,420
Toll Brothers, Inc.	3,104	148,713
TopBuild Corp. (a)	3,301	508,618
TRI Pointe Homes, Inc. (a)	800	14,752
Whirlpool Corp.	200,807	29,424,250
		214,071,398
Internet & Direct Marketing Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	3,633	30,735
Alibaba Group Holding Ltd. sponsored ADR (a)	192,108	16,820,976
Amazon.com, Inc. (a)	10,761,456	1,038,910,962
CarParts.com, Inc. (a)	4,691	25,425
Chewy, Inc. (a)	8,300	357,979
eBay, Inc.	968,061	43,988,692
Etsy, Inc. (a)	16,951	2,239,058
Lyft, Inc. (a)	10,500	117,810
Overstock.com, Inc. (a)	18,745	498,992
Qurate Retail, Inc. Series A	35,216	82,758
Revolve Group, Inc. (a)	3,300	87,186
Uber Technologies, Inc. (a)	1,586,630	46,234,398
Xometry, Inc. (a)	300	12,669
		1,149,407,640
Leisure Products - 0.0%
Acushnet Holdings Corp.	7,668	348,511
Brunswick Corp.	39,898	2,960,432
Latham Group, Inc. (a)	4,318	14,897
Mattel, Inc. (a)	27,313	497,916
Polaris, Inc. (b)	23,089	2,633,531
Topgolf Callaway Brands Corp. (a)	500	10,475
YETI Holdings, Inc. (a)	1,588	71,285
		6,537,047
Multiline Retail - 0.2%
Dillard's, Inc. Class A	100	35,970
Dollar General Corp.	220,324	56,332,440
Dollar Tree, Inc. (a)	128,987	19,385,456
Kohl's Corp.	232,700	7,465,016
Macy's, Inc.	605,465	14,228,428
Nordstrom, Inc. (b)	93,400	1,958,598
Ollie's Bargain Outlet Holdings, Inc. (a)	900	54,810
Target Corp.	192,803	32,211,597
		131,672,315
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	2,800	67,144
Academy Sports & Outdoors, Inc.	3,400	171,632
Advance Auto Parts, Inc.	6,318	953,955
American Eagle Outfitters, Inc.	18,900	298,998
Arhaus, Inc.	1,700	16,371
Asbury Automotive Group, Inc. (a)	299	56,098
AutoNation, Inc. (a)(b)	98,286	12,178,618
AutoZone, Inc. (a)	31,479	81,184,341
Bath & Body Works, Inc.	313,244	13,312,870
Best Buy Co., Inc.	804,304	68,607,131
Boot Barn Holdings, Inc. (a)	1,003	67,552
Burlington Stores, Inc. (a)	466,417	91,268,479
CarMax, Inc. (a)(b)	129,822	9,004,454
Chico's FAS, Inc. (a)	11,329	66,501
Designer Brands, Inc. Class A	7,308	111,812
Dick's Sporting Goods, Inc. (b)	208,650	24,950,367
Gap, Inc. (b)	345,840	5,028,514
Group 1 Automotive, Inc.	99	19,141
GrowGeneration Corp. (a)	5,522	37,494
Industria de Diseno Textil SA	125,500	3,276,028
Leslie's, Inc. (a)	400	5,840
Lithia Motors, Inc. Class A (sub. vtg.) (b)	8,600	2,058,066
LL Flooring Holdings, Inc. (a)	1,400	9,534
Lowe's Companies, Inc.	1,402,628	298,128,581
Murphy U.S.A., Inc.	29,456	8,713,379
National Vision Holdings, Inc. (a)	200	8,092
O'Reilly Automotive, Inc. (a)	225,659	195,091,232
Penske Automotive Group, Inc. (b)	233,779	29,561,355
Rent-A-Center, Inc.	3,110	74,920
Ross Stores, Inc.	417,916	49,176,176
Sally Beauty Holdings, Inc. (a)	464,600	5,463,696
Sleep Number Corp. (a)(b)	115,420	3,376,035
Sonic Automotive, Inc. Class A (sub. vtg.)	1,188	63,130
The Aaron's Co., Inc.	18,920	230,635
The Buckle, Inc.	1,767	77,660
The Children's Place, Inc. (a)	300	10,650
The Home Depot, Inc.	1,011,547	327,731,113
The ODP Corp. (a)	63,071	3,035,607
TJX Companies, Inc.	1,448,165	115,925,608
Ulta Beauty, Inc. (a)	69,907	32,495,570
Urban Outfitters, Inc. (a)	7,836	226,774
Victoria's Secret & Co. (a)	805	37,030
Williams-Sonoma, Inc. (b)	25,846	3,021,397
		1,385,199,580
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	57,000	3,268,950
Columbia Sportswear Co.	85,443	7,654,838
Fossil Group, Inc. (a)	2,400	11,448
Kontoor Brands, Inc.	4,190	182,056
NIKE, Inc. Class B	760,255	83,392,371
Oxford Industries, Inc.	301	33,971
PVH Corp.	55,044	3,697,856
Ralph Lauren Corp. (b)	201,900	22,838,928
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	49,700	2,095,849
Steven Madden Ltd.	177	6,114
Tapestry, Inc.	666,399	25,169,890
Under Armour, Inc.:
Class A (sub. vtg.) (a)	23,787	237,870
Class C (non-vtg.) (a)	62,331	543,526
Unifi, Inc. (a)	1,100	9,636
VF Corp.	2,759	90,550
		149,233,853
TOTAL CONSUMER DISCRETIONARY		4,880,380,456
CONSUMER STAPLES - 5.5%
Beverages - 1.9%
Coca-Cola Bottling Co. Consolidated	786	386,555
Constellation Brands, Inc. Class A (sub. vtg.)	402,215	103,510,030
Keurig Dr. Pepper, Inc.	1,144,530	44,258,975
Molson Coors Beverage Co. Class B	720,779	39,722,131
Monster Beverage Corp. (a)	1,862,873	191,615,117
PepsiCo, Inc.	1,548,576	287,276,334
The Coca-Cola Co.	5,133,419	326,536,783
		993,305,925
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	222,582	4,663,093
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	55,200	2,514,705
BJ's Wholesale Club Holdings, Inc. (a)	53,268	4,007,884
Casey's General Stores, Inc.	195	47,389
Costco Wholesale Corp.	409,310	220,720,418
Grocery Outlet Holding Corp. (a)	177,900	5,385,033
Kroger Co.	2,460,905	121,051,917
Performance Food Group Co. (a)	3,151	192,148
Rite Aid Corp. (a)	2,200	11,154
SpartanNash Co.	581	19,086
Sprouts Farmers Market LLC (a)	3,946	135,466
Sysco Corp.	402,311	34,803,925
U.S. Foods Holding Corp. (a)	159,800	5,845,484
United Natural Foods, Inc. (a)	4,551	216,992
Walgreens Boots Alliance, Inc.	871,989	36,187,544
Walmart, Inc.	835,175	127,297,374
		563,099,612
Food Products - 0.8%
Archer Daniels Midland Co.	454,783	44,341,343
Bunge Ltd.	147,700	15,484,868
Cal-Maine Foods, Inc.	200	11,656
Campbell Soup Co. (b)	101,444	5,444,499
Conagra Brands, Inc.	1,316,956	50,017,989
Darling Ingredients, Inc. (a)	189,714	13,627,157
Flowers Foods, Inc.	29,944	899,817
General Mills, Inc.	189,275	16,145,158
Hormel Foods Corp.	19,362	910,014
Ingredion, Inc.	233,800	22,905,386
Kellogg Co.	128,063	9,342,196
Lamb Weston Holdings, Inc.	1,400	121,660
Local Bounti Corp. (a)(b)	120,989	254,077
Mondelez International, Inc.	804,079	54,363,781
Pilgrim's Pride Corp. (a)	14,400	376,704
Post Holdings, Inc. (a)	132,749	12,426,634
The Hain Celestial Group, Inc. (a)	700	13,118
The Hershey Co.	34,064	8,010,831
The J.M. Smucker Co.	261,052	40,204,619
The Kraft Heinz Co.	1,707,548	67,192,014
Tyson Foods, Inc. Class A	725,739	48,101,981
		410,195,502
Household Products - 1.1%
Church & Dwight Co., Inc.	64,421	5,274,147
Colgate-Palmolive Co.	457,229	35,426,103
Energizer Holdings, Inc. (b)	442,859	15,097,063
Kimberly-Clark Corp.	261,605	35,481,486
Procter & Gamble Co.	3,445,202	513,886,330
Reynolds Consumer Products, Inc.	1,585	50,657
Spectrum Brands Holdings, Inc.	100	5,327
The Clorox Co.	100	14,865
		605,235,978
Personal Products - 0.1%
BellRing Brands, Inc. (a)	250,788	6,247,129
Coty, Inc. Class A (a)	11,085	87,239
Estee Lauder Companies, Inc. Class A	269,738	63,601,523
Olaplex Holdings, Inc. (a)	32,847	196,097
The Beauty Health Co. (a)(b)	187,806	2,018,915
		72,150,903
Tobacco - 0.5%
Altria Group, Inc.	1,865,831	86,910,408
Philip Morris International, Inc.	1,824,805	181,878,314
Vector Group Ltd.	23,577	261,705
		269,050,427
TOTAL CONSUMER STAPLES		2,913,038,347
ENERGY - 4.9%
Energy Equipment & Services - 0.3%
Archrock, Inc.	1,297	11,297
Baker Hughes Co. Class A	1,983,842	57,571,095
Championx Corp.	18,856	581,519
Expro Group Holdings NV (a)	187,500	3,256,875
Halliburton Co.	1,469,138	55,665,639
Helmerich & Payne, Inc.	2,335	119,272
Liberty Oilfield Services, Inc. Class A	4,837	79,956
Nextier Oilfield Solutions, Inc. (a)	57,963	590,643
NOV, Inc.	13,845	310,959
Oceaneering International, Inc. (a)	12,821	194,751
RPC, Inc.	1,625	15,048
Schlumberger Ltd.	848,290	43,729,350
Solaris Oilfield Infrastructure, Inc. Class A	2,108	23,125
U.S. Silica Holdings, Inc. (a)	8,061	105,518
Weatherford International PLC (a)	59,400	2,577,960
		164,833,007
Oil, Gas & Consumable Fuels - 4.6%
Alto Ingredients, Inc. (a)	4,100	14,309
Antero Midstream GP LP	10,848	122,908
Antero Resources Corp. (a)	49,088	1,794,166
APA Corp.	618,303	28,967,496
Archaea Energy, Inc. (a)	100	2,594
Callon Petroleum Co. (a)	2,809	117,753
Canadian Natural Resources Ltd.	189,000	11,283,939
Cheniere Energy, Inc.	700	122,752
Chevron Corp.	1,791,680	328,432,861
Clean Energy Fuels Corp. (a)	3,200	21,632
CNX Resources Corp. (a)	13,569	235,694
Comstock Resources, Inc.	55,770	1,023,380
ConocoPhillips Co.	2,622,889	323,953,020
Coterra Energy, Inc. (b)	1,472,655	41,101,801
CVR Energy, Inc.	600	22,110
Delek U.S. Holdings, Inc.	6,041	187,150
Denbury, Inc. (a)	8,084	725,620
Devon Energy Corp.	259,055	17,750,449
Diamondback Energy, Inc.	585,666	86,690,281
DT Midstream, Inc.	2,191	132,183
Earthstone Energy, Inc. (a)	500	7,920
Eco Atlantic Oil & Gas Ltd. (a)	555,500	148,667
EOG Resources, Inc.	1,430,457	203,024,762
EQT Corp.	627,131	26,596,626
Equitrans Midstream Corp.	10,798	90,595
Exxon Mobil Corp.	6,908,193	769,158,209
Genesis Energy LP	61,050	645,299
Gevo, Inc. (a)	22,905	49,933
Green Plains, Inc. (a)	3,422	118,264
Hess Corp.	347,781	50,049,164
HF Sinclair Corp.	361,400	22,529,676
Imperial Oil Ltd.	190,300	10,826,792
Kinder Morgan, Inc.	1,882,757	35,998,314
Kosmos Energy Ltd. (a)	620,100	4,123,665
Magnolia Oil & Gas Corp. Class A	2,720	70,938
Marathon Oil Corp.	876,794	26,856,200
Marathon Petroleum Corp.	716,031	87,219,736
Matador Resources Co.	1,709	113,409
MEG Energy Corp. (a)	708,700	10,089,287
Murphy Oil Corp.	6,744	318,317
New Fortress Energy, Inc.	2,106	107,195
Northern Oil & Gas, Inc.	1,000	36,390
Occidental Petroleum Corp.	793,930	55,170,196
ONEOK, Inc.	468,947	31,381,933
Ovintiv, Inc.	96,200	5,364,112
PBF Energy, Inc. Class A	19,229	764,737
PDC Energy, Inc.	34,500	2,564,040
Peabody Energy Corp. (a)	1,393	44,492
Phillips 66 Co.	861,431	93,413,578
Pioneer Natural Resources Co.	241,660	57,029,343
Range Resources Corp.	122,617	3,539,953
SM Energy Co.	6,215	267,929
Southwestern Energy Co. (a)	84,071	581,771
Talos Energy, Inc. (a)	8,976	176,378
Targa Resources Corp.	3,374	250,992
TC Energy Corp. (b)	162,000	7,205,760
Tellurian, Inc. (a)	76,922	206,920
Texas Pacific Land Corp.	201	521,101
The Williams Companies, Inc.	475,085	16,485,450
TotalEnergies SE sponsored ADR	521,304	32,539,796
Tourmaline Oil Corp.	80,700	4,911,652
Valero Energy Corp.	451,486	60,327,559
Vertex Energy, Inc. (a)(b)	42,600	353,154
		2,463,982,302
TOTAL ENERGY		2,628,815,309
FINANCIALS - 12.0%
Banks - 4.6%
AIB Group PLC	227,700	739,404
Ameris Bancorp	498	26,334
Bank of America Corp.	12,479,112	472,334,389
Bank OZK	3,600	166,140
BankUnited, Inc.	17,500	642,600
BNP Paribas SA	48,476	2,723,963
BOK Financial Corp.	24,900	2,607,279
Brookline Bancorp, Inc., Delaware	3,010	42,802
Byline Bancorp, Inc.	499	11,372
Cathay General Bancorp	797	37,037
Citigroup, Inc.	2,557,756	123,820,968
Citizens Financial Group, Inc.	1,367,242	57,943,716
Columbia Banking Systems, Inc.	4,280	145,777
Comerica, Inc.	322,340	23,124,672
Commerce Bancshares, Inc.	256,355	19,206,117
Cullen/Frost Bankers, Inc.	161,498	23,428,515
CVB Financial Corp.	299	8,575
DNB Bank ASA	36,300	708,799
East West Bancorp, Inc.	61,914	4,346,982
Eurobank Ergasias Services and Holdings SA (a)	2,432,277	2,805,118
Fifth Third Bancorp	4,888,408	177,742,515
First Financial Bankshares, Inc.	2,103	77,706
First Foundation, Inc.	6,500	91,065
First Hawaiian, Inc.	2,898	76,942
First Horizon National Corp.	100	2,485
First Republic Bank	43,187	5,511,093
FNB Corp., Pennsylvania	10,055	141,776
Fulton Financial Corp.	600	11,154
Hancock Whitney Corp.	1,092	59,885
Home Bancshares, Inc.	2,594	66,017
Huntington Bancshares, Inc.	3,782,098	58,546,877
JPMorgan Chase & Co.	2,905,071	401,422,711
KeyCorp	1,441,300	27,110,853
M&T Bank Corp.	209,177	35,564,274
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	2,250,000	12,285,000
NatWest Group PLC	329,400	1,047,594
Northwest Bancshares, Inc.	400	6,116
Old National Bancorp, Indiana	1,300	24,843
PacWest Bancorp	1,500	39,180
Pinnacle Financial Partners, Inc.	15,107	1,267,326
Piraeus Financial Holdings SA (a)	639,038	951,695
PNC Financial Services Group, Inc.	1,059,285	178,235,294
Prosperity Bancshares, Inc.	33,900	2,561,823
Regions Financial Corp.	2,789,128	64,735,661
ServisFirst Bancshares, Inc.	201	15,240
Signature Bank	162,524	22,672,098
Societe Generale Series A	118,175	2,974,351
Sumitomo Mitsui Financial Group, Inc.	49,500	1,680,067
SVB Financial Group (a)	109,780	25,444,808
Synovus Financial Corp.	25,100	1,057,463
Texas Capital Bancshares, Inc. (a)	201	12,058
Truist Financial Corp.	2,566,750	120,149,568
Trustmark Corp.	492	17,997
U.S. Bancorp	2,327,348	105,638,326
Umpqua Holdings Corp.	6,972	141,322
UniCredit SpA	242,307	3,309,412
United Community Bank, Inc.	1,301	50,700
Valley National Bancorp	7,982	101,052
Washington Federal, Inc.	1,092	38,515
Wells Fargo & Co.	8,552,297	410,082,641
Western Alliance Bancorp.	1,548	106,100
Wintrust Financial Corp.	398	36,389
Zions Bancorp NA	326,812	16,935,398
		2,412,913,949
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	1,295	207,744
Ameriprise Financial, Inc.	379,570	125,998,262
Ares Management Corp.	93,624	7,339,185
Bank of New York Mellon Corp.	1,471,513	67,542,447
BlackRock, Inc. Class A	41,222	29,514,952
Blackstone, Inc. (b)	247,300	22,635,369
Blue Owl Capital, Inc. Class A (b)	468,455	5,293,542
Brookfield Asset Management, Inc. Class A	1,440,261	67,908,306
Carlyle Group LP	14,958	466,241
Cboe Global Markets, Inc.	27,410	3,476,684
Charles Schwab Corp.	2,917,573	240,816,475
CME Group, Inc.	140,911	24,870,792
Donnelley Financial Solutions, Inc. (a)	999	38,142
Evercore, Inc. Class A	597	68,762
FactSet Research Systems, Inc.	71,354	32,914,887
Federated Hermes, Inc.	1,000	37,960
Franklin Resources, Inc.	26,307	705,291
Goldman Sachs Group, Inc.	525,016	202,734,928
Houlihan Lokey	200	19,670
Interactive Brokers Group, Inc.	1,388	111,456
Intercontinental Exchange, Inc.	394,790	42,759,705
Invesco Ltd.	685,379	13,097,593
Jefferies Financial Group, Inc.	812,998	30,885,794
KKR & Co. LP	392,471	20,377,094
LPL Financial	5,199	1,230,655
MarketAxess Holdings, Inc.	61,373	16,443,054
Moody's Corp.	160,302	47,813,278
Morgan Stanley	1,560,599	145,244,949
MSCI, Inc.	47,901	24,325,565
NASDAQ, Inc.	12,367	846,645
Northern Trust Corp.	202,954	18,897,047
Raymond James Financial, Inc.	601,139	70,273,149
S&P Global, Inc.	541,218	190,941,710
SEI Investments Co.	406,317	25,305,423
State Street Corp.	541,804	43,165,525
StepStone Group, Inc. Class A	64,471	1,932,841
Stifel Financial Corp.	6,288	404,004
T. Rowe Price Group, Inc. (b)	162,354	20,279,638
TPG, Inc.	4,031	134,232
Tradeweb Markets, Inc. Class A	790	48,553
Victory Capital Holdings, Inc.	429	12,441
Virtu Financial, Inc. Class A	147,310	3,267,336
		1,550,387,326
Consumer Finance - 0.7%
Ally Financial, Inc.	3,293	88,944
American Express Co.	1,304,804	205,624,062
Bread Financial Holdings, Inc.	3,018	123,829
Capital One Financial Corp.	848,125	87,560,425
Credit Acceptance Corp. (a)(b)	6,000	2,843,760
Discover Financial Services	476,297	51,611,543
LendingClub Corp. (a)	29,434	303,465
LendingTree, Inc. (a)	803	19,232
Navient Corp.	735,480	12,186,904
OneMain Holdings, Inc.	95,194	3,746,836
SLM Corp.	8,923	155,796
Synchrony Financial	239,651	9,006,085
		373,270,881
Diversified Financial Services - 1.3%
Apollo Global Management, Inc. (b)	214,311	14,871,040
Berkshire Hathaway, Inc.:
Class A (a)	1	480,280
Class B (a)	1,877,611	598,206,865
Corebridge Financial, Inc.	1,150,759	25,592,880
Equitable Holdings, Inc.	1,180,177	37,458,818
Sunrisemezz Ltd. (a)	91,291	11,355
Voya Financial, Inc. (b)	271,320	17,901,694
		694,522,932
Insurance - 2.5%
AFLAC, Inc.	732,539	52,691,530
Allstate Corp.	203,300	27,221,870
American Financial Group, Inc.	110,893	15,771,202
American International Group, Inc.	1,363,346	86,040,766
Aon PLC	46,599	14,365,540
Arch Capital Group Ltd. (a)	169,846	10,175,474
Arthur J. Gallagher & Co.	43,713	8,703,695
Assurant, Inc.	176,298	22,604,930
Axis Capital Holdings Ltd.	162,000	9,324,720
Brighthouse Financial, Inc. (a)	12,175	678,635
Brookfield Asset Management Reinsurance Partners Ltd. (b)	9,502	450,110
Brown & Brown, Inc.	281	16,745
Chubb Ltd.	581,380	127,665,234
Cincinnati Financial Corp.	278,795	30,935,093
CNA Financial Corp.	113,307	4,824,612
CNO Financial Group, Inc.	1,100	25,828
Everest Re Group Ltd.	105,770	35,743,914
Fairfax Financial Holdings Ltd.	18,337	10,509,916
Fidelity National Financial, Inc.	112,900	4,556,644
Globe Life, Inc.	300,495	36,047,380
Hanover Insurance Group, Inc.	100	14,730
Hartford Financial Services Group, Inc.	1,567,167	119,684,544
Lincoln National Corp.	249,378	9,710,779
Loews Corp.	646,039	37,567,168
Markel Corp. (a)	5,290	7,008,404
Marsh & McLennan Companies, Inc.	468,360	81,110,585
MBIA, Inc. (a)	5,447	69,231
Mercury General Corp.	5,902	214,125
MetLife, Inc.	1,503,769	115,339,082
Old Republic International Corp.	117,638	2,882,131
Primerica, Inc.	98	14,605
Principal Financial Group, Inc.	118,110	10,592,105
Progressive Corp.	1,885,639	249,187,194
Prudential Financial, Inc.	165,544	17,883,718
Prudential PLC	43,344	515,577
Reinsurance Group of America, Inc.	24,822	3,584,297
RenaissanceRe Holdings Ltd.	199,715	37,728,161
RLI Corp.	100	13,007
Ryan Specialty Group Holdings, Inc. (a)	12,584	506,884
The Travelers Companies, Inc.	483,260	91,727,581
Unum Group	454,200	19,158,156
W.R. Berkley Corp.	112,168	8,556,175
		1,311,422,077
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	378,388	8,199,668
Apollo Commercial Real Estate Finance, Inc.	1,200	14,832
Arbor Realty Trust, Inc.	6,310	93,893
Ares Commercial Real Estate Corp.	1,760	21,930
Blackstone Mortgage Trust, Inc.	24,340	615,072
Granite Point Mortgage Trust, Inc.	1,718	11,012
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	903	29,293
Ladder Capital Corp. Class A	4,646	51,571
Rithm Capital Corp.	26,791	242,459
Starwood Property Trust, Inc.	19,589	419,400
Two Harbors Investment Corp.	697	11,431
		9,710,561
Thrifts & Mortgage Finance - 0.0%
Axos Financial, Inc. (a)	301	12,073
Enact Holdings, Inc.	5,193	128,786
MGIC Investment Corp.	378,180	5,192,411
Radian Group, Inc.	614,481	12,025,393
UWM Holdings Corp. Class A (b)	106,270	472,902
		17,831,565
TOTAL FINANCIALS		6,370,059,291
HEALTH CARE - 13.9%
Biotechnology - 2.7%
AbbVie, Inc.	3,076,726	495,906,697
ACADIA Pharmaceuticals, Inc. (a)	6,000	93,480
ADMA Biologics, Inc. (a)	2,900	9,686
Allogene Therapeutics, Inc. (a)	3,142	30,980
Alnylam Pharmaceuticals, Inc. (a)	14,542	3,207,820
Amgen, Inc.	745,505	213,512,632
Amicus Therapeutics, Inc. (a)	1,100	13,310
Arcus Biosciences, Inc. (a)	372	13,083
Arcutis Biotherapeutics, Inc. (a)	70,000	1,206,100
Argenx SE ADR (a)	22,800	9,073,716
Ascendis Pharma A/S sponsored ADR (a)(b)	40,000	4,922,400
Atara Biotherapeutics, Inc. (a)	18,801	85,169
Beam Therapeutics, Inc. (a)(b)	20,200	933,038
BioCryst Pharmaceuticals, Inc. (a)	9,389	125,437
Biogen, Inc. (a)	368,723	112,523,198
BioMarin Pharmaceutical, Inc. (a)	343,579	34,694,607
bluebird bio, Inc. (a)	5,103	39,752
Blueprint Medicines Corp. (a)	52,000	2,485,080
BridgeBio Pharma, Inc. (a)	1,916	17,953
CareDx, Inc. (a)	300	3,885
Catalyst Pharmaceutical Partners, Inc. (a)	14,554	244,071
Celldex Therapeutics, Inc. (a)	38,000	1,409,420
Cytokinetics, Inc. (a)(b)	69,000	2,932,500
Deciphera Pharmaceuticals, Inc. (a)	600	9,546
Dynavax Technologies Corp. (a)	6,535	81,099
Editas Medicine, Inc. (a)	200	2,120
Emergent BioSolutions, Inc. (a)	11,056	135,989
Erasca, Inc. (a)	68,200	514,910
Exelixis, Inc. (a)	15,234	260,197
Gilead Sciences, Inc.	1,151,802	101,162,770
Incyte Corp. (a)	63,083	5,025,823
Inovio Pharmaceuticals, Inc. (a)	2,500	5,100
Intercept Pharmaceuticals, Inc. (a)	2,896	43,179
Ionis Pharmaceuticals, Inc. (a)	2,600	106,054
Iovance Biotherapeutics, Inc. (a)	14,281	91,398
Ironwood Pharmaceuticals, Inc. Class A (a)	4,836	58,564
Karuna Therapeutics, Inc. (a)	10,601	2,494,521
Legend Biotech Corp. ADR (a)	75,000	3,863,250
MannKind Corp. (a)	1,800	8,424
MiMedx Group, Inc. (a)	200	650
Moderna, Inc. (a)	433,971	76,339,839
Myriad Genetics, Inc. (a)	500	10,130
Natera, Inc. (a)	17,929	737,240
Neurocrine Biosciences, Inc. (a)	1,272	161,620
Novavax, Inc. (a)	5,600	92,344
PTC Therapeutics, Inc. (a)	54,300	2,252,907
Regeneron Pharmaceuticals, Inc. (a)	263,632	198,172,174
Relay Therapeutics, Inc. (a)	50,000	929,000
Revolution Medicines, Inc. (a)	698	16,466
Rocket Pharmaceuticals, Inc. (a)	800	15,104
Sarepta Therapeutics, Inc. (a)(b)	26,562	3,262,079
Seagen, Inc. (a)	24,108	2,926,470
Stoke Therapeutics, Inc. (a)	1,900	14,326
TG Therapeutics, Inc. (a)	2,300	20,286
Travere Therapeutics, Inc. (a)	1,600	32,208
Ultragenyx Pharmaceutical, Inc. (a)	3,054	110,860
United Therapeutics Corp. (a)	100	27,989
Vertex Pharmaceuticals, Inc. (a)	516,922	163,554,121
Xencor, Inc. (a)	67,000	1,991,240
Zentalis Pharmaceuticals, Inc. (a)(b)	43,000	951,160
		1,448,965,171
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	637,057	68,534,592
Abiomed, Inc. (a)	8,118	3,066,899
Alcon, Inc. (b)	305,000	21,011,450
Align Technology, Inc. (a)	4,918	967,174
Angiodynamics, Inc. (a)	100	1,295
Axonics Modulation Technologies, Inc. (a)	1,497	102,515
Baxter International, Inc.	852,656	48,200,644
Becton, Dickinson & Co.	324,524	80,916,814
Boston Scientific Corp. (a)	2,611,199	118,208,979
Dentsply Sirona, Inc.	24,785	749,994
DexCom, Inc. (a)	350,906	40,803,350
Edwards Lifesciences Corp. (a)	234,817	18,139,613
Embecta Corp.	6,691	220,268
Enovis Corp. (a)	98	5,305
Envista Holdings Corp. (a)	5,204	177,560
Figs, Inc. Class A (a)	50,077	392,103
Glaukos Corp. (a)	200	9,314
Hologic, Inc. (a)	295,158	22,479,233
IDEXX Laboratories, Inc. (a)	34,151	14,543,886
Inari Medical, Inc. (a)	300	22,074
Inspire Medical Systems, Inc. (a)	8,099	1,956,475
Insulet Corp. (a)	41,900	12,543,603
Integra LifeSciences Holdings Corp. (a)	13,751	755,480
Intuitive Surgical, Inc. (a)	688,858	186,260,315
Lantheus Holdings, Inc. (a)	1,000	62,080
Masimo Corp. (a)	44,500	6,449,830
Medtronic PLC	988,607	78,139,497
Merit Medical Systems, Inc. (a)	600	43,200
Neogen Corp. (a)	34,928	578,408
Nevro Corp. (a)	50,000	2,335,500
NuVasive, Inc. (a)	6,334	246,013
Omnicell, Inc. (a)	409	21,108
Orthofix International NV (a)	700	12,593
Penumbra, Inc. (a)	64,000	13,408,640
ResMed, Inc.	29,200	6,721,840
Semler Scientific, Inc. (a)	100	2,964
Sensus Healthcare, Inc. (a)	100	668
Shockwave Medical, Inc. (a)	801	203,134
Sight Sciences, Inc. (a)	1,300	14,521
Staar Surgical Co. (a)	603	34,437
STERIS PLC	74,821	13,897,253
Stryker Corp.	174,676	40,854,970
Tandem Diabetes Care, Inc. (a)	78,900	3,317,745
Teleflex, Inc.	695	162,713
The Cooper Companies, Inc.	100	31,635
TransMedics Group, Inc. (a)	6,013	372,024
Zimmer Biomet Holdings, Inc.	475,122	57,062,152
Zimvie, Inc. (a)	7,923	70,832
		864,112,692
Health Care Providers & Services - 3.9%
1Life Healthcare, Inc. (a)	1,100	18,689
Acadia Healthcare Co., Inc. (a)	3,211	285,972
agilon health, Inc. (a)(b)	375,000	6,585,000
AirSculpt Technologies, Inc.	700	2,506
Alignment Healthcare, Inc. (a)	161,876	2,152,951
AmerisourceBergen Corp.	266,843	45,547,432
AMN Healthcare Services, Inc. (a)	692	85,600
Cardinal Health, Inc.	413,091	33,117,505
Centene Corp. (a)	1,859,640	161,881,662
Cigna Corp.	424,519	139,620,054
CVS Health Corp.	2,116,276	215,606,199
DaVita HealthCare Partners, Inc. (a)	211,621	15,602,816
Elevance Health, Inc.	315,555	168,165,571
Encompass Health Corp.	397	23,217
Enhabit Home Health & Hospice (a)	8,519	121,907
Guardant Health, Inc. (a)(b)	40,000	2,093,600
HCA Holdings, Inc.	611,202	146,822,944
Henry Schein, Inc. (a)	129,284	10,461,661
Humana, Inc.	248,132	136,447,787
Laboratory Corp. of America Holdings	100,291	24,140,044
LifeStance Health Group, Inc. (a)	188,100	957,429
McKesson Corp.	252,177	96,250,917
Molina Healthcare, Inc. (a)	122,658	41,307,535
Oak Street Health, Inc. (a)(b)	294,548	6,368,128
Patterson Companies, Inc.	6,823	194,046
Pediatrix Medical Group, Inc. (a)	16,049	256,463
Privia Health Group, Inc. (a)	991	23,715
Quest Diagnostics, Inc.	188,519	28,622,840
RadNet, Inc. (a)	775	15,322
Signify Health, Inc. (a)	600	17,172
Surgery Partners, Inc. (a)	200,700	5,681,817
Tenet Healthcare Corp. (a)	7,679	354,616
UnitedHealth Group, Inc.	1,336,734	732,209,416
Universal Health Services, Inc. Class B	127,000	16,617,950
		2,037,660,483
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,005	19,035
Certara, Inc. (a)	100	1,698
Doximity, Inc. (a)(b)	54,000	1,835,460
Evolent Health, Inc. (a)	1,800	51,822
Phreesia, Inc. (a)	65,000	1,808,300
Sharecare, Inc. Class A (a)	10,200	19,482
Teladoc Health, Inc. (a)	1,199	34,183
Veeva Systems, Inc. Class A (a)	50,242	9,564,067
		13,334,047
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	258,105	40,001,113
Avantor, Inc. (a)	125,667	2,799,861
Azenta, Inc.	3,190	192,070
Berkeley Lights, Inc. (a)	5,869	17,255
Bio-Rad Laboratories, Inc. Class A (a)	2,697	1,118,473
Bio-Techne Corp.	2,800	237,972
Bruker Corp.	52,704	3,552,777
Charles River Laboratories International, Inc. (a)	31,800	7,268,526
Codexis, Inc. (a)	2,224	12,165
Danaher Corp.	890,758	243,542,145
Illumina, Inc. (a)	145,200	31,665,216
Inotiv, Inc. (a)	2,878	17,383
IQVIA Holdings, Inc. (a)	50,946	11,107,247
Lonza Group AG	4,500	2,367,416
Maravai LifeSciences Holdings, Inc. (a)	11,100	165,168
Medpace Holdings, Inc. (a)	1,901	399,001
Mettler-Toledo International, Inc. (a)	24,353	35,788,195
Nanostring Technologies, Inc. (a)	8,935	62,456
NeoGenomics, Inc. (a)	4,100	45,961
PerkinElmer, Inc.	300	41,919
Sartorius Stedim Biotech	10,000	3,413,032
Sotera Health Co. (a)	9,837	82,041
Syneos Health, Inc. (a)	28,959	1,021,674
Thermo Fisher Scientific, Inc.	703,963	394,374,152
Waters Corp. (a)	31,406	10,885,320
West Pharmaceutical Services, Inc.	65,389	15,344,183
		805,522,721
Pharmaceuticals - 4.2%
AstraZeneca PLC:
(United Kingdom)	80,000	10,827,252
sponsored ADR	381,592	25,936,808
Bristol-Myers Squibb Co.	4,416,136	354,527,398
Catalent, Inc. (a)	43,347	2,172,985
Corcept Therapeutics, Inc. (a)	500	12,640
Elanco Animal Health, Inc. (a)	314,531	4,048,014
Eli Lilly & Co.	762,073	282,790,049
Innoviva, Inc. (a)	791	10,386
Jazz Pharmaceuticals PLC (a)	162,700	25,529,257
Johnson & Johnson	2,458,010	437,525,780
Merck & Co., Inc.	3,823,597	421,054,502
Novartis AG sponsored ADR	412,328	36,928,096
Novo Nordisk A/S Series B sponsored ADR	174,339	21,722,639
Organon & Co.	178,586	4,646,808
Paratek Pharmaceuticals, Inc. (a)	2,397	5,321
Pfizer, Inc.	8,359,500	419,061,735
Revance Therapeutics, Inc. (a)	10,487	227,673
Roche Holding AG:
(participation certificate)	20,000	6,532,478
sponsored ADR	698,129	28,567,439
Royalty Pharma PLC	250,000	10,992,500
UCB SA	20,000	1,614,331
Viatris, Inc.	3,166,638	34,928,017
Zoetis, Inc. Class A	444,306	68,485,327
		2,198,147,435
TOTAL HEALTH CARE		7,367,742,549
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	7,183	373,516
AerSale Corp. (a)	794	12,585
BWX Technologies, Inc.	591	35,986
Curtiss-Wright Corp.	100	17,665
General Dynamics Corp.	202,667	51,151,124
HEICO Corp.	2,006	325,594
Hexcel Corp.	6,216	372,649
Howmet Aerospace, Inc.	728,054	27,425,794
Huntington Ingalls Industries, Inc.	73,485	17,045,581
Kaman Corp.	1,320	26,888
Kratos Defense & Security Solutions, Inc. (a)	9,314	88,669
L3Harris Technologies, Inc.	178,143	40,452,712
Lockheed Martin Corp.	295,847	143,542,006
Moog, Inc. Class A	127,400	11,087,622
Northrop Grumman Corp.	86,346	46,047,458
Parsons Corp. (a)	14,345	710,078
Raytheon Technologies Corp.	2,308,772	227,921,972
Textron, Inc.	535,192	38,202,005
The Boeing Co. (a)	932,133	166,739,951
TransDigm Group, Inc.	145,330	91,339,905
Triumph Group, Inc. (a)	7,341	84,054
V2X, Inc. (a)	37,733	1,524,791
		864,528,605
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	50,485	5,059,607
Expeditors International of Washington, Inc.	366,847	42,576,263
FedEx Corp.	654,213	119,210,693
Forward Air Corp.	598	67,197
United Parcel Service, Inc. Class B	605,191	114,822,888
		281,736,648
Airlines - 0.2%
Alaska Air Group, Inc. (a)	170,054	8,067,362
American Airlines Group, Inc. (a)	142,183	2,051,701
Delta Air Lines, Inc. (a)	400,900	14,179,833
JetBlue Airways Corp. (a)	22,508	179,164
Southwest Airlines Co.	809,466	32,305,788
United Airlines Holdings, Inc. (a)	640,557	28,293,403
		85,077,251
Building Products - 0.5%
A.O. Smith Corp.	5,617	341,177
Advanced Drain Systems, Inc.	21,262	2,067,942
Allegion PLC	4,294	488,013
Builders FirstSource, Inc. (a)	57,200	3,656,796
Carlisle Companies, Inc.	57,413	15,105,934
Carrier Global Corp.	707,417	31,352,721
Fortune Brands Home & Security, Inc.	152,121	9,939,586
Griffon Corp.	1,213	42,831
Jeld-Wen Holding, Inc. (a)	2,388	24,692
Johnson Controls International PLC	46,345	3,079,162
Lennox International, Inc.	1,303	339,340
Masco Corp.	144,914	7,358,733
Owens Corning	177,417	15,761,726
Trane Technologies PLC	842,841	150,379,691
Trex Co., Inc. (a)	4,682	214,857
Zurn Elkay Water Solutions Cor	200	4,842
		240,158,043
Commercial Services & Supplies - 0.3%
ACCO Brands Corp.	500	2,785
Cintas Corp.	30,379	14,028,415
Clean Harbors, Inc. (a)	1,403	168,360
Copart, Inc. (a)(b)	459,213	30,565,217
Deluxe Corp.	215,300	4,163,902
Driven Brands Holdings, Inc. (a)	5,301	161,203
Harsco Corp. (a)	24,494	183,215
Pitney Bowes, Inc.	15,900	60,738
Republic Services, Inc.	307,545	42,837,943
Rollins, Inc.	4,439	179,513
Tetra Tech, Inc.	298	46,068
Waste Connections, Inc. (United States)	246,471	35,615,060
Waste Management, Inc.	155,148	26,021,423
		154,033,842
Construction & Engineering - 0.0%
AECOM	2,896	246,160
Dycom Industries, Inc. (a)	201	18,319
Fluor Corp. (a)	23,035	774,206
MasTec, Inc. (a)	1,113	101,094
Willscot Mobile Mini Holdings (a)	428,543	20,660,058
		21,799,837
Electrical Equipment - 0.5%
Acuity Brands, Inc.	74,400	14,008,776
AMETEK, Inc.	406,569	57,903,557
Array Technologies, Inc. (a)	19,104	400,038
ChargePoint Holdings, Inc. Class A (a)	2,030	25,213
Eaton Corp. PLC	694,214	113,469,278
Emerson Electric Co.	382,549	36,636,718
Encore Wire Corp.	708	103,446
EnerSys	202	15,267
FuelCell Energy, Inc. (a)	93,131	322,233
Generac Holdings, Inc. (a)	102,444	10,809,891
GrafTech International Ltd.	25,227	136,226
Rockwell Automation, Inc.	89,667	23,691,815
Sensata Technologies, Inc. PLC	56,500	2,548,150
Shoals Technologies Group, Inc. (a)	3,300	95,601
SunPower Corp. (a)	8,689	210,708
Sunrun, Inc. (a)	11,598	377,863
		260,754,780
Industrial Conglomerates - 0.9%
3M Co.	270,232	34,041,125
General Electric Co.	1,608,563	138,288,161
Honeywell International, Inc.	1,422,860	312,388,913
		484,718,199
Machinery - 1.5%
3D Systems Corp. (a)	12,595	127,713
AGCO Corp.	255,682	33,934,115
Albany International Corp. Class A	100	10,137
Allison Transmission Holdings, Inc.	310,294	13,901,171
Caterpillar, Inc.	304,505	71,988,027
Chart Industries, Inc. (a)	200	28,598
Crane Holdings Co.	108,700	11,515,678
Cummins, Inc.	504,795	126,784,312
Deere & Co.	288,347	127,161,027
Dover Corp.	166,248	23,598,904
Enerpac Tool Group Corp. Class A	2,395	59,971
Fortive Corp.	535,697	36,186,332
Graco, Inc.	1,102	77,107
IDEX Corp.	1,299	308,500
Illinois Tool Works, Inc.	2,101	477,914
Ingersoll Rand, Inc. (b)	2,050,021	110,639,633
ITT, Inc.	73,481	6,210,614
John Bean Technologies Corp.	206	18,923
Kennametal, Inc.	5,932	156,723
Lincoln Electric Holdings, Inc.	400	59,152
Middleby Corp. (a)	51,200	7,382,528
Mueller Industries, Inc.	400	27,508
Nordson Corp.	65,469	15,482,764
Oshkosh Corp.	197,500	18,183,825
Otis Worldwide Corp.	256,270	20,012,124
PACCAR, Inc.	456,115	48,307,140
Parker Hannifin Corp.	147,800	44,183,332
Pentair PLC	16,037	734,013
Proto Labs, Inc. (a)	900	23,868
REV Group, Inc.	600	8,334
Shyft Group, Inc. (The)	1,300	31,889
Snap-On, Inc.	90,621	21,803,413
Stanley Black & Decker, Inc.	284,129	23,219,022
Terex Corp.	200	9,182
Timken Co. (b)	241,798	18,371,812
Toro Co.	400	44,396
Wabash National Corp.	6,070	152,175
Watts Water Technologies, Inc. Class A	101	16,003
Westinghouse Air Brake Tech Co.	35,675	3,606,386
Xylem, Inc.	235,919	26,505,500
		811,349,765
Marine - 0.0%
Kirby Corp. (a)	1,205	84,097
Matson, Inc.	800	51,008
		135,105
Professional Services - 0.3%
ASGN, Inc. (a)	400	36,240
Booz Allen Hamilton Holding Corp. Class A	1,772	188,541
CACI International, Inc. Class A (a)	7,200	2,248,560
CBIZ, Inc. (a)	1,092	54,218
CoStar Group, Inc. (a)	629,868	51,044,503
Dun & Bradstreet Holdings, Inc.	63,153	850,039
Equifax, Inc.	3,005	593,097
HireRight Holdings Corp. (a)	2,545	32,245
Insperity, Inc.	100	11,855
Jacobs Solutions, Inc.	79,876	10,107,509
KBR, Inc.	1,288	66,551
Leidos Holdings, Inc.	562,647	61,514,197
Manpower, Inc.	83,100	7,272,912
Planet Labs PBC Class A (a)	5,130	27,753
Robert Half International, Inc.	96,070	7,568,395
Science Applications International Corp.	984	108,348
TransUnion Holding Co., Inc.	166,541	10,505,406
TriNet Group, Inc. (a)	1,188	86,094
Upwork, Inc. (a)	10,606	129,924
Verisk Analytics, Inc.	7,587	1,393,808
		153,840,195
Road & Rail - 1.1%
AMERCO (b)	9,200	582,360
AMERCO	82,800	5,230,476
Avis Budget Group, Inc. (a)	16,500	3,689,400
Canadian Pacific Railway Ltd. (b)	361,334	29,596,868
CSX Corp.	3,496,374	114,296,466
Hertz Global Holdings, Inc.	2,553	43,912
J.B. Hunt Transport Services, Inc.	128,731	23,672,344
Knight-Swift Transportation Holdings, Inc. Class A	70,757	3,922,061
Landstar System, Inc.	13,695	2,368,961
Norfolk Southern Corp.	267,965	68,733,023
Old Dominion Freight Lines, Inc.	232,998	70,507,525
RXO, Inc. (a)	80,500	1,529,500
Ryder System, Inc.	200	18,698
Saia, Inc. (a)(b)	64,146	15,625,324
Schneider National, Inc. Class B	593	15,276
TuSimple Holdings, Inc. (a)	7,976	17,946
Union Pacific Corp.	1,122,576	244,081,700
Werner Enterprises, Inc.	3,193	140,428
XPO Logistics, Inc. (a)	80,500	3,108,910
		587,181,178
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,500	57,930
Beacon Roofing Supply, Inc. (a)	4,903	286,286
Core & Main, Inc. (a)	808	16,806
Fastenal Co.	59,572	3,068,554
GATX Corp.	300	33,825
GMS, Inc. (a)	299	14,681
MRC Global, Inc. (a)	5,768	67,832
MSC Industrial Direct Co., Inc. Class A	1,289	110,635
NOW, Inc. (a)	1,018	12,705
United Rentals, Inc. (a)	221,584	78,225,800
Univar Solutions, Inc. (a)	16,050	531,737
Veritiv Corp.	201	27,043
W.W. Grainger, Inc.	26,552	16,012,449
Watsco, Inc.	3,417	919,105
WESCO International, Inc. (a)	1,802	232,314
		99,617,702
TOTAL INDUSTRIALS		4,044,931,150
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	271,081	37,761,583
Ciena Corp. (a)	3,210	144,322
Cisco Systems, Inc.	3,750,003	186,450,149
CommScope Holding Co., Inc. (a)	308,917	2,743,183
F5, Inc. (a)	1,063	164,350
Harmonic, Inc. (a)	2,263	34,714
Infinera Corp. (a)	11,100	74,925
Juniper Networks, Inc.	15,313	509,004
Motorola Solutions, Inc.	152,084	41,397,265
NetScout Systems, Inc. (a)	9,500	354,160
ViaSat, Inc. (a)	900	30,681
Viavi Solutions, Inc. (a)	13,243	150,043
		269,814,379
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	310,591	24,980,834
Arlo Technologies, Inc. (a)	16,224	61,976
Arrow Electronics, Inc. (a)	214,600	23,335,604
Avnet, Inc.	158,124	7,142,461
Belden, Inc.	800	64,352
CDW Corp.	2,001	377,469
Corning, Inc.	425,569	14,524,670
IPG Photonics Corp. (a)	200	18,206
Jabil, Inc.	156,901	11,326,683
Keysight Technologies, Inc. (a)	427,326	77,299,000
Knowles Corp. (a)	800	12,480
Ouster, Inc. (a)	1,900	2,242
Plexus Corp. (a)	398	43,868
Rogers Corp. (a)	4,220	460,149
Sanmina Corp. (a)	199	13,152
TD SYNNEX Corp.	81,826	8,370,800
TE Connectivity Ltd.	92,577	11,675,811
Teledyne Technologies, Inc. (a)	110,629	46,475,243
Trimble, Inc. (a)	296,601	17,721,910
TTM Technologies, Inc. (a)	13,822	222,120
Vishay Intertechnology, Inc.	627,161	14,449,789
Zebra Technologies Corp. Class A (a)	700	189,196
		258,768,015
IT Services - 3.7%
Accenture PLC Class A	481,749	144,972,727
Affirm Holdings, Inc. (a)(b)	41,528	578,070
Akamai Technologies, Inc. (a)	5,679	538,710
Amdocs Ltd.	179,800	15,977,028
Automatic Data Processing, Inc.	120,794	31,906,527
Block, Inc. Class A (a)	345,777	23,433,307
Broadridge Financial Solutions, Inc.	2,092	311,938
Capgemini SA	32,600	5,893,998
Cognizant Technology Solutions Corp. Class A	555,117	34,533,829
Conduent, Inc. (a)	7,470	30,179
CSG Systems International, Inc.	185,800	11,489,872
Dlocal Ltd. (a)(b)	160,100	2,337,460
DXC Technology Co. (a)	275,437	8,172,216
EPAM Systems, Inc. (a)	34,419	12,686,155
Euronet Worldwide, Inc. (a)	4,485	416,881
EVO Payments, Inc. Class A (a)	100	3,371
Fidelity National Information Services, Inc.	273,619	19,859,282
Fiserv, Inc. (a)	1,209,952	126,270,591
FleetCor Technologies, Inc. (a)	556,549	109,194,914
Flywire Corp. (a)	20,781	450,740
Gartner, Inc. (a)	40,679	14,252,701
Global Payments, Inc.	510,242	52,952,915
GoDaddy, Inc. (a)	500	39,565
Grid Dynamics Holdings, Inc. (a)	16,670	212,376
IBM Corp.	567,251	84,463,674
Jack Henry & Associates, Inc.	2,693	509,920
Kyndryl Holdings, Inc. (a)	70,995	831,351
MasterCard, Inc. Class A	1,399,029	498,613,936
Maximus, Inc.	704	49,491
MongoDB, Inc. Class A (a)	67,600	10,321,844
Paychex, Inc.	210,817	26,147,633
Payoneer Global, Inc. (a)	27,816	150,206
PayPal Holdings, Inc. (a)	884,078	69,320,556
Repay Holdings Corp. (a)	4,700	41,642
Shopify, Inc. Class A (a)	506,020	20,686,098
Snowflake, Inc. (a)	65,393	9,344,660
Squarespace, Inc. Class A (a)	7,918	162,240
SS&C Technologies Holdings, Inc.	187,381	10,073,603
Switch, Inc. Class A	200	6,850
The Western Union Co.	248,578	3,644,153
Toast, Inc. (a)	200	3,672
Twilio, Inc. Class A (a)	34,300	1,681,386
VeriSign, Inc. (a)	23,518	4,699,132
Verra Mobility Corp. (a)	24,896	394,602
Visa, Inc. Class A (b)	2,625,580	569,750,860
WEX, Inc. (a)	41,199	6,968,399
Wix.com Ltd. (a)	35,800	3,239,542
Worldline SA (a)(c)	69,532	3,293,816
		1,940,914,618
Semiconductors & Semiconductor Equipment - 4.2%
ACM Research, Inc.	1,100	9,966
Advanced Micro Devices, Inc. (a)	2,439,157	189,351,758
Allegro MicroSystems LLC (a)	1,221	38,022
Analog Devices, Inc. (b)	217,740	37,431,683
Applied Materials, Inc.	584,594	64,071,502
ASML Holding NV	155,604	94,625,904
ASML Holding NV (Netherlands)	10,100	6,166,254
Broadcom, Inc.	383,656	211,405,966
Enphase Energy, Inc. (a)	58,689	18,815,107
First Solar, Inc. (a)	2,906	501,372
FormFactor, Inc. (a)	718	16,564
Impinj, Inc. (a)	1,673	213,391
Intel Corp.	1,810,752	54,449,313
KLA Corp.	196,272	77,164,337
Lam Research Corp.	299,396	141,428,682
Lattice Semiconductor Corp. (a)	8,763	638,209
MACOM Technology Solutions Holdings, Inc. (a)	1,012	69,514
Marvell Technology, Inc.	609,520	28,354,870
MaxLinear, Inc. Class A (a)	909	33,269
MediaTek, Inc.	140,000	3,394,631
Microchip Technology, Inc.	839,340	66,467,335
Micron Technology, Inc.	385,783	22,240,390
Monolithic Power Systems, Inc.	54,003	20,626,986
NVIDIA Corp.	2,917,050	493,652,372
NXP Semiconductors NV	1,165,491	204,939,937
onsemi (a)	455,587	34,260,142
Photronics, Inc. (a)	1,199	22,541
Power Integrations, Inc.	202	16,257
Qorvo, Inc. (a)	179,661	17,831,354
Qualcomm, Inc.	1,869,685	236,496,456
Rambus, Inc. (a)	1,103	42,333
Renesas Electronics Corp. (a)	789,300	7,741,223
Semtech Corp. (a)	2,831	87,025
Silergy Corp.	100,000	1,505,483
SiTime Corp. (a)	1,927	203,221
Skyworks Solutions, Inc.	22,011	2,104,692
SolarEdge Technologies, Inc. (a)	24,003	7,173,537
Synaptics, Inc. (a)	205	21,724
Taiwan Semiconductor Manufacturing Co. Ltd.	771,000	12,424,963
Teradyne, Inc.	910,140	85,052,583
Texas Instruments, Inc.	578,090	104,322,121
Universal Display Corp.	100	11,262
Wolfspeed, Inc. (a)	2,500	227,300
		2,245,651,551
Software - 7.2%
8x8, Inc. (a)	3,073	13,152
ACI Worldwide, Inc. (a)	4,774	99,777
Adobe, Inc. (a)	538,395	185,708,587
Amplitude, Inc. (a)	2,800	40,096
ANSYS, Inc. (a)	124,221	31,589,400
Appian Corp. Class A (a)	5,383	204,715
Asana, Inc. (a)	4,500	81,720
Atlassian Corp. PLC (a)	17,104	2,250,031
Autodesk, Inc. (a)	438,190	88,492,471
Black Knight, Inc. (a)	78,205	4,847,928
Blackbaud, Inc. (a)	495	29,339
Box, Inc. Class A (a)	25,808	708,430
Cadence Design Systems, Inc. (a)	408,525	70,282,641
CCC Intelligent Solutions Holdings, Inc. (a)(d)	35,655	328,026
Cerence, Inc. (a)	3,419	70,124
Clear Secure, Inc.	8,512	264,553
Consensus Cloud Solutions, Inc. (a)	54,833	3,113,966
Coupa Software, Inc. (a)	481,064	30,422,487
Crowdstrike Holdings, Inc. (a)	800	94,120
Cvent Holding Corp. (a)(d)	88,079	493,242
Datadog, Inc. Class A (a)	51,200	3,879,936
Descartes Systems Group, Inc. (a)	148,095	10,285,198
Digital Turbine, Inc. (a)	30,276	552,840
DocuSign, Inc. (a)	44,230	2,081,906
Domo, Inc. Class B (a)	2,100	30,030
Dropbox, Inc. Class A (a)	358,663	8,450,100
Dynatrace, Inc. (a)	6,979	270,436
Ebix, Inc.	8,514	161,681
Elastic NV (a)	29,200	1,786,748
Envestnet, Inc. (a)	100	5,902
Everbridge, Inc. (a)	2,400	78,336
Expensify, Inc.	1,323	12,661
Fair Isaac Corp. (a)	590	365,635
Five9, Inc. (a)	39,700	2,545,167
Fortinet, Inc. (a)	932,061	49,548,363
GitLab, Inc. (a)	13,009	514,506
HubSpot, Inc. (a)	20,900	6,333,327
InterDigital, Inc.	500	25,085
Intuit, Inc.	461,840	188,241,366
LivePerson, Inc. (a)	2,497	29,315
Liveramp Holdings, Inc. (a)	5,000	109,800
Manhattan Associates, Inc. (a)	600	75,564
Microsoft Corp.	9,266,581	2,364,275,476
Momentive Global, Inc. (a)	2,583	20,483
NCR Corp. (a)	223,862	5,343,586
New Relic, Inc. (a)	1,095	61,616
NortonLifeLock, Inc.	537,453	12,339,921
Olo, Inc. (a)	3,568	25,368
ON24, Inc. (a)	3,563	27,257
Oracle Corp.	2,215,251	183,932,291
Palantir Technologies, Inc. (a)	76,524	573,930
Palo Alto Networks, Inc. (a)	39,900	6,779,010
Paycom Software, Inc. (a)	799	270,941
Paycor HCM, Inc. (a)	4,800	138,816
Paylocity Holding Corp. (a)	300	65,349
PTC, Inc. (a)	630	80,142
Q2 Holdings, Inc. (a)	2,708	73,658
Qualtrics International, Inc. (a)	400	4,104
Qualys, Inc. (a)	3,497	431,250
Rapid7, Inc. (a)	1,890	55,566
Roper Technologies, Inc.	203,055	89,118,809
Salesforce.com, Inc. (a)	1,532,353	245,559,568
SecureWorks Corp. (a)	600	4,308
ServiceNow, Inc. (a)	126,751	52,766,441
Splunk, Inc. (a)	1,403	108,985
Sprout Social, Inc. (a)	300	17,790
Synopsys, Inc. (a)	307,936	104,556,589
Teradata Corp. (a)	22,021	752,017
Tyler Technologies, Inc. (a)	800	274,192
Upland Software, Inc. (a)	2,202	16,603
Varonis Systems, Inc. (a)	16,474	349,908
VMware, Inc. Class A	76,397	9,281,472
Workday, Inc. Class A (a)	366,923	61,606,372
Zoom Video Communications, Inc. Class A (a)	102,627	7,741,155
		3,841,171,680
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	14,505,715	2,147,280,991
Dell Technologies, Inc.	505,000	22,618,950
Hewlett Packard Enterprise Co.	1,851,500	31,068,170
HP, Inc.	1,680,863	50,493,125
NetApp, Inc.	216,042	14,606,600
Pure Storage, Inc. Class A (a)	308,419	9,002,751
Seagate Technology Holdings PLC	1,027,171	54,409,248
Super Micro Computer, Inc. (a)	5,173	466,760
Western Digital Corp. (a)	411,064	15,106,602
Xerox Holdings Corp.	386,650	6,306,262
		2,351,359,459
TOTAL INFORMATION TECHNOLOGY		10,907,679,702
MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	139,612	43,302,058
Albemarle Corp.	3,447	958,232
Ashland, Inc.	1,189	133,013
Avient Corp.	3,991	138,129
Axalta Coating Systems Ltd. (a)	196,825	5,282,783
Cabot Corp.	9,301	684,740
Celanese Corp. Class A	19,306	2,071,534
CF Industries Holdings, Inc.	491,124	53,134,706
Chemtrade Logistics Income Fund	63,300	436,227
Corteva, Inc.	848,947	57,015,281
Dow, Inc.	623,089	31,758,846
DuPont de Nemours, Inc.	46,900	3,306,919
Eastman Chemical Co.	679,487	58,857,164
Ecolab, Inc.	155,339	23,274,442
Ecovyst, Inc. (a)	1,400	13,006
Element Solutions, Inc.	6,136	120,020
FMC Corp.	516,657	67,496,070
Huntsman Corp.	751,710	20,882,504
Ingevity Corp. (a)	159,438	12,479,212
International Flavors & Fragrances, Inc.	1,600	169,312
Intrepid Potash, Inc. (a)	8,577	309,201
Linde PLC	788,968	265,471,953
Livent Corp. (a)	26,421	739,524
LSB Industries, Inc. (a)	16,875	260,381
LyondellBasell Industries NV Class A	432,449	36,762,489
Mativ, Inc. (b)	240,600	4,997,262
Nutrien Ltd.	96,300	7,742,520
Olin Corp.	346,188	19,725,792
PPG Industries, Inc.	414,495	56,048,014
RPM International, Inc.	461,534	47,824,153
Sensient Technologies Corp.	197	14,718
Sherwin-Williams Co.	308,927	76,978,430
The Chemours Co. LLC	395,070	12,266,924
The Mosaic Co.	397,869	20,410,680
Tronox Holdings PLC	118,100	1,668,753
Valvoline, Inc.	128,274	4,230,477
Westlake Corp.	8,508	915,886
		937,881,355
Construction Materials - 0.1%
Eagle Materials, Inc.	997	135,931
Martin Marietta Materials, Inc.	132,637	48,608,808
Summit Materials, Inc. (a)	6,277	190,130
Vulcan Materials Co.	134,303	24,621,769
		73,556,638
Containers & Packaging - 0.5%
Amcor PLC	882,969	10,904,667
Aptargroup, Inc.	11,901	1,263,172
Avery Dennison Corp.	133,421	25,794,282
Ball Corp.	1,157,849	64,932,172
Berry Global Group, Inc.	390,485	22,882,421
Crown Holdings, Inc.	73,300	6,025,993
Graphic Packaging Holding Co.	135,732	3,119,121
Greif, Inc. Class A	18,800	1,321,828
International Paper Co.	819,308	30,412,713
O-I Glass, Inc. (a)	156,714	2,571,677
Packaging Corp. of America	313,191	42,559,525
Sealed Air Corp.	537,574	28,615,064
Silgan Holdings, Inc.	600	31,740
Sonoco Products Co.	38,099	2,338,136
WestRock Co.	1,068,724	40,526,014
		283,298,525
Metals & Mining - 0.3%
Alcoa Corp.	22,600	1,132,938
Arconic Corp. (a)	6,293	149,962
ATI, Inc. (a)	3,325	101,446
Century Aluminum Co. (a)	13,655	123,032
Cleveland-Cliffs, Inc. (a)	21,539	333,424
First Quantum Minerals Ltd.	180,600	4,293,639
Freeport-McMoRan, Inc.	966,419	38,463,476
Glencore PLC	228,400	1,558,628
MP Materials Corp. (a)	8,899	295,892
Newmont Corp.	335,880	15,944,224
Nucor Corp.	242,331	36,337,533
Reliance Steel & Aluminum Co.	134,500	28,418,505
Royal Gold, Inc.	811	91,100
Southern Copper Corp.	3,014	183,914
Steel Dynamics, Inc.	116,366	12,093,918
SunCoke Energy, Inc.	2,492	21,082
United States Steel Corp. (b)	214,125	5,629,346
Warrior Metropolitan Coal, Inc.	501	18,447
		145,190,506
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,715	300,817
Sylvamo Corp.	28,290	1,530,206
West Fraser Timber Co. Ltd. (b)	59,400	4,655,178
		6,486,201
TOTAL MATERIALS		1,446,413,225
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Acadia Realty Trust (SBI)	805	12,381
Agree Realty Corp.	4,017	280,989
Alexandria Real Estate Equities, Inc.	66,559	10,357,246
American Homes 4 Rent Class A	477,944	15,805,608
American Tower Corp.	373,397	82,614,086
Americold Realty Trust	600	17,910
Apartment Income (REIT) Corp.	300	11,415
Apple Hospitality (REIT), Inc.	353,206	6,025,694
AvalonBay Communities, Inc.	97,504	17,053,450
Boston Properties, Inc.	122,991	8,865,191
Brandywine Realty Trust (SBI)	768,642	5,311,316
Brixmor Property Group, Inc.	499,449	11,577,228
Camden Property Trust (SBI)	46,599	5,607,258
Corporate Office Properties Trust (SBI)	65,700	1,824,489
Crown Castle International Corp.	266,191	37,647,393
CubeSmart	50,391	2,085,683
DiamondRock Hospitality Co.	2,872	27,026
Diversified Healthcare Trust (SBI)	11,908	11,789
Douglas Emmett, Inc.	10,685	185,064
EastGroup Properties, Inc.	25,247	3,919,344
Elme Communities (SBI)	60,800	1,201,408
EPR Properties	1,792	74,565
Equinix, Inc.	77,834	53,756,052
Equity Lifestyle Properties, Inc.	395,241	26,251,907
Equity Residential (SBI)	81,475	5,284,469
Essential Properties Realty Trust, Inc.	1,892	43,913
Essex Property Trust, Inc.	87,131	19,201,930
Extra Space Storage, Inc.	90,455	14,535,214
Farmland Partners, Inc.	6,409	85,112
Federal Realty Investment Trust (SBI)	89,784	9,975,002
First Industrial Realty Trust, Inc.	2,202	111,311
Four Corners Property Trust, Inc.	795	21,576
Healthpeak Properties, Inc.	50,921	1,337,185
Highwoods Properties, Inc. (SBI)	3,488	103,942
Host Hotels & Resorts, Inc.	1,552,610	29,406,433
Hudson Pacific Properties, Inc.	3,862	44,645
Independence Realty Trust, Inc.	600	10,872
Industrial Logistics Properties Trust	8,225	33,476
Invitation Homes, Inc.	125,900	4,108,117
Iron Mountain, Inc.	20,747	1,127,185
JBG SMITH Properties	236,517	4,874,615
Kilroy Realty Corp.	11,359	490,936
Kimco Realty Corp.	698,934	16,019,567
Lamar Advertising Co. Class A	85,934	8,605,431
Life Storage, Inc.	5,919	636,233
Mid-America Apartment Communities, Inc.	94,709	15,615,620
National Retail Properties, Inc.	4,403	204,123
National Storage Affiliates Trust	8,231	327,676
Omega Healthcare Investors, Inc.	440,100	13,326,228
Orion Office (REIT), Inc.	100	929
Paramount Group, Inc.	715,000	4,661,800
Park Hotels & Resorts, Inc.	9,187	117,869
Phillips Edison & Co., Inc.	2,205	71,067
Piedmont Office Realty Trust, Inc. Class A	789,756	8,221,360
Prologis (REIT), Inc.	1,226,258	144,440,930
Public Storage	226,320	67,434,307
Rayonier, Inc.	328,052	11,770,506
Realty Income Corp.	5,023	316,801
Regency Centers Corp.	324,002	21,523,453
Retail Opportunity Investments Corp.	5,910	90,128
Rexford Industrial Realty, Inc.	259,900	14,369,871
RLJ Lodging Trust	2,979	36,105
Ryman Hospitality Properties, Inc.	198	18,123
SBA Communications Corp. Class A	399,604	119,601,477
Service Properties Trust	340,500	2,672,925
Simon Property Group, Inc.	304,834	36,409,373
SITE Centers Corp.	170,963	2,323,387
Spirit Realty Capital, Inc.	3,009	124,633
Store Capital Corp.	300	9,570
Sun Communities, Inc.	338,143	49,673,207
Sunstone Hotel Investors, Inc.	800	8,792
The Macerich Co.	24,809	315,074
UDR, Inc.	10,641	441,282
Uniti Group, Inc.	1,900	14,478
Urban Edge Properties	2,608	41,024
Ventas, Inc.	1,243,075	57,840,280
Veris Residential, Inc. (a)	37,290	598,877
VICI Properties, Inc.	17,134	585,983
Vornado Realty Trust (b)	385,869	9,758,627
Welltower, Inc.	416,632	29,593,371
Weyerhaeuser Co. (b)	960,093	31,404,642
WP Carey, Inc.	19,827	1,562,368
		1,052,107,922
Real Estate Management & Development - 0.0%
Anywhere Real Estate, Inc. (a)	1,485	11,212
CBRE Group, Inc. (a)	299,978	23,878,249
Cushman & Wakefield PLC (a)	252,100	2,878,982
Jones Lang LaSalle, Inc. (a)	27,500	4,624,675
Newmark Group, Inc.	1,728	14,653
WeWork, Inc. (a)(b)	120,000	331,200
Zillow Group, Inc. Class A (a)	400	14,960
		31,753,931
TOTAL REAL ESTATE		1,083,861,853
UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	108,206	6,091,998
American Electric Power Co., Inc.	185,779	17,983,407
Avangrid, Inc.	692	29,597
Constellation Energy Corp.	148,314	14,255,942
Duke Energy Corp.	398,032	39,775,338
Edison International	518,932	34,592,007
Entergy Corp.	225,986	26,275,392
Evergy, Inc.	148,772	8,808,790
Eversource Energy	137,472	11,390,930
Exelon Corp.	2,456,081	101,608,071
FirstEnergy Corp.	153,330	6,323,329
Hawaiian Electric Industries, Inc.	291	11,954
IDACORP, Inc.	198	21,885
NextEra Energy, Inc.	3,187,788	270,005,644
NRG Energy, Inc.	680,170	28,873,217
OGE Energy Corp.	74,558	3,016,617
PG&E Corp. (a)	7,396,543	116,125,725
Pinnacle West Capital Corp.	63,919	5,006,136
PNM Resources, Inc.	3,539	173,411
PPL Corp.	438,700	12,950,424
Southern Co.	1,013,375	68,544,685
Xcel Energy, Inc.	706,390	49,602,706
		821,467,205
Gas Utilities - 0.1%
Atmos Energy Corp. (b)	235,682	28,328,976
National Fuel Gas Co.	33,588	2,224,533
New Jersey Resources Corp.	696	34,626
ONE Gas, Inc.	797	69,299
Spire, Inc.	396	29,344
UGI Corp.	304,800	11,780,520
		42,467,298
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc. (a)	11,340	136,874
Ormat Technologies, Inc.	294	26,586
The AES Corp.	230,015	6,652,034
Vistra Corp.	683,600	16,631,988
		23,447,482
Multi-Utilities - 0.7%
Ameren Corp.	427,264	38,163,220
Avista Corp.	4,733	195,378
Black Hills Corp.	195	13,968
CenterPoint Energy, Inc.	33,745	1,049,807
CMS Energy Corp.	185,920	11,354,134
Consolidated Edison, Inc.	174,455	17,103,568
Dominion Energy, Inc.	1,647,060	100,651,837
DTE Energy Co.	229,823	26,661,766
NiSource, Inc.	130,547	3,647,483
Public Service Enterprise Group, Inc.	1,041,716	63,075,904
Sempra Energy	407,830	67,777,268
WEC Energy Group, Inc.	260,600	25,835,884
		355,530,217
Water Utilities - 0.0%
American Water Works Co., Inc.	894	135,673
Essential Utilities, Inc.	500	24,120
		159,793
TOTAL UTILITIES		1,243,071,995
TOTAL COMMON STOCKS (Cost $27,393,569,601)		46,216,931,800

Equity Funds - 12.0%
	Shares	Value ($)
Large Blend Funds - 4.5%
Fidelity SAI U.S. Large Cap Index Fund (e)	17,703,181	326,623,686
Fidelity SAI U.S. Low Volatility Index Fund (e)	53,799,395	962,471,184
iShares S&P 500 Index ETF	1,537,580	629,362,246
PIMCO StocksPLUS Absolute Return Fund Institutional Class	48,951,933	477,770,866
SPDR S&P 500 ETF Trust	24,100	9,825,088
TOTAL LARGE BLEND FUNDS		2,406,053,070
Large Growth Funds - 7.5%
Fidelity Blue Chip Growth Fund (e)	1,705,152	212,018,615
Fidelity Growth Company Fund (e)	95,101,872	2,518,297,550
Fidelity SAI U.S. Momentum Index Fund (e)	6,389,119	93,856,159
Fidelity SAI U.S. Quality Index Fund (e)	72,111,851	1,166,769,754
TOTAL LARGE GROWTH FUNDS		3,990,942,078
Mid-Cap Blend Funds - 0.0%
Fidelity Mid Cap Index Fund (e)	125,249	3,475,661
TOTAL EQUITY FUNDS (Cost $4,255,170,017)		6,400,470,809

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $11,311,621)	1,294,903	13,363,396

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.28% to 4.18% 2/16/23 (g) (Cost $3,375,137)	3,400,000	3,369,994

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	48,196,099	48,205,739
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	449,694,821	449,739,791
Invesco Government & Agency Portfolio Institutional Class 3.09% (j)	430,687,951	430,687,951
TOTAL MONEY MARKET FUNDS (Cost $928,633,096)		928,633,481

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	42	3,340	11/30/22	105
S&P 500 Index	Chicago Board Options Exchange	64	3,510	11/30/22	160
S&P 500 Index	Chicago Board Options Exchange	119	3,525	12/07/22	3,570
S&P 500 Index	Chicago Board Options Exchange	67	3,525	11/30/22	168
S&P 500 Index	Chicago Board Options Exchange	97	3,550	12/14/22	13,823
S&P 500 Index	Chicago Board Options Exchange	34	3,650	12/14/22	7,650
S&P 500 Index	Chicago Board Options Exchange	59	3,625	12/07/22	2,655
S&P 500 Index	Chicago Board Options Exchange	69	3,650	12/21/22	25,875

					54,006
TOTAL PURCHASED OPTIONS (Cost $371,176)					54,006

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $32,592,430,648)	53,562,823,486
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(384,469,038)
NET ASSETS - 100.0%	53,178,354,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	146	Dec 2022	29,793,125	1,353,718	1,353,718

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	42	17,136,462	3,630.00	11/30/22	(105)
S&P 500 Index	Chicago Board Options Exchange	64	26,112,704	3,825.00	11/30/22	(160)
S&P 500 Index	Chicago Board Options Exchange	65	26,520,715	3,815.00	12/07/22	(7,475)
S&P 500 Index	Chicago Board Options Exchange	67	27,336,737	3,855.00	11/30/22	(168)
S&P 500 Index	Chicago Board Options Exchange	54	22,032,594	3,845.00	12/07/22	(7,830)
S&P 500 Index	Chicago Board Options Exchange	97	39,577,067	3,830.00	12/14/22	(80,995)
S&P 500 Index	Chicago Board Options Exchange	59	24,072,649	3,960.00	12/07/22	(40,120)
S&P 500 Index	Chicago Board Options Exchange	34	13,872,374	3,950.00	12/14/22	(84,150)
S&P 500 Index	Chicago Board Options Exchange	69	28,152,759	3,940.00	12/21/22	(208,035)

TOTAL WRITTEN OPTIONS						(429,038)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,293,816 or 0.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,268 or 0.0% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,595,369.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

Cvent Holding Corp.	7/23/21	880,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	31,252,236	88,596,809	71,643,306	543,559	-	-	48,205,739	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	433,242,705	1,548,602,638	1,532,105,552	470,626	-	-	449,739,791	1.4%
Total	464,494,941	1,637,199,447	1,603,748,858	1,014,185	-	-	497,945,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	124,857,618	100,606,993	10,000,000	606,993	(3,600,770)	154,774	212,018,615
Fidelity Growth Company Fund	2,708,289,861	-	167,468,899	-	(11,866,321)	(10,657,091)	2,518,297,550
Fidelity Mid Cap Index Fund	3,463,398	25,227	-	25,227	-	(12,964)	3,475,661
Fidelity SAI Inflation-Focused Fund	15,530,401	1,288,917	-	1,288,918	-	(3,455,922)	13,363,396
Fidelity SAI U.S. Large Cap Index Fund	1,888,765,124	1,274,997,104	2,696,405,283	40,938,398	60,129,484	(200,862,743)	326,623,686
Fidelity SAI U.S. Low Volatility Index Fund	952,249,299	-	-	-	-	10,221,885	962,471,184
Fidelity SAI U.S. Momentum Index Fund	553,858,080	3,457,070	472,180,644	3,457,071	(17,040,663)	25,762,316	93,856,159
Fidelity SAI U.S. Quality Index Fund	1,629,549,515	37,154,602	440,138,438	12,154,602	(79,547,220)	19,751,295	1,166,769,754
	7,876,563,296	1,417,529,913	3,786,193,264	58,471,209	(51,925,490)	(159,098,450)	5,296,876,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,330,937,923	3,330,828,428	109,495	-
Consumer Discretionary	4,880,380,456	4,877,104,428	3,276,028	-
Consumer Staples	2,913,038,347	2,913,038,347	-	-
Energy	2,628,815,309	2,628,815,309	-	-
Financials	6,370,059,291	6,352,591,956	17,467,335	-
Health Care	7,367,742,549	7,342,988,040	24,754,509	-
Industrials	4,044,931,150	4,044,931,150	-	-
Information Technology	10,907,679,702	10,867,259,334	40,420,368	-
Materials	1,446,413,225	1,444,854,597	1,558,628	-
Real Estate	1,083,861,853	1,083,861,853	-	-
Utilities	1,243,071,995	1,243,071,995	-	-

Equity Funds	6,400,470,809	6,400,470,809	-	-

Other	13,363,396	13,363,396	-	-

Other Short-Term Investments	3,369,994	-	3,369,994	-

Money Market Funds	928,633,481	928,633,481	-	-

Purchased Options	54,006	54,006	-	-
Total Investments in Securities:	53,562,823,486	53,471,867,129	90,956,357	-
Derivative Instruments:

Assets
Futures Contracts	1,353,718	1,353,718	-	-
Total Assets	1,353,718	1,353,718	-	-

Liabilities
Written Options	(429,038)	(429,038)	-	-
Total Liabilities	(429,038)	(429,038)	-	-
Total Derivative Instruments:	924,681	924,681	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,353,718	0
Purchased Options (b)	54,006	0
Written Options (c)	0	(429,038)
Total Equity Risk	1,407,724	(429,038)
Total Value of Derivatives	1,407,724	(429,038)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $449,737,749) - See accompanying schedule:
Unaffiliated issuers (cost $28,910,171,996)	$47,768,001,951
Fidelity Central Funds (cost $497,945,145)	497,945,530
Other affiliated issuers (cost $3,184,313,507)	5,296,876,005

Total Investment in Securities (cost $32,592,430,648)		$53,562,823,486
Cash		714
Foreign currency held at value (cost $4,449,658)		4,610,883
Receivable for investments sold		688,162,324
Receivable for fund shares sold		18,289,355
Dividends receivable		79,440,007
Interest receivable		1,374,561
Distributions receivable from Fidelity Central Funds		199,698
Receivable for daily variation margin on futures contracts		870,525
Prepaid expenses		50,403
Other receivables		558,431
Total assets		54,356,380,387
Liabilities
Payable for investments purchased	$686,227,644
Payable for fund shares redeemed	33,131,589
Accrued management fee	7,514,314
Written options, at value (premium received $2,615,942)	429,038
Other payables and accrued expenses	983,563
Collateral on securities loaned	449,739,791
Total Liabilities		1,178,025,939
Net Assets		$53,178,354,448
Net Assets consist of:
Paid in capital		$32,120,019,238
Total accumulated earnings (loss)		21,058,335,210
Net Assets		$53,178,354,448
Net Asset Value , offering price and redemption price per share ($53,178,354,448 ÷ 5,114,457,596 shares)		$10.40

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$380,883,796
Affiliated issuers		$23,009,385
Interest		5,067,048
Income from Fidelity Central Funds (including $470,626 from security lending)		1,014,185
Total Income		409,974,414
Expenses
Management fee	$110,604,239
Custodian fees and expenses	252,661
Independent trustees' fees and expenses	177,564
Registration fees	370,532
Audit	47,685
Legal	58,414
Interest	118,794
Miscellaneous	428,310
Total expenses before reductions	112,058,199
Expense reductions	(64,459,939)
Total expenses after reductions		47,598,260
Net Investment income (loss)		362,376,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	185,017,524
Affiliated issuers	(51,925,490)
Foreign currency transactions	930
Futures contracts	(2,758,929)
Written options	1,382,797
Capital gain distributions from underlying funds:
Affiliated issuers	35,461,824
Total net realized gain (loss)		167,178,656
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(258,515,462)
Affiliated issuers	(159,098,450)
Assets and liabilities in foreign currencies	(118,223)
Futures contracts	1,500,196
Written options	2,186,904
Total change in net unrealized appreciation (depreciation)		(414,045,035)
Net gain (loss)		(246,866,379)
Net increase (decrease) in net assets resulting from operations		$115,509,775
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,376,154	$730,813,501
Net realized gain (loss)	167,178,656	3,953,901,921
Change in net unrealized appreciation (depreciation)	(414,045,035)	(5,712,579,293)
Net increase (decrease) in net assets resulting from operations	115,509,775	(1,027,863,871)
Distributions to shareholders	(2,101,283,286)	(5,778,945,428)
Share transactions
Proceeds from sales of shares	3,123,843,538	11,581,260,400
Reinvestment of distributions	1,963,917,906	5,458,683,843
Cost of shares redeemed	(5,671,454,137)	(14,677,157,537)
Net increase (decrease) in net assets resulting from share transactions	(583,692,693)	2,362,786,706
Total increase (decrease) in net assets	(2,569,466,204)	(4,444,022,593)

Net Assets
Beginning of period	55,747,820,652	60,191,843,245
End of period	$53,178,354,448	$55,747,820,652

Other Information
Shares
Sold	314,702,503	990,057,204
Issued in reinvestment of distributions	200,604,485	450,858,453
Redeemed	(567,105,152)	(1,227,604,984)
Net increase (decrease)	(51,798,164)	213,310,673

Financial Highlights
Strategic Advisers® Large Cap Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021 A	2020 A	2019 A	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.15	$8.81	$8.33	$8.86	$8.34
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.14	.15	.14	.12
Net realized and unrealized gain (loss)	(.05)	(.33)	3.69	.88	.03	1.05
Total from investment operations	.02	(.19)	3.83	1.03	.17	1.17
Distributions from net investment income	(.05)	(.14)	(.15)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.36)	(1.02)	(.34)	(.42)	(.56)	(.53)
Total distributions	(.41)	(1.17) D	(.49)	(.55) D	(.70)	(.65)
Net asset value, end of period	$10.40	$10.79	$12.15	$8.81	$8.33	$8.86
Total Return E,F	.45%	(2.43)%	44.55%	12.17%	2.41%	14.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.43%	.44%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.18% I	.18%	.19%	.20%	.20%	.21%
Expenses net of all reductions	.18% I	.18%	.19%	.20%	.20%	.21%
Net investment income (loss)	1.40% I	1.21%	1.29%	1.74%	1.65%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$53,178,354	$55,747,821	$60,191,843	$27,026,081	$24,720,960	$24,984,597
Portfolio turnover rate J	59% I	59%	74% K	90%	84%	98%

A Per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger that occurred on November 20, 2020. All financial information prior to the merger is that of the predecessor fund, Strategic Advisers Core Fund.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Large Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Large Cap Fund	$558,151

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,912,827,216
Gross unrealized depreciation	(1,321,611,459)
Net unrealized appreciation (depreciation)	$20,591,215,757
Tax cost	$32,975,148,351

The Fund elected to defer to its next fiscal year approximately $55,499,361 of capital losses recognized during the period November 1, 2021 to May 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Large Cap Fund
Equity Risk
Futures Contracts	$(2,758,929)	$1,500,196
Purchased Options	(202,287)	(317,170)
Written Options	1,382,797	2,186,904
Total Equity Risk	$(1,578,419)	$3,369,930

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.
Exchange-traded options were used to manage exposure to the market.
Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.
Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.
Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Large Cap Fund	15,110,107,855	17,434,703,920
5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, ClearBridge Investments, LLC (managed a portion of the Fund's assets through November 28, 2022), D.E. Shaw Investment Management, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Management, LLC, PineBridge Investments LLC, Principal Global Investors, LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In December 2022, the Board approved the appointment of Wellington Capital Management LLP as an additional sub-adviser for the Fund.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Large Cap Fund	$ 22,991

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Large Cap Fund	81,073,895	32,350,709	(12,266,998)

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Large Cap Fund	$46,931
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Large Cap Fund	$47,107	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Large Cap Fund	$98,431,533	2.90%	$118,794
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $64,451,723.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,216.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Large Cap Fund
Fidelity SAI U.S. Low Volatility Index Fund	12%
Fidelity SAI U.S. Quality Index Fund	10%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Large Cap Fund	.18%
Actual		$ 1,000	$ 1,004.50	$ .90
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of New and Amended Sub-Advisory Agreements

Strategic Advisers Large Cap Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers, Neuberger Berman Investment Advisers LLC (Neuberger), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), (ii) an amendment to add a new investment mandate to the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode), and the Trust on behalf of the fund (Amended Geode Sub-Advisory Agreement) and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, Principal Global Investors, LLC (Principal), and the Trust on behalf of the fund (Amended Principal Sub-Advisory Agreement and, together with the Amended Geode Sub-Advisory Agreement, the Amended Sub-Advisory Agreements). The Board noted that the updated fee schedule in the Amended Principal Sub-Advisory Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Principal Sub-Advisory Agreement, and no material contract terms are impacted by the Amended Geode Sub-Advisory Agreement except for the amendment to the fee schedule to add the new investment mandate. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New and Amended Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New and Amended Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the New and Amended Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.   With respect to the New Sub-Advisory Agreement and the new mandate for the Amended Geode Sub-Advisory Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. With respect to the Amended Sub-Advisory Agreements, the Board also noted its consideration of these matters at its September 2021 meeting. The Board also considered the detailed information provided by Strategic Advisers, Principal, and Geode with respect to the fund, and Geode with respect to the other funds it sub-advises, in the June 2022 annual contract renewal materials, and with respect to the Amended Geode Sub-Advisory Agreement the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials.

Resources Dedicated to Investment Management and Support Services .  With respect to the New Sub-Advisory Agreement and the Amended Geode Sub-Advisory Agreement, the Board reviewed the general qualifications and capabilities of each sub-adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that each sub-adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered each sub-adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and their respective investments in business continuity planning, including in connection with the COVID-19 pandemic.

With respect to the Amended Principal Sub-Advisory Agreement, the Board noted that it had approved the existing sub-advisory agreement with Principal at its September 2021 meeting and that the Amended Principal Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Neuberger under the New Sub-Advisory Agreement and by Geode under the Amended Geode Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance .  The Board considered the historical investment performance of Neuberger and its portfolio managers in managing accounts under similar investment mandates, as well as model performance of the investment mandate to be used by Neuberger. The Board considered model performance of the investment mandate to be used by Geode. The Board did not consider performance to be a material factor in its decision to approve the Amended Principal Sub-Advisory Agreement because the approval of the Amended Principal Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement and Amended Geode Sub-Advisory Agreement should benefit the fund's shareholders and, with respect to the Amended Principal Sub-Advisory Agreement, will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.   With respect to the New Sub-Advisory Agreement and Amended Geode Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to Neuberger and Geode. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring Neuberger and adding the new investment mandate for Geode.

The Board noted that neither the New nor Amended Sub-Advisory Agreements will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. With respect to the New Sub-Advisory Agreement, the Board considered that after allocating assets to Neuberger, the fund's management fee and total net expenses are expected to increase but are each expected to continue to rank below the competitive peer group median reported in the June 2022 management contract renewal materials. The Board also considered that approval of the Amended Geode Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new mandate at this time. With respect to the Amended Principal Sub-Advisory Agreement, the Board noted that the updated fee schedule will not impact the fund's management fee at current asset levels.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability .  Because the New and Amended Sub-Advisory Agreements were each negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New or Amended Sub-Advisory Agreements.

Potential Fall-Out Benefits .  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New and/or Amended Sub-Advisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale .  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement and Amended Geode Sub-Advisory Agreement each provide, and the Amended Principal Sub-Advisory Agreement will continue to provide, for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Principal Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Principal Sub-Advisory Agreement.

Conclusion.   Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New or Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New or Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New or Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreement

Strategic Advisers Large Cap Fund

In September 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-advisory agreement among Strategic Advisers, D.E. Shaw Investment Management, L.L.C. (New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided .  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and their respective investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services .  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance .  The Board considered the historical investment performance of the New Sub-Adviser and its portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses .  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that the New Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that after allocating assets to the New Sub-Adviser, the fund's management fee is expected to increase and the fund's total net expenses are expected to decrease, and each are expected to continue to rank below the competitive peer group median reported in the June 2022 management contract renewal materials for the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability .  Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits .  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion .  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with AllianceBernstein L.P., Aristotle Capital Management LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, ClearBridge Investments, LLC, FIAM LLC  (FIAM), Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, PineBridge Investments LLC, Principal Global Investors LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements) and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Amendment). The Board noted that the addition of the new mandate would not impact the fund's management fee rate or net expenses as the new mandate would not initially be funded. The Board also noted that no other contract terms are impacted by the Amendment.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic. In approving the Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board noted that effective November 20, 2020, three predecessor funds reorganized into the fund and the fund assumed the historical performance of Strategic Advisers Core Fund, the predecessor fund designated as the accounting survivor in the reorganization. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the three- and five-year periods and in the second quartile for the one-year period ended December 31, 2021. The Board also noted that the fund had out‑performed 67%, 81%, and 80% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the five-year period and lower than its benchmark for the one- and three-year periods shown.

In approving the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate, as well as model performance of the investment mandate to be used by FIAM.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged and other information with respect to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9899747.102
LGC-SANN-0123
Strategic Advisers® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary November 30, 2022 (Unaudited)
The information in the following tables is based on the consolidated investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
BlackRock Systematic Multi-Strategy Fund Investor A Shares	15.6
Absolute Convertible Arbitrage Fund Investor Shares	11.5
First Trust Merger Arbitrage Fund Class I	9.2
Westchester Capital Merger Fund	9.1
Victory Market Neutral Income Fund Class I	7.5
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	7.3
American Beacon AHL Managed Futures Strategy Fund A Class	7.1
LoCorr Long/Short Commodity Strategies Fund Class A	6.1
T. Rowe Price Dynamic Global Bond Fund Investor Class	5.9
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	5.8
Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Consolidated Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 3.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.15% to 4.25% 2/16/23 to 2/23/23 (Cost $54,417,058)	54,900,000	54,414,764

Alternative Funds - 89.5%
	Shares	Value ($)
Alternative Funds - 89.5%
Abbey Capital Futures Strategy Fund Class A	5,821,258	78,645,195
Absolute Convertible Arbitrage Fund Investor Shares	19,171,081	210,881,894
American Beacon AHL Managed Futures Strategy Fund A Class	10,694,863	128,980,050
BlackRock Systematic Multi-Strategy Fund Investor A Shares	28,467,679	284,676,793
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	13,750,392	133,791,310
First Trust Merger Arbitrage Fund Class I	15,648,798	168,381,071
LoCorr Long/Short Commodity Strategies Fund Class A	9,989,185	110,879,958
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	8,533,936	106,503,527
T. Rowe Price Dynamic Global Bond Fund Investor Class	11,375,119	108,632,385
Victory Market Neutral Income Fund Class I	15,257,369	137,468,895
Westchester Capital Merger Fund	9,592,809	166,818,954

TOTAL ALTERNATIVE FUNDS (Cost $1,630,816,841)		1,635,660,032

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (b)	3,997,052	3,997,852
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (c)(d)	127,336,218	127,336,218
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (c)	830,284	830,284
TOTAL MONEY MARKET FUNDS (Cost $132,164,354)		132,164,354

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini-SPX Index	Chicago Board Options Exchange	514	364	12/16/22	14,135
S&P 500 Index	Chicago Board Options Exchange	120	2,350	09/15/23	246,000
S&P 500 Index	Chicago Board Options Exchange	117	2,100	10/20/23	193,635
S&P 500 Index	Chicago Board Options Exchange	50	3,340	01/20/23	30,000
S&P 500 Index	Chicago Board Options Exchange	124	2,400	11/17/23	352,780
S&P 500 Index	Chicago Board Options Exchange	55	3,730	02/17/23	276,100

					1,112,650
TOTAL PURCHASED OPTIONS (Cost $2,924,775)					1,112,650

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,820,323,028)	1,823,351,800
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,269,044
NET ASSETS - 100.0%	1,827,620,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Long-Term Euro-BTP Contracts (Germany)	4	Dec 2022	496,574	80	80

Commodity Futures Contracts
CBOT Soybean Oil Contracts (United States)	34	Mar 2023	1,433,711	42,234	42,234
CME Live Cattle Contracts (United States)	4	Apr 2023	254,840	(1,210)	(1,210)
COMEX Silver Contracts (United States)	1	Mar 2023	108,905	1,553	1,553
ICE Cocoa Contracts (United Kingdom)	27	Mar 2023	650,184	16,432	16,432
ICE Cocoa Contracts (United States)	10	Mar 2023	249,800	4,674	4,674
ICE ENDEX ECX Emissions Contracts (Netherlands)	2	Dec 2023	183,500	(829)	(829)
ICE Sugar No. 11 Contracts (United States)	70	Feb 2023	1,538,992	(19,772)	(19,772)
ICE Sugar No. 5 Contracts (United Kingdom)	18	Feb 2023	485,280	3,291	3,291
LME Lead Contracts (United Kingdom)	4	Mar 2023	219,475	3,850	3,850
NYMEX Platinum Contracts (United States)	9	Jan 2023	467,685	23,034	23,034

TOTAL COMMODITY FUTURES CONTRACTS					73,257

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1	Dec 2022	240,845	6,612	6,612
Eurex Dax Index Contracts (Germany)	1	Dec 2022	375,084	4,398	4,398
Eurex Euro Stoxx 50 Index Contracts (Germany)	216	Dec 2022	1,068,218	31,588	31,588
Eurex Short-Term Euro-BTP Contracts (Germany)	21	Dec 2022	2,335,824	1,463	1,463
Eurex SMI Index Contracts (Germany)	5	Dec 2022	589,802	12,529	12,529
Euronext Amsterdam AEX Index Contracts (France)	2	Dec 2022	301,628	1,292	1,292
Euronext CAC 40 10 Index Contracts (France)	5	Dec 2022	350,500	9,456	9,456
ICE FTSE 100 Index Contracts (United Kingdom)	14	Dec 2022	1,282,217	30,967	30,967
IDEM FTSE MIB Index Contracts (Italy)	2	Dec 2022	256,331	4,698	4,698
MEFF IBEX 35 Index Contracts (Spain)	3	Dec 2022	260,814	(986)	(986)
OMX Stockholm 30 Index Contracts (Sweden)	11	Dec 2022	220,145	(906)	(906)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	14	Dec 2022	557,961	12,879	12,879
SGX Nifty 50 Index Contracts (Singapore)	32	Dec 2022	1,210,656	40,331	40,331
TME S&P/TSX 60 Index Contracts (Canada)	2	Dec 2022	368,821	2,119	2,119

TOTAL EQUITY INDEX CONTRACTS					156,440

TOTAL PURCHASED					229,777

Sold

Commodity Futures Contracts
CBOT KC HRW Wheat Contracts (United States)	11	Mar 2023	494,863	5,177	5,177
CBOT Soybean Contracts (United States)	4	Mar 2023	166,400	(1,821)	(1,821)
CBOT Soybean Contracts (United States)	4	Mar 2023	295,100	(11,298)	(11,298)
CBOT Wheat Contracts (United States)	18	Mar 2023	715,950	8,678	8,678
CME Lean Hogs Contracts (United States)	6	Apr 2023	217,560	(2,407)	(2,407)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	5	Feb 2023	565,896	(92,576)	(92,576)
Euronext Milling Wheat NO.2 Contracts (France)	26	Mar 2023	427,478	5,113	5,113
ICE Rotterdam Coal Contracts (United Kingdom)	1	Mar 2023	280,100	(76,109)	(76,109)
ICE Brent Crude Contracts (United Kingdom)	2	Feb 2023	173,660	(3,803)	(3,803)
ICE Coffee 'C' Contracts (United States)	20	Mar 2023	1,274,250	(111,666)	(111,666)
ICE Cotton No. 2 Contracts (United States)	15	Mar 2023	634,575	(5,282)	(5,282)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	23	Jan 2023	434,010	(23,567)	(23,567)
ICE Rotterdam Coal Contracts (United Kingdom)	1	Feb 2023	282,900	(78,909)	(78,909)
LME Aluminum Contracts (United Kingdom)	21	Mar 2023	1,302,000	(42,262)	(42,262)
LME Nickel Contracts (United Kingdom)	1	Mar 2023	162,192	(9,468)	(9,468)
LME Zinc Contracts (United Kingdom)	10	Mar 2023	759,125	(10,412)	(10,412)
MGEX Hard Red Spring Wheat Contracts (United States)	7	Mar 2023	330,050	5,259	5,259
NYMEX Gasoline RBOB Contracts (United States)	5	Feb 2023	503,223	(14,654)	(14,654)
NYMEX Natural Gas Contracts (United States)	6	Feb 2023	370,680	(18,357)	(18,357)
NYMEX Palladium Contracts (United States)	4	Mar 2023	746,400	36,427	36,427
NYMEX WTI Crude Oil Contracts (United States)	3	Feb 2023	242,250	1,244	1,244
SGX Iron Ore Index Contracts (Singapore)	15	Mar 2023	147,660	(4,910)	(4,910)

TOTAL COMMODITY FUTURES CONTRACTS					(445,603)

Equity Index Contracts
CBOE Volatility Index (VIX) Futures (United States)	38	Dec 2022	840,636	88,787	88,787
CME Three-Month SOFR Index Contracts (United States)	57	Mar 2024	13,620,150	(10,779)	(10,779)
Eurex VSTOXX Index Contracts (Germany)	185	Dec 2022	410,048	29,793	29,793
HKFE Hang Seng Index Contracts (Hong Kong)	4	Dec 2022	163,668	(9,377)	(9,377)
ICE Rotterdam Coal Contracts (United Kingdom)	1	Jan 2023	283,950	(79,959)	(79,959)
MSCI Sing IX ET Index Contracts (Singapore)	48	Dec 2022	1,047,481	(4,831)	(4,831)
SGX FTSE China A50 Index Contracts (Singapore)	156	Dec 2022	1,980,420	(88,374)	(88,374)
SGX MSCI Taiwan Index Contracts (Singapore)	13	Dec 2022	676,260	(1,830)	(1,830)

TOTAL EQUITY INDEX CONTRACTS					(76,570)

TOTAL SOLD					(522,173)

TOTAL FUTURES CONTRACTS					(292,396)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $12,043,504.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CHF	20,000	USD	21,062	Bank of America, N.A.	12/01/22	74
GBP	38,000	USD	45,643	NatWest Markets PLC	12/01/22	157
USD	10,771	ILS	37,000	BNP Paribas S.A.	12/01/22	(74)
USD	3,375	MXN	65,773	Goldman Sachs Bank USA	12/01/22	(34)
ILS	37,000	USD	10,773	BNP Paribas S.A.	12/13/22	77
USD	43,821	ILS	150,000	Goldman Sachs Bank USA	12/13/22	(168)
HKD	832,000	USD	106,474	Barclays Bank PLC	12/14/22	25
HKD	1,120,000	USD	143,368	Royal Bank of Canada	12/14/22	(3)
USD	241,515	HKD	1,887,000	Royal Bank of Canada	12/14/22	(29)
BRL	4,943,655	USD	900,000	Barclays Bank PLC	12/15/22	50,258
CLP	368,398,124	USD	400,000	Goldman Sachs Bank USA	12/15/22	12,806
GBP	375,000	USD	449,460	Barclays Bank PLC	12/15/22	2,756
MXN	111,263,231	USD	5,700,000	BNP Paribas S.A.	12/15/22	53,137
MYR	2,657,940	USD	600,000	Royal Bank of Canada	12/15/22	(2,022)
NZD	600,000	USD	373,995	Bank of America, N.A.	12/15/22	4,175
NZD	500,000	USD	310,912	Bank of America, N.A.	12/15/22	4,230
PEN	9,973,080	USD	2,600,000	Citibank, N.A.	12/15/22	(2,622)
PHP	45,545,600	USD	800,000	Bank of America, N.A.	12/15/22	6,300
SGD	1,375,942	USD	1,000,000	BNP Paribas S.A.	12/15/22	11,221
USD	400,000	CHF	376,348	Royal Bank of Canada	12/15/22	1,505
USD	1,200,000	COP	6,031,044,000	BNP Paribas S.A.	12/15/22	(46,502)
USD	3,900,000	IDR	61,419,930,000	Citibank, N.A.	12/15/22	(3,605)
USD	3,300,000	ILS	11,444,123	Goldman Sachs Bank USA	12/15/22	(56,411)
USD	3,200,000	INR	261,807,360	Citibank, N.A.	12/15/22	(15,068)
USD	1,900,000	KRW	2,559,699,000	Citibank, N.A.	12/15/22	(62,854)
USD	3,100,000	THB	111,149,880	Barclays Bank PLC	12/15/22	(68,207)
ZAR	12,001,922	USD	700,000	BNP Paribas S.A.	12/15/22	(6,221)
USD	44,446	SGD	61,000	Royal Bank of Canada	12/16/22	(385)
USD	22,860	ZAR	393,000	Barclays Bank PLC	2/13/23	260
EUR	9,000	USD	9,424	Bank of America, N.A.	2/16/23	(3)
EUR	15,000	USD	15,497	NatWest Markets PLC	2/16/23	206
EUR	9,000	USD	9,393	NatWest Markets PLC	2/16/23	28
GBP	13,000	USD	15,482	Bank of America, N.A.	2/16/23	223
GBP	30,000	USD	36,401	Barclays Bank PLC	2/16/23	(158)
GBP	11,000	USD	13,328	NatWest Markets PLC	2/16/23	(39)
GBP	6,000	USD	7,218	NatWest Markets PLC	2/16/23	31
USD	21,262	CHF	20,000	Bank of America, N.A.	2/16/23	(75)
USD	31,949	EUR	31,000	Bank of America, N.A.	2/16/23	(502)
USD	32,228	EUR	31,000	NatWest Markets PLC	2/16/23	(224)
USD	42,539	GBP	35,000	NatWest Markets PLC	2/16/23	256
USD	5,921	GBP	5,000	NatWest Markets PLC	2/16/23	(120)
USD	4,728	GBP	4,000	NatWest Markets PLC	2/16/23	(104)
USD	32,393	GBP	27,000	NatWest Markets PLC	2/16/23	(226)
USD	45,753	GBP	38,000	NatWest Markets PLC	2/16/23	(155)
USD	51,911	MXN	1,026,000	Goldman Sachs Bank USA	3/21/23	(240)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(118,326)

Unrealized Appreciation						147,725
Unrealized Depreciation						(266,051)
Credit Default Swaps
Underlying Reference	Rating (1)	Maturity Date	Clearinghouse / Counterparty (4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (2)(3)		Value ($) (1)	Upfront Premium Received/ (Paid) ($) (5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 38	NR	Dec 2027	ICE	1%	Quarterly		3,300,000	34,263	0	34,263
5-Year CDX N.A. HY Series 39	NR	Dec 2027	ICE	5%	Quarterly		800,000	10,055	0	10,055
5-Year CDX N.A. IG Series 39	NR	Dec 2027	ICE	1%	Quarterly		4,200,000	13,311	0	13,311
iTraxx Crossover Series 38	NR	Dec 2027	ICE	5%	Quarterly	EUR	1,300,000	19,908	0	19,908

TOTAL CREDIT DEFAULT SWAPS								77,537	0	77,537

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(5)Any premiums for centrally cleared OTC swaps are recorded periodically.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)		Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
1.5%	Annual	6-month EURIBOR (4)	Semi-Annual	LCH	Mar 2053	EUR	300,000	1,314	0	1,314
Brazil Cetip DI Interbank Deposit Overnight Rate (4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(53,681)	0	(53,681)
Brazil Cetip DI Interbank Deposit Overnight Rate (4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	614	0	614
6.75%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate (4)	Semi-Annual	LCH	Sep 2027	INR	100,900,000	541	0	541
Singapore Domestic Interbank Overnight Rate Avg. (4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2027	SGD	3,900,000	(21,790)	0	(21,790)
Mexico 28 Day Cetes Auction Average Yield (4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	(14,516)	0	(14,516)
SAFE South Africa Johannesburg Interbank Agreed Rate 3 Month (4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	26,700,000	2,426	0	2,426
Bank of Israel Tel Aviv Interbank Offered 3 Month (4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	14,500,000	16,834	0	16,834
Klibor Interbank Offered Rate (4)	Quarterly	4%	Quarterly	Goldman Sachs Bank USA	Dec 2027	MYR	19,000,000	(19,630)	(2,964)	(22,594)
CFETS China Fixing Repo Rates 7 Day (4)	Quarterly	2.75%	Quarterly	LCH	Dec 2027	CNY	44,700,000	15,972	0	15,972
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month (4)	Quarterly	4.5%	Quarterly	LCH	Dec 2027	HKD	43,700,000	14,038	0	14,038
4%	Quarterly	HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month (4)	Quarterly	LCH	Dec 2027	HKD	12,400,000	39,374	0	39,374
KRW 3 Month Certificate of Deposit (4)	Quarterly	3.5%	Quarterly	LCH	Mar 2028	KRW	3,214,000,000	(218)	0	(218)
2%	Annual	SONIA Interest Rate Benchmark (4)	Annual	LCH	Mar 2033	GBP	400,000	(6,968)	0	(6,968)
TOTAL INTEREST RATE SWAPS								(25,690)	(2,964)	(28,654)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2022	KRW	318,050,000	1,227	82	1,309
SET 50 futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2022	THB	57,530,700	10,432	856	11,288
iBovespa futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2022	BRL	2,877,940	11,458	168	11,626
TOTAL RETURN SWAPS									23,117	1,106	24,223

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
BRL	-	Brazilian real
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	-	6,775,165	2,777,313	42,145	-	-	3,997,852	0.0%
Total	-	6,775,165	2,777,313	42,145	-	-	3,997,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	-	243,301,976	115,965,758	637,248	-	-	127,336,218
	-	243,301,976	115,965,758	637,248	-	-	127,336,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Strategic Advisers Alternatives Fund Cayman Ltd.	-	6,000,000	-	-	-	(619,748)	5,380,252

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	54,414,764	-	54,414,764	-

Alternative Funds	1,635,660,032	1,635,660,032	-	-

Money Market Funds	132,164,354	132,164,354	-	-

Purchased Options	1,112,650	1,112,650	-	-
Total Investments in Securities:	1,823,351,800	1,768,937,036	54,414,764	-
Derivative Instruments:

Assets
Futures Contracts	433,958	433,958	-	-
Forward Foreign Currency Contracts	147,725	-	147,725	-
Swaps	191,767	-	191,767	-
Total Assets	773,450	433,958	339,492	-

Liabilities
Futures Contracts	(726,354)	(726,354)	-	-
Forward Foreign Currency Contracts	(266,051)	-	(266,051)	-
Swaps	(116,803)	-	(116,803)	-
Total Liabilities	(1,109,208)	(726,354)	(382,854)	-
Total Derivative Instruments:	(335,758)	(292,396)	(43,362)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	156,966	(529,312)
Total Commodity Risk	156,966	(529,312)
Credit Risk
Swaps (b)	77,537	0
Total Credit Risk	77,537	0
Equity Risk
Futures Contracts (a)	276,912	(197,042)
Swaps (b)	23,117	0
Purchased Options (c)	1,112,650	0
Total Equity Risk	1,412,679	(197,042)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	147,725	(266,051)
Total Foreign Exchange Risk	147,725	(266,051)
Interest Rate Risk
Futures Contracts (a)	80	0
Swaps (e)	91,113	(116,803)
Total Interest Rate Risk	91,193	(116,803)
Total Value of Derivatives	1,886,100	(1,109,208)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consoidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Consolidated Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,688,988,958)	$1,692,017,730
Fidelity Central Funds (cost $3,997,852)	3,997,852
Other affiliated issuers (cost $127,336,218)	127,336,218

Total Investment in Securities (cost $1,820,323,028)		$1,823,351,800
Segregated cash with brokers for derivative instruments		4,404,000
Foreign currency held at value (cost $265,080)		265,856
Receivable for investments sold
Regular delivery		1,047,571
Delayed delivery		906,398
Unrealized appreciation on forward foreign currency contracts		147,725
Receivable for fund shares sold		1,319,759
Dividends receivable		679,264
Distributions receivable from Fidelity Central Funds		13,394
Bi-lateral OTC swaps, at value		23,117
Prepaid expenses		16,728
Total assets		1,832,175,612
Liabilities
Payable to custodian bank	$681,737
Payable for investments purchased
Regular delivery	685,941
Delayed delivery	907,664
Unrealized depreciation on forward foreign currency contracts	266,051
Payable for fund shares redeemed	1,572,834
Bi-lateral OTC swaps, at value	19,630
Accrued management fee	38,476
Payable for daily variation margin on futures contracts	234,007
Payable for daily variation margin on centrally cleared OTC swaps	52,229
Other payables and accrued expenses	96,199
Total Liabilities		4,554,768
Net Assets		$1,827,620,844
Net Assets consist of:
Paid in capital		$1,825,300,905
Total accumulated earnings (loss)		2,319,939
Net Assets		$1,827,620,844
Net Asset Value , offering price and redemption price per share ($1,827,620,844 ÷ 182,763,307 shares)		$10.00

Statement of Operations
		For the period July 12, 2022 (commencement of operations) through November 30, 2022 (Unaudited)
Investment Income
Dividends (including $637,248 earned from affiliated issuers)		$4,577,283
Interest		62,671
Income from Fidelity Central Funds		42,145
Total Income		4,682,099
Expenses
Management fee	$1,197,604
Custodian fees and expenses	1,404
Independent trustees' fees and expenses	1,933
Registration fees	227,906
Audit	35,586
Subsidiary directors' fees	7,500
Legal	239
Miscellaneous	1
Total expenses before reductions	1,472,173
Expense reductions	(1,107,015)
Total expenses after reductions		365,158
Net Investment income (loss)		4,316,941
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,557,481)
Forward foreign currency contracts	739
Foreign currency transactions	(2,288)
Futures contracts	(130,933)
Swaps	1,071
Total net realized gain (loss)		(4,688,892)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,028,772
Forward foreign currency contracts	(118,326)
Assets and liabilities in foreign currencies	734
Futures contracts	(292,396)
Swaps	73,106
Total change in net unrealized appreciation (depreciation)		2,691,890
Net gain (loss)		(1,997,002)
Net increase (decrease) in net assets resulting from operations		$2,319,939
Consolidated Statement of Changes in Net Assets

For the period July 12, 2022 (commencement of operations) through November 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,316,941
Net realized gain (loss)	(4,688,892)
Change in net unrealized appreciation (depreciation)	2,691,890
Net increase (decrease) in net assets resulting from operations	2,319,939
Share transactions
Proceeds from sales of shares	1,912,913,841
Cost of shares redeemed	(87,612,936)
Net increase (decrease) in net assets resulting from share transactions	1,825,300,905
Total increase (decrease) in net assets	1,827,620,844

Net Assets
Beginning of period	-
End of period	$1,827,620,844

Other Information
Shares
Sold	191,509,469
Redeemed	(8,746,162)
Net increase (decrease)	182,763,307

Consolidated Financial Highlights
Strategic Advisers Alternatives Fund

Six months ended (Unaudited) November 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.04)
Net asset value, end of period	$10.00
Total Return D,E	-%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33% H
Expenses net of fee waivers, if any	.08% H
Expenses net of all reductions	.08% H
Net investment income (loss)	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,827,621
Portfolio turnover rate I	23% J

A For the period July 12, 2022 (commencement of operations) through November 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

  Notes to Consolidated Financial Statements (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	5,380,252.3

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The   consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the   consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the   consolidated financial statements were issued have been evaluated in the preparation of the   consolidated financial statements. The Fund's   Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's   Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the   Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying   consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the   consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,628,597
Gross unrealized depreciation	(17,888,618)
Net unrealized appreciation (depreciation)	$2,739,979
Tax cost	$1,820,270,484

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the   Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the   Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Alternatives Fund
Credit Risk
Swaps	$1,071	$77,537
Total Credit Risk	1,071	77,537
Equity Risk
Futures Contracts	38,385	79,870
Purchased Options	447,876	(1,812,126)
Swaps	-	24,223
Total Equity Risk	486,261	(1,708,033)
Foreign Exchange Risk
Forward Foreign Currency Contracts	739	(118,326)
Total Foreign Exchange Risk	739	(118,326)
Interest Rate Risk
Futures Contracts	-	80
Swaps	-	(28,654)
Total Interest Rate Risk	-	(28,574)
Commodity Risk
Futures Contracts	(169,318)	(372,346)
Total Commodity Risk	(169,318)	(372,346)
Totals	$318,753	$(2,149,742)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market, commodities market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in Total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	2,020,618,953	257,457,623
6. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Fidelity Diversifying Solutions LLC and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $ 1,106,783.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $232.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 12, 2022 to November 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value November 30, 2022	Expenses Paid During Period

Strategic Advisers® Alternatives Fund	.08%
Actual		$ 1,000	$ 1,000.00	$ .31 C
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 142 / 365 (to reflect the period July 12, 2022 to November 30, 2022).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Alternatives Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of Fidelity Diversifying Solutions LLC (FDS) and Pacific Investment Management Company LLC (PIMCO), and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FDS and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited, with respect to the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance . The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate to the extent available. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses . In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 2.00% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2025. The Board considered that although the proposed maximum aggregate annual management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's estimated total management fee rate is expected to be below the median based upon the expected average allocations to the sub-advisers and the effective sub-advisory fee rates applicable under the proposed sub-advisory agreements, before taking into account the management fee waiver. The Board noted that FDS, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank above the competitive median. The Board also noted that the landscape of alternative mutual funds includes a wide variety of non-traditional investment strategies and fee levels, making it challenging to find suitable peer group comparisons. The Board noted that while projected total net expenses and the maximum management fee for the fund are above median when compared to two Lipper-based peer groups, projected total net expenses and management fees are within the range of a subset of the most comparable funds identified by Strategic Advisers.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits . The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets. The Board noted that, in certain cases, breakpoints included in the Sub-Advisory Agreements have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9905801.100
SAA-SANN-0123
Strategic Advisers® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Subadvisory Agreements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
PIMCO Short-Term Fund Institutional Class	12.0
Baird Ultra Short Bond Fund Institutional Class	8.3
JPMorgan Ultra-Short Income ETF	7.9
T. Rowe Price Ultra Short-Term Bond Fund	5.6
Metropolitan West Low Duration Bond Fund - Class M	4.9
Fidelity SAI Short-Term Bond Fund	4.3
U.S. Treasury Obligations	3.4
Baird Short-Term Bond Fund - Institutional Class	3.3
iShares Ultra Short-Term Bond ETF	3.3
BlackRock Low Duration Bond Portfolio Investor A Shares	3.1
Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 23.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
KT Corp. 4% 8/8/25 (b)	1,525,000	1,470,469
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,563,313
NTT Finance Corp.:
0.373% 3/3/23 (b)	4,100,000	4,052,358
0.583% 3/1/24 (b)	2,184,000	2,067,267
4.239% 7/25/25 (b)	235,000	231,300
SBA Tower Trust:
3.448% 3/15/48 (b)	880,000	880,000
3.869% 10/8/49 (b)	790,000	760,679
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (c)(d)	2,563,000	2,546,181
1.45% 3/20/26	1,155,000	1,044,738
2.625% 8/15/26	1,615,000	1,503,054
		16,119,359
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	955,000	929,608
3.55% 4/14/25	320,000	308,576
		1,238,184
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	4,035,000	3,971,617
Comcast Corp. 5.25% 11/7/25	380,000	386,486
COX Communications, Inc.:
2.95% 6/30/23 (b)	1,950,000	1,918,988
3.15% 8/15/24 (b)	2,021,000	1,944,276
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	3,122,000	3,111,462
3.755% 3/15/27 (b)	3,060,000	2,788,525
RELX Capital, Inc. 3.5% 3/16/23	575,000	572,425
SES SA 3.6% 4/4/23 (b)	1,850,000	1,828,374
SKY PLC 3.75% 9/16/24 (b)	3,870,000	3,778,034
		20,300,187
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,365,000	1,273,726
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,150,000	1,113,437
		2,387,163
TOTAL COMMUNICATION SERVICES		40,044,893
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	766,537
Automobiles - 1.3%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 4.8149% 2/22/23 (c)(d)	3,342,000	3,342,955
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 3.9031% 4/1/24 (b)(c)(d)	5,925,000	5,886,280
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 4.2131% 4/1/25 (b)(c)(d)	7,500,000	7,456,222
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 5.3484% 5/4/23 (b)(c)(d)	3,240,000	3,242,298
General Motors Co.:
4.875% 10/2/23	730,000	726,605
5.4% 10/2/23	1,130,000	1,131,487
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.0908% 10/15/24 (c)(d)	4,200,000	4,075,769
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (c)(d)	4,061,000	3,981,394
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	5,000,000	4,978,749
2.9% 2/26/25	2,035,000	1,922,841
3.25% 1/5/23	5,000,000	4,991,343
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	346,491
Nissan Motor Acceptance Corp. 3.875% 9/21/23 (b)	225,000	220,354
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	2,360,000	2,306,350
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	582,971
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0444% 6/7/24 (b)(c)(d)	8,000,000	7,955,360
0.875% 11/22/23 (b)	590,000	564,685
3.125% 5/12/23 (b)	355,000	351,711
3.95% 6/6/25 (b)	760,000	738,539
		54,802,404
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	382,630
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	545,694
Marriott International, Inc.:
3.125% 2/15/23	290,000	288,806
3.6% 4/15/24	1,750,000	1,717,050
4.15% 12/1/23	175,000	173,308
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (c)(d)	4,193,000	4,168,366
		6,893,224
Internet & Direct Marketing Retail - 0.0%
QVC, Inc. 4.85% 4/1/24	1,380,000	1,313,905
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,092,707
Hasbro, Inc. 3% 11/19/24	1,915,000	1,832,361
		2,925,068
Multiline Retail - 0.1%
Dollar General Corp. 4.25% 9/20/24	2,665,000	2,625,411
Nordstrom, Inc. 2.3% 4/8/24	150,000	141,090
		2,766,501
Specialty Retail - 0.2%
AutoZone, Inc. 3.625% 4/15/25	485,000	471,660
Lowe's Companies, Inc.:
3.35% 4/1/27	345,000	327,393
4.4% 9/8/25	1,200,000	1,191,476
Ross Stores, Inc.:
0.875% 4/15/26	690,000	606,910
4.6% 4/15/25	2,310,000	2,299,475
Triton Container International Ltd. 0.8% 8/1/23 (b)	1,350,000	1,301,063
		6,197,977
TOTAL CONSUMER DISCRETIONARY		76,048,246
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	495,000	480,336
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,405,000	2,256,066
Diageo Capital PLC:
1.375% 9/29/25	680,000	622,608
5.2% 10/24/25	605,000	613,351
		3,972,361
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,072,000	1,062,513
0.8% 2/10/24 (b)	1,448,000	1,373,760
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	731,263
		3,167,536
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	469,617
Mondelez International, Inc. 2.625% 3/17/27	815,000	741,158
		1,210,775
Tobacco - 0.4%
BAT Capital Corp. 3.222% 8/15/24	5,000,000	4,822,223
BAT International Finance PLC:
1.668% 3/25/26	885,000	784,490
4.448% 3/16/28	1,985,000	1,848,657
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,160,174
4.25% 7/21/25 (b)	505,000	482,045
Philip Morris International, Inc.:
5% 11/17/25	500,000	499,638
5.125% 11/15/24	5,980,000	5,978,282
		16,575,509
TOTAL CONSUMER STAPLES		24,926,181
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	830,000	799,157
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	265,596
Schlumberger Holdings Corp. 4% 12/21/25 (b)	375,000	364,912
		1,429,665
Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA 3% 1/15/25 (b)	1,185,000	1,121,209
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,334,686
3.8% 4/15/24	735,000	722,958
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,476,960
7% 6/30/24	2,000,000	2,027,800
ConocoPhillips Co. 2.125% 3/8/24	10,000,000	9,676,790
Devon Energy Corp. 8.25% 8/1/23	525,000	533,633
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (c)(d)	4,149,000	4,108,465
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (c)(d)	1,892,000	1,890,224
0.55% 10/4/23	5,000,000	4,805,846
2.5% 1/15/25	1,115,000	1,057,098
2.5% 2/14/25	615,000	581,920
Energy Transfer LP:
2.9% 5/15/25	255,000	240,515
3.45% 1/15/23	110,000	109,792
4.2% 9/15/23	280,000	277,955
4.25% 3/15/23	1,795,000	1,789,288
4.25% 4/1/24	70,000	68,604
4.9% 2/1/24	620,000	616,194
5.875% 1/15/24	2,375,000	2,384,090
Eni SpA 4% 9/12/23 (b)	1,610,000	1,585,497
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	605,000	587,974
2.6% 10/15/25 (b)	385,000	349,291
Pioneer Natural Resources Co. 0.55% 5/15/23	3,182,000	3,119,332
Plains All American Pipeline LP/PAA Finance Corp. 2.85% 1/31/23	1,275,000	1,270,075
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	2,024,000	2,023,807
5.625% 3/1/25	1,105,000	1,107,752
5.75% 5/15/24	1,450,000	1,452,318
The Williams Companies, Inc. 4.3% 3/4/24	305,000	301,407
		46,621,480
TOTAL ENERGY		48,051,145
FINANCIALS - 13.1%
Banks - 7.2%
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	2,000,000	1,930,768
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	626,679
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	1,300,000	1,285,375
Banco Santander SA:
0.701% 6/30/24 (c)	200,000	193,517
3.496% 3/24/25	1,400,000	1,346,611
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (c)(d)	10,000,000	9,825,341
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2985% 4/22/25 (c)(d)	10,000,000	9,831,822
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 4.7239% 4/25/25 (c)(d)	10,000,000	9,927,438
0.523% 6/14/24 (c)	1,210,000	1,174,272
0.81% 10/24/24 (c)	755,000	721,205
0.976% 4/22/25 (c)	1,050,000	980,816
1.734% 7/22/27 (c)	765,000	670,312
1.843% 2/4/25 (c)	850,000	811,747
3.384% 4/2/26 (c)	1,145,000	1,090,297
3.841% 4/25/25 (c)	815,000	794,803
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	3,145,000	3,080,300
Bank of Montreal 3.7% 6/7/25	1,490,000	1,451,837
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 3.9158% 4/15/24 (c)(d)	10,000,000	9,909,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 3.4744% 9/15/23 (c)(d)	5,000,000	4,972,958
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (c)(d)	5,000,000	4,939,976
1.45% 1/10/25	1,720,000	1,601,584
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	812,470
0.998% 2/4/25 (b)	1,145,000	1,045,385
Barclays PLC:
1.007% 12/10/24 (c)	1,100,000	1,040,202
4.338% 5/16/24 (c)	660,000	653,947
7.325% 11/2/26 (c)	645,000	663,220
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.017% 1/14/25 (b)(c)(d)	3,533,000	3,447,398
5.7% 10/22/23 (b)	3,145,000	3,112,393
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.6458% 6/22/23 (c)(d)	5,885,000	5,869,599
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 4.3525% 4/7/25 (c)(d)	5,000,000	4,942,787
3.945% 8/4/25	1,935,000	1,882,333
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2484% 1/25/26 (c)(d)	10,000,000	9,735,096
0.981% 5/1/25 (c)	1,880,000	1,753,845
4.14% 5/24/25 (c)	1,070,000	1,050,142
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 5.3446% 4/24/23 (b)(c)(d)	675,000	675,987
Danske Bank A/S:
1.226% 6/22/24 (b)	1,610,000	1,493,559
3.773% 3/28/25 (b)(c)	800,000	770,190
5.375% 1/12/24 (b)	775,000	769,346
Discover Bank 4.2% 8/8/23	1,075,000	1,067,428
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.186% 3/28/25 (b)(c)(d)	10,000,000	9,960,450
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.2281% 5/21/24 (b)(c)(d)	5,316,000	5,250,095
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	1,230,000	1,239,922
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.3803% 11/22/24 (c)(d)	10,000,000	9,749,680
1.162% 11/22/24 (c)	750,000	710,133
1.645% 4/18/26 (c)	850,000	763,792
3.803% 3/11/25 (c)	425,000	411,608
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 4.9922% 5/16/25 (c)(d)	8,000,000	7,969,227
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	7,435,000	7,413,294
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.345% 6/1/25 (c)(d)	10,000,000	9,793,873
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (c)(d)	5,000,000	4,969,785
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 4.4269% 4/22/27 (c)(d)	747,000	726,049
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 4.9168% 4/26/26 (c)(d)	5,000,000	4,952,850
0.824% 6/1/25 (c)	965,000	897,441
2.083% 4/22/26 (c)	1,870,000	1,737,256
4.08% 4/26/26 (c)	1,710,000	1,666,898
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.5228% 6/14/24 (c)(d)	10,000,000	9,893,055
KeyCorp 3.878% 5/23/25 (c)	445,000	436,327
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,698,000	2,632,933
4.5% 11/4/24	480,000	468,331
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.8397% 3/2/23 (c)(d)	4,624,000	4,628,242
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 4.4808% 9/12/25 (c)(d)	5,000,000	4,979,295
0.953% 7/19/25 (c)	1,660,000	1,539,505
4.788% 7/18/25 (c)	10,000,000	9,895,701
5.063% 9/12/25 (c)	755,000	750,437
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 4.7606% 5/22/26 (c)(d)	5,000,000	4,873,018
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.3285% 8/12/24 (b)(c)(d)	5,905,000	5,811,016
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 4.7558% 3/22/25 (b)(c)(d)	4,248,000	4,197,311
0.8% 8/12/24 (b)	370,000	341,420
2.375% 5/21/23 (b)	1,525,000	1,499,406
3.479% 3/22/25 (b)	355,000	340,095
PNC Financial Services Group, Inc. 5.671% 10/28/25 (c)	1,200,000	1,209,502
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	468,844
3.5% 3/28/24 (Reg. S)	1,000,000	976,438
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,915,111
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	659,533
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.5802% 1/21/26 (b)(c)(d)	10,000,000	9,584,000
2.625% 10/16/24 (b)	365,000	343,824
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	350,324
1.214% 3/23/25 (b)(c)	200,000	187,460
1.822% 11/23/25 (b)(c)	475,000	432,393
3.885% 3/15/24 (b)(c)	365,000	362,341
3.95% 1/11/23 (b)	1,840,000	1,835,653
7.776% 11/16/25 (b)(c)	370,000	381,646
Svenska Handelsbanken AB:
0.55% 6/11/24 (b)	720,000	672,964
1.418% 6/11/27 (b)(c)	695,000	608,762
Swedbank AB:
0.6% 9/25/23 (b)	500,000	480,681
1.3% 6/2/23 (b)	1,150,000	1,126,379
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (c)(d)	5,948,000	5,933,011
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.6708% 1/17/24 (c)(d)	10,000,000	9,908,946
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (c)(d)	10,710,000	10,462,813
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 4.8744% 4/25/26 (c)(d)	6,000,000	5,955,951
1.654% 6/2/24 (c)	5,935,000	5,827,701
2.188% 4/30/26 (c)	840,000	782,371
3.526% 3/24/28 (c)	735,000	682,739
3.908% 4/25/26 (c)	1,210,000	1,172,390
4.54% 8/15/26 (c)	1,055,000	1,033,620
		294,806,027
Capital Markets - 2.5%
Charles Schwab Corp. 2.45% 3/3/27	2,155,000	1,976,988
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1777% 8/9/23 (c)(d)	5,000,000	4,874,658
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.0614% 2/21/25 (c)(d)	5,000,000	4,621,265
0.495% 2/2/24	810,000	739,861
1% 5/5/23	6,590,000	6,324,868
Credit Suisse Group AG:
2.997% 12/14/23 (b)(c)	250,000	247,500
6.373% 7/15/26 (b)(c)	1,070,000	992,283
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.299% 11/8/23 (c)(d)	10,000,000	9,925,500
2.222% 9/18/24 (c)	10,000,000	9,594,019
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (c)(d)	10,000,000	9,819,600
0.657% 9/10/24 (c)	725,000	694,863
0.673% 3/8/24 (c)	1,180,000	1,162,545
0.925% 10/21/24 (c)	555,000	529,338
1.757% 1/24/25 (c)	1,115,000	1,062,833
3.5% 4/1/25	1,005,000	972,520
4.482% 8/23/28 (c)	840,000	806,437
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (c)(d)	6,170,000	6,142,513
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (c)(d)	8,000,000	7,872,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (c)(d)	5,000,000	4,958,279
0.529% 1/25/24 (c)	3,994,000	3,955,627
0.731% 4/5/24 (c)	985,000	965,451
1.164% 10/21/25 (c)	1,035,000	946,747
2.63% 2/18/26 (c)	1,070,000	1,006,582
3.62% 4/17/25 (c)	1,280,000	1,247,539
3.737% 4/24/24 (c)	5,000,000	4,965,473
NASDAQ, Inc. 0.445% 12/21/22	1,712,000	1,708,200
S&P Global, Inc. 2.45% 3/1/27 (b)	2,215,000	2,036,878
UBS AG London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.9243% 1/13/25 (b)(c)(d)	5,000,000	4,946,200
UBS Group AG:
1.008% 7/30/24 (b)(c)	7,118,000	6,899,040
1.494% 8/10/27 (b)(c)	375,000	322,232
4.488% 5/12/26 (b)(c)	370,000	360,536
		102,678,375
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	9,823,000	9,618,816
1.65% 10/29/24	1,690,000	1,555,080
3.15% 2/15/24	155,000	149,531
4.125% 7/3/23	1,025,000	1,015,790
4.5% 9/15/23	1,450,000	1,432,047
4.875% 1/16/24	850,000	837,981
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (c)(d)	5,517,000	5,497,779
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 4.0227% 3/4/25 (c)(d)	8,000,000	8,001,294
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (c)(d)	8,000,000	7,880,840
1.343% 12/6/24 (c)	5,000,000	4,770,569
2.636% 3/3/26 (c)	1,150,000	1,072,427
3.9% 1/29/24	505,000	497,736
4.985% 7/24/26 (c)	885,000	877,272
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	862,812
0.875% 6/14/24 (b)	1,035,000	961,453
1% 9/17/24 (b)	445,000	408,683
2.375% 2/10/23 (b)	1,925,000	1,913,279
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,000,000	938,591
Synchrony Financial 4.25% 8/15/24	1,960,000	1,911,775
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (c)(d)	6,000,000	5,990,666
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (c)(d)	5,000,000	4,990,858
3.05% 3/22/27	640,000	601,180
		61,786,459
Diversified Financial Services - 0.7%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	8,000,000	7,846,073
0.95% 1/8/24 (b)	3,469,000	3,288,890
1.716% 1/7/25 (b)	1,905,000	1,764,334
2.514% 3/8/24 (b)	2,290,000	2,192,537
Brixmor Operating Partnership LP 3.65% 6/15/24	965,000	934,892
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	900,000	861,858
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,781,924
Jackson Financial, Inc. 1.125% 11/22/23	5,631,000	5,399,334
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,355,000	1,272,549
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	660,000	656,714
5.5% 2/15/24 (b)	470,000	463,087
		29,462,192
Insurance - 1.2%
American International Group, Inc. 2.5% 6/30/25	667,000	629,796
Brighthouse Financial Global Funding:
0.6% 6/28/23 (b)	845,000	821,820
1% 4/12/24 (b)	1,105,000	1,037,024
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,205,424
1.75% 10/7/26 (b)	1,360,000	1,198,204
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,777,319
1.1% 11/12/24 (b)	1,378,000	1,272,068
1.4% 7/7/25 (b)	116,000	105,131
First American Financial Corp. 4.6% 11/15/24	355,000	348,710
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,652,246
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,060,770
New York Life Global Funding 3 month U.S. LIBOR + 0.280% 4.1887% 1/10/23 (b)(c)(d)	6,945,000	6,941,047
Northwestern Mutual Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6585% 3/25/24 (b)(c)(d)	4,063,000	4,028,760
4.35% 9/15/27 (b)	845,000	828,572
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8415% 4/12/24 (b)(c)(d)	10,000,000	9,849,063
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	1,763,000	1,749,266
0.75% 4/12/24 (b)	930,000	875,118
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 4.336% 3/28/25 (b)(c)(d)	7,500,000	7,426,306
3.218% 3/28/25 (b)	715,000	680,414
Trinity Acquisition PLC 4.625% 8/15/23	1,054,000	1,044,867
		47,531,925
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.766% 3/8/24 (b)(c)	500,000	496,002
TOTAL FINANCIALS		536,760,980
HEALTH CARE - 1.4%
Biotechnology - 0.2%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,352,458
2.95% 11/21/26	2,215,000	2,073,846
3.2% 5/14/26	175,000	166,351
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	380,246
		5,972,901
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.734% 12/15/24	330,000	321,981
Stryker Corp. 0.6% 12/1/23	325,000	310,403
		632,384
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	674,165
3.5% 11/15/24	1,180,000	1,142,346
Cigna Corp. 0.613% 3/15/24	5,967,000	5,646,276
CVS Health Corp.:
2.875% 6/1/26	475,000	446,905
3% 8/15/26	415,000	390,110
Elevance Health, Inc.:
2.375% 1/15/25	410,000	390,693
5.35% 10/15/25	305,000	309,279
HCA Holdings, Inc. 3.125% 3/15/27 (b)	1,140,000	1,036,960
Humana, Inc.:
0.65% 8/3/23	4,151,000	4,028,194
1.35% 2/3/27	120,000	103,524
2.9% 12/15/22	160,000	159,894
3.15% 12/1/22	315,000	315,000
4.5% 4/1/25	1,205,000	1,191,583
5.75% 3/1/28	300,000	306,955
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	169,878
UnitedHealth Group, Inc.:
5.15% 10/15/25	880,000	893,994
5.25% 2/15/28	640,000	658,335
		17,864,091
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc. 0.55% 9/15/23	10,675,000	10,279,565
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (c)(d)	2,411,000	2,388,700
		12,668,265
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	750,000	738,005
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 4.2258% 3/24/24 (c)(d)	3,555,000	3,539,049
Perrigo Finance PLC 3.9% 12/15/24	2,790,000	2,650,500
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.4808% 9/11/23 (b)(c)(d)	10,000,000	9,982,980
Royalty Pharma PLC 0.75% 9/2/23	870,000	839,724
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	728,000	714,160
Viatris, Inc. 1.65% 6/22/25	600,000	543,145
Zoetis, Inc. 5.4% 11/14/25	765,000	776,557
		19,784,120
TOTAL HEALTH CARE		56,921,761
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	431,176
The Boeing Co. 1.167% 2/4/23	2,790,000	2,768,948
		3,200,124
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	425,117	384,099
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	293,226	252,219
		636,318
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	244,315
Commercial Services & Supplies - 0.0%
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,547,609
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.6058% 6/14/23 (b)(c)(d)	8,000,000	7,978,992
1.625% 12/13/24 (b)	1,065,000	989,983
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	936,819
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,652,017
		11,557,811
Road & Rail - 0.3%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,206,601
1.75% 12/2/26	580,000	518,325
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (b)	1,751,000	1,738,092
3.45% 7/1/24 (b)	390,000	375,919
4.25% 1/17/23 (b)	285,000	284,612
SMBC Aviation Capital Finance:
3.55% 4/15/24 (b)	815,000	786,782
4.125% 7/15/23 (b)	900,000	889,333
		11,799,664
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.25% 1/15/23	3,810,000	3,792,239
GATX Corp. 4.35% 2/15/24	965,000	952,923
		4,745,162
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	885,901
2.875% 2/15/25 (b)	980,000	899,663
3.95% 7/1/24 (b)	265,000	252,372
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (b)	1,133,000	1,128,507
		3,166,443
TOTAL INDUSTRIALS		36,897,446
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	857,052
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	319,552
Fidelity National Information Services, Inc.:
0.6% 3/1/24	555,000	525,020
4.5% 7/15/25	600,000	591,175
Fiserv, Inc. 2.75% 7/1/24	395,000	380,193
HCL America, Inc. 1.375% 3/10/26 (b)	1,800,000	1,591,650
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,203,306
The Western Union Co. 2.85% 1/10/25	1,905,000	1,812,748
		6,423,644
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	2,353,000	2,320,853
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,102,289
0.983% 9/1/24	1,220,000	1,128,016
2.67% 9/1/23	1,110,000	1,085,502
NXP BV/NXP Funding LLC 4.875% 3/1/24	895,000	885,379
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	750,000	699,984
3.875% 6/18/26	525,000	499,496
4.4% 6/1/27	155,000	148,442
Qorvo, Inc. 1.75% 12/15/24 (b)	510,000	467,392
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	297,997
		8,635,350
Software - 0.2%
Fortinet, Inc. 1% 3/15/26	675,000	594,004
Oracle Corp. 5.8% 11/10/25	510,000	522,392
Roper Technologies, Inc.:
1% 9/15/25	235,000	211,386
2.35% 9/15/24	365,000	349,309
VMware, Inc. 0.6% 8/15/23	4,644,000	4,497,102
Workday, Inc. 3.5% 4/1/27	525,000	496,313
		6,670,506
TOTAL INFORMATION TECHNOLOGY		22,586,552
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,970,000	1,957,955
6.05% 3/15/25	2,435,000	2,422,770
Cytec Industries, Inc. 3.5% 4/1/23	919,000	917,870
Ecolab, Inc.:
1.65% 2/1/27	400,000	356,926
5.25% 1/15/28	1,055,000	1,077,105
LYB International Finance III LLC 1.25% 10/1/25	692,000	615,814
Sherwin-Williams Co. 4.25% 8/8/25	420,000	413,692
Westlake Corp. 0.875% 8/15/24	180,000	167,021
		7,929,153
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	393,505
Containers & Packaging - 0.0%
Bemis Co., Inc. 4% 5/17/25	805,000	781,534
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	378,689
Nucor Corp.:
2% 6/1/25	350,000	326,583
3.95% 5/23/25	525,000	514,003
Posco 2.375% 1/17/23 (b)	1,870,000	1,863,025
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	375,637
		3,457,937
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	623,213
TOTAL MATERIALS		13,185,342
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
2.4% 3/15/25	665,000	625,746
5% 2/15/24	375,000	374,451
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	869,691
2.9% 3/15/27	955,000	872,740
3.15% 7/15/23	985,000	973,630
Kilroy Realty LP 4.375% 10/1/25	755,000	727,470
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.0119% 4/23/24 (c)(d)	495,000	491,941
Simon Property Group LP:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (c)(d)	3,589,000	3,564,219
2% 9/13/24	380,000	359,945
3.375% 10/1/24	985,000	954,893
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,400,673
4.6% 4/1/24	770,000	765,351
		11,980,750
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.875% 5/1/24	1,980,000	1,937,541
TOTAL REAL ESTATE		13,918,291
UTILITIES - 1.9%
Electric Utilities - 1.5%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	3,003,000	2,989,137
Edison International 2.95% 3/15/23	455,000	452,442
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	957,097
2.65% 9/10/24 (b)	1,775,000	1,696,263
6.8% 10/14/25 (b)	200,000	207,104
Eversource Energy:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0491% 8/15/23 (c)(d)	5,000,000	4,978,974
4.2% 6/27/24	1,115,000	1,099,702
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0481% 5/10/23 (c)(d)	3,574,000	3,564,312
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,346,213
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,155,000	1,163,408
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,247,637
4.25% 7/27/27 (b)	630,000	601,461
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (c)(d)	5,297,000	5,176,196
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (c)(d)	6,000,000	5,948,747
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (c)(d)	3,472,000	3,469,246
1.875% 1/15/27	1,255,000	1,118,776
4.45% 6/20/25	1,050,000	1,043,420
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	517,043
Pacific Gas & Electric Co. 3.5% 6/15/25	955,000	902,065
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	1,780,000	1,773,245
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6658% 6/24/24 (c)(d)	4,059,000	4,001,937
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 4.0131% 4/3/23 (c)(d)	5,000,000	4,989,522
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	3,257,000	3,246,572
0.6% 2/26/24	1,515,000	1,432,880
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,030,915
Vistra Operations Co. LLC:
3.55% 7/15/24 (b)	4,595,000	4,405,596
5.125% 5/13/25 (b)	1,210,000	1,178,683
		61,538,593
Gas Utilities - 0.3%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	2,090,000	2,018,200
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 3.574% 3/9/23 (c)(d)	6,117,000	6,110,529
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 3.5997% 3/2/23 (c)(d)	2,009,000	2,007,385
Southern California Gas Co. 2.95% 4/15/27	815,000	754,454
		10,890,568
Independent Power and Renewable Electricity Producers - 0.0%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	867,451
The AES Corp. 3.3% 7/15/25 (b)	820,000	767,459
		1,634,910
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	2,893,000	2,851,483
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (c)(d)	2,327,000	2,322,267
Sempra Energy 3.3% 4/1/25	760,000	733,181
		5,906,931
TOTAL UTILITIES		79,971,002
TOTAL NONCONVERTIBLE BONDS (Cost $974,791,539)		949,311,839

U.S. Treasury Obligations - 4.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.12% to 4.4% 4/20/23 to 6/15/23 (e)	60,000,000	58,645,636
U.S. Treasury Notes:
1.625% 10/31/23	29,880,000	29,053,631
1.75% 3/15/25	17,440,000	16,498,407
2.5% 5/31/24	2,660,000	2,579,888
2.75% 5/15/25	21,130,000	20,413,561
3% 6/30/24	7,795,000	7,611,087
3% 7/31/24	20,900,000	20,406,074
3.25% 8/31/24	7,180,000	7,034,998
4.25% 9/30/24	17,250,000	17,198,115
4.375% 10/31/24	12,135,000	12,132,156
4.5% 11/30/24	3,850,000	3,861,430
4.5% 11/15/25	3,190,000	3,225,888
TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,933,091)		198,660,871

U.S. Government Agency - Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.560% 3.29% 7/1/35 (c)(d)	3,298	3,320
12 month U.S. LIBOR + 1.590% 2.5% 12/1/35 (c)(d)	4,580	4,605
12 month U.S. LIBOR + 1.650% 3.905% 8/1/37 (c)(d)	838	849
12 month U.S. LIBOR + 1.690% 3.44% 5/1/38 (c)(d)	4,829	4,887
12 month U.S. LIBOR + 1.780% 2.538% 5/1/38 (c)(d)	2,395	2,398
12 month U.S. LIBOR + 1.830% 3.117% 4/1/38 (c)(d)	13,317	13,439
12 month U.S. LIBOR + 1.850% 4.103% 8/1/38 (c)(d)	5,897	5,994
12 month U.S. LIBOR + 1.880% 3.199% 5/1/38 (c)(d)	7,867	7,952
12 month U.S. LIBOR + 2.040% 2.29% 12/1/36 (c)(d)	1,122	1,137
6 month U.S. LIBOR + 1.360% 2.861% 10/1/33 (c)(d)	21,378	21,218
2% 10/1/50	243,316	201,296
2.5% 1/1/52	878,506	751,618
3% 9/1/28 to 11/1/51	3,456,355	3,143,680
3.5% 11/1/26 to 7/1/50	747,644	701,886
4% 1/1/47 to 7/1/52	1,967,128	1,867,649
4.5% 5/1/41 to 6/1/52	3,131,389	3,075,555
5% 3/1/23 to 9/1/52	1,057,080	1,063,848
5.5% 2/1/23 to 5/1/40	1,059,047	1,096,163
6% to 6% 2/1/23 to 2/1/49	1,034,904	1,082,720
6.5% 7/1/32 to 12/1/32	50,477	52,821
TOTAL FANNIE MAE		13,103,035
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.620% 3.26% 6/1/38 (c)(d)	9,903	9,942
12 month U.S. LIBOR + 1.620% 3.875% 7/1/38 (c)(d)	10,138	10,179
12 month U.S. LIBOR + 1.720% 3.944% 7/1/35 (c)(d)	5,079	5,110
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (c)(d)	1,994	1,989
12 month U.S. LIBOR + 1.730% 3.058% 5/1/38 (c)(d)	5,161	5,179
12 month U.S. LIBOR + 1.730% 3.597% 10/1/36 (c)(d)	10,238	10,289
12 month U.S. LIBOR + 1.770% 3.225% 5/1/37 (c)(d)	2,434	2,448
12 month U.S. LIBOR + 1.830% 2.203% 2/1/37 (c)(d)	2,552	2,550
12 month U.S. LIBOR + 1.920% 2.246% 12/1/36 (c)(d)	4,649	4,664
12 month U.S. LIBOR + 2.020% 3.051% 11/1/36 (c)(d)	2,609	2,624
12 month U.S. LIBOR + 2.080% 2.582% 2/1/38 (c)(d)	10,511	10,575
12 month U.S. LIBOR + 2.160% 2.558% 2/1/37 (c)(d)	2,623	2,645
U.S. TREASURY 1 YEAR INDEX + 2.340% 3.251% 11/1/34 (c)(d)	6,520	6,663
2.5% 1/1/52	960,572	826,334
3% 11/1/34	228,350	217,418
3.5% 12/1/47	644,050	601,515
4% 12/1/49	139,721	134,530
4.5% 9/1/37 to 5/1/50	386,224	383,235
5% 10/1/23 to 12/1/41	262,902	267,420
5.5% 4/1/23 to 10/1/38	2,478	2,548
6% 9/1/34 to 9/1/35	67,071	69,816
7% 3/1/39	102,895	109,329
7.5% 6/1/38	98,945	105,132
TOTAL FREDDIE MAC		2,792,134
Ginnie Mae - 0.2%
6% 7/15/36	123,686	128,319
3% 9/20/47	1,055,051	966,682
3.5% 8/20/44 to 2/20/52	2,465,866	2,307,782
4% 3/20/48 to 8/20/50	398,530	383,903
4.5% 9/20/40 to 5/20/52	1,058,605	1,044,992
5% 12/20/34 to 5/20/48	525,551	534,733
5.5% 9/15/45 to 2/20/49	429,192	442,939
TOTAL GINNIE MAE		5,809,350
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,667,857)		21,704,519

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	4,100,000	3,998,841
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	4,342,000	4,256,528
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	600,000	594,096
AmeriCredit Automobile Receivables Trust:
Series 2019-3 Class B, 2.13% 7/18/25	208,749	208,296
Series 2020-1 Class D, 1.8% 12/18/25	690,000	648,119
Series 2020-3 Class C, 1.06% 8/18/26	420,000	392,488
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	692,428
Class D, 1.21% 12/18/26	470,000	417,987
Series 2021-2:
Class A2, 0.26% 11/18/24	280,414	279,772
Class D, 1.29% 6/18/27	995,000	890,162
Series 2021-3 Class A2, 0.41% 2/18/25	2,347,610	2,328,131
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,668,146
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/5/49 (b)	2,262,150	2,140,664
Arbor Realty Collateralized Loan Obligation Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.070% 4.9453% 8/15/34 (b)(c)(d)	1,100,000	1,043,872
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2021-FL4 Class A, 1 month U.S. LIBOR + 1.350% 5.2253% 11/15/36 (b)(c)(d)	845,000	819,881
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	3,577,000	3,501,811
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	766,158
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-2A Class A, 2.97% 3/20/24 (b)	603,333	600,807
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	419,269
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	623,639
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	494,321
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 5.0426% 1/20/28 (b)(c)(d)	691,302	684,061
BDS, Ltd. / BDS LLC Series 2021-FL10 Class A, 1 month U.S. LIBOR + 1.350% 5.2886% 12/16/36 (b)(c)(d)	770,000	742,112
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (b)(c)	391,536	356,294
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0408% 12/26/24 (c)(d)	4,742,867	4,737,444
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	150,801	141,683
BSPRT Issuer, Ltd. / BSPRT CO-Issuer LLC Series 2022-FL8 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 4.7177% 2/15/37 (b)(c)(d)	1,510,000	1,447,357
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	5,000,000	4,936,918
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	490,388
Series 2021-2 Class C, 1.34% 2/16/27	545,000	488,998
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 5/15/25 (c)(d)	2,316,188	2,312,042
Series 2022-3 Class A2A, 3.81% 9/15/25	3,648,000	3,604,374
Carvana Auto Receivables Trust:
Series 2021-P3 Class A2, 0.38% 1/10/25	1,014,215	1,002,393
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	380,819
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	580,000	557,198
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	1,089,000	1,059,257
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	5,722,000	5,576,112
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	4,073,443	4,006,276
Chesapeake Funding II LLC:
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	1,443,165	1,415,300
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 4.1053% 4/15/33 (b)(c)(d)	2,061,981	2,052,906
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 5.1291% 7/15/33 (b)(c)(d)	1,360,000	1,334,720
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	200,524	165,806
CNH Equipment Trust:
Series 2020-A Class A4, 1.51% 4/15/27	590,000	558,293
Series 2021-C Class A2, 0.33% 1/15/25	1,979,507	1,944,605
Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.750% 6.2708% 5/25/42 (b)(c)(d)	595,864	595,864
Daimler Trucks Retail Trust:
Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,808,336
Series 2022-1 Class A2, 5.07% 9/16/24	3,000,000	2,994,639
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	952,748	940,166
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,601,000	1,562,026
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	5,000,000	4,947,100
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	1,212,193	1,190,183
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	4,254,480	4,195,058
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 4.1887% 12/11/34 (b)(c)(d)	2,358,198	2,345,927
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	586,505
Series 2021-2 Class D, 1.39% 3/15/29	785,000	714,666
Series 2021-3 Class A2, 0.52% 1/15/25	20,004	19,971
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 5.1791% 7/17/34 (b)(c)(d)	1,055,000	1,023,639
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.550% 5.0969% 4/25/34 (b)(c)(d)	460,000	454,741
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	3,935,000	3,849,378
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	324,302	310,350
Enterprise Fleet Financing LLC:
Series 2019-3 Class A2, 2.06% 5/20/25 (b)	38,476	38,373
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	1,068,818	1,060,968
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,683,033	1,635,003
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	760,785	733,255
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,556,388	2,428,841
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	496,000	482,813
Exeter Automobile Receivables:
Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,217,619
Series 2022-6A Class A3, 5.7% 8/17/26	170,000	169,982
Exeter Automobile Receivables Trust:
Series 2021-3A Class D, 1.55% 6/15/27	660,000	581,210
Series 2022-1A Class D, 3.02% 6/15/28	1,350,000	1,215,756
Ford Credit Auto Lease Trust Series 2022-A:
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 10/15/24 (c)(d)	2,359,505	2,356,864
Class C, 4.18% 10/15/25	2,030,000	1,962,997
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	487,504
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,207,617
Series 2022-D Class A2A, 5.37% 8/15/25	5,000,000	5,000,527
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 3.8177% 2/15/25 (c)(d)	3,348,000	3,347,988
Freddie Mac STACR REMIC Trust:
Series 2022-DNA3 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 5.5208% 4/25/42 (b)(c)(d)	1,211,263	1,196,966
Series 2022-DNA4 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.200% 5.7469% 5/25/42 (b)(c)(d)	1,331,935	1,322,804
GM Financial Automobile Leasing Trust:
Series 2020-2 Class C, 2.56% 7/22/24	445,000	443,178
Series 2022-2 Class A2, 2.93% 10/21/24	3,104,611	3,060,926
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	3,093,955	3,052,780
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	107,396	106,178
Series 2020-4 Class C, 1.05% 5/18/26	420,000	385,244
Series 2022-3 Class A2A, 3.5% 9/16/25	6,796,000	6,709,293
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,480,000	1,431,851
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,095,375
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	211,200	198,175
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	87,780	86,138
Class B, 2.96% 12/26/28 (b)	133,881	130,243
Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	396,373	372,005
Class B, 4.22% 2/25/39 (b)	610,691	586,701
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,927,921	1,801,656
HPEFS Equipment Trust:
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	624,146	619,835
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	2,744,000	2,732,725
Hyundai Auto Lease Securitization Trust:
Series 2021-B Class A2, 0.19% 10/16/23 (b)	580,409	579,463
Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 3.8377% 10/15/24 (b)(c)(d)	1,809,731	1,807,633
Hyundai Auto Receivables Trust:
Series 2020-A Class A3, 1.41% 11/15/24	317,216	312,808
Series 2022-B Class A2A, 3.64% 5/15/25	4,064,000	4,020,606
Series 2022-C Class A2A, 5.35% 11/17/25	3,530,000	3,527,279
John Deere Owner Trust:
Series 2022-C Class A2, 4.98% 8/15/25	2,000,000	1,992,519
3.73% 6/16/25	5,413,000	5,341,983
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 5.2791% 1/15/32 (b)(c)(d)	1,250,000	1,224,923
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 4.8791% 1/16/28 (b)(c)(d)	417,405	413,776
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 4.8753% 12/15/37 (b)(c)(d)	1,061,250	1,001,550
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (b)	122,255	121,212
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/31 (b)(c)(d)	1,240,000	1,222,583
Class BR, 3 month U.S. LIBOR + 1.550% 5.908% 7/27/31 (b)(c)(d)	800,000	776,694
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	3,229,000	3,169,244
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.290% 5.1536% 10/15/32 (b)(c)(d)	1,910,000	1,859,154
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/32 (b)(c)(d)	1,650,000	1,615,253
Magnetite XXV Ltd. Series 2020-25A Class A, 3 month U.S. LIBOR + 1.200% 5.5584% 1/25/32 (b)(c)(d)	1,015,000	997,456
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	1,915,048	1,907,891
Mercedes-Benz Auto Receivables Series 2022-1 Class A2, 5.26% 10/15/25	3,639,000	3,634,259
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, 1 month U.S. LIBOR + 1.080% 5.0186% 10/16/36 (b)(c)(d)	800,000	759,430
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	242,399	210,592
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	1,507,000	1,507,358
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (b)	299,861	274,539
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	223,952	218,094
Class B, 2.75% 12/20/34 (b)	13,174	12,771
Class C, 2.99% 12/20/34 (b)	31,617	30,585
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	197,411	175,832
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	350,830	319,897
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	2,323,606	2,055,910
Series 2020-IA Class A1A, 1.33% 4/15/69 (b)	471,559	400,769
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	880,798	837,357
Series 2019-GA Class A, 2.4% 10/15/68 (b)	268,615	245,318
Series 2020-DA Class A, 1.69% 5/15/69 (b)	423,887	379,135
Series 2022-A Class A, 2.23% 7/15/70 (b)	1,610,771	1,398,900
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	354,402	347,175
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	710,580	667,940
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 3.7817% 3/22/32 (c)(d)	470,091	455,277
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 4.7561% 3/26/68 (b)(c)(d)	263,069	255,194
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,304,470	1,147,006
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	459,078	408,092
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 5.1391% 4/16/33 (b)(c)(d)	455,000	445,530
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, 3 month U.S. LIBOR + 0.920% 5.1137% 10/18/30 (b)(c)(d)	825,000	811,453
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	4,100,000	3,994,003
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	159,889	157,576
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 5.3626% 7/20/29 (b)(c)(d)	2,373,402	2,336,441
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 5.6291% 7/15/30 (b)(c)	1,320,000	1,268,669
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	423,295	403,299
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	749,595
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, 3 month U.S. LIBOR + 1.080% 5.6861% 11/15/31 (b)(c)(d)	2,570,000	2,519,595
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	2,908,978	2,868,045
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,492,800	1,393,869
Progress Residential:
Series 2020-SFR2 Class A, 2.078% 6/17/37 (b)	269,667	247,003
Series 2022-SFR6 Class A, 4.451% 7/20/39 (b)	1,000,000	949,462
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	163,780	157,164
Series 2022-B Class C, 5.916% 8/16/32 (b)	355,351	353,374
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	718,622
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	485,646	479,740
Series 2021-4 Class D, 1.67% 10/15/27	1,310,000	1,196,758
Series 2022-1 Class C, 2.56% 4/17/28	1,630,000	1,548,809
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,871,074
Series 2022-5 Class A2, 3.98% 1/15/25	1,931,000	1,916,783
Series 2022-6 Class C, 4.96% 11/15/28	1,800,000	1,735,320
Santander Retail Auto Lease Trust:
Series 2020-A Class D, 2.52% 11/20/24 (b)	720,000	708,853
Series 2021-A:
Class A2, 0.32% 2/20/24 (b)	592,499	589,129
Class C, 1.14% 3/20/26 (b)	1,815,000	1,703,459
Series 2021-B Class A2, 0.31% 1/22/24 (b)	509,073	505,935
Series 2021-C:
Class A2, 0.29% 4/22/24 (b)	557,200	555,447
Class C, 1.11% 3/20/26 (b)	630,000	579,365
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	427,687
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,496,293
1.631% 5/15/51 (b)	495,000	420,014
1.884% 7/15/50 (b)	365,000	321,001
6.599% 1/15/28 (b)	550,000	552,443
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (b)	249,669	239,218
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	98,675	94,633
Series 2019-2A Class A, 2.59% 5/20/36 (b)	614,741	590,995
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	145,073	135,992
Series 2020-2A Class C, 3.51% 7/20/37 (b)	197,712	186,109
Series 2021-1A Class B, 1.34% 11/20/37 (b)	202,542	184,837
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 5.3753% 4/15/32 (b)(c)(d)	640,516	639,147
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 4.9731% 9/15/34 (b)(c)(d)	398,030	395,883
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 4.5931% 1/15/37 (b)(c)(d)	908,695	885,199
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	289,720	254,882
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,806,843	1,595,281
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	3,117,000	3,044,471
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	6,116,000	5,988,940
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	465,000	450,865
Symphony Static CLO Ltd. Series 2021-1A Class B, 3 month U.S. LIBOR + 1.450% 5.8084% 10/25/29 (b)(c)(d)	1,385,000	1,326,273
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	4,292,000	4,219,448
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	4,563,712	4,480,666
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	594,430	592,007
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	1,571,171	1,553,752
Series 2021-B Class A2, 0.36% 9/22/25 (b)	3,123,838	3,050,894
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	80,320	78,799
Series 2019-1 Class A1, 3.7088% 3/25/58 (b)(c)	514,495	476,109
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	3,850,000	3,847,508
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 3.7077% 1/15/25 (c)(d)	1,668,235	1,664,596
Verizon Master Trust Series 2022-5 Class A1A, 3.72% 7/20/27	1,588,000	1,558,051
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	1,046,400	1,041,557
Volkswagen Auto Loan Enhanced Trust:
Series 2020-1 Class A4, 1.26% 8/20/26	545,000	522,864
Series 2021-1 Class A2, 0.49% 10/21/24	3,437,378	3,397,741
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	4,240,122	4,168,155
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.2186% 8/20/29 (b)(c)(d)	1,905,559	1,891,206
World Omni Auto Receivables Trust:
Series 2020-A Class C, 1.64% 8/17/26	480,000	453,780
Series 2022-A Class C, 2.55% 9/15/28	600,000	556,268
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 3.7877% 10/15/25 (c)(d)	3,347,000	3,337,304
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	491,215
Class C, 1.25% 10/15/26	585,000	550,117
TOTAL ASSET-BACKED SECURITIES (Cost $291,200,045)		283,138,740

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.2%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (b)	31,012	30,702
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	597,761	471,540
Class A2, 1.115% 1/25/66 (b)	174,813	137,736
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	484,210	384,613
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	391,887	312,388
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	412,230	304,713
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	517,547	463,685
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,808,173	1,622,000
Barclays Mortgage Loan Trust sequential payer Series 2021-NQM1 Class A1, 1.747% 9/25/51 (b)	1,030,406	853,353
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	844,057	721,273
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,674,546	1,430,952
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,167,319	971,302
Class A3, 2.625% 6/25/56 (b)	366,218	304,085
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	556,786	528,964
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	582,021	504,771
Cascade Funding Mortgage Trust sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	859,784	839,502
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,420,717	3,292,440
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	414,624	354,309
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	220,378	182,505
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	467,513	371,128
COLT Funding LLC Series 2021-3 Class A3, 1.419% 9/27/66 (b)(c)	361,908	271,305
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	80,238	72,550
Connecticut Avenue Securities floater Series 2022-R03 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 5.6208% 3/25/42 (b)(c)(d)	930,921	919,770
Connecticut Avenue Securities Trust floater:
Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 4.5208% 12/25/41 (b)(c)(d)	1,713,520	1,682,561
Series 2022-R07 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 6.4969% 6/25/42 (b)(c)(d)	1,029,177	1,033,685
Series 2022-R08 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.550% 6.0708% 7/25/42 (b)(c)(d)	427,653	424,201
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	105,066	92,488
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	201,685	164,492
Class A3, 1.26% 4/25/66 (b)	224,735	178,151
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	93,361	84,147
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	125,331	98,718
Class A3, 1.106% 2/25/66 (b)	104,442	81,031
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	293,913	229,134
Class A3, 1.291% 6/25/66 (b)	284,223	213,128
Series 2021-3:
Class A1, 1.241% 9/25/66 (b)	397,782	305,649
Class A3, 1.55% 9/25/66 (b)	282,958	210,152
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,369,442	3,238,026
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 4.4356% 3/25/50 (b)(c)(d)	242,832	220,666
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)(f)	600,000	510,682
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	454,005
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	66,536	63,393
Class A32, 4% 2/25/59 (b)	33,633	31,513
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	70,213	62,287
GS Mortgage-Backed Securites Trust:
sequential payer Series 2021-HP1 Class A6, 2.5% 1/25/52 (b)(c)	521,627	445,421
Series 2014-EB1A Class 2A1, 2.1748% 7/25/44 (b)(c)	8,488	8,491
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	907,648	775,046
GS Mortgage-Backed Securities Trust:
Series 2021-PJ5 Class A8, 2.5% 10/25/51 (b)(c)	1,244,621	1,100,906
Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,787,420	1,516,235
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (b)(c)	19,618	19,390
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (b)(c)	806,378	688,067
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,526,707	1,481,491
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	473,792	346,654
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	173,881	148,562
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (b)	177,586	163,973
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	229,003	181,102
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	68,120	66,216
New Residential Mortgage Loan Trust:
sequential payer Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (b)	327,859	294,656
Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	539,676	460,495
NMLT Trust sequential payer Series 2021-INV2 Class A3, 1.52% 8/25/56 (b)	415,121	331,035
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 4.9936% 2/25/60 (b)(c)(d)	203,678	186,428
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)	374,849	280,396
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	358,963	314,524
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	436,162	374,145
Class A9, 3% 5/25/60 (b)	107,299	91,592
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	98,377	84,930
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	804,203	687,217
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 4.7856% 6/25/59 (b)(c)(d)	166,511	157,176
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (b)	918,393	784,796
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (b)	593,456	470,547
Class A2, 1.175% 2/25/66 (b)	315,908	248,667
PSMC Trust sequential payer Series 2021-1 Class A11, 2.5% 3/25/51 (b)(c)	1,311,363	1,146,247
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,596,058	1,361,886
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	115,719	105,805
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	51,638	47,121
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	9,048	8,768
Series 2018-CH4 Class A2, 4% 10/25/48 (b)	5,876	5,799
SG Residential Mortgage Trust:
sequential payer Series 2022-1 Class A1, 3.166% 3/27/62 (b)	1,167,438	1,037,628
Series 2020-2 Class A1, 1.381% 5/25/65 (b)	192,589	165,341
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	388,376	366,623
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	443,247	396,447
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	472,976	412,088
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,175,906	938,477
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	221,448	172,137
Towd Point Mortgage Trust:
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	52,669	51,208
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	189,037	181,379
United Wholesale Mortgage LLC sequential payer Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	274,681	234,380
Verus Securitization Trust:
sequential payer:
Series 2020-2 Class A1, 2.226% 5/25/60 (b)	249,716	238,768
Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	116,812	112,814
Series 2019-INV2 Class A2, 3.117% 7/25/59 (b)	318,385	303,097
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	156,294	137,447
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	230,093	182,614
Class A3, 1.155% 1/25/66 (b)	135,964	106,598
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	330,331	266,502
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	396,242	299,952
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,523,490	1,261,944
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	104,653	90,076
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	343,115	289,548
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,742,830	1,431,189
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	631,372	611,042
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	886,430	789,380
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,082,955	926,096
TOTAL PRIVATE SPONSOR		50,110,254
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2022-R04 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 5.5208% 3/25/42 (b)(c)(d)	619,950	614,480
Series 2017-90 Class KA, 3% 11/25/47	463,910	436,288
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 5.3661% 9/25/29 (c)(d)	39,104	38,728
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 5.1161% 11/25/29 (c)(d)	830,366	810,633
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 5.2161% 1/25/30 (c)(d)	27,235	27,117
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 8.0161% 8/25/24 (c)(d)	121,736	122,690
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	155,473	154,248
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.3208% 8/25/33 (b)(c)(d)	85,617	85,373
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 5.6208% 10/25/33 (b)(c)(d)	690,000	651,505
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 5.1708% 1/25/34 (b)(c)(d)	364,262	356,448
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 5.3208% 11/25/41 (b)(c)(d)	555,000	514,965
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2208% 8/25/33 (b)(c)(d)	95,823	95,511
Series 2022-DNA2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 4.8208% 2/25/42 (b)(c)(d)	498,500	489,956
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 6.4708% 6/25/42 (b)(c)(d)	1,293,277	1,304,544
Series 2022-DNA6 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.150% 5.6708% 9/25/42 (b)(c)(d)	386,387	384,939
Series 2022-HQA1 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 5.6208% 3/25/42 (b)(c)(d)	1,475,179	1,458,212
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8583% 5/25/47 (b)(c)	50,919	49,498
TOTAL U.S. GOVERNMENT AGENCY		7,595,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,188,967)		57,705,389

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 5.025% 4/15/34 (b)(c)(d)	595,000	557,479
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 5.1753% 11/15/37 (b)(c)(d)	1,705,489	1,641,289
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 5.875% 9/15/38 (b)(c)(d)	805,000	749,295
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	1,014,000	976,748
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 4.724% 9/15/34 (b)(c)(d)	970,000	948,945
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	263,330	245,562
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 4.674% 6/15/38 (b)(c)(d)	500,000	469,157
Big Commercial Mortgage Trust floater Series 2022-BIG Class C, CME Term SOFR 1 Month Index + 2.340% 6.1347% 2/15/39 (b)(c)(d)	410,000	381,958
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	2,040,000	1,920,088
BPR Trust floater:
Series 2021-TY Class B, 1 month U.S. LIBOR + 1.150% 5.025% 9/15/38 (b)(c)(d)	780,000	726,709
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	3,529,000	3,433,910
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 5.776% 8/15/38 (b)(c)(d)	340,000	307,320
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	1,872,000	1,786,370
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	1,600,000	1,531,790
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 6.935% 6/15/27 (b)(c)(d)	1,090,000	1,077,024
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	2,426,077	2,327,349
BX Trust:
floater:
Series 2019-XL Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(d)	382,500	373,354
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	1,838,000	1,762,474
Series 2021-ARIA Class C, 1 month U.S. LIBOR + 1.640% 5.521% 10/15/36 (b)(c)(d)	590,000	545,641
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	1,715,000	1,627,101
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 5.276% 6/15/38 (b)(c)(d)	660,000	618,631
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	644,000	641,175
floater sequential payer Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	1,763,640	1,688,462
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	2,135,000	2,077,929
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	4,581,659	4,500,934
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	1,033,000	1,003,120
Class D, 1 month U.S. LIBOR + 1.650% 5.5253% 11/15/36 (b)(c)(d)	1,545,000	1,471,172
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	3,714,948	3,642,473
Citigroup Commercial Mortgage Trust:
sequential payer Series 2015-GC27 Class AAB, 2.944% 2/10/48	2,085,580	2,029,633
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	519,509
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (b)	620,000	603,708
Series 2014-CR15 Class B, 4.7683% 2/10/47 (c)	920,000	888,405
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,764,273
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	883,310
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	376,433
Class C, 4.2064% 3/10/48 (c)	740,000	676,893
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	5,485,000	5,414,182
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(d)	1,015,000	986,839
Class D, 1 month U.S. LIBOR + 1.600% 5.475% 5/15/36 (b)(c)(d)	780,000	754,425
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	444,680	396,906
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	867,690
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	635,389
Series 2019-C16 Class A1, 2.3595% 6/15/52	268,183	259,115
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 4.625% 7/15/32 (b)(c)(d)	4,189,000	3,920,042
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	2,555,000	2,437,338
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	1,198,764	1,152,931
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(d)	795,597	755,705
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	999,857
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 4.675% 2/15/38 (b)(c)(d)	555,000	516,567
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 4.909% 12/15/36 (b)(c)(d)	1,906,000	1,838,858
Class C, 1 month U.S. LIBOR + 1.630% 5.508% 12/15/36 (b)(c)(d)	600,000	571,321
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 5.476% 5/15/26 (b)(c)(d)	685,000	625,741
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	1,087,000	1,011,734
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 5.646% 10/15/33 (b)(c)(d)	995,000	940,038
Class C, 1 month U.S. LIBOR + 2.170% 6.046% 10/15/33 (b)(c)(d)	805,000	752,430
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 4.675% 5/15/35 (b)(c)(d)	1,940,000	1,879,023
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	1,644,659	1,595,624
Class B, 1 month U.S. LIBOR + 1.600% 5.475% 9/15/29 (b)(c)(d)	1,830,000	1,750,032
Class C, 1 month U.S. LIBOR + 1.850% 5.725% 9/15/29 (b)(c)(d)	575,000	541,636
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 5.1253% 12/15/37 (b)(c)(d)	198,750	185,520
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 5.625% 8/15/38 (b)(c)(d)	972,968	875,950
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	2,874,000	2,787,558
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	1,631,730	1,568,291
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	907,000	867,205
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 4.976% 4/15/38 (b)(c)(d)	710,000	676,496
MHC Trust floater Series 2021-MHC2 Class B, 1 month U.S. LIBOR + 1.100% 4.975% 5/15/23 (b)(c)(d)	660,000	627,616
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	350,957
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 4.725% 8/15/33 (b)(c)(d)	3,654,512	3,446,532
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 5.675% 12/15/36 (b)(c)(d)	510,000	403,380
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,167,317
Series 2019-MEAD Class D, 3.283% 11/10/36 (b)(c)	1,150,000	968,982
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 5.1617% 4/15/32 (b)(c)(d)	1,216,977	1,140,494
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	2,816,888	2,672,150
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/36 (b)(c)(d)	650,000	624,130
Shelter Growth CRE Issuer Ltd. floater Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.080% 4.9553% 9/15/36 (b)(d)	371,720	358,803
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 5.975% 6/15/31 (b)(c)(d)	751,122	729,941
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	1,753,000	1,675,017
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	653,147	652,228
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	144,854	139,715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,229,734)		99,297,328

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24	800,000	758,943
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	356,556
TOTAL MUNICIPAL SECURITIES (Cost $1,160,000)		1,115,499

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Republic Bank 1.912% 2/12/24 (c) (Cost $4,070,129)	4,071,000	4,036,718

Commercial Paper - 0.1%
	Principal Amount (a)	Value ($)
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.45% 9/22/23 (c)(d) (Cost $5,000,000)	5,000,000	5,000,005

Short-Term Funds - 58.0%
	Shares	Value ($)
Short-Term Funds - 58.0%
Baird Short-Term Bond Fund - Institutional Class	14,846,389	136,883,711
Baird Ultra Short Bond Fund Institutional Class	34,042,705	339,746,192
BlackRock Low Duration Bond Portfolio Investor A Shares	14,337,043	128,029,798
Fidelity SAI Short-Term Bond Fund (g)	18,486,571	175,067,831
iShares Lehman 1-3 Year Treasury Bond ETF (h)	243,457	19,822,269
iShares Short Maturity Bond ETF	2,595,806	127,921,320
iShares Short Treasury Bond ETF	318,877	35,108,358
iShares Ultra Short-Term Bond ETF (h)	2,733,249	136,881,110
JPMorgan Ultra-Short Income ETF	6,440,760	323,648,190
Metropolitan West Low Duration Bond Fund - Class M	24,544,283	201,017,676
PIMCO Short-Term Fund Institutional Class	51,532,985	491,624,670
SPDR Lehman 1-3 Month T-Bill ETF (h)	382,848	35,095,676
T. Rowe Price Ultra Short-Term Bond Fund	47,140,242	230,987,185

TOTAL SHORT-TERM FUNDS (Cost $2,435,124,083)		2,381,833,986

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (i)	71,207,569	71,221,810
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (g)(j)	48,554,326	48,554,326
Fidelity Securities Lending Cash Central Fund 3.86% (i)(k)	21,708,868	21,711,039
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (j)	3,321,701	3,321,701
TOTAL MONEY MARKET FUNDS (Cost $144,808,876)		144,808,876

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,250,174,321)	4,146,613,770
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(36,462,140)
NET ASSETS - 100.0%	4,110,151,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	568	Mar 2023	116,644,125	319,185	319,185

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	86	Mar 2023	9,761,000	(77,387)	(77,387)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	220	Mar 2023	23,885,469	(144,687)	(144,687)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	58	Mar 2023	6,940,063	(69,864)	(69,864)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Mar 2023	817,688	1,679	1,679

TOTAL SOLD					(290,259)

TOTAL FUTURES CONTRACTS					28,926
The notional amount of futures purchased as a percentage of Net Assets is 2.8%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $595,140,059 or 14.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $787,969.
(f)	Level 3 security
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	26,998,503	579,407,425	535,184,117	516,830	4,974	(4,975)	71,221,810	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	83,359,539	1,139,671,398	1,201,319,898	86,426	-	-	21,711,039	0.1%
Total	110,358,042	1,719,078,823	1,736,504,015	603,256	4,974	(4,975)	92,932,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	30,026,291	264,159,454	245,631,443	696,345	24	-	48,554,326
Fidelity SAI Short-Term Bond Fund	232,541,959	1,143,778	55,000,000	1,143,777	(2,501,064)	(1,116,842)	175,067,831
	262,568,250	265,303,232	300,631,443	1,840,122	(2,501,040)	(1,116,842)	223,622,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	949,311,839	-	949,311,839	-

U.S. Government and Government Agency Obligations	198,660,871	-	198,660,871	-

U.S. Government Agency - Mortgage Securities	21,704,519	-	21,704,519	-

Asset-Backed Securities	283,138,740	-	283,138,740	-

Collateralized Mortgage Obligations	57,705,389	-	57,194,707	510,682

Commercial Mortgage Securities	99,297,328	-	99,297,328	-

Municipal Securities	1,115,499	-	1,115,499	-

Bank Notes	4,036,718	-	4,036,718	-

Commercial Paper	5,000,005	-	5,000,005	-

Short-Term Funds	2,381,833,986	2,381,833,986	-	-

Money Market Funds	144,808,876	144,808,876	-	-
Total Investments in Securities:	4,146,613,770	2,526,642,862	1,619,460,226	510,682
Derivative Instruments:

Assets
Futures Contracts	320,864	320,864	-	-
Total Assets	320,864	320,864	-	-

Liabilities
Futures Contracts	(291,938)	(291,938)	-	-
Total Liabilities	(291,938)	(291,938)	-	-
Total Derivative Instruments:	28,926	28,926	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	320,864	(291,938)
Total Interest Rate Risk	320,864	(291,938)
Total Value of Derivatives	320,864	(291,938)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,252,092) - See accompanying schedule:
Unaffiliated issuers (cost $3,924,059,612)	$3,830,058,764
Fidelity Central Funds (cost $92,932,849)	92,932,849
Other affiliated issuers (cost $233,181,860)	223,622,157

Total Investment in Securities (cost $4,250,174,321)		$4,146,613,770
Cash		1,007,643
Foreign currency held at value (cost $202)		208
Receivable for investments sold		8,453,655
Receivable for fund shares sold		4,166,503
Interest receivable		7,781,869
Distributions receivable from Fidelity Central Funds		221,487
Receivable for daily variation margin on futures contracts		129,251
Prepaid expenses		5,332
Other receivables		92,138
Total assets		4,168,471,856
Liabilities
Payable for investments purchased	$28,749,905
Payable for fund shares redeemed	5,340,013
Distributions payable	2,255,099
Accrued management fee	159,891
Other payables and accrued expenses	126,818
Collateral on securities loaned	21,688,500
Total Liabilities		58,320,226
Net Assets		$4,110,151,630
Net Assets consist of:
Paid in capital		$4,277,514,434
Total accumulated earnings (loss)		(167,362,804)
Net Assets		$4,110,151,630
Net Asset Value , offering price and redemption price per share ($4,110,151,630 ÷ 420,536,963 shares)		$9.77

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$27,091,331
Affiliated issuers		$1,840,122
Interest		23,707,788
Income from Fidelity Central Funds (including $86,426 from security lending)		603,256
Total Income		53,242,497
Expenses
Management fee	$7,225,784
Custodian fees and expenses	20,787
Independent trustees' fees and expenses	17,821
Registration fees	58,528
Audit	32,651
Legal	4,332
Miscellaneous	19,155
Total expenses before reductions	7,379,058
Expense reductions	(6,153,739)
Total expenses after reductions		1,225,319
Net Investment income (loss)		52,017,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44,242,579)
Fidelity Central Funds	4,974
Other affiliated issuers	(2,501,040)
Futures contracts	(3,228,578)
Total net realized gain (loss)		(49,967,223)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,496,238)
Fidelity Central Funds	(4,975)
Other affiliated issuers	(1,116,842)
Assets and liabilities in foreign currencies	6
Futures contracts	147,381
Total change in net unrealized appreciation (depreciation)		(11,470,668)
Net gain (loss)		(61,437,891)
Net increase (decrease) in net assets resulting from operations		$(9,420,713)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,017,178	$46,888,123
Net realized gain (loss)	(49,967,223)	(7,039,589)
Change in net unrealized appreciation (depreciation)	(11,470,668)	(142,818,369)
Net increase (decrease) in net assets resulting from operations	(9,420,713)	(102,969,835)
Distributions to shareholders	(51,936,821)	(53,579,740)
Share transactions
Proceeds from sales of shares	1,549,441,832	2,455,390,765
Reinvestment of distributions	40,514,558	41,012,985
Cost of shares redeemed	(3,197,827,221)	(2,741,262,414)
Net increase (decrease) in net assets resulting from share transactions	(1,607,870,831)	(244,858,664)
Total increase (decrease) in net assets	(1,669,228,365)	(401,408,239)

Net Assets
Beginning of period	5,779,379,995	6,180,788,234
End of period	$4,110,151,630	$5,779,379,995

Other Information
Shares
Sold	158,156,422	244,485,558
Issued in reinvestment of distributions	4,135,657	4,092,840
Redeemed	(326,162,369)	(274,075,501)
Net increase (decrease)	(163,870,290)	(25,497,103)

Financial Highlights
Strategic Advisers® Short Duration Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$10.13	$10.06	$10.04	$10.03	$10.05
Income from Investment Operations
Net investment income (loss) A,B	.105	.075	.106	.229	.254	.168
Net realized and unrealized gain (loss)	(.118)	(.230)	.081	.020	.018	(.028)
Total from investment operations	(.013)	(.155)	.187	.249	.272	.140
Distributions from net investment income	(.107)	(.085)	(.112)	(.229)	(.259)	(.160)
Distributions from net realized gain	-	-	(.005)	-	(.003)	-
Total distributions	(.107)	(.085)	(.117)	(.229)	(.262)	(.160)
Net asset value, end of period	$9.77	$9.89	$10.13	$10.06	$10.04	$10.03
Total Return C,D	(.12)%	(1.54)%	1.86%	2.51%	2.75%	1.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.32%	.35%
Expenses net of fee waivers, if any	.05% G	.05%	.05%	.05%	.07%	.10%
Expenses net of all reductions	.05% G	.05%	.05%	.05%	.07%	.10%
Net investment income (loss)	2.12% G	.74%	1.05%	2.28%	2.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,110,152	$5,779,380	$6,180,788	$8,049,040	$7,144,753	$8,841,193
Portfolio turnover rate H	32% G	43%	102%	58%	33%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated fund's is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair pricing policies and it categorized as level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$92,135

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, capital loss carryforwards, and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 5,408,846
Gross unrealized depreciation	(108,724,844)
Net unrealized appreciation (depreciation)	$(103,315,998)
Tax cost	$4,249,958,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,679,915)
Long-term	(7,590,059)
Total capital loss carryforward	$(14,269,974)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	650,492,702	2,266,667,180

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Short Duration Fund	$ 172

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Short Duration Fund	$4,869

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Short Duration Fund	$8,710	$-	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $6,110,498.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $38,804.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,437.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Short Duration Fund	.05%
Actual		$ 1,000	$ 998.80	$ .25
Hypothetical- B		$ 1,000	$ 1,024.82	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of New Sub-Subadvisory Agreements

Strategic Advisers Short Duration Fund

In September 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve new sub-subadvisory agreements among (i) T. Rowe Price Associates, Inc. (TRPA) and T. Rowe Price Hong Kong Limited (T. Rowe Hong Kong) with respect to the fund (New T. Rowe Hong Kong Agreement) and (ii) TRPA and T. Rowe Price International Limited (T. Rowe International) with respect to the Fund (New T. Rowe International Agreement and, together with the New T. Rowe Hong Kong Agreement, the New Agreements). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided . The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Board noted that the New Agreements are for T. Rowe Hong Kong and T. Rowe International to each act a sub-subadviser to the fund for an existing investment mandate that is sub-advised by TRPA. The Board considered information provided by T. Rowe Hong Kong and T. Rowe International in the Board's August 2022 materials. The Board noted that it received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers and TRPA, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2022 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by TRPA to the fund for the investment mandate, and by TRPA and T. Rowe International to other Strategic Advisers funds for different investment mandates, and considered that other than the delegation of investment discretion for a portion of the investment mandate to managers from T. Rowe Hong Kong and T. Rowe International, the New Agreements will not result in any changes to (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (ii) the day-to-day management of the fund.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of each of T. Rowe Hong Kong's and T. Rowe International's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Agreements will not result in any change to the analysts that support the existing investment mandate and considered that such analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered T. Rowe Hong Kong's and T. Rowe International's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process. The Board also considered T. Rowe Hong Kong's and T. Rowe International's investments in business continuity planning, and TRPA's and T. Rowe International's success in continuously providing services to the fund and/or other Strategic Advisers funds notwithstanding the disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services . The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by T. Rowe Hong Kong and T. Rowe International under the applicable New Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered the historical investment performance of TRPA and its portfolio managers in managing the fund under the investment mandate, and that the approval of the New Agreements will not result in any changes (i) to the fund's investment processes or strategies or (ii) except for the delegation of investment discretion for a portion of the investment mandate to managers from T. Rowe Hong Kong and T. Rowe International, in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses . The Board noted that the New Agreements will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.

The Board considered that TRPA, and not the fund, will compensate each of T. Rowe Hong Kong and T. Rowe International under the terms of the applicable New Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, TRPA, and the Trust on behalf of the fund for the existing investment mandate.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements.

Potential Fall-Out Benefits . The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale . The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Agreements because the fund will not bear any additional management fees or expenses under the New Agreements.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the three- and five-year periods and in the third quartile for the one-year period ended December 31, 2021. The Board also noted that the fund had out-performed 41%, 83%, and 78% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the three- and five-year periods shown and lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended December 31, 2021. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.934461.110
ASD-SANN-0123
Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Total Bond Fund	24.9
U.S. Treasury Obligations	10.8
Fidelity SAI U.S. Treasury Bond Index Fund	7.4
Fannie Mae	6.6
Uniform Mortgage Backed Securities	6.5
Fidelity U.S. Bond Index Fund	5.5
Fidelity Advisor Corporate Bond Fund Class Z	4.7
Fidelity SAI Long-Term Treasury Bond Index Fund	4.0
Ginnie Mae	3.7
Freddie Mac	3.2
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (8.2)%*
Foreign investments - 3.2%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.2%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.65% 2/1/28		2,253,000	1,934,122
2.55% 12/1/33		2,825,000	2,219,351
3.8% 12/1/57		39,772,000	28,873,199
4.3% 2/15/30		7,440,000	7,068,718
4.75% 5/15/46		41,310,000	35,927,835
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,107,383
Cogent Communications Group, Inc. 7% 6/15/27 (b)		610,000	594,750
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	223,607
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	5,600,000	5,543,276
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	62,764
4.25% 7/1/28 (b)		4,690,000	3,672,220
Lumen Technologies, Inc. 4.5% 1/15/29 (b)		280,000	189,602
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,304,958
1.591% 4/3/28 (b)		3,586,000	3,033,372
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,332,000	2,122,353
Sprint Capital Corp.:
6.875% 11/15/28		4,750,000	5,033,148
8.75% 3/15/32		1,315,000	1,572,280
Telecom Italia Capital SA:
6% 9/30/34		286,000	220,875
7.2% 7/18/36		1,090,000	903,501
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		800,000	716,400
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,364,928
2.355% 3/15/32		877,000	703,994
2.987% 10/30/56		1,378,000	869,233
4.329% 9/21/28		10,293,000	10,006,644
5.012% 4/15/49		129,000	120,154
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	518,496
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,195,000	1,045,625
			118,952,788
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	548,248
The Walt Disney Co.:
2.2% 1/13/28		10,316,000	9,245,200
2.65% 1/13/31		13,000,000	11,185,569
			20,979,017
Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,330,000	1,041,151
Altice Financing SA 5% 1/15/28 (b)		1,200,000	979,056
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	763,092
4.5% 8/15/30 (b)		1,340,000	1,128,950
4.5% 5/1/32		2,380,000	1,964,131
4.5% 6/1/33 (b)		500,000	396,805
5% 2/1/28 (b)		2,401,000	2,207,143
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	19,860,703
3.7% 4/1/51		20,100,000	12,838,817
3.85% 4/1/61		9,000,000	5,548,405
3.9% 6/1/52		40,000,000	26,567,997
4.2% 3/15/28		1,724,000	1,603,654
4.8% 3/1/50		29,000,000	21,758,654
4.908% 7/23/25		6,304,000	6,204,974
5.375% 5/1/47		41,310,000	34,175,225
5.75% 4/1/48		18,275,000	15,721,850
6.834% 10/23/55		10,000,000	9,575,739
Comcast Corp.:
3.75% 4/1/40		1,000,000	835,599
3.95% 10/15/25		1,057,000	1,038,890
3.999% 11/1/49		25,463,000	20,777,915
4.65% 7/15/42		2,578,000	2,362,727
CSC Holdings LLC:
4.625% 12/1/30 (b)		1,105,000	700,744
5.5% 4/15/27 (b)		564,000	516,765
5.75% 1/15/30 (b)		875,000	595,875
6.5% 2/1/29 (b)		1,500,000	1,366,980
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		925,000	150,344
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	5,877,828
4.65% 5/15/50		17,335,000	12,514,701
DISH Network Corp. 11.75% 11/15/27 (b)		1,210,000	1,243,674
Fox Corp.:
5.476% 1/25/39		2,264,000	2,084,874
5.576% 1/25/49		1,502,000	1,346,992
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	181,273
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,392,745
Lamar Media Corp. 3.625% 1/15/31		515,000	428,841
Magallanes, Inc.:
3.428% 3/15/24 (b)		7,508,000	7,289,950
3.638% 3/15/25 (b)		5,651,000	5,395,806
3.755% 3/15/27 (b)		9,184,000	8,369,221
4.054% 3/15/29 (b)		4,111,000	3,600,127
4.279% 3/15/32 (b)		14,377,000	12,206,061
5.05% 3/15/42 (b)		7,412,000	5,933,663
5.141% 3/15/52 (b)		61,980,000	48,025,886
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	189,129
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	224,813
4.125% 7/1/30 (b)		10,000,000	8,438,200
5% 8/1/27 (b)		375,000	349,965
5.5% 7/1/29 (b)		2,890,000	2,690,879
TEGNA, Inc.:
4.625% 3/15/28		915,000	862,946
5% 9/15/29		115,000	107,529
Time Warner Cable LLC:
4.5% 9/15/42		886,000	665,095
5.5% 9/1/41		10,030,000	8,538,090
5.875% 11/15/40		8,089,000	7,169,479
6.55% 5/1/37		5,846,000	5,603,141
6.75% 6/15/39		4,614,000	4,484,174
7.3% 7/1/38		3,785,000	3,870,518
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	378,688
VZ Secured Financing BV 5% 1/15/32 (b)		1,090,000	901,975
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		345,000	279,888
Ziggo BV 4.875% 1/15/30 (b)		550,000	467,500
			351,795,836
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	5,746,390
5.125% 1/15/28 (b)		540,000	487,350
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		12,667,000	11,819,989
3.8% 3/15/32 (b)		10,290,000	9,109,645
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		1,208,000	1,025,903
2.625% 4/15/26		2,931,000	2,687,731
2.875% 2/15/31		695,000	580,792
3.5% 4/15/25		1,448,000	1,401,962
3.75% 4/15/27		10,840,000	10,268,271
3.875% 4/15/30		22,877,000	21,011,041
4.5% 4/15/50		4,597,000	3,883,003
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,246,229
6.25% 10/3/78 (Reg. S) (c)		1,445,000	1,390,813
			70,659,119
TOTAL COMMUNICATION SERVICES			562,386,760
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	515,007
Dana, Inc. 4.5% 2/15/32		275,000	215,360
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,100,000	899,842
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,236,493
			2,866,702
Automobiles - 0.1%
General Motors Co.:
5.4% 10/2/23		18,263,000	18,287,026
6.125% 10/1/25		1,724,000	1,746,556
General Motors Financial Co., Inc.:
1.05% 3/8/24		693,000	655,573
1.25% 1/8/26		5,114,000	4,481,875
2.35% 2/26/27		1,414,000	1,245,177
3.25% 1/5/23		1,897,000	1,893,716
3.7% 5/9/23		8,751,000	8,695,453
4.15% 6/19/23		2,077,000	2,063,088
4.25% 5/15/23		1,359,000	1,354,117
4.35% 4/9/25		2,069,000	2,024,973
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	282,176
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	3,794,532
3.125% 5/12/23 (b)		9,983,000	9,890,497
3.35% 5/13/25 (b)		14,765,000	14,137,377
4.35% 6/8/27 (b)		1,494,000	1,445,830
			71,997,966
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		430,000	399,900
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	727,372
Service Corp. International 5.125% 6/1/29		970,000	918,769
			2,046,041
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,301,150
6.375% 5/1/25 (b)		1,890,000	1,886,258
Carnival Corp. 10.5% 2/1/26 (b)		1,105,000	1,118,371
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	116,781
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	543,385
3.75% 5/1/29 (b)		700,000	621,187
4% 5/1/31 (b)		1,535,000	1,291,190
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	157,747
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,335,000	2,446,334
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		750,000	662,813
MGM Resorts International 5.75% 6/15/25		820,000	800,312
NCL Corp. Ltd. 5.875% 2/15/27 (b)		365,000	324,970
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	203,007
5.5% 4/1/28 (b)		755,000	616,269
11.5% 6/1/25 (b)		325,000	347,750
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,360,000	2,399,374
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	3,743,739
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	259,336
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	619,155
Yum! Brands, Inc. 3.625% 3/15/31		358,000	298,483
			21,757,611
Household Durables - 0.2%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	262,275
D.R. Horton, Inc. 1.3% 10/15/26		15,859,000	13,619,673
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,025,795
5% 6/15/27		12,243,000	12,001,940
5.25% 6/1/26		2,965,000	2,930,530
Newell Brands, Inc. 5.625% 4/1/36 (d)		270,000	231,107
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		280,000	217,367
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,462,562
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,003,933
4.875% 11/15/25		1,562,000	1,499,929
4.875% 3/15/27		28,295,000	26,510,720
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	464,173
			81,230,004
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,868,415
2.7% 2/9/41		12,255,000	7,840,872
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	313,310
4.125% 8/1/30 (b)		170,000	141,950
			10,164,547
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		6,474,000	6,194,623
Mattel, Inc. 3.75% 4/1/29 (b)		430,000	376,538
			6,571,161
Multiline Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25		4,207,000	4,121,924
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,338,551
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	2,700,000	2,803,960
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	7,765,400
4.375% 4/1/30		510,000	409,502
			18,439,337
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	152,688
5% 2/15/32 (b)		190,000	160,529
AutoNation, Inc.:
2.4% 8/1/31		23,196,000	17,048,827
4.75% 6/1/30		1,430,000	1,287,721
AutoZone, Inc.:
3.625% 4/15/25		187,000	181,857
4% 4/15/30		20,845,000	19,492,434
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		825,000	772,349
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	119,561
Gap, Inc. 3.875% 10/1/31 (b)		275,000	207,625
LCM Investments Holdings 4.875% 5/1/29 (b)		120,000	100,332
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,466,614
3.35% 4/1/27		1,748,000	1,658,794
3.75% 4/1/32		30,381,000	27,674,399
4.25% 4/1/52		14,990,000	12,235,672
4.45% 4/1/62		36,330,000	29,366,291
4.5% 4/15/30		2,414,000	2,348,709
O'Reilly Automotive, Inc.:
3.9% 6/1/29		1,724,000	1,612,856
4.2% 4/1/30		193,000	182,884
Ross Stores, Inc. 0.875% 4/15/26		2,791,000	2,454,906
The Home Depot, Inc. 2.5% 4/15/27		123,000	114,077
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,300,000	1,039,912
			119,679,037
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	227,732
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	559,650
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	77,359
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	291,246
Tapestry, Inc. 3.05% 3/15/32		38,118,000	29,495,283
The William Carter Co. 5.625% 3/15/27 (b)		446,000	427,711
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	281,200
			31,360,181
TOTAL CONSUMER DISCRETIONARY			366,112,587
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		6,600,000	6,332,665
4.9% 2/1/46		14,391,000	13,462,540
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	97,691
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		12,754,000	11,778,469
4.35% 6/1/40		6,274,000	5,663,482
4.5% 6/1/50		11,500,000	10,397,327
4.6% 6/1/60		18,803,000	16,931,298
4.75% 1/23/29		11,220,000	11,213,130
4.75% 4/15/58		5,641,000	5,155,535
5.45% 1/23/39		5,480,000	5,602,598
5.55% 1/23/49		13,389,000	13,708,018
5.8% 1/23/59 (Reg. S)		14,304,000	15,161,244
Constellation Brands, Inc. 4.75% 11/15/24		3,799,000	3,777,062
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,455,714
PepsiCo, Inc.:
2.625% 3/19/27		1,114,000	1,037,834
2.75% 3/19/30		5,700,000	5,066,539
			126,841,146
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	699,405
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	1,907,622
4.625% 1/15/27 (b)		925,000	855,708
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		940,000	801,089
Sysco Corp. 6.6% 4/1/50		43,415,000	48,433,718
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	115,363
6.25% 4/15/25 (b)		1,210,000	1,221,301
			54,034,206
Food Products - 0.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		615,000	595,228
6% 6/15/30 (b)		160,000	156,030
General Mills, Inc. 2.875% 4/15/30		1,277,000	1,117,464
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		15,220,000	13,266,056
3% 2/2/29 (b)		1,724,000	1,446,133
3% 5/15/32 (b)		13,470,000	10,557,180
3.625% 1/15/32 (b)		24,530,000	20,237,250
5.125% 2/1/28 (b)		10,358,000	9,877,211
5.5% 1/15/30 (b)		25,145,000	24,118,078
5.75% 4/1/33 (b)		12,805,000	12,404,588
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	2,969,400
2.25% 9/24/31 (b)		2,500,000	1,872,994
Kraft Heinz Foods Co.:
4.375% 6/1/46		31,645,000	26,672,371
4.875% 10/1/49		10,000,000	8,963,273
5.2% 7/15/45		6,203,000	5,864,768
7.125% 8/1/39 (b)		9,489,000	10,595,254
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		825,000	777,653
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	794,002
TreeHouse Foods, Inc. 4% 9/1/28		390,000	332,268
			152,617,201
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		270,000	260,844
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	1,150,000	1,020,918
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	287,273
			1,569,035
Tobacco - 0.0%
Altria Group, Inc.:
2.35% 5/6/25		346,000	324,583
4.8% 2/14/29		2,374,000	2,278,727
BAT Capital Corp.:
3.222% 8/15/24		1,035,000	998,200
4.7% 4/2/27		2,181,000	2,102,857
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	3,790,370
2.25% 6/26/28 (Reg. S)	GBP	5,345,000	5,259,492
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)		2,862,000	2,729,545
Philip Morris International, Inc. 5.125% 11/17/27		5,500,000	5,511,629
			22,995,403
TOTAL CONSUMER STAPLES			358,056,991
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26		656,000	590,765
Technip Energies NV 1.125% 5/28/28	EUR	1,665,000	1,402,726
			1,993,491
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.:
5.1% 9/1/40		330,000	271,425
5.25% 2/1/42		495,000	401,674
5.35% 7/1/49		80,000	63,296
Canadian Natural Resources Ltd. 3.9% 2/1/25		1,172,000	1,146,977
Cenovus Energy, Inc.:
4.25% 4/15/27		3,793,000	3,633,791
6.75% 11/15/39		4,027,000	4,236,829
Cheniere Energy Partners LP:
3.25% 1/31/32		275,000	223,781
4% 3/1/31		925,000	808,219
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	549,114
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	95,909
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		145,000	133,400
Columbia Pipeline Group, Inc. 4.5% 6/1/25		852,000	839,070
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	837,995
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,555,421
5.75% 4/1/25		2,038,000	1,986,797
6% 2/1/29 (b)		1,420,000	1,309,950
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	757,231
5.75% 2/15/28 (b)		105,000	94,462
DCP Midstream Operating LP:
3.875% 3/15/23		4,333,000	4,310,468
5.125% 5/15/29		1,740,000	1,687,097
5.375% 7/15/25		2,609,000	2,576,590
5.6% 4/1/44		2,748,000	2,584,501
5.625% 7/15/27		620,000	617,497
5.85% 5/21/43 (b)(c)		29,466,000	28,826,654
6.45% 11/3/36 (b)		210,000	208,727
8.125% 8/16/30		15,000	16,638
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29		1,897,000	1,655,415
EG Global Finance PLC 6.75% 2/7/25 (b)		530,000	482,300
Enbridge, Inc.:
4% 10/1/23		3,854,000	3,810,544
4.25% 12/1/26		1,461,000	1,416,545
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		435,000	428,127
Energy Transfer LP:
2.9% 5/15/25		2,069,000	1,951,476
3.6% 2/1/23		1,131,000	1,127,412
3.75% 5/15/30		3,643,000	3,229,110
3.9% 5/15/24 (c)		869,000	849,537
4.2% 9/15/23		1,776,000	1,763,029
4.25% 3/15/23		1,393,000	1,388,567
4.5% 4/15/24		4,382,000	4,326,994
4.95% 6/15/28		5,827,000	5,636,671
5% 5/15/50		32,271,000	26,596,141
5.25% 4/15/29		2,564,000	2,494,337
5.4% 10/1/47		2,232,000	1,924,827
5.8% 6/15/38		2,288,000	2,121,536
5.875% 1/15/24		2,081,000	2,088,964
6% 6/15/48		2,290,000	2,103,324
6.125% 12/15/45		650,000	615,616
6.25% 4/15/49		1,761,000	1,665,331
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	102,375
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	106,337
5.45% 6/1/47		290,000	234,900
5.6% 4/1/44		490,000	406,700
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	463,012
5.5% 7/15/28		440,000	407,695
6.5% 7/1/27 (b)		465,000	451,050
6.5% 7/15/48		265,000	205,285
7.5% 6/1/27 (b)		515,000	520,464
EQT Corp.:
3.9% 10/1/27		1,440,000	1,333,025
5.7% 4/1/28		186,000	185,825
Equinor ASA 1.75% 1/22/26		380,000	348,534
Global Partners LP/GLP Finance Corp. 7% 8/1/27		2,410,000	2,283,475
Hess Corp.:
4.3% 4/1/27		13,765,000	13,231,119
5.6% 2/15/41		61,267,000	59,045,384
5.8% 4/1/47		5,019,000	4,875,339
7.125% 3/15/33		1,403,000	1,534,358
7.3% 8/15/31		1,709,000	1,878,162
7.875% 10/1/29		4,789,000	5,361,429
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	734,339
5.5% 10/15/30 (b)		115,000	105,414
5.625% 2/15/26 (b)		4,262,000	4,189,503
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		520,000	478,156
6.25% 11/1/28 (b)		185,000	176,178
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		910,000	829,158
6.375% 4/15/27 (b)		215,000	210,353
Kinder Morgan Energy Partners LP 3.5% 9/1/23		1,042,000	1,028,065
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	18,526,051
MPLX LP:
1.75% 3/1/26		1,690,000	1,508,523
4% 2/15/25		172,000	166,985
4% 3/15/28		1,724,000	1,613,874
4.5% 7/15/23		341,000	338,945
4.8% 2/15/29		1,376,000	1,324,310
4.875% 12/1/24		1,974,000	1,956,967
4.95% 9/1/32		13,900,000	13,156,783
5.5% 2/15/49		4,129,000	3,709,612
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	89,998
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		1,930,000	1,865,258
6.75% 9/15/25 (b)		1,300,000	1,269,749
Occidental Petroleum Corp.:
2.9% 8/15/24		2,118,000	2,033,280
3.5% 8/15/29		465,000	420,825
4.2% 3/15/48		310,000	238,700
4.3% 8/15/39		165,000	133,650
4.4% 4/15/46		480,000	379,200
4.4% 8/15/49		545,000	425,309
5.55% 3/15/26		5,734,000	5,734,000
6.125% 1/1/31		365,000	370,327
6.2% 3/15/40		160,000	156,395
6.45% 9/15/36		5,135,000	5,147,838
6.6% 3/15/46		4,886,000	4,983,720
7.5% 5/1/31		7,400,000	8,029,000
7.875% 9/15/31		100,000	109,500
8.875% 7/15/30		345,000	395,456
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,713,898
8.125% 9/15/30		5,649,000	6,279,203
Petroleos Mexicanos:
5.95% 1/28/31		3,260,000	2,437,828
6.35% 2/12/48		1,560,000	943,800
6.49% 1/23/27		3,630,000	3,284,424
6.5% 3/13/27		9,576,000	8,633,722
6.7% 2/16/32		1,635,000	1,260,340
6.75% 9/21/47		22,490,000	14,309,263
6.84% 1/23/30		12,004,000	9,855,284
6.95% 1/28/60		32,166,000	20,274,230
7.69% 1/23/50		100,606,000	68,482,504
Phillips 66 Co. 0.9% 2/15/24		2,173,000	2,070,925
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	1,715,025
3.6% 11/1/24		1,903,000	1,835,722
3.85% 10/15/23		913,000	900,781
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	625,140
4.95% 7/15/29 (b)		276,000	248,183
6.875% 4/15/40 (b)		105,000	87,150
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	13,819,778
Southeast Supply Header LLC 4.25% 6/15/24 (b)		1,057,000	953,976
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	549,838
5.875% 3/15/28		135,000	128,580
6% 4/15/27		1,005,000	990,815
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	113,438
6% 3/1/27 (b)		545,000	518,096
6% 12/31/30 (b)		655,000	592,768
6% 9/1/31 (b)		270,000	240,638
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	129,074
The Williams Companies, Inc.:
3.5% 11/15/30		15,742,000	13,930,353
4.3% 3/4/24		859,000	848,881
4.55% 6/24/24		878,000	868,920
4.65% 8/15/32		19,960,000	18,906,913
5.1% 9/15/45		9,765,000	8,733,961
5.3% 8/15/52		4,560,000	4,188,628
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	293,675
3.875% 11/1/33 (b)		275,000	223,642
4.125% 8/15/31 (b)		325,000	280,313
Western Gas Partners LP:
3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(e)		715,000	713,570
3.95% 6/1/25		1,280,000	1,225,600
4.3% 2/1/30		1,420,000	1,265,348
4.65% 7/1/26		2,046,000	1,989,807
4.75% 8/15/28		1,236,000	1,143,300
			520,866,539
TOTAL ENERGY			522,860,030
FINANCIALS - 5.0%
Banks - 2.6%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	2,710,000	2,567,916
2.25% 4/4/28 (Reg. S) (c)	EUR	3,400,000	3,170,947
2.875% 5/30/31 (Reg. S) (c)	EUR	700,000	650,435
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	895,000	756,546
Bank of America Corp.:
1.197% 10/24/26 (c)		6,035,000	5,357,380
1.319% 6/19/26 (c)		1,966,000	1,773,893
1.734% 7/22/27 (c)		25,000,000	21,905,625
2.299% 7/21/32 (c)		50,000,000	39,176,233
2.496% 2/13/31 (c)		1,724,000	1,418,339
2.972% 2/4/33 (c)		20,000,000	16,347,488
3.3% 1/11/23		2,658,000	2,653,583
3.384% 4/2/26 (c)		3,052,000	2,906,189
3.419% 12/20/28 (c)		5,193,000	4,735,254
3.5% 4/19/26		6,078,000	5,827,777
3.95% 4/21/25		39,384,000	38,490,639
3.97% 3/5/29 (c)		1,724,000	1,601,414
3.974% 2/7/30 (c)		2,345,000	2,156,598
4% 1/22/25		26,856,000	26,329,931
4.1% 7/24/23		1,426,000	1,420,247
4.183% 11/25/27		6,909,000	6,582,334
4.2% 8/26/24		11,290,000	11,131,794
4.25% 10/22/26		40,217,000	39,378,549
4.271% 7/23/29 (c)		1,207,000	1,136,199
4.45% 3/3/26		7,724,000	7,596,984
4.948% 7/22/28 (c)		3,000,000	2,940,844
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	4,235,000	3,707,577
2.029% 9/30/27 (b)(c)		2,500,000	2,073,175
Bank of Montreal 1.85% 5/1/25		2,414,000	2,255,892
Bank of Nova Scotia 4.5% 12/16/25		2,207,000	2,179,444
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)		2,937,000	2,889,736
Barclays PLC:
1.007% 12/10/24 (c)		1,359,000	1,285,123
2.279% 11/24/27 (c)		29,514,000	25,385,428
2.852% 5/7/26 (c)		18,341,000	16,910,670
3.932% 5/7/25 (c)		3,114,000	3,003,764
4.375% 1/12/26		4,468,000	4,297,133
4.836% 5/9/28		6,102,000	5,594,569
5.088% 6/20/30 (c)		29,218,000	26,316,883
5.2% 5/12/26		1,556,000	1,508,682
5.262% 1/29/34 (Reg. S) (c)	EUR	510,000	537,904
5.304% 8/9/26 (c)		1,387,000	1,363,977
5.746% 8/9/33 (c)		583,000	558,428
7.437% 11/2/33 (c)		550,000	582,611
8.407% 11/14/32 (Reg. S) (c)	GBP	750,000	935,411
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(e)		1,923,000	1,670,311
2.159% 9/15/29 (b)(c)		3,350,000	2,717,521
2.219% 6/9/26 (b)(c)		14,952,000	13,731,453
2.5% 3/31/32 (Reg. S) (c)	EUR	2,500,000	2,330,866
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	2,200,000	1,956,453
4.875% 4/1/26 (b)		7,383,000	7,046,041
Canadian Imperial Bank of Commerce:
3.45% 4/7/27		16,220,000	15,277,728
3.6% 4/7/32		16,310,000	14,513,452
Capital One NA 2.28% 1/28/26 (c)		1,962,000	1,825,265
Citigroup, Inc.:
3.106% 4/8/26 (c)		1,931,000	1,831,608
4.075% 4/23/29 (c)		4,606,000	4,303,146
4.125% 7/25/28		6,909,000	6,524,912
4.3% 11/20/26		1,766,000	1,722,742
4.4% 6/10/25		19,341,000	19,021,363
4.412% 3/31/31 (c)		34,201,000	31,790,063
4.45% 9/29/27		21,445,000	20,654,551
4.6% 3/9/26		18,593,000	18,330,827
5.3% 5/6/44		9,501,000	8,817,470
5.5% 9/13/25		7,738,000	7,853,346
Citizens Financial Group, Inc. 2.638% 9/30/32		7,305,000	5,459,612
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	200,000	243,367
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,322,823
3.61% 9/12/34 (b)(c)		3,723,000	3,057,792
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	500,000	565,015
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	1,812,659
3.875% 9/12/23 (b)		1,035,000	1,019,795
DNB Bank ASA:
1.535% 5/25/27 (b)(c)		49,790,000	43,432,358
1.605% 3/30/28 (b)(c)		3,208,000	2,727,577
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		2,160,000	2,131,816
6.125% 3/9/28		40,920,000	41,974,271
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	304,434
HSBC Holdings PLC:
0.976% 5/24/25 (c)		862,000	792,950
1.645% 4/18/26 (c)		4,312,000	3,874,674
2.251% 11/22/27 (c)		30,111,000	25,954,177
2.999% 3/10/26 (c)		2,759,000	2,574,878
4.25% 3/14/24		1,433,000	1,409,263
4.292% 9/12/26 (c)		1,724,000	1,642,393
4.95% 3/31/30		2,548,000	2,441,951
5.21% 8/11/28 (c)		2,164,000	2,088,214
5.25% 3/14/44		1,039,000	903,621
5.402% 8/11/33 (c)		290,000	271,520
7.39% 11/3/28 (c)		900,000	943,868
8.201% 11/16/34 (Reg. S) (c)	GBP	1,000,000	1,253,713
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)		1,728,000	1,640,987
Huntington National Bank 5.699% 11/18/25 (c)		3,900,000	3,906,254
ING Groep NV 1.726% 4/1/27 (c)		1,250,000	1,103,354
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)		1,586,000	1,581,370
4.198% 6/1/32 (b)(c)		17,320,000	12,774,638
5.017% 6/26/24 (b)		10,324,000	9,940,810
5.71% 1/15/26 (b)		82,253,000	79,468,516
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)		2,014,000	1,776,621
1.47% 9/22/27 (c)		3,410,000	2,959,918
2.069% 6/1/29 (c)		2,586,000	2,174,719
2.083% 4/22/26 (c)		2,448,000	2,274,225
2.522% 4/22/31 (c)		1,724,000	1,425,834
2.947% 2/24/28 (c)		6,239,000	5,675,028
2.956% 5/13/31 (c)		10,363,000	8,641,578
3.797% 7/23/24 (c)		1,669,000	1,651,372
3.875% 9/10/24		1,782,000	1,751,402
4.125% 12/15/26		17,128,000	16,730,559
4.25% 10/1/27		1,379,000	1,344,493
4.586% 4/26/33 (c)		40,698,000	38,229,401
4.912% 7/25/33 (c)		100,000,000	96,431,465
5.717% 9/14/33 (c)		46,300,000	45,802,955
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	470,000	556,061
1.75% 7/11/24 (Reg. S)	GBP	500,000	572,361
Lloyds Banking Group PLC:
1.985% 12/15/31 (c)	GBP	1,195,000	1,201,540
2.438% 2/5/26 (c)		575,000	531,807
4.976% 8/11/33 (c)		290,000	266,898
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,812,119
1.538% 7/20/27 (c)		3,276,000	2,849,264
1.64% 10/13/27 (c)		4,211,000	3,639,633
2.193% 2/25/25		2,462,000	2,312,169
4.05% 9/11/28		1,724,000	1,623,753
5.017% 7/20/28 (c)		4,690,000	4,597,478
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)		3,448,000	2,982,672
4.254% 9/11/29 (c)		1,035,000	954,508
NatWest Group PLC:
1.642% 6/14/27 (c)		1,207,000	1,033,353
2.359% 5/22/24 (c)		1,429,000	1,401,629
3.073% 5/22/28 (c)		9,914,000	8,776,717
3.619% 3/29/29 (Reg. S) (c)	GBP	1,600,000	1,679,706
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	3,755,621
4.519% 6/25/24 (c)		2,372,000	2,347,210
4.8% 4/5/26		19,815,000	19,311,907
5.125% 5/28/24		35,958,000	35,525,398
7.416% 6/6/33 (Reg. S) (c)	GBP	850,000	1,026,583
NatWest Markets PLC 2.375% 5/21/23 (b)		15,700,000	15,436,503
Rabobank Nederland:
1.98% 12/15/27 (b)(c)		1,414,000	1,224,742
4.375% 8/4/25		4,789,000	4,653,918
Regions Financial Corp. 2.25% 5/18/25		1,067,000	998,639
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)		3,100,000	2,690,200
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	68,433,374
1.488% 12/14/26 (b)(c)		18,551,000	16,042,407
1.792% 6/9/27 (b)(c)		2,160,000	1,837,793
2.625% 10/16/24 (b)		436,000	410,704
4.25% 4/14/25 (b)		8,160,000	7,795,977
4.677% 6/15/27 (b)		2,931,000	2,859,097
4.75% 11/24/25 (b)		3,999,000	3,809,000
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,639,048
SVB Financial Group:
2.1% 5/15/28		3,257,000	2,673,107
3.125% 6/5/30		1,018,000	832,852
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,410,911
Truist Financial Corp. 4.26% 7/28/26 (c)		3,031,000	2,975,767
UniCredit SpA 2.731% 1/15/32 (Reg. S) (c)	EUR	3,365,000	2,975,872
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	1,075,000	1,195,817
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	475,000	554,689
2.164% 2/11/26 (c)		2,935,000	2,736,341
2.188% 4/30/26 (c)		3,173,000	2,955,315
2.406% 10/30/25 (c)		7,739,000	7,293,373
3.526% 3/24/28 (c)		25,667,000	23,841,975
4.3% 7/22/27		28,701,000	27,718,942
4.478% 4/4/31 (c)		19,300,000	18,241,750
4.897% 7/25/33 (c)		100,000,000	96,356,363
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	450,000	542,612
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(e)		2,241,000	2,069,359
4.11% 7/24/34 (c)		5,791,000	4,940,586
			1,445,712,323
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,396,000	1,380,615
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	38,416,183
3.875% 1/15/26		22,188,000	20,403,079
4.2% 6/10/24		15,463,000	14,990,045
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		685,000	400,369
3.625% 10/1/31 (b)		695,000	375,300
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		3,100,000	2,437,778
2.125% 10/13/26 (Reg. S) (c)	EUR	2,500,000	2,218,237
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,117,566
2.593% 9/11/25 (b)(c)		16,030,000	14,200,797
3.75% 3/26/25		9,717,000	8,613,435
4.194% 4/1/31 (b)(c)		38,618,000	29,276,737
4.207% 6/12/24 (b)(c)		4,655,000	4,516,932
4.282% 1/9/28 (b)		2,250,000	1,833,327
4.55% 4/17/26		4,850,000	4,215,104
6.373% 7/15/26 (b)(c)		2,345,000	2,174,677
6.537% 8/12/33 (b)(c)		290,000	254,053
7.375% 9/7/33 (Reg. S) (c)	GBP	600,000	670,803
7.75% 3/1/29 (Reg. S) (c)	EUR	700,000	717,856
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	1,000,000	964,428
4% 6/24/32 (Reg. S) (c)	EUR	2,300,000	2,160,983
4.5% 4/1/25		35,717,000	33,866,074
Deutsche Bank AG New York Branch:
0.898% 5/28/24		930,000	869,838
1.447% 4/1/25 (c)		2,036,000	1,878,289
2.129% 11/24/26 (c)		3,386,000	2,963,528
2.222% 9/18/24 (c)		2,318,000	2,223,894
2.311% 11/16/27 (c)		27,513,000	22,981,677
3.729% 1/14/32 (c)		10,000,000	7,351,906
4.1% 1/13/26		8,332,000	7,948,345
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		18,425,000	14,553,661
3.102% 2/24/33 (c)		40,000,000	33,220,557
3.272% 9/29/25 (c)		35,921,000	34,581,864
4.25% 10/21/25		12,215,000	11,976,500
4.482% 8/23/28 (c)		3,138,000	3,012,617
6.75% 10/1/37		59,592,000	63,866,934
Hightower Holding LLC 6.75% 4/15/29 (b)		835,000	692,595
Intercontinental Exchange, Inc.:
3.75% 12/1/25		2,038,000	1,989,250
4.35% 6/15/29		1,724,000	1,699,201
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	136,079
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	933,398
Moody's Corp.:
3.25% 1/15/28		2,414,000	2,230,527
3.75% 3/24/25		1,371,000	1,335,954
Morgan Stanley:
0.79% 5/30/25 (c)		862,000	798,716
2.188% 4/28/26 (c)		1,897,000	1,764,572
3.125% 7/27/26		14,775,000	13,858,651
3.622% 4/1/31 (c)		17,370,000	15,479,414
3.625% 1/20/27		16,594,000	15,768,099
3.7% 10/23/24		4,754,000	4,649,532
3.737% 4/24/24 (c)		1,965,000	1,951,431
3.875% 4/29/24		4,377,000	4,306,571
3.875% 1/27/26		1,586,000	1,536,720
4.889% 7/20/33 (c)		49,499,000	47,217,020
5% 11/24/25		21,351,000	21,400,872
MSCI, Inc. 3.25% 8/15/33 (b)		215,000	168,911
S&P Global, Inc. 2.45% 3/1/27 (b)		2,414,000	2,219,875
State Street Corp. 2.901% 3/30/26 (c)		1,245,000	1,183,682
UBS Group AG:
1.008% 7/30/24 (b)(c)		1,434,000	1,389,888
1.494% 8/10/27 (b)(c)		11,792,000	10,132,688
4.988% 8/5/33 (Reg. S) (c)		300,000	279,501
			545,757,135
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		47,700,000	43,891,904
1.75% 1/30/26		16,619,000	14,662,322
2.45% 10/29/26		9,334,000	8,207,343
2.875% 8/14/24		8,576,000	8,117,051
3% 10/29/28		9,777,000	8,260,484
3.3% 1/23/23		2,000,000	1,993,971
3.3% 1/30/32		9,639,000	7,681,991
4.125% 7/3/23		6,696,000	6,635,831
4.45% 4/3/26		4,254,000	4,081,339
4.875% 1/16/24		6,629,000	6,535,264
6.5% 7/15/25		7,188,000	7,261,749
Ally Financial, Inc.:
1.45% 10/2/23		4,230,000	4,084,804
2.2% 11/2/28		2,600,000	2,076,400
3.05% 6/5/23		19,114,000	18,858,214
3.875% 5/21/24		8,893,000	8,651,789
4.625% 3/30/25		4,630,000	4,542,695
4.75% 6/9/27		3,759,000	3,539,226
5.125% 9/30/24		6,914,000	6,859,392
5.75% 11/20/25		703,000	693,627
5.8% 5/1/25		9,417,000	9,455,869
7.1% 11/15/27		15,530,000	15,970,996
8% 11/1/31		5,022,000	5,387,422
Capital One Financial Corp.:
1.878% 11/2/27 (c)		5,931,000	5,146,757
2.359% 7/29/32 (c)		3,448,000	2,512,418
2.636% 3/3/26 (c)		13,528,000	12,615,473
3.2% 2/5/25		1,207,000	1,159,161
3.273% 3/1/30 (c)		12,200,000	10,445,797
3.65% 5/11/27		21,700,000	20,438,039
3.8% 1/31/28		10,723,000	10,018,790
3.9% 1/29/24		1,545,000	1,522,778
4.985% 7/24/26 (c)		17,135,000	16,985,373
5.247% 7/26/30 (c)		15,820,000	15,079,051
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,822,776
4.1% 2/9/27		13,375,000	12,566,926
4.5% 1/30/26		6,750,000	6,497,821
6.7% 11/29/32		5,777,000	5,876,950
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,517,545
2.7% 8/10/26		5,665,000	4,976,419
2.9% 2/10/29		275,000	225,310
3.375% 11/13/25		4,311,000	3,977,458
3.625% 6/17/31		5,000,000	4,103,974
4% 11/13/30		17,230,000	14,573,996
4.063% 11/1/24		46,639,000	45,022,758
4.125% 8/17/27		19,335,000	17,640,674
4.687% 6/9/25		430,000	413,740
4.95% 5/28/27		10,000,000	9,463,700
5.113% 5/3/29		1,320,000	1,230,623
5.125% 6/16/25		320,000	309,860
5.584% 3/18/24		8,520,000	8,424,150
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	1,793,467
3.875% 9/15/28		1,350,000	1,071,090
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,366,199
4.25% 8/15/24		10,059,000	9,811,503
4.375% 3/19/24		11,007,000	10,810,219
5.15% 3/19/29		18,424,000	17,562,540
			480,433,018
Diversified Financial Services - 0.3%
Altus Midstream LP 5.875% 6/15/30 (b)		245,000	230,229
Athene Global Funding:
0.95% 1/8/24 (b)		2,330,000	2,209,026
1.73% 10/2/26 (b)		4,975,000	4,290,332
2.646% 10/4/31 (b)		3,414,000	2,626,904
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,339,158
4.875% 4/14/26	GBP	2,200,000	2,391,359
7.05% 9/29/25 (b)		20,620,000	20,661,093
Brixmor Operating Partnership LP:
3.85% 2/1/25		1,010,000	968,860
4.05% 7/1/30		9,134,000	7,982,514
4.125% 6/15/26		5,827,000	5,473,678
4.125% 5/15/29		19,691,000	17,598,880
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)		956,000	894,869
3.85% 4/5/29 (b)		7,987,000	7,270,704
3.9% 4/5/32 (b)		9,473,000	8,353,350
4.35% 4/5/42 (b)		2,000,000	1,637,456
4.4% 4/5/52 (b)		5,916,000	4,755,101
Equitable Holdings, Inc.:
3.9% 4/20/23		674,000	671,174
4.35% 4/20/28		3,724,000	3,541,810
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	712,213
5.25% 5/15/27		3,430,000	3,147,025
6.25% 5/15/26		2,206,000	2,159,806
Jackson Financial, Inc.:
5.17% 6/8/27		9,289,000	9,102,966
5.67% 6/8/32		13,486,000	12,812,415
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	1,639,985
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	1,485,000	1,645,306
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,192,625
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,202,489
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	6,897,572
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,448,964
			175,857,863
Insurance - 0.2%
AFLAC, Inc. 3.6% 4/1/30		387,000	357,082
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	568,430
3.375% 4/7/30 (b)		1,200,000	1,059,366
3.9% 4/6/28 (b)		2,931,000	2,756,003
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		820,000	738,000
American International Group, Inc. 2.5% 6/30/25		1,288,000	1,216,157
Aon PLC 3.875% 12/15/25		2,143,000	2,082,853
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	2,200,000	2,212,055
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	5,212,053
Empower Finance 2020 LP 1.357% 9/17/27 (b)		1,474,000	1,239,171
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,507,154
1.4% 8/27/27 (b)		1,724,000	1,449,590
1.7% 11/12/26 (b)		2,197,000	1,933,395
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	674,026
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	17,842,443
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)		12,820,000	8,413,579
Lincoln National Corp. 3.4% 1/15/31		14,811,000	12,277,384
Marsh & McLennan Companies, Inc. 3.875% 3/15/24		835,000	823,669
Pacific LifeCorp 5.125% 1/30/43 (b)		2,623,000	2,392,151
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	2,951,565
Principal Financial Group, Inc. 3.7% 5/15/29		926,000	865,874
Prudential Financial, Inc. 6% 9/1/52 (c)		27,700,000	25,540,531
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	2,927,055
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,705,000	1,563,345
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,402,219
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		400,000	342,000
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,000,000	2,663,400
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,384,406
Unum Group:
4% 6/15/29		6,130,000	5,561,105
5.75% 8/15/42		1,622,000	1,447,303
Willis Group North America, Inc. 4.5% 9/15/28		1,897,000	1,792,320
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,262,250
			116,457,934
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (c)	GBP	700,000	846,181
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	527,275
			1,373,456
TOTAL FINANCIALS			2,765,591,729
HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29		4,900,000	4,473,593
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,197,000	538,650
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		200,000	168,076
			5,180,319
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,296,008
Avantor Funding, Inc. 4.625% 7/15/28 (b)		915,000	841,800
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	478,842
4.625% 2/1/28 (b)		65,000	62,230
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	134,633
			2,813,513
Health Care Providers & Services - 0.3%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	169,982
Centene Corp.:
2.45% 7/15/28		12,813,000	10,775,454
2.5% 3/1/31		945,000	744,014
2.625% 8/1/31		5,485,000	4,312,417
3.375% 2/15/30		7,725,000	6,580,256
4.25% 12/15/27		7,939,000	7,450,593
4.625% 12/15/29		8,795,000	8,177,899
Cigna Corp.:
3.4% 3/1/27		1,552,000	1,465,875
4.375% 10/15/28		10,328,000	10,065,918
Community Health Systems, Inc. 4.75% 2/15/31 (b)		1,280,000	937,843
CVS Health Corp. 3.625% 4/1/27		3,208,000	3,076,604
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		305,000	246,891
Elevance Health, Inc.:
3.3% 1/15/23		4,322,000	4,313,438
3.35% 12/1/24		1,379,000	1,337,467
HCA Holdings, Inc.:
3.125% 3/15/27 (b)		4,517,000	4,108,725
3.5% 9/1/30		12,405,000	10,661,725
3.625% 3/15/32 (b)		2,557,000	2,185,838
5.375% 9/1/26		4,125,000	4,101,335
5.625% 9/1/28		9,085,000	9,056,426
5.875% 2/1/29		9,796,000	9,862,345
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	96,371
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,784,929
3.7% 3/23/29		7,365,000	6,782,221
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	731,000
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	131,294
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		410,000	345,962
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		785,000	657,308
Sabra Health Care LP:
3.2% 12/1/31		19,965,000	14,970,572
3.9% 10/15/29		7,072,000	5,841,062
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		515,000	504,119
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)		2,765,000	2,474,728
4.875% 1/1/26 (b)		385,000	365,357
5.125% 11/1/27 (b)		1,000,000	941,390
6.125% 6/15/30 (b)		425,000	402,722
Toledo Hospital 5.325% 11/15/28		2,395,000	1,862,113
UnitedHealth Group, Inc. 2.75% 2/15/23		236,000	235,144
			137,757,337
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (b)		630,000	601,593
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		180,000	156,622
4.25% 5/1/28 (b)		70,000	63,875
			220,497
Pharmaceuticals - 0.1%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		50,548,000	49,019,347
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,205,000	982,075
Elanco Animal Health, Inc.:
5.772% 8/28/23		3,623,000	3,608,248
6.4% 8/28/28 (c)		1,432,000	1,322,495
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	204,192
Mylan NV 4.55% 4/15/28		3,354,000	3,158,576
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	994,478
5.125% 4/30/31 (b)		530,000	470,327
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,935,284
Viatris, Inc.:
1.65% 6/22/25		1,926,000	1,743,495
2.7% 6/22/30		11,241,000	8,966,365
3.85% 6/22/40		3,928,000	2,705,755
4% 6/22/50		6,783,000	4,411,593
Zoetis, Inc. 3.25% 2/1/23		1,210,000	1,206,501
			80,728,731
TOTAL HEALTH CARE			227,301,990
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	727,231
BAE Systems PLC 3.4% 4/15/30 (b)		8,260,000	7,351,109
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	427,200
Howmet Aerospace, Inc.:
5.95% 2/1/37		25,000	23,629
6.75% 1/15/28		365,000	368,650
Moog, Inc. 4.25% 12/15/27 (b)		980,000	879,550
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	1,993,303
5.75% 10/15/27 (b)		615,000	585,136
The Boeing Co.:
1.167% 2/4/23		1,985,000	1,970,022
2.7% 2/1/27		1,724,000	1,557,452
5.04% 5/1/27		9,243,000	9,153,321
5.15% 5/1/30		7,518,000	7,334,794
5.805% 5/1/50		6,070,000	5,726,766
5.93% 5/1/60		6,070,000	5,633,823
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,539,597
7.5% 3/15/27		95,000	95,238
8% 12/15/25 (b)		1,120,000	1,139,600
			47,506,421
Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		1,521,247	1,273,424
Delta Air Lines, Inc.:
2.9% 10/28/24		1,897,000	1,798,356
3.8% 4/19/23		966,000	956,111
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,039,881	894,454
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,161,755	1,055,519
4.375% 4/15/26 (b)		530,000	493,443
			6,471,307
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,565,000	1,458,697
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		260,000	210,772
Carrier Global Corp. 2.493% 2/15/27		518,000	470,390
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	586,300
			2,726,159
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	235,659
4.875% 7/15/32 (b)		670,000	579,691
Madison IAQ LLC 4.125% 6/30/28 (b)		1,245,000	1,076,664
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,082,240
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	750,000	875,337
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	391,500
The GEO Group, Inc. 9.5% 12/31/28 (b)		305,000	288,840
			4,529,931
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,047,792
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	239,148
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	580,500
			819,648
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	436,250
Machinery - 0.0%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)		3,978,000	3,488,424
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,676,905
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	966,509
			6,131,838
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	207,862
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,470,000	1,311,975
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		765,000	689,449
4% 7/1/29 (b)		105,000	93,096
TriNet Group, Inc. 3.5% 3/1/29 (b)		405,000	336,656
			2,431,176
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,715,929
XPO Logistics, Inc. 6.25% 5/1/25 (b)		771,000	778,847
			2,494,776
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		11,690,000	11,008,933
0.8% 8/18/24		1,422,000	1,307,922
2.2% 1/15/27		1,328,000	1,158,667
2.25% 1/15/23		1,863,000	1,854,315
3% 9/15/23		583,000	571,529
3.375% 7/1/25		11,630,000	10,974,993
3.75% 6/1/26		5,000,000	4,700,064
4.25% 2/1/24		8,199,000	8,053,727
4.25% 9/15/24		2,331,000	2,289,739
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,166,682
			43,086,571
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	1,340,000	1,070,080
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	800,000	653,747
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		2,455,000	2,253,749
3.25% 2/15/27 (b)		11,688,000	9,936,698
3.95% 7/1/24 (b)		3,894,000	3,708,434
4.375% 5/1/26 (b)		7,747,000	7,042,104
5.25% 5/15/24 (b)		4,186,000	4,083,577
5.5% 1/15/26 (b)		633,000	599,580
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	3,560,000	3,470,997
7.125% 2/14/24	GBP	100,000	120,715
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	582,590
			33,522,271
TOTAL INDUSTRIALS			151,412,002
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	2,900,000	2,555,640
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	449,625
			3,005,265
Electronic Equipment & Components - 0.0%
Coherent Corp. 5% 12/15/29 (b)		1,215,000	1,072,238
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,769,000	1,770,036
6.02% 6/15/26		1,948,000	1,989,405
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,172,775
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	267,228
			6,271,682
IT Services - 0.0%
Block, Inc. 2.75% 6/1/26		265,000	236,831
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	135,762
3.75% 10/1/30 (b)		255,000	220,575
4.5% 7/1/28 (b)		395,000	371,861
The Western Union Co.:
2.85% 1/10/25		433,000	412,031
4.25% 6/9/23		1,897,000	1,884,220
Twilio, Inc. 3.875% 3/15/31		200,000	162,268
			3,423,548
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		4,603,000	3,890,479
2.45% 2/15/31 (b)		19,432,000	15,331,156
2.6% 2/15/33 (b)		19,432,000	14,683,027
3.5% 2/15/41 (b)		19,430,000	14,054,446
3.75% 2/15/51 (b)		9,284,000	6,551,796
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	667,186
Micron Technology, Inc. 4.185% 2/15/27		2,948,000	2,818,442
onsemi 3.875% 9/1/28 (b)		300,000	266,007
			58,262,539
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		325,000	313,623
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	245,552
Fair Isaac Corp.:
4% 6/15/28 (b)		330,000	301,950
5.25% 5/15/26 (b)		793,000	785,986
MicroStrategy, Inc. 6.125% 6/15/28 (b)		415,000	306,955
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	354,249
3.875% 12/1/29 (b)		960,000	766,400
Oracle Corp.:
1.65% 3/25/26		1,077,000	966,702
2.5% 4/1/25		8,253,000	7,806,234
2.8% 4/1/27		8,253,000	7,530,973
2.95% 4/1/30		8,300,000	7,122,973
3.85% 4/1/60		8,300,000	5,597,463
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,473,449
2% 6/30/30		1,976,000	1,583,147
VMware, Inc.:
1% 8/15/24		2,107,000	1,961,887
1.4% 8/15/26		925,000	813,509
			37,931,052
TOTAL INFORMATION TECHNOLOGY			108,894,086
MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	536,486
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	304,938
1.832% 10/15/27 (b)		1,724,000	1,440,788
LSB Industries, Inc. 6.25% 10/15/28 (b)		560,000	522,995
LYB International Finance III LLC 1.25% 10/1/25		1,661,000	1,478,133
Methanex Corp.:
5.125% 10/15/27		765,000	701,888
5.25% 12/15/29		90,000	80,383
5.65% 12/1/44		581,000	435,750
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	969,426
5.25% 6/1/27 (b)		949,000	851,801
Nufarm Australia Ltd. 5% 1/27/30 (b)		675,000	577,969
Olin Corp.:
5% 2/1/30		1,715,000	1,556,397
5.125% 9/15/27		975,000	914,063
5.625% 8/1/29		465,000	434,527
SPCM SA 3.125% 3/15/27 (b)		285,000	244,388
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,009,075
5.75% 11/15/28 (b)		275,000	241,523
The Mosaic Co. 4.25% 11/15/23		1,757,000	1,739,576
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	160,365
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	273,265
5.625% 10/1/24 (b)		1,254,000	1,225,860
			15,699,596
Construction Materials - 0.0%
CRH America Finance, Inc. 3.95% 4/4/28 (b)		2,931,000	2,760,713
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		340,000	331,911
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	22,000
Ball Corp. 3.125% 9/15/31		955,000	758,747
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		135,000	114,604
OI European Group BV 4.75% 2/15/30 (b)		280,000	241,746
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	453,457
			1,922,465
Metals & Mining - 0.0%
Commercial Metals Co. 3.875% 2/15/31		565,000	467,944
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		10,000	9,150
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	122,262
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	883,807
Mineral Resources Ltd. 8% 11/1/27 (b)		360,000	369,864
Novelis Corp. 3.875% 8/15/31 (b)		270,000	221,400
PMHC II, Inc. 9% 2/15/30 (b)		425,000	318,750
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	65,681
			2,458,858
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (b)		220,000	143,550
TOTAL MATERIALS			22,985,182
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	6,296,603
4.9% 12/15/30		7,224,000	7,028,532
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,151,949
3.375% 7/15/51		2,291,000	1,464,462
3.625% 4/15/32		8,742,000	7,407,068
4.3% 4/15/52		5,604,000	4,157,349
Boston Properties, Inc.:
3.2% 1/15/25		1,035,000	992,664
4.5% 12/1/28		4,766,000	4,438,216
Corporate Office Properties LP:
2% 1/15/29		2,850,000	2,205,657
2.25% 3/15/26		2,969,000	2,607,655
2.75% 4/15/31		3,419,000	2,583,326
Federal Realty Investment Trust 3.95% 1/15/24		2,414,000	2,380,946
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,567,702
3.5% 8/1/26		1,945,000	1,820,833
Hudson Pacific Properties LP 4.65% 4/1/29		12,862,000	11,200,440
Invitation Homes Operating Partnership LP 4.15% 4/15/32		12,097,000	10,605,070
Iron Mountain, Inc. 4.875% 9/15/29 (b)		615,000	540,752
Kimco Realty Corp. 2.25% 12/1/31		15,265,000	11,791,773
Kite Realty Group Trust:
4% 3/15/25		11,618,000	11,143,883
4.75% 9/15/30		17,486,000	15,521,751
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,156,264
4.4% 6/15/24		1,358,000	1,319,993
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		665,000	567,777
5.25% 8/1/26		2,855,000	2,554,683
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		12,277,000	9,002,000
3.375% 2/1/31		5,854,000	4,575,563
3.625% 10/1/29		8,376,000	6,940,030
4.375% 8/1/23		1,223,000	1,207,010
4.5% 1/15/25		2,396,000	2,330,217
4.5% 4/1/27		5,129,000	4,780,792
4.75% 1/15/28		11,294,000	10,424,937
4.95% 4/1/24		1,263,000	1,245,413
5.25% 1/15/26		6,569,000	6,412,410
Piedmont Operating Partnership LP 2.75% 4/1/32		3,331,000	2,379,483
Prologis LP 3.25% 6/30/26		589,000	560,111
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,183,519
2.85% 12/15/32		1,698,000	1,393,237
3.25% 1/15/31		1,828,000	1,596,799
3.4% 1/15/28		2,874,000	2,658,160
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	611,794
5% 12/15/23		494,000	487,557
SBA Communications Corp. 3.875% 2/15/27		515,000	475,470
Service Properties Trust:
3.95% 1/15/28		40,000	29,559
4.375% 2/15/30		415,000	291,197
4.95% 10/1/29		245,000	178,123
5.5% 12/15/27		230,000	200,100
Simon Property Group LP:
2.45% 9/13/29		3,008,000	2,528,848
3.375% 12/1/27		6,125,000	5,692,360
SITE Centers Corp.:
3.625% 2/1/25		2,000,000	1,887,276
4.25% 2/1/26		3,528,000	3,354,281
Spirit Realty LP 2.1% 3/15/28		1,631,000	1,325,853
Store Capital Corp.:
2.75% 11/18/30		3,456,000	2,695,004
4.625% 3/15/29		2,374,000	2,174,049
Sun Communities Operating LP:
2.3% 11/1/28		3,806,000	3,131,102
2.7% 7/15/31		8,479,000	6,597,143
Uniti Group, Inc. 7.875% 2/15/25 (b)		1,050,000	1,054,413
Ventas Realty LP:
2.5% 9/1/31		22,080,000	17,387,593
2.65% 1/15/25		1,375,000	1,298,125
3% 1/15/30		11,778,000	10,005,556
3.5% 4/15/24		820,000	796,987
4% 3/1/28		2,553,000	2,380,349
4.125% 1/15/26		999,000	965,849
4.75% 11/15/30		16,500,000	15,560,243
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,064,367
4.75% 2/15/28		12,672,000	11,945,388
4.95% 2/15/30		15,585,000	14,733,327
5.125% 5/15/32		6,976,000	6,543,558
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		1,640,000	1,525,496
4.5% 9/1/26 (b)		1,508,000	1,412,121
4.625% 6/15/25 (b)		150,000	143,544
Vornado Realty LP:
2.15% 6/1/26		3,881,000	3,280,206
3.4% 6/1/31		12,870,000	9,810,861
Welltower, Inc. 3.625% 3/15/24		880,000	862,108
WP Carey, Inc.:
3.85% 7/15/29		1,991,000	1,787,235
4% 2/1/25		3,423,000	3,329,516
4.6% 4/1/24		7,111,000	7,068,063
			314,809,650
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,460,000	692,790
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	500,000	224,249
2.25% 4/27/27 (Reg. S)	EUR	5,500,000	2,317,936
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	650,000	648,501
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,415,183
2.625% 10/20/28 (Reg. S)	GBP	650,000	606,294
Brandywine Operating Partnership LP:
3.95% 2/15/23		9,349,000	9,296,730
3.95% 11/15/27		4,382,000	3,835,447
4.1% 10/1/24		4,091,000	3,937,056
4.55% 10/1/29		1,896,000	1,675,305
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,032,762
4.875% 3/1/26		7,844,000	7,846,346
Essex Portfolio LP 3.875% 5/1/24		1,923,000	1,881,763
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,053,727
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,004,345
Howard Hughes Corp. 4.375% 2/1/31 (b)		395,000	324,394
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	427,950
Mid-America Apartments LP 4% 11/15/25		828,000	801,735
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	650,000	454,748
1.75% 1/14/25 (Reg. S)	EUR	652,000	568,104
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	559,801
Tanger Properties LP:
2.75% 9/1/31		8,876,000	6,348,221
3.125% 9/1/26		2,628,000	2,372,106
3.875% 7/15/27		11,191,000	10,171,736
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,108,376
			69,605,605
TOTAL REAL ESTATE			384,415,255
UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co. 3.05% 3/15/32		16,210,000	14,107,740
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	1,360,000	1,159,939
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	400,000	381,625
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	783,651
4.75% 3/15/28 (b)		140,000	129,327
Cleco Corporate Holdings LLC:
3.375% 9/15/29		4,843,000	4,134,313
3.743% 5/1/26		2,069,000	1,951,126
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)		3,258,000	2,984,971
DPL, Inc. 4.35% 4/15/29		7,785,000	6,899,456
Duke Energy Corp.:
3.85% 6/15/34	EUR	1,450,000	1,447,821
4.3% 3/15/28		2,316,000	2,231,969
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		2,328,000	1,841,125
2.775% 1/7/32 (b)		8,828,000	6,923,779
Edison International 2.95% 3/15/23		416,000	413,661
Enel SpA 3.375% (Reg. S) (c)(f)	EUR	1,855,000	1,754,172
Eversource Energy 2.8% 5/1/23		1,614,000	1,599,816
Exelon Corp.:
2.75% 3/15/27 (b)		3,860,000	3,557,909
3.35% 3/15/32 (b)		7,100,000	6,237,984
4.1% 3/15/52 (b)		3,230,000	2,636,110
FirstEnergy Corp.:
1.6% 1/15/26		199,000	175,949
2.05% 3/1/25		1,118,000	1,031,596
7.375% 11/15/31		3,668,000	4,130,209
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	450,000	556,541
InterGen NV 7% 6/30/23 (b)		964,000	943,046
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,386,000	2,310,718
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	52,698
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	2,060,000	1,774,288
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,427,375
5.25% 6/15/29 (b)		484,000	446,081
5.75% 1/15/28		581,000	556,308
6.625% 1/15/27		57,000	57,439
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		811,864	789,847
ORSTED A/S 5.125% 9/13/34 (Reg. S)	GBP	750,000	931,978
Pacific Gas & Electric Co. 3.25% 2/16/24		4,138,000	4,012,617
PG&E Corp.:
5% 7/1/28		4,480,000	4,133,293
5.25% 7/1/30		1,155,000	1,045,835
Southern Co.:
1.875% 9/15/81 (c)	EUR	2,800,000	2,261,744
5.113% 8/1/27		1,724,000	1,718,347
Virginia Electric & Power Co. 2.4% 3/30/32		1,724,000	1,408,406
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	2,994,370
5.5% 9/1/26 (b)		3,498,000	3,385,117
5.625% 2/15/27 (b)		665,000	643,356
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	460,000	546,360
			98,510,012
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,116,057	1,142,424
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	157,981
			1,300,405
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	3,350,000	3,269,508
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	67,500
5% 1/31/28 (b)		656,000	608,440
The AES Corp.:
1.375% 1/15/26		3,793,000	3,369,518
2.45% 1/15/31		11,256,000	8,944,216
3.3% 7/15/25 (b)		18,060,000	16,902,812
3.95% 7/15/30 (b)		16,181,000	14,166,466
			47,328,460
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28		2,069,000	1,925,665
3.7% 7/15/30		1,919,000	1,780,706
4.05% 4/15/25		23,356,000	23,131,661
NiSource, Inc.:
0.95% 8/15/25		829,000	747,525
2.95% 9/1/29		14,275,000	12,515,739
3.49% 5/15/27		13,900,000	13,124,357
5.95% 6/15/41		1,737,000	1,754,752
Puget Energy, Inc.:
3.65% 5/15/25		1,035,000	985,506
4.1% 6/15/30		6,250,000	5,615,052
4.224% 3/15/32		17,043,000	15,205,924
Sempra Energy 6% 10/15/39		2,744,000	2,770,661
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(e)		3,010,000	2,468,383
			82,025,931
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	380,000	447,901
6.125% 2/26/24	GBP	245,000	298,901
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	480,000	557,558
			1,304,360
TOTAL UTILITIES			230,469,168
TOTAL NONCONVERTIBLE BONDS (Cost $6,300,095,847)			5,700,485,780

U.S. Treasury Obligations - 10.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2% 11/15/41 (g)(h)	3,600,000	2,621,953
2.25% 2/15/52	85,500,000	61,743,692
2.375% 5/15/51	634,826,000	472,102,245
2.875% 5/15/52	409,400,000	340,313,750
3.25% 5/15/42 (g)(h)(i)	9,830,000	8,830,105
4% 11/15/52	183,500,000	190,840,000
U.S. Treasury Notes:
0.25% 7/31/25 (g)	75,607,200	68,276,846
0.5% 5/31/27	520,000,000	448,032,811
0.75% 11/15/24	80,195,400	74,766,548
1.125% 10/31/26	250,000,000	224,492,188
1.125% 8/31/28	90,924,900	78,404,968
1.25% 12/31/26	545,000,000	490,244,531
1.25% 4/30/28	250,000,000	218,779,298
1.25% 5/31/28	74,500,000	65,085,644
1.25% 6/30/28	75,000,000	65,373,047
1.25% 9/30/28	9,213,600	7,988,479
1.375% 10/31/28	4,966,000	4,328,955
1.5% 2/29/24 (g)(j)	10,200,000	9,815,109
1.5% 1/31/27	431,182,200	391,297,847
1.625% 9/30/26	81,764,700	75,067,021
1.625% 8/15/29	58,908,200	51,731,064
1.875% 2/28/27	325,227,500	299,514,201
1.875% 2/28/29	150,000,000	134,220,704
2.125% 5/15/25	345,000	328,262
2.375% 3/31/29	30,324,000	27,906,372
2.625% 7/31/29 (g)(h)	59,248,500	55,276,999
2.75% 8/15/32 (g)(h)	758,860,900	702,894,909
2.875% 5/15/32	963,805,000	903,416,593
3.125% 11/15/28	132,281,400	127,357,019
3.25% 6/30/29	26,556,300	25,728,490
3.5% 9/15/25	35,868,700	35,291,438
4% 10/31/29	31,182,700	31,655,313
4.125% 11/15/32	249,900,000	259,661,719
4.375% 10/31/24	73,900,000	73,882,679
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,611,856,845)		6,027,270,799

U.S. Government Agency - Mortgage Securities - 25.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.5%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(e)	6,859	6,830
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (c)(e)	7,030	7,013
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(e)	1,855	1,863
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (c)(e)	1,594	1,592
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(e)	6,792	6,863
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(e)	5,991	5,990
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (c)(e)	5,684	5,668
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(e)	11,027	11,074
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (c)(e)	3,214	3,230
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(e)	3,730	3,748
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(e)	8,149	8,245
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(e)	12,450	12,549
12 month U.S. LIBOR + 1.680% 3.004% 7/1/43 (c)(e)	101,472	102,306
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (c)(e)	11,662	11,798
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (c)(e)	4,082	4,114
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (c)(e)	12,851	12,933
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(e)	9,586	9,697
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (c)(e)	3,642	3,648
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(e)	17,894	18,074
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (c)(e)	27,117	27,298
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (c)(e)	374,017	377,538
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(e)	5,368	5,431
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(e)	9,207	9,261
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(e)	16,004	16,098
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(e)	8,300	8,423
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(e)	3,861	3,900
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(e)	15,153	15,183
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(e)	3,673	3,642
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(e)	16,939	17,224
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (c)(e)	16,787	16,800
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(e)	2,281	2,276
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (c)(e)	3,301	3,296
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (c)(e)	1,030	1,044
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(e)	1,772	1,807
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(e)	331	333
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(e)	2,391	2,408
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(e)	3,672	3,730
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(e)	17,157	17,503
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (c)(e)	7,173	7,308
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (c)(e)	12,203	12,443
1% 12/1/36	94,229,752	79,115,827
1.5% 1/1/36 to 11/1/51	135,158,827	111,326,643
2% 10/1/35 to 3/1/52	655,756,670	546,990,483
2.5% 5/1/31 to 2/1/52	890,856,424	786,268,218
3% 12/1/28 to 8/1/52 (h)	745,019,978	672,690,550
3.25% 12/1/41	6,007	5,551
3.4% 7/1/42 to 9/1/42	110,799	102,727
3.5% 10/1/33 to 4/1/52 (g)	494,449,617	459,044,368
3.65% 5/1/42 to 8/1/42	34,909	32,981
3.9% 4/1/42	9,649	9,239
4% 3/1/36 to 6/1/52	434,716,802	417,867,416
4.25% 11/1/41	19,205	18,706
4.5% to 4.5% 6/1/24 to 7/1/52 (g)	256,453,743	253,044,244
5% 3/1/23 to 11/1/52	163,452,830	164,413,319
5.264% 8/1/41 (c)	266,216	267,845
5.5% 12/1/23 to 11/1/52	81,515,232	82,606,487
6% to 6% 9/1/29 to 1/1/42	1,214,062	1,268,354
6% 11/1/52	25,829,776	26,468,334
6.5% 7/1/23 to 5/1/38	402,646	420,024
6.666% 2/1/39 (c)	148,296	151,837
7% to 7% 4/1/23 to 7/1/37	110,361	115,277
7.5% to 7.5% 8/1/23 to 9/1/32	68,074	71,176
8% 3/1/37	2,960	3,263
9% 10/1/30	3,402	3,671
TOTAL FANNIE MAE		3,603,096,721
Freddie Mac - 3.1%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(e)	4,904	4,836
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (c)(e)	21,345	21,166
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (c)(e)	16,560	16,459
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (c)(e)	158,396	158,551
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(e)	32,477	32,713
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(e)	61,543	61,765
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(e)	8,381	8,442
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(e)	1,463	1,474
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(e)	5,790	5,811
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (c)(e)	22,460	22,595
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(e)	11,525	11,612
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(e)	12,072	12,188
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(e)	15,021	15,177
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(e)	3,811	3,859
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(e)	9,268	9,314
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(e)	7,220	7,242
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(e)	157	156
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(e)	13,790	13,956
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(e)	18,756	19,003
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (c)(e)	7,953	7,816
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(e)	320	326
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (c)(e)	20,804	20,794
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (c)(e)	10,097	10,120
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (c)(e)	15,855	16,284
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(e)	6,602	6,793
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (c)(e)	15,107	15,216
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (c)(e)	30,880	31,193
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (c)(e)	59,808	60,927
1.5% 12/1/40 to 6/1/51	32,996,084	26,185,639
2% 8/1/35 to 4/1/52	514,972,314	429,828,843
2.5% 6/1/31 to 3/1/52	524,078,091	454,679,899
3% 6/1/31 to 4/1/52	322,593,959	290,392,864
3.5% 3/1/32 to 5/1/52 (h)	263,536,805	245,263,969
4% 5/1/33 to 8/1/52 (g)	142,181,334	136,792,208
4% 4/1/48	8,752	8,459
4.5% 6/1/25 to 7/1/49	23,061,617	22,900,729
5% 7/1/33 to 12/1/52	90,079,037	90,848,118
5.5% 3/1/34 to 7/1/35	683,946	702,250
6% 1/1/23 to 12/1/37	256,170	266,276
6.5% 1/1/24 to 9/1/39	368,437	389,520
7% 3/1/26 to 9/1/36	126,160	133,060
7.5% 1/1/27 to 7/1/34	36,349	38,618
8% 7/1/24 to 4/1/32	2,310	2,450
8.5% 1/1/25 to 1/1/28	1,399	1,455
TOTAL FREDDIE MAC		1,699,030,145
Ginnie Mae - 5.7%
3.5% 9/20/40 to 11/20/50	225,381,242	211,629,310
4% 7/20/33 to 6/20/49	97,619,388	94,643,843
4.5% 6/20/33 to 9/20/46	7,571,229	7,510,026
5.5% 8/15/33 to 9/15/39	209,285	216,608
6% to 6% 10/15/30 to 5/15/40	298,223	312,711
7% to 7% 12/15/23 to 11/15/32	344,171	359,197
7.5% to 7.5% 2/15/23 to 9/15/31	23,964	24,692
8% 12/15/23 to 11/15/29	5,322	5,468
8.5% to 8.5% 11/15/27 to 1/15/31	3,198	3,380
2% 9/20/50 to 4/20/51	141,010,445	120,573,205
2% 12/1/52 (k)	8,850,000	7,514,603
2% 12/1/52 (k)	48,850,000	41,478,911
2% 12/1/52 (k)	67,300,000	57,144,948
2% 12/1/52 (k)	54,225,000	46,042,865
2% 12/1/52 (k)	80,300,000	68,183,348
2% 12/1/52 (k)	160,050,000	135,899,687
2% 12/1/52 (k)	14,500,000	12,312,062
2% 12/1/52 (k)	28,950,000	24,581,668
2% 12/1/52 (k)	14,500,000	12,312,062
2% 12/1/52 (k)	15,300,000	12,991,348
2% 12/1/52 (k)	58,900,000	50,012,444
2% 12/1/52 (k)	6,375,000	5,413,062
2% 12/1/52 (k)	38,600,000	32,775,557
2% 12/1/52 (k)	6,950,000	5,901,299
2% 1/1/53 (k)	14,500,000	12,323,389
2% 1/1/53 (k)	76,550,000	65,058,995
2% 1/1/53 (k)	21,750,000	18,485,084
2% 1/1/53 (k)	7,250,000	6,161,695
2% 1/1/53 (k)	110,700,000	94,082,701
2% 1/1/53 (k)	36,900,000	31,360,900
2% 1/1/53 (k)	10,600,000	9,008,822
2% 1/1/53 (k)	49,200,000	41,814,534
2% 1/1/53 (k)	7,175,000	6,097,953
2% 1/1/53 (k)	36,575,000	31,084,687
2% 1/1/53 (k)	40,450,000	34,378,006
2% 1/1/53 (k)	41,850,000	35,567,850
2% 1/1/53 (k)	7,350,000	6,246,683
2% 1/1/53 (k)	9,000,000	7,649,000
2.5% 11/20/47 to 12/20/51	58,133,539	51,264,568
2.5% 12/1/52 (k)	40,300,000	35,358,277
2.5% 12/1/52 (k)	81,050,000	71,111,373
2.5% 12/1/52 (k)	81,400,000	71,418,455
2.5% 12/1/52 (k)	162,200,000	142,310,485
2.5% 12/1/52 (k)	16,350,000	14,345,107
2.5% 12/1/52 (k)	32,550,000	28,558,608
2.5% 12/1/52 (k)	8,100,000	7,106,750
2.5% 12/1/52 (k)	16,250,000	14,257,370
2.5% 12/1/52 (k)	33,700,000	29,567,591
2.5% 12/1/52 (k)	6,750,000	5,922,292
2.5% 12/1/52 (k)	39,750,000	34,875,720
2.5% 12/1/52 (k)	7,950,000	6,975,144
2.5% 1/1/53 (k)	8,100,000	7,112,762
2.5% 1/1/53 (k)	40,300,000	35,388,188
2.5% 1/1/53 (k)	81,100,000	71,215,435
2.5% 1/1/53 (k)	16,250,000	14,269,431
2.5% 1/1/53 (k)	7,900,000	6,937,139
2.5% 1/1/53 (k)	50,550,000	44,388,905
2.5% 1/1/53 (k)	16,350,000	14,357,242
2.5% 1/1/53 (k)	81,350,000	71,434,964
2.5% 1/1/53 (k)	39,750,000	34,905,222
2.5% 1/1/53 (k)	51,050,000	44,827,965
2.5% 1/1/53 (k)	8,000,000	7,024,950
2.5% 1/1/53 (k)	8,000,000	7,024,950
3% 5/15/42 to 10/20/51 (g)(i)	95,526,007	86,790,294
3% 12/1/52 (k)	11,500,000	10,372,259
3% 12/1/52 (k)	52,400,000	47,261,425
3% 12/1/52 (k)	54,500,000	49,155,490
3% 12/1/52 (k)	11,050,000	9,966,388
3% 12/1/52 (k)	76,250,000	68,772,590
3% 12/1/52 (k)	15,500,000	13,980,002
3% 12/1/52 (k)	81,875,000	73,845,977
3% 12/1/52 (k)	16,600,000	14,972,131
3% 1/1/53 (k)	22,350,000	20,172,229
3% 1/1/53 (k)	108,150,000	97,611,929
3% 1/1/53 (k)	13,350,000	12,049,184
3% 1/1/53 (k)	64,900,000	58,576,183
3.5% 12/1/52 (k)	19,500,000	18,090,437
3.5% 12/1/52 (k)	4,100,000	3,803,630
3.5% 12/1/52 (k)	39,300,000	36,459,188
3.5% 12/1/52 (k)	81,500,000	75,608,748
3.5% 12/1/52 (k)	8,475,000	7,862,382
3.5% 12/1/52 (k)	2,700,000	2,504,830
3.5% 1/1/53 (k)	89,350,000	82,933,196
3.5% 1/1/53 (k)	8,000,000	7,425,468
4% 12/1/52 (k)	57,300,000	54,689,120
4.5% 12/1/52 (k)	84,400,000	82,675,725
4.5% 12/1/52 (k)	8,900,000	8,718,175
5% 4/15/33 to 6/20/48	9,791,840	9,975,029
5% 12/1/52 (k)	20,400,000	20,389,569
6.5% 3/20/31 to 6/15/37	46,011	48,383
TOTAL GINNIE MAE		3,193,831,457
Uniform Mortgage Backed Securities - 10.2%
1.5% 12/1/37 (k)	2,225,000	1,944,623
1.5% 12/1/37 (k)	8,800,000	7,691,093
1.5% 12/1/37 (k)	32,250,000	28,186,107
1.5% 12/1/37 (k)	8,800,000	7,691,093
1.5% 12/1/37 (k)	26,100,000	22,811,082
1.5% 12/1/37 (k)	6,550,000	5,724,620
1.5% 12/1/37 (k)	13,050,000	11,405,541
1.5% 12/1/37 (k)	9,750,000	8,521,381
1.5% 12/1/37 (k)	3,250,000	2,840,460
1.5% 12/1/37 (k)	2,450,000	2,141,270
1.5% 1/1/38 (k)	13,000,000	11,379,614
1.5% 1/1/38 (k)	51,950,000	45,474,687
1.5% 1/1/38 (k)	3,350,000	2,932,439
1.5% 1/1/38 (k)	13,450,000	11,773,523
1.5% 12/1/52 (k)	2,500,000	1,942,003
1.5% 12/1/52 (k)	2,500,000	1,942,003
1.5% 12/1/52 (k)	30,900,000	24,003,157
1.5% 12/1/52 (k)	30,900,000	24,003,157
1.5% 12/1/52 (k)	24,350,000	18,915,109
1.5% 12/1/52 (k)	152,400,000	118,384,503
1.5% 12/1/52 (k)	77,000,000	59,813,692
1.5% 12/1/52 (k)	12,300,000	9,554,655
1.5% 1/1/53 (k)	162,900,000	126,821,025
1.5% 1/1/53 (k)	24,500,000	18,927,207
2% 12/1/37 (k)	70,550,000	63,375,954
2% 12/1/37 (k)	10,600,000	9,522,114
2% 12/1/37 (k)	22,950,000	20,616,274
2% 12/1/37 (k)	152,550,000	137,037,587
2% 12/1/37 (k)	50,800,000	45,634,280
2% 12/1/37 (k)	20,300,000	18,235,746
2% 12/1/37 (k)	7,650,000	6,872,091
2% 12/1/37 (k)	3,050,000	2,739,853
2% 12/1/37 (k)	16,600,000	14,911,989
2% 12/1/37 (k)	2,500,000	2,245,782
2% 1/1/38 (k)	9,350,000	8,409,814
2% 1/1/38 (k)	60,150,000	54,101,641
2% 1/1/38 (k)	100,250,000	90,169,401
2% 1/1/38 (k)	15,550,000	13,986,376
2% 1/1/38 (k)	30,000,000	26,983,362
2% 1/1/38 (k)	4,700,000	4,227,393
2% 12/1/52 (k)	217,600,000	178,962,400
2% 12/1/52 (k)	179,425,000	147,565,848
2% 12/1/52 (k)	23,550,000	19,368,403
2% 12/1/52 (k)	222,500,000	182,992,344
2% 12/1/52 (k)	222,600,000	183,074,588
2% 12/1/52 (k)	20,150,000	16,572,116
2% 12/1/52 (k)	25,500,000	20,972,156
2% 12/1/52 (k)	25,500,000	20,972,156
2% 12/1/52 (k)	12,700,000	10,444,956
2% 12/1/52 (k)	110,950,000	91,249,441
2% 12/1/52 (k)	15,000,000	12,336,563
2% 12/1/52 (k)	12,600,000	10,362,713
2% 12/1/52 (k)	109,900,000	90,385,881
2% 12/1/52 (k)	12,600,000	10,362,713
2% 12/1/52 (k)	109,900,000	90,385,881
2% 12/1/52 (k)	1,400,000	1,151,413
2% 12/1/52 (k)	31,975,000	26,297,439
2% 12/1/52 (k)	98,800,000	81,256,825
2% 12/1/52 (k)	8,550,000	7,031,841
2% 12/1/52 (k)	4,250,000	3,495,359
2% 12/1/52 (k)	4,300,000	3,536,481
2% 12/1/52 (k)	49,350,000	40,587,291
2% 12/1/52 (k)	49,400,000	40,628,413
2% 12/1/52 (k)	36,825,000	30,286,261
2% 12/1/52 (k)	21,400,000	17,600,163
2% 12/1/52 (k)	3,200,000	2,631,800
2% 1/1/53 (k)	11,700,000	9,632,574
2% 1/1/53 (k)	108,100,000	88,998,395
2% 1/1/53 (k)	23,350,000	19,223,983
2% 1/1/53 (k)	216,250,000	178,037,955
2% 1/1/53 (k)	5,850,000	4,816,287
2% 1/1/53 (k)	54,050,000	44,499,197
2% 1/1/53 (k)	5,850,000	4,816,287
2% 1/1/53 (k)	1,150,000	946,791
2% 1/1/53 (k)	54,000,000	44,458,033
2% 1/1/53 (k)	10,850,000	8,932,771
2% 1/1/53 (k)	5,850,000	4,816,287
2% 1/1/53 (k)	54,050,000	44,499,197
2% 1/1/53 (k)	23,550,000	19,388,642
2% 1/1/53 (k)	217,600,000	179,149,405
2% 1/1/53 (k)	11,650,000	9,591,409
2% 1/1/53 (k)	107,600,000	88,586,746
2.5% 12/1/37 (k)	7,050,000	6,511,336
2.5% 12/1/37 (k)	17,450,000	16,116,712
2.5% 12/1/37 (k)	7,600,000	7,019,313
2.5% 12/1/37 (k)	9,850,000	9,097,399
2.5% 12/1/37 (k)	2,750,000	2,539,883
2.5% 12/1/37 (k)	7,050,000	6,511,336
2.5% 12/1/37 (k)	2,750,000	2,539,883
2.5% 1/1/38 (k)	5,200,000	4,806,750
2.5% 12/1/52 (k)	54,550,000	46,614,677
2.5% 12/1/52 (k)	53,700,000	45,888,325
2.5% 12/1/52 (k)	8,000,000	6,836,250
2.5% 12/1/52 (k)	7,250,000	6,195,351
2.5% 12/1/52 (k)	27,650,000	23,627,788
2.5% 12/1/52 (k)	13,800,000	11,792,531
2.5% 12/1/52 (k)	213,100,000	182,100,599
2.5% 12/1/52 (k)	106,550,000	91,050,299
2.5% 12/1/52 (k)	5,000,000	4,272,656
2.5% 12/1/52 (k)	108,850,000	93,015,721
2.5% 12/1/52 (k)	42,900,000	36,659,388
2.5% 12/1/52 (k)	54,450,000	46,529,224
2.5% 12/1/52 (k)	15,300,000	13,074,327
2.5% 12/1/52 (k)	7,700,000	6,579,890
2.5% 12/1/52 (k)	71,900,000	61,440,793
2.5% 12/1/52 (k)	10,150,000	8,673,492
2.5% 12/1/52 (k)	32,200,000	27,515,905
2.5% 12/1/52 (k)	4,550,000	3,888,117
2.5% 12/1/52 (k)	6,300,000	5,383,547
2.5% 12/1/52 (k)	44,450,000	37,983,912
2.5% 1/1/53 (k)	21,800,000	18,646,665
2.5% 1/1/53 (k)	7,250,000	6,201,299
2.5% 1/1/53 (k)	161,100,000	137,797,143
2.5% 1/1/53 (k)	53,700,000	45,932,381
3% 12/1/52 (k)	27,800,000	24,609,516
3% 12/1/52 (k)	92,250,000	81,662,873
3% 12/1/52 (k)	10,050,000	8,896,606
3% 12/1/52 (k)	114,050,000	100,960,983
3% 12/1/52 (k)	95,100,000	84,185,791
3% 12/1/52 (k)	15,400,000	13,632,610
3% 12/1/52 (k)	13,200,000	11,685,094
3% 12/1/52 (k)	17,100,000	15,137,508
3% 12/1/52 (k)	2,750,000	2,434,395
3% 12/1/52 (k)	33,200,000	29,389,782
3% 1/1/53 (k)	19,900,000	17,627,824
3% 1/1/53 (k)	2,650,000	2,347,424
3% 1/1/53 (k)	39,800,000	35,255,648
3% 1/1/53 (k)	5,300,000	4,694,848
3.5% 12/1/52 (k)	33,600,000	30,786,000
3.5% 12/1/52 (k)	13,400,000	12,277,750
3.5% 12/1/52 (k)	79,750,000	73,070,938
3.5% 12/1/52 (k)	4,700,000	4,306,375
3.5% 12/1/52 (k)	52,750,000	48,332,188
3.5% 12/1/52 (k)	8,900,000	8,154,625
3.5% 12/1/52 (k)	5,600,000	5,131,000
3.5% 12/1/52 (k)	74,750,000	68,489,688
3.5% 12/1/52 (k)	36,000,000	32,985,000
3.5% 1/1/53 (k)	3,650,000	3,346,024
3.5% 1/1/53 (k)	31,700,000	29,059,986
4% 12/1/52 (k)	28,000,000	26,495,000
4% 12/1/52 (k)	39,850,000	37,708,063
4% 12/1/52 (k)	22,600,000	21,385,250
4% 12/1/52 (k)	10,450,000	9,888,313
4% 12/1/52 (k)	8,950,000	8,468,938
4% 12/1/52 (k)	4,800,000	4,542,000
4% 12/1/52 (k)	4,100,000	3,879,625
4% 12/1/52 (k)	1,100,000	1,040,875
4.5% 12/1/52 (k)	15,150,000	14,747,586
4.5% 12/1/52 (k)	79,150,000	77,047,618
4.5% 12/1/52 (k)	58,650,000	57,092,139
4.5% 12/1/52 (k)	14,525,000	14,139,187
4.5% 1/1/53 (k)	13,250,000	12,898,054
4.5% 1/1/53 (k)	61,600,000	59,963,781
5% 12/1/52 (k)	18,300,000	18,219,928
5% 12/1/52 (k)	33,450,000	33,303,640
5% 12/1/52 (k)	8,350,000	8,313,465
5% 12/1/52 (k)	200,000	199,125
5% 12/1/52 (k)	17,525,000	17,448,319
5% 12/1/52 (k)	1,300,000	1,294,312
5% 12/1/52 (k)	1,400,000	1,393,874
5% 12/1/52 (k)	3,650,000	3,634,029
5% 12/1/52 (k)	2,075,000	2,065,921
5% 12/1/52 (k)	29,900,000	29,769,173
5% 12/1/52 (k)	4,800,000	4,778,998
5% 12/1/52 (k)	25,425,000	25,313,753
5% 12/1/52 (k)	10,200,000	10,155,370
5% 12/1/52 (k)	4,325,000	4,306,076
5.5% 12/1/52 (k)	8,700,000	8,799,234
5.5% 12/1/52 (k)	63,000,000	63,718,591
5.5% 12/1/52 (k)	8,000,000	8,091,250
5.5% 12/1/52 (k)	50,000,000	50,570,310
5.5% 12/1/52 (k)	17,700,000	17,901,890
5.5% 12/1/52 (k)	2,900,000	2,933,078
5.5% 12/1/52 (k)	26,150,000	26,448,272
6% 12/1/52 (k)	2,900,000	2,966,610
6% 12/1/52 (k)	5,800,000	5,933,219
6% 12/1/52 (k)	35,200,000	36,008,502
6% 12/1/52 (k)	17,900,000	18,311,142
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,707,276,983
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,636,465,366)		14,203,235,306

Asset-Backed Securities - 1.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,829,560	4,135,771
Series 2019-1 Class A, 3.844% 5/15/39 (b)	3,260,543	2,165,785
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	8,278,493	5,886,692
Class B, 4.458% 10/16/39 (b)(l)	1,488,945	684,234
Series 2021-1A Class A, 2.95% 11/16/41 (b)	10,511,297	8,356,234
Series 2021-2A Class A, 2.798% 1/15/47 (b)	21,881,615	17,062,544
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(e)	3,942,574	3,845,299
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(e)	11,580,122	11,352,167
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(e)	7,980,000	7,733,075
Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(e)	4,031,543	3,956,149
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(e)	12,690,000	12,301,635
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(e)	8,250,000	7,965,276
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,687,156	2,156,541
Class B, 4.335% 1/16/40 (b)	435,156	187,431
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(e)	8,066,000	7,886,257
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(e)	2,862,530	2,802,360
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(e)	10,540,000	10,247,620
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(e)	18,170,000	17,420,451
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(e)	24,780,000	23,944,468
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(e)	26,092,000	25,371,991
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(e)	7,970,000	7,719,806
Bank of America Credit Card Master Trust Series 2022-A2 Class A2, 5% 4/17/28	3,900,000	3,904,656
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(e)	9,470,000	9,296,046
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.1686% 2/25/35 (c)(e)	146,803	144,690
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (b)(c)(e)	15,590,000	15,271,839
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(e)	11,380,000	11,003,413
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	5,419,063	4,426,106
Class AA, 2.487% 12/16/41 (b)(c)	533,983	485,919
Series 2021-1A Class A, 2.443% 7/15/46 (b)	25,240,189	20,658,262
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(e)	10,164,557	10,000,725
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	11,264,108	9,501,388
Class B, 5.095% 4/15/39 (b)	3,098,041	2,292,612
Series 2021-1R Class A, 2.741% 8/15/41 (b)	26,700,119	22,895,352
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,836,513	2,482,054
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	6,126,302	5,176,848
Class B, 6.656% 1/15/46 (b)	2,756,103	2,129,255
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(e)	9,231,000	8,978,883
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(e)	3,354,274	3,268,753
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(e)	14,430,000	13,862,800
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(e)	6,880,000	6,635,526
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(e)	5,812,473	5,716,631
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(e)	11,410,000	10,997,460
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	3,763,000	3,679,802
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (b)(c)(e)	42,647	42,327
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(e)	9,400,000	9,075,634
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(e)	16,510,000	15,841,328
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(e)	12,220,000	11,884,879
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	5,239,703	4,737,613
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	972,338	875,519
Class A2II, 4.021% 5/20/49 (b)	731,430	675,323
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	6,930,000	5,345,095
Class A2I, 2.045% 11/20/51 (b)	4,062,960	3,480,421
Dell Equipment Finance Trust Series 2020-2 Class A3, 0.57% 10/23/23 (b)	615,430	607,303
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/27	3,900,000	3,913,375
Dominos Pizza Master Issuer LLC:
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,586,240	2,420,431
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	29,132,210	24,604,715
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	7,062,450	5,901,913
Class A2II, 3.151% 4/25/51 (b)	6,746,265	5,447,251
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(e)	9,710,000	9,358,032
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(e)	7,990,000	7,733,369
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(e)	7,360,000	7,223,840
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 5.2491% 1/16/32 (b)(c)(e)	2,909,000	2,862,439
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(e)	7,000,000	6,826,736
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(e)	10,090,000	9,760,239
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(e)	6,930,000	6,692,717
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(e)	7,430,806	7,269,119
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(e)	11,970,000	11,614,970
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(e)	2,000,000	1,948,274
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(e)	7,180,000	6,949,479
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(e)	11,500,000	11,187,833
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(e)	12,800,000	12,457,139
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (b)	1,500,000	1,474,174
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	7,967,259
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,234,851
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	954,000	922,963
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	2,970,710	2,418,752
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,453,944	3,474,059
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(e)	9,130,000	8,796,061
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	1,068,000	1,067,147
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(e)	19,170,000	18,328,763
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(e)	4,500,000	4,404,771
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (b)(c)(e)	2,524,042	2,490,621
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(e)	9,810,000	9,547,730
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(e)	16,291,000	15,709,542
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(e)	7,360,000	7,169,302
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/31 (b)(c)(e)	2,466,652	2,432,005
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 5.6147% 7/29/30 (b)(c)(e)	1,848,351	1,824,611
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(e)	4,173,273	4,096,042
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(e)	3,092,000	2,997,444
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 4.9937% 1/18/28 (b)(c)(e)	6,341,050	6,278,318
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(e)	9,420,000	9,114,302
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(e)	8,400,000	8,218,896
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	32,823,644	27,073,589
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	5,059,357	4,982,468
Series 2022-1A Class A, 1.36% 4/15/32 (b)	7,824,587	7,650,468
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	146,166	141,816
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(e)	13,745,000	13,518,991
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	751,938	736,852
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 9.2936% 8/25/34 (c)(e)(l)	54,508	58,052
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(e)	3,241,511	3,157,708
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(e)	2,099,031	2,069,496
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(e)	4,823,688	4,707,577
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(e)	73,305	71,409
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(e)	14,148,000	13,751,417
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	4,800,000	4,481,894
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,971,965	32,026,771
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,671,400	8,388,402
Class A2II, 4.008% 12/5/51 (b)	9,671,400	7,568,112
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	6,079,385	4,676,255
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	1,806,516	1,577,161
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(e)	12,190,000	11,866,331
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(e)	15,740,000	15,293,236
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,555,000	2,497,844
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	19,442,532	14,642,723
Class B, 4.335% 3/15/40 (b)	853,777	499,135
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,130,208
1.631% 5/15/51 (b)	5,173,000	4,389,355
1.884% 7/15/50 (b)	4,645,000	4,085,072
2.328% 7/15/52 (b)	3,269,000	2,727,349
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,922,083	8,946,240
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(e)	3,522,250	3,469,409
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(e)	15,900,000	15,460,906
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (b)(c)(e)	6,280,000	6,160,466
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(e)	4,245,997	4,147,197
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(e)	3,464,968	3,392,983
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(e)	14,285,000	13,850,765
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(e)	3,124,610	3,071,792
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(e)	3,786,554	3,717,650
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(e)	45,367	42,790
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	1,418,517	1,191,583
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	7,861,910	5,940,695
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	19,321,755	14,599,905
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (b)(c)	655,930	606,992
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(e)	1,380,000	1,043,567
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	97,661	97,146
Series 2021-2 Class A, 0.91% 6/20/31 (b)	4,440,319	4,345,349
Series 2021-3 Class A, 0.83% 7/20/31 (b)	10,092,963	9,794,340
Series 2021-4 Class A, 0.84% 9/20/31 (b)	15,571,770	15,027,112
Series 2021-5 Class A, 1.31% 11/20/31 (b)	12,974,649	12,379,494
3.12% 3/20/32 (b)	17,167,496	16,499,647
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(e)	19,850,000	19,780,862
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	366,938	350,264
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,695,505	1,531,285
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,325,495	2,150,623
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	3,172,000	2,943,206
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(e)	3,177,922	3,123,984
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(e)	7,780,000	7,551,011
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(e)	13,570,000	13,106,720
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(e)	7,590,000	7,346,475
TOTAL ASSET-BACKED SECURITIES (Cost $1,154,150,551)		1,076,135,881

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	928,587	849,318
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,745,513	3,508,251
Series 2021-E Class A1, 1.74% 12/25/60 (b)	14,789,446	12,343,468
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,220,114	1,833,582
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	16,175,394	14,487,357
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	4,488,532	4,264,249
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,033,143	899,119
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	18,440,750	15,311,440
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	23,952,380	23,625,555
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	10,110,346	9,871,844
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	8,437,230	7,910,888
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	5,302,677	5,091,023
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	7,530,225	7,092,443
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	10,701,215	9,998,934
CFMT Series 2022-HB10 Class A, 3.5% 11/25/35 (b)	7,400,000	7,015,119
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	58,060,902	55,883,618
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	3,228,647	3,119,225
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (b)(c)	10,666,382	9,826,750
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	16,053	15,608
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	8,617,628	7,541,537
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,373,355	1,335,411
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(e)	37,099	35,937
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(l)	556,406	56
Class AA1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(e)	563,414	525,954
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,549,545	3,271,261
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	1,738,690	1,655,407
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	3,624,270	3,061,783
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	31,493,563	30,265,242
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,225,824	1,041,849
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	2,568,812	2,166,289
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	56,586,376	51,068,039
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	3,037,275	2,744,178
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	4,306,377	3,909,760
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,792,139	9,587,000
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	19,000,187	16,794,058
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	63,228	55,751
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	13,047,179	12,655,750
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,207,603	1,927,584
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	11,614,504	10,532,487
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	4,444,957	3,943,629
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,184,334	5,412,122
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,708,648	1,557,726
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	14,283,183	13,523,895
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	8,102,267	7,854,704
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	5,248,552	4,788,720
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(e)	2,085	1,880
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (c)(e)	63,468	58,928
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	37,050,098	32,668,109
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	63,576,333	58,233,467
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (c)	6,602	6,289
TOTAL PRIVATE SPONSOR		481,172,593
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (c)(e)	2,205	2,217
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (c)(e)	4,146	4,200
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (c)(e)	4,772	4,828
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (c)(e)	5,778	5,845
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (c)(e)	2,111	2,119
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (c)(m)(n)	87,395	13,511
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (c)(m)(n)	56,697	5,729
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 4.3161% 1/25/43 (c)(e)	522,932	513,748
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 4.3661% 5/25/47 (c)(e)	1,038,706	1,016,344
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 4.3161% 5/25/48 (c)(e)	605,071	590,373
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 4.3161% 6/25/48 (c)(e)	1,407,363	1,371,300
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 4.4661% 5/25/49 (c)(e)	9,280,981	9,148,720
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	4,767	4,756
Series 1996-28 Class PK, 6.5% 7/25/25	2,134	2,129
Series 1999-17 Class PG, 6% 4/25/29	31,020	31,441
Series 1999-32 Class PL, 6% 7/25/29	36,469	37,026
Series 1999-33 Class PK, 6% 7/25/29	26,844	27,243
Series 2001-52 Class YZ, 6.5% 10/25/31	4,222	4,359
Series 2003-28 Class KG, 5.5% 4/25/23	692	693
Series 2005-102 Class CO 11/25/35 (o)	14,310	12,171
Series 2005-39 Class TE, 5% 5/25/35	14,561	14,755
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (c)(n)	3,840	3,971
Series 2005-81 Class PC, 5.5% 9/25/35	41,031	42,094
Series 2006-12 Class BO 10/25/35 (o)	65,231	56,002
Series 2006-15 Class OP 3/25/36 (o)	78,694	66,255
Series 2006-37 Class OW 5/25/36 (o)	7,885	6,213
Series 2006-45 Class OP 6/25/36 (o)	24,437	19,412
Series 2006-62 Class KP 4/25/36 (o)	38,171	31,237
Series 2012-149:
Class DA, 1.75% 1/25/43	111,971	101,968
Class GA, 1.75% 6/25/42	120,306	108,842
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4,645	4,750
Series 1999-25 Class Z, 6% 6/25/29	23,071	23,173
Series 2001-20 Class Z, 6% 5/25/31	34,194	34,796
Series 2001-31 Class ZC, 6.5% 7/25/31	17,571	17,829
Series 2002-16 Class ZD, 6.5% 4/25/32	11,925	12,337
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (c)(m)(n)	29,210	1,213
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	37,834	1,337
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (c)(m)(n)	42,161	5,759
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (c)(m)(n)	22,685	2,796
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (c)(n)	281	280
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (c)(m)(n)	6,619	832
Series 2005-72 Class ZC, 5.5% 8/25/35	314,120	318,876
Series 2005-79 Class ZC, 5.9% 9/25/35	195,810	198,698
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (c)(n)	25,304	33,531
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(n)	26,390	36,185
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(n)	8,154	9,646
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (c)(m)(n)	144,544	15,390
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (c)(m)(n)	148,313	12,645
Class ZA, 4.5% 12/25/40	58,774	58,937
Series 2010-139 Class NI, 4.5% 2/25/40 (m)	40,591	1,123
Series 2010-150 Class ZC, 4.75% 1/25/41	617,408	613,431
Series 2010-95 Class ZC, 5% 9/25/40	1,462,217	1,480,614
Series 2011-39 Class ZA, 6% 11/25/32	93,305	95,944
Series 2011-4 Class PZ, 5% 2/25/41	192,674	186,102
Series 2011-67 Class AI, 4% 7/25/26 (m)	12,091	350
Series 2011-83 Class DI, 6% 9/25/26 (m)	133	1
Series 2012-100 Class WI, 3% 9/25/27 (m)	308,341	14,295
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (c)(m)(n)	39,880	332
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (c)(m)(n)	31,088	389
Series 2013-133 Class IB, 3% 4/25/32 (m)	113,837	3,738
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (c)(m)(n)	83,853	9,137
Series 2013-16 Class GP, 3% 3/25/33	645,234	622,280
Series 2013-44 Class DJ, 1.85% 5/25/33	7,588,212	6,882,098
Series 2013-51 Class GI, 3% 10/25/32 (m)	92,448	5,888
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (c)(m)(n)	124,555	10,834
Series 2015-42 Class IL, 6% 6/25/45 (m)	615,285	108,874
Series 2015-70 Class JC, 3% 10/25/45	685,914	649,514
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	314,204	56,834
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	20,038	3,344
Series 343 Class 16, 5.5% 5/25/34 (m)	18,747	3,151
Series 348 Class 14, 6.5% 8/25/34 (c)(m)	16,244	3,265
Series 351:
Class 12, 5.5% 4/25/34 (c)(m)	10,206	1,766
Class 13, 6% 3/25/34 (m)	14,823	2,782
Series 359 Class 19, 6% 7/25/35 (c)(m)	8,671	1,667
Series 384 Class 6, 5% 7/25/37 (m)	85,072	14,711
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (c)(e)	1,624	1,633
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(e)	2,531	2,552
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (c)(e)	2,245	2,271
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (c)(e)	4,263	4,296
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(e)	1,374	1,386
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 4.2231% 8/15/47 (c)(e)	568,333	556,402
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (c)(e)	99,527	98,991
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	39,215	39,863
Series 2101 Class PD, 6% 11/15/28	2,439	2,478
Series 2104 Class PG, 6% 12/15/28	2,899	2,946
Series 2121 Class MG, 6% 2/15/29	15,899	16,154
Series 2131 Class BG, 6% 3/15/29	86,746	88,242
Series 2137 Class PG, 6% 3/15/29	13,683	13,915
Series 2154 Class PT, 6% 5/15/29	30,550	31,076
Series 2162 Class PH, 6% 6/15/29	5,610	5,694
Series 2520 Class BE, 6% 11/15/32	46,802	48,300
Series 2693 Class MD, 5.5% 10/15/33	186,301	188,076
Series 2802 Class OB, 6% 5/15/34	46,738	47,652
Series 3002 Class NE, 5% 7/15/35	103,732	104,233
Series 3110 Class OP 9/15/35 (o)	24,579	22,393
Series 3119 Class PO 2/15/36 (o)	93,279	74,936
Series 3121 Class KO 3/15/36 (o)	14,451	11,850
Series 3123 Class LO 3/15/36 (o)	51,628	41,752
Series 3145 Class GO 4/15/36 (o)	55,556	45,186
Series 3189 Class PD, 6% 7/15/36	86,603	89,989
Series 3225 Class EO 10/15/36 (o)	27,822	22,060
Series 3258 Class PM, 5.5% 12/15/36	34,965	35,827
Series 3415 Class PC, 5% 12/15/37	41,074	40,929
Series 3806 Class UP, 4.5% 2/15/41	194,937	193,787
Series 3832 Class PE, 5% 3/15/41	394,942	396,923
Series 4135 Class AB, 1.75% 6/15/42	88,209	80,278
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,294	1,316
Series 2135 Class JE, 6% 3/15/29	10,875	11,066
Series 2274 Class ZM, 6.5% 1/15/31	11,562	11,725
Series 2281 Class ZB, 6% 3/15/30	18,581	18,879
Series 2303 Class ZV, 6% 4/15/31	8,873	9,040
Series 2357 Class ZB, 6.5% 9/15/31	74,475	76,479
Series 2502 Class ZC, 6% 9/15/32	21,618	22,298
Series 2519 Class ZD, 5.5% 11/15/32	24,723	25,279
Series 2546 Class MJ, 5.5% 3/15/23	532	533
Series 2601 Class TB, 5.5% 4/15/23	250	251
Series 2998 Class LY, 5.5% 7/15/25	8,636	8,837
Series 3871 Class KB, 5.5% 6/15/41	508,564	529,011
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (c)(m)(n)	30,205	2,818
Series 1658 Class GZ, 7% 1/15/24	1,412	1,437
Series 2013-4281 Class AI, 4% 12/15/28 (m)	94,343	2,104
Series 2017-4683 Class LM, 3% 5/15/47	871,606	825,629
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 4.3269% 11/15/31 (c)(m)(n)	13,001	556
Series 2587 Class IM, 6.5% 3/15/33 (m)	2,801	502
Series 2933 Class ZM, 5.75% 2/15/35	433,246	446,567
Series 2935 Class ZK, 5.5% 2/15/35	363,303	374,432
Series 2947 Class XZ, 6% 3/15/35	175,066	181,275
Series 2996 Class ZD, 5.5% 6/15/35	293,633	301,997
Series 3237 Class C, 5.5% 11/15/36	410,665	415,279
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (c)(m)(n)	128,749	15,485
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (c)(m)(n)	193,997	26,655
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (c)(m)(n)	271,827	34,152
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (c)(m)(n)	89,740	9,972
Series 3949 Class MK, 4.5% 10/15/34	182,933	181,692
Series 4055 Class BI, 3.5% 5/15/31 (m)	119,464	3,725
Series 4149 Class IO, 3% 1/15/33 (m)	49,859	4,148
Series 4314 Class AI, 5% 3/15/34 (m)	35,946	1,275
Series 4427 Class LI, 3.5% 2/15/34 (m)	334,039	21,364
Series 4471 Class PA 4% 12/15/40	366,447	358,181
target amortization class Series 2156 Class TC, 6.25% 5/15/29	11,236	11,545
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (c)(e)	1,281	1,282
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,513	3,560
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	9,870	10,011
Series 2056 Class Z, 6% 5/15/28	23,907	24,282
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 4.1731% 5/15/48 (c)(e)	936,748	911,798
Series 4386 Class AZ, 4.5% 11/15/40	872,785	854,451
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,511,666	6,170,776
Series 2018-4 Class MA, 3.5% 3/25/58	2,557,692	2,419,011
Series 2019-1 Class MA, 3.5% 7/25/58	4,347,633	4,106,037
Series 2018-3 Class M55D, 4% 8/25/57	354,397	337,242
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (c)(m)(n)	54,465	6,149
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (c)(e)(p)	587,797	583,227
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (c)(e)(p)	94,257	92,981
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (c)(e)(p)	120,074	118,531
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (c)(e)(p)	93,782	92,563
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (c)(e)(p)	247,610	244,661
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (c)(e)(p)	235,066	233,017
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (c)(e)(p)	208,976	206,970
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (c)(e)(p)	303,384	300,507
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (c)(e)(p)	214,245	212,186
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(e)(p)	352,632	349,475
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(e)(p)	253,919	251,547
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (c)(e)(p)	293,963	291,518
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (c)(e)(p)	805,525	798,655
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (c)(e)(p)	335,679	333,195
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (c)(e)(p)	328,094	326,038
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (c)(e)(p)	190,251	189,135
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (c)(e)(p)	294,965	292,744
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (c)(e)(p)	142,785	141,472
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (c)(e)(p)	5,963	5,888
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (c)(e)(p)	185,549	184,200
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (c)(e)(p)	905,395	900,386
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (c)(e)(p)	233,530	231,450
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 3.4427% 3/20/65 (c)(e)(p)	3,300	3,261
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 3.4227% 5/20/63 (c)(e)(p)	3,221	3,148
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 3.3427% 4/20/63 (c)(e)(p)	6,342	6,224
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (c)(e)(p)	12,777	12,514
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (c)(e)	2,332,920	2,307,665
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (c)(n)	494,758	428,725
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	18,445	1,339
Series 2016-69 Class WA, 3% 2/20/46	328,855	307,421
Series 2017-134 Class BA, 2.5% 11/20/46	125,972	113,901
Series 2017-153 Class GA, 3% 9/20/47	1,090,418	1,003,794
Series 2017-182 Class KA, 3% 10/20/47	834,839	770,254
Series 2018-13 Class Q, 3% 4/20/47	1,078,205	1,009,387
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	154,537	152,756
Series 2010-160 Class DY, 4% 12/20/40	1,090,279	1,063,197
Series 2010-170 Class B, 4% 12/20/40	242,392	236,369
Series 2017-139 Class BA, 3% 9/20/47	3,272,356	2,961,319
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (c)(m)(n)	38,299	3,132
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (c)(m)(n)	28,584	3,459
Series 2010-116 Class QB, 4% 9/16/40	77,857	76,012
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (c)(m)(n)	192,501	12,766
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (c)(e)(p)	295,444	291,760
Series 2011-52 Class HI, 7% 4/16/41 (m)	35,227	5,708
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (c)(m)(n)	94,186	9,458
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (c)(m)(n)	125,470	13,005
Series 2013-149 Class MA, 2.5% 5/20/40	889,876	849,611
Series 2014-2 Class BA, 3% 1/20/44	2,048,180	1,886,522
Series 2014-21 Class HA, 3% 2/20/44	750,863	693,107
Series 2014-25 Class HC, 3% 2/20/44	1,283,579	1,183,636
Series 2014-5 Class A, 3% 1/20/44	1,115,118	1,027,743
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)	10,776	10,116
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.317% 5/20/66 (c)(e)(p)	1,642,983	1,637,692
Series 2017-186 Class HK, 3% 11/16/45	1,100,434	1,016,167
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (c)(e)(p)	2,119,695	2,108,614
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2252% 5/20/65 (c)(p)	54,459	53,636
TOTAL U.S. GOVERNMENT AGENCY		73,546,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $591,890,888)		554,719,505

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(e)	11,773,862	11,341,323
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (b)(c)(e)	2,064,000	1,966,817
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (b)(c)(e)	1,474,000	1,389,101
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	9,715,171
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,900,256
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,142,618
Class CNM, 3.8425% 11/5/32 (b)(c)	536,000	447,515
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	2,701,394
Series 2018-BN14 Class ASB, 4.185% 9/15/60	2,241,470	2,164,085
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,379,366	1,336,775
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	959,727
Series 2021-BN35 Class A5, 2.285% 6/15/64	270,000	216,821
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	37,664,000	35,967,903
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(m)	30,600,000	762,246
Series 2021-BN33 Class XA, 1.1716% 5/15/64 (c)(m)	78,911,901	4,568,770
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,735,595
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 4.6436% 11/25/35 (b)(c)(e)	28,892	26,254
Class M1, 1 month U.S. LIBOR + 0.660% 4.7036% 11/25/35 (b)(c)(e)	7,729	6,880
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 4.6286% 1/25/36 (b)(c)(e)	71,714	65,038
Class M1, 1 month U.S. LIBOR + 0.670% 4.7186% 1/25/36 (b)(c)(e)	23,151	20,768
Class M2, 1 month U.S. LIBOR + 0.700% 4.7486% 1/25/36 (b)(c)(e)	8,730	7,808
Class M3, 1 month U.S. LIBOR + 0.750% 4.7936% 1/25/36 (b)(c)(e)	12,706	11,344
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 4.5836% 4/25/36 (b)(c)(e)	11,395	10,131
Class M1, 1 month U.S. LIBOR + 0.570% 4.6136% 4/25/36 (b)(c)(e)	6,890	6,071
Class M2, 1 month U.S. LIBOR + 0.600% 4.6436% 4/25/36 (b)(c)(e)	7,288	6,403
Class M6, 1 month U.S. LIBOR + 0.960% 5.0036% 4/25/36 (b)(c)(e)	6,890	5,866
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 4.5086% 7/25/36 (b)(c)(e)	10,531	9,656
Class M2, 1 month U.S. LIBOR + 0.490% 4.5386% 7/25/36 (b)(c)(e)	7,483	6,404
Class M4, 1 month U.S. LIBOR + 0.630% 4.6736% 7/25/36 (b)(c)(e)	7,067	6,408
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 4.4486% 12/25/36 (b)(c)(e)	152,289	138,414
Class M1, 1 month U.S. LIBOR + 0.430% 4.4786% 12/25/36 (b)(c)(e)	12,239	11,393
Class M3, 1 month U.S. LIBOR + 0.510% 4.5536% 12/25/36 (b)(c)(e)	8,296	7,388
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 4.4486% 3/25/37 (b)(c)(e)	40,229	36,253
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.3136% 7/25/37 (b)(c)(e)	119,455	104,298
Class A2, 1 month U.S. LIBOR + 0.320% 4.3636% 7/25/37 (b)(c)(e)	111,808	95,804
Class M1, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(e)	38,087	32,599
Class M2, 1 month U.S. LIBOR + 0.410% 4.4536% 7/25/37 (b)(c)(e)	24,814	20,829
Class M3, 1 month U.S. LIBOR + 0.490% 4.5336% 7/25/37 (b)(c)(e)	28,618	28,024
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.3336% 7/25/37 (b)(c)(e)	41,289	36,225
Class M1, 1 month U.S. LIBOR + 0.310% 4.3536% 7/25/37 (b)(c)(e)	21,902	20,851
Class M2, 1 month U.S. LIBOR + 0.340% 4.3836% 7/25/37 (b)(c)(e)	23,369	22,106
Class M3, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(e)	37,726	31,336
Class M4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/37 (b)(c)(e)	59,314	49,210
Class M5, 1 month U.S. LIBOR + 0.600% 4.6436% 7/25/37 (b)(c)(e)	28,173	31,505
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 4.674% 6/15/38 (b)(c)(e)	4,207,067	3,947,549
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,507,000	3,353,981
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,585,000	2,475,731
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,193,624
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,102,223
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	10,695,193
Series 2021-B24 Class A5, 2.5843% 3/15/54	8,800,000	7,283,792
Series 2021-B28 Class A5, 2.2237% 8/15/54	4,668,000	3,728,312
Series 2018-B7 Class A2, 4.377% 5/15/53	1,119,011	1,101,964
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,598,443
Series 2019-B12 Class XA, 1.1696% 8/15/52 (c)(m)	82,877,547	3,507,287
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(m)	129,643,941	4,193,398
Series 2020-B17 Class XA, 1.5386% 3/15/53 (c)(m)	28,862,240	1,785,138
Series 2020-B18 Class XA, 1.9146% 7/15/53 (c)(m)	19,990,056	1,597,010
Series 2020-B19 Class XA, 1.885% 9/15/53 (c)(m)	11,174,229	868,763
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(e)	6,341,000	6,253,434
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(e)	21,008,136	19,773,269
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(e)	67,777,000	65,950,735
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (b)(c)(e)	11,281,000	10,567,102
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(e)	21,274,512	20,301,363
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(e)	2,754,000	2,586,168
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (b)(c)(e)	3,686,000	3,433,724
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (b)(c)(e)	3,579,000	3,290,426
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (b)(c)(e)	11,390,000	10,464,508
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(e)	20,156,000	19,296,726
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(e)	46,652,965	44,754,441
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (b)(c)(e)	7,535,968	7,111,545
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (b)(c)(e)	6,788,908	6,348,393
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (b)(c)(e)	6,788,908	6,276,505
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (b)(c)(e)	2,663,553	2,601,957
BX Trust:
floater:
Series 2018-EXCL:
Class B, 1 month U.S. LIBOR + 1.320% 5.201% 9/15/37 (b)(c)(e)	1,102,400	1,066,312
Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (b)(c)(e)	1,687,000	1,456,232
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (b)(c)(e)	4,437,000	4,263,322
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (b)(c)(e)	2,933,000	2,788,722
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (b)(c)(e)	3,079,000	2,872,349
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(e)	12,138,850	11,848,603
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (b)(c)(e)	4,788,050	4,656,983
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (b)(c)(e)	10,906,350	10,507,590
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (b)(c)(e)	9,529,350	9,187,603
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(e)	19,812,063	18,997,960
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(e)	18,438,093	17,493,084
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 4.464% 9/15/34 (b)(c)(e)	11,500,000	10,959,499
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(e)	16,598,000	16,525,200
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(e)	21,298,634	20,691,361
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(e)	10,857,252	10,379,430
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (b)(c)(e)	2,449,647	2,315,342
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (b)(c)(e)	2,050,867	1,923,654
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 4.5753% 1/15/34 (b)(c)(e)	6,878,988	6,642,625
Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	31,229,624	29,898,415
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(e)	11,929,000	11,610,126
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(e)	101,899,118	100,103,758
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (b)(c)(e)	16,831,500	16,472,521
Class B, 1 month U.S. LIBOR + 1.250% 5.123% 12/15/37 (b)(c)(e)	7,200,000	6,965,253
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	17,654,989	16,898,199
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	807,040	761,172
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,765,553	25,438,063
Class A2, 1.99% 7/15/60 (b)	10,327,416	8,559,882
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,615,609	13,452,401
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(e)	4,679,950	4,544,578
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (b)(c)(e)	1,600,000	1,539,636
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(e)	29,777,790	29,196,855
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (b)(c)(e)	2,162,669	2,091,674
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (b)(c)(e)	2,443,548	2,339,519
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (b)(c)(e)	167,570	155,723
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (b)(c)(e)	2,308,500	2,119,164
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,006,481	968,338
Series 2016-GC37 Class AAB, 3.098% 4/10/49	229,651	219,880
Series 2017-P7 Class AAB, 3.509% 4/14/50	637,178	613,106
Series 2013-GC17 Class A/S, 4.544% 11/10/46	10,042,000	9,805,187
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	6,957,494
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	4,391,229	4,244,682
Class XA, 1.0252% 9/10/58 (c)(m)	1,494,498	28,870
Series 2016-P6 Class XA, 0.7018% 12/10/49 (c)(m)	1,192,738	21,419
Series 2019-GC41 Class XA, 1.1693% 8/10/56 (c)(m)	20,386,389	957,738
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	527,000	522,099
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,065,646
Series 2015-3BP Class A, 3.178% 2/10/35 (b)	16,755,000	15,466,080
Series 2013-CR13 Class AM, 4.449% 11/10/46	5,008,866	4,875,303
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	5,200,000	5,097,455
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (c)(m)	340,452	4,754
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (c)(m)	1,008,604	9,445
Series 2014-UBS6 Class XA, 0.9848% 12/10/47 (c)(m)	821,578	10,481
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(e)	25,365,000	25,037,507
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (b)(c)(e)	8,335,000	8,179,067
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(e)	17,662,000	17,171,966
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,975,889	3,548,738
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,615,509	5,326,068
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,382,894
Class C, 4.9414% 4/15/36 (b)(c)	955,000	894,141
Class D, 4.9414% 4/15/36 (b)(c)	1,909,000	1,754,596
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	1,118,796	1,081,508
Series 2015-1 Class A3, 3.3512% 4/15/50	2,345,624	2,287,626
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	5,818,427
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,347,758	4,136,465
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(e)	34,536,019	32,945,580
Class B, 1 month U.S. LIBOR + 1.120% 4.9962% 11/15/38 (b)(c)(e)	10,750,000	10,211,181
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(e)	30,555,793	29,387,523
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (b)(c)(e)	4,119,531	3,912,974
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(e)	3,084,767	2,930,097
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(e)	21,460,610	20,330,812
Freddie Mac:
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	10,700,000	8,883,249
Series 2022-K150 Class A2, 3.71% 11/25/32	19,900,000	18,752,078
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (b)(c)(e)	10,714,626	10,504,613
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (b)(c)(e)	3,300,000	3,111,183
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(e)	20,172,106	18,775,347
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (b)(c)(e)	1,654,000	1,529,640
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(e)	1,363,000	1,249,137
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	418,563	413,689
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,724,441	1,659,270
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	10,586,103	10,369,586
Series 2013-GC13 Class A/S, 4.2141% 7/10/46 (b)(c)	4,608,808	4,537,778
Series 2013-GC16 Class A/S, 4.649% 11/10/46	7,546,842	7,393,043
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,684,638
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (b)(c)(e)	33,236,000	32,902,836
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 4.3908% 4/15/37 (b)(c)(e)	18,600,000	17,247,724
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	19,329,387
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	7,954,756	7,710,612
Series 2014-C22 Class A4, 3.8012% 9/15/47	854,173	823,844
Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,130,069
Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,519,642
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,252,079
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,483,723	3,329,250
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	8,455,820
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,463,353
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(e)	6,253,318	6,066,879
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	7,910,029	7,827,588
Series 2013-C10:
Class A/S, 3.3715% 12/15/47	9,295,000	9,248,432
Class A5, 3.1425% 12/15/47	284,318	283,368
Series 2013-C16 Class A/S, 4.5169% 12/15/46	9,991,540	9,775,062
Series 2013-LC11 Class A/S, 3.216% 4/15/46	6,043,083	5,921,108
Series 2018-AON Class D, 4.767% 7/5/31 (b)(c)	1,846,000	1,598,811
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,090,027
Class CFX, 4.9498% 7/5/33 (b)	767,000	668,285
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,181,119
Class EFX, 5.5423% 7/5/33 (b)(c)	1,614,000	1,376,342
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(e)	68,760,000	66,691,885
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (b)(c)(e)	22,757,000	21,901,451
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (b)(c)(e)	8,790,000	8,437,517
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (b)(c)(e)	8,790,000	8,371,443
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(e)	29,394,144	28,251,335
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (b)(c)(e)	2,889,932	2,737,713
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (b)(c)(e)	2,003,293	1,887,728
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (b)(c)(e)	2,785,737	2,618,052
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (b)(c)(e)	2,433,834	2,281,231
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(e)	10,610,236	10,144,707
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/38 (b)(c)(e)	35,300,000	34,061,905
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.3447% 8/15/46 (c)	568,989	560,332
Series 2015-C20 Class ASB, 3.069% 2/15/48	557,447	542,086
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,817,848
Series 2014-C17 Class ASB, 3.477% 8/15/47	634,561	622,554
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,031,036	1,000,251
Series 2015-C25 Class XA, 1.1949% 10/15/48 (c)(m)	872,279	17,679
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 4.725% 8/15/33 (b)(c)(e)	134,441	126,790
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 4.825% 12/15/36 (b)(c)(e)	9,700,000	9,041,397
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,322,272
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	2,827,774
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,783,000	1,609,413
Class C, 3.283% 11/10/36 (b)(c)	1,712,000	1,490,785
Series 2021-L6 Class XA, 1.3449% 6/15/54 (c)(m)	28,849,476	1,856,308
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 4.773% 10/15/37 (b)(c)(e)	6,249,968	6,089,048
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,564,792
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 12/15/35 (b)(c)(e)	20,822,000	19,964,752
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(e)	28,267,901	26,815,440
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (b)(c)(e)	4,403,000	4,299,385
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(e)	800,004	794,056
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/36 (b)(c)(e)	23,000,000	22,084,616
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(m)	213,942,750	3,479,950
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (b)(c)(e)	4,954,000	4,654,153
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (b)(c)(e)	2,576,000	2,401,764
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.4516% 7/15/36 (b)(c)(e)	9,074,000	8,675,871
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 4.575% 10/15/38 (b)(c)(e)	3,400,000	3,233,177
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(e)	25,232,128	24,109,669
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (b)(c)(e)	9,752,000	9,238,765
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (b)(c)(e)	5,710,000	5,380,878
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(e)	3,430,000	3,223,704
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,326,255
Series 2017-C5 Class ASB, 3.345% 11/15/50	2,314,629	2,196,481
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	953,278
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,479,370	1,420,710
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900,000	10,729,969
Series 2017-C7 Class XA, 1.1862% 12/15/50 (c)(m)	29,859,538	1,061,725
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(e)	23,911	23,877
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	8,718,994	6,776,860
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	359,827
Class X, 0.5162% 10/10/42 (b)(c)(m)	58,746,457	1,596,946
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (b)(c)(e)	16,435,000	15,495,248
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,662,161
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,934,303	2,847,267
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,162,647	3,786,854
Series 2017-C40 Class ASB, 3.395% 10/15/50	999,995	954,115
Series 2017-C41 Class ASB, 3.39% 11/15/50	172,417	164,980
Series 2017-RC1 Class ASB, 3.453% 1/15/60	942,091	905,657
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	968,007
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,306,270
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	911,890
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,573,218	2,506,416
Series 2017-C42 Class XA, 1.0068% 12/15/50 (c)(m)	1,419,697	49,259
Series 2018-C46 Class XA, 1.1006% 8/15/51 (c)(m)	35,740,880	981,888
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,636,105
Series 2019-C54 Class XA, 0.9587% 12/15/52 (c)(m)	63,204,117	2,725,538
WF-RBS Commercial Mortgage Trust:
Series 2013-C12 Class A/S, 3.56% 3/15/48	15,830,096	15,712,691
Series 2013-C16 Class A/S, 4.668% 9/15/46 (c)	8,828,629	8,654,082
Series 2014-C25 Class A5, 3.631% 11/15/47	3,448,416	3,299,590
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,851,619,043)		1,761,851,354

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,075,030
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,285,909	1,285,513
5.1% 6/1/33	22,095,000	21,298,844
Series 2010-1, 6.63% 2/1/35	2,035,000	2,078,384
Series 2010-3:
6.725% 4/1/35	2,710,000	2,781,912
7.35% 7/1/35	1,286,071	1,365,249
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	12,546,559
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	520,000	509,692
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	1,315,000	1,307,291
TOTAL MUNICIPAL SECURITIES (Cost $49,253,553)		47,248,474

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
0% 8/15/31	EUR	12,025,000	10,654,918
1.25% 8/15/48 (g)	EUR	4,165,000	3,858,189
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)		15,410,000	11,056,675
Panamanian Republic:
3.298% 1/19/33		18,075,000	14,884,763
4.5% 1/19/63		11,905,000	8,690,650
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,774,000	4,408,686
2.25% 9/7/23	GBP	9,226,000	11,018,432
United Mexican States:
3.25% 4/16/30		1,247,000	1,112,948
3.5% 2/12/34		1,035,000	862,673
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,365,657)			66,547,934

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (l)(q) (Cost $65,550)	4,766	298,209

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (c)(e)(r) (Cost $231,624)	240,000	238,126

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	2,954,000	2,845,152
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	2,324,000	2,190,167
KeyBank NA 6.95% 2/1/28	619,000	652,574
Regions Bank 6.45% 6/26/37	4,251,000	4,424,925
Truist Bank 2.75% 5/1/23	1,483,000	1,470,120
TOTAL BANK NOTES (Cost $12,121,162)		11,582,938

Fixed-Income Funds - 55.2%
	Shares	Value ($)
Bank Loan Funds - 2.0%
Fidelity Advisor Floating Rate High Income Fund Class Z (s)	125,422,873	1,132,568,542
High Yield Fixed-Income Funds - 2.6%
Fidelity Advisor New Markets Income Fund Class Z (s)	91,895,019	1,062,306,425
Fidelity SAI High Income Fund (s)	44,508,474	385,443,388
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,447,749,813
Inflation-Protected Bond Funds - 0.2%
Fidelity Inflation-Protected Bond Index Fund (s)	8,763,153	87,018,104
Intermediate Government Funds - 8.5%
Fidelity Advisor Government Income Fund Class Z (s)	65,824,855	607,563,412
Fidelity SAI U.S. Treasury Bond Index Fund (s)	472,065,037	4,121,127,775
TOTAL INTERMEDIATE GOVERNMENT FUNDS		4,728,691,187
Intermediate-Term Bond Funds - 35.1%
Fidelity Advisor Corporate Bond Fund Class Z (s)	255,129,485	2,589,564,275
Fidelity Advisor Global Credit Fund Class Z (s)	3,278,272	25,144,346
Fidelity SAI Total Bond Fund (s)	1,553,974,885	13,892,535,437
Fidelity Sustainability Bond Index Fund (s)	2,426,723	22,325,849
Fidelity U.S. Bond Index Fund (s)	296,926,553	3,049,435,698
TOTAL INTERMEDIATE-TERM BOND FUNDS		19,579,005,605
Long Government Bond Funds - 4.0%
Fidelity SAI Long-Term Treasury Bond Index Fund (s)	283,547,678	2,217,342,839
Sector Funds - 1.5%
Fidelity Advisor Real Estate Income Fund Class Z (s)	71,248,009	817,214,664
Short-Term Bond - 1.3%
Fidelity Short-Term Treasury Bond Index Fund (s)	76,150,869	752,370,586
TOTAL FIXED-INCOME FUNDS (Cost $34,863,049,353)		30,761,961,340

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(f)	1,100,000	1,057,301
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(f)	9,200,000	9,017,430
3.748% (Reg. S) (c)(f)	500,000	464,740
		9,482,170
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(f)	5,200,000	4,491,354
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(f)	1,235,000	1,257,920
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(f)	1,200,000	1,226,487
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (c)(e)(f)	19,859,000	18,550,710
4.9% (c)(f)	9,500,000	9,161,275
Barclays PLC:
5.875% (Reg. S) (c)(f)	1,150,000	1,279,304
8.875% (c)(f)	500,000	618,763
BNP Paribas SA 6.625% (Reg. S) (c)(f)	1,485,000	1,447,522
HSBC Holdings PLC 6.375% (c)(f)	1,270,000	1,223,542
Lloyds Banking Group PLC 5.125% (c)(f)	200,000	222,655
Societe Generale 7.875% (Reg. S) (c)(f)	740,000	754,716
		35,742,894
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(f)	4,925,000	4,235,686
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(f)	2,600,000	1,888,688
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(f)	4,750,000	4,142,832
TOTAL FINANCIALS		46,010,100
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	7,300,000	7,013,046
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(f)	570,000	578,908
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (c)(f)	3,900,000	2,198,467
AT Securities BV 5.25% (Reg. S) (c)(f)	4,750,000	2,722,368
Citycon Oyj 4.496% (Reg. S) (c)(f)	850,000	573,002
CPI Property Group SA 3.75% (Reg. S) (c)(f)	2,370,000	1,281,962
Grand City Properties SA 1.5% (Reg. S) (c)(f)	4,300,000	2,001,353
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(f)	3,735,000	3,094,389
3.625% (Reg. S) (c)(f)	195,000	129,538
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(f)	1,385,000	593,364
		12,594,443
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (c)(f)	6,300,000	6,049,113
SSE PLC:
3.74% (Reg. S) (c)(f)	1,135,000	1,269,575
4% (Reg. S) (c)(f)	1,500,000	1,458,736
		8,777,424
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(f)	520,000	520,357
Veolia Environnement SA 2% (Reg. S) (c)(f)	2,300,000	1,958,686
		2,479,043
TOTAL UTILITIES		11,256,467
TOTAL PREFERRED SECURITIES (Cost $120,473,849)		92,483,789

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (t)	3,068,547,249	3,069,160,959
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (s)(u)	657,682,487	657,682,487
TOTAL MONEY MARKET FUNDS (Cost $3,726,843,407)		3,726,843,446

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.023% and receive annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	211,308
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	10,400,000	121,433
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	10,550,000	77,486
Option with an exercise rate of 6.50% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	12/21/22	EUR	13,350,000	5,678

TOTAL PUT OPTIONS				204,597
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.023% and pay annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	214,144

TOTAL PURCHASED SWAPTIONS (Cost $1,046,037)				630,049
TOTAL INVESTMENT IN SECURITIES - 114.9% (Cost $70,000,528,732)	64,031,532,930
NET OTHER ASSETS (LIABILITIES) - (14.9)%	(8,320,233,510)
NET ASSETS - 100.0%	55,711,299,420

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(14,500,000)	(12,312,063)
2% 12/1/52	(76,550,000)	(64,999,194)
2% 12/1/52	(54,225,000)	(46,042,865)
2% 12/1/52	(67,300,000)	(57,144,948)
2% 12/1/52	(21,750,000)	(18,468,092)
2% 12/1/52	(7,250,000)	(6,156,031)
2% 12/1/52	(6,375,000)	(5,413,062)
2% 12/1/52	(14,500,000)	(12,312,062)
2% 12/1/52	(110,700,000)	(93,996,222)
2% 12/1/52	(15,000,000)	(12,736,616)
2% 12/1/52	(36,900,000)	(31,332,074)
2% 12/1/52	(10,600,000)	(9,000,542)
2% 12/1/52	(49,200,000)	(41,776,099)
2% 12/1/52	(7,175,000)	(6,092,348)
2% 12/1/52	(36,575,000)	(31,056,114)
2% 12/1/52	(41,850,000)	(35,535,157)
2% 12/1/52	(9,000,000)	(7,641,969)
2.5% 12/1/52	(8,100,000)	(7,106,750)
2.5% 12/1/52	(40,300,000)	(35,358,277)
2.5% 12/1/52	(81,100,000)	(71,155,242)
2.5% 12/1/52	(81,050,000)	(71,111,373)
2.5% 12/1/52	(40,300,000)	(35,358,277)
2.5% 12/1/52	(16,250,000)	(14,257,370)
2.5% 12/1/52	(16,250,000)	(14,257,370)
2.5% 12/1/52	(8,100,000)	(7,106,750)
2.5% 12/1/52	(5,000,000)	(4,386,883)
2.5% 12/1/52	(7,900,000)	(6,931,275)
2.5% 12/1/52	(50,550,000)	(44,351,387)
2.5% 12/1/52	(16,350,000)	(14,345,107)
2.5% 12/1/52	(81,350,000)	(71,374,586)
2.5% 12/1/52	(51,050,000)	(44,790,075)
2.5% 12/1/52	(8,000,000)	(7,019,013)
3% 12/1/52	(22,350,000)	(20,158,261)
3% 12/1/52	(108,150,000)	(97,544,335)
3% 12/1/52	(13,350,000)	(12,040,840)
3% 12/1/52	(64,900,000)	(58,535,620)
3.5% 12/1/52	(89,350,000)	(82,891,308)
3.5% 12/1/52	(8,000,000)	(7,421,718)

TOTAL GINNIE MAE		(1,219,517,275)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(13,000,000)	(11,361,841)
1.5% 12/1/37	(51,950,000)	(45,403,666)
1.5% 12/1/37	(3,350,000)	(2,927,859)
1.5% 12/1/37	(13,450,000)	(11,755,136)
1.5% 12/1/52	(2,500,000)	(1,942,003)
1.5% 12/1/52	(30,900,000)	(24,003,157)
1.5% 12/1/52	(162,900,000)	(126,540,915)
1.5% 12/1/52	(24,500,000)	(19,031,629)
2% 12/1/37	(29,200,000)	(26,230,728)
2% 12/1/37	(9,350,000)	(8,399,223)
2% 12/1/37	(60,150,000)	(54,033,503)
2% 12/1/37	(100,250,000)	(90,055,838)
2% 12/1/37	(15,550,000)	(13,968,761)
2% 12/1/37	(30,000,000)	(26,949,378)
2% 12/1/37	(4,700,000)	(4,222,069)
2% 12/1/37	(3,000,000)	(2,694,938)
2% 12/1/52	(11,700,000)	(9,622,519)
2% 12/1/52	(108,100,000)	(88,905,494)
2% 12/1/52	(23,350,000)	(19,203,916)
2% 12/1/52	(216,250,000)	(177,852,109)
2% 12/1/52	(5,850,000)	(4,811,259)
2% 12/1/52	(54,050,000)	(44,452,747)
2% 12/1/52	(5,850,000)	(4,811,259)
2% 12/1/52	(1,150,000)	(945,803)
2% 12/1/52	(54,000,000)	(44,411,625)
2% 12/1/52	(10,850,000)	(8,923,447)
2% 12/1/52	(5,850,000)	(4,811,259)
2% 12/1/52	(23,550,000)	(19,368,403)
2% 12/1/52	(54,050,000)	(44,452,747)
2% 12/1/52	(217,600,000)	(178,962,400)
2% 12/1/52	(217,600,000)	(178,962,400)
2% 12/1/52	(179,425,000)	(147,565,848)
2% 12/1/52	(23,550,000)	(19,368,403)
2% 12/1/52	(20,150,000)	(16,572,116)
2% 12/1/52	(15,000,000)	(12,336,563)
2% 12/1/52	(11,650,000)	(9,581,397)
2% 12/1/52	(107,600,000)	(88,494,275)
2% 12/1/52	(8,600,000)	(7,072,963)
2% 12/1/52	(31,975,000)	(26,297,439)
2% 12/1/52	(2,200,000)	(1,809,363)
2% 12/1/52	(1,400,000)	(1,151,413)
2.5% 12/1/37	(4,600,000)	(4,248,531)
2.5% 12/1/37	(9,850,000)	(9,097,399)
2.5% 12/1/37	(7,600,000)	(7,019,313)
2.5% 12/1/37	(7,600,000)	(7,019,313)
2.5% 12/1/37	(9,850,000)	(9,097,399)
2.5% 12/1/37	(5,200,000)	(4,802,688)
2.5% 12/1/37	(2,750,000)	(2,539,883)
2.5% 12/1/37	(7,050,000)	(6,511,336)
2.5% 12/1/52	(21,800,000)	(18,628,780)
2.5% 12/1/52	(7,250,000)	(6,195,351)
2.5% 12/1/52	(161,100,000)	(137,664,976)
2.5% 12/1/52	(53,700,000)	(45,888,325)
2.5% 12/1/52	(50,500,000)	(43,153,826)
2.5% 12/1/52	(53,700,000)	(45,888,325)
2.5% 12/1/52	(54,550,000)	(46,614,677)
2.5% 12/1/52	(7,250,000)	(6,195,351)
2.5% 12/1/52	(8,000,000)	(6,836,250)
2.5% 12/1/52	(5,000,000)	(4,272,656)
2.5% 12/1/52	(4,600,000)	(3,930,844)
2.5% 12/1/52	(28,600,000)	(24,439,592)
3% 12/1/52	(29,700,000)	(26,291,462)
3% 12/1/52	(37,800,000)	(33,461,860)
3% 12/1/52	(19,900,000)	(17,616,165)
3% 12/1/52	(2,650,000)	(2,345,871)
3% 12/1/52	(39,800,000)	(35,232,329)
3% 12/1/52	(5,300,000)	(4,691,742)
3.5% 12/1/52	(3,650,000)	(3,344,313)
3.5% 12/1/52	(31,700,000)	(29,045,125)
3.5% 12/1/52	(9,800,000)	(8,979,250)
3.5% 12/1/52	(19,500,000)	(17,866,875)
4.5% 12/1/52	(13,250,000)	(12,898,054)
4.5% 12/1/52	(61,600,000)	(59,963,781)
5% 12/1/52	(1,400,000)	(1,393,874)
5% 12/1/52	(7,800,000)	(7,765,871)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(1,200,000)	(1,194,749)
5% 12/1/52	(2,000,000)	(1,991,249)
5% 12/1/52	(4,950,000)	(4,928,341)
5% 12/1/52	(3,500,000)	(3,484,686)
5% 12/1/52	(7,900,000)	(7,865,434)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(1,300,000)	(1,294,312)
5% 12/1/52	(19,600,000)	(19,514,240)
5% 12/1/52	(3,650,000)	(3,634,029)
5% 12/1/52	(13,850,000)	(13,789,399)
5% 12/1/52	(17,525,000)	(17,448,319)
5% 12/1/52	(1,400,000)	(1,393,874)
5% 12/1/52	(2,075,000)	(2,065,921)
5% 12/1/52	(29,900,000)	(29,769,173)
5% 12/1/52	(4,800,000)	(4,778,998)
5.5% 12/1/52	(42,150,000)	(42,630,771)
5.5% 12/1/52	(5,800,000)	(5,866,156)
5.5% 12/1/52	(1,650,000)	(1,668,820)
5.5% 12/1/52	(10,450,000)	(10,569,195)
6% 12/1/52	(22,200,000)	(22,709,907)
6% 12/1/52	(3,625,000)	(3,708,262)
6% 12/1/52	(4,750,000)	(4,859,102)
6% 12/1/52	(750,000)	(767,227)
6% 12/1/52	(4,325,000)	(4,424,340)
6% 12/1/52	(26,150,000)	(26,750,634)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,568,714,586)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,735,345,489)		(3,788,231,861)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	21	Dec 2022	1,719,851	7,693	7,693
Eurex Euro-Bund Contracts (Germany)	51	Dec 2022	7,476,586	(42,709)	(42,709)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Dec 2022	1,647,270	90,907	90,907
TME 10 Year Canadian Note Contracts (Canada)	96	Mar 2023	8,973,750	55,286	55,286

TOTAL BOND INDEX CONTRACTS					111,177

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,508	Mar 2023	515,041,313	1,422,848	1,422,848
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,689	Mar 2023	183,375,258	1,105,016	1,105,016
CBOT Long Term U.S. Treasury Bond Contracts (United States)	244	Mar 2023	30,988,000	395,912	395,912

TOTAL TREASURY CONTRACTS					2,923,776

TOTAL PURCHASED					3,034,953

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	67	Dec 2022	8,368,516	126,346	126,346
ICE Long Gilt Contracts (United Kingdom)	111	Mar 2023	14,045,851	113,939	113,939

TOTAL BOND INDEX CONTRACTS					240,285

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,664	Mar 2023	302,364,000	(2,417,591)	(2,417,591)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4,275	Mar 2023	542,925,000	(6,184,597)	(6,184,597)

TOTAL TREASURY CONTRACTS					(8,602,188)

TOTAL SOLD					(8,361,903)

TOTAL FUTURES CONTRACTS					(5,326,950)
The notional amount of futures purchased as a percentage of Net Assets is 1.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	36,931	CAD	50,000	JPMorgan Chase Bank, N.A.	12/02/22	(240)
EUR	1,183,000	USD	1,213,463	Bank of America, N.A.	12/08/22	18,265
EUR	262,000	USD	272,242	Goldman Sachs Bank USA	12/08/22	550
EUR	285,000	USD	295,145	JPMorgan Chase Bank, N.A.	12/08/22	1,594
EUR	681,000	USD	706,540	JPMorgan Chase Bank, N.A.	12/08/22	2,510
GBP	485,000	USD	583,256	Brown Brothers Harriman & Co	12/08/22	1,438
USD	140,418	AUD	207,000	BNP Paribas S.A.	12/08/22	(123)
USD	111,533	CAD	151,000	JPMorgan Chase Bank, N.A.	12/08/22	(736)
USD	114,459	CAD	152,000	State Street Bank and Trust Co	12/08/22	1,447
USD	1,715,970	EUR	1,666,000	BNP Paribas S.A.	12/08/22	(18,653)
USD	127,703,105	EUR	123,124,000	BNP Paribas S.A.	12/08/22	(492,373)
USD	296,897	EUR	287,000	HSBC Bank	12/08/22	(1,924)
USD	159,793	EUR	154,000	State Street Bank and Trust Co	12/08/22	(550)
USD	234,314	GBP	197,000	Bank of America, N.A.	12/08/22	(3,180)
USD	150,222	GBP	127,000	Bank of America, N.A.	12/08/22	(2,884)
USD	32,209	GBP	27,000	Brown Brothers Harriman & Co	12/08/22	(341)
USD	571,394	GBP	480,000	JPMorgan Chase Bank, N.A.	12/08/22	(7,272)
USD	76,099,062	GBP	63,998,000	Royal Bank of Canada	12/08/22	(1,054,022)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,556,494)

Unrealized Appreciation						25,804
Unrealized Depreciation						(1,582,298)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,420,000	60,468	(10,727)	49,741
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,790,000	133,933	(33,277)	100,656
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		8,230,000	112,591	(25,196)	87,395
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,050,000	123,809	(133,237)	(9,428)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		37,230,000	509,329	(508,897)	432
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,200,000	16,417	(13,598)	2,819
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		12,820,000	175,385	(118,477)	56,908
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		13,750,000	188,108	(119,298)	68,810
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	219,984	(178,017)	41,967
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,440,000	129,145	(84,660)	44,485
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,240,000	140,089	9,548	149,637
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		7,870,000	107,666	(162,774)	(55,108)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		14,210,000	194,401	(21,202)	173,199
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		19,780,000	270,602	(235,767)	34,835
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		29,060,000	397,558	(558,466)	(160,908)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,160,000	29,550	(41,347)	(11,797)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		6,530,000	89,334	(152,516)	(63,182)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		10,290,000	140,773	(47,557)	93,216
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		7,890,000	107,940	(31,540)	76,400
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		3,680,000	50,345	(51,547)	(1,202)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		3,530,000	48,293	(20,349)	27,944
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	260,479	(313,934)	(53,455)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		11,990,000	164,030	(204,108)	(40,078)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		8,500,000	116,285	(118,566)	(2,281)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		14,860,000	203,294	(116,182)	87,112
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	242,147	(121,652)	120,495
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		22,250,000	304,393	(159,163)	145,230
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		13,870,000	189,750	(131,556)	58,194
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		13,920,000	190,434	(189,013)	1,421
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,100,000	28,729	(11,323)	17,406
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		15,830,000	216,564	(111,004)	105,560
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,700,000	4,095	(16,764)	(12,669)

TOTAL CREDIT DEFAULT SWAPS							5,165,920	(4,032,166)	1,133,754

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2024	69,233,000	(629,014)	0	(629,014)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2027	132,698,000	(1,094,563)	0	(1,094,563)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2029	30,020,000	(275,639)	0	(275,639)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2052	2,809,000	(84,521)	0	(84,521)
TOTAL INTEREST RATE SWAPS							(2,083,737)	0	(2,083,737)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,072,588,332 or 7.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,642,206.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,896,298.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $245,876.

(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps.  At period end, the value of securities pledged amounted to $923,775.

(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Level 3 security
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	Affiliated Fund
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	2,087,883,413	5,491,573,886	4,510,296,340	33,509,727	-	-	3,069,160,959	6.3%
Total	2,087,883,413	5,491,573,886	4,510,296,340	33,509,727	-	-	3,069,160,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Corporate Bond Fund Class Z	1,962,450,369	765,620,423	-	40,613,041	-	(138,506,517)	2,589,564,275
Fidelity Advisor Floating Rate High Income Fund Class Z	1,161,511,158	32,668,500	50,000,000	32,668,194	(2,870,142)	(8,740,974)	1,132,568,542
Fidelity Advisor Global Credit Fund Class Z	27,309,796	385,576	-	385,576	-	(2,551,026)	25,144,346
Fidelity Advisor Government Income Fund Class Z	486,033,097	155,095,601	-	5,095,601	-	(33,565,286)	607,563,412
Fidelity Advisor New Markets Income Fund Class Z	1,136,460,210	47,701,183	50,000,000	27,700,653	(16,472,756)	(55,382,212)	1,062,306,425
Fidelity Advisor Real Estate Income Fund Class Z	872,216,700	33,748,917	-	33,748,917	-	(88,750,953)	817,214,664
Fidelity Inflation-Protected Bond Index Fund	346,815,177	-	250,000,000	-	3,757,064	(13,554,137)	87,018,104
Fidelity Intermediate Bond Fund	1,232,640,527	374,223,927	1,525,644,500	11,968,959	(165,331,676)	84,111,722	-
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	282,906,171	4,332,044,705	3,957,268,389	6,133,856	-	-	657,682,487
Fidelity SAI High Income Fund	449,376,981	9,981,156	50,000,000	9,980,990	(5,988,452)	(17,926,297)	385,443,388
Fidelity SAI Long-Term Treasury Bond Index Fund	2,003,319,872	505,290,494	-	30,427,935	-	(291,267,527)	2,217,342,839
Fidelity SAI Total Bond Fund	12,737,043,861	1,928,402,562	50,000,000	228,409,985	(5,889,048)	(717,021,938)	13,892,535,437
Fidelity SAI U.S. Treasury Bond Index Fund	3,311,176,093	1,032,600,874	25,000,000	32,605,243	(4,011,419)	(193,637,773)	4,121,127,775
Fidelity Short-Term Treasury Bond Index Fund	-	751,548,939	-	1,552,505	-	821,647	752,370,586
Fidelity Sustainability Bond Index Fund	23,260,844	243,352	-	243,358	-	(1,178,347)	22,325,849
Fidelity U.S. Bond Index Fund	1,933,864,841	1,257,420,540	-	32,420,296	-	(141,849,683)	3,049,435,698
	27,966,385,697	11,226,976,749	5,957,912,889	493,955,109	(196,806,429)	(1,618,999,301)	31,419,643,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	298,209	-	-	298,209

Corporate Bonds	5,700,485,780	-	5,700,485,780	-

U.S. Government and Government Agency Obligations	6,027,270,799	-	6,027,270,799	-

U.S. Government Agency - Mortgage Securities	14,203,235,306	-	14,203,235,306	-

Asset-Backed Securities	1,076,135,881	-	1,075,393,595	742,286

Collateralized Mortgage Obligations	554,719,505	-	554,719,449	56

Commercial Mortgage Securities	1,761,851,354	-	1,761,851,354	-

Municipal Securities	47,248,474	-	47,248,474	-

Foreign Government and Government Agency Obligations	66,547,934	-	66,547,934	-

Bank Loan Obligations	238,126	-	238,126	-

Bank Notes	11,582,938	-	11,582,938	-

Fixed-Income Funds	30,761,961,340	30,761,961,340	-	-

Preferred Securities	92,483,789	-	92,483,789	-

Money Market Funds	3,726,843,446	3,726,843,446	-	-

Purchased Swaptions	630,049	-	630,049	-
Total Investments in Securities:	64,031,532,930	34,488,804,786	29,541,687,593	1,040,551
Derivative Instruments:

Assets
Futures Contracts	3,317,947	3,317,947	-	-
Forward Foreign Currency Contracts	25,804	-	25,804	-
Swaps	5,165,920	-	5,165,920	-
Total Assets	8,509,671	3,317,947	5,191,724	-

Liabilities
Futures Contracts	(8,644,897)	(8,644,897)	-	-
Forward Foreign Currency Contracts	(1,582,298)	-	(1,582,298)	-
Swaps	(2,083,737)	-	(2,083,737)	-
Total Liabilities	(12,310,932)	(8,644,897)	(3,666,035)	-
Total Derivative Instruments:	(3,801,261)	(5,326,950)	1,525,689	-
Other Financial Instruments:

TBA Sale Commitments	(3,788,231,861)	-	(3,788,231,861)	-
Total Other Financial Instruments:	(3,788,231,861)	-	(3,788,231,861)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	204,597	0
Swaps (b)	5,165,920	0
Total Credit Risk	5,370,517	0
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	25,804	(1,582,298)
Total Foreign Exchange Risk	25,804	(1,582,298)
Interest Rate Risk
Futures Contracts (d)	3,317,947	(8,644,897)
Purchased Swaptions (a)	425,452	0
Swaps (e)	0	(2,083,737)
Total Interest Rate Risk	3,743,399	(10,728,634)
Total Value of Derivatives	9,139,720	(12,310,932)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,410,635,977)	$29,542,728,144
Fidelity Central Funds (cost $3,069,160,920)	3,069,160,959
Other affiliated issuers (cost $35,520,731,835)	31,419,643,827

Total Investment in Securities (cost $70,000,528,732)		$64,031,532,930
Cash		3,689,489
Foreign currency held at value (cost $860,279)		861,764
Receivable for investments sold		24,866,094
Receivable for TBA sale commitments		3,735,345,489
Unrealized appreciation on forward foreign currency contracts		25,804
Receivable for fund shares sold		55,722,491
Dividends receivable		86,485,106
Interest receivable		115,345,814
Distributions receivable from Fidelity Central Funds		9,864,712
Receivable for daily variation margin on centrally cleared OTC swaps		1,428,353
Bi-lateral OTC swaps, at value		5,165,920
Prepaid expenses		38,026
Other receivables		2,220
Total assets		68,070,374,212
Liabilities
Payable for investments purchased
Regular delivery	$436,563,668
Delayed delivery	8,096,405,759
TBA sale commitments, at value	3,788,231,861
Unrealized depreciation on forward foreign currency contracts	1,582,298
Payable for fund shares redeemed	29,140,005
Distributions payable	2,901,274
Accrued management fee	1,993,802
Payable for daily variation margin on futures contracts	1,468,675
Other payables and accrued expenses	787,450
Total Liabilities		12,359,074,792
Net Assets		$55,711,299,420
Net Assets consist of:
Paid in capital		$62,881,416,273
Total accumulated earnings (loss)		(7,170,116,853)
Net Assets		$55,711,299,420
Net Asset Value , offering price and redemption price per share ($55,711,299,420 ÷ 6,145,989,612 shares)		$9.06

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,303,374
Affiliated issuers		$478,928,478
Interest		312,711,571
Income from Fidelity Central Funds		33,509,727
Total Income		827,453,150
Expenses
Management fee	$75,970,022
Custodian fees and expenses	170,656
Independent trustees' fees and expenses	173,529
Registration fees	1,299,432
Audit	43,702
Legal	38,702
Miscellaneous	158,976
Total expenses before reductions	77,855,019
Expense reductions	(65,170,542)
Total expenses after reductions		12,684,477
Net Investment income (loss)		814,768,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(536,932,754)
Affiliated issuers	(196,806,429)
Forward foreign currency contracts	2,349,058
Foreign currency transactions	2,884,740
Futures contracts	28,377,020
Swaps	(9,375,372)
Capital gain distributions from underlying funds:
Affiliated issuers	15,026,631
Total net realized gain (loss)		(694,477,106)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(665,660,766)
Affiliated issuers	(1,618,999,298)
Forward foreign currency contracts	2,430,446
Assets and liabilities in foreign currencies	127,616
Futures contracts	(9,075,731)
Swaps	1,689,949
TBA Sale commitments	(44,513,717)
Total change in net unrealized appreciation (depreciation)		(2,334,001,501)
Net gain (loss)		(3,028,478,607)
Net increase (decrease) in net assets resulting from operations		$(2,213,709,934)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$814,768,673	$936,004,097
Net realized gain (loss)	(694,477,106)	(329,816,418)
Change in net unrealized appreciation (depreciation)	(2,334,001,501)	(4,340,140,512)
Net increase (decrease) in net assets resulting from operations	(2,213,709,934)	(3,733,952,833)
Distributions to shareholders	(806,985,631)	(979,531,888)
Share transactions
Proceeds from sales of shares	14,712,983,586	25,793,224,401
Reinvestment of distributions	792,632,491	966,120,654
Cost of shares redeemed	(4,664,635,311)	(10,110,382,903)
Net increase (decrease) in net assets resulting from share transactions	10,840,980,766	16,648,962,152
Total increase (decrease) in net assets	7,820,285,201	11,935,477,431

Net Assets
Beginning of period	47,891,014,219	35,955,536,788
End of period	$55,711,299,420	$47,891,014,219

Other Information
Shares
Sold	1,580,970,677	2,488,475,540
Issued in reinvestment of distributions	86,738,809	93,428,870
Redeemed	(509,642,638)	(985,283,953)
Net increase (decrease)	1,158,066,848	1,596,620,457

Financial Highlights
Strategic Advisers® Fidelity® Core Income Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.60	$10.60	$10.95	$10.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.143	.222	.239	.302	.209
Net realized and unrealized gain (loss)	(.541)	(.993)	.106	.613	.445
Total from investment operations	(.398)	(.771)	.345	.915	.654
Distributions from net investment income	(.142)	(.223)	(.245)	(.299)	(.182)
Distributions from net realized gain	-	(.006)	(.450)	(.136)	(.002)
Total distributions	(.142)	(.229)	(.695)	(.435)	(.184)
Net asset value, end of period	$9.06	$9.60	$10.60	$10.95	$10.47
Total Return D,E	(4.15)%	(7.41)%	3.10%	8.94%	6.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.30%	.31%	.32%	.37% H
Expenses net of fee waivers, if any	.05% H	.05%	.06%	.07%	.12% H
Expenses net of all reductions	.05% H	.05%	.06%	.07%	.12% H
Net investment income (loss)	3.11% H	2.14%	2.18%	2.83%	3.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$55,711,299	$47,891,014	$35,955,537	$24,774,315	$16,953,257
Portfolio turnover rate I	203% H	201%	191%	247%	124% H,J

A For the period October 16, 2018 (commencement of operations) through May 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$2,220

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, swaps, market discount, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales, future contracts, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$327,507,621
Gross unrealized depreciation	(6,414,906,931)
Net unrealized appreciation (depreciation)	$(6,087,399,310)
Tax cost	$70,058,212,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(389,500,709)
Total capital loss carryforward	$(389,500,709)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Fidelity Core Income Fund
Credit Risk
Purchased Options	$(817,322)	$(109,929)
Swaps	(554,351)	569,595
Total Credit Risk	(1,371,673)	459,666
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,349,058	2,430,446
Total Foreign Exchange Risk	2,349,058	2,430,446
Interest Rate Risk
Futures Contracts	28,377,020	(9,075,731)
Purchased Options	-	(3,548)
Swaps	(8,821,021)	1,120,354
Total Interest Rate Risk	19,555,999	(7,958,925)
Totals	$20,533,384	$(5,068,813)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in Total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	45,259,270,404	37,149,594,264

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Intermediate Bond Fund in exchange for investments and cash valued at $1,495,644,500. The Fund had a net realized loss of $161,321,472 on the Fund's redemptions of Fidelity Intermediate Bond Fund, which is included in "Net Realized gain (loss): Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity High Income Fund for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity SAI High Income Fund which is an affiliated investment companies managed by FMR. The Fund redeemed 37,999,996 shares of Fidelity High Income Fund in exchange for 32,919,997 shares of Fidelity SAI High Income Fund with a value of $312,739,970. The Fund had a net realized gain of $2,108,542 on the Fund's redemptions of Fidelity High Income Fund. The Fund recognized a net gain on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Core Income Fund	$43,923
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $65,170,542.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity Corporate Bond Fund	61%
Fidelity Global Credit Fund	29%
Fidelity Government Income Fund	18%
Fidelity New Markets Income Fund	25%
Fidelity Real Estate Income Fund	16%
Fidelity SAI High Income Fund	25%
Fidelity SAI Long-Term Treasury Bond Index Fund	79%
Fidelity SAI Total Bond Fund	72%
Fidelity SAI U.S. Treasury Bond Index Fund	36%
Fidelity Short-Term Treasury Bond Index Fund	18%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Fidelity® Core Income Fund	.05%
Actual		$ 1,000	$ 958.50	$ .25
Hypothetical- B		$ 1,000	$ 1,024.82	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Core Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreement with FIAM LLC (FIAM or the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Amendment). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate but to decrease the fund's total net expenses. The Board noted that no other contract terms are impacted by the Amendment.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic. In approving the Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one- and three-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods ended December 31, 2021. The Board also noted that the fund had out-performed 87% and 90% of its peers for the one- and three-year periods, respectively, ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods shown.

In connection with the approval of the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021. The Board also noted that, after funding the new mandate with FIAM, it is expected that the fund's management fee rate will continue to rank below its competitive median.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contract would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887940.104
COI-SANN-0123
Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	5.7
JPMorgan Ultra-Short Municipal Fund Class A	4.8
Federated Hermes Municipal Ultrashort Fund Institutional Shares	1.4
Main Street Natural Gas, Inc.	1.3
Illinois General Obligation	1.3
Chicago O'Hare International Airport Rev.	1.2
Port Arthur Navigation Dist. Environmental Facilities Rev.	1.1
Pennsylvania Econ Dev Financing Authority Solid Waste Disposal Rev.	1.1
New York City Gen. Oblig.	1.0
Black Belt Energy Gas District	1.0
Revenue Sources (% of Fund's net assets)
Transportation	11.8%
General Obligations	11.2%
Synthetics	9.8%
Health Care	8.4%
Other	6.8%
Others (Individually Less Than 5%)	27.0%

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 50.3%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5% 7/1/23	7,750,000	7,850,333
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	335,812
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	341,654
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,752,526
(Proj. No. 6) Series 2021 B:
4% 12/1/22	500,000	500,000
4% 12/1/23	1,250,000	1,250,638
4% 12/1/24	1,250,000	1,249,322
(Proj. No.7) Series 2021 C1:
4% 12/1/22	750,000	750,000
4% 12/1/24	3,000,000	2,998,373
4% 12/1/25	4,000,000	3,989,558
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,236,207
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 2.25%, tender 12/1/26 (b)(c)	2,350,000	2,214,229
Series 2018 A, 4%, tender 12/1/23 (b)	1,800,000	1,802,685
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,038,044
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 3.953%, tender 6/1/27 (b)(c)	5,000,000	4,932,957
Series 2021 A:
4% 12/1/22	470,000	470,000
4% 6/1/23	400,000	400,773
4% 12/1/23	435,000	436,278
Series 2021 C1, 4% 12/1/23	790,000	790,557
Series 2022 E:
5% 6/1/23	530,000	534,004
5% 6/1/24	1,790,000	1,823,123
5% 6/1/25	825,000	848,355
5% 6/1/26	1,140,000	1,180,675
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,368,324
Health Care Auth. for Baptist Health Series 2006 B, 3.46%, tender 11/15/37 (b)	1,225,000	1,225,000
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	20,000	20,115
5% 3/1/24	25,000	25,682
5% 3/1/25	100,000	104,834
Series 2016 B:
5% 3/1/23	405,000	407,338
5% 3/1/24	45,000	46,227
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	600,000	568,106
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	3,750,000	3,743,506
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	3,995,183
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A, 4% 10/1/23	425,000	425,426
(Proj. No. 2) Series 2021 B1:
4% 6/1/23	1,500,000	1,503,339
4% 6/1/24	1,090,000	1,094,280
4% 6/1/25	300,000	301,339
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	514,124
TOTAL ALABAMA		66,068,926
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	451,773
3% 6/1/24	400,000	402,230
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2020 A, 0.4% 12/1/22	750,000	750,000
Series 2022 A, 3% 6/1/51	545,000	522,219
Alaska Int'l. Arpts. Revs.:
Series 2016 C, 5% 10/1/23 (d)	425,000	431,199
Series 2021 C:
5% 10/1/23 (d)	2,675,000	2,714,016
5% 10/1/25 (d)	1,980,000	2,064,756
Alaska Muni. Bond Bank Series 2021 1, 5% 12/1/22	2,190,000	2,190,000
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/23	1,000,000	1,004,487
5% 6/1/24	1,000,000	1,022,367
5% 6/1/25	715,000	739,054
5% 6/1/26	1,000,000	1,042,588
TOTAL ALASKA		13,334,689
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	195,000	203,372
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	15,000	15,000
5% 12/1/23	20,000	20,426
5% 12/1/24	45,000	46,796
5% 12/1/26	110,000	114,009
Series 2015 A, 5% 1/1/23	160,000	160,315
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
5% 2/1/24	600,000	615,170
5% 2/1/26	750,000	797,526
Series 2021 A, 5% 2/1/23	1,000,000	1,003,891
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	300,932
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	5,100,000	5,061,654
Series 2007, 2.7%, tender 8/14/23 (b)(d)	8,820,000	8,766,377
Series 2019, 5%, tender 6/3/24 (b)(d)	11,880,000	12,053,642
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	1,145,000	1,140,109
Series 2017 B, 1.65%, tender 3/31/23 (b)	1,020,000	1,015,196
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	233,229
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	237,391
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	370,927
Maricopa County Rev.:
Bonds Series C, 5%, tender 10/18/24 (b)	105,000	109,128
Series 2016 A:
4% 1/1/24	115,000	116,566
5% 1/1/25	105,000	109,612
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,100,000	1,161,985
Maricopa County Unified School District #41 Gilbert Series 2022 B, 5% 7/1/25	3,740,000	3,959,381
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	1,020,000	1,049,622
Series 2017 D:
5% 7/1/24	490,000	506,609
5% 7/1/25	50,000	52,754
Series 2018, 5% 7/1/23 (d)	1,100,000	1,112,521
Series 2019 B, 5% 7/1/23 (d)	1,000,000	1,011,383
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	414,314
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 12/1/35 (b)(d)	26,000,000	26,028,514
Tucson Ctfs. of Prtn. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	200,000	202,752
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	278,642
Series 2019, 5% 8/1/23	355,000	359,701
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	305,797
4% 7/1/25	505,000	520,419
TOTAL ARIZONA		69,455,662
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	4,906,627
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	583,708
Batesville Pub. Facilities Board Series 2020, 5% 6/1/23	790,000	796,085
TOTAL ARKANSAS		6,286,420
California - 2.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,096,885
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 2.18%, tender 4/1/24 (b)(c)	2,500,000	2,502,082
Series A, 2.95%, tender 4/1/26 (b)	110,000	108,882
Series B, 2.85%, tender 4/1/25 (b)	95,000	94,116
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (d)	1,290,000	1,304,013
California Edl. Facilities Auth. Rev. Series 2022 A, 5% 12/1/22	200,000	200,000
California Gen. Oblig.:
Bonds Series 2013 E, SIFMA Municipal Swap Index + 0.430% 2.47%, tender 12/1/22 (b)(c)	1,000,000	1,000,000
Series 2015, 5% 3/1/23	310,000	312,084
Series 2021:
4% 12/1/22	4,150,000	4,150,000
5% 12/1/22	4,000,000	4,000,000
5% 12/1/23	2,000,000	2,051,593
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,662,442
Series 2015, 5% 11/15/23	200,000	204,650
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	975,866
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 3.875%, tender 4/3/23 (b)(d)	3,800,000	3,805,556
Series 2021 B, 2.35%, tender 1/17/23 (b)(d)	16,800,000	16,778,301
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	1,600,000	1,548,882
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	513,127
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 4.1%, tender 2/1/23 (b)(d)(e)	2,200,000	2,202,486
Series 2017 A2, 3.875%, tender 1/17/23 (b)(d)(e)	3,400,000	3,402,119
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	287,137
4% 10/15/24	380,000	383,511
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 5% 5/1/24	1,095,000	1,133,480
Series 2022 C, 5% 8/1/23	670,000	681,630
Series 2014 B, 5% 10/1/25	350,000	365,283
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	1,300,000	1,306,839
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
2.75%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	175,000	175,000
2.75%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	9,275,000	9,275,000
2.75%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	4,525,000	4,525,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C, 4% 8/1/23	225,000	226,513
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	2,000,000	2,123,264
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	25,000	25,917
Series A, 0% 6/1/24 (Escrowed to Maturity)	75,000	72,093
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (d)	1,475,000	1,515,843
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (d)	1,705,000	1,779,693
Series 2016 B, 5% 5/15/26 (d)	135,000	142,441
Series 2017 A, 5% 5/15/24 (d)	430,000	441,907
Series 2017 B, 5% 5/15/23 (d)	800,000	807,418
Series 2018 D, 5% 5/15/24 (d)	1,000,000	1,027,834
Series 2019 A, 5% 5/15/24 (d)	375,000	385,384
Series 2019 D, 5% 5/15/24 (d)	415,000	426,491
Series 2019 E, 4% 5/15/24	200,000	204,091
Series 2020 C, 5% 5/15/24 (d)	250,000	256,923
Series 2021 A, 5% 5/15/27 (d)	1,230,000	1,314,989
Series 2022 C:
5% 5/15/24 (d)	965,000	991,721
5% 5/15/25 (d)	455,000	474,495
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 2.04%, tender 5/21/24 (b)(c)	1,000,000	991,933
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	10,000	10,188
Palomar Pomerado Health Care Dis:
Series 2006 A, 3.1%, tender 12/5/22 (Assured Guaranty Muni. Corp. Insured) (b)	4,475,000	4,475,000
Series 2006 B, 3.1%, tender 12/7/22 (Assured Guaranty Muni. Corp. Insured) (b)	4,375,000	4,375,000
Series 2006 C, 3.1%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	200,000	200,000
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (d)	100,000	103,586
Series 2017:
5% 11/1/23 (d)	395,000	402,021
5% 11/1/23 (Escrowed to Maturity) (d)	105,000	107,201
Series 2021 H:
5% 5/1/23 (d)	5,115,000	5,158,406
5% 5/1/23 (Escrowed to Maturity) (d)	400,000	404,141
5% 5/1/24 (d)	865,000	888,335
5% 5/1/24 (Escrowed to Maturity) (d)	65,000	67,165
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/23 (d)	545,000	550,606
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (d)	705,000	712,153
Series 2016 A, 5% 5/1/23	225,000	227,376
Series 2018 A, 5% 5/1/23 (d)	400,000	403,726
Series 2019 A:
5% 1/1/23 (d)	1,700,000	1,702,490
5% 1/1/24 (d)	655,000	666,913
Series 2019 H:
5% 5/1/23 (d)	6,970,000	7,033,481
5% 5/1/25 (d)	680,000	705,169
Series 2022 A, 5% 5/1/26 (d)	2,000,000	2,101,200
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (d)	1,400,000	1,408,712
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	201,295
Series 2021 A, 5% 3/1/24 (d)	1,000,000	1,020,832
Series 2021 B, 5% 3/1/24	500,000	514,504
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	30,000	31,013
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	233,015
Vernon Elec. Sys. Rev.:
Series 2021 A, 5% 4/1/23	1,500,000	1,507,253
Series 2022 A, 5% 8/1/23	575,000	580,377
Washington Township Health Care District Rev. Series A, 5% 7/1/23	200,000	202,346
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	240,267
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,339,183
TOTAL CALIFORNIA		117,827,868
Colorado - 1.1%
Adams & Weld Counties School District 27 Gen. Oblig. Series 2022, 5% 12/1/22	3,100,000	3,100,000
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (d)	1,330,000	1,345,371
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2016 C:
5%, tender 11/15/23 (b)	7,145,000	7,275,834
5%, tender 11/15/23 (b)	2,570,000	2,622,660
Series 2018 B, 5%, tender 11/20/25 (b)	660,000	695,414
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	308,763
5%, tender 8/1/26 (b)	340,000	354,010
Series 2019 A, 5% 1/1/23	870,000	871,682
Series 2022 A, 5% 11/1/26	400,000	423,085
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	135,000	135,983
Series 2019 H, 4.25% 11/1/49	65,000	65,487
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	765,349
5% 1/15/25	650,000	665,958
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (d)	250,000	250,345
Series 2013 B, 5% 11/15/24	250,000	255,329
Series 2016 A, 5% 11/15/23	300,000	306,518
Series 2017 A, 5% 11/15/23 (d)	3,300,000	3,354,817
Series 2018 A:
5% 12/1/23 (d)	250,000	254,340
5% 12/1/29 (d)	185,000	199,152
Series 2020 B1:
5% 11/15/23 (d)	935,000	950,531
5% 11/15/24 (d)	6,775,000	6,988,802
Series 2022 A:
5% 11/15/24 (d)	1,000,000	1,031,558
5% 11/15/25 (d)	1,485,000	1,558,336
Series 2022 C, 5% 11/15/26	800,000	865,017
Series 2022 D, 5% 11/15/24 (d)	4,000,000	4,126,230
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	750,000	756,988
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.903%, tender 9/1/24 (b)(c)	3,250,000	3,217,994
Series 2020 A:
5% 9/1/23	275,000	279,568
5% 9/1/24	450,000	466,762
5% 9/1/25	300,000	316,938
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,446,683
Series 2021 C3A, 2%, tender 10/15/25 (b)	645,000	624,787
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	100,000	100,077
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	122,572
TOTAL COLORADO		47,102,940
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2013 A, 2.89% 3/1/25 (b)	510,000	515,849
Series 2015 A:
4% 3/15/23	250,000	251,105
5% 3/15/23	280,000	282,029
Series 2016 A, 5% 3/15/26	150,000	160,762
Series 2016 B, 5% 5/15/24	575,000	594,825
Series 2020 A, 5% 1/15/23	1,740,000	1,745,299
Series 2022 A, 3% 1/15/23	3,755,000	3,757,573
Series A:
4% 1/15/25	3,500,000	3,588,303
5% 3/15/23	690,000	695,000
Series C, 4% 6/1/24	525,000	535,974
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,137,842
Series 2014 A, 1.1%, tender 2/7/23 (b)	6,025,000	5,999,070
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	527,766
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,446,790
Series 2017 B, 0.55%, tender 7/3/23 (b)	6,050,000	5,945,436
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,109,309
Series 2013 N, 5% 7/1/24	100,000	101,528
Series 2014 A, 5% 7/1/27	390,000	401,343
Series 2019 A, 5% 7/1/26	260,000	271,219
Series 2020 K, 5% 7/1/23	250,000	253,179
Series 2022 M, 5% 7/1/26	200,000	209,450
Series L1:
4% 7/1/23	225,000	225,838
4% 7/1/25	600,000	603,451
Series N:
5% 7/1/23	830,000	833,773
5% 7/1/24	375,000	378,721
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series B, 5% 11/15/23 (d)	425,000	433,064
Series 2017 B, 5% 11/15/23 (d)	125,000	127,636
Connecticut Hsg. Fin. Auth.:
Series 2016 E2, 2.1% 11/15/23 (d)	1,000,000	990,084
Series 2021, 0.45% 11/15/25	700,000	643,705
Series A2:
0.35% 5/15/23 (d)	825,000	816,626
0.4% 11/15/23 (d)	300,000	293,404
Series C:
5% 5/15/23 (d)	205,000	206,855
5% 11/15/23 (d)	710,000	722,800
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/23	665,000	666,368
5% 1/1/24	200,000	200,411
Series 2015 A, 5% 8/1/23	1,370,000	1,392,687
Series 2021 C:
5% 1/1/23	795,000	796,635
5% 1/1/25	190,000	198,895
Series 2022 B:
5% 1/1/24	10,000,000	10,259,214
5% 7/1/24	5,835,000	6,055,765
Series A, 4% 1/1/23	315,000	315,397
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	21,054
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	239,459
West Haven Gen. Oblig. Series 2021:
4% 9/15/23	290,000	292,741
4% 9/15/24	260,000	265,151
4% 9/15/25	255,000	261,661
4% 9/15/26	255,000	263,233
TOTAL CONNECTICUT		71,034,279
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	534,023
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/23	1,400,000	1,424,826
TOTAL DELAWARE		1,958,849
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,045,369
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (b)	5,000,000	4,890,877
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (b)	9,000,000	8,880,140
(The Strand Residences Proj.) Series 2019, 2.5%, tender 2/1/39 (b)	1,000,000	994,347
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	1,000,000	1,110,706
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/23 (d)	110,000	111,650
Series 2017 A:
5% 10/1/24 (d)	115,000	118,644
5% 10/1/26 (d)	145,000	153,480
Series 2018 A, 5% 10/1/26 (d)	325,000	344,006
Series 2019 A:
5% 10/1/23 (d)	50,000	50,750
5% 10/1/25 (d)	155,000	162,361
Series 2020 A:
5% 10/1/23 (d)	925,000	938,873
5% 10/1/24 (d)	6,355,000	6,556,350
5% 10/1/25 (d)	530,000	555,170
Series 2021 A:
5% 10/1/23 (d)	9,750,000	9,896,227
5% 10/1/24 (d)	8,000,000	8,252,029
5% 10/1/26 (d)	335,000	354,591
TOTAL DISTRICT OF COLUMBIA		43,370,201
Florida - 2.1%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26 (f)	290,000	301,759
5% 4/1/28 (f)	325,000	344,507
Brevard County Hsg. Fin. Auth. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	2,000,000	2,000,000
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	118,682
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (d)	1,000,000	1,001,229
Series 2012 P1, 5% 10/1/23 (d)	235,000	235,385
Series 2013 A:
5% 10/1/23 (d)	600,000	608,751
5.25% 10/1/25 (d)	1,500,000	1,522,472
Series 2013 C, 5.25% 10/1/25	575,000	586,562
Series 2015 C, 5% 10/1/24 (d)	245,000	252,542
Series 2017, 5% 10/1/25 (d)	500,000	521,403
Series 2019 B, 5% 10/1/23 (d)	700,000	710,210
Series C, 5% 10/1/23 (d)	90,000	91,313
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/24	25,000	25,836
Cap. Trust Agcy. Hsg. Rev. Bonds (College Park Towers Apts. Proj.) Series 2021, 1.25%, tender 5/1/23 (b)	3,000,000	2,977,737
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	916,530
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (f)	3,500,000	3,616,340
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (f)	5,335,000	5,620,209
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,498,303
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	202,765
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	352,680
5% 4/1/24	360,000	369,731
5% 4/1/25	200,000	207,345
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(d)	5,625,000	5,601,846
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	371,572
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/23	55,000	55,825
5% 10/1/24	45,000	46,208
5% 10/1/25	40,000	40,909
5% 10/1/26	45,000	45,962
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A, 5% 10/1/24	475,000	494,094
Series 2021 A:
5% 10/1/23	400,000	407,853
5% 10/1/24	450,000	468,089
5% 10/1/25	500,000	529,726
5% 10/1/26	300,000	322,685
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
5% 10/1/23 (d)	160,000	162,664
5% 10/1/23 (Escrowed to Maturity) (d)	40,000	40,739
Series 2016:
5% 10/1/23 (d)	2,400,000	2,439,958
5% 10/1/24 (d)	285,000	295,059
Series 2017 A:
5% 10/1/25 (d)	30,000	31,259
5% 10/1/25 (Escrowed to Maturity) (d)	600,000	631,153
5% 10/1/26 (d)	10,000	10,493
5% 10/1/26 (Escrowed to Maturity) (d)	35,000	37,384
Series 2019 A, 5% 10/1/23 (d)	7,700,000	7,828,198
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	30,305
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (d)	685,000	701,014
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (d)	4,000,000	4,128,176
Series 2022 A:
5% 10/1/23 (d)	110,000	111,877
5% 10/1/25 (d)	1,245,000	1,304,125
Series A:
5% 10/1/25 (Pre-Refunded to 10/1/23 @ 100) (d)	1,600,000	1,630,881
5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (d)	580,000	591,194
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	240,560
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	160,000	163,194
5% 10/1/24	355,000	369,788
5% 10/1/25	275,000	292,044
5% 10/1/26	65,000	70,308
5% 10/1/27	55,000	60,559
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (d)	2,820,000	2,859,969
5% 10/1/24 (d)	745,000	767,264
5% 10/1/25 (d)	1,375,000	1,430,840
Series 2021 B:
5% 10/1/23 (d)	800,000	811,339
5% 10/1/24 (d)	1,250,000	1,287,355
5% 10/1/25 (d)	925,000	962,565
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	31,233
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	3,000,000	3,000,000
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (d)	5,375,000	5,415,214
5% 10/1/24 (d)	200,000	201,259
Series 2016 A, 5% 10/1/23	335,000	341,132
Series 2020 A:
5% 10/1/23	2,435,000	2,479,572
5% 10/1/25	1,255,000	1,331,019
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/23	45,000	45,370
Series 2014 B, 5% 7/1/23	70,000	70,801
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/23	325,000	329,304
5% 8/1/24	600,000	617,686
5% 8/1/25	700,000	732,354
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(d)	1,250,000	1,227,628
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	635,000	654,984
Series 2014 D, 5% 11/1/23	300,000	306,699
Series 2015 A:
5% 5/1/23	1,075,000	1,086,353
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	278,454
Series 2015 D, 5% 2/1/23	830,000	833,506
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	811,764
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	702,356
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,383,891
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	260,460
Palm Beach County Edl. Facilities Auth. Series 2021, 4% 10/1/23	220,000	220,793
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,118
5% 12/1/24 (Escrowed to Maturity)	10,000	10,427
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/23	100,000	101,563
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	310,678
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	121,679
Series 2016 C:
5% 7/1/25	20,000	21,127
5% 7/1/26	25,000	26,860
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	91,056
5% 7/1/24	75,000	77,108
5% 7/1/25	100,000	104,490
5% 7/1/26	175,000	184,957
5% 7/1/27	150,000	159,975
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/23	590,000	601,024
5% 10/15/24	1,000,000	1,032,314
5% 10/15/25	1,000,000	1,045,576
5% 10/15/26	750,000	793,132
5% 10/15/27	165,000	176,666
TOTAL FLORIDA		89,982,906
Georgia - 2.2%
Atlanta Arpt. Rev.:
Series 2020 B, 5% 7/1/24 (d)	1,400,000	1,443,065
Series 2022 B, 5% 7/1/23 (d)	1,000,000	1,012,019
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	6,710,000	6,697,001
Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,805,591
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	105,456
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,375,000	2,361,714
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	246,587
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,972,614
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	976,486
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	98,733
Series 1995, 2.25%, tender 5/25/23 (b)	2,500,000	2,480,853
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.) Series 2020 A, 5% 4/1/23	150,000	151,019
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,096,506
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	696,052
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2016 A, 5% 1/1/23	410,000	410,675
Series 2020 A:
4% 11/1/23	2,780,000	2,803,798
4% 11/1/24	200,000	203,297
4% 11/1/25	800,000	819,193
5% 1/1/23	5,625,000	5,634,255
5% 1/1/24	2,105,000	2,147,789
5% 1/1/24	1,250,000	1,275,409
5% 11/1/26	870,000	926,778
Series 2021 A:
5% 1/1/23	140,000	140,230
5% 1/1/24	170,000	173,456
5% 1/1/24	190,000	193,862
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	55,000	56,075
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	4,750,000	4,767,650
Series 2018 B, 1 month U.S. LIBOR + 0.750% 3.274%, tender 12/4/22 (b)(c)	22,200,000	22,081,030
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,166,452
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 2.47%, tender 12/1/22 (b)(c)	12,500,000	12,372,481
Series 2019 B, 4%, tender 12/2/24 (b)	1,210,000	1,217,844
Series 2022 C, 4%, tender 11/1/27 (b)(e)	2,500,000	2,377,997
Series 2018 A, 4% 3/1/23	200,000	200,343
Series 2019 A, 5% 5/15/23	1,750,000	1,760,393
Series 2021 A:
4% 9/1/24	500,000	504,618
4% 3/1/25	430,000	433,711
4% 9/1/25	400,000	403,015
Series 2021 C:
4% 12/1/22	900,000	900,000
4% 12/1/23	1,470,000	1,470,324
Series 2022 A:
4% 12/1/23	735,000	735,019
4% 12/1/25	1,500,000	1,499,856
4% 12/1/26	245,000	244,159
Series 2022 B:
5% 6/1/24	600,000	609,352
5% 6/1/25	700,000	716,463
5% 6/1/26	800,000	823,533
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	413,094
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,408,154
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	374,288
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	623,950
TOTAL GEORGIA		95,032,239
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	2,370,000	2,398,914
5% 10/1/24	2,595,000	2,659,065
5% 10/1/25	870,000	900,815
TOTAL GUAM		5,958,794
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2022 B:
5% 7/1/23 (d)	5,000,000	5,055,758
5% 7/1/24 (d)	6,500,000	6,681,669
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 2.35%, tender 1/24/23 (b)(c)	485,000	485,000
Series 2017 A, 3.1% 5/1/26 (d)	2,175,000	2,119,420
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (d)	655,000	676,688
5% 7/1/25 (d)	350,000	364,391
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	885,379
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/23 (d)	30,000	30,405
5.25% 8/1/24 (d)	890,000	903,000
TOTAL HAWAII		17,201,710
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	35,000	35,019
Illinois - 4.4%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	720,079
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	560,000
Series 2017 F, 5% 12/1/24	2,500,000	2,527,891
Series 2019 A, 5% 12/1/23	1,000,000	1,009,055
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,671,950
Series 2015 C, 5% 1/1/25	2,565,000	2,599,668
Series 2020 A, 5% 1/1/25	1,500,000	1,519,955
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,928,104
Chicago Ill St Univ. Rev. Series 1998, 5.5% 12/1/23	1,300,000	1,312,213
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	990,000	1,011,988
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	205,000	205,427
5% 1/1/25	150,000	150,222
5% 1/1/26	275,000	275,402
Series 2014 A:
5% 1/1/24 (d)	1,000,000	1,017,654
5% 1/1/26 (d)	595,000	603,506
5% 1/1/27 (d)	615,000	622,952
5% 1/1/28 (d)	100,000	101,231
5% 1/1/29 (d)	675,000	682,479
Series 2014 B:
5% 1/1/23	25,000	25,052
5% 1/1/26	140,000	142,778
Series 2016 A:
5% 1/1/24 (d)	1,000,000	1,017,654
5% 1/1/25 (d)	7,255,000	7,469,782
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	10,000	10,019
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,768,953
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (d)	3,740,000	3,745,477
Series 2013 B, 5% 1/1/23	1,020,000	1,022,123
Series 2015 B, 5% 1/1/23	475,000	475,988
Series 2015 C, 5% 1/1/24 (d)	1,865,000	1,897,924
Series 2015 D, 5% 1/1/23	200,000	200,416
Series 2016 A:
5% 1/1/23 (d)	250,000	250,366
5% 1/1/24 (d)	305,000	310,384
Series 2017 D:
5% 1/1/24 (d)	1,000,000	1,017,654
5% 1/1/27 (d)	85,000	89,296
Series 2022 A, 5% 1/1/25 (d)	2,340,000	2,414,026
Series 2022 C:
5% 1/1/23 (d)	300,000	300,439
5% 1/1/24 (d)	2,000,000	2,035,307
5% 1/1/25 (d)	2,000,000	2,063,270
Chicago Park District Gen. Oblig. Series 2021 D, 4% 1/1/23	975,000	975,934
Chicago Spl. Assessment (Lakeshore East Proj.) Series 2022, 1.57% 12/1/22 (e)	270,000	270,000
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/24	4,000,000	4,116,994
Series 2017:
5% 6/1/24	445,000	458,016
5% 6/1/25	25,000	25,968
Series 2021, 5% 6/1/23	1,075,000	1,086,202
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,049
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	4,550,000	4,642,799
5% 11/15/24	50,000	51,972
5% 11/15/25	50,000	52,801
Series 2021 B:
4% 11/15/23	865,000	874,568
4% 11/15/24	625,000	634,400
4% 11/15/25	465,000	477,416
4% 11/15/26	235,000	242,920
Series 2022 A:
5% 11/15/24	6,040,000	6,278,242
5% 11/15/25	2,290,000	2,418,308
Geneva Gen. Oblig. Series 2021, 4% 2/1/23	275,000	275,639
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	295,178
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	1,450,000	1,487,236
Series 2013 A:
5% 6/1/23	540,000	546,216
5% 6/1/23 (Escrowed to Maturity)	55,000	55,592
Series 2021 A, 5% 10/1/25	2,000,000	2,126,202
Series 2022 A, 5% 10/1/25	260,000	265,000
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	36,236
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	104,207
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	265,000	265,215
Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.867%, tender 9/1/25 (b)(c)	1,970,000	1,960,415
Series 2014 A, 5% 10/1/26	500,000	520,008
Series 2015 A:
5% 11/15/24	150,000	155,194
5% 11/15/25	45,000	47,313
5% 11/15/26	45,000	47,209
Series 2015 B, 5% 11/15/24	45,000	46,758
Series 2016 A:
5% 2/15/23	20,000	20,102
5% 8/15/24 (Escrowed to Maturity)	50,000	51,878
5% 7/1/25	250,000	264,472
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	210,026
Series 2016 B, 5% 8/15/24	775,000	801,864
Series 2016 C, 5% 2/15/24	345,000	353,382
Series 2016:
5% 11/15/23	235,000	239,348
5% 11/15/24	245,000	254,049
5% 5/15/25	10,000	10,433
5% 12/1/25	430,000	450,656
5% 5/15/26	20,000	21,149
5% 5/15/27	25,000	26,336
Series 2017, 5% 1/1/25	50,000	52,424
Series 2018 A, 5% 5/15/24	250,000	257,282
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	30,000	30,018
Series 2013 A, 5% 4/1/24	795,000	799,663
Series 2013:
5% 7/1/23	1,700,000	1,716,216
5.5% 7/1/24	835,000	845,268
5.5% 7/1/25	1,000,000	1,011,703
Series 2014:
5% 4/1/23	50,000	50,280
5% 2/1/25	50,000	50,770
5% 5/1/27	500,000	507,221
Series 2016:
5% 2/1/24	450,000	457,931
5% 2/1/25	4,775,000	4,909,453
5% 1/1/26	300,000	309,834
5% 2/1/26	1,235,000	1,276,305
Series 2017 A:
5% 12/1/22	5,000,000	5,000,000
5% 12/1/23	750,000	761,576
Series 2017 D:
5% 11/1/23	2,400,000	2,434,267
5% 11/1/24	1,950,000	2,001,318
5% 11/1/26	2,075,000	2,157,693
Series 2018 A, 5% 10/1/26	1,340,000	1,392,443
Series 2018 B, 5% 5/1/23	3,000,000	3,020,848
Series 2019 B, 5% 9/1/25	3,000,000	3,091,664
Series 2020 B, 5% 10/1/28	1,030,000	1,081,371
Series 2020, 5.5% 5/1/24	225,000	231,220
Series 2021 A:
5% 3/1/23	380,000	381,602
5% 3/1/24	2,000,000	2,037,396
5% 3/1/25	1,700,000	1,748,917
Series 2021 B, 5% 3/1/23	670,000	672,825
Series 2021 C, 4% 3/1/24	625,000	629,127
Series 2022 A:
5% 3/1/23	2,050,000	2,058,644
5% 3/1/24	2,165,000	2,205,481
Series 2022 B:
5% 3/1/24	1,480,000	1,507,673
5% 3/1/25	4,325,000	4,449,450
5% 3/1/26	3,185,000	3,293,648
Series 2022 D1, 5% 3/1/23	2,630,000	2,641,090
Illinois Hsg. Dev. Auth. Bonds Series 2022 H, 0%, tender 12/1/22 (b)(f)	12,000,000	12,030,704
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2015, 2.9%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,427,281
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	25,000	25,089
5% 2/1/24	420,000	430,619
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	294,795
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	403,060
Series 2016 D, 5% 6/15/23	1,500,000	1,512,074
Series 2021 A:
4% 6/15/23	3,175,000	3,183,844
4% 6/15/24	1,670,000	1,681,391
Series 2021 C:
5% 6/15/23	75,000	75,604
5% 6/15/24	85,000	86,852
5% 6/15/25	50,000	51,558
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	292,018
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	1,090,000	1,090,000
Joliet Wtrwks. & Swr. Rev. Series 2022, 5% 1/1/24	2,175,000	2,209,455
Kane County School District No. 131:
Series 2020 A:
4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	235,000	235,000
5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	295,607
Series 2020 B, 4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	435,000	435,000
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	157,284
4% 12/15/24	450,000	460,975
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	408,541
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	552,539
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	712,935
Series 2021 B, 4% 12/1/23	525,000	530,909
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	57,814
0% 1/15/24 (Escrowed to Maturity)	45,000	43,635
0% 1/15/25	110,000	102,283
0% 1/15/26	80,000	71,821
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	65,259
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	147,171
Series 2012 B, 5% 12/15/22	1,655,000	1,655,978
Series 2022 A, 3% 6/15/24	630,000	624,787
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,012,126
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	8,095,000	8,186,175
5% 6/1/24	8,920,000	9,191,482
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,830,000
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	266,599
Univ. of Illinois Rev. Series 2018 B, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	270,000	272,023
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	307,975
Village of Westchester Gen. Oblig. Series 2021, 4% 12/1/22	500,000	500,000
Waukegan Gen. Oblig.:
Series 2018 A, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	425,000	425,457
Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	400,000	400,430
TOTAL ILLINOIS		189,162,356
Indiana - 1.6%
Ctr. Grove Cmnty. School Corp. Series 2021 B:
3% 1/1/23	600,000	599,808
4% 1/1/24	2,065,000	2,079,288
Fort Wayne Cmnty. Schools Bldg. Corp. Series 2021, 4% 1/15/23	625,000	626,113
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022:
4% 2/1/24	770,000	780,361
4% 8/1/26	895,000	931,308
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	654,876
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (d)	13,000,000	13,022,148
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(d)	5,050,000	5,074,434
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	710,000	695,385
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,413,570
Series 2013, 5% 8/15/23	20,000	20,317
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/23	225,000	225,129
4% 2/1/24	200,000	202,668
4% 2/1/25	275,000	279,251
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100) (d)	10,000,000	10,121,350
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (d)	4,000,000	4,048,540
Series 2016, 5% 9/1/26	205,000	219,899
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/24	35,000	36,477
5% 10/1/25	35,000	36,350
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	155,000	154,823
Indiana Hsg. & Cmnty. Dev. Auth.:
Bonds Series 2022 A, 4.5%, tender 4/1/24 (b)	8,864,000	8,976,613
Series 2021 C1, 3% 1/1/52	1,000,000	954,710
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	734,658
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (d)	45,000	45,084
5% 1/1/24 (d)	60,000	61,155
5% 1/1/25 (d)	65,000	67,096
Series 2019 D, 5% 1/1/24 (d)	270,000	275,199
Series 2021 A, 5% 6/1/23	255,000	257,910
Marion High School Bldg. Corp.:
Series 2021 A:
4% 1/15/24	240,000	243,220
4% 1/15/25	250,000	255,289
4% 7/15/25	255,000	261,540
Series 2021 B, 4% 1/15/23	205,000	205,340
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021, 4% 9/1/23	275,000	277,652
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	491,105
3% 7/15/25	515,000	515,583
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	2,800,000	2,753,233
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2016 A, 5%, tender 3/1/23 (b)(d)	5,750,000	5,762,793
Series 2019 A, 5%, tender 6/5/26 (b)(d)	3,515,000	3,606,986
TOTAL INDIANA		68,967,261
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	205,458
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	1,500,000	1,467,384
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	256,678
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2018 A, 5% 12/1/22 (d)	725,000	725,000
Series 2019 B, 5% 12/1/23 (d)	600,000	610,711
TOTAL IOWA		3,265,231
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	15,000	15,253
5% 9/1/25	15,000	15,843
TOTAL KANSAS		31,096
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	30,609
5% 2/1/25	20,000	20,576
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	354,105
5% 7/1/24	230,000	236,536
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	204,947
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	453,571
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	319,162
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	345,805
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 A1 5% 6/1/23 (d)	250,000	252,853
Kentucky Hsg. Corp. Multi-family Rev. Bonds (Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,372,410
Kentucky State Property & Buildings Commission Rev.:
Series 2013 A, 5% 10/1/23	365,000	371,863
Series 2015, 4% 8/1/25	200,000	205,210
Series 2016 B:
5% 11/1/23	2,730,000	2,786,224
5% 11/1/24	285,000	296,896
Series 2016:
3% 2/1/24	350,000	351,291
5% 11/1/23	1,435,000	1,465,732
5% 2/1/24	275,000	282,144
5% 10/1/24	425,000	442,007
Series 2017, 5% 4/1/23	600,000	604,695
Series 2018, 5% 5/1/23	1,415,000	1,428,827
Series A, 5% 11/1/25	350,000	371,179
Series B:
5% 8/1/23	3,265,000	3,314,944
5% 8/1/25	300,000	316,698
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	295,977
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	1,825,000	1,823,607
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	224,370
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	993,892
Series A, 4%, tender 6/1/26 (b)	245,000	243,227
Series C1, 4%, tender 6/1/25 (b)	5,035,000	5,004,246
Series A, 4% 12/1/22	350,000	350,000
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	3,040,000	3,072,102
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,113,610
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (d)	1,750,000	1,770,527
5% 7/1/24 (d)	155,000	159,453
TOTAL KENTUCKY		33,879,295
Louisiana - 0.8%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(d)	1,300,000	1,222,555
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.167%, tender 5/1/26 (b)(c)	3,970,000	3,852,883
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	361,805
Series 2016 D, 5% 9/1/24	155,000	161,394
Series 2020 A, 5% 3/1/23	500,000	503,149
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,717,560
Louisiana Stadium and Exposition District Series 2021, 4% 7/3/23	3,860,000	3,873,715
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	1,600,000	1,628,929
5% 1/1/25 (d)	1,750,000	1,803,584
Series 2017 B:
5% 1/1/23 (d)	1,070,000	1,071,611
5% 1/1/24 (d)	20,000	20,374
5% 1/1/25 (d)	5,000	5,153
5% 1/1/26 (d)	15,000	15,626
Series 2017 D2:
5% 1/1/23 (d)	10,000	10,015
5% 1/1/24 (d)	15,000	15,281
5% 1/1/25 (d)	115,000	118,521
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	10,255,000	10,168,992
2.1%, tender 7/1/24 (b)	4,735,000	4,578,084
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/23	865,000	880,857
5% 9/1/24	785,000	817,383
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	110,000	110,983
TOTAL LOUISIANA		34,938,454
Maine - 0.1%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (d)	500,000	509,667
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	514,989
5% 7/1/25	500,000	523,082
5% 7/1/26	975,000	1,032,166
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	264,472
TOTAL MAINE		2,844,376
Maryland - 1.0%
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2020 A, 5% 7/1/23	400,000	405,620
Series 2017 D:
5% 7/1/24	70,000	72,538
5% 7/1/25	75,000	79,303
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	98,129
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	155,000	155,089
Series 2021 A, 0.83% 5/1/23 (e)	4,000,000	3,968,337
Series 2021 C:
0.375% 7/1/23	260,000	256,257
0.6% 7/1/24	560,000	537,803
Series 2022 D, 3.15% 7/1/24	4,000,000	3,922,420
Series 2022, 1.33% 1/1/24 (e)	5,000,000	4,842,216
Series A:
0.2% 3/1/23	1,015,000	1,008,673
0.25% 9/1/23	775,000	760,299
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/22	205,000	205,000
5% 12/1/23	95,000	97,318
Series 2022 B:
5% 12/1/23	120,000	122,928
5% 12/1/24	220,000	230,437
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,000,000	1,039,807
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	8,225,000	8,519,326
Series 2015:
5% 7/1/23	20,000	20,194
5% 7/1/24	45,000	46,069
5% 7/1/25	40,000	41,414
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,185,973
Series 2020 B, 5% 4/15/23	675,000	680,619
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/23	1,250,000	1,264,699
Series 2022 A:
5% 6/1/23	600,000	607,056
5% 6/1/26	850,000	910,458
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,295,715
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 2.03%, tender 12/1/22 (b)	5,500,000	5,500,000
Series 2022 A:
5% 8/1/24	1,000,000	1,039,718
5% 8/1/25	530,000	562,866
5% 8/1/26	1,000,000	1,083,185
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/23	2,450,000	2,487,294
TOTAL MARYLAND		43,046,760
Massachusetts - 1.5%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	453,656
5% 4/1/24	475,000	489,602
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/23	355,000	349,309
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	4,955,000	4,964,782
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (b)	1,750,000	1,718,149
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	5,700,000	5,821,342
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,148,263
Series S3, SIFMA Municipal Swap Index + 0.500% 2.4%, tender 12/1/22 (b)(c)	3,400,000	3,400,727
Series 2016 I:
5% 7/1/23	15,000	15,169
5% 7/1/24	25,000	25,567
5% 7/1/25	20,000	20,672
5% 7/1/26	20,000	20,993
Series 2019 A, 5% 7/1/24	155,000	159,405
Series 2019 O:
5% 12/1/23	130,000	132,771
5% 12/1/24	100,000	104,089
Series 2021 A, 5% 6/1/23	360,000	363,128
Series C:
5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	350,000	355,683
5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	335,649
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014:
5% 1/1/23 (d)	3,000,000	3,004,640
5% 1/1/24 (d)	5,000,000	5,080,271
Series 2015 A:
5% 1/1/23 (d)	9,000,000	9,014,216
5% 1/1/24 (d)	8,250,000	8,400,045
Series 2016 J, 5% 7/1/23 (d)	725,000	733,294
Series 2016, 5% 7/1/24 (d)	535,000	549,369
Series 2020 C, 5% 7/1/23 (d)	375,000	379,507
Series 2021 B:
5% 7/1/24 (d)	750,000	768,395
5% 7/1/25 (d)	1,575,000	1,634,619
Series 2022 B:
5% 7/1/24 (d)	270,000	276,832
5% 7/1/25 (d)	585,000	607,144
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 2.224%, tender 12/7/22 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	360,677
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (d)	65,000	67,101
5% 7/1/25 (d)	25,000	26,123
Series 2019 C, 5% 7/1/24 (d)	345,000	356,153
Series 2021 E, 5% 7/1/23 (d)	500,000	506,560
TOTAL MASSACHUSETTS		62,458,902
Michigan - 0.5%
Brandon School District Series A, 5% 5/1/23	430,000	434,345
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,355,834
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	205,956
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	568,384
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	30,000	30,292
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 B, 5% 7/1/23	255,000	258,286
Series 2021:
5% 7/1/24	650,000	670,707
5% 7/1/25	480,000	504,474
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	122,921
Huron School District Series 2019, 5% 5/1/24	205,000	211,596
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,277
5% 5/15/25	15,000	15,643
5% 5/15/26	15,000	15,867
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	206,200
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.15%, tender 6/28/23 (b)(c)	1,000,000	1,000,000
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,304,429
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	61,864
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	255,801
Bonds Series 2016 E1, 4%, tender 8/15/24 (b)	270,000	272,262
Series 2015 A, 5% 8/1/23 (Escrowed to Maturity)	300,000	304,908
Series 2015 D1:
0.4% 10/15/23	650,000	625,730
0.55% 10/15/24	300,000	285,823
0.75% 10/15/25	250,000	235,168
Series 2015 MI:
5% 12/1/22	600,000	600,000
5% 12/1/24	100,000	104,327
Series 2016, 5% 11/15/23	225,000	229,120
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	85,000	85,594
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	330,000	329,703
Series 2010 F1, 4%, tender 6/1/23 (b)	200,000	200,563
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Cambridge Square of Flint Apts. Proj.) Series 2022, 1.5%, tender 5/1/23 (b)	5,000,000	4,964,943
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	619,928
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	150,000	140,902
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	700,000
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	553,082
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	45,464
5% 5/1/24	40,000	41,327
5% 11/1/24	45,000	46,913
5% 5/1/25	25,000	26,323
5% 11/1/25	25,000	26,578
5% 11/1/28	20,000	21,405
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	303,106
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	345,000	351,298
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	250,000	253,077
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	231,137
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (d)	530,000	530,000
5% 12/1/22 (d)	2,150,000	2,150,000
Series 2012 B, 5% 12/1/22 (d)	485,000	485,000
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	354,235
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	349,238
TOTAL MICHIGAN		22,700,030
Minnesota - 0.5%
Central Muni. Pwr. Agcy. Rev. Series 2021:
5% 1/1/23 (Assured Guaranty Muni. Corp. Insured)	330,000	330,654
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	277,133
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/23	110,000	110,956
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	362,510
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/23	20,000	20,042
5% 1/1/28	215,000	219,479
Series 2014 B, 5% 1/1/23 (d)	20,000	20,031
Series 2016 B, 4% 1/1/23	300,000	300,386
Series 2016, 5% 1/1/25	620,000	648,514
Series 2019 C, 5% 1/1/26	380,000	404,085
Series 2022 B:
5% 1/1/24 (d)	1,860,000	1,893,828
5% 1/1/25 (d)	195,000	201,169
5% 1/1/26 (d)	470,000	489,485
5% 1/1/27 (d)	1,580,000	1,659,248
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 2.33%, tender 12/1/22 (b)(c)	2,245,000	2,244,123
Series 2021 A:
0.4% 1/1/23 (d)	190,000	189,600
0.5% 7/1/23 (d)	185,000	182,156
0.625% 1/1/24 (d)	380,000	369,018
Series 2022 A:
5% 8/1/25	1,155,000	1,220,506
5% 8/1/26	1,300,000	1,396,829
Series 2022 B:
5% 8/1/23	570,000	579,098
5% 8/1/26	100,000	107,448
Series H:
0.55% 1/1/23 (d)	170,000	169,663
0.65% 1/1/24 (d)	180,000	175,031
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (b)	1,725,000	1,727,673
Series 2022 A:
4% 12/1/22	1,350,000	1,350,000
4% 12/1/24	2,700,000	2,713,982
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	66,626
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/23	250,000	250,475
5% 1/1/24	35,000	35,836
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	281,235
Series 2015 A, 3% 1/1/23	250,000	250,082
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	20,000	20,503
TOTAL MINNESOTA		20,267,404
Mississippi - 0.3%
Jackson Gen. Oblig. Series 2021:
5% 3/1/23	325,000	326,860
5% 3/1/24	500,000	513,509
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	766,921
Mississippi Hosp. Equip. & Facilities Auth. Bonds Series 2020 A2, 3.15%, tender 9/1/36 (b)	11,000,000	10,985,802
TOTAL MISSISSIPPI		12,593,092
Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	20,000	20,070
5% 3/1/24	15,000	15,239
5% 3/1/25	15,000	15,379
5% 3/1/26	20,000	20,700
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/24	1,000,000	1,029,990
Series 2020, 5% 11/15/23	815,000	831,236
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	65,030
Missouri State Pub. Util. Commn Rev. Series 2022, 0.75% 8/1/23	10,000,000	9,813,712
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	226,327
5% 3/1/25	225,000	235,575
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	256,715
Series 2019 B:
5% 7/1/23 (d)	385,000	389,182
5% 7/1/24 (d)	400,000	410,743
5% 7/1/25 (d)	420,000	435,688
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022, 5% 3/1/23	375,000	377,268
TOTAL MISSOURI		14,142,854
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	30,003
Series 2022 A, 3% 6/1/52	265,000	253,672
Series A1, 3.5% 6/1/50	390,000	384,868
TOTAL MONTANA		668,543
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (b)	3,075,000	3,086,414
Series 2019, 4% 8/1/23	580,000	582,226
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,676,273
Series 2022, 5% 12/15/25	4,000,000	4,161,280
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (d)	725,000	733,924
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,742,402
5% 4/1/25	2,835,000	2,972,907
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	105,000	104,356
Series 2022 B:
5% 3/1/24 (d)	1,050,000	1,072,521
5% 9/1/24 (d)	1,065,000	1,096,389
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,800,000	5,719,377
Series 2016 C, 5% 1/1/25	200,000	209,033
Series B, 5% 1/1/23	250,000	250,524
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	209,975
TOTAL NEBRASKA		24,617,601
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2019 A, 5% 7/1/23	200,000	202,740
Series 2021 B:
5% 7/1/23 (d)	2,500,000	2,527,012
5% 7/1/24 (d)	2,145,000	2,203,948
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E:
5% 7/1/25	100,000	105,507
5% 7/1/27	275,000	300,604
Clark County School District:
Series 2016 A, 5% 6/15/23	225,000	227,970
Series 2017 C, 5% 6/15/24	200,000	207,151
Series 2017 D:
5% 6/15/24	400,000	400,751
5% 6/15/25	350,000	350,682
Series 2018 A:
5% 6/15/23	435,000	440,743
5% 6/15/24	685,000	709,492
5% 6/15/25	315,000	332,863
Series 2020 A, 3% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	450,000	451,227
Las Vegas Convention & Visitors Auth. Series 2021:
5% 7/1/23	1,000,000	1,012,309
5% 7/1/24	1,000,000	1,031,543
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(d)(e)	2,000,000	2,000,000
Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(e)	15,450,000	15,375,563
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	60,349
Series 2013 F1, 5% 3/1/25	250,000	251,506
TOTAL NEVADA		28,191,960
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,199,443
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 2.275%, tender 7/1/24 (b)(d)	5,000,000	4,799,068
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	555,000	536,124
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (d)	260,000	265,899
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/27	120,000	120,124
Series 2016, 5% 10/1/23	425,000	431,900
TOTAL NEW HAMPSHIRE		7,352,558
New Jersey - 2.9%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	718,617
4% 4/1/24	425,000	432,883
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	70,000	70,264
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,300,724
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	685,710
5% 9/1/25	850,000	898,452
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,054,484
5% 11/1/26	1,100,000	1,175,129
Series QQQ:
5% 6/15/23	420,000	425,072
5% 6/15/24	300,000	309,260
5% 6/15/25	385,000	403,453
5% 6/15/26	555,000	589,671
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	533,956
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	25,292
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,644
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (d)	350,000	352,122
Series 2005 N1, 5.5% 9/1/23	350,000	356,967
Series 2012 II, 5% 3/1/23	835,000	838,242
Series 2013 NN, 5% 3/1/26	305,000	306,384
Series 2013:
5% 3/1/23	1,890,000	1,900,673
5% 3/1/24	480,000	482,410
5% 3/1/25	3,780,000	3,798,062
Series 2014 UU, 5% 6/15/24	400,000	412,347
Series 2015 XX:
4% 6/15/24	545,000	553,695
5% 6/15/23	75,000	75,906
Series 2019:
5.25% 9/1/23 (e)	5,000,000	5,090,365
5.25% 9/1/24 (e)	3,185,000	3,308,810
Series UU, 3.1% 6/15/23	575,000	576,171
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (d)	2,500,000	2,471,923
Series 2020 E, 0.85% 12/1/25 (d)	1,600,000	1,463,659
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,000,000	1,980,480
New Jersey Edl. Facility Series 2016 A:
5% 7/1/23	75,000	75,923
5% 7/1/24	175,000	180,328
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	580,000	586,907
Series 2014, 5% 6/1/24	385,000	397,978
Series 2020 A:
4% 6/1/23	24,320,000	24,490,228
5% 6/1/24	1,530,000	1,581,574
5% 6/1/25	2,330,000	2,457,366
Series 2021, 2% 6/1/25	840,000	814,151
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	157,191
Series 2016 A:
5% 7/1/24	25,000	25,899
5% 7/1/24 (Escrowed to Maturity)	20,000	20,700
5% 7/1/24 (Escrowed to Maturity)	10,000	10,342
5% 7/1/25 (Escrowed to Maturity)	10,000	10,540
5% 7/1/26 (Escrowed to Maturity)	5,000	5,365
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,365
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (d)	500,000	500,000
Series 2015 1A:
5% 12/1/22 (d)	200,000	200,000
5% 12/1/24 (d)	55,000	56,719
Series 2016 1A:
5% 12/1/22 (d)	1,400,000	1,400,000
5% 12/1/23 (d)	1,400,000	1,424,993
5% 12/1/24 (d)	1,430,000	1,476,937
Series 2017 1A:
5% 12/1/22 (d)	215,000	215,000
5% 12/1/23 (d)	4,195,000	4,265,751
5% 12/1/25 (d)	420,000	438,954
Series 2018 B, 5% 12/1/24 (d)	4,000,000	4,128,161
Series 2019 A:
5% 12/1/22	245,000	245,000
5% 12/1/23	4,260,000	4,355,038
5% 12/1/24	270,000	280,614
Series 2020 A, 5% 12/1/23 (d)	1,500,000	1,526,778
Series 2020:
5% 12/1/22 (d)	1,600,000	1,600,000
5% 12/1/22 (d)	1,660,000	1,660,000
5% 12/1/23 (d)	945,000	961,870
5% 12/1/24 (d)	675,000	696,099
Series 2021 A:
5% 12/1/23 (d)	200,000	203,570
5% 12/1/24 (d)	330,000	340,315
5% 12/1/25 (d)	700,000	728,347
Series 2021 B, 5% 12/1/24 (d)	570,000	587,817
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	670,000	655,241
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/23 (d)	115,000	115,349
4% 10/1/23 (d)	125,000	125,603
4% 4/1/25 (d)	150,000	151,067
Series 2021 H:
0.2% 4/1/23	235,000	233,036
0.35% 4/1/24	775,000	748,591
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	4,455,000	4,495,602
5% 6/1/24	2,500,000	2,564,719
5% 6/1/25	825,000	852,421
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22	5,365,000	5,370,340
5.25% 12/15/23	470,000	481,145
Series 2006 A:
5.25% 12/15/22	1,160,000	1,161,155
5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	512,321
5.5% 12/15/22	3,000,000	3,003,254
5.5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,002,221
Series 2010 D, 5.25% 12/15/23	555,000	568,161
Series 2013 AA, 5% 6/15/23	785,000	794,480
Series 2016 A, 5% 6/15/27	90,000	95,102
Series 2016 A1, 5% 6/15/24	800,000	825,181
Series 2016 A2, 5% 6/15/23	1,205,000	1,219,101
Series 2018 A:
5% 6/15/23	445,000	450,207
5% 6/15/24	755,000	778,764
Series 2022 AA:
5% 6/15/23	150,000	151,812
5% 6/15/24	330,000	340,186
5% 6/15/25	2,000,000	2,095,861
Series A:
5% 12/15/23	365,000	372,731
5% 12/15/24	210,000	218,193
5% 12/15/25	200,000	211,317
Series D, 5% 12/15/23	480,000	490,166
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	277,756
Series 2018 N, 4% 5/1/23	370,000	372,226
Series Q, 5% 5/1/23	65,000	65,657
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	263,311
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	320,398
TOTAL NEW JERSEY		124,106,322
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	750,000	759,835
5% 9/1/24 (d)	1,000,000	1,028,614
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	365,000	365,188
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,000,000	1,025,017
Series 2019 A:
4% 5/1/23	980,000	982,947
4% 11/1/23	645,000	648,145
4% 11/1/24	250,000	251,390
4% 5/1/25	960,000	964,168
Santa Fe Pub. School District Gen. Oblig. Series 2021, 4% 8/1/23	450,000	454,212
TOTAL NEW MEXICO		6,479,516
New York - 3.8%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	41,105
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/23	400,000	404,466
5% 6/1/24	940,000	969,587
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	805,000	844,063
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,018,743
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,430,445
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	426,926
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	370,176
Series 2020 A, 5% 7/1/23	300,000	304,180
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	5,190,000	5,009,877
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/23	1,025,000	1,027,099
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	900,000	911,918
Series 1, 5% 8/1/23	405,000	411,626
Series 2006, 2.74%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 2.8%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,875,000	2,875,000
Series 2007 C-4, 2.8%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 2.7%, tender 12/6/22 (Assured Guaranty Muni. Corp. Insured) (b)	2,725,000	2,725,000
Series 2008 A-3, 2.8%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,425,000	2,425,000
Series 2008 C-4, 2.75%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2013 D, 5% 8/1/23	1,605,000	1,611,534
Series 2013 F1, 5% 3/1/24	250,000	251,499
Series 2013 I, 5% 8/1/23	200,000	203,272
Series 2014 J, 5% 8/1/25	410,000	424,788
Series 2015 A, 5% 8/1/23	570,000	579,325
Series 2017 C, 5% 8/1/23	120,000	121,963
Series 2018 A:
5% 8/1/23	200,000	203,272
5% 8/1/24	150,000	155,958
5% 8/1/26	565,000	610,561
Series 2020 A1, 5% 8/1/27	1,700,000	1,866,355
Series 2021 F1, 5% 3/1/23	85,000	85,533
Series 2022 B1, 5% 8/1/28	1,935,000	2,159,380
Series A:
4% 8/1/23	995,000	1,004,774
5% 8/1/23	100,000	101,636
5% 8/1/25	670,000	694,166
Series C:
5% 8/1/23	300,000	304,908
5% 8/1/26	220,000	237,740
Series D, 5% 8/1/25	710,000	712,845
Series F1:
5% 3/1/27	325,000	326,762
5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	407,601
Series H3, 5% 8/1/23	475,000	482,771
Series I1, 5% 3/1/27	200,000	205,379
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,478,677
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	447,936
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,513,343
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,667,615
Series 2021, 0.6%, tender 7/1/25 (b)	430,000	396,448
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	1,914,394
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,041,040
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	386,143
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 1.96% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	72,619
5% 7/15/24 (Escrowed to Maturity)	305,000	316,175
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	392,789
Series S1, 5% 7/15/23 (Escrowed to Maturity)	600,000	609,247
New York City Transitional Fin. Auth. Rev.:
Series 2007 A3:
5% 8/1/23	165,000	167,480
5% 8/1/23	880,000	894,631
Series 2014 D1, 5% 2/1/27	350,000	358,687
Series 2021 F1, 5% 11/1/27	775,000	858,333
Series 2022 B1, 5% 11/1/25	2,000,000	2,134,322
Series A1:
5% 5/1/23	300,000	303,181
5% 8/1/24	250,000	259,930
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 4% 12/15/22 (Escrowed to Maturity)	325,000	325,194
Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	865,000	889,872
Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	315,883
Series 2015 E, 5% 3/15/23 (Escrowed to Maturity)	300,000	302,249
Series 2016 D:
5% 2/15/23 (Escrowed to Maturity)	665,000	668,547
5% 2/15/25 (Escrowed to Maturity)	455,000	479,089
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 5/1/23	510,000	514,370
5% 7/1/24	275,000	285,318
Series 2015, 5% 12/1/22 (e)	700,000	700,000
Series 2021 A, 5% 7/1/24	1,410,000	1,451,168
Series 2022 A:
5% 7/1/26	200,000	210,757
5% 7/1/27	500,000	532,377
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/24	250,000	257,668
Series 2017 A, 5% 3/15/24	445,000	458,648
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	359,995
5% 11/15/26	1,055,000	1,133,615
Series 2016 B1, 5% 11/15/25	255,000	269,550
Series 2017 B2, 5% 11/15/24	420,000	436,643
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.883%, tender 4/1/24 (b)(c)	5,390,000	5,258,837
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,105,489
Series 2020 A2, 5%, tender 5/15/24 (b)	800,000	815,831
Series 2016 B, 5% 11/15/23	2,035,000	2,065,591
Series 2016 D, 5% 11/15/27	1,070,000	1,114,301
Series 2017 A2, 5% 11/15/25	1,880,000	1,955,894
Series 2017 B, 5% 11/15/23	780,000	791,725
Series 2017 C1, 5% 11/15/28	660,000	684,828
Series 2017 D:
5% 11/15/23	420,000	426,314
5% 11/15/25	2,140,000	2,210,007
Series 2020 A, 5% 2/1/23	8,530,000	8,553,995
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	345,000	345,313
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	415,000	415,384
Series 2017 A:
5% 2/15/23	555,000	557,917
5% 2/15/25	250,000	262,741
5% 2/15/25 (Escrowed to Maturity)	440,000	461,941
Series 2017 B:
5% 2/15/23	210,000	211,104
5% 2/15/23 (Escrowed to Maturity)	455,000	457,305
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	210,968
Series 2019 D, 5% 2/15/23	390,000	392,050
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	251,874
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 3.35%, tender 12/2/22 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	369,268
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	870,916
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	240,403
Series J, 0.75% 5/1/25	360,000	337,123
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (d)	1,110,000	1,132,412
Series 221, 3.5% 10/1/32 (d)	50,000	48,915
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/23 (d)	2,500,000	2,501,183
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (d)	475,000	475,000
5% 12/1/23 (d)	675,000	684,392
5% 12/1/25 (d)	1,100,000	1,136,954
Series 2020 C:
5% 12/1/22	2,355,000	2,355,000
5% 12/1/23	1,000,000	1,018,346
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (d)	3,190,000	3,308,677
5% 12/1/27 (d)	1,585,000	1,649,458
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	251,141
Series 2013 D, 5% 3/15/24 (Pre-Refunded to 3/15/23 @ 100)	355,000	357,374
Series 2014 A, 5% 3/15/26 (Pre-Refunded to 3/15/24 @ 100)	340,000	350,428
Series 2016 A:
5% 3/15/23	640,000	644,731
5% 3/15/29	420,000	446,863
Series 2017 A, 5% 3/15/23	200,000	201,478
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (d)	4,225,000	4,252,435
5% 4/1/24 (d)	2,885,000	2,954,994
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	270,696
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	275,000	276,739
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	280,000	289,198
5% 6/15/25	295,000	310,468
Series 2022 B:
5% 10/1/25	340,000	359,738
5% 10/1/26	175,000	188,036
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/23 (d)	750,000	757,498
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	977,043
2%, tender 5/15/26 (b)	1,285,000	1,210,906
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,302,430
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,449,804
Series 2022 A, 5% 8/15/24	10,000,000	10,409,362
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.926%, tender 2/1/24 (b)(c)	1,980,000	1,953,677
Series 2013 A, 5% 11/15/26	400,000	404,379
Series 2016 A, 5% 11/15/23	400,000	409,071
Yonkers Gen. Oblig.:
Series 2021 A:
4% 2/15/24	250,000	254,063
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	426,258
Series 2021 B:
4% 2/15/24	290,000	294,713
5% 2/15/26	320,000	341,411
TOTAL NEW YORK		162,973,556
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 186, 5% 10/15/23 (d)	500,000	507,613
Series 188, 5% 5/1/23 (d)	200,000	201,532
Series 189, 5% 5/1/23	200,000	202,062
Series 2013 178, 5% 12/1/25 (d)	975,000	990,388
Series 2013:
5% 12/1/22	275,000	275,000
5% 12/1/24 (d)	250,000	254,164
Series 2014 185, 5% 9/1/25 (d)	415,000	426,875
Series 2018, 5% 9/15/25 (d)	390,000	406,981
Series 2020 221, 5% 7/15/24 (d)	605,000	621,617
Series 207:
5% 9/15/23 (d)	2,095,000	2,124,074
5% 9/15/24 (d)	430,000	442,935
Series 223:
5% 7/15/23 (d)	3,675,000	3,716,174
5% 7/15/24 (d)	1,250,000	1,284,334
5% 7/15/25 (d)	885,000	921,432
TOTAL NEW YORK AND NEW JERSEY		12,375,181
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (d)	100,000	104,364
Series 2021 B, 5% 7/1/24 (d)	2,000,000	2,056,834
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,000,000	2,668,579
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,409,322
Series 2021 B, 5%, tender 12/2/24 (b)	1,360,000	1,414,876
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(d)	2,000,000	1,926,005
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	314,670
North Carolina Grant Anticipation Rev.:
Series 2017, 5% 3/1/23	450,000	452,767
Series 2019, 5% 3/1/25	335,000	352,316
Series 2021, 5% 3/1/25	1,250,000	1,314,613
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	3,465,000	3,465,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A:
5% 1/1/23	385,000	385,779
5% 1/1/25	200,000	208,785
Series 2015 B, 5% 1/1/23	425,000	425,860
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (d)	1,000,000	1,053,394
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	22,600,000	23,132,142
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/23 (d)	235,000	237,023
Series 2020 A:
5% 5/1/23 (d)	340,000	342,928
5% 5/1/27 (d)	130,000	138,141
TOTAL NORTH CAROLINA		41,403,398
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,853,924
Ohio - 0.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	46,386
Allen County Hosp. Facilities Rev.:
Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,412,598
Series 2017 A, 5% 8/1/23	2,675,000	2,715,564
Series 2020 A:
5% 12/1/22	1,550,000	1,550,000
5% 12/1/23	1,000,000	1,022,707
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	541,603
Series 2021 A:
4% 2/15/23	1,500,000	1,504,049
5% 2/15/24	555,000	569,480
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	25,608
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	411,536
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,395
Series 2018 A:
5% 1/1/25 (d)	1,425,000	1,468,632
5% 1/1/26 (d)	290,000	302,109
Series 2019 B, 5% 1/1/27 (d)	350,000	368,640
Dayton City School District Ctfs. Prtn. Series 2021:
3% 12/1/22	270,000	270,000
3% 12/1/24	165,000	165,214
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	40,000	40,255
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,325,000	1,337,766
Franklin County Rev. Bonds Series 2013 OH, 3.3%, tender 2/1/23 (b)	5,050,000	5,055,751
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	425,000
2% 12/1/23	355,000	351,770
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	793,582
5% 8/1/25	310,000	324,652
5% 8/1/26	535,000	567,378
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	571,634
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	491,422
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	800,000	805,058
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	585,000
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	503,219
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/23	605,000	606,159
5% 1/1/25	60,000	62,722
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	35,000	35,456
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A:
5% 2/15/24	55,000	56,567
5% 2/15/25	1,055,000	1,108,508
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	45,000	45,179
5% 2/15/24	35,000	35,767
5% 2/15/25	35,000	36,356
5% 2/15/26	405,000	423,987
Series 2019, 5% 2/15/29	800,000	833,636
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	510,562
3% 12/1/24	425,000	425,960
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	307,453
5% 1/1/25	400,000	413,305
TOTAL OHIO		33,138,625
Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,006,083
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	1,050,000	1,066,991
4% 6/1/25	295,000	302,537
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	397,758
3% 10/1/25	730,000	722,181
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	623,092
Oklahoma City Arpt. Trust Series 2018, 5% 7/1/24 (d)	1,665,000	1,709,719
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 2.37% 8/15/31 (b)	2,680,000	2,680,000
Oklahoma Dev. Fin. Auth. Rev.:
(Gilcrease Expressway West Proj.) Series 2020, 1.625% 7/6/23 (d)	4,000,000	3,930,776
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	563,366
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	329,161
Osage County Indl. Auth. Series 2022, 2% 9/1/23	3,500,000	3,457,821
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,754,842
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	453,049
4% 9/1/25	690,000	707,657
Univ. of Oklahoma Gen. Rev.:
Series 2020 B, 4% 7/1/24	490,000	496,807
Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,139,825
TOTAL OKLAHOMA		24,341,665
Oregon - 0.3%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	6,770,000	6,719,098
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,551,227
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/22	135,000	135,000
4% 12/1/23	110,000	111,162
4% 12/1/24	150,000	152,908
4% 12/1/25	150,000	154,007
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (d)	1,255,000	1,285,553
Series 2015 23, 5% 7/1/23	275,000	278,863
Series 2022, 5% 7/1/25 (d)	1,315,000	1,366,426
Series 26 C:
5% 7/1/23 (d)	2,000,000	2,021,725
5% 7/1/24 (d)	1,000,000	1,027,170
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	135,208
TOTAL OREGON		14,938,347
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 2.6%, tender 5/15/27 (b)(c)	4,000,000	3,891,163
Series 2019 A, 5% 7/15/24	1,745,000	1,804,109
Series 2021 B:
5% 10/15/23	950,000	967,750
5% 10/15/24	705,000	732,338
5% 10/15/25	740,000	781,833
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	306,005
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(d)	1,700,000	1,700,000
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	245,745
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	710,000	720,719
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	283,737
Series 2020 A, 5% 6/1/23	350,000	353,907
Delaware County Auth. Univ. Rev. Series 2020, 5% 10/1/23	240,000	241,926
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022:
5% 1/1/24 (f)	1,700,000	1,740,357
5% 1/1/25 (f)	1,805,000	1,888,328
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	642,742
4% 2/1/25	345,000	353,208
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 11/1/35 (b)	1,400,000	1,400,000
Monroeville Fin. Auth. UPMC Rev. Series 2012, 3% 2/15/23	340,000	340,134
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,056
Series 2019:
5% 9/1/23	500,000	507,374
5% 9/1/26	1,250,000	1,333,063
Neshannock Township School District Gen. Oblig. Series 2021 B, 2% 9/1/23	325,000	322,596
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	372,817
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	703,170
Parkland School District Series 2021 A, 3% 2/1/24	225,000	226,010
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 5% 11/15/23	225,000	229,589
Series 2021 A, 4% 10/15/23	425,000	429,318
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 3.875%, tender 1/17/23 (b)(d)	4,100,000	4,102,556
Series 2019 B1, 3.875%, tender 1/17/23 (b)(d)	900,000	900,561
(Republic Svcs., Inc. Proj.):
Series 2014, 3.6%, tender 6/1/44 (b)(d)	10,000,000	10,001,969
Series 2019 B2, 2.35%, tender 1/17/23 (b)(d)	3,800,000	3,795,092
(Waste Mgmt., Inc. Proj.) Series 2013, 4%, tender 2/1/23 (b)(d)	25,500,000	25,529,687
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	500,000	469,672
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 2.3%, tender 6/3/24 (b)(c)(d)	1,365,000	1,313,715
Series 2011, 2.15%, tender 7/1/24 (b)(d)	775,000	748,642
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	780,000	793,782
Series 2019, 5% 7/15/25	1,000,000	1,059,218
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014, 5% 12/1/22	20,000	20,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 3.381%, tender 12/1/22 (b)(c)	4,000,000	4,003,359
Series 2019, 1.4%, tender 1/1/23 (b)	4,500,000	4,493,561
Series 2021 134 B, 5% 10/1/23 (d)	1,000,000	1,015,080
Series 2021 134B, 5% 10/1/24 (d)	1,000,000	1,029,165
Series 2021 135 B:
5% 4/1/23 (d)	660,000	664,812
5% 10/1/23 (d)	1,025,000	1,042,065
5% 4/1/24 (d)	600,000	613,295
5% 10/1/24 (d)	805,000	829,057
5% 4/1/25 (d)	180,000	186,528
Series 2021 137:
0.45% 10/1/23	325,000	318,639
5% 4/1/24	200,000	205,750
5% 4/1/25	200,000	209,544
5% 10/1/26	280,000	300,017
Series 2022 138, 5% 4/1/25	2,415,000	2,530,247
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022:
1.25%, tender 2/1/24 (b)	6,000,000	5,855,666
1.5%, tender 7/1/23 (b)	9,000,000	8,910,419
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B:
5% 12/1/22	800,000	800,000
5% 12/1/23	1,410,000	1,442,999
Series 2022 B:
5% 12/1/23 (f)	435,000	445,180
5% 12/1/24 (f)	425,000	444,317
5% 12/1/25 (f)	425,000	453,172
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (d)	1,315,000	1,348,407
5% 6/15/26 (d)	1,000,000	1,034,366
Series 2017 A, 5% 7/1/24	40,000	41,293
Series 2017 B:
5% 7/1/23 (d)	3,280,000	3,313,736
5% 7/1/24 (d)	1,160,000	1,190,253
5% 7/1/25 (d)	440,000	456,435
Series 2020 C, 5% 7/1/23 (d)	8,930,000	9,021,849
Series 2021:
5% 7/1/24 (d)	1,970,000	2,021,378
5% 7/1/25 (d)	3,925,000	4,071,608
5% 7/1/28 (d)	95,000	101,561
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	542,822
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	188,267
Series 2021 B, 5% 9/1/23	660,000	671,654
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,778,740
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.55%, tender 12/1/22 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,000,000	3,995,635
Series 2019 A, 5% 9/1/23	270,000	274,586
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,222
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,312
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,397
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,349
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	215,665
5% 5/1/25	340,000	353,626
5% 5/1/26	320,000	337,036
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020, 5% 6/1/23	750,000	758,931
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	200,651
3% 12/1/24	250,000	251,262
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	351,103
4% 7/1/24	450,000	452,997
TOTAL PENNSYLVANIA		140,045,901
Rhode Island - 0.1%
Rhode Island Commerce Corp. Series 2016 A, 5% 6/15/24	1,010,000	1,040,253
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/23	25,000	25,159
5% 5/15/24	160,000	162,944
5% 5/15/25	120,000	123,057
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	137,017
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	65,000	65,039
Series 2022 76 A:
5% 4/1/27	35,000	37,945
5% 4/1/28	250,000	274,745
5% 4/1/29	300,000	332,656
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (d)	490,000	525,661
Series A, 4% 12/1/26 (d)	250,000	253,170
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	77,009
5% 6/1/27	20,000	20,527
TOTAL RHODE ISLAND		3,075,182
South Carolina - 0.6%
Charleston County Arpt. District Series 2013 A, 5.5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100) (d)	850,000	863,730
Charleston County School District Series 2022, 4% 3/31/23	5,000,000	5,026,562
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	9,975,000	10,011,095
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2021 A, 4% 1/1/24	1,000,000	1,012,980
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	97,119
5% 12/1/26	25,000	26,186
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2022 B, 4% 3/1/23	1,770,000	1,776,992
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	95,000	95,021
South Carolina Ports Auth. Ports Rev.:
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	670,000	706,074
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	320,000	337,229
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	175,000	184,422
Series 2019 B, 5% 7/1/26 (d)	185,000	195,206
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/23	110,000	112,127
5% 12/1/25	190,000	196,479
Series 2015 A, 5% 12/1/25	115,000	119,864
Series 2020 A:
5% 12/1/22	270,000	270,000
5% 12/1/22 (Escrowed to Maturity)	480,000	480,000
5% 12/1/23	395,000	404,087
5% 12/1/23	225,000	229,350
5% 12/1/24	135,000	140,041
5% 12/1/24 (Escrowed to Maturity)	230,000	240,271
Series 2021 A:
5% 12/1/24	375,000	389,002
5% 12/1/25	850,000	892,815
Series 2022 C:
5% 12/1/23	270,000	275,407
5% 12/1/25	360,000	378,133
Series 2022 E:
5% 12/1/23	500,000	510,014
5% 12/1/25	150,000	157,556
5% 12/1/26	170,000	180,779
Series A, 5% 12/1/23	1,015,000	1,034,625
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	690,000	695,590
TOTAL SOUTH CAROLINA		27,038,756
South Dakota - 0.0%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/23	275,000	275,402
3% 4/1/24	425,000	426,253
3% 4/1/25	500,000	495,009
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 5% 9/1/23	335,000	339,941
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	605,000	605,477
TOTAL SOUTH DAKOTA		2,142,082
Tennessee - 1.4%
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (b)	1,250,000	1,250,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B, 5% 7/1/23 (d)	1,405,000	1,419,856
Series 2021 A, 5% 7/1/25 (d)	2,750,000	2,852,719
Series 2021 C:
5% 7/1/23 (d)	1,750,000	1,768,505
5% 7/1/24 (d)	1,850,000	1,899,688
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	400,000	375,738
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	3,925,301
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (d)	1,910,000	1,981,343
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B:
4% 1/1/23	10,995,000	11,009,129
4% 1/1/26	1,425,000	1,479,983
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	10,872,493
Series 2021 A:
4% 3/1/23	350,000	350,462
4% 9/1/23	275,000	275,846
4% 3/1/24	300,000	301,264
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	17,660,000	17,686,033
Series 2021 A, 5% 11/1/23	250,000	252,525
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	1,510,000	1,602,033
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	245,000	235,817
TOTAL TENNESSEE		59,538,735
Texas - 4.2%
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,185
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,513,177
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	457,177
5% 12/15/24	550,000	566,513
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (d)	715,000	735,706
Series 2019:
5% 11/15/23 (d)	845,000	860,393
5% 11/15/24 (d)	3,360,000	3,477,635
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022, 5% 11/15/25	1,000,000	1,066,827
Cameron County Tex Hsg. Fin. Corpm Bonds Series 2022, 3.5%, tender 12/1/23 (b)	3,000,000	2,996,585
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	55,000	55,104
5% 1/1/24	75,000	76,726
5% 1/1/26	75,000	79,028
Series 2020 B:
5% 1/1/23	220,000	220,416
5% 1/1/25	125,000	129,745
5% 1/1/26	125,000	131,713
Series 2020 F, 5% 1/1/25	2,000,000	2,050,318
City of Beaumont Series 2021, 5% 3/1/23	665,000	669,005
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	593,801
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	501,462
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 2.85%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,425,000	5,425,000
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	200,000	200,373
Cypress-Fairbanks Independent School District:
Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,495,000	4,300,955
Series 2020 A, 5% 2/15/25	200,000	210,056
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (d)	1,455,000	1,478,090
Series 2014 A:
4% 11/1/23 (d)	200,000	201,388
5.25% 11/1/26 (d)	900,000	913,273
5.25% 11/1/30 (d)	1,000,000	1,012,325
Series 2014 D, 5% 11/1/23 (d)	3,580,000	3,636,813
Series 2020 A:
5% 11/1/23	2,250,000	2,294,083
5% 11/1/24	225,000	233,921
Series 2021 B, 5% 11/1/24	3,500,000	3,638,775
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	600,000	585,519
Series 2016, 0% 8/15/25	35,000	32,435
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	416,311
5% 9/1/26	300,000	315,806
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	735,691
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,190,000	2,960,658
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,170,000	1,945,196
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	35,222
Series 2016, 5% 3/1/25	120,000	126,069
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,838,767
Georgetown Independent School District Bonds Series 2019 B, 2.5%, tender 8/1/23 (b)	3,300,000	3,290,140
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	456,439
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	1,893,278
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	488,019
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,770,000	1,636,372
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	207,232
Series 2014 A, 5% 12/1/26	120,000	124,586
Series 2020 A, 4% 7/1/25	250,000	256,328
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 2.75%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,400,000	5,400,000
Series A3, 2.8%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,525,000	3,525,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (d)	400,000	415,743
Series 2020 A, 5% 7/1/23 (d)	1,000,000	1,010,516
Series 2021 A:
5% 7/1/24 (d)	500,000	513,351
5% 7/1/26 (d)	1,250,000	1,315,077
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	254,436
4% 9/1/25	215,000	220,102
4% 9/1/26	275,000	284,232
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	1,000,000	1,006,308
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	4,000,204
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,436,286
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,854,858
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	233,750
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	980,616
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (d)	375,000	380,951
Series 2017:
5% 11/1/23 (d)	1,150,000	1,168,250
5% 11/1/24 (d)	750,000	773,931
Series 2021:
5% 11/1/23 (d)	3,860,000	3,921,256
5% 11/1/24 (d)	3,560,000	3,673,591
5% 11/1/25 (d)	605,000	629,381
5% 11/1/26 (d)	405,000	424,588
5% 11/1/27 (d)	415,000	437,666
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	268,058
Series 2019:
5% 5/15/23	1,070,000	1,081,424
5% 5/15/24	930,000	959,506
Series 2020:
5% 5/15/23	215,000	217,295
5% 5/15/24	550,000	567,450
Series 2015 B, 5% 5/15/24	325,000	335,311
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,471,761
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	2,435,000	2,556,969
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
5% 4/15/24	875,000	902,656
5% 4/15/25	725,000	760,143
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	113,068
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (b)	2,000,000	1,970,328
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 4.1%, tender 2/1/23 (b)(d)	4,500,000	4,505,084
(Waste Mgmt., Inc. Proj.):
Series 2018, 2.275%, tender 7/1/24 (b)(d)	3,425,000	3,287,362
Series 2020 B, 2.95%, tender 12/1/22 (b)(d)	9,750,000	9,750,000
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,834,578
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	57,953
North Texas Tollway Auth. Rev.:
Series 2015 B, 5% 1/1/23	325,000	325,676
Series 2016 A, 5% 1/1/23	780,000	781,623
Series 2017 A:
5% 1/1/24	70,000	70,137
5% 1/1/24 (Pre-Refunded to 1/1/23 @ 100)	535,000	536,056
5% 1/1/26	65,000	65,118
5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100)	515,000	516,017
Series 2019 A, 5% 1/1/23	325,000	325,676
Series 2019 B, 5% 1/1/25	325,000	339,544
Series 2020 A, 5% 1/1/25	265,000	276,859
Series 2021 B, 5% 1/1/26	695,000	739,897
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (b)	3,000,000	2,984,996
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (b)	2,500,000	2,481,368
Pasadena Independent School District Series 2022, 5% 2/15/25	2,595,000	2,724,906
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	295,000	303,300
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	610,000	608,960
Port Arthur Series 2021:
5% 2/15/24	240,000	246,233
5% 2/15/24	195,000	200,064
Port of Houston Auth. Series 2021, 5% 10/1/23	805,000	821,072
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	1,000,000	990,382
Series 2015, 5% 2/15/24	250,000	257,063
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (d)	195,000	197,051
5% 7/1/25 (d)	400,000	414,941
5% 7/1/26 (d)	500,000	526,031
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, NULL 0%, tender 12/1/25 (b)(f)	4,065,000	4,064,997
Series 2022, 2%, tender 12/1/27 (b)	1,480,000	1,384,090
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	346,530
Series 2022, 5% 2/1/26	545,000	580,897
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	324,164
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,665,676
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	209,530
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	20,346
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	50,865
Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,030,000	2,144,914
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,297,460
5% 2/15/26	35,000	37,209
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,397,134
5% 5/15/26	725,000	780,421
Texas Gen. Oblig.:
Series 2013 B, 5.5% 8/1/23 (d)	5,500,000	5,595,140
Series 2019, 4% 8/1/25 (d)	3,005,000	3,082,445
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/22	1,250,000	1,250,616
5% 12/15/23	3,450,000	3,491,311
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	901,742
3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	853,646
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,500,000	3,210,366
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	325,314
4% 3/1/24	580,000	588,971
4% 3/1/25	400,000	409,298
TOTAL TEXAS		179,339,727
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	150,000	154,029
Series 2018 A, 5% 7/1/23 (d)	250,000	252,644
Series 2021 A:
5% 7/1/23 (d)	550,000	555,816
5% 7/1/24 (d)	1,000,000	1,026,858
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	4,760,000	4,868,777
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	488,486
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	696,148
TOTAL UTAH		8,042,758
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (d)	700,000	707,593
Series 2019 A, 5% 6/15/25 (d)	1,300,000	1,343,656
Series 2020 A, 5% 6/15/27 (d)	665,000	702,544
TOTAL VERMONT		2,753,793
Virginia - 0.6%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	343,988
5% 7/1/24	425,000	437,741
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	7,400,000	7,525,481
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,625,000	1,641,098
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	51,422
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,890,613
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(d)	735,000	732,826
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (b)	2,500,000	2,473,872
Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,636,577
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,188,427
4% 7/1/25	1,000,000	1,026,815
Series 2021 B:
4% 7/1/23 (d)	500,000	502,435
5% 7/1/24 (d)	400,000	410,432
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,711
5% 6/15/25	20,000	20,909
5% 6/15/26	35,000	37,054
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 B, 5% 8/1/23 (d)	410,000	415,972
Virginia Small Bus. Fing. Auth. Series 2020 A, 5% 1/1/23	400,000	400,655
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	1,985,926
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	296,865
TOTAL VIRGINIA		26,044,819
Washington - 0.8%
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,176,448
4% 11/1/24	135,000	137,730
Series 2020:
3% 6/1/23	400,000	400,443
3% 6/1/25	275,000	274,207
Series 2021:
2% 6/1/23	780,000	777,039
3% 12/1/25	825,000	821,874
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021, 2% 10/1/23	100,000	99,272
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	3,295,000	3,011,341
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/23 (d)	2,065,000	2,102,800
Series 2016, 5% 2/1/25	290,000	303,216
Series 2019:
5% 4/1/23 (d)	615,000	618,891
5% 4/1/24 (d)	400,000	409,441
5% 4/1/25 (d)	280,000	291,113
Series 2021 C:
5% 8/1/23 (d)	3,665,000	3,710,141
5% 8/1/24 (d)	1,360,000	1,399,642
5% 8/1/25 (d)	390,000	407,518
Series 2021:
5% 9/1/23 (d)	2,100,000	2,134,885
5% 9/1/24 (d)	1,080,000	1,116,486
Series 2022 B:
5% 8/1/24 (d)	1,420,000	1,461,391
5% 8/1/25 (d)	1,335,000	1,394,965
5% 8/1/26 (d)	835,000	883,461
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,598,047
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	26,176
5% 1/1/26	35,000	37,325
Washington Gen. Oblig.:
Series 2018 C, 5% 8/1/25	1,000,000	1,062,011
Series R 2020 A, 5% 1/1/25	250,000	262,275
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	211,751
5% 8/15/26	115,000	119,981
5% 8/15/27	50,000	52,670
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,114,601
Series 2015 B, 5% 8/15/23	600,000	609,715
Series 2015, 5% 7/1/24	1,250,000	1,284,157
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	993,151
Washington State Econ. Dev. Fin. Auth. Bonds Series 2022, 0%, tender 12/8/23 (b)(d)(f)	5,000,000	5,007,164
TOTAL WASHINGTON		35,311,328
West Virginia - 0.1%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,465,077
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,785,248
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	220,093
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,532,697
TOTAL WEST VIRGINIA		5,003,115
Wisconsin - 0.5%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	311,020
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,871,182
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,078,390
Milwaukee County Arpt. Rev.:
Series 2013 A, 5.25% 12/1/23 (d)	35,000	35,762
Series 2016 A, 5% 12/1/22 (d)	1,000,000	1,000,000
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	1,130,000	1,178,986
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	348,510
5% 6/1/24	675,000	693,444
5% 6/1/25	375,000	389,149
5% 6/1/26	300,000	315,007
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	2,000,017
Racine Unified School District Series 2021:
2% 4/1/23	225,000	224,542
2% 4/1/24	475,000	470,069
2% 4/1/25	600,000	583,734
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	94,031
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/29/25 (b)	355,000	368,416
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 2.45%, tender 12/1/22 (b)(c)	4,000,000	3,990,787
Series 2018, 5% 4/1/26	195,000	207,753
Series 2019 A:
5% 12/1/23	35,000	35,746
5% 12/1/24	100,000	104,030
5% 12/1/25	125,000	131,442
5% 12/1/26	200,000	212,527
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	805,238
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021 B:
4% 9/15/24	200,000	198,562
4% 9/15/26	220,000	216,048
Series 2022, 5% 10/1/25	3,635,000	3,838,913
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	330,000	317,572
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	170,000	163,201
0.81%, tender 5/1/25 (b)	200,000	187,345
TOTAL WISCONSIN		21,371,423
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/23	250,000	251,308
4% 5/1/25	260,000	266,501
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2020 3, 5% 6/1/23 (d)	955,000	964,951
Series 2021 4, 0.3% 6/1/23 (d)	1,170,000	1,156,711
TOTAL WYOMING		2,639,471
TOTAL MUNICIPAL BONDS (Cost $2,190,780,733)		2,149,781,268

Municipal Notes - 23.7%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.1% 12/1/22, VRDN (b)	100,000	100,000
Health Care Auth. for Baptist Health Series 2013 B, 2.57% 12/7/22, VRDN (b)	6,705,000	6,705,000
TOTAL ALABAMA		6,805,000
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. Series 2015 B, 2.15% 12/1/22, LOC MUFG Bank Ltd., VRDN (b)	2,500,000	2,413,275
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	12,800,000	12,800,000
Series XF 10 91, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(i)	950,000	950,000
Glendale Indl. dev auth Sr Living Facilities Rev. Participating VRDN Series BC 22 01, 2.1% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	2,465,000	2,465,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,275,000	3,275,000
Maricopa County Poll. Cont. Rev. Series 2009 D, 2.1% 12/7/22, VRDN (b)	1,300,000	1,300,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 2.09% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(g)(i)	3,050,000	3,050,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,820,000	1,820,000
TOTAL ARIZONA		28,073,275
California - 3.3%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 2.03% 12/7/22 (Liquidity Facility Bank of America NA) (b)(g)(i)	4,825,000	4,825,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(i)	1,600,000	1,600,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 2.15% 12/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(i)	16,800,000	16,800,000
Series 2022 MIZ 90 90, 2.15% 12/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(i)	17,700,000	17,700,000
Los Angeles County Gen. Oblig. TRAN Series 2022, 4% 6/30/23	5,000,000	5,046,501
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	11,725,000	11,831,593
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2022:
2.4% 1/18/23, LOC BMO Harris Bank NA, CP	2,415,000	2,415,964
2.4% 1/18/23, LOC U.S. Bank NA, Cincinnati, CP	600,000	600,239
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 2.15% 12/7/22, LOC Mizuho Cap. Markets LLC (b)(g)(i)	1,500,000	1,500,000
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	1,250,000	1,269,513
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 93, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,770,000	2,770,000
Sacramento Muni. Util. District Elec. Rev. Series 2022 M1, 2.63% 12/6/22, LOC Bank of America NA, CP	6,000,000	6,000,784
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 2.08% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	2,800,000	2,800,000
San Diego Pub. Facilities Series 2022:
1.85% 12/6/22, CP	7,474,000	7,473,929
2.95% 2/1/23, CP	12,000,000	12,008,134
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	2,300,000	2,300,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 2.3% 1/30/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	1,900,000	1,900,000
Series MIZ 90 63, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	16,325,000	16,325,000
Series MIZ 90 95, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(i)	14,645,000	14,645,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A2, 2.75% 1/10/23, LOC Bank of America NA, CP	4,000,000	4,002,674
TOTAL CALIFORNIA		140,014,331
Colorado - 0.3%
Colorado Ed. Ln. Prog. TRAN Series 2022 A, 5% 6/29/23	5,000,000	5,073,087
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.25% 12/7/22, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 2.15% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,495,000	1,495,000
Series XM 10 61, 2.15% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,400,000	1,400,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	99,569	99,569
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	4,133,500	4,133,500
TOTAL COLORADO		12,781,156
Connecticut - 0.2%
Connecticut Hsg. Fin. Auth. Series 2022 A4, 2.2% 12/7/22, VRDN (b)	10,000,000	9,951,910
Florida - 1.2%
Broward County School District TAN Series 2022, 4% 6/30/23	2,000,000	2,019,064
Highlands County Health Facilities Auth. Rev. Series 2021 D, 1.83% 12/7/22, VRDN (b)	4,400,000	4,400,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(i)	4,300,000	4,300,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2008 3 A, 1.87% 12/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,500,000	9,500,000
Jacksonville Health Care Series 2022, 2.17% 12/1/22, CP	2,000,000	2,000,052
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 2.45% 12/7/22, VRDN (b)	12,800,000	12,800,000
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 1.95% 12/7/22, VRDN (b)	6,500,000	6,500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,035,000	1,035,000
Series MIZ 90 72, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	400,000	400,000
Miami-Dade County Aviation Rev. Series 2022, 2.81% 1/4/23, LOC Bank of America NA, CP (d)	2,000,000	2,000,949
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 1.1% 12/1/22, VRDN (b)(d)	5,000,000	5,000,000
TOTAL FLORIDA		49,955,065
Georgia - 0.5%
Atlanta Arpt. Rev. Series 2022, 2.35% 12/21/22, LOC JPMorgan Chase Bank, CP (d)	5,779,000	5,779,162
Bartow County Dev. Auth. Solidw (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 1.4% 12/1/22, VRDN (b)(d)	2,100,000	2,100,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 1.45% 12/1/22, VRDN (b)(d)	1,000,000	1,000,000
Series 2018, 1.6% 12/1/22, VRDN (b)	4,950,000	4,950,000
Participating VRDN Series 2021 XG 03 08, 1.96% 12/7/22 (Liquidity Facility Bank of America NA) (b)(g)(i)	2,970,000	2,970,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	5,000,000	5,000,000
TOTAL GEORGIA		21,799,162
Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XM 10 55, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	1,800,000	1,800,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 2.08% 12/7/22 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	655,000	655,000
Illinois - 1.3%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series XX 10 41, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	4,180,000	4,180,000
Chicago Midway Arpt. Rev. Series 2022, 2.77% 12/8/22, LOC Bank of Montreal, CP (d)	6,024,000	6,024,981
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 2.17% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(i)	10,700,000	10,700,000
Series XM 10 38, 2.17% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(i)	7,300,000	7,300,000
Series XM 10 41, 2.2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(i)	13,200,000	13,200,000
Series XX 12 43, 2.1% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(i)	3,700,000	3,700,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 2.24% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(i)	3,200,000	3,200,000
Illinois Edl. Facilities Auth. Revs. Series 2022, 2.8% 12/1/22, CP	4,800,000	4,800,210
Reg'l. Transn Auth. Extend Series 2005 B, 3.1% 12/7/22, VRDN (b)	1,005,000	1,005,000
TOTAL ILLINOIS		54,110,191
Indiana - 0.3%
Indiana Fin. Auth. Rev. Series 2022 D2:
2.25% tender 12/1/22, CP mode	5,125,000	5,125,203
2.5% tender 1/4/23, CP mode	3,875,000	3,876,289
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,235,000	2,235,000
TOTAL INDIANA		11,236,492
Kansas - 0.1%
Wichita Gen. Oblig. BAN Series 310, 5% 10/13/23	5,000,000	5,101,456
Kentucky - 0.5%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XG 01 61, 1.93% 12/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Bank of America NA, (Liquidity Facility Bank of America NA) (b)(g)(i)	5,460,000	5,460,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,000,000	1,000,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.12% 12/1/22, VRDN (b)(d)	600,000	600,000
Series 1999 B, 1.15% 12/1/22, VRDN (b)(d)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 1.83% 12/1/22, VRDN (b)(d)	13,495,000	13,495,000
Series 2020 B1, 1.83% 12/1/22, VRDN (b)(d)	800,000	800,000
TOTAL KENTUCKY		21,455,000
Louisiana - 0.6%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 2.23% 12/7/22, VRDN (b)	24,220,000	24,220,000
TOTAL LOUISIANA		24,805,000
Maryland - 0.5%
Baltimore County Gen. Oblig.:
BAN Series 2022, 4% 3/24/23	8,000,000	8,039,995
Participating VRDN Series 2022 032, 2.1% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	1,600,000	1,600,000
Baltimore Proj. Rev.:
Bonds Series Floaters G 42, 2.1%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	4,500,000	4,500,000
Participating VRDN Series 2022 XF 30 14, 1.93% 12/7/22 (Liquidity Facility Citibank NA) (b)(g)(i)	2,695,000	2,695,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.1% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	3,700,000	3,700,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2014 B, 1.8% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	2,600,000	2,600,000
TOTAL MARYLAND		23,134,995
Massachusetts - 0.2%
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 1.89% 12/6/22, LOC State Street Bank & Trust Co., Boston, CP	5,000,000	4,999,994
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A2, 1.97% 12/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	3,500,000	3,500,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	1,125,000	1,125,000
TOTAL MASSACHUSETTS		9,624,994
Michigan - 0.8%
Great Lakes Wtr. Auth. Sew Disp. Sys. Participating VRDN Series 2022 YX 12 35, 2% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	4,235,000	4,235,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series 2021 XF 11 15, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	345,000	345,000
Series 2020 III, 1.96% 1/2/24, VRDN (b)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. RAN Series 2022 A:
5% 7/20/23	400,000	406,260
5% 8/21/23, LOC JPMorgan Chase Bank	3,790,000	3,854,403
St Joseph Hosp. Fa Hsp Rev. Series 2002, 1.91% 12/7/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	7,640,000	7,640,000
Univ. of Michigan Rev.:
Series 2022 L1, 2.85% 2/2/23, CP	9,745,000	9,748,208
Series 2022, 2.7% 12/2/22, CP	5,200,000	5,200,469
TOTAL MICHIGAN		34,429,340
Minnesota - 0.1%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 2.34% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	900,000	900,000
Univ. of Minnesota Gen. Oblig. Series 2022 G, 2.7% 12/7/22, CP	3,149,000	3,149,472
TOTAL MINNESOTA		4,049,472
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 2.2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(i)	4,900,000	4,900,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,055,000	1,055,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Missouri Health & Edl. Facilities Rev. Series 2014 G, 1.87% 12/7/22, VRDN (b)	1,300,000	1,300,000
TOTAL MISSOURI		7,455,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	900,000	900,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2022 E, 1.8% 12/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	3,000,000	3,000,000
Nevada - 0.4%
Clark County Arpt. Rev. Series 2008 C1, 1.95% 12/7/22, LOC Bank of America NA, VRDN (b)(d)	10,000,000	10,000,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	5,200,000	5,200,000
TOTAL NEVADA		15,200,000
New Jersey - 0.3%
Hudson County Impt. Auth. Rev. BAN Series 2022 B1, 3% 8/4/23	6,276,000	6,292,188
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XM 09 29, 2.07% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	800,000	800,000
Series XM 10 47, 2.1% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	4,100,000	4,100,000
Newark Gen. Oblig. BAN Series 2022 D, 4% 9/29/23	3,000,000	3,016,828
TOTAL NEW JERSEY		14,209,016
New Mexico - 0.0%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 2.1% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	2,100,000	2,100,000
New York - 2.9%
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 2.3% 12/7/22, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(d)(g)(i)	8,341,186	8,341,186
New York City Gen. Oblig.:
Series 2006, 2.75% 12/2/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,100,000	5,100,000
Series 2012 2, 1.96% 12/8/22, VRDN (b)	5,800,000	5,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XL 03 77, 1.93% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	4,785,000	4,785,000
New York City Transitional Fin. Auth. Rev. Series 2022, 1% 12/1/22 (Liquidity Facility Bny Mellon Cap. (NON GOV REPO)), VRDN (b)	5,000,000	5,000,000
New York Dorm. Auth. Rev.:
Participating VRDN Series XF 13 28, 2.07% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,900,000	2,900,000
Series 2002 A2, 1.85% 12/7/22, VRDN (b)	2,350,000	2,350,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 2.08% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,705,000	3,705,000
Series XF 13 55, 2.08% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	4,000,000	4,000,000
Series ZF 02 18, 2.08% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	4,200,000	4,200,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 2% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(g)(i)	10,000,000	10,000,000
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	8,000,000	8,014,186
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 2.3% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(i)	23,500,000	23,500,000
Rochester Gen. Oblig. BAN Series 2022 III, 4% 8/2/23	15,000,000	15,104,930
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,600,000	2,600,000
South Huntington Union Free School District TAN Series 2022, 4% 6/28/23	5,000,000	5,029,563
Triborough Brdg & Tunl Auth. Participating VRDN Series XF 13 59, 1.94% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(i)	7,800,000	7,800,000
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2021 XF 11 25, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	4,509,500	4,509,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 2022 ZL 03 40, 1.93% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,250,000	1,250,000
TOTAL NEW YORK		123,989,365
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2022 A, 2% 12/15/22, CP (d)	4,070,000	4,070,488
Series 2022, 2.25% 12/15/22, CP (d)	5,030,000	5,030,721
TOTAL NEW YORK AND NEW JERSEY		9,101,209
Ohio - 0.9%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2022, 3.5% 6/22/23	1,000,000	1,001,774
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22	400,000	400,000
Coshocton County BAN Series 2022, 2.875% 7/7/23	1,665,000	1,662,491
Lakewood Income Tax Rev. TAN Series 2022, 1.75% 3/16/23	3,000,000	2,992,555
Lorain County Gen. Oblig. BAN:
(North Ridge Road Proj.) Series 2021 B, 2% 12/15/22	1,100,000	1,099,712
Series 2022 A, 2.5% 5/3/23	2,500,000	2,495,928
Newark Gen. Oblig. BAN Series 2022, 4% 9/26/23	2,890,000	2,910,030
Ohio Higher Edl. Facility Commission Rev. Series 2022:
2.7% tender 2/1/23, CP mode	2,000,000	2,000,679
2.8% tender 1/18/23, CP mode	9,000,000	9,005,965
Ohio Hosp. Rev.:
Series 2013 B, 2.38% 12/7/22, VRDN (b)	3,795,000	3,795,000
Series 2021 B, 2.27% 12/1/22, VRDN (b)	3,000,000	3,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	5,100,000	5,100,000
Sandusky Gen. Oblig. BAN Series 2022, 5% 9/7/23 (f)	2,400,000	2,421,576
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	1,700,000	1,699,764
TOTAL OHIO		39,585,474
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 2.45% 12/8/25, VRDN (b)	17,055,000	17,055,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		18,355,000
Oregon - 0.2%
Oregon St Dept. Trans. Rev.:
Series 2022 A1, 2.7% 12/1/22, LOC Wells Fargo Bank NA, CP	2,857,000	2,857,121
Series 2022 A2:
2.95% 1/10/23, LOC Bank of Montreal, CP	1,500,000	1,500,915
3% 2/1/23, LOC Bank of Montreal, CP	350,000	350,237
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,800,000	1,800,000
TOTAL OREGON		6,508,273
Pennsylvania - 1.0%
Central Bradford Progress Auth. Rev. Series 2021 D, 2.47% 12/7/22, VRDN (b)	4,500,000	4,500,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 2.41% 12/8/25, VRDN (b)	13,000,000	13,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 2.8% 12/7/22, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,095,000	2,095,000
Philadelphia Arpt. Rev. Series 2022, 2.88% 12/15/22, LOC TD Banknorth, NA, CP (d)	10,221,000	10,224,533
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,000,000	1,000,000
Series 2017 B, 2.41% 12/8/25, VRDN (b)	7,465,000	7,465,000
TOTAL PENNSYLVANIA		43,284,533
South Carolina - 0.6%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 2.1% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(i)	2,620,000	2,620,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 2.44% 12/8/25, VRDN (b)	16,000,000	16,000,000
South Carolina Pub. Svc. Auth. Rev. Series 2022, 2.8% 12/6/22, LOC Barclays Bank PLC, CP	5,848,000	5,848,616
TOTAL SOUTH CAROLINA		24,468,616
Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 2.1% 12/7/22, VRDN (b)	14,475,000	14,475,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 1.9% 12/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,890,000	1,890,000
Tennessee Gen. Oblig. Series 2022, 2.74% 12/7/22 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,000,000	1,000,152
TOTAL TENNESSEE		18,165,152
Texas - 3.3%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 2.2% 12/7/22 (b)(g)(i)	10,000,000	10,000,000
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	3,300,000	3,300,000
Series XF 11 19, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,300,000	2,300,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,700,000	2,700,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Garland Series 2022, 2% 12/1/22, LOC Barclays Bank PLC, CP	4,000,000	4,000,098
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2022 B1, 3.25% tender 3/1/23, CP mode	5,750,000	5,754,875
Series 2022 B3, 2.92% tender 1/4/23, CP mode	4,000,000	4,000,909
Harris County Gen. Oblig. Series 2022 D2, 2.8% 1/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,700,000	2,701,449
Houston Arpt. Sys. Rev. Series 2022 A, 2.6% 12/2/22, LOC Sumitomo Mitsui Banking Corp., CP (d)	4,500,000	4,500,382
Hurst Participating VRDN Series XF 10 94, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,500,000	1,500,000
Love Field Arpt. Modernization Rev. Series 2022, 2.5% 12/16/22, LOC JPMorgan Chase Bank, CP (d)	500,000	500,010
Lower Colorado River Auth. Rev. Series 2022, 2.25% 1/5/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	815,000	815,041
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,310,000	1,310,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.85% 12/1/22, VRDN (b)	7,600,000	7,600,000
Series 2004, 2.65% 12/7/22, VRDN (b)(d)	25,215,000	25,215,000
Series 2010 D:
2.55% 12/7/22, VRDN (b)	14,955,000	14,955,000
2.6% 12/7/22, VRDN (b)	1,200,000	1,200,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.3% 1/30/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	11,500,000	11,500,000
San Antonio Elec. & Gas Sys. Rev. Series 2022, 3.25% 7/13/23 (Liquidity Facility Bank of America NA), CP	9,000,000	9,007,970
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(i)	2,000,000	2,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(i)	4,000,000	4,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	3,050,000	3,050,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 2.09% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(i)	1,431,000	1,431,000
Texas St Technical College Sys. Participating VRDN Series 2022 XF 14 11, 2.1% 12/7/22 (Liquidity Facility Bank of America NA) (b)(g)(i)	2,200,000	2,200,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2022 A:
2.5% 1/20/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,500,000	2,501,211
2.85% 2/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700,000	3,702,511
Series 2022:
2.17% 12/1/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000,000	5,000,130
3% 1/10/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300,000	4,302,124
TOTAL TEXAS		142,947,710
Utah - 0.7%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,300,000	1,300,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 2.1% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(i)	3,300,000	3,300,000
Series Floaters XM 06 99, 2.07% 12/7/22 (Liquidity Facility UBS AG) (b)(d)(g)(i)	4,530,000	4,530,000
Utah County Hosp. Rev. Series 2016 E, 1.8% 12/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,790,000	7,790,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	12,800,000	12,800,000
TOTAL UTAH		29,720,000
Virginia - 0.6%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 2.15% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,300,000	2,300,000
Newport News Redev. and Hsg. Auth. Multifamily Hsg. Participating VRDN Series 2022 XF 11 52, 1.95% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	7,100,000	7,100,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1.12% 12/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(i)	13,300,000	13,300,000
Virginia Polytech Inst&St Univ. Series 2022, 2.45% 1/10/23, CP	2,000,000	2,000,445
Waters At James Crossing, LP Participating VRDN Series XG 03 90, 2.2% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,100,000	2,100,000
TOTAL VIRGINIA		26,800,445
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.15% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(i)	4,900,000	4,900,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.42% 12/8/25, VRDN (b)	3,455,000	3,455,000
Wisconsin - 0.5%
PMA Levy & Aid Anticipation Nts Prog. TRAN:
Series 2022 A, 4% 9/27/23	3,000,000	3,026,219
Series 2022 B, 4% 9/27/23	3,500,000	3,530,589
School District of Fort Atkinson Jefferson and Rock Counties RAN Series 2022, 4% 6/22/23 (f)	3,000,000	3,006,120
Wisconsin Health & Edl. Facilities Series 2020 C, 2.47% 12/8/25, VRDN (b)	9,750,000	9,750,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 2.47% 12/7/22, VRDN (b)	2,000,000	2,000,000
TOTAL WISCONSIN		21,312,928
TOTAL MUNICIPAL NOTES (Cost $1,015,511,342)		1,015,239,560

Municipal Bond Funds - 0.2%
	Shares	Value ($)
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 2.35% (b)(e)(j) (Cost $6,800,000)	6,800,000	6,800,000

Short-Term Funds - 12.0%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,042,869	59,703,541
JPMorgan Ultra-Short Municipal Fund Class A	20,827,931	206,196,514
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,747,851	245,194,006
TOTAL SHORT-TERM FUNDS (Cost $521,197,449)		511,094,061

Money Market Funds - 14.1%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (k)(l)	259,285,788	259,285,788
Fidelity Municipal Cash Central Fund 1.32% (m)(n)	36,979,604	36,987,000
Fidelity SAI Municipal Money Market Fund 1.83% (k)(l)	296,544,189	296,692,461
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (k)	10,898,621	10,898,621
TOTAL MONEY MARKET FUNDS (Cost $603,753,064)		603,863,870

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,338,042,588)	4,286,778,759
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,074,897)
NET ASSETS - 100.0%	4,274,703,862

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,337,893 or 1.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,469,569 or 1.5% of net assets.

(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Non-income producing
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Affiliated Fund
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/03/22	12,800,000

Baltimore Proj. Rev. Bonds Series Floaters G 42, 2.1%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/22	4,500,000

Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	99,569

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,055,000

Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	200,000

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	585,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,035,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	400,000

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	900,000

Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	5,200,000

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	1,000,000

Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.3% 1/30/23 (Liquidity Facility Deutsche Bank AG New York Branch)	9/27/22	11,500,000

Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 93, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	2,770,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.3% 1/30/23 (Liquidity Facility Deutsche Bank AG New York Branch)	4/13/22	1,900,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	16,325,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.15% 1/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.32%	92,097,000	185,270,000	240,380,000	366,379	-	-	36,987,000	1.5%
Total	92,097,000	185,270,000	240,380,000	366,379	-	-	36,987,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	167,772,403	552,603,976	461,090,591	2,532,882	-	-	259,285,788
Fidelity SAI Municipal Money Market Fund 1.83%	461,165,608	39,597,963	204,174,731	2,391,577	(24,231)	127,852	296,692,461
	628,938,011	592,201,939	665,265,322	4,924,459	(24,231)	127,852	555,978,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	3,165,020,828	-	3,165,020,828	-

Municipal Bond Funds	6,800,000	-	6,800,000	-

Short-Term Funds	511,094,061	511,094,061	-	-

Money Market Funds	603,863,870	603,863,870	-	-
Total Investments in Securities:	4,286,778,759	1,114,957,931	3,171,820,828	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,745,188,145)	$3,693,813,510
Fidelity Central Funds (cost $36,986,654)	36,987,000
Other affiliated issuers (cost $555,867,789)	555,978,249

Total Investment in Securities (cost $4,338,042,588)		$4,286,778,759
Cash		536,271
Receivable for investments sold		24,578,670
Receivable for fund shares sold		4,795,565
Dividends receivable		1,682,317
Interest receivable		25,119,227
Distributions receivable from Fidelity Central Funds		52,600
Prepaid expenses		4,558
Other receivables		4,481
Total assets		4,343,552,448
Liabilities
Payable for investments purchased
Regular delivery	$12,928,203
Delayed delivery	41,266,522
Payable for fund shares redeemed	7,682,977
Distributions payable	6,685,388
Accrued management fee	248,022
Other payables and accrued expenses	37,474
Total Liabilities		68,848,586
Net Assets		$4,274,703,862
Net Assets consist of:
Paid in capital		$4,336,926,857
Total accumulated earnings (loss)		(62,222,995)
Net Assets		$4,274,703,862
Net Asset Value , offering price and redemption price per share ($4,274,703,862 ÷ 431,473,967 shares)		$9.91

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$3,401,816
Affiliated issuers		$4,921,064
Interest		22,629,830
Income from Fidelity Central Funds		366,379
Total Income		31,319,089
Expenses
Management fee	$6,772,805
Custodian fees and expenses	18,426
Independent trustees' fees and expenses	14,851
Registration fees	16,225
Audit	32,445
Legal	3,540
Miscellaneous	16,199
Total expenses before reductions	6,874,491
Expense reductions	(5,313,418)
Total expenses after reductions		1,561,073
Net Investment income (loss)		29,758,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,695,629)
Affiliated issuers	(24,231)
Capital gain distributions from underlying funds:
Affiliated issuers	3,395
Total net realized gain (loss)		(1,716,465)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,845,485)
Affiliated issuers	127,852
Total change in net unrealized appreciation (depreciation)		(4,717,633)
Net gain (loss)		(6,434,098)
Net increase (decrease) in net assets resulting from operations		$23,323,918
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,758,016	$23,958,203
Net realized gain (loss)	(1,716,465)	(8,614,984)
Change in net unrealized appreciation (depreciation)	(4,717,633)	(64,441,194)
Net increase (decrease) in net assets resulting from operations	23,323,918	(49,097,975)
Distributions to shareholders	(29,704,862)	(23,902,105)
Share transactions
Proceeds from sales of shares	1,146,123,588	1,479,201,995
Reinvestment of distributions	5,915	5,311
Cost of shares redeemed	(1,424,456,847)	(2,236,352,971)
Net increase (decrease) in net assets resulting from share transactions	(278,327,344)	(757,145,665)
Total increase (decrease) in net assets	(284,708,288)	(830,145,745)

Net Assets
Beginning of period	4,559,412,150	5,389,557,895
End of period	$4,274,703,862	$4,559,412,150

Other Information
Shares
Sold	115,752,829	147,957,299
Issued in reinvestment of distributions	598	532
Redeemed	(143,925,409)	(224,667,170)
Net increase (decrease)	(28,171,982)	(76,709,339)

Financial Highlights
Strategic Advisers® Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$10.05	$10.02	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.069	.044	.067	.159	.174	.053
Net realized and unrealized gain (loss)	(.010)	(.130)	.034	(.006)	.042	(.014)
Total from investment operations	.059	(.086)	.101	.153	.216	.039
Distributions from net investment income	(.069)	(.044)	(.070)	(.159)	(.173)	(.049)
Distributions from net realized gain	-	-	(.001)	(.004)	(.003)	-
Total distributions	(.069)	(.044)	(.071)	(.163)	(.176)	(.049)
Net asset value, end of period	$9.91	$9.92	$10.05	$10.02	$10.03	$9.99
Total Return D,E	.60%	(.85)%	1.01%	1.53%	2.19%	.39%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32% H	.32%	.33%	.34%	.37%	.52% H
Expenses net of fee waivers, if any	.07% H	.07%	.08%	.09%	.12%	.26% H,I
Expenses net of all reductions	.07% H	.07%	.08%	.09%	.12%	.26% H,I
Net investment income (loss)	1.40% H	.44%	.66%	1.59%	1.74%	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,274,704	$4,559,412	$5,389,558	$3,368,491	$3,415,877	$3,219,118
Portfolio turnover rate J	81% H	53%	86%	81%	57%	180% K

A For the period December 28, 2017 (commencement of operations) through May 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$4,479

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), market discount, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,038,670
Gross unrealized depreciation	(53,306,840)
Net unrealized appreciation (depreciation)	$(51,268,170)
Tax cost	$4,338,046,929

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,747,868)
Long-term	(5,200,378)
Total capital loss carryforward	$(8,948,246)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,312,349,329	1,494,837,221
4. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	-	8,810,000	-

5. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Tax-Sensitive Short Duration Fund	$3,967
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $5,313,418.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	100%
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Tax-Sensitive Short Duration Fund	.07%
Actual		$ 1,000	$ 1,006.00	$ .35
Hypothetical- B		$ 1,000	$ 1,024.72	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement

S trategic Advisers Tax-Sensitive Short Duration Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule will result in the same or lower fees at all asset levels and FIAM agreed to apply the updated fee schedule retroactive to March 1, 2022. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its September 2021 meeting. The Board considered the detailed information provided by Strategic Advisers and by FIAM with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with FIAM at its September 2021 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance .  The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability . Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.   The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.  The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under the Amended Sub-Advisory Agreement.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Tax-Sensitive Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Allspring Global Investments, LLC, FIAM LLC, and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts  was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one- and three-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods ended December 31, 2021. The Board also noted that the fund had out-performed 83% and 95% of its peers for the one- and three-year periods, respectively, ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses . In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9885905.104
TSS-SANN-0123
Strategic Advisers® Municipal Bond Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	7.0
Allspring Municipal Bond Fund-Class Admin	6.3
Franklin Federal Tax-Free Income Fund-Class R6	4.4
MainStay MacKay Tax Free Bond Fund Class A	3.5
DWS Managed Munipal Bond Fund-Class S	3.3
BlackRock National Municipal Fund A Shares	3.0
iShares S&P National Municipal Bond ETF	1.7
T.Rowe Price Tax-Free High Yield Fund	1.1
MainStay MacKay High Yield Municipal Bond Fund Class A	0.8
Illinois General Obligation	0.7
Revenue Sources (% of Fund's net assets)
Transportation	12.7%
General Obligations	11.2%
Health Care	10.1%
Special Tax	7.2%
Education	4.7%
Other (Individually Less Than 5%)	22.4%

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 63.1%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Alabama State Corrections Institution Fin. Auth. Series 2022 A:
5.25% 7/1/47	2,000,000	2,162,811
5.25% 7/1/52	3,500,000	3,762,847
Auburn Univ. Gen. Fee Rev. Series 2018 A:
5% 6/1/33	205,000	225,202
5% 6/1/43	480,000	511,941
Birmingham Arpt. Auth. Series 2020:
4% 7/1/35 (Build America Mutual Assurance Insured)	60,000	60,206
4% 7/1/36 (Build America Mutual Assurance Insured)	225,000	224,576
4% 7/1/37 (Build America Mutual Assurance Insured)	50,000	49,602
4% 7/1/38 (Build America Mutual Assurance Insured)	335,000	330,011
4% 7/1/39 (Build America Mutual Assurance Insured)	65,000	63,514
4% 7/1/40 (Build America Mutual Assurance Insured)	30,000	29,076
Birmingham Spl. Care Facilities Auth. Rev. Series 2015 1, 5.25% 6/1/25	110,000	108,212
Black Belt Energy Gas District Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	1,830,000	1,811,962
(Proj. No.7) Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 2.25%, tender 12/1/26 (b)(c)	5,000,000	4,711,126
Series 2018 A, 4%, tender 12/1/23 (b)	1,400,000	1,402,088
Series 2018 B1, 1 month U.S. LIBOR + 0.900% 3.424%, tender 12/1/22 (b)(c)	4,305,000	4,297,499
Series 2021 A, 4%, tender 12/1/31 (b)	1,070,000	1,050,210
Series 2021 B, 4%, tender 12/1/26 (b)	3,595,000	3,558,957
Series 2022 B1, 4%, tender 10/10/27 (b)	2,280,000	2,236,167
Series 2022 D1, 4%, tender 6/1/27 (b)	600,000	602,317
Series 2022 F, 5.5%, tender 12/1/28 (b)	10,470,000	10,982,291
Cooper Green Mercy Health Svcs. Series 2022 A:
5.25% 9/1/42	500,000	532,166
5.25% 9/1/52	2,620,000	2,719,926
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	15,000	15,087
4% 12/1/35	50,000	49,071
4% 12/1/36	65,000	63,031
4% 12/1/37	70,000	66,441
4% 12/1/38	125,000	117,295
4% 12/1/39	95,000	88,540
4% 12/1/41	310,000	285,085
4% 12/1/44	210,000	189,858
4% 12/1/49	125,000	110,229
Hoover Indl. Dev. Board Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (d)	2,225,000	2,323,000
Bonds (United States Steel Corp. Proj.) Series 2020, 6.375%, tender 11/1/30 (b)(d)	195,000	219,247
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:
5.5% 1/1/28	520,000	330,200
5.5% 1/1/43	405,000	257,175
Series 2008 A, 6.875% 1/1/43	280,000	177,800
Series 2011 A, 7.5% 1/1/47	500,000	317,500
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	355,000	378,566
Jefferson County Swr. Rev.:
Series 2013 A:
5.25% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	2,040,000	2,103,120
5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	5,215,000	5,388,234
Series 2013 B:
0% 10/1/26 (Assured Guaranty Muni. Corp. Insured)	250,000	214,582
0% 10/1/29 (Assured Guaranty Muni. Corp. Insured)	350,000	246,976
0% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	505,000	251,248
0% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	960,000	447,374
Series 2013 D:
5% 10/1/23	95,000	96,841
6% 10/1/42	4,615,000	4,935,797
6.5% 10/1/53	2,965,000	3,179,101
Series 2013 F:
0% 10/1/46 (e)	480,000	489,292
0% 10/1/50 (e)	16,845,000	17,163,133
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	1,060,000	1,112,113
Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	6,905,000	6,880,946
Series 2016 A, 5% 9/1/46	4,080,000	4,201,657
Mobile Gen. Oblig. Series 2017 A, 5% 2/15/30	665,000	721,125
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	255,000	253,827
Montgomery Edl. Bldg. Auth. Series 2016 A, 5% 10/1/43	250,000	250,208
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	90,000	90,421
5% 3/1/26	5,000	5,014
5% 3/1/27	5,000	4,985
5% 3/1/28	5,000	4,969
5% 3/1/29	5,000	4,946
5% 3/1/30	5,000	4,921
5% 3/1/33	605,000	582,300
5% 3/1/36	1,340,000	1,235,870
Prichard Wtrwks. & Swr. Board Series 2019, 4% 11/1/49	200,000	102,114
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	14,190,000	14,165,426
Series 2018 A, 4%, tender 4/1/24 (b)	3,110,000	3,106,255
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	75,000	74,092
4% 6/1/30	55,000	54,033
4% 6/1/31	50,000	48,790
Bonds:
(Proj. No. 1) Series 2021 A, 4%, tender 10/1/28 (b)	670,000	654,649
(Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	7,455,000	7,171,272
Series 2022 A1, 5.5%, tender 12/1/29 (b)	1,415,000	1,503,814
Series 2022 B1, 5%, tender 8/1/28 (b)	6,295,000	6,461,082
Stadium Trace Village Impt. District Dev. Series 2021, 3.625% 3/1/36	370,000	288,433
The DCH Health Care Auth. Series 2015, 5% 6/1/33	165,000	169,556
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A:
4.5% 5/1/32 (f)	683,600	586,678
5.25% 5/1/44 (f)	6,005,000	4,968,640
Univ. of North Alabama Rev. Series 2019 B:
5% 11/1/38	320,000	347,347
5% 11/1/39	130,000	140,705
Univ. of South Alabama Univ. Rev. Series 2019 A:
5% 4/1/44	865,000	900,632
5% 4/1/49	525,000	542,784
TOTAL ALABAMA		137,576,134
Alaska - 0.1%
Alaska Hsg. Fin. Corp.:
Series 2019 B:
5% 12/1/37	480,000	517,393
5% 12/1/38	365,000	392,392
5% 12/1/39	240,000	257,122
Series 2021 A:
4% 6/1/26	425,000	439,744
4% 12/1/29	1,080,000	1,137,133
4% 6/1/30	300,000	315,753
5% 6/1/27	180,000	195,293
5% 12/1/27	275,000	300,723
5% 6/1/28	365,000	401,158
5% 12/1/28	1,255,000	1,389,049
5% 6/1/29	940,000	1,041,749
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	655,000	627,621
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2014, 5% 4/1/32	250,000	250,680
(Tanana Chiefs Conference Proj.) Series 2019 A, 4% 10/1/44	500,000	458,044
Alaska Int'l. Arpts. Revs.:
Series 2016 A, 5% 10/1/26	90,000	95,200
Series 2016 B:
5% 10/1/31	95,000	99,592
5% 10/1/33	125,000	130,681
Anchorage Port Rev. Series 2020 A, 5% 12/1/50 (d)	1,375,000	1,388,108
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/34	240,000	232,565
4% 6/1/35	600,000	576,706
4% 6/1/37	685,000	648,357
4% 6/1/40	325,000	298,855
4% 6/1/50	905,000	770,549
5% 6/1/32	270,000	288,185
5% 6/1/33	335,000	355,881
TOTAL ALASKA		12,608,533
Arizona - 1.0%
Paz County Ariz Indl. Dev. Auth. (Charter School Solutions-Harmoney Pub. Schools Proj.) Series 2018 A, 5% 2/15/38	140,000	140,943
Arizona Board of Regents Arizona State Univ. Rev. Series 2015 D:
5% 7/1/41	830,000	857,270
5% 7/1/46	600,000	619,265
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	30,000	32,509
5% 6/1/30	80,000	87,855
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 3.318%, tender 1/1/37 (b)(c)	1,025,000	941,337
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	585,000	593,176
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (f)	1,980,000	1,386,000
Arizona Indl. Dev. Auth. Ed. Rev.:
(Academies of Math & Science Projs.):
Series 2017 A, 5% 7/1/47	315,000	317,058
Series 2018 A:
5% 7/1/48	435,000	437,384
5% 7/1/52	260,000	260,967
(American Charter Schools Foundation Proj.) Series 2017, 6% 7/1/47 (f)	250,000	253,168
(BASIS Schools Projs.):
Series 2017 A:
5.125% 7/1/37 (f)	210,000	209,031
5.25% 7/1/47 (f)	160,000	152,499
Series 2017 D:
5% 7/1/37 (f)	145,000	142,491
5% 7/1/47 (f)	235,000	215,995
5% 7/1/51 (f)	710,000	643,971
Series 2017 F:
5% 7/1/37	210,000	217,967
5% 7/1/47	865,000	882,753
5% 7/1/52	635,000	646,002
Series 2017 G:
5% 7/1/37 (f)	35,000	34,394
5% 7/1/47 (f)	35,000	32,169
5% 7/1/51 (f)	65,000	58,955
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (f)	130,000	108,557
4% 7/15/50 (f)	225,000	170,236
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39 (f)	185,000	173,971
5% 7/15/49 (f)	165,000	146,790
(Greathearts Arizona Projs.) Series 2021 A:
3% 7/1/46	250,000	186,938
3% 7/1/52	250,000	176,345
(KIPP Nashville Projs.) Series 2022 A:
5% 7/1/47	700,000	701,798
5% 7/1/57	330,000	322,787
(KIPP NYC Pub. Charter Schools - Macombs Facility Proj.) Series 2021 A, 4% 7/1/61	250,000	187,498
(Leman Academy of Excellence Projs.) Series 2022 A, 4.5% 7/1/54	690,000	603,357
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (f)	420,000	410,366
5.5% 7/1/52 (f)	475,000	458,838
Series 2019, 5% 7/1/49 (f)	610,000	547,275
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	965,000	857,455
5% 2/1/31	85,000	95,598
5% 2/1/32	60,000	67,302
5% 2/1/33	50,000	54,428
5% 2/1/35	295,000	316,689
Series 2021 A:
4% 2/1/38	85,000	83,946
4% 2/1/39	85,000	83,285
5% 2/1/29	990,000	1,101,778
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	25,000	24,799
4% 9/1/38	25,000	24,511
4% 9/1/39	20,000	19,516
4% 9/1/40	25,000	24,225
4% 9/1/46	55,000	52,025
5% 9/1/31	10,000	10,935
5% 9/1/32	15,000	16,286
5% 9/1/33	25,000	26,948
5% 9/1/34	20,000	21,420
Arizona Indl. Dev. Auth. Rev.:
(Lincoln South Beltway Proj.) Series 2020:
5% 2/1/26	600,000	637,233
5% 8/1/27	290,000	315,559
5% 2/1/28	665,000	729,246
5% 8/1/28	570,000	629,709
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	60,000	45,462
5% 5/1/43	55,000	38,449
5% 5/1/48	135,000	90,521
5% 5/1/51	135,000	88,677
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (f)	100,000	59,148
Series 2019 B, 5% 1/1/49	100,000	58,209
Arizona Indl. Dev. Auth. Sr. Nat'l. Charter School Revolving Ln. Fund:
Series 2020 A:
4% 11/1/36	230,000	223,631
4% 11/1/38	125,000	119,866
4% 11/1/39	160,000	152,004
4% 11/1/40	170,000	159,812
4% 11/1/45	350,000	316,770
Series 2021 A, 4% 11/1/51	790,000	692,890
Series 2022 A, 4.25% 11/1/52	740,000	675,099
Arizona Indl. Dev. Auth. Student Hsg. Rev. Series 2019 A:
5% 6/1/49	235,000	248,462
5% 6/1/54	130,000	136,952
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	70,000	79,959
5% 7/1/34	70,000	79,113
5% 7/1/35	55,000	61,602
5% 7/1/37	825,000	915,200
5% 7/1/38	1,325,000	1,467,005
5% 7/1/40	100,000	109,864
Arizona Trans. Board Hwy. Rev. Series 2015, 5% 7/1/31	1,000,000	1,034,054
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds:
(Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	15,000	14,887
Series 2007, 2.7%, tender 8/14/23 (b)(d)	885,000	879,619
Series 2019, 5%, tender 6/3/24 (b)(d)	9,155,000	9,288,812
Series 2022 1, 5%, tender 9/1/27 (b)(d)	2,000,000	2,070,497
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	555,000	552,629
Gilbert Wtr. Resources Municpal Property Series 2022, 5% 7/15/33	800,000	938,027
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	305,000	333,397
5% 7/1/31	455,000	495,728
Glendale Indl. dev auth Sr Living Facilities Rev.:
(Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	845,000	741,151
Series 2019 A:
5% 11/15/42	640,000	647,085
5% 11/15/48	850,000	856,764
Glendale Indl. Dev. Auth.:
(Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	45,000	39,611
5% 7/1/48	50,000	40,973
Series 2019 A, 3% 7/1/35 (d)	415,000	378,766
Series 2021 A, 2.125% 7/1/33 (d)	270,000	220,073
Goodyear Wtr. & Swr. Rev. Series 2020, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	550,000	541,250
Maricopa County Indl. Dev. Auth.:
(Choice Academies, Inc. Proj.) Series 2022, 5.75% 9/1/45 (f)	1,245,000	1,157,012
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	575,000	602,965
(Great Hearts Arizona Projs.) Series 2017 A, 5% 7/1/52	240,000	245,552
(Greathearts Arizona Projs.) Series 2017 C:
5% 7/1/37	70,000	72,626
5% 7/1/48	145,000	148,774
(Legacy Traditional Schools Proj.):
Series 2019 A:
4% 7/1/34	35,000	34,334
5% 7/1/39	230,000	239,102
5% 7/1/49	430,000	441,610
5% 7/1/54	145,000	148,376
Series 2019 B:
5% 7/1/39 (f)	180,000	173,315
5% 7/1/49 (f)	95,000	86,189
5% 7/1/54 (f)	435,000	386,559
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	40,000	41,255
Series 2021 A, 4% 9/1/51	705,000	629,891
Maricopa County Indl. Dev. Auth. Rev. (Commercial Metals Co. Proj.) Series 2022, 4% 10/15/47 (d)(f)	1,120,000	892,437
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	30,000	30,548
Series 2016:
5.75% 1/1/36 (f)	595,000	462,143
6% 1/1/48 (f)	1,430,000	1,008,818
Maricopa County Poll. Cont. Rev.:
(El Paso Elec. Co. Palo Verde Proj.) Series 2009 A, 3.6% 2/1/40	400,000	348,530
(Palo Verde Proj.) Series 2009 B, 3.6% 4/1/40	250,000	217,628
Bonds Series 2010 B, 0.875%, tender 10/1/26 (b)	165,000	145,616
Series 2012 A, 4.5% 8/1/42	455,000	454,431
Maricopa County Rev.:
Series 2016 A:
5% 1/1/33	730,000	778,701
5% 1/1/38	640,000	666,538
Series 2017 D, 3% 1/1/48	2,605,000	1,924,601
Series 2019 E, 3% 1/1/49	1,545,000	1,133,741
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	150,000	162,674
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	45,000	49,230
5% 7/1/32	180,000	196,597
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	500,000	517,775
Navajo Nation Arizona Series 2015 A, 5.5% 12/1/30 (f)	1,260,000	1,316,895
Peoria Indl. Dev. Auth. Rev. (Sierra Winds Life Care Cmnty. Proj.) Series 2014 A:
5.5% 11/15/34	520,000	422,713
5.75% 11/15/40	845,000	661,909
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	135,000	141,831
5% 7/1/36 (d)	210,000	218,010
5% 7/1/37 (d)	160,000	165,327
5% 7/1/47 (d)	885,000	899,135
Series 2017 B:
5% 7/1/29	305,000	332,609
5% 7/1/30	225,000	245,254
5% 7/1/33	425,000	458,740
5% 7/1/34	110,000	117,989
5% 7/1/35	110,000	117,324
5% 7/1/36	485,000	515,997
5% 7/1/37	305,000	323,633
Series 2018:
5% 7/1/37 (d)	740,000	769,428
5% 7/1/38 (d)	740,000	767,651
Series 2019 A, 5% 7/1/44	425,000	444,359
Series 2019 B, 5% 7/1/35 (d)	1,730,000	1,822,349
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	60,000	66,334
5% 7/1/32	75,000	81,842
5% 7/1/36	35,000	37,471
5% 7/1/37	1,415,000	1,510,227
5% 7/1/38	45,000	47,900
5% 7/1/39	30,000	31,822
5% 7/1/45	2,700,000	2,821,457
Phoenix Civic Impt. Corp. District Rev.:
(Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	280,000	339,626
Series 2005 B:
5.5% 7/1/29	1,165,000	1,334,276
5.5% 7/1/30	1,070,000	1,241,705
5.5% 7/1/33	175,000	208,528
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2020 A, 5% 7/1/44	1,185,000	1,287,626
Series 2021 A, 5% 7/1/45	2,095,000	2,292,056
Phoenix Gen. Oblig. Series 2016, 5% 7/1/26	310,000	334,158
Phoenix IDA Student Hsg. Rev.:
(Downton Phoenix Student Hsg., LLC - Arizona State Univ. Proj.) Series 2018 A:
5% 7/1/30	30,000	30,956
5% 7/1/31	110,000	113,176
5% 7/1/37	105,000	105,758
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	225,000	219,479
5% 7/1/49	365,000	349,467
5% 7/1/54	585,000	554,779
5% 7/1/59	475,000	445,521
Series 2018 A:
(Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,085,000	1,068,974
5% 7/1/33	60,000	61,226
Phoenix Indl. Dev. Auth. (Provident Group - Falcon Properties LLC, Proj.):
Series 2022 A:
4% 12/1/41 (f)	510,000	415,182
4% 12/1/51 (f)	1,695,000	1,271,203
Series 2022 B:
4.15% 12/1/57 (f)	635,000	465,718
5.75% 12/15/57 (f)	745,000	578,714
Phoenix Indl. Dev. Auth. Rev.:
(BASIS Schools Projs.) Series 2016 A, 5% 7/1/35 (f)	25,000	24,815
(Basis Schools Projs.) Series 2016 A, 5% 7/1/46 (f)	320,000	295,414
(BASIS Schools, Inc. Projs. Series 2015 A:
5% 7/1/35 (f)	100,000	99,259
5% 7/1/45 (f)	120,000	111,411
(Legacy Traditional School Projs.) Series 2015:
5% 7/1/35 (f)	175,000	173,382
5% 7/1/45 (f)	195,000	180,101
(Legacy Traditional Schools Projs.) Series 2016 A, 5% 7/1/46 (f)	130,000	119,375
Series 2016 A:
5% 7/1/36	145,000	146,750
5% 7/1/41	115,000	115,734
5% 7/1/46	505,000	506,821
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 12/1/35 (b)(d)	7,000,000	7,007,677
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.):
Series 2021:
4% 6/15/41 (f)	50,000	39,521
4% 6/15/51 (f)	75,000	53,906
4% 6/15/57 (f)	65,000	44,734
Series 2022:
4% 6/15/41 (f)	1,010,000	798,325
4% 6/15/51 (f)	550,000	395,310
4% 6/15/57 (f)	1,225,000	843,064
Series 2015, 5.625% 6/15/45 (f)	250,000	244,530
Pima County Indl. Dev. Auth. S:
Series 2022 A:
6.75% 11/15/42 (f)	250,000	258,028
6.875% 11/15/52 (f)	715,000	733,866
7% 11/15/57 (f)	320,000	328,278
Series 2022 B3, 5.125% 11/15/29 (f)	310,000	310,309
Pinal County Indl. Dev. Auth. Series 2021 B, 5.5% 10/1/33 (d)(f)	400,000	366,001
Queen Creek Excise Tax & State Shared Rev. Series 2018 A:
5% 8/1/42	395,000	423,941
5% 8/1/47	480,000	511,390
Saddle Mountain Unified School District No. 90 Series 2020, 4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	832,769
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. (Arizona Salt River Proj.) Series A, 5% 1/1/38	1,705,000	1,815,127
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	500,000	524,678
5.25% 12/1/28	2,890,000	3,046,537
Series 2007:
5% 12/1/37	2,465,000	2,548,605
5.25% 12/1/23	140,000	141,958
5.5% 12/1/29	1,080,000	1,161,541
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	325,000	273,102
5% 12/1/54	365,000	302,188
Series 2021 A, 4% 12/1/46	350,000	249,033
(Friendship Village of Temple Proj.) Series 2021 A, 4% 12/1/38	210,000	165,717
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (f)	435,000	377,873
Town of Carefree Utils. Cmnty. Facilities District Wtr. Sys. Rev. Series 2021, 4% 7/1/46	160,000	152,126
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A2, 2.2%, tender 6/3/24 (b)(d)	455,000	440,596
TOTAL ARIZONA		110,060,520
Arkansas - 0.1%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (d)(f)	3,450,000	2,969,422
Series 2020 A, 4.75% 9/1/49 (d)(f)	705,000	631,330
Arkansas Dev. Fin. Auth.:
(Lisa Academy Proj.) Series 2018 A, 4.5% 7/1/39	5,000	4,583
(Liza Academy Proj.) Series 2018 A, 4% 7/1/28	45,000	43,447
Series 2018 A, 4.5% 7/1/33	90,000	87,196
Arkansas Dev. Fin. Auth. Health Care Rev.:
Bonds Series 2020 B2, 5%, tender 9/1/27 (b)	260,000	274,694
Series 2019, 5% 12/1/47	1,475,000	1,526,163
Series 2020 B1:
5% 9/1/26	950,000	996,646
5% 9/1/27	1,000,000	1,058,306
5% 9/1/28	430,000	458,353
5% 9/1/29	365,000	391,319
5% 9/1/36	185,000	190,168
5% 9/1/40	110,000	110,692
Series 2021 B1:
5% 9/1/37	125,000	127,218
5% 9/1/39	100,000	101,000
Arkansas Dev. Fin. Auth. Health Rev. (CARTI Surgery Ctr. Proj.) Series 2021 B:
3% 7/1/32	35,000	29,226
3.125% 7/1/36	100,000	76,613
4% 7/1/52	165,000	129,527
4.25% 7/1/41	35,000	30,792
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	220,000	222,382
Series 2015 B:
5% 2/1/23	180,000	180,595
5% 2/1/24	235,000	240,045
Series 2015 C, 5% 2/1/35	170,000	171,841
Series 2017, 5% 2/1/38	355,000	360,293
Series 2019, 4% 2/1/42	180,000	161,831
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. Series 2006, 0% 7/1/46 (AMBAC Insured)	1,065,000	337,585
Arkansas Dev. Fing. Auth. Envir. Impt. Rev. Series 2022, 5.45% 9/1/52 (d)(f)	1,000,000	989,736
Little Rock School District Series 2021 A:
3% 2/1/46	2,750,000	2,122,357
3% 2/1/50	980,000	718,343
3% 2/1/51	1,300,000	945,731
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/42	320,000	324,431
Springdale Pub. Facilities Board Hosp. Rev. (Arkansas Children's Northwest Proj.) Series 2016, 5% 3/1/34	250,000	259,997
TOTAL ARKANSAS		16,271,862
California - 5.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	396,545
Alameda Corridor Trans. Auth. Rev.:
Series 2016 B:
5% 10/1/34	1,625,000	1,671,262
5% 10/1/37	540,000	551,797
Series 2022 C, 5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,681,656
Alta Loma School District Series 2020 C, 4% 8/1/45	500,000	494,127
Anaheim Pub. Fing. Auth. Lease Rev. Series 2014 A:
5% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	420,000	434,581
5% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	325,000	336,283
5% 5/1/46 (Pre-Refunded to 5/1/24 @ 100)	2,170,000	2,245,336
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	950,000	724,482
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2001 A, 3.15%, tender 4/1/27 (b)	6,505,000	6,579,809
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 2.18%, tender 4/1/24 (b)(c)	885,000	885,737
Cabrillo Unified School District Series 2020 B, 5% 8/1/50	1,000,000	1,060,861
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2021 A, 4%, tender 12/1/27 (b)	4,260,000	4,280,035
Series 2021 B1, 4%, tender 8/1/31 (b)	530,000	522,893
Series 2022 A1, 4%, tender 8/1/28 (b)	4,000,000	3,998,721
California Cmnty. College Fin. Auth. Series 2016 C:
5% 6/1/25 (Escrowed to Maturity)	845,000	895,181
5% 6/1/26 (Escrowed to Maturity)	885,000	954,990
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2019 A, 5% 8/1/49 (f)	1,575,000	1,377,965
Series 2020 A, 5% 8/1/50 (f)	250,000	216,734
Series 2021 A:
4% 2/1/56 (f)	1,190,000	876,922
4% 2/1/56 (f)	3,025,000	2,320,559
Series 2021 A1:
4% 2/1/56 (f)	500,000	406,287
4% 2/1/56 (f)	1,835,000	1,491,075
Series 2021 A2, 4% 8/1/50 (f)	2,625,000	1,791,291
California Cmnty. Hsg. Agcy. Workf Series 2019 A, 5% 4/1/49 (f)	300,000	255,606
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/35	40,000	38,428
4% 6/1/37	65,000	61,661
4% 6/1/38	25,000	23,515
4% 6/1/39	35,000	32,598
5% 6/1/32	25,000	26,456
California Edl. Facilities Auth. Rev.:
Series 2017 A, 5% 4/1/47	240,000	251,502
Series 2018 A, 5% 10/1/42	85,000	88,796
Series V1, 5% 5/1/49	1,955,000	2,307,417
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	20,000	20,048
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,955,000	2,359,512
Series 2013:
5% 11/1/28	1,175,000	1,201,560
5% 9/1/31	1,775,000	1,806,874
5% 4/1/37	605,000	608,386
Series 2015, 5% 3/1/30	605,000	636,553
Series 2016:
5% 8/1/29	1,065,000	1,154,626
5% 9/1/29	270,000	293,202
5% 9/1/34	1,920,000	2,064,435
Series 2017, 5% 8/1/46	1,000,000	1,050,835
Series 2018:
5% 10/1/24	5,000,000	5,231,149
5% 8/1/30	1,300,000	1,461,243
5% 10/1/47	265,000	276,972
5.25% 10/1/39	750,000	797,625
Series 2019:
3% 10/1/36	2,860,000	2,590,306
4% 10/1/36	635,000	661,425
4% 10/1/37	1,930,000	1,994,348
4% 10/1/39	500,000	510,188
5% 4/1/31	675,000	790,309
Series 2020:
4% 3/1/36	4,000,000	4,145,933
4% 11/1/37	4,765,000	4,906,684
4% 3/1/46	2,315,000	2,328,218
4% 3/1/46	965,000	970,510
Series 2021 A, 5% 10/1/31	500,000	589,003
Series 2021:
4% 10/1/41	1,165,000	1,183,760
5% 12/1/28	2,135,000	2,416,788
5% 12/1/29	480,000	552,551
5% 12/1/30	105,000	122,501
5% 9/1/32	635,000	745,110
5% 12/1/32	370,000	399,568
5% 12/1/34	285,000	304,823
5% 12/1/35	885,000	1,008,888
5% 12/1/36	1,325,000	1,493,103
5% 9/1/41	1,675,000	1,871,846
Series 2022 B, 5% 11/1/32	5,000,000	5,964,760
Series 2022:
4% 9/1/29	305,000	329,317
5% 4/1/35	155,000	180,492
5% 4/1/35	635,000	705,008
5% 4/1/42	2,770,000	3,107,745
5% 4/1/42	1,625,000	1,736,919
5% 9/1/42	5,000,000	5,632,565
5% 11/1/42	3,155,000	3,559,955
5% 4/1/47	8,545,000	9,479,638
5% 9/1/52	1,055,000	1,164,001
5.5% 12/1/52	1,675,000	1,783,343
California Health Facilities Fing. Auth. Rev.:
Series 2015:
5% 11/15/28	250,000	266,595
5% 11/15/32	55,000	58,416
5% 11/15/33	480,000	508,154
Series 2016 A:
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	1,000,000	1,069,505
5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	540,000	577,533
Series 2017 A, 5% 11/15/56	360,000	370,067
Series 2017 A2, 5% 11/1/47	1,320,000	1,500,207
Series 2018 A, 5% 11/15/35	440,000	469,894
Series 2019, 5% 11/15/49	3,115,000	3,154,959
Series 2020 A:
4% 4/1/37	885,000	848,289
4% 4/1/38	355,000	337,354
4% 4/1/45	250,000	229,858
4% 4/1/49	1,710,000	1,539,641
Series 2021 A:
3% 8/15/51	500,000	389,759
4% 8/15/48	7,000,000	6,742,436
5% 8/15/51	2,000,000	2,136,632
Series 2022 A:
4% 5/15/46	2,950,000	2,867,646
4% 5/15/51	1,500,000	1,431,371
Series A:
4% 8/15/50	750,000	727,369
5% 8/15/47	250,000	252,292
California Hsg. Fin. Agcy.:
Series 2019 A:
4% 3/20/33	1,062,889	1,031,676
4.25% 1/15/35	708,831	688,146
Series 2021 1:
0.796% 11/20/35 (b)	14,760,168	832,336
3.5% 11/20/35	606,864	547,263
Series 2021 3, 0.764% 8/20/36	5,273,804	324,066
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	2,035,000	2,171,308
5% 8/1/49	2,010,000	2,131,236
California Infrastructure & Econ. Dev. Bank Series 2022 B:
5% 11/1/47	325,000	341,365
5% 11/1/57	275,000	283,767
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(f)	2,300,000	2,288,919
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,695,000	1,471,276
Series 2017, 5% 5/15/42	1,205,000	1,287,874
California Muni. Fin. Auth.:
(United Airlines, Inc. Los Angeles Int'l. Arpt. proj.) Series 2019, 4% 7/15/29 (d)	1,090,000	1,056,132
Series 2018 A, 5% 6/1/48	1,685,000	1,785,663
Series 2021 A, 4% 11/1/36 (f)	410,000	368,001
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A, 5.25% 11/1/52 (Assured Guaranty Muni. Corp. Insured)	1,610,000	1,699,653
California Muni. Fin. Auth. Mobile Home Park Sr. Rev.:
(Caritas Affordable Hsg., Inc. Proj.) Series 2014 A, 5.25% 8/15/39	205,000	208,581
(Caritas Affordable Hsg., Inc. Projs.) Series 2014 A, 5.25% 8/15/49	570,000	577,823
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (d)	1,260,000	1,291,751
5% 12/31/43 (d)	10,415,000	10,529,243
5% 12/31/47 (d)	4,110,000	4,132,020
Series 2015, 5.5% 11/1/45 (f)	250,000	252,627
Series 2016 A, 5% 11/1/46 (f)	250,000	245,000
Series 2017 A:
5% 2/1/42	370,000	378,917
5% 7/1/42	65,000	66,197
5.25% 11/1/36	355,000	357,031
5.25% 11/1/41	1,040,000	1,044,963
5.25% 11/1/47	50,000	50,176
Series 2019, 5% 8/1/39 (f)	455,000	426,105
Series 2021 A:
4% 2/1/41	500,000	494,085
4% 2/1/51	640,000	571,296
Series 2022, 5.25% 6/1/53	2,075,000	2,220,668
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(d)	910,000	797,678
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, LLC - Orchard Park Student Hsg. Proj.) Series 2021, 3% 5/15/54 (Build America Mutual Assurance Insured)	250,000	173,111
(CHF-David II, LLC - Orchard Park Student Hsg. Proj.) Series 2021:
4% 5/15/33 (Build America Mutual Assurance Insured)	60,000	61,441
4% 5/15/37 (Build America Mutual Assurance Insured)	140,000	140,170
4% 5/15/38 (Build America Mutual Assurance Insured)	80,000	79,722
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	170,000	173,768
5% 5/15/35	120,000	122,222
5% 5/15/36	215,000	218,533
5% 5/15/38	170,000	171,827
5% 5/15/39	75,000	75,570
5% 5/15/43	225,000	223,570
5% 5/15/48	500,000	488,030
5% 5/15/51	500,000	485,219
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	420,000	406,232
5% 5/15/52	350,000	335,933
Series 2018:
5% 5/15/36	750,000	794,312
5% 5/15/39	1,100,000	1,154,174
California Poll. Cont. Fing. Auth. Series 2019:
5% 7/1/29 (f)	480,000	489,519
5% 7/1/39 (f)	1,760,000	1,676,029
5% 11/21/45 (f)	1,930,000	1,771,996
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.5%, tender 5/1/24 (b)(d)	810,000	790,839
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (f)	660,000	575,802
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (f)	495,000	455,486
Series 2021 A:
5% 11/15/36 (f)	190,000	172,541
5% 11/15/46 (f)	105,000	88,805
Series 2021 B3, 2.125% 11/15/27 (f)	805,000	747,402
California Pub. Fin. Auth. Rev.:
Series 2017:
5% 10/15/33	55,000	56,899
5% 10/15/37	105,000	107,354
5% 10/15/47	105,000	105,992
Series 2021 A:
4% 10/15/26	85,000	85,908
4% 10/15/27	85,000	85,818
4% 10/15/28	75,000	75,559
Series 2022 A, 4% 7/15/51	750,000	723,975
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 A:
5% 2/1/31	1,675,000	1,961,024
5% 2/1/32	1,720,000	2,029,651
Series 2022 C:
5% 8/1/30	35,000	40,648
5% 8/1/31	450,000	530,184
5% 8/1/32	130,000	153,046
5% 8/1/33	65,000	76,470
5% 8/1/34	840,000	975,095
5% 8/1/35	760,000	870,644
Series 2013 A, 5% 3/1/38	665,000	668,489
Series 2013 I, 5% 11/1/38	1,960,000	1,997,331
Series 2014 A, 5% 9/1/33	1,975,000	2,051,654
Series 2014 B, 5% 10/1/34	1,505,000	1,561,120
Series 2022 A:
5% 8/1/29	1,065,000	1,217,124
5% 8/1/30	1,920,000	2,229,851
California School Fin. Auth. Charter School Rev.:
Series 2016:
5% 8/1/41 (f)	470,000	471,543
5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (f)	50,000	53,021
Series 2021 A:
4% 8/1/51 (f)	150,000	123,330
4% 6/1/61 (f)	250,000	176,641
4% 6/1/61 (f)	250,000	171,903
4% 8/1/61 (f)	240,000	189,124
Series 2022 A:
5% 7/1/42 (f)	500,000	471,376
5% 7/1/52 (f)	2,045,000	1,801,740
Series 2022 B, 5% 7/1/42 (f)	2,125,000	1,941,400
California School Fin. Auth. College (NCCD-Santa Rosa Properties LLC, Sonoma County Jr. College District Proj.) Series 2021 A, 2.75% 11/1/60 (f)	300,000	143,879
California School Fin. Auth. School Facility Rev.:
(Alliance for College-Ready Pub. Schools Proj.) Series 2015 A:
4% 7/1/24 (f)	115,000	115,836
4% 7/1/25 (f)	120,000	121,132
(Alliance for College-Ready Pub. Schools) Series 2015 A, 5% 7/1/30 (f)	105,000	107,917
(KIPP SoCal Projs.) Series 2020 A, 4% 7/1/50 (f)	735,000	614,570
Series 2015 A, 5% 7/1/45 (f)	285,000	286,428
Series 2019, 5% 7/1/49 (f)	750,000	753,373
California State Univ. Rev.:
Series 2016 A, 4% 11/1/45	360,000	354,227
Series 2018 A, 5% 11/1/48	2,600,000	2,762,930
Series 2020 C, 4% 11/1/45	750,000	735,788
California Statewide Cmntys. Dev. Auth.:
(NCCD-Hooper Street LLC-California College of the Arts Proj.) Series 2019:
5% 7/1/29 (f)	130,000	126,027
5.25% 7/1/39 (f)	100,000	91,498
5.25% 7/1/49 (f)	380,000	328,824
5.25% 7/1/52 (f)	165,000	141,100
Series 2013 A, 5.75% 1/15/45 (f)	2,845,000	2,816,698
Series 2016:
5% 5/15/25	55,000	56,609
5% 5/15/26	55,000	57,116
5% 5/15/27	55,000	57,080
5% 5/15/28	55,000	56,936
5% 5/15/32	70,000	71,758
5% 5/15/33	85,000	86,888
5% 5/15/40	55,000	55,536
Series 2017, 5% 5/15/47	1,180,000	1,179,967
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/48	250,000	252,490
California Statewide Cmntys. Dev. Auth. Rev.:
(899 Charleston Proj.) Series 2014 A, 5.375% 11/1/49 (f)	490,000	411,106
(Viamonte Sr. Living 1 Proj.) Series 2018 A, 3.5% 7/1/34	165,000	163,674
Series 2014 A:
5.25% 12/1/34	135,000	137,755
5.25% 12/1/44	560,000	563,898
5.5% 12/1/54	2,920,000	2,935,560
Series 2014 B, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	860,000	893,217
Series 2014, 6.375% 11/1/43 (f)	300,000	304,617
Series 2015 A, 5% 10/1/45	615,000	620,614
Series 2015, 5% 2/1/45	640,000	471,675
Series 2016 A:
5% 12/1/27 (f)	420,000	428,743
5% 12/1/46 (f)	2,630,000	2,576,735
5.25% 12/1/56 (f)	1,745,000	1,735,267
Series 2017 A:
3.5% 11/1/27 (f)	835,000	801,022
5% 11/1/32 (f)	100,000	102,489
5% 11/1/41 (f)	200,000	200,596
Series 2018 A:
5% 3/1/34	210,000	220,931
5% 3/1/35	315,000	329,871
5.25% 12/1/48 (f)	250,000	251,944
5.5% 12/1/58 (f)	4,875,000	4,912,768
Series 2019 B:
4% 9/2/29	450,000	450,600
5% 9/2/34	150,000	158,991
5% 9/2/39	140,000	145,909
5% 9/2/44	145,000	149,001
5% 9/2/49	70,000	71,358
Series 2021 A:
4% 9/2/28	35,000	34,301
4% 9/2/29	40,000	39,020
4% 9/2/30	45,000	43,949
4% 9/2/31	35,000	33,939
4% 9/2/41	230,000	201,867
4% 9/2/51	140,000	115,070
Series 2021 B:
4% 9/2/41	640,000	574,738
4% 9/2/51	755,000	638,477
Series 2021 C1:
4% 9/2/31	90,000	87,819
4% 9/2/41	465,000	415,994
4% 9/2/51	110,000	92,435
Series 2022 A:
5.25% 8/15/52	725,000	764,083
5.375% 8/15/57 (Assured Guaranty Muni. Corp. Insured)	690,000	728,356
Series 2022 A1, 5% 9/2/52	1,525,000	1,493,545
Series 2022 B, 5% 9/2/52	500,000	488,941
California Statewide Fing. Auth.:
Series 2002 A, 6% 5/1/43	210,000	213,656
Series 2006 C, 0% 6/1/55 (f)	3,000,000	160,908
Chino Valley Unified School District Series 2020 B, 3.375% 8/1/50	1,000,000	798,731
CMFA Spl. Fin. Agcy. Essential Hsg. Rev.:
Series 2020 A1, 4% 8/1/56 (f)	655,000	531,542
Series 2021 A1, 3% 12/1/56 (f)	450,000	290,778
Series 2021, 4% 8/1/45 (f)	840,000	643,593
CMFA Spl. Fin. Agcy. VII Essential Hsg. Rev. Series 2021 A2, 4% 8/1/47 (f)	2,020,000	1,480,385
CMFA Spl. Fin. Agcy. XII:
Series 2022 A1, 3.25% 2/1/57 (f)	240,000	159,513
Series 2022 A2, 4.375% 8/1/49 (f)	455,000	333,238
Coachella Valley Unified School District Series 2016 F, 5% 8/1/46	1,500,000	1,572,043
Coast Cmnty. College District Series 2017 D, 4.5% 8/1/39 (Pre-Refunded to 8/1/27 @ 100)	750,000	813,930
College of the Sequoias Cmnty. College District Series 2021 E, 3% 8/1/51	455,000	334,163
Compton Unified School District Series 2019 B, 0% 6/1/39	250,000	118,012
Corona-Norco Unified School District Series 2019 C, 4% 8/1/49	1,000,000	994,006
Cotati-Rohnert Park Unified School District Series 2018 C, 5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	250,000	261,733
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2020 A, 5% 7/1/51 (f)	1,995,425	1,794,270
Series 2021 A, 4% 8/1/56 (f)	500,000	380,636
Series 2021 A1, 2.65% 12/1/46 (f)	1,945,000	1,472,373
Series 2021 A2:
4% 7/1/56 (f)	1,184,888	868,281
4% 9/1/56 (f)	1,050,000	796,552
4% 10/1/56 (f)	5,530,000	4,048,634
4% 6/1/58 (f)	250,000	189,557
Series 2021 B, 4% 3/1/57 (f)	1,415,000	955,678
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	1,490,000	1,113,245
Desert Sands Unified School District Series 2019, 5% 8/1/40	500,000	539,579
Eastern Muni. Wtr. District Fing. Auth. Series 2017 D, 5% 7/1/47	3,845,000	4,085,649
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	1,450,000	771,940
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	750,000	788,494
Escondido Union High School District:
Series 2008 A, 0% 8/1/33 (Assured Guaranty Corp. Insured)	590,000	398,600
Series 2009 A:
0% 8/1/30 (Assured Guaranty Corp. Insured)	960,000	738,728
0% 8/1/31 (Assured Guaranty Corp. Insured)	855,000	631,339
Evergreen School District Gen. Oblig. Series 2016, 4% 8/1/41	600,000	590,815
Firebaugh Las Deltas Unified School District Series 2017 A, 5.25% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	535,269
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	162,935
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/34 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	3,011,486
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 2014 B2, 3.5% 1/15/53 (b)	300,000	242,482
Series 2021 A, 4% 1/15/46	4,710,000	4,324,010
Series 2021 C, 4% 1/15/43	275,000	254,751
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	2,115,000	2,245,352
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	875,000	928,928
Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	65,000	71,587
Series 2021 B1, 3.85% 6/1/50	5,565,000	5,015,408
Series 2021 B2, 0% 6/1/66	73,285,000	7,856,665
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	935,000	904,643
Hastings Campus Hsg. Fin. Auth.:
Series 2020 A:
5% 7/1/45 (f)	1,450,000	1,265,393
5% 7/1/61 (f)	3,230,000	2,647,936
Series 2020 B, 0% 7/1/61 (e)(f)	2,605,000	891,693
Indio Pub. Fing. Auth. Lease Rev. Series 2022 A, 4.5% 11/1/52	1,115,000	1,119,841
Inland Empire Tobacco Securitization Auth. Series 2007:
0% 6/1/57	6,030,000	397,644
0% 6/1/57 (f)	17,305,000	944,851
0% 6/1/57 (f)	11,325,000	518,866
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	45,000	45,109
Series 2012, 4% 9/2/28	60,000	60,138
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	775,000	781,274
Jurupa Unified School District Series 2019 C, 5.25% 8/1/43	800,000	876,380
Kern Cmnty. College District Gen. Oblig.:
Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	600,000	492,488
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	458,997
Series 2020, 3% 8/1/46	800,000	637,811
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2022 A, 5% 8/15/47	2,500,000	2,538,579
Live Oak School District Ctfs. of Prtn. (2016 Rfdg. and School Fing. Projs.) Series 2016, 5% 8/1/39 (Assured Guaranty Muni. Corp. Insured)	500,000	526,922
Lodi Unified School District School Facilities Improvment District No. 1 Series 2020, 3% 8/1/23	825,000	828,145
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	30,000	34,579
5% 6/1/34	25,000	28,617
5% 6/1/35	20,000	22,734
5% 6/1/36	50,000	56,130
5% 6/1/37	45,000	50,020
5% 6/1/38	65,000	71,713
5% 6/1/39	30,000	33,017
Series 2022 B:
5% 6/1/33	30,000	34,579
5% 6/1/34	25,000	28,617
5% 6/1/35	20,000	22,734
5% 6/1/36	20,000	22,452
5% 6/1/37	30,000	33,346
5% 6/1/38	20,000	22,066
5% 6/1/39	35,000	38,520
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/29	600,000	636,427
5.5% 11/15/37	900,000	1,000,006
Long Beach Hbr. Rev. Series 2019 A, 5% 5/15/39	480,000	525,246
Long Beach Marina Rev. (Alamitos Bay Marina Proj.) Series 2015:
5% 5/15/35	100,000	102,130
5% 5/15/40	540,000	547,190
Long Beach Unified School District:
Series 2009, 5.5% 8/1/29	20,000	20,047
Series 2015 D1, 0% 8/1/30	470,000	350,195
Los Angeles Cmnty. College District Series 2015 C, 5% 8/1/25	305,000	323,751
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2013 B, 5% 7/1/36	1,000,000	1,012,598
Series 2019 A:
5% 7/1/38	1,445,000	1,585,418
5% 7/1/39	965,000	1,055,040
Series 2019 B:
5% 7/1/34	240,000	267,376
5% 7/1/36	1,205,000	1,329,401
Series 2021 A, 4% 6/1/36	1,500,000	1,564,422
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Lacma Bldg. for the Permanent Collection Proj.) Series 2020 A:
4% 12/1/37	1,690,000	1,725,681
4% 12/1/38	620,000	628,896
4% 12/1/40	1,095,000	1,092,180
4% 12/1/43	670,000	656,660
(Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	825,000	855,642
Series 2015 A, 5% 12/1/39	1,715,000	1,762,923
Series 2019 E1, 5% 12/1/44	425,000	462,065
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 5% 5/15/41 (d)	2,600,000	2,655,038
Series 2018 A:
5% 5/15/34 (d)	95,000	100,493
5% 5/15/36 (d)	175,000	183,746
5% 5/15/37 (d)	215,000	224,443
5% 5/15/44 (d)	1,265,000	1,299,567
5.25% 5/15/38 (d)	375,000	395,118
Series 2018 C, 5% 5/15/44 (d)	1,565,000	1,604,252
Series 2018 E, 5% 5/15/43	1,050,000	1,128,144
Series 2019 D, 5% 5/15/38 (d)	725,000	757,571
Series 2019 E, 5% 5/15/36	250,000	273,203
Series 2020 C:
5% 5/15/37 (d)	770,000	817,520
5% 5/15/45 (d)	750,000	776,404
Series 2021 A:
5% 5/15/36 (d)	365,000	391,734
5% 5/15/37 (d)	270,000	287,351
5% 5/15/38 (d)	595,000	631,157
5% 5/15/39 (d)	885,000	934,761
5% 5/15/40 (d)	445,000	467,830
Series 2021 D:
3% 5/15/39 (d)	250,000	205,453
4% 5/15/40 (d)	1,000,000	959,827
Series 2022 C, 4% 5/15/38 (d)	750,000	722,285
Series 2022 G, 5% 5/15/47 (d)	500,000	518,682
Series 2022 H:
5.25% 5/15/47 (d)	1,150,000	1,225,320
5.5% 5/15/47 (d)	1,275,000	1,383,895
Series 2022, 5% 5/15/48	800,000	873,785
Series B, 5% 5/15/45	575,000	626,227
Series F:
4% 5/15/49 (d)	850,000	769,945
5% 5/15/34 (d)	385,000	410,871
5% 5/15/44 (d)	1,920,000	1,980,807
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 E, 5% 7/1/44	2,410,000	2,471,355
Series 2016 A:
5% 7/1/38	860,000	905,555
5% 7/1/46	480,000	500,299
Series 2017 A, 5% 7/1/42	1,805,000	1,905,720
Series 2017 B, 5% 7/1/39	2,655,000	2,824,625
Series 2017 C:
5% 7/1/37	1,165,000	1,257,128
5% 7/1/38	240,000	258,049
5% 7/1/42	3,135,000	3,329,718
Series 2021 B, 5% 7/1/51	5,225,000	5,653,992
Series 2021 C, 5% 7/1/40	255,000	285,132
Series B, 5% 7/1/50	3,455,000	3,729,361
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2013 B, 5% 7/1/33	685,000	694,385
Series 2016 A, 5% 7/1/41	1,370,000	1,435,908
Series 2020 A, 5% 7/1/40	70,000	77,673
Series 2021 B, 5% 7/1/46	1,520,000	1,664,894
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	620,000	649,628
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	5,000,000	5,408,915
Series 2020 A:
5% 7/1/32	1,000,000	1,153,096
5% 7/1/33	1,000,000	1,146,677
Series 2020 C:
4% 7/1/33	500,000	536,706
4% 7/1/38	920,000	939,733
Series 2022, 5% 7/1/23	2,500,000	2,538,031
Los Angeles Wastewtr. Sys. Rev. Series 2018 A, 5% 6/1/48	2,975,000	3,169,442
Merced Union High School District Series 2009 A, 0% 8/1/30 (Assured Guaranty Corp. Insured)	120,000	92,689
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2017 C, SIFMA Municipal Swap Index + 0.140% 2.04%, tender 5/21/24 (b)(c)	1,745,000	1,730,922
Series 2017 D, SIFMA Municipal Swap Index + 0.140% 2.04%, tender 5/21/24 (b)(c)	1,475,000	1,463,094
Series 2017 E, SIFMA Municipal Swap Index + 0.140% 2.04%, tender 5/21/24 (b)(c)	1,005,000	996,890
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	175,000	178,602
5% 4/1/25	185,000	191,289
5% 4/1/26	130,000	136,017
Modesto Elementary School District, Stanislaus County Series 2021 B:
3% 8/1/46	380,000	291,218
3% 8/1/50	235,000	175,179
Modesto Irrigation District Fing. Auth. Rev. Series 2007 F, 3 month U.S. LIBOR + 0.580% 2.645% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)(c)	1,010,000	1,001,250
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	446,380
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/41	1,385,000	1,441,130
5% 6/1/46	425,000	440,738
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	105,000	113,158
4% 8/1/31	735,000	795,895
4% 8/1/32	1,095,000	1,182,351
4% 8/1/33	85,000	90,684
Mount San Antonio Cmnty. College Series 2013 A, 0% 8/1/28 (e)	395,000	428,568
MSR Energy Auth. Gas Rev.:
Series 2009 A:
6.125% 11/1/29	410,000	454,204
6.5% 11/1/39	1,750,000	2,120,991
7% 11/1/34	1,810,000	2,237,817
Series 2009 B:
6.5% 11/1/39	3,775,000	4,575,281
7% 11/1/34	6,980,000	8,629,815
Series 2009 C:
6.125% 11/1/29	1,250,000	1,384,842
6.5% 11/1/39	905,000	1,096,855
7% 11/1/34	1,205,000	1,489,818
Murrieta Valley Unified School District Series 2022, 5.25% 9/1/51	700,000	786,880
Napa Valley Cmnty. Cllge District Series 2018:
4% 8/1/29	565,000	585,602
4% 8/1/32	500,000	516,965
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	250,000	251,268
North Lake Tahoe Pub. Fin. Auth. Series 2022, 4.5% 12/1/52	1,000,000	1,022,957
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	1,445,000	1,449,788
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, 3 month U.S. LIBOR + 0.720% 3.228% 7/1/27 (b)(c)	1,425,000	1,380,048
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	210,000	221,899
Ocean View School District Series 2021, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	500,000	382,321
Oceanside Unified School District Series 2009:
0% 8/1/24 (Escrowed to Maturity)	70,000	66,929
0% 8/1/27	350,000	302,675
0% 8/1/27 (Escrowed to Maturity)	40,000	34,943
0% 8/1/27 (Escrowed to Maturity)	15,000	13,104
0% 8/1/29	690,000	553,796
0% 8/1/29 (Escrowed to Maturity)	80,000	65,829
0% 8/1/29 (Escrowed to Maturity)	55,000	45,258
0% 8/1/30	875,000	674,843
0% 8/1/30 (Escrowed to Maturity)	45,000	35,932
Ontario Montclair School District Series 2017 A, 5% 8/1/46	500,000	527,411
Orange County San District Waste Series 2015 A, 5% 2/1/30	425,000	441,951
Oxnard Fing. Auth. Wastewtr. Rev. Series 2014, 5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	350,000	360,704
Paramount Unified School District Series 2013, 0% 8/1/43 (Pre-Refunded to 8/1/23 @ 26)	1,700,000	434,220
Peninsula Corridor Joint Powers Board Series 2022 A, 5% 6/1/47	500,000	549,767
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	500,000	492,852
Pleasant Valley School District Series 2018 B, 4% 8/1/46	750,000	742,069
Pomona Unified School District Series 2016 F, 3% 8/1/48	205,000	160,112
Port of Oakland Rev.:
Series 2021 H:
5% 5/1/24 (d)	335,000	344,037
5% 5/1/24 (Escrowed to Maturity) (d)	25,000	25,833
5% 5/1/25 (d)	1,025,000	1,067,774
Series H:
5% 5/1/26 (d)	585,000	616,531
5% 5/1/27 (d)	585,000	623,856
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	790,000	558,975
Series 2011, 0% 8/1/46	140,000	45,539
Series B:
0% 8/1/33	245,000	165,694
0% 8/1/37	1,395,000	766,821
0% 8/1/38	235,000	122,543
0% 8/1/39	3,300,000	1,626,122
0% 8/1/41	750,000	330,899
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	120,000	123,392
5% 9/1/26	155,000	161,625
5% 9/1/27	60,000	62,575
5% 9/1/29	320,000	332,722
5% 9/1/30	75,000	77,503
5% 9/1/31	145,000	149,701
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (Assured Guaranty Muni. Corp. Insured)	295,000	305,678
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	825,000	855,063
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	775,000	803,371
Richmond Joint Powers Fing. Auth. Rev. Series 2019 A, 5% 11/1/36 (Assured Guaranty Muni. Corp. Insured)	330,000	358,979
Richmond Wastewtr. Rev. Series 2017 A, 5.25% 8/1/47	1,400,000	1,490,357
River Islands Pub. Fing. Auth.:
Series 2022 A-1, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	3,840,000	4,129,143
Series 2022, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	425,000	456,871
Riverside County Trans. Commission Sales Tax Rev.:
Series 2013 A, 5.25% 6/1/39 (Pre-Refunded to 6/1/23 @ 100)	990,000	1,003,744
Series 2016 A, 2% 6/1/29	430,000	393,188
Series 2017 B:
4% 6/1/36	2,050,000	2,089,693
5% 6/1/38	1,710,000	1,847,798
5% 6/1/39	2,395,000	2,578,590
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
3% 6/1/49	1,075,000	804,995
4% 6/1/37	560,000	546,582
4% 6/1/38	2,150,000	2,084,606
4% 6/1/46	2,205,000	2,034,681
Roseville Natural Gas Fing. Auth. Series 2007, 5% 2/15/27	965,000	1,008,178
Sacramento Area Flood Cont. Agcy. Series 2016 A:
5% 10/1/36	250,000	266,173
5% 10/1/41	740,000	779,907
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	695,000	609,195
Sacramento City Unified School District Series 2022 A:
5.5% 8/1/47	1,065,000	1,195,759
5.5% 8/1/52	2,250,000	2,513,941
Sacramento County Arpt. Sys. Rev.:
Series 2016 A, 5% 7/1/41	2,135,000	2,195,979
Series 2016 B, 5% 7/1/41	1,280,000	1,312,275
Series 2018 C, 5% 7/1/37 (d)	590,000	612,273
Sacramento County Sanitation District Fing. Auth. Rev. Series 2020 A, 5% 12/1/50	345,000	373,699
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 4% 8/15/45	500,000	497,592
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1:
Series 2021:
4% 9/1/41	295,000	259,273
4% 9/1/46	805,000	668,509
Series 2022:
5.25% 9/1/42 (f)	1,065,000	1,084,499
5.25% 9/1/47 (f)	1,060,000	1,069,713
Sacramento TOT Rev. Series 2018 A:
5% 6/1/29	250,000	273,245
5% 6/1/30	750,000	821,260
5% 6/1/33	20,000	21,770
Sacramento Wtr. Rev. Series 2017, 5.25% 9/1/47	525,000	569,418
San Bernardino Unified School District (2019 Fing. Proj.) Series 2019:
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	965,000	1,052,862
5% 10/1/38 (Assured Guaranty Muni. Corp. Insured)	420,000	455,476
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	130,000	135,859
5% 11/15/26	130,000	138,229
San Diego California Assn. Govts. South Bay Series 2017 A, 5% 7/1/30	250,000	272,057
San Diego Cmnty. College District Series 2011, 0% 8/1/35	170,000	104,851
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B:
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100) (d)	105,000	106,445
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100) (d)	320,000	324,403
5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (d)	1,680,000	1,703,114
Series 2019 A, 5% 7/1/49	185,000	191,593
Series 2021 B:
4% 7/1/41 (d)	355,000	333,541
4% 7/1/46 (d)	405,000	369,805
4% 7/1/51 (d)	750,000	676,665
4% 7/1/56 (d)	555,000	479,185
5% 7/1/46 (d)	505,000	518,162
5% 7/1/51 (d)	505,000	515,237
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2016 A, 5% 4/1/48	2,820,000	2,961,180
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,030,000	2,269,211
5% 5/1/52	3,030,000	3,344,305
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 A, 5% 10/15/44	500,000	520,287
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	515,000	341,900
0% 7/1/37	285,000	161,523
Series 2008 E, 0% 7/1/47 (e)	1,200,000	866,220
Series 2020 D2, 3% 7/1/37	590,000	524,826
Series 2020 M2, 3% 7/1/50	750,000	585,642
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2020, 3% 8/1/50	1,000,000	775,337
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (d)	2,950,000	3,026,328
Series 2017 A, 5% 5/1/47 (d)	1,500,000	1,522,568
Series 2018 D, 5% 5/1/48 (d)	1,085,000	1,103,675
Series 2019 A:
5% 1/1/35 (d)	860,000	906,914
5% 1/1/37 (d)	280,000	292,777
5% 1/1/47 (d)	620,000	632,400
5% 5/1/49 (d)	16,800,000	17,121,846
Series 2019 B, 5% 5/1/49	850,000	881,066
Series 2019 E:
5% 5/1/38 (d)	915,000	956,258
5% 5/1/39 (d)	1,045,000	1,087,222
5% 5/1/40 (d)	485,000	502,730
5% 5/1/45 (d)	2,000,000	2,048,426
5% 5/1/50 (d)	955,000	972,536
Series 2020 A, 5% 5/1/38 (d)	1,845,000	1,939,292
Series 2021 A:
5% 5/1/34 (d)	1,250,000	1,346,795
5% 5/1/35 (d)	2,410,000	2,579,847
Series 2022 A:
5% 5/1/26 (d)	2,215,000	2,327,079
5% 5/1/27 (d)	2,245,000	2,387,483
5% 5/1/28 (d)	2,990,000	3,197,383
5% 5/1/29 (d)	2,005,000	2,153,278
Series 2022 B, 5% 5/1/52	7,420,000	7,844,560
San Francisco City & County Ctfs. of Prtn.:
Series 2019 A, 4% 4/1/43	500,000	497,025
Series 2021 A, 4% 4/1/38	1,000,000	1,009,977
San Francisco City & County Redev. Agcy. Successor (Mission Bay South Redev. Proj.) Series 2014 A, 5% 8/1/43	70,000	72,215
San Jose Gen. Oblig. Series 2021 A:
5% 9/1/45	635,000	693,669
5% 9/1/46	785,000	855,294
San Leandro Unified School District Series 2020 B, 5.25% 8/1/48	1,000,000	1,110,669
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	460,000	486,184
5% 10/1/33	330,000	347,465
San Marcos Unified School District Series 2010 B, 0% 8/1/47	2,795,000	930,776
San Mateo County Cmnty. College District:
Series 2006 A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	973,805
Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	660,000	592,361
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2018 A, 5% 7/15/43	1,270,000	1,368,863
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (e)	1,500,000	1,428,510
Sanger Unified School District (Cap. Projs.) Series 2022:
5% 6/1/49 (Assured Guaranty Muni. Corp. Insured)	480,000	495,198
5% 6/1/52 (Assured Guaranty Muni. Corp. Insured)	725,000	728,590
Santa Ana Unified School District Series 2009 B, 0% 8/1/47 (Assured Guaranty Corp. Insured)	500,000	147,790
Santa Margarita Wtr. District Spl. Tax Series 2013, 5.625% 9/1/43	335,000	337,755
Santa Monica Cmnty. College District Gen. Oblig. Series 2018 A, 4% 8/1/47	950,000	939,919
Santa Monica-Malibu Unified School District Series 2018 B, 3% 8/1/44	750,000	604,973
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	95,000	87,711
Simi Valley Unified School District Series 2020 C, 4% 8/1/50	615,000	596,825
South Whittier School District Gen. Oblig. Series 2019 B:
4% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	330,000	321,126
4% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	525,365
Southern California Wtr. Replenishment Fing. Auth. Series 2018 A, 5% 8/1/48	3,615,000	3,893,940
Stockton Unified School District Gen. Oblig.:
Series 2011, 0% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	300,000	128,236
Series 2012 A, 5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,075,175
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A, 5.25% 9/1/37	1,215,000	1,238,680
Sunnyvale School District Series 2019 C, 3% 9/1/44	1,000,000	816,231
Sweetwater Union High School District Series 2016, 4% 8/1/47	1,000,000	967,533
Temecula Valley Unified School District Gen. Oblig. Series 2021 D:
3% 8/1/44	1,000,000	818,006
3% 8/1/47	1,000,000	795,261
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	2,065,000	318,170
Series 2019 A1:
5% 6/1/25	420,000	433,153
5% 6/1/27	295,000	310,795
5% 6/1/28	85,000	90,356
5% 6/1/29	55,000	58,949
5% 6/1/48	770,000	785,940
Series 2019 B2, 0% 6/1/54	300,000	53,811
Twin Rivers Unified School District Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	358,176
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P:
3.5% 5/15/54	1,950,000	1,644,890
5% 5/15/47	8,775,000	9,475,472
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/33	2,750,000	2,779,485
Series 2016 K, 5% 5/15/35	1,445,000	1,540,689
Series 2017 AV, 5% 5/15/36	90,000	97,484
Series 2017 M, 5% 5/15/47	1,475,000	1,557,476
Series 2018 AZ, 5.25% 5/15/58	750,000	803,262
Series 2018 O, 5.5% 5/15/58	4,425,000	4,784,218
Val Verde Unified School District:
Series 2021 B, 4% 8/1/51 (Assured Guaranty Muni. Corp. Insured)	2,000,000	1,912,509
Series 2021 F, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	1,170,000	899,517
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	545,000	563,601
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	50,000	50,864
Series 2017 B:
5% 7/1/29	30,000	31,045
5% 7/1/30	60,000	62,062
West Contra Costa Healthcare District Series 2021, 3% 7/1/42	250,000	203,842
West Contra Costa Unified School District Series 2009 C1, 0% 8/1/29	730,000	587,438
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	280,000	314,208
TOTAL CALIFORNIA		634,111,110
Colorado - 2.1%
Adams 12 Five Star Schools Series 2016 B, 5% 12/15/30	1,175,000	1,274,196
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,945,000	1,434,865
Arista Metropolitan District Broomfield Gen. Oblig. and Spl. Rev. Series 2018 A, 5.125% 12/1/48	1,055,000	960,212
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	385,000	390,408
5% 10/1/43	1,105,000	1,110,867
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	1,215,000	1,139,951
Canyons Metropolitan District No. 5 Series 2017 A, 6.125% 12/1/47	500,000	476,982
Cherry Creek School District No. 5 Gen. Oblig. Series 2021, 5% 12/15/38	1,700,000	1,910,136
Colorado Ctfs. of Prtn.:
Series 2021 A:
4% 12/15/36	680,000	697,452
4% 12/15/38	680,000	688,215
Series 2022:
6% 12/15/39	1,575,000	1,887,706
6% 12/15/40	7,140,000	8,512,651
6% 12/15/41	7,500,000	8,912,496
Colorado Edl. & Cultural Facilities Auth.:
(American Academy Proj.) Series 2020:
5% 12/1/40	755,000	787,836
5% 12/1/50	3,870,000	3,963,570
5% 12/1/55	305,000	311,133
(Highline Academy Charter School Proj.) Series 2022, 5.25% 12/1/52	1,825,000	1,893,202
(Pinnacle Charter School, Inc. Proj.) Series 2021:
4% 12/1/36	290,000	282,110
4% 12/1/41	355,000	330,660
(Prospect Ridge Academy Proj.) Series 2020 A:
5% 3/15/40	370,000	385,085
5% 3/15/50	765,000	782,535
5% 3/15/55	1,130,000	1,148,853
(Thomas MacLaren State Charter School Proj.) Series 2020 A, 5% 6/1/35	110,000	114,100
(Windsor Charter Academy Proj.) Series 2020:
4% 9/1/50	100,000	88,854
4% 9/1/55	185,000	159,982
Series 2022 A:
4% 6/1/52	250,000	225,339
4% 6/1/56	250,000	220,793
Colorado Edl. & Cultural Facilities Auth. Rev.:
(DCS Montessori Charter School Proj.) Series 2012, 5% 7/15/37	115,000	115,132
(Liberty Common Proj.) Series 2014 A:
5% 1/15/29	40,000	40,625
5% 1/15/39	155,000	156,365
5% 1/15/44	125,000	125,886
(Peak to Peak Charter School Proj.) Series 2014:
5% 8/15/30	100,000	102,958
5% 8/15/34	105,000	107,747
(Stargate Charter School Proj.) Series 2018 A:
4% 12/1/48	730,000	660,274
5% 12/1/38	285,000	298,510
(The Classical Academy Proj.):
Series 2014, 5% 12/1/31	365,000	374,154
Series 2015 A, 5% 12/1/38	215,000	218,178
(Twin Peaks Charter Academy Proj.) Series 2014, 5% 11/15/31	395,000	404,850
(Univ. of Denver Proj.) Series 2017 A:
5% 3/1/43	890,000	934,579
5% 3/1/47	1,180,000	1,234,598
Series 2013, 5% 6/1/29	190,000	191,313
Series 2018:
5% 4/1/38	65,000	67,017
5% 4/1/48	75,000	75,954
5% 4/1/53	80,000	80,794
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	445,000	449,152
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (f)	215,000	164,829
6.125% 12/1/45 (f)	950,000	681,709
6.25% 12/1/50 (f)	790,000	560,951
(The Evangelical Lutheran Good Samaritan Society Proj.) Series 2013, 5.625% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	255,000	258,591
Series 2013 A:
5% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	985,000	1,009,469
5.25% 1/1/40 (Pre-Refunded to 1/1/23 @ 100)	2,120,000	2,124,519
Series 2013, 8% 8/1/43	1,340,000	1,359,451
Colorado Health Facilities Auth. Rev. Bonds:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	3,610,000	3,741,468
(Bethesda Proj.) Series 2018 A1, 5% 9/15/48	1,195,000	1,122,466
(Boulder Cmnty. Health Proj.) Series 2020:
4% 10/1/35	160,000	158,965
4% 10/1/37	95,000	92,682
4% 10/1/38	70,000	67,835
4% 10/1/39	70,000	67,479
4% 10/1/40	60,000	57,409
5% 10/1/32	215,000	232,802
5% 10/1/33	210,000	226,135
5% 10/1/34	220,000	235,781
(Frasier Meadows Retirement Cmnty. Proj.) Series 2017 B:
5% 5/15/33	210,000	212,162
5% 5/15/39	315,000	318,243
(Frasier Proj.) Series 2023 A:
4% 5/15/31	50,000	45,169
4% 5/15/32	60,000	53,458
4% 5/15/33	60,000	52,714
4% 5/15/34	65,000	56,401
4% 5/15/35	65,000	55,451
4% 5/15/36	70,000	58,974
4% 5/15/41	115,000	91,321
4% 5/15/48	180,000	131,979
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	15,000	15,210
5% 9/1/24	15,000	15,398
5% 9/1/25	15,000	15,561
5% 9/1/28	125,000	131,985
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	200,000	191,312
4% 9/1/36	160,000	151,590
5% 9/1/46	1,090,000	1,100,741
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	65,000	68,488
Series 2019 B, 5%, tender 8/1/26 (b)	4,240,000	4,414,712
Series 2018 A:
4% 11/15/48	60,000	55,495
5% 12/1/48	250,000	248,344
Series 2019 A:
4% 1/1/36	250,000	253,674
4% 1/1/37	1,975,000	1,998,944
4% 11/15/38	3,230,000	3,235,720
4% 11/1/39	225,000	216,351
4% 11/15/43	1,000,000	973,264
5% 11/1/25	1,305,000	1,376,102
5% 11/1/26	95,000	101,525
5% 11/1/39	2,005,000	2,064,827
5% 11/15/39	1,770,000	1,905,122
5% 11/1/44	2,950,000	2,989,454
Series 2019 A1, 4% 8/1/44	6,100,000	5,290,961
Series 2019 A2:
3.25% 8/1/49	250,000	178,916
4% 8/1/49	6,705,000	5,592,964
5% 8/1/37	1,000,000	1,037,625
5% 8/1/38	2,790,000	2,887,193
5% 8/1/44	13,445,000	13,618,957
Series 2019 B, 4% 1/1/40	250,000	246,937
Series 2020 A, 4% 9/1/50	660,000	539,732
Series 2021 A, 4% 11/15/50	690,000	633,408
Series 2022 A:
5.25% 11/1/52	2,680,000	2,758,045
5.5% 11/1/47	2,225,000	2,377,725
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	3,670,000	3,676,451
5% 12/31/51	2,625,000	2,626,476
5% 12/31/56	3,260,000	3,249,800
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	385,000	387,804
Series 2019 H, 4.25% 11/1/49	995,000	1,002,448
Series 2021 B, 3% 5/1/51	2,045,000	1,980,699
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	990,000	929,573
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.):
Series 2020 A:
3% 7/15/37	240,000	193,821
4% 1/15/33	75,000	73,266
4% 7/15/34	150,000	144,406
4% 7/15/36	365,000	343,708
5% 7/15/32	80,000	85,553
Series 2020:
4% 7/15/33	75,000	72,979
4% 7/15/38	90,000	83,077
4% 7/15/39	300,000	273,926
4% 7/15/40	525,000	473,659
5% 1/15/30	50,000	53,347
5% 1/15/31	60,000	64,437
5% 1/15/32	80,000	85,664
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 4.5% 6/1/44 (Pre-Refunded to 6/1/23 @ 100)	925,000	933,516
Colorado Reg'l. Trans. District Sales Tax Rev.:
(FasTracks Proj.) Series 2016 A, 5% 11/1/36	585,000	619,642
(Fastracks Proj.) Series 2016 A, 5% 11/1/46	1,475,000	1,528,360
(FasTracks Proj.) Series 2017 A, 5% 11/1/40	2,135,000	2,240,643
(Fastracks Proj.) Series 2021 B, 5% 11/1/28	2,710,000	3,042,702
Series 2013 A, 5% 11/1/31	1,310,000	1,524,449
Colorado Springs Utils. Rev. Series 2022 B, 5% 11/15/47	1,250,000	1,383,339
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn.:
Series 2018 N:
5% 3/15/37	130,000	139,702
5% 3/15/38	130,000	139,068
Series 2021 S, 4% 3/15/46	3,295,000	3,178,941
Colorado State Univ. Board of Governors Enterprise Sys. Rev.:
Series 2016 B, 5% 3/1/41 (Pre-Refunded to 3/1/27 @ 100)	320,000	349,792
Series 2021 B, 5% 3/1/25	640,000	672,079
Denver City & County Arpt. Rev.:
Series 2013 B, 5% 11/15/43	365,000	367,817
Series 2017 A:
5% 11/15/26 (d)	420,000	445,247
5% 11/15/27 (d)	355,000	379,657
Series 2018 A:
4% 12/1/43 (d)	1,765,000	1,631,699
5% 12/1/25 (d)	750,000	783,847
5% 12/1/30 (d)	945,000	1,030,645
5% 12/1/34 (d)	1,120,000	1,216,499
5% 12/1/36 (d)	500,000	540,353
5% 12/1/36 (d)	605,000	630,749
5% 12/1/37 (d)	1,215,000	1,263,273
5% 12/1/43 (d)	875,000	893,029
5% 12/1/48 (d)	705,000	714,985
5.25% 12/1/48 (d)	4,130,000	4,263,625
Series 2022 A:
4.125% 11/15/47 (d)	740,000	691,444
4.125% 11/15/53 (d)	695,000	639,117
5.5% 11/15/35 (d)	825,000	922,616
5.5% 11/15/38 (d)	1,250,000	1,382,087
5.5% 11/15/40 (d)	750,000	820,947
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	4,065,000	4,474,422
5% 9/15/46	6,240,000	6,855,852
Series 2020 B:
5% 9/15/28	1,850,000	2,083,320
5% 9/15/29	3,440,000	3,934,610
Denver City & County Ctfs. of Prtn. Series 2018 A, 5.375% 6/1/43	1,375,000	1,453,198
Denver City & County School District # 1:
Series 2016, 4% 12/1/31	750,000	774,263
Series 2021, 4% 12/1/35	800,000	822,244
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (d)	4,825,000	4,779,364
Denver Convention Ctr. Hotel Auth. Series 2016:
5% 12/1/35	205,000	206,276
5% 12/1/40	345,000	341,760
Denver Health & Hosp. Auth. Healthcare Rev.:
Series 2014 A, 5.25% 12/1/45	255,000	256,499
Series 2019 A, 4% 12/1/38	165,000	146,735
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	1,695,000	1,861,699
5% 9/1/40	1,980,000	2,000,693
Eagle County School District Series 2017:
5% 12/1/34	540,000	577,791
5% 12/1/35	1,065,000	1,137,880
Fruita Healthcare Rev. (The Colorado Canyons Hosp. and Med. Ctr. Proj.) Series 2017 A, 5.5% 1/1/48 (f)	250,000	240,265
Hogback Metropolitan District Series 2021 A, 5% 12/1/51	500,000	420,650
Johnstown Plaza Metropolitan District Series 2022, 4.25% 12/1/46	500,000	395,030
Painted Prairie Metropolitan District # 2 Series 2018, 5.25% 12/1/48	500,000	455,213
Park Creek Metropolitan District Sr. Ltd. Property Tax Supported Rev.:
Series 2015 A:
5% 12/1/45	1,125,000	1,161,505
5% 12/1/45	2,740,000	2,812,509
Series 2016 A:
5% 12/1/30	310,000	330,614
5% 12/1/31	350,000	372,193
5% 12/1/32	370,000	392,606
5% 12/1/33	375,000	396,904
5% 12/1/34	305,000	321,532
5% 12/1/35	345,000	363,306
Series 2019 A:
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	250,000	250,481
4% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	500,000	470,603
Peak Metropolitan District # 1 Series 2021 A, 5% 12/1/51 (f)	500,000	425,623
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	1,100,000	1,176,604
6.5% 11/15/38	5,840,000	7,024,925
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (f)	820,000	660,765
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021, 4% 12/1/51	1,250,000	840,361
Riverwalk Metropolitan District No. 2 Rev. Series 2022 A, 5% 12/1/52	890,000	748,497
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	430,000	420,830
Series 2021 C3A, 2%, tender 10/15/25 (b)	795,000	770,087
Series 2021 C3B, 2%, tender 10/15/26 (b)	675,000	644,776
Vauxmont Metropolitan District:
Series 2019:
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	9,000	9,639
5% 12/15/27	12,000	12,862
5% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	11,000	11,798
5% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	11,000	11,795
5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	127,000	135,929
Series 2020:
5% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	11,000	11,000
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	20,000	22,094
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	21,000	23,137
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	128,000	140,701
5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	203,000	222,216
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	26,000	28,277
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	54,000	58,477
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	779,000	797,242
Villages at Castle Rock Metropolitan District Series 2021 A, 4.125% 12/1/51 (f)	500,000	351,614
TOTAL COLORADO		220,463,199
Connecticut - 0.8%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	500,000	532,169
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	500,000	529,511
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	250,000	263,566
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	250,000	263,043
Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	40,000	40,162
5% 2/1/25 (Build America Mutual Assurance Insured)	45,000	47,022
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 5% 7/1/49 (d)	480,000	477,159
Connecticut Gen. Oblig.:
Series 2015 A, 5% 3/15/29	740,000	776,245
Series 2016 B:
5% 5/15/25	65,000	68,620
5% 5/15/26	905,000	972,941
Series 2016 E, 5% 10/15/34	1,290,000	1,374,283
Series 2017 A:
5% 4/15/33	15,000	16,149
5% 4/15/35	750,000	800,149
Series 2018 A:
5% 4/15/35	1,180,000	1,274,815
5% 4/15/38	65,000	69,403
Series 2018 C, 5% 6/15/28	250,000	278,554
Series 2018 E:
5% 9/15/35	305,000	330,726
5% 9/15/37	275,000	295,935
Series 2018 F:
5% 9/15/23	320,000	326,122
5% 9/15/24	395,000	411,567
5% 9/15/25	395,000	419,776
5% 9/15/27	55,000	60,537
5% 9/15/28	1,300,000	1,454,329
Series 2019 A:
4% 4/15/38	325,000	328,103
5% 4/15/26	40,000	42,936
5% 4/15/34	480,000	526,050
5% 4/15/36	805,000	874,486
5% 4/15/39	400,000	430,133
Series 2020 A:
4% 1/15/33	470,000	490,706
4% 1/15/34	535,000	555,866
5% 1/15/40	285,000	306,142
Series 2021 A:
3% 1/15/37	1,000,000	879,589
3% 1/15/40	755,000	628,235
Series 2021 D, 5% 7/15/24	805,000	835,773
Series 2022 C:
5% 6/15/32	150,000	173,681
5% 6/15/33	75,000	86,133
5% 6/15/34	100,000	113,510
5% 6/15/35	75,000	84,549
5% 6/15/36	125,000	140,244
5% 6/15/37	50,000	55,767
5% 6/15/38	75,000	83,153
5% 6/15/40	300,000	328,814
Series 2022 D:
5% 9/15/27	1,000,000	1,100,679
5% 9/15/28	705,000	788,694
5% 9/15/32	75,000	87,037
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (f)	190,000	171,422
5% 9/1/53 (f)	230,000	202,533
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	60,000	63,978
5% 7/1/27	40,000	43,188
5% 7/1/28	80,000	85,801
5% 7/1/29	50,000	53,593
5% 7/1/34	60,000	63,441
5% 7/1/35	65,000	68,342
5% 7/1/36	20,000	20,933
5% 7/1/37	85,000	88,730
5% 7/1/42	425,000	437,961
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	155,000	161,106
5%, tender 1/1/27 (b)	380,000	403,053
Series 2016 F:
5% 7/1/25	635,000	643,248
5% 7/1/31	555,000	556,599
5% 7/1/32	580,000	579,539
5% 7/1/33	365,000	361,734
5% 7/1/34	255,000	250,811
5% 7/1/43	2,340,000	2,210,572
Series 2016 K, 4% 7/1/46	1,325,000	1,154,620
Series 2019 A:
4% 7/1/49	1,365,000	1,160,237
5% 7/1/26 (f)	845,000	828,950
5% 7/1/27 (f)	490,000	478,077
5% 7/1/49 (f)	1,125,000	938,651
Series 2019 Q-1:
5% 11/1/24	30,000	31,275
5% 11/1/26	645,000	696,957
Series 2019, 4% 7/1/44	955,000	775,283
Series 2020 A:
4% 7/1/39	170,000	161,811
4% 7/1/40	940,000	883,267
Series 2020 C, 4% 7/1/45	235,000	216,571
Series 2020 K:
4% 7/1/45	185,000	170,095
5% 7/1/37	55,000	58,814
5% 7/1/38	85,000	90,621
5% 7/1/39	85,000	90,266
5% 7/1/40	65,000	68,732
Series 2021 G:
4% 3/1/46	795,000	766,272
4% 3/1/51	1,280,000	1,210,032
Series 2021 S, 4% 6/1/51	730,000	669,136
Series 2022 M:
4% 7/1/37	195,000	183,007
4% 7/1/39	70,000	67,911
4% 7/1/39	1,400,000	1,290,627
4% 7/1/40	75,000	72,061
4% 7/1/52	1,390,000	1,245,886
5% 7/1/32	100,000	109,738
Series A, 5% 7/1/26	65,000	66,908
Series K1:
5% 7/1/27	60,000	61,007
5% 7/1/29	155,000	157,587
5% 7/1/30	120,000	121,761
5% 7/1/31	1,075,000	1,087,611
5% 7/1/32	70,000	70,646
5% 7/1/33	245,000	246,700
5% 7/1/34	1,390,000	1,394,717
5% 7/1/35	140,000	139,778
Series K3, 5% 7/1/43	1,475,000	1,410,482
Series L1, 4% 7/1/23	95,000	95,354
Series N:
4% 7/1/39	1,050,000	893,093
4% 7/1/49	1,370,000	1,070,215
5% 7/1/32	30,000	30,455
5% 7/1/33	30,000	30,341
5% 7/1/34	15,000	15,092
Series R:
4% 7/1/36	65,000	65,193
5% 6/1/32	35,000	38,984
5% 6/1/33	25,000	27,663
5% 6/1/34	35,000	38,509
5% 6/1/35	55,000	59,980
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2019 B, 3.25% 11/15/35 (d)	185,000	161,094
Connecticut Hsg. Fin. Auth.:
Series 2015 C1, 3.5% 11/15/45	130,000	129,379
Series 2019 B1, 4% 5/15/49	65,000	64,977
Series 2021 B1, 3% 11/15/49	1,090,000	1,051,383
Series C:
5% 5/15/23 (d)	175,000	176,583
5% 11/15/23 (d)	845,000	860,233
5% 5/15/24 (d)	1,520,000	1,558,816
5% 11/15/24 (d)	705,000	728,734
5% 11/15/25 (d)	630,000	659,302
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	25,000	25,051
Series 2014 A, 5% 9/1/30	750,000	778,057
Series 2016 A:
5% 9/1/31	1,600,000	1,717,553
5% 9/1/33	1,300,000	1,393,956
Series 2018 A:
5% 1/1/33	1,860,000	2,043,179
5% 1/1/36	500,000	541,850
5% 1/1/38	1,865,000	2,008,489
Series 2020 A:
3.125% 5/1/40	500,000	420,606
5% 5/1/32	665,000	758,873
5% 5/1/34	580,000	654,912
5% 5/1/35	1,025,000	1,149,150
Series 2021 A:
5% 5/1/33	1,175,000	1,351,020
5% 5/1/35	1,900,000	2,157,289
Series 2022 A, 5.25% 7/1/40	4,000,000	4,531,923
Series A, 5% 9/1/33	320,000	331,092
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	625,000	680,509
5% 5/1/35	590,000	638,058
Hamden Gen. Oblig.:
(Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	1,265,000	1,102,766
5% 1/1/50	1,330,000	1,075,859
Series 2021:
5% 8/15/28	170,000	185,240
5% 8/15/30	80,000	88,102
5% 8/15/32	15,000	16,505
Hartford County Metropolitan District Gen. Oblig. Series 2016 C:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	915,000	986,399
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	505,000	543,561
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	537,988
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	800,000	839,370
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (f)	690,000	695,025
5% 4/1/39 (f)	1,820,000	1,769,021
Mohegan Tribal Fin. Auth. Conn Series 2015, 7% 2/1/45 (f)	1,960,000	1,966,230
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	130,000	139,797
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	30,000	31,580
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	210,000	223,897
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (f)	640,000	507,580
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	250,000	268,434
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	660,000	702,414
5% 11/1/35	500,000	542,774
Waterbury Gen. Oblig. Series 2013, 5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	120,000	122,880
West Haven Gen. Oblig. Series 2020:
4% 3/15/35	197,000	202,554
4% 3/15/40	160,000	158,203
TOTAL CONNECTICUT		86,308,867
Delaware - 0.3%
Delaware Econ. Dev. Auth. Retirement Communitites Rev. Series 2018 B, 5% 11/15/48	2,495,000	2,407,076
Delaware Econ. Dev. Auth. Rev. (Newark Charter School, Inc. Proj.) Series 2016 A:
5% 9/1/36	50,000	51,271
5% 9/1/46	100,000	100,644
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	706,000	800,044
Series 2020 A, 5% 1/1/31	706,000	812,204
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	140,000	145,187
5% 6/1/43	1,950,000	1,980,988
5% 6/1/48	2,500,000	2,509,501
5% 6/1/50	930,000	929,348
(Nanticoke Memorial Hosp. Proj.) Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	300,000	304,250
Beebe Med. Ctr. Proj.) Series 2018, 4.375% 6/1/48	250,000	236,014
Series 2020 A:
4% 10/1/49	2,455,000	2,338,159
5% 10/1/36	900,000	966,004
5% 10/1/40	250,000	264,031
5% 10/1/45	1,990,000	2,088,440
Delaware Trans. Auth.:
(U.S. 301 Proj.) Series 2015, 5% 6/1/55	3,313,000	3,364,147
Series 2015, 5% 6/1/45	740,000	758,111
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/33	365,000	417,355
5% 9/1/34	590,000	670,258
5% 9/1/35	590,000	666,707
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	35,000	34,243
5% 7/1/40	160,000	148,662
5% 7/1/48	415,000	368,978
5% 7/1/53	860,000	752,029
5% 7/1/58	770,000	658,284
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	1,425,000	1,395,488
The Delaware Econ. Dev. Auth. Charter School Rev.:
(Aspira of Delaware Charter Operations, Inc. Proj.) Series 2022 A:
3% 6/1/32	300,000	251,828
4% 6/1/52	130,000	96,978
4% 6/1/57	125,000	90,304
(Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	35,000	34,748
5% 9/1/40	185,000	189,882
5% 9/1/50	245,000	246,943
Univ. of Delaware Series 2019 A, 5% 11/1/41	750,000	859,344
Univ. of Delaware Rev. Bonds Series 2013 C, 1%, tender 11/1/37 (b)	1,150,000	1,150,000
TOTAL DELAWARE		28,087,450
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2012 A, 5% 1/1/42	730,000	731,261
District Of Columbia - 0.8%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/32	270,000	278,498
Series 2017 A, 5% 6/1/33	130,000	142,988
Series 2017 D, 5% 6/1/42	30,000	31,961
Series 2021 D:
4% 2/1/27	920,000	967,695
5% 2/1/28	920,000	1,020,638
5% 2/1/29	1,220,000	1,375,315
Series 2021 E, 5% 2/1/29	2,580,000	2,908,452
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	225,000	236,265
5% 7/15/30	365,000	382,269
District of Columbia Income Tax Rev.:
Series 2022 A, 5.5% 7/1/47	2,500,000	2,867,035
Series 2022 C:
5% 12/1/31	1,000,000	1,182,115
5% 12/1/32	880,000	1,055,030
District of Columbia Rev.:
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	535,000	506,863
5% 7/1/37	555,000	507,592
5% 7/1/42	925,000	815,354
5% 7/1/52	2,115,000	1,757,930
Series 2009 A:
5.125% 1/1/35	220,000	197,320
5.25% 1/1/39	140,000	123,075
Series 2012 A, 5% 6/1/42 (Pre-Refunded to 12/1/22 @ 100)	750,000	750,000
Series 2013 A, 6% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	305,000	310,852
Series 2016 A:
5% 6/1/36	420,000	426,000
5% 6/1/41	275,000	276,201
5% 6/1/46	405,000	404,003
Series 2017 B:
5% 7/1/42	2,230,000	2,271,009
5% 7/1/48	1,735,000	1,753,840
Series 2018:
5% 10/1/23	20,000	20,358
5% 10/1/25	30,000	31,392
5% 10/1/26	55,000	58,237
5% 10/1/27	60,000	64,350
5% 10/1/43	200,000	204,625
5% 10/1/48	5,055,000	5,134,839
Series 2019:
4% 7/1/39	1,020,000	945,879
4% 7/1/44	60,000	53,148
4% 7/1/49	765,000	656,122
Series 2020, 5% 6/1/50	490,000	474,028
District of Columbia Student Dorm. Rev.:
Series 2013 A, 5% 10/1/35	960,000	943,871
Series 2013:
5% 10/1/30	730,000	730,008
5% 10/1/45	440,000	417,584
District of Columbia Tax Increment Rev.:
(Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (e)(f)	500,000	302,363
(Union Market Infrastructure Proj.) Series 2021 A, 0% 6/1/31 (e)(f)	100,000	73,661
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	15,830,000	3,449,265
Series 2006 B, 0% 6/15/46	3,230,000	586,723
District of Columbia Univ. Rev. Series 2017, 5% 4/1/35	640,000	673,278
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	205,000	199,072
Series 2013 A, 5% 10/1/48 (Pre-Refunded to 10/1/23 @ 100)	1,675,000	1,708,024
Series 2015 A, 5% 10/1/27	595,000	633,718
Howard Univ. 4.756% 10/1/51	250,000	185,361
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	2,760,000	1,976,723
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	400,000	357,238
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	505,000	550,216
5% 10/1/32	635,000	690,458
5% 10/1/33	70,000	75,863
5% 10/1/34	110,000	118,953
5% 10/1/36	110,000	117,604
5% 10/1/38	95,000	100,600
5% 10/1/44	3,550,000	3,712,149
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	4,470,000	3,884,552
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	480,000	488,348
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	940,000	852,652
Series 2009 B:
0% 10/1/37	1,800,000	951,836
0% 10/1/38	1,405,000	671,303
0% 10/1/39	280,000	125,765
0% 10/1/40	705,000	296,857
Series 2009 C, 6.5% 10/1/41 (Assured Guaranty Corp. Insured) (Pre-Refunded to 10/1/26 @ 100)	900,000	1,020,503
Series 2010 B, 6.5% 10/1/44	3,405,000	3,802,332
Series 2019 B, 4% 10/1/49	425,000	391,054
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2013 A:
5% 10/1/26 (d)	285,000	288,739
5% 10/1/27 (d)	360,000	364,630
5% 10/1/28 (d)	260,000	263,182
Series 2017 A:
5% 10/1/28 (d)	810,000	862,211
5% 10/1/30 (d)	1,005,000	1,066,383
5% 10/1/31 (d)	175,000	185,698
5% 10/1/32 (d)	270,000	285,526
5% 10/1/33 (d)	135,000	142,062
5% 10/1/35 (d)	305,000	317,787
5% 10/1/42 (d)	605,000	619,040
Series 2018 A:
5% 10/1/43 (d)	3,150,000	3,230,948
5% 10/1/48 (d)	3,140,000	3,199,217
Series 2019 A, 5% 10/1/25 (d)	430,000	450,421
Series 2019 B, 5% 10/1/25	105,000	111,301
Series 2020 A:
5% 10/1/26 (d)	1,565,000	1,656,522
5% 10/1/27 (d)	540,000	576,664
5% 10/1/28 (d)	270,000	290,655
Series 2021 A:
4% 10/1/40 (d)	250,000	238,011
5% 10/1/31 (d)	1,280,000	1,409,533
5% 10/1/32 (d)	850,000	933,338
5% 10/1/34 (d)	2,130,000	2,294,227
5% 10/1/36 (d)	250,000	266,683
5% 10/1/46 (d)	1,180,000	1,214,905
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 B, 5% 7/1/33	255,000	274,680
Series 2018, 5% 7/1/43	1,315,000	1,377,749
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	500,000	456,504
TOTAL DISTRICT OF COLUMBIA		82,655,828
Florida - 3.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series 2022:
4% 10/1/40	140,000	119,309
4% 10/1/46	190,000	153,040
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	800,000	621,886
6.375% 11/15/49	1,330,000	950,127
Series 2014 A, 5% 12/1/44	3,840,000	3,862,445
Series 2019 B1:
5% 12/1/35	210,000	220,525
5% 12/1/36	360,000	374,205
5% 12/1/37	475,000	495,414
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	55,000	54,226
Bellalago Edl. Facilities Benefit District Series 2014:
4.375% 5/1/30	220,000	221,518
4.5% 5/1/33	100,000	100,320
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	1,295,000	1,296,351
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 5% 4/1/39	885,000	910,680
Brevard County Health Facilities Auth. Rev.:
Series 2022 A, 5% 4/1/40	1,905,000	1,991,549
Series 2023 A, 5% 4/1/32	130,000	140,399
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	210,000	220,440
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	635,000	636,104
Series 2013 C, 5.25% 10/1/30 (Pre-Refunded to 10/1/23 @ 100)	605,000	618,414
Series 2015 A, 5% 10/1/45 (d)	5,300,000	5,301,071
Series 2015 C, 5% 10/1/24 (d)	305,000	314,389
Series 2017:
5% 10/1/25 (d)	30,000	31,284
5% 10/1/26 (d)	120,000	126,620
5% 10/1/27 (d)	120,000	128,147
5% 10/1/29 (d)	325,000	345,447
5% 10/1/30 (d)	90,000	95,374
5% 10/1/32 (d)	425,000	447,516
5% 10/1/33 (d)	160,000	167,650
5% 10/1/34 (d)	155,000	161,696
5% 10/1/35 (d)	185,000	192,344
5% 10/1/36 (d)	245,000	254,113
5% 10/1/37 (d)	270,000	278,831
5% 10/1/42 (d)	2,650,000	2,697,666
5% 10/1/47 (d)	1,535,000	1,549,426
Series 2019 A:
5% 10/1/25 (d)	480,000	500,547
5% 10/1/26 (d)	360,000	379,860
5% 10/1/28 (d)	360,000	387,148
5% 10/1/38 (d)	640,000	668,535
5% 10/1/39 (d)	960,000	999,212
5% 10/1/44 (d)	745,000	760,941
5% 10/1/49 (d)	2,695,000	2,735,246
Series A:
5% 10/1/28 (d)	365,000	379,060
5% 10/1/30 (d)	425,000	440,395
5% 10/1/31 (d)	365,000	377,637
5% 10/1/32 (d)	340,000	350,942
Broward County Convention Ctr. Series 2022, 5.5% 1/1/55	2,500,000	2,777,971
Broward County Port Facilities Rev.:
Series 2019 B:
5% 9/1/32 (d)	2,500,000	2,740,012
5% 9/1/33 (d)	2,075,000	2,259,548
Series 2022, 5.25% 9/1/47 (d)	2,000,000	2,128,818
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	170,000	181,808
Series 2015 A:
5% 7/1/27	120,000	126,210
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	310,000	326,755
Series 2015 B:
5% 7/1/24	335,000	346,198
5% 7/1/31	2,110,000	2,205,273
5% 7/1/32	1,930,000	2,013,734
Series 2016:
5% 7/1/26	95,000	102,134
5% 7/1/32	325,000	344,620
Broward County School District Series 2022, 5% 7/1/46	1,020,000	1,121,110
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
(Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	760,000	772,752
5% 10/1/31	100,000	101,351
5% 10/1/34	190,000	189,639
Series 2020 A1:
5% 10/1/32	100,000	100,443
5% 10/1/33	100,000	100,250
Cap. Region Cmnty. Dev. District Series 2018 A1:
4.625% 5/1/28	20,000	19,923
5.125% 5/1/39	130,000	127,870
Cap. Trust Agcy. Edl. Facilities Rev.:
(Liza Jackson Preparatory School, Inc. Proj.) Series 2020 A:
4% 8/1/30	20,000	19,755
5% 8/1/55	100,000	97,395
Series 2020 A, 5% 8/1/40	30,000	30,283
Cap. Trust Agcy. Rev.:
(Aero Miami FX, LLC Proj.) Series 2010 A, 5.35% 7/1/29	1,440,000	1,441,687
(The Marie Selby Botanical Gardens, Inc. Proj.) Series 2021:
4% 6/15/24 (f)	100,000	98,537
4% 6/15/41 (f)	380,000	304,037
4% 6/15/51 (f)	530,000	385,450
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (f)	1,285,000	1,136,949
Cape Coral Wtr. & Swr. Rev. Series 2017:
4% 10/1/42	2,815,000	2,768,777
5% 10/1/39	1,205,000	1,266,441
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014:
4.75% 5/1/24	50,000	50,310
5.125% 5/1/45	135,000	130,388
Series 2017, 5% 5/1/32 (f)	160,000	160,056
Series 2021:
3% 5/1/31	55,000	46,701
3.375% 5/1/41	200,000	146,161
4% 5/1/53	360,000	262,630
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	130,000	136,875
Series 2016 B, 5% 7/1/34	530,000	559,605
Series 2017, 5% 7/1/42	1,545,000	1,616,322
Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	235,000	242,389
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	230,000	234,584
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	255,000	258,435
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	235,000	237,499
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	195,000	196,386
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	190,000	217,649
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	170,000	193,540
Cityplace Cmnty. Dev. District Series 2012, 5% 5/1/26	600,000	619,182
Collier County Health Facilities Auth. Series 2022, 4% 5/1/52	1,300,000	1,135,960
Collier County Indl. Dev. Auth.:
(The Arlington of Naples Proj.) Series 2013 A, 8.125% 5/15/44 (f)	270,000	172,800
Series 2013 A, 7.75% 5/15/35 (f)	175,000	112,000
County of Broward Tourist Dev. Tax Rev.:
(Convention Ctr. Expansion Proj.) Series 2021:
4% 9/1/41	965,000	935,789
4% 9/1/51	1,000,000	892,288
Series 2021, 4% 9/1/51	1,500,000	1,345,641
County of Osceola (Poinciana Parkway Proj.) Series 2014 B2, 0% 10/1/36 (Pre-Refunded to 10/1/31 @ 100) (e)	250,000	276,835
County Wtr.-Swr. District Collier County Wtr. Rev. Series 2021:
4% 7/1/40	2,465,000	2,509,755
4% 7/1/44	1,475,000	1,487,784
Davie Edl. Facilities Rev. (Nova Southeastern Univ. Proj.):
Series 2013 A, 6% 4/1/42 (Pre-Refunded to 4/1/23 @ 100)	2,800,000	2,832,357
Series 2018, 5% 4/1/38	710,000	740,959
Del Webb Bexley Cmnty. Dev. District Series 2018:
5.3% 5/1/39	145,000	145,034
5.4% 5/1/49	185,000	180,196
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	35,000	35,122
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	250,000	263,002
5% 7/1/29	355,000	373,191
5% 7/1/32	1,485,000	1,557,696
Series 2016 A, 5% 7/1/33	160,000	170,105
Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,150,000	1,282,434
Epperson North Cmnty. Dev. District Series 2021 A:
3.4% 11/1/41	250,000	183,489
4% 11/1/51	380,000	288,401
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
4% 8/15/45	705,000	614,184
4% 8/15/50	3,875,000	3,288,402
FAU Fin. Corp. Cap. Impt. (Student Hsg. Proj.) Series 2019 A:
5% 7/1/36	965,000	1,038,941
5% 7/1/38	965,000	1,029,500
5% 7/1/39	600,000	636,087
Fishhawk Cmnty. Dev. District IV Spl. Assessment Rev. Series 2013 A, 7.25% 5/1/43	300,000	303,045
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 C, 3.15% 6/1/29	500,000	501,491
Series 2017 C, 4% 6/1/32	1,000,000	1,038,560
Florida Dept. of Trans. Tpk. Rev.:
Series 2014 A, 4% 7/1/32	500,000	508,250
Series 2021 C, 3% 7/1/51	750,000	571,606
Florida Dev. Fin. Corp.:
(The Glenridge On Palmer Ranch Proj.) Series 2021, 5% 6/1/51	1,790,000	1,445,620
(The Mayflower Retirement Cmnty. Proj.) Series 2021 A:
4% 6/1/36 (f)	170,000	139,261
4% 6/1/46 (f)	105,000	75,999
Series 2021 A, 4% 6/1/41 (f)	100,000	76,810
Florida Dev. Fin. Corp. Edl. Facilities:
(Mater Academy Projs.):
Series 2020 A, 5% 6/15/55	500,000	486,251
Series 2022 A:
4% 6/15/52	195,000	159,990
5% 6/15/52	235,000	231,587
5% 6/15/56	595,000	577,526
(River City Science Academy Projs.):
Series 2021 A:
4% 7/1/35	30,000	27,495
4% 7/1/45	55,000	46,033
4% 7/1/55	80,000	63,265
Series 2022 A1:
5% 7/1/42	915,000	915,015
5% 7/1/51	825,000	806,614
5% 2/1/57	1,200,000	1,151,491
Series 2015 A, 6.125% 6/15/46 (f)	730,000	731,078
Series 2016 A, 4.75% 7/15/36 (f)	300,000	282,177
Series 2017 A, 6.125% 6/15/47 (f)	250,000	221,332
Series 2020 C:
5% 9/15/40 (f)	105,000	95,747
5% 9/15/50 (f)	210,000	180,241
Series 2021 A, 4% 7/1/51 (f)	135,000	102,191
Florida Dev. Fin. Corp. Healthcare Facility Rev.:
(UF Health Jacksonville Proj.) Series 2022 A:
4% 2/1/46 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,266,170
4% 2/1/52	300,000	238,261
5% 2/1/52	1,305,000	1,234,987
Series 2021 B, 4% 2/1/52	250,000	223,395
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(d)	1,000,000	995,884
Florida Dev. Fin. Corp. Solid Waste Disp. Rev. Series 2021, 3% 6/1/32 (d)	760,000	595,800
Florida Dev. Fin. Corp. Surface T:
Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 A, 6.5%, tender 1/1/29 (b)(d)(f)	790,000	710,213
Series 2019 B, 7.375% 1/1/49 (d)(f)	2,195,000	1,951,038
Florida Gen. Oblig. Series 2019 A:
4% 7/1/33	290,000	303,492
4% 7/1/34	445,000	462,387
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (f)	705,000	640,407
4.75% 6/1/38 (f)	1,220,000	1,081,046
5% 6/1/48 (f)	3,255,000	2,809,890
(Nova Southeastern Univ. Proj.) Series 2016:
5% 4/1/30	160,000	167,451
5% 4/1/31	375,000	392,206
5% 4/1/32	245,000	255,907
5% 4/1/36	140,000	144,739
(Ringling College Proj.) Series 2017, 4% 3/1/47	250,000	209,567
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/23	25,000	25,036
5% 3/1/24	15,000	15,085
5% 3/1/25	45,000	45,358
5% 3/1/49	270,000	235,151
Series 2019:
4% 10/1/37	240,000	217,816
4% 10/1/38	335,000	301,007
4% 10/1/39	400,000	356,396
4% 10/1/44	625,000	535,804
5% 10/1/23	15,000	15,182
5% 10/1/27	35,000	36,568
5% 10/1/31	195,000	204,541
5% 10/1/33	270,000	280,531
5% 10/1/34	225,000	232,257
5% 10/1/35	125,000	128,449
5% 10/1/36	170,000	174,125
Florida Hsg. Fin. Corp. Rev.:
(Spl. Prog.) Series 2014 B, 3% 7/1/45	55,000	54,928
Series 2019 1, 4% 7/1/50	775,000	775,497
Series 2021 1, 3% 1/1/52	1,455,000	1,409,478
Series 2021 2, 3% 7/1/52	1,730,000	1,667,162
Series 2022 1, 3.5% 7/1/52	2,135,000	2,087,384
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/28	120,000	122,320
5% 10/1/29	815,000	830,017
5% 10/1/35	2,880,000	2,906,659
5% 10/1/40	480,000	483,109
Series 2015 C:
5% 10/1/30	400,000	405,663
5% 10/1/35	110,000	110,670
5% 10/1/40	245,000	245,943
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	20,000	22,050
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	320,000	342,757
5% 10/1/31	350,000	373,583
Series 2015 B:
5% 10/1/28	120,000	126,866
5% 10/1/29	70,000	73,985
5% 10/1/30	220,000	232,403
Fort Myers Util. Sys. Rev. Series 2019 A, 4% 10/1/49	580,000	548,978
Fort Pierce Utils. Auth. Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	965,000	881,189
Gainesville Utils. Sys. Rev.:
Series 2017 A, 5% 10/1/35	280,000	299,728
Series 2019 A, 5% 10/1/47	1,250,000	1,304,380
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	120,000	121,711
Series 2016:
5% 10/1/24 (d)	365,000	377,883
5% 10/1/26 (d)	210,000	221,585
5% 10/1/27 (d)	120,000	128,147
Series 2017 A:
5% 10/1/25 (d)	40,000	41,679
5% 10/1/25 (Escrowed to Maturity) (d)	80,000	84,154
5% 10/1/27 (d)	55,000	58,082
5% 10/1/27 (Escrowed to Maturity) (d)	185,000	200,472
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	365,000	395,525
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	390,000	422,616
5% 10/1/31 (d)	1,050,000	1,105,146
5% 10/1/32 (d)	295,000	309,301
5% 10/1/34 (d)	730,000	758,285
5% 10/1/37 (d)	760,000	781,847
5% 10/1/42 (d)	1,145,000	1,164,603
5% 10/1/47 (d)	5,325,000	5,381,910
5% 10/1/52 (d)	440,000	442,115
Series 2019 A:
5% 10/1/34 (d)	2,500,000	2,654,719
5% 10/1/54 (d)	5,920,000	6,027,383
Halifax Hosp. Med. Ctr. Rev.:
Series 2015:
5% 6/1/24	75,000	76,972
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	35,000	36,965
5% 6/1/29 (Pre-Refunded to 6/1/25 @ 100)	285,000	301,003
5% 6/1/30 (Pre-Refunded to 6/1/25 @ 100)	300,000	316,846
5% 6/1/46 (Pre-Refunded to 6/1/25 @ 100)	480,000	506,953
Series 2016, 5% 6/1/36	120,000	122,844
Hillsborough County Aviation Auth. Rev.:
Series 2018 E, 5% 10/1/43 (d)	1,275,000	1,307,765
Series 2018 F:
5% 10/1/37	95,000	102,231
5% 10/1/43	130,000	137,436
Series 2022 A:
5% 10/1/29 (d)	260,000	282,522
5% 10/1/47 (d)	1,000,000	1,028,093
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A:
4% 8/1/50	1,500,000	1,270,873
4% 8/1/55	1,405,000	1,162,039
Hillsborough County Port District:
(Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (d)	240,000	257,161
5% 6/1/31 (d)	255,000	272,220
5% 6/1/46 (d)	1,475,000	1,497,077
Series 2018 B, 5% 6/1/38 (d)	375,000	388,839
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	445,000	465,431
Series 2020 A, 5% 7/1/27	320,000	346,928
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (f)	2,550,000	2,160,644
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 4% 10/1/36	750,000	752,817
Series 2020 A, 4% 10/1/37	1,475,000	1,477,597
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	110,000	117,910
5% 8/15/34	155,000	165,809
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,299
5% 10/1/24	30,000	31,250
5% 10/1/25	25,000	26,549
5% 10/1/26	20,000	21,633
5% 10/1/27	15,000	16,516
5% 10/1/28	30,000	33,586
5% 10/1/29	25,000	28,348
5% 10/1/30	20,000	23,014
5% 10/1/32	20,000	23,535
Lakeland Hosp. Sys. Rev. Series 2015, 5% 11/15/34 (Pre-Refunded to 11/15/24 @ 100)	410,000	428,332
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018:
5.5% 5/1/39 (f)	170,000	170,902
5.65% 5/1/48 (f)	210,000	209,987
(Lakewood Centre North Proj.) Series 2015:
4.25% 5/1/25	5,000	4,975
4.875% 5/1/35	25,000	24,589
4.875% 5/1/45	35,000	32,007
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
5.25% 5/1/37	510,000	511,967
5.375% 5/1/47	1,185,000	1,153,069
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	140,000	139,537
5.45% 5/1/48	245,000	239,486
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	250,000	248,887
5.125% 5/1/46	500,000	477,312
Laurel Road Cmnty. Dev. District Series 2021 A2, 3.125% 5/1/31	680,000	582,292
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/25 (d)	675,000	702,412
5% 10/1/26 (d)	1,990,000	2,090,295
5% 10/1/27 (d)	1,475,000	1,566,376
5% 10/1/30 (d)	500,000	541,704
5% 10/1/32 (d)	500,000	541,572
Series 2021 B:
5% 10/1/37 (d)	1,000,000	1,055,991
5% 10/1/46 (d)	760,000	780,259
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (The Preserve Proj.) Series 2017 A:
5.375% 12/1/32 (f)	100,000	82,587
5.625% 12/1/37 (f)	220,000	172,410
5.75% 12/1/52 (f)	1,460,000	1,027,708
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	255,000	276,002
5% 8/1/28	130,000	142,079
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	65,000	68,511
5% 4/1/39	405,000	421,625
5% 4/1/44	2,350,000	2,385,506
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	160,000	173,199
Martin County Health Facilities Series 2015, 5% 11/15/45 (Pre-Refunded to 11/15/24 @ 100)	1,355,000	1,415,587
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	85,000	85,512
Series 2021 B, 4% 11/15/51	250,000	209,247
Miami Parking Sys. Rev. Series 2019:
4% 10/1/36	550,000	556,752
4% 10/1/39	300,000	297,826
Miami-Dade County:
Series 2021 A1, 4% 10/1/45 (Assured Guaranty Muni. Corp. Insured) (d)	3,125,000	2,854,728
Series 2021 B1, 4% 10/1/50 (d)	1,000,000	897,245
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/23 (d)	935,000	941,995
Series 2014 A:
5% 10/1/28 (d)	605,000	619,569
5% 10/1/34 (d)	2,035,000	2,057,690
Series 2015 A:
5% 10/1/29 (d)	195,000	200,689
5% 10/1/31 (d)	160,000	164,672
5% 10/1/35 (d)	670,000	675,375
5% 10/1/38 (d)	225,000	228,601
Series 2016 A:
5% 10/1/29	175,000	187,573
5% 10/1/31	210,000	223,919
5% 10/1/41	3,440,000	3,521,252
Series 2017 B, 5% 10/1/40 (d)	2,825,000	2,880,597
Series 2019 A, 5% 10/1/49 (d)	3,110,000	3,145,587
Series 2020 A:
4% 10/1/35	90,000	89,864
4% 10/1/37	130,000	128,950
4% 10/1/39	1,755,000	1,714,426
4% 10/1/41	455,000	437,903
5% 10/1/31	120,000	134,424
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	415,000	213,484
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 5% 4/1/40	3,355,000	3,431,001
Series 2018 A, 5% 4/1/53	2,950,000	3,039,403
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	185,000	185,010
Series 2014 A:
5% 7/1/25	80,000	82,398
5% 7/1/27	55,000	56,529
5% 7/1/28	125,000	128,435
5% 7/1/29	55,000	56,486
Series 2014 B:
5% 7/1/28	120,000	123,316
5% 7/1/30	140,000	143,782
Series 2016 A:
5% 7/1/32	525,000	546,580
5% 7/1/33	445,000	462,535
Miami-Dade County Health Facilities Auth. Hosp. Rev.:
(Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	1,565,000	1,579,253
Series 2021 A:
4% 8/1/46	250,000	240,071
4% 8/1/51	2,000,000	1,876,659
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	1,185,000	1,233,331
Series 2015 B, 5% 5/1/28	110,000	114,538
Series 2016 A:
5% 5/1/30	915,000	964,016
5% 5/1/32	1,775,000	1,860,728
Series 2016 B, 5% 8/1/26	250,000	268,531
Miami-Dade County School District:
Series 2015, 5% 3/15/26	100,000	104,709
Series 2022 A:
5% 3/15/34	1,000,000	1,143,851
5% 3/15/35	1,000,000	1,135,361
5% 3/15/47	1,000,000	1,088,343
Miami-Dade County Transit Sales Surtax Rev.:
Series 2020 A, 4% 7/1/49	2,100,000	1,951,811
Series 2022:
5% 7/1/45	1,850,000	1,988,409
5% 7/1/46	1,000,000	1,070,851
5% 7/1/48	850,000	908,272
5% 7/1/50	1,000,000	1,066,215
5% 7/1/51	1,500,000	1,597,515
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B:
4% 10/1/38	500,000	502,482
5% 10/1/33	650,000	683,388
Series 2017 C, 4% 10/1/44	950,000	924,944
Series 2019 B:
4% 10/1/49	4,260,000	4,090,930
4% 10/1/49	255,000	242,916
Series 2021:
4% 10/1/48	2,840,000	2,693,252
5% 10/1/32	495,000	565,191
Midtown Miami Cmnty. Dev. District:
(Infrastructure Proj.) Series 2014 B:
5% 5/1/29	55,000	55,003
5% 5/1/37	25,000	24,496
(Parking Garage Proj.) Series 2014 A, 5% 5/1/37	45,000	44,139
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/42	1,235,000	1,248,231
North Sumter County Util. Dependent District (Sumter Wtr. Conservation Auth. Proj.) Series 2021:
5% 10/1/46 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,130,008
5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,182,070
Orange County Health Facilities Auth.:
Series 2016 A:
5% 10/1/39	1,875,000	1,927,962
5% 10/1/44	280,000	285,649
Series 2016, 5% 8/1/47	1,145,000	1,193,224
Series 2022, 4% 10/1/52	2,460,000	2,141,579
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	55,000	58,207
Orlando & Orange County Expressway Auth. Rev. Series 2013 A:
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	2,310,000	2,343,393
5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	445,000	451,433
Orlando Tourist Dev. Tax Rev. Series 2017 A, 5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	105,000	113,452
Osceola County Trans. Impt. Rev.:
Series 2019 A1:
5% 10/1/44	660,000	661,848
5% 10/1/49	220,000	219,985
Series 2019 A2:
0% 10/1/35	115,000	57,927
0% 10/1/36	140,000	66,384
0% 10/1/37	50,000	22,304
0% 10/1/38	160,000	67,143
0% 10/1/39	195,000	76,775
0% 10/1/40	210,000	77,750
0% 10/1/41	230,000	79,805
0% 10/1/42	185,000	60,184
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	165,000	170,168
5% 10/1/27 (d)	120,000	126,569
5% 10/1/29 (d)	125,000	131,343
5% 10/1/30 (d)	225,000	235,841
5% 10/1/31 (d)	160,000	167,366
5% 10/1/32 (d)	245,000	255,480
5% 10/1/33 (d)	525,000	545,276
5% 10/1/34 (d)	545,000	564,027
5% 10/1/35 (d)	575,000	593,454
Palm Beach County Health Facilities:
Series 2018 A, 5% 11/15/45	1,180,000	1,150,096
Series 2020 B, 5% 11/15/42	190,000	185,541
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/47	2,105,000	2,121,568
5% 11/1/52	270,000	270,501
Series 2014, 5% 12/1/22 (Escrowed to Maturity)	80,000	80,000
Series 2019, 4% 8/15/49	8,600,000	7,856,723
Palm Beach County Health Facilities Auth. Rev.:
Series 2020 A, 5% 6/1/55	305,000	270,707
Series 2022:
4% 6/1/31	80,000	71,739
4% 6/1/36	690,000	578,856
4% 6/1/41	375,000	294,359
4.25% 6/1/56	1,500,000	1,107,547
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	680,000	716,059
5% 8/1/29	730,000	768,518
Series 2018 A, 5% 8/1/24	40,000	41,456
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	130,000	141,798
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,115,000	1,065,863
Pompano Beach Rev. (John Knox Village Proj.):
Series 2020:
4% 9/1/40	40,000	34,022
4% 9/1/50	1,130,000	884,763
Series 2021 A:
4% 9/1/51	1,065,000	816,595
4% 9/1/56	1,205,000	899,460
Series 2021 B2, 1.45% 1/1/27	155,000	135,699
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	750,000	802,381
Reunion East Cmnty. Dev. District Series 2022 A2, 7.375% 5/1/33 (g)	205,000	2
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	140,000	141,772
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	195,000	181,005
5% 1/1/42	225,000	201,984
5% 1/1/47	450,000	390,982
5% 1/1/52	950,000	809,627
Sarasota County Pub. Hosp. Board Series 1998 B:
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,029,969
5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	907,316
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	2,950,000	3,061,377
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	430,000	363,247
4.25% 5/1/53	570,000	453,998
Seminole County Wtr. & Swr. Rev. Series 2015 A, 4% 10/1/29	450,000	462,590
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	945,000	776,120
South Broward Hosp. District Rev.:
Series 2018, 4% 5/1/48	625,000	563,159
Series 2021 A:
3% 5/1/51	750,000	547,685
3% 5/1/51	1,400,000	1,007,103
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	30,000	32,070
5% 10/1/28	225,000	239,715
5% 10/1/29	605,000	643,577
5% 10/1/30	110,000	116,834
5% 10/1/32	950,000	1,004,697
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	305,000	307,927
5% 8/15/26	415,000	441,989
5% 8/15/27	270,000	291,423
5% 8/15/28	285,000	307,691
5% 8/15/29	85,000	91,520
5% 8/15/30	395,000	424,216
5% 8/15/31	380,000	406,663
5% 8/15/32	505,000	538,384
5% 8/15/34	790,000	834,879
5% 8/15/35	565,000	593,776
5% 8/15/37	280,000	291,603
5% 8/15/42	3,240,000	3,313,381
5% 8/15/47	3,910,000	3,982,106
St. Johns County Indl. Dev. Auth. (Vicars Landing Proj.) Series 2021 A:
4% 12/15/27	20,000	18,872
4% 12/15/28	20,000	18,583
4% 12/15/29	20,000	18,302
4% 12/15/30	20,000	18,024
4% 12/15/31	20,000	17,768
4% 12/15/36	100,000	83,043
4% 12/15/41	75,000	58,686
4% 12/15/46	75,000	55,498
4% 12/15/50	70,000	50,224
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	50,000	51,829
5% 7/1/25	95,000	100,232
Sterling Hill Cmnty. Dev. District Series 2003 B, 5.5% 11/1/10	9,503	5,132
Sumter County Indl. Dev. Auth. Hosp. Rev.:
(Central Florida Health Alliance Projs.) Series 2014 A:
5.125% 7/1/34	100,000	101,218
5.25% 7/1/44	310,000	311,277
Series 2014 A:
5% 7/1/26	50,000	50,872
5% 7/1/29	45,000	45,600
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	80,000	82,554
5% 12/1/36	60,000	60,883
5% 12/1/41	135,000	136,298
5% 12/1/55	65,000	65,259
Series 2015 A, 5% 12/1/40	685,000	690,747
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2022 A, 5.25% 10/1/57	2,500,000	2,759,187
Tampa Hosp. Rev.:
(H. Lee Moffit Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/38	65,000	63,739
(H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	60,000	61,593
Series 2020 B:
4% 7/1/39	65,000	63,438
4% 7/1/45	4,150,000	3,759,724
5% 7/1/40	145,000	149,888
5% 7/1/50	3,690,000	3,728,179
Tampa Non-Ad Valorem Impt. Rev. Series 2021 C, 3% 10/1/36	250,000	227,061
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015:
5% 4/1/40	350,000	358,007
5% 4/1/45	860,000	876,804
Tampa Sports Auth. Rev. Series 1995, 6.1% 10/1/26	170,000	180,857
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	305,000	184,034
0% 9/1/35	165,000	94,402
0% 9/1/36	255,000	138,556
0% 9/1/37	685,000	353,187
0% 9/1/38	230,000	112,550
0% 9/1/39	220,000	101,839
0% 9/1/40	290,000	126,710
0% 9/1/41	165,000	68,026
0% 9/1/42	165,000	64,803
0% 9/1/45	120,000	40,797
0% 9/1/49	1,835,000	507,923
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	4,425,000	4,526,847
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	55,000	54,061
Viera Stewardship District Spl. Assessment Rev.:
(Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	290,000	220,157
Series 2021, 3.125% 5/1/41	100,000	71,601
Village Cmnty. Dev. District:
Series 2020, 3.5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	750,000	703,190
Series 2022:
5.375% 5/1/42	2,345,000	2,362,695
5.5% 5/1/53	1,085,000	1,092,159
Village Cmnty. Dev. District # 10. Spl. Assessment Rev. Series 2014:
5.125% 5/1/24	160,000	160,721
5.75% 5/1/31	455,000	457,489
6% 5/1/44	590,000	593,064
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.):
Series 2017, 5% 10/15/47	665,000	687,635
Series 2020 A:
5% 10/15/44	215,000	224,120
5% 10/15/49	405,000	419,485
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	120,000	127,380
5% 8/1/30 (Build America Mutual Assurance Insured)	65,000	68,937
5% 8/1/31 (Build America Mutual Assurance Insured)	125,000	132,377
5% 8/1/32 (Build America Mutual Assurance Insured)	605,000	640,141
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	1,150,000	1,282,699
5% 3/1/35	1,100,000	1,220,296
Westview North Cmnty. Dev. Distf Series 2022, 6% 6/15/52	500,000	501,785
TOTAL FLORIDA		337,840,125
Georgia - 2.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 D:
4% 7/1/35 (d)	1,590,000	1,559,633
4% 7/1/37 (d)	850,000	822,326
4% 7/1/39 (d)	1,065,000	1,023,395
4% 7/1/40 (d)	480,000	458,907
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/33	740,000	754,803
Series 2014 C:
5% 1/1/28 (d)	250,000	253,928
5% 1/1/29 (d)	415,000	421,138
Series 2019 B:
5% 7/1/25 (d)	330,000	344,400
5% 7/1/44 (d)	2,090,000	2,145,291
Atlanta Dev. Auth. Rev. (New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	670,000	692,641
5.25% 7/1/44	3,245,000	3,341,807
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29	505,000	267,650
6.75% 1/1/35	2,745,000	1,454,850
7% 1/1/40	2,910,000	1,542,300
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/42	2,275,000	2,548,702
Atlanta Urban Redev. Agcy.:
(Atlanta Beltine Trail Completion Proj.) Series 2021, 2.375% 7/1/26 (f)	140,000	131,808
Series 2021 A:
2.875% 7/1/31 (f)	165,000	150,192
3.625% 7/1/42 (f)	340,000	295,940
Series 2021, 3.875% 7/1/51 (f)	430,000	366,729
Atlanta Wtr. & Wastewtr. Rev.:
Series 2001, 5.5% 11/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	257,772
Series 2015, 5% 11/1/29	500,000	526,682
Series 2018 C, 4% 11/1/37	500,000	507,509
Bainbridge Combined Utils. Rev. Series 2021, 4% 12/1/51	1,315,000	1,275,541
Bibb County Dev. Auth. Rev.:
(USG Real Estate Foundation IX, LLC Proj.) Series 2019, 4% 6/1/44	180,000	171,261
Series 2011 A, 5.75% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	595,000	596,074
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/44	3,740,000	3,676,188
4% 7/1/49	1,685,000	1,615,554
5% 7/1/33	250,000	274,550
5% 7/1/36	400,000	427,274
5% 7/1/37	250,000	265,927
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	1,890,000	1,235,763
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	410,000	398,612
2.25%, tender 5/25/23 (b)	2,110,000	2,098,197
Series 2013 1st, 2.925%, tender 3/12/24 (b)	4,420,000	4,359,665
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,825,000	1,713,254
Series 1995, 2.25%, tender 5/25/23 (b)	1,090,000	1,081,652
Cobb County Dev. Auth.:
(Kennesaw State Univ. Real Estate Foundations Projs.) Series 2015 C, 5% 7/15/30	135,000	136,411
Series 2015 C, 5% 7/15/33	240,000	241,097
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2020 A, 5% 4/1/50	1,360,000	1,367,807
Series 2020 B:
4% 4/1/32	70,000	71,205
4% 4/1/34	70,000	70,834
4% 4/1/36	65,000	65,101
5% 4/1/37	65,000	68,531
5% 4/1/38	70,000	73,587
Series 2022 A, 4% 4/1/52	470,000	426,009
Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. Series 1993, 5.625% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	135,000	142,056
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,200,000	1,305,363
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,970,000	7,122,557
Dalton Gen. Oblig. Series 2018, 5% 2/1/42	2,510,000	2,679,097
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/28	1,125,000	1,127,229
5.25% 10/1/29	300,000	300,583
5.25% 10/1/30	925,000	926,791
5.25% 10/1/36	420,000	420,585
5.25% 10/1/41	835,000	836,024
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	75,000	80,571
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	685,000	698,704
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	775,000	812,905
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2017 A:
5% 4/1/37	390,000	403,265
5% 4/1/42	1,455,000	1,477,570
5% 4/1/47	500,000	503,675
Series 2020 A, 4% 4/1/50	1,510,000	1,379,742
Fulton County Dev. Auth. Rev.:
(Piedmont Healthcare, Inc. Proj.) Series 2019 A, 4% 7/1/49	3,245,000	2,975,582
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	1,085,000	1,141,640
Series 2019 C:
5% 7/1/28	85,000	94,359
5% 7/1/38	70,000	74,261
Series 2019:
4% 6/15/49	340,000	323,178
5% 6/15/44	420,000	453,717
Fulton County Residential Care Facilities:
(Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (f)	335,000	273,967
5% 4/1/54 (f)	535,000	422,213
Series 2021 A:
4% 4/1/41 (f)	420,000	309,533
4% 4/1/51 (f)	1,195,000	795,574
(Lenbrook Square Foundation, Inc. Proj.) Series 2016, 5% 7/1/36	250,000	245,401
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	590,000	592,713
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A:
5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	3,245,000	3,427,626
5.5% 8/15/54 (Pre-Refunded to 2/15/25 @ 100)	900,000	955,436
Series 2017 A:
5% 2/15/42	850,000	864,776
5% 2/15/45	1,065,000	1,074,169
Series 2017 B, 5.5% 2/15/42	1,405,000	1,496,368
Series 2020 A, 3% 2/15/47	5,845,000	4,203,232
Series 2021 A, 4% 2/15/51	1,000,000	900,573
Georgia Higher Ed. Facilities Auth. Rev.:
(USG Real Estate Foundation II, LLC Projs.) Series 2019, 5% 6/15/34	265,000	288,456
(USG Real Estate Roundation II, LLC Projs.) Series 2019, 5% 6/15/35	240,000	259,213
Georgia Hsg. & Fin. Auth. Rev.:
Series 2014 A1, 4% 6/1/44	25,000	25,030
Series 2017 A, 4% 12/1/47	275,000	275,244
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1994 EE, 7.25% 1/1/24 (AMBAC Insured)	120,000	125,772
Series 2015 A:
5% 1/1/35	750,000	767,358
5.5% 7/1/60	500,000	506,255
Series 2018 A:
5% 1/1/26	205,000	215,824
5% 1/1/27	375,000	400,403
5% 1/1/28	105,000	113,676
Series 2018 HH:
5% 1/1/26	1,070,000	1,126,498
5% 1/1/27	605,000	645,984
5% 1/1/28	630,000	682,055
5% 1/1/44	250,000	254,137
Series 2019 A:
4% 1/1/49	400,000	364,478
4% 1/1/49	460,000	414,084
5% 1/1/26	80,000	84,224
5% 1/1/30	50,000	54,640
5% 1/1/32	50,000	54,477
5% 1/1/34	105,000	112,227
5% 1/1/35	50,000	53,144
5% 1/1/36	65,000	68,471
5% 1/1/37	60,000	62,411
5% 1/1/38	65,000	67,268
5% 1/1/39	80,000	82,308
5% 1/1/44	265,000	268,036
5% 1/1/49	3,720,000	3,726,955
5% 1/1/56	400,000	408,265
5% 1/1/56	410,000	411,061
Series 2019 B2, 4% 1/1/49	1,300,000	1,121,284
Series 2020 A:
5% 1/1/45	720,000	727,618
5% 1/1/50	540,000	542,304
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	775,000	784,023
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	465,000	465,765
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	705,000	698,175
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	430,000	425,837
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	490,860
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	360,000	349,484
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	255,000	236,681
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	160,000	148,506
4% 1/1/51	240,000	210,523
4% 1/1/51	240,000	214,268
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	365,000	404,734
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	705,000	770,761
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	415,000	453,710
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	625,000	676,235
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	440,000	476,069
5% 1/1/56	480,000	480,675
5% 1/1/56	245,000	245,779
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	575,000	586,116
5% 1/1/63	750,000	739,044
Series GG:
5% 1/1/23	90,000	90,158
5% 1/1/26	650,000	650,913
Georgia Port Auth. Rev. Series 2022:
4% 7/1/47	510,000	493,813
4% 7/1/52	805,000	760,199
5% 7/1/47	1,250,000	1,373,874
5.25% 7/1/52	4,025,000	4,477,748
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	1,415,000	1,624,860
5% 6/1/32	2,120,000	2,429,528
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	270,000	234,880
5% 8/1/39	250,000	252,762
5% 8/1/43	330,000	332,120
(Southwest Georgia Health Sys. Proj.) Series 2020:
4% 8/1/35	65,000	60,442
4% 8/1/36	70,000	65,417
4% 8/1/37	45,000	41,630
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/37	440,000	454,966
Hosp. Auth. of Savannah Auth. Rev.:
Series 2013 A, 5.5% 7/1/31	550,000	556,621
Series 2019 A:
4% 7/1/35	275,000	275,836
4% 7/1/36	1,090,000	1,089,078
4% 7/1/39	140,000	136,799
4% 7/1/43	1,285,000	1,235,572
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (f)	40,000	39,951
5.75% 6/15/37 (f)	220,000	222,615
5.875% 6/15/47 (f)	350,000	350,059
6% 6/15/52 (f)	215,000	215,551
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 3.274%, tender 12/4/22 (b)(c)	2,200,000	2,188,210
Series 2018 C, 4%, tender 12/1/23 (b)	5,010,000	5,028,185
Series 2019 B, 4%, tender 12/2/24 (b)	2,690,000	2,707,439
Series 2019 C, 4%, tender 9/1/26 (b)	3,045,000	3,007,862
Series 2021 A, 4%, tender 9/1/27 (b)	45,615,000	45,699,853
Series 2021 C, 4%, tender 12/1/28 (b)	10,960,000	10,711,049
Series 2022 B, 5%, tender 6/1/29 (b)	3,825,000	3,945,728
Series 2022 E, 4%, tender 12/1/29 (b)	12,620,000	12,255,495
Series 2019 A:
4% 5/15/39	250,000	229,225
5% 5/15/31	2,410,000	2,519,084
5% 5/15/32	740,000	771,712
5% 5/15/34	480,000	496,152
5% 5/15/35	250,000	258,734
5% 5/15/36	500,000	516,780
5% 5/15/43	865,000	870,052
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/26	2,590,000	2,742,093
5.5% 9/15/28	370,000	399,285
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (f)	485,000	490,868
5% 11/1/37 (f)	395,000	382,080
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (f)	1,550,000	1,425,800
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	70,000	66,475
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,050,000	985,708
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	15,000	15,834
5% 4/1/27	10,000	10,661
5% 4/1/28	25,000	26,862
5% 4/1/29	20,000	21,604
5% 4/1/30	15,000	16,256
5% 4/1/31	20,000	21,839
5% 4/1/32	15,000	16,465
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	610,000	629,320
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	705,000	693,431
4% 4/1/38	85,000	83,086
4% 4/1/40	80,000	77,368
4% 4/1/44	1,500,000	1,427,452
5% 4/1/27	25,000	26,694
5% 4/1/30	390,000	430,307
5% 4/1/31	40,000	44,557
5% 4/1/36	490,000	533,285
Series 2016 B, 5% 10/1/38	865,000	912,718
Series 2020 B:
4% 9/1/37	950,000	963,904
4% 9/1/38	1,425,000	1,441,990
4% 9/1/40	2,250,000	2,258,443
5% 9/1/25	875,000	931,564
5% 9/1/30	1,000,000	1,158,345
5% 9/1/31	155,000	178,423
5% 9/1/32	895,000	1,027,542
5% 9/1/33	140,000	160,081
Series A:
5% 6/1/23	25,000	25,279
5% 6/1/24	45,000	46,350
Savannah Econ. Dev. Auth. Rev. (The Marshes of Skidaway Island Proj.) Series 2013, 7.25% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	1,345,000	1,408,952
Walton County Wtr. & Sew Auth. Series 2022, 5% 2/1/53	450,000	491,961
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	390,000	340,787
4% 1/1/36	680,000	625,640
4% 1/1/54	5,440,000	4,406,498
Series 2021 B:
3.625% 1/1/31 (f)	505,000	446,449
5% 1/1/36 (f)	710,000	662,636
5% 1/1/54 (f)	4,145,000	3,435,513
TOTAL GEORGIA		245,747,294
Guam - 0.1%
Guam Dept. of Ed. (John F. Kennedy High School Rfdg. And Energy Efficiency Proj.) Series 2020 A, 5% 2/1/40	250,000	244,067
Guam Govt. Bus. Privilege Tax Rev.:
Series 2015 D:
5% 11/15/34	300,000	303,850
5% 11/15/35	300,000	303,157
Series 2021 F:
4% 1/1/42	705,000	610,369
5% 1/1/28	60,000	62,248
5% 1/1/29	315,000	328,056
5% 1/1/30	375,000	391,972
5% 1/1/31	395,000	414,102
Series 2021, 4% 1/1/36	2,115,000	1,951,731
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.125% 10/1/43 (Pre-Refunded to 10/1/23 @ 100) (d)	500,000	512,277
Series 2021 A:
3.839% 10/1/36	180,000	150,763
4.46% 10/1/43	205,000	164,541
Series 2023 A:
5.25% 10/1/30 (d)	1,500,000	1,516,971
5.375% 10/1/40 (d)	525,000	505,818
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/38	1,000,000	1,032,858
5% 10/1/44	1,350,000	1,374,061
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2013, 5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	250,000	254,257
Series 2016, 5% 1/1/46	1,250,000	1,254,907
Series 2020 A, 5% 1/1/50	1,760,000	1,764,914
Port Auth. of Guam Port Rev. Series 2018 A, 5% 7/1/48	250,000	252,339
TOTAL GUAM		13,393,258
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	155,000	166,153
5% 7/1/30 (d)	185,000	197,624
5% 7/1/31 (d)	175,000	186,486
5% 7/1/32 (d)	185,000	196,268
5% 7/1/33 (d)	185,000	195,247
5% 7/1/43 (d)	1,770,000	1,805,053
5% 7/1/48 (d)	10,030,000	10,163,038
Series 2022 A:
4% 7/1/40 (d)	250,000	236,216
5% 7/1/47 (d)	1,000,000	1,026,908
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Series 2013 A, 6.875% 7/1/43 (f)	300,000	301,528
Series 2017 B, 4% 3/1/37 (d)	250,000	235,618
Series 2019, 3.5% 10/1/49 (d)	1,400,000	1,117,903
Hawaii Gen. Oblig.:
Series 2016 FB, 4% 4/1/31	800,000	826,920
Series 2016 FH, 4% 10/1/30	1,000,000	1,040,695
Series 2017 FK:
4% 5/1/32	450,000	467,147
5% 5/1/33	235,000	255,026
Series 2020 A:
4% 7/1/33 (d)	100,000	102,075
4% 7/1/34 (d)	85,000	86,215
4% 7/1/35 (d)	60,000	60,522
4% 7/1/36 (d)	150,000	150,687
Series 2020 C:
4% 7/1/37	60,000	61,004
4% 7/1/38	70,000	70,946
4% 7/1/40	60,000	60,296
Series FG, 5% 10/1/27	65,000	70,431
Hawaii Hwy. Rev. Series 2019 A, 5% 1/1/39	250,000	270,764
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	4,975,000	5,615,847
Series 2016 C, 4% 10/1/31	470,000	488,281
Series 2018 A, 5% 9/1/41	130,000	139,837
Series 2019 A, 5% 9/1/24	50,000	52,036
Series 2022 A:
5% 11/1/24	605,000	631,867
5% 11/1/25	270,000	287,820
Honolulu City and County Wastewtr. Sys.:
Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	55,000	58,254
Series 2015 B, 4% 7/1/29	1,150,000	1,182,805
Series 2022 A, 5% 7/1/51	1,200,000	1,307,702
Kauai County Hawaii Cmnty. Facilities D Series 2022:
4.375% 5/15/42	250,000	219,098
5% 5/15/51	500,000	483,059
TOTAL HAWAII		29,817,376
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2014 A, 5% 3/1/39	2,575,000	2,602,034
Series 2015 ID:
5% 12/1/24	30,000	31,298
5.5% 12/1/27	180,000	191,590
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	40,000	41,477
5% 7/15/25	40,000	42,265
5% 7/15/26	30,000	32,253
Series 2019 A:
4% 1/1/50	130,000	130,070
5% 7/15/37	1,000,000	1,082,216
Series 2021 A:
5% 7/15/29	190,000	213,301
5% 7/15/30	65,000	73,758
5% 7/15/31	40,000	45,907
5% 7/15/32	80,000	91,612
Idaho Hsg. and Fin. Assoc. (Gem Prep: Meridian Proj.) Series 2022 A, 4% 5/1/57	250,000	209,649
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (d)	640,000	642,241
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment Series 2021, 3.75% 9/1/51 (f)	3,027,000	2,179,022
TOTAL IDAHO		7,608,693
Illinois - 6.4%
Bridgeview Fin. Corp. Series 2017 A, 5% 12/1/42	250,000	238,450
Bridgeview Gen. Oblig.:
Series 2005, 5.14% 12/1/36	1,960,000	1,744,679
Series 2015 A, 5.625% 12/1/41	250,000	240,756
Carol Stream Park District Dupage County Series 2020 C:
3% 11/1/32	265,000	254,227
4% 11/1/27	40,000	42,055
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	5,000	5,196
4% 6/1/27	55,000	57,479
4% 6/1/28	40,000	42,174
4% 6/1/29	100,000	106,271
4% 6/1/30	65,000	68,844
4% 6/1/31	80,000	84,436
4% 6/1/34	65,000	67,507
4% 6/1/35	85,000	87,401
4% 6/1/36	100,000	101,944
Series 2020 A:
5% 1/1/29	45,000	49,569
5% 1/1/30	40,000	43,876
5% 1/1/31	55,000	60,160
5% 1/1/33	105,000	114,099
Chicago Board of Ed.:
Series 1998 B, 0% 12/1/30	250,000	176,771
Series 1998 B1:
0% 12/1/23	3,115,000	3,003,256
0% 12/1/26 (FGIC Insured)	725,000	618,026
0% 12/1/27 (FGIC Insured)	2,180,000	1,777,913
0% 12/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830,000	646,178
0% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	1,995,000	1,523,415
Series 1999 A:
0% 12/1/22	300,000	300,000
0% 12/1/23 (FGIC Insured)	280,000	269,956
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,704,899
0% 12/1/27 (FGIC Insured)	250,000	203,889
0% 12/1/28 (FGIC Insured)	2,110,000	1,642,694
0% 12/1/29	700,000	520,070
0% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	215,660
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,464,081
5.5% 12/1/26 (Assured Guaranty Corp. Insured) (FGIC Insured)	500,000	522,758
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	95,000	95,000
Series 2005 A:
5.5% 12/1/29 (AMBAC Insured)	165,000	175,609
5.5% 12/1/30 (AMBAC Insured)	120,000	128,556
5.5% 12/1/31 (AMBAC Insured)	330,000	354,804
Series 2012 A, 5% 12/1/42	2,605,000	2,483,568
Series 2013 A, 5.5% 12/1/28 (AMBAC Insured)	245,000	258,961
Series 2015 C:
5.25% 12/1/35	130,000	130,722
5.25% 12/1/39	260,000	260,585
Series 2016 A, 7% 12/1/44	505,000	536,306
Series 2016 B, 6.5% 12/1/46	40,000	42,281
Series 2016, 6% 4/1/46	5,950,000	6,185,805
Series 2017 A, 7% 12/1/46 (f)	640,000	695,649
Series 2017 B, 7% 12/1/42 (f)	300,000	327,791
Series 2017 C:
5% 12/1/24	805,000	813,981
5% 12/1/25	560,000	567,392
5% 12/1/26	65,000	65,775
5% 12/1/30	310,000	312,646
Series 2017 D:
5% 12/1/23	360,000	363,260
5% 12/1/24	215,000	217,399
5% 12/1/31	475,000	478,193
Series 2017 G:
5% 12/1/34	570,000	566,346
5% 12/1/44	600,000	568,581
Series 2017 H:
5% 12/1/36	1,050,000	1,032,402
5% 12/1/46	1,320,000	1,242,681
Series 2017:
5% 4/1/36	215,000	217,717
5% 4/1/37	210,000	212,230
5% 4/1/42	655,000	656,830
5% 4/1/46	1,200,000	1,188,592
Series 2018 A:
5% 12/1/24 (Assured Guaranty Muni. Corp. Insured)	295,000	301,470
5% 12/1/25	70,000	70,924
5% 12/1/26	70,000	70,835
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	950,000	993,877
5% 12/1/28	575,000	581,433
5% 12/1/29	250,000	252,642
5% 12/1/30	835,000	842,066
5% 12/1/32	100,000	100,521
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	100,000	102,738
5% 12/1/35	70,000	69,553
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	100,000	102,356
Series 2018 C:
5% 12/1/24	100,000	101,116
5% 12/1/25	580,000	588,301
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	523,403
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,148,841
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	900,000	938,070
5% 12/1/46	5,935,000	5,569,913
Series 2018:
5% 4/1/38	290,000	292,468
5% 4/1/42	1,060,000	1,061,114
5% 4/1/46	300,000	295,109
Series 2019 A:
5% 12/1/23	140,000	141,268
5% 12/1/25	140,000	141,848
5% 12/1/26	115,000	116,371
5% 12/1/28	405,000	409,531
5% 12/1/29	175,000	176,129
5% 12/1/30	1,040,000	1,048,601
5% 12/1/31	465,000	467,813
5% 12/1/33	1,090,000	1,087,598
Series 2021 A:
5% 12/1/35	2,500,000	2,471,686
5% 12/1/36	195,000	191,406
5% 12/1/37	600,000	585,413
5% 12/1/39	2,690,000	2,602,408
5% 12/1/40	2,015,000	1,940,097
Series 2021 B:
5% 12/1/31	300,000	300,488
5% 12/1/36	615,000	607,084
Series 2022 A:
4% 12/1/47	2,180,000	1,774,941
5% 12/1/43	7,015,000	6,648,914
5% 12/1/47	4,820,000	4,489,312
Series 2022 B:
4% 12/1/35	1,535,000	1,401,245
4% 12/1/36	2,880,000	2,607,505
4% 12/1/38	475,000	422,367
4% 12/1/39	1,000,000	876,636
4% 12/1/40	265,000	229,169
4% 12/1/41	475,000	405,337
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,524,429
(City Colleges Proj.) Series 1999, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065,000	1,835,237
Series 2005 D, 5.5% 1/1/40	1,690,000	1,701,450
Series 2007 E, 5.5% 1/1/35	210,000	211,705
Series 2013 A, 5.5% 1/1/33	195,000	196,839
Series 2014 A:
5% 1/1/35	250,000	249,164
5.25% 1/1/29	475,000	478,293
Series 2015 C, 5% 1/1/25	340,000	344,595
Series 2017 A:
5.625% 1/1/31	60,000	61,521
5.75% 1/1/34	250,000	255,770
6% 1/1/38	750,000	792,306
6% 1/1/38	8,075,000	8,390,410
Series 2019 A:
5% 1/1/39	820,000	821,670
5% 1/1/40	740,000	738,285
5% 1/1/44	5,350,000	5,240,420
5.5% 1/1/35	565,000	583,815
5.5% 1/1/49	4,180,000	4,235,769
Series 2020 A:
5% 1/1/25	155,000	157,062
5% 1/1/26	1,055,000	1,072,800
5% 1/1/27	2,050,000	2,087,986
5% 1/1/28	2,955,000	3,017,081
5% 1/1/29	3,820,000	3,901,195
5% 1/1/30	4,310,000	4,402,566
5% 1/1/32	85,000	86,216
Series 2021 A:
4% 1/1/35	530,000	482,712
4% 1/1/36	1,250,000	1,126,880
5% 1/1/29	1,670,000	1,705,496
5% 1/1/31	95,000	96,684
5% 1/1/32	5,245,000	5,300,783
5% 1/1/33	990,000	994,906
5% 1/1/34	705,000	705,463
Series 2021 B:
4% 1/1/32	82,000	77,361
4% 1/1/38	110,000	96,944
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 A, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	2,650,000	2,773,610
Series 2014 B, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	2,435,000	2,548,581
Series 2015 D, 5% 12/1/22	1,250,000	1,250,000
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	565,000	565,713
Series 2013 B, 5% 1/1/25	40,000	40,059
Series 2014 A:
5% 1/1/28 (d)	475,000	480,847
5% 1/1/31 (d)	325,000	328,856
5% 1/1/33 (d)	1,715,000	1,724,948
5% 1/1/34 (d)	1,025,000	1,027,691
Series 2016 A:
4% 1/1/33 (d)	905,000	882,179
5% 1/1/28 (d)	245,000	253,656
Series 2016 B:
4% 1/1/35	235,000	231,223
5% 1/1/36	495,000	506,440
5% 1/1/37	625,000	637,608
5% 1/1/46	660,000	667,705
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/24 @ 100)	750,000	769,036
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	765,000	766,542
Series 2013 D:
5% 1/1/25	30,000	30,060
5.25% 1/1/31	95,000	95,210
Series 2013:
5.25% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	200,000	200,292
5.25% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	100,000	100,143
5.75% 1/1/38	1,690,000	1,692,174
Series 2015 A:
5% 1/1/27 (d)	1,475,000	1,514,366
5% 1/1/31 (d)	735,000	749,287
5% 1/1/32 (d)	1,450,000	1,476,618
5% 1/1/34 (d)	1,975,000	2,006,723
Series 2015 B:
5% 1/1/28	635,000	660,112
5% 1/1/30	580,000	601,995
5% 1/1/32	65,000	67,124
Series 2015 C:
5% 1/1/31 (d)	785,000	800,259
5% 1/1/32 (d)	800,000	814,686
5% 1/1/33 (d)	725,000	737,707
5% 1/1/46 (d)	2,975,000	2,975,577
Series 2015 D, 5% 1/1/46	240,000	242,406
Series 2015:
5% 1/1/34 (d)	675,000	685,842
5% 1/1/35 (d)	120,000	121,673
Series 2016 B:
5% 1/1/34	900,000	936,029
5% 1/1/35	540,000	559,920
5% 1/1/41	360,000	366,951
Series 2016 C:
5% 1/1/32	265,000	277,618
5% 1/1/33	405,000	422,334
5% 1/1/34	470,000	488,815
Series 2016 D, 5% 1/1/47	3,420,000	3,481,917
Series 2016 G:
5% 1/1/37 (d)	245,000	251,415
5% 1/1/42 (d)	245,000	248,515
5% 1/1/47 (d)	395,000	398,488
5% 1/1/52 (d)	365,000	367,319
5.25% 1/1/29 (d)	40,000	42,111
5.25% 1/1/31 (d)	50,000	52,589
Series 2017 A, 5% 1/1/31	430,000	459,121
Series 2017 B:
5% 1/1/34	85,000	89,430
5% 1/1/35	395,000	413,960
5% 1/1/36	90,000	94,074
5% 1/1/37	1,395,000	1,453,254
5% 1/1/38	125,000	129,992
Series 2017 C:
5% 1/1/30	75,000	80,414
5% 1/1/31	75,000	80,079
5% 1/1/32	80,000	84,965
Series 2017 D:
5% 1/1/28 (d)	365,000	382,058
5% 1/1/29 (d)	305,000	318,243
5% 1/1/32 (d)	330,000	343,446
5% 1/1/34 (d)	495,000	512,996
5% 1/1/35 (d)	365,000	376,795
5% 1/1/36 (d)	450,000	463,335
5% 1/1/37 (d)	245,000	251,415
5% 1/1/52 (d)	250,000	251,588
Series 2018 A:
5% 1/1/37 (d)	2,675,000	2,775,226
5% 1/1/38 (d)	70,000	72,253
5% 1/1/39 (d)	2,415,000	2,484,674
5% 1/1/48 (d)	1,995,000	2,022,467
5% 1/1/53 (d)	690,000	696,977
Series 2018 B:
5% 1/1/36	145,000	154,434
5% 1/1/37	210,000	222,593
5% 1/1/48	735,000	752,919
5% 1/1/53	90,000	91,957
Series 2020 A:
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,498,256
4% 1/1/37	1,690,000	1,676,892
4% 1/1/38	45,000	44,345
Series 2022 A:
4.5% 1/1/48 (d)	4,235,000	4,101,136
4.625% 1/1/53 (d)	2,325,000	2,272,993
5.5% 1/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	4,700,000	4,938,736
5.5% 1/1/55 (d)	740,000	778,541
Series 2022 C:
5% 1/1/37 (d)	1,000,000	1,052,694
5% 1/1/38 (d)	1,000,000	1,045,218
5% 1/1/39 (d)	1,400,000	1,456,691
5% 1/1/41 (d)	2,000,000	2,061,369
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/33 (d)	155,000	159,354
5% 7/1/38 (d)	715,000	723,284
5% 7/1/48 (d)	5,175,000	5,175,780
Chicago Park District Gen. Oblig. Series 2020 D, 4% 1/1/34	750,000	745,065
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	1,000,000	1,011,690
Series 2017:
5% 12/1/46	855,000	868,357
5% 12/1/51	1,060,000	1,072,639
Series 2020 A:
4% 12/1/50	4,135,000	3,721,051
4% 12/1/50	1,205,000	1,069,537
4% 12/1/55	1,035,000	907,062
5% 12/1/45	2,390,000	2,455,330
5% 12/1/55	360,000	366,688
Series 2022 A, 5% 12/1/57	2,115,000	2,163,376
Series 2022, 5% 12/1/46	1,500,000	1,563,111
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	270,000	272,813
5% 6/1/25	75,000	77,903
5% 6/1/26	120,000	125,842
Chicago Wastewtr. Transmission Rev.:
Series 2008 C:
5% 1/1/31	415,000	421,161
5% 1/1/33	140,000	142,091
5% 1/1/34	140,000	141,886
5% 1/1/35	140,000	141,758
5% 1/1/39	690,000	693,047
Series 2014:
5% 1/1/44	1,250,000	1,254,120
5% 1/1/44	1,445,000	1,445,993
Series 2017 A:
5% 1/1/47	385,000	385,712
5.25% 1/1/42 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,027,290
Series 2017 B:
5% 1/1/30	850,000	899,313
5% 1/1/36	970,000	990,353
5% 1/1/38	240,000	243,166
Chicago Wtr. Rev.:
Series 2004, 5% 11/1/25	280,000	291,757
Series 2012, 4% 11/1/37	400,000	392,680
Series 2014:
5% 11/1/39	2,855,000	2,866,629
5% 11/1/44	370,000	370,452
Series 2016 A1, 5% 11/1/27	190,000	199,333
Series 2017 2:
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	534,729
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	990,000	1,054,566
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	950,000	1,006,353
5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,520,995
5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	575,000	591,542
5% 11/1/38 (Assured Guaranty Muni. Corp. Insured)	500,000	513,324
Series 2017:
5% 11/1/29	240,000	251,142
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	25,000	25,229
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	802,849
5.25% 11/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	527,824
Cmnty. High School District # 212 Series 2016 C:
5% 12/1/30	500,000	520,149
5% 12/1/31	250,000	259,482
Cook County Cmnty. College District:
Series 2016, 5.5% 12/1/38	750,000	770,448
Series 2017, 5% 12/1/47	2,060,000	2,132,814
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	60,000	61,017
5% 3/1/25	55,000	57,806
5% 3/1/26	80,000	85,781
5% 3/1/27	80,000	87,515
5% 3/1/28	85,000	94,431
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	690,000	740,462
5% 11/15/27	340,000	364,472
5% 11/15/28	445,000	475,832
5% 11/15/29	890,000	950,980
5% 11/15/30	605,000	645,293
Series 2021 A:
5% 11/15/31	235,000	263,718
5% 11/15/32	155,000	172,343
5% 11/15/33	1,475,000	1,621,822
Series 2021 B:
4% 11/15/25	560,000	574,953
4% 11/15/26	285,000	294,605
4% 11/15/27	290,000	302,146
4% 11/15/28	145,000	151,613
Series 2022 A, 5% 11/15/24	345,000	358,608
Cook County Sales Tax Rev.:
Series 2021 A:
4% 11/15/39	295,000	294,868
4% 11/15/40	935,000	926,001
4% 11/15/41	905,000	870,825
5% 11/15/31	220,000	244,117
5% 11/15/38	230,000	246,335
Series 2022 A, 5.25% 11/15/45	1,150,000	1,231,941
Du Page Cook&Will Cntys 502 Series 2013 A, 5% 6/1/26	475,000	480,326
Elk Grove Village Series 2017:
5% 1/1/34	325,000	348,309
5% 1/1/36	315,000	335,388
Galesburg Rev. (Knox College Proj.) Series 2021 A, 4% 10/1/46	250,000	224,466
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	40,000	43,368
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (d)	245,000	245,203
Illinois Fin. Auth.:
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	1,025,000	1,138,394
Series 2020 A:
3% 5/15/50	4,750,000	3,224,651
3% 5/15/50 (Build America Mutual Assurance Insured)	2,195,000	1,552,031
3.25% 8/15/49	880,000	682,201
4% 8/15/39	930,000	906,426
4% 8/15/41	420,000	401,680
4% 5/15/50	5,570,000	4,853,167
5% 8/15/35	480,000	523,629
Series 2021 A:
2.25% 7/1/33 (d)	115,000	95,474
4% 8/15/39	640,000	622,279
5% 10/1/28	435,000	485,998
5% 10/1/31	850,000	984,670
5% 8/15/32	630,000	708,720
5.125% 11/1/55 (f)	680,000	569,764
Series 2021 B, 7% 11/1/37 (f)	210,000	203,215
Series 2021:
4% 10/1/33	170,000	157,207
5% 10/1/29	240,000	245,990
5% 10/1/31	240,000	244,926
Series 2022 A:
5% 8/15/51	2,075,000	2,180,784
5.5% 10/1/42	1,300,000	1,302,903
5.5% 10/1/47	1,820,000	1,796,007
6.125% 5/15/35	1,045,000	1,079,145
6.125% 5/15/36	1,215,000	1,251,907
Series 2022 B1, 6% 11/15/27	650,000	652,395
Series 2022:
5% 3/1/34	90,000	91,155
5% 3/1/38	110,000	108,832
5% 3/1/42	70,000	67,897
5% 3/1/47	125,000	119,277
5% 3/1/52	110,000	103,014
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	15,000	16,185
5% 10/1/28	15,000	16,395
5% 10/1/31	10,000	10,937
5% 10/1/32	15,000	16,281
5% 10/1/33	30,000	32,234
5% 10/1/35	15,000	15,902
5% 10/1/36	15,000	15,804
5% 10/1/37	20,000	21,010
5% 10/1/38	20,000	20,868
5% 10/1/39	35,000	36,451
5% 10/1/44	305,000	315,315
5% 10/1/49	370,000	379,650
5% 10/1/51	390,000	399,502
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/50	1,440,000	1,215,425
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	150,000	155,817
5% 8/1/30	110,000	114,072
5% 8/1/31	130,000	134,462
5% 8/1/32	150,000	154,694
(Depaul Univ. Proj.):
Series 2016 A:
4% 10/1/34	120,000	120,180
5% 10/1/29	120,000	127,282
5% 10/1/30	120,000	127,103
Series 2016 A:
4% 10/1/31	85,000	85,602
5% 10/1/33	85,000	89,178
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	545,000	525,954
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	220,000	201,436
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	65,000	68,528
5% 7/15/27	75,000	81,833
5% 7/15/30	85,000	93,273
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,755,000	4,277,987
5% 5/15/43	5,635,000	5,735,553
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	140,000	140,162
4% 2/15/33	30,000	30,323
5% 2/15/29	945,000	1,013,230
5% 2/15/36	780,000	821,016
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C:
5% 8/1/46	295,000	298,921
5% 8/1/49	190,000	192,109
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	125,000	127,832
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	1,910,000	1,570,576
5.125% 5/15/38	1,550,000	1,196,363
5.25% 5/15/42	280,000	209,337
5.25% 5/15/54	1,690,000	1,158,265
Series 2008 A1, 4% 11/1/30	940,000	947,708
Series 2008 A2, 4% 11/1/30	940,000	947,693
Series 2013 A:
4.75% 5/15/33	405,000	392,339
4.75% 5/15/33 (Pre-Refunded to 5/15/23 @ 100)	55,000	55,512
5.125% 5/15/43	995,000	934,390
5.125% 5/15/43 (Pre-Refunded to 5/15/23 @ 100)	65,000	65,720
5.25% 5/15/47	860,000	815,768
Series 2013 A, 5.25% 5/15/47 (Pre-Refunded to 5/15/23 @ 100)	125,000	126,455
Series 2013 A:
5.25% 10/1/52 (Pre-Refunded to 4/1/23 @ 100)	1,500,000	1,513,260
6% 7/1/43	1,345,000	1,366,659
Series 2013:
5% 11/15/28	350,000	350,375
5% 11/15/29	170,000	170,168
Series 2015 A:
4.125% 11/15/37	45,000	45,002
5% 11/15/31	195,000	201,838
5% 12/1/37	250,000	257,404
Series 2015 C:
4.125% 8/15/37	105,000	99,249
5% 8/15/35	1,800,000	1,832,835
5% 8/15/44	5,995,000	6,015,598
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	170,000	179,975
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	455,000	481,697
6.125% 11/15/35	440,000	447,506
6.375% 11/15/43	565,000	574,291
Series 2016 A:
5% 2/15/24	55,000	56,534
5% 8/15/25	75,000	78,851
5% 8/15/25 (Escrowed to Maturity)	290,000	306,755
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	150,000	161,743
5% 2/15/29	625,000	661,478
5% 2/15/30	660,000	696,816
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	85,000	91,654
5% 2/15/31	535,000	564,557
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	150,000	161,743
5% 2/15/32	515,000	542,756
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	185,000	199,483
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	660,000	711,668
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	65,000	70,009
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	400,000	431,314
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	245,000	263,879
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	55,000	59,718
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	75,000	81,434
Series 2016 B:
5% 8/15/30	170,000	181,257
5% 8/15/31	895,000	950,855
5% 8/15/32	735,000	776,721
5% 8/15/33	255,000	268,345
5% 8/15/34	1,050,000	1,101,689
5% 8/15/36	1,275,000	1,328,084
Series 2016 C:
3.75% 2/15/34	215,000	214,833
4% 2/15/36	925,000	928,226
4% 2/15/41	4,965,000	4,758,282
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	120,000	125,013
5% 2/15/24	5,000	5,121
5% 2/15/31	3,685,000	3,937,626
5% 2/15/32	535,000	570,090
5% 2/15/34	555,000	587,288
5% 2/15/41	870,000	894,730
Series 2016 D, 4% 2/15/46	5,565,000	5,011,954
Series 2016:
4% 12/1/35	25,000	24,413
5% 5/15/29	150,000	156,886
5% 12/1/29	270,000	281,851
5% 5/15/30	320,000	333,509
5% 12/1/33	285,000	294,263
5% 5/15/36	195,000	178,176
5% 5/15/40	175,000	155,355
5% 12/1/40	140,000	141,924
5% 12/1/46	6,040,000	6,061,508
Series 2017 A:
5% 1/1/34 (Pre-Refunded to 1/1/27 @ 100)	490,000	530,014
5% 1/1/35 (Pre-Refunded to 1/1/27 @ 100)	490,000	530,014
5% 8/1/42	210,000	213,837
5% 3/1/47	2,135,000	2,164,311
5% 8/1/47	245,000	248,048
Series 2017:
5% 1/1/29	405,000	439,947
5% 2/15/32	160,000	156,527
5% 7/1/33	190,000	204,067
5% 7/1/34	835,000	892,085
5% 7/1/35	170,000	181,637
5% 2/15/37	300,000	147,000
5.125% 2/15/45	300,000	147,000
5.25% 2/15/37	115,000	112,514
5.25% 2/15/47	575,000	536,917
Series 2018 A, 5% 10/1/41	190,000	202,882
Series 2019 A, 3% 7/1/35 (d)	160,000	142,341
Series 2019:
4% 9/1/35	375,000	337,354
4% 9/1/37	20,000	17,562
4% 9/1/39	55,000	47,275
5% 9/1/30	10,000	10,276
5% 9/1/38	50,000	49,779
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev.:
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A, 5% 2/15/28	40,000	39,744
(CHF - Chicago, LLC - Univ. of Illinois at Chicago Proj.) Series 2017 A, 5% 2/15/37	100,000	94,542
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	1,380,000	1,240,547
5% 2/15/50	345,000	307,000
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 0.7%, tender 9/1/23 (b)	395,000	387,441
Illinois Gen. Oblig.:
Series 2006:
5.5% 1/1/28	320,000	341,461
5.5% 1/1/31	110,000	120,720
Series 2013 A:
5% 4/1/24	1,065,000	1,071,247
5% 4/1/35	50,000	50,089
5% 4/1/36	360,000	360,564
Series 2013, 5.5% 7/1/38	2,630,000	2,644,001
Series 2014 February:
5.25% 2/1/33	2,430,000	2,459,518
5.25% 2/1/34	435,000	439,901
Series 2014 May, 5% 5/1/34	280,000	282,546
Series 2014:
5% 2/1/25	565,000	573,698
5% 2/1/26	365,000	369,652
5% 2/1/27	70,000	70,860
5% 4/1/28	310,000	313,869
5% 5/1/28	445,000	450,894
5% 5/1/32	80,000	80,936
5% 5/1/33	90,000	90,987
5% 5/1/36	2,225,000	2,240,406
5% 2/1/39	2,085,000	2,092,576
5.25% 2/1/29	170,000	172,297
5.25% 2/1/30	575,000	582,678
5.25% 2/1/31	130,000	131,711
5.25% 2/1/32	2,420,000	2,450,682
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	150,000	149,663
4% 6/1/41	1,550,000	1,399,605
4.5% 11/1/39	400,000	385,510
5% 2/1/25	555,000	570,628
5% 2/1/26	395,000	408,211
5% 6/1/26	180,000	186,541
5% 2/1/27	7,435,000	7,744,616
5% 1/1/28	750,000	771,089
5% 2/1/28	795,000	824,539
5% 11/1/28	425,000	439,747
5% 2/1/29	965,000	1,000,301
5% 1/1/33	600,000	614,289
5% 11/1/33	445,000	457,296
5% 11/1/36	220,000	223,777
Series 2017 A:
4.5% 12/1/41	250,000	236,552
5% 12/1/23	60,000	60,926
5% 12/1/26	185,000	192,507
Series 2017 B, 5% 12/1/27	250,000	261,086
Series 2017 C, 5% 11/1/29	5,710,000	5,950,441
Series 2017 D:
3.25% 11/1/26	250,000	244,224
5% 11/1/24	800,000	821,053
5% 11/1/25	215,000	221,853
5% 11/1/26	2,710,000	2,817,999
5% 11/1/27	12,735,000	13,296,912
5% 11/1/28	5,355,000	5,583,858
Series 2018 A:
5% 10/1/24	30,000	30,768
5% 10/1/25	235,000	242,297
5% 10/1/26	85,000	88,327
5% 10/1/28	260,000	272,967
5% 10/1/29	105,000	110,159
5% 10/1/30	1,170,000	1,226,772
5% 10/1/31	645,000	674,360
5% 5/1/39	725,000	736,302
6% 5/1/27	975,000	1,055,720
Series 2018 B:
5% 10/1/26	65,000	67,544
5% 10/1/31	765,000	799,823
5% 10/1/32	795,000	829,457
Series 2019 A:
5% 11/1/27	2,095,000	2,187,439
5% 11/1/28	2,775,000	2,915,028
Series 2019 B:
4% 11/1/33	1,475,000	1,412,270
4% 11/1/38	360,000	329,938
5% 9/1/24	30,000	30,745
Series 2019 C, 4% 11/1/41	500,000	442,808
Series 2020 B:
4% 10/1/32	475,000	458,188
5% 10/1/28	280,000	293,965
Series 2020 C:
4% 10/1/40	500,000	447,790
4% 10/1/41	250,000	221,476
4% 10/1/42	250,000	219,762
4.25% 10/1/45	500,000	446,129
Series 2020:
5.5% 5/1/24	140,000	143,871
5.5% 5/1/25	655,000	681,851
5.5% 5/1/26	475,000	499,366
5.5% 5/1/39	3,180,000	3,354,701
5.75% 5/1/45	1,225,000	1,290,880
Series 2021 A:
5% 3/1/24	560,000	570,471
5% 3/1/25	895,000	920,753
5% 3/1/26	530,000	548,080
5% 3/1/27	975,000	1,015,931
5% 3/1/32	20,000	21,204
5% 3/1/33	65,000	68,688
5% 3/1/34	2,560,000	2,681,530
5% 3/1/35	965,000	1,004,020
5% 3/1/36	455,000	471,246
5% 3/1/37	40,000	41,196
5% 3/1/46	7,995,000	8,018,724
Series 2021 B:
4% 12/1/34	315,000	298,810
4% 12/1/39	1,500,000	1,359,163
5% 3/1/24	930,000	947,389
5% 3/1/25	850,000	874,458
5% 3/1/26	690,000	713,538
Series 2021 C:
4% 3/1/24	1,320,000	1,328,716
4% 3/1/25	320,000	322,574
Series 2022 A:
5% 3/1/29	1,695,000	1,784,285
5% 3/1/31	1,695,000	1,802,142
5% 3/1/32	105,000	111,955
5% 3/1/34	250,000	263,046
5% 3/1/36	4,815,000	5,003,846
5.25% 3/1/37	205,000	216,437
5.5% 3/1/42	4,100,000	4,320,013
5.5% 3/1/47	8,950,000	9,327,504
Series 2022 B:
5% 3/1/29	205,000	215,798
5% 3/1/32	230,000	245,234
5% 10/1/34	6,985,000	7,331,493
Series November 2016, 4.125% 11/1/31	365,000	356,879
Illinois Hsg. Dev. Auth.:
Series 2021, 3% 4/1/51	6,235,000	6,009,999
Series 2022 G, 6.25% 10/1/52	575,000	630,027
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,316,635	1,156,923
Illinois Hsg. Dev. Auth. Rev.:
Series 2018 A, 4.5% 10/1/48	985,000	998,656
Series 2021 A, 3% 4/1/51	725,000	700,992
Series D, 3.75% 4/1/50	245,000	243,256
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
4% 2/1/34	625,000	628,826
5% 2/1/29	560,000	588,079
5% 2/1/31	600,000	631,028
Illinois Reg'l. Trans. Auth.:
Series 2003 A:
6% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	7,000,548
6% 7/1/33 (FGIC Insured)	1,645,000	1,960,801
Series 2003 B, 5.5% 6/1/27	1,360,000	1,456,405
Series 2016 A, 4% 6/1/46	2,190,000	2,123,377
Illinois Sales Tax Rev.:
Series 2002, 6% 6/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	258,465
Series 2021 A, 3% 6/15/33	500,000	444,130
Series 2021 C, 5% 6/15/30	750,000	804,466
Illinois Sports Facilities Auth.:
Series 2014:
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	375,000	383,904
5.25% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	750,000	769,231
Series 2019:
5% 6/15/28	480,000	488,193
5% 6/15/28	300,000	314,294
5% 6/15/29	590,000	622,051
5% 6/15/29	480,000	488,919
Illinois State Univ. Revs. Series 2018 A:
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	180,000	198,948
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	120,000	132,059
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	180,000	195,713
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,065,000	1,065,000
Series 2014 C:
5% 1/1/34	360,000	366,842
5% 1/1/37	1,475,000	1,512,340
Series 2016 A, 5% 12/1/31	910,000	961,614
Series 2017 A, 5% 1/1/42	5,425,000	5,654,476
Series 2019 A:
5% 1/1/40	1,445,000	1,532,103
5% 1/1/44	425,000	445,854
Series A:
5% 1/1/38	65,000	70,710
5% 1/1/40	805,000	862,949
5% 1/1/41	2,135,000	2,276,160
5% 1/1/45	7,155,000	7,553,780
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	130,000	138,238
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	30,000	31,740
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	40,000	42,210
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	67,666
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	20,361
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	65,901
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	35,100
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	175,000	175,665
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	155,000	158,993
Series 2017, 5% 1/1/29	60,000	64,780
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/33	605,000	633,805
5% 2/1/34	850,000	889,690
5% 2/1/35	605,000	632,325
5% 2/1/36	1,045,000	1,090,604
Macon County School District Series 2020 C:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	405,258
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	255,000	255,302
4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	320,000	306,666
Madison County Cmnty. United School District #007 Series 2017:
5% 12/1/28	160,000	169,894
5% 12/1/29	165,000	175,203
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	130,000	125,265
0% 1/15/25	250,000	232,461
0% 1/15/26	185,000	166,087
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	382,630
0% 12/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	709,475
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	1,867,311
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	12,260,000	4,570,593
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	4,390,000	1,465,001
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	515,000	162,632
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	1,190,000	356,092
Series 2012 B, 0% 12/15/51	3,225,000	684,608
Series A:
0% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	655,042
0% 12/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	736,977
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	190,266
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	810,000	644,173
Series 1996 A, 0% 6/15/24	370,000	349,372
Series 1998 B, 5.5% 6/15/29	1,220,000	1,306,806
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,715,000	7,177,114
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	1,832,975
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,840,000	4,072,217
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	510,000	447,834
Series 2012 B, 0% 12/15/50	800,000	180,353
Series 2015 A:
0% 12/15/52 (Assured Guaranty Muni. Corp. Insured)	800,000	178,576
5% 6/15/53	895,000	893,433
Series 2017 A:
0% 12/15/56	1,090,000	196,635
0% 12/15/56 (Build America Mutual Assurance Insured)	500,000	90,200
5% 6/15/57	3,680,000	3,655,952
Series 2017 B:
0% 12/15/54 (Build America Mutual Assurance Insured)	2,400,000	481,797
5% 12/15/25	120,000	122,944
5% 12/15/26	405,000	417,527
5% 12/15/27	40,000	41,484
5% 12/15/28	110,000	113,599
5% 12/15/31	80,000	82,336
5% 12/15/32	50,000	51,363
5% 12/15/34	50,000	51,126
Series 2020 A:
4% 6/15/50	5,090,000	4,349,573
5% 12/15/45	105,000	105,604
5% 6/15/50	15,765,000	15,777,767
Series 2020 B, 5% 6/15/42	1,805,000	1,828,007
Series 2022 A:
0% 12/15/35	200,000	108,194
0% 6/15/36	625,000	329,068
0% 12/15/36	215,000	110,154
0% 6/15/37	200,000	99,336
0% 12/15/38	420,000	191,729
0% 6/15/39	455,000	200,667
0% 12/15/39	1,235,000	531,350
0% 6/15/40	555,000	230,262
0% 12/15/40	1,040,000	420,794
0% 6/15/41	255,000	99,492
0% 12/15/41	775,000	294,797
4% 12/15/42	4,195,000	3,767,571
4% 12/15/47	4,920,000	4,261,554
4% 6/15/52	17,640,000	14,930,344
Northern Illinois Univ. Revs.:
Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	215,000	210,107
4% 4/1/38 (Build America Mutual Assurance Insured)	230,000	219,117
4% 4/1/40 (Build America Mutual Assurance Insured)	195,000	182,981
4% 4/1/41	65,000	60,764
5% 4/1/34 (Build America Mutual Assurance Insured)	955,000	1,018,767
Series 2021:
4% 10/1/39	85,000	80,625
4% 10/1/41	80,000	74,943
4% 10/1/43	50,000	46,458
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	2,990,000	3,177,130
5% 6/1/28	335,000	355,713
Rock Island County Pub. Bldg. Commission Series 2016, 5% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	250,000	268,566
Romeoville Gen. Oblig. Rev.:
(Lewis Univ. Proj.) Series 2015, 5% 10/1/42	360,000	364,640
Series 2018 B:
4.125% 10/1/41	240,000	224,505
4.125% 10/1/46	240,000	219,431
5% 10/1/39	295,000	299,303
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	900,000	949,815
Sales Tax Securitization Corp.:
Series 2017 A, 5% 1/1/28	500,000	537,672
Series 2018 A:
4% 1/1/48	1,000,000	906,996
5% 1/1/48	750,000	767,313
Series 2018 C, 5.25% 1/1/34	1,000,000	1,076,678
Series 2020 A:
4% 1/1/38	220,000	214,147
4% 1/1/39	130,000	125,466
4% 1/1/40	220,000	212,060
5% 1/1/28	790,000	849,522
Series 2021 A, 5% 1/1/32	600,000	657,778
Sangamon County Wtr. Reclamation District Series 2019 A:
4% 1/1/44	250,000	241,773
4% 1/1/49	250,000	236,864
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/41	3,550,000	3,552,372
Southern Illinois Univ. Rev. Series 2021 A:
4% 4/1/28	160,000	164,115
4% 4/1/29	85,000	87,106
4% 4/1/31	200,000	201,197
4% 4/1/34	190,000	185,804
4% 4/1/36	135,000	129,041
4% 4/1/38	210,000	197,699
Southwestern Dev. Auth. Heath Facility Rev. Series 2013, 7.125% 11/1/43 (Pre-Refunded to 11/1/23 @ 100)	245,000	254,621
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	15,000	15,091
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	780,000	796,948
6.25% 10/1/38	765,000	783,739
Series 2018 A:
5% 4/1/29	225,000	245,353
5% 4/1/30	505,000	550,368
Series 2020 A:
4% 4/1/32	470,000	486,808
4% 4/1/35	630,000	627,999
4% 4/1/36	320,000	313,993
4% 4/1/38	410,000	393,728
4% 4/1/44	210,000	195,233
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (f)	590,000	558,853
5.25% 12/1/47 (f)	1,135,000	989,811
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/48	400,000	405,665
Western Illinois Econ. Dev. Auth. (City of Quincy Proj.) Series 2019 B:
4% 12/1/29	140,000	147,481
4% 12/1/30	180,000	189,422
4% 12/1/32	250,000	259,569
4% 12/1/34	370,000	378,284
4% 12/1/36	425,000	431,546
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	925,000	819,080
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	150,000	159,853
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	185,000	197,152
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	185,000	197,152
Yorkville Svc. Area 2004-106 Tax Series 2016, 5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	525,142
TOTAL ILLINOIS		681,416,217
Indiana - 0.6%
Ball State Univ. Series 2019 S:
4% 7/1/36	435,000	438,771
4% 7/1/37	180,000	180,573
4% 7/1/38	195,000	195,615
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	55,000	56,138
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (d)	245,000	228,263
Hammond Multi-School Bldg. Corp. Series 2018:
5% 7/15/32	130,000	140,453
5% 7/15/33	95,000	102,090
5% 7/15/35	120,000	127,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	1,945,000	1,895,002
Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (d)	2,500,000	2,504,259
Indiana Fin. Auth. Edl. Facilities Rev.:
(Depauw Univ. Proj.) Series 2022 A, 5.5% 7/1/52	4,600,000	4,911,988
(Valparaiso Univ. Proj.) Series 2021:
5% 10/1/28	50,000	53,363
5% 10/1/33	35,000	37,411
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	210,000	181,400
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	945,000	824,772
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (d)(f)	350,000	263,270
Indiana Fin. Auth. Health Facilities Rev. Series 2017 A, 5% 8/15/51	1,270,000	1,282,645
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	35,000	34,280
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	25,000	27,738
5% 11/1/29	80,000	90,025
5% 11/1/30	20,000	22,813
Series 2020 A, 4% 7/1/45	1,205,000	1,138,132
Series 2022:
4.25% 1/1/47	535,000	499,888
5% 1/1/52	1,500,000	1,533,395
Indiana Fin. Auth. Midwestern Disaster Relief Rev. Series 2012 A, 4.25% 11/1/30	3,095,000	3,007,615
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	385,000	330,001
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	145,000	133,854
(Greencroft Obligated Group) Series 2013 A, 7% 11/15/43	1,125,000	1,161,654
(Marquette Proj.) Series 2015 A:
5% 3/1/30	110,000	110,939
5% 3/1/39	285,000	282,787
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100) (d)	465,000	470,643
5% 7/1/40 (Pre-Refunded to 7/1/23 @ 100) (d)	1,205,000	1,219,623
5.25% 1/1/51 (Pre-Refunded to 7/1/23 @ 100) (d)	3,715,000	3,765,387
(Rose-Hulman Institute of Technology Proj.) Series 2021:
4% 6/1/33	45,000	45,612
4% 6/1/34	50,000	50,291
5% 6/1/27	35,000	37,441
5% 6/1/28	40,000	43,288
5% 6/1/29	70,000	76,630
5% 6/1/32	85,000	93,313
Series 2013 A, 6% 11/15/41 (Pre-Refunded to 11/15/23 @ 100)	605,000	621,965
Series 2015 A, 5.25% 2/1/32	1,025,000	1,081,557
Series 2015, 5% 3/1/36	1,515,000	1,554,371
Series 2016:
5% 9/1/26	160,000	171,628
5% 9/1/27	185,000	197,675
5% 9/1/28	375,000	399,128
5% 9/1/29	185,000	196,136
5% 9/1/30	170,000	179,861
5% 9/1/31	100,000	105,490
Series 2018 A:
5% 11/15/48	250,000	232,174
5% 11/15/53	250,000	229,081
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2015 A, 5% 10/1/30	585,000	605,119
Series 2016 A, 5% 10/1/41	2,465,000	2,595,553
Series 2021 2, 5% 10/1/41	1,235,000	1,351,769
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	20,000	19,977
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (f)	530,000	434,122
Series 2019 B, 3.5% 1/1/49	40,000	39,526
Series 2020 B1, 3.25% 7/1/49	430,000	422,532
Series 2021 B:
3% 7/1/50	460,000	445,093
5% 1/1/23	385,000	385,706
Series A:
3.75% 1/1/49	190,000	188,875
5% 1/1/28	20,000	21,947
5% 7/1/28	20,000	22,115
5% 1/1/29	20,000	22,103
5% 7/1/29	15,000	16,641
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	225,000	245,509
5% 1/1/34	110,000	119,838
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/39	500,000	501,206
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	995,000	1,042,712
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 5% 1/1/28 (d)	425,000	436,698
Series 2019 D:
5% 1/1/27 (d)	2,345,000	2,481,761
5% 1/1/28 (d)	3,695,000	3,930,787
Series 2016:
4% 1/1/32 (d)	120,000	119,102
4% 1/1/33 (d)	120,000	118,617
4% 1/1/34 (d)	150,000	147,437
4% 1/1/35 (d)	340,000	333,902
5% 1/1/26 (d)	125,000	130,703
Indianapolis Wtr. Sys. Rev. Series 2018 A:
5% 10/1/32	170,000	188,841
5% 10/1/37	1,120,000	1,218,783
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	260,000	260,778
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	845,000	830,886
Northern Indiana Commuter Trans. District Series 2016, 5% 7/1/41	600,000	624,051
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	145,000	159,962
5% 7/1/35	285,000	313,058
5% 7/1/36	310,000	339,499
5% 7/1/37	290,000	316,590
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	55,000	51,846
4% 4/1/46	125,000	113,297
5% 4/1/40	125,000	130,423
5% 4/1/43	1,290,000	1,335,708
Series 2020:
4% 4/1/37	680,000	656,004
5% 4/1/29	60,000	65,271
5% 4/1/32	50,000	54,049
Saint Joseph County Ind. Edl. Facilities Rev. Series 1996, 6.5% 3/1/26	210,000	234,146
Shoals Exempt Facilities Rev. (Nat'l. Gypsum Co. Proj.) Series 2013, 7.25% 11/1/43 (d)	255,000	258,725
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2013:
6.75% 1/1/34 (d)	1,630,000	1,672,518
7% 1/1/44 (d)	3,390,000	3,482,575
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	535,000	526,064
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	1,600,000	1,641,871
TOTAL INDIANA		63,222,223
Iowa - 0.2%
Coralville Gen. Oblig.:
Series 2017 B, 4.25% 5/1/37	35,000	35,000
Series 2022 C, 5% 5/1/42	200,000	198,050
Iowa Fin. Auth. Series 2018 A:
5% 3/1/33	165,000	159,089
5% 3/1/38	130,000	122,061
5% 3/1/48	240,000	212,660
Iowa Fin. Auth. Health Facilities Rev. (UnityPoint Health Proj.) Series 2013 A, 5.25% 2/15/44 (Pre-Refunded to 2/15/23 @ 100)	640,000	643,563
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(Iowa Fertilizer Co. Proj.) Series 2022, 5% 12/1/50	880,000	830,689
Bonds (Iowa Fertilizer Co. Proj.) Series 2022, 5%, tender 12/1/42 (b)	5,320,000	5,124,653
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	205,000	210,190
Series 2019 A1, 4% 5/15/55	250,000	164,442
Series 2020 A, 5% 8/1/39	550,000	613,526
Series 2021 A, 5% 8/1/39	500,000	564,281
Series A:
5% 5/15/43	215,000	187,114
5% 5/15/48	510,000	432,714
Iowa Fin. Auth. Single Family Mtg.:
(Mtg.-Backed Securities Prog.):
Series 2021 A, 3% 1/1/47	800,000	773,987
Series 2021 B, 3% 7/1/51	1,925,000	1,861,302
Series 2018 A, 4% 7/1/47	135,000	135,103
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.):
Series 2020, 4% 10/1/50	250,000	215,844
Series 2022:
4.75% 10/1/42	170,000	170,771
5% 10/1/47	180,000	182,335
5.375% 10/1/52	200,000	206,424
Iowa State Board of Regents Hosp. Rev. Series 2022 B, 3% 9/1/61	250,000	172,448
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B:
3% 12/1/39 (d)	75,000	70,510
5% 12/1/22 (d)	285,000	285,000
5% 12/1/29 (d)	740,000	803,502
Series 2019 C, 3.5% 12/1/44 (d)	1,250,000	1,005,860
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	705,000	671,798
4% 6/1/36	705,000	661,511
4% 6/1/39	705,000	641,082
4% 6/1/49	1,190,000	1,002,440
5% 6/1/32	635,000	669,786
Series 2021 B1, 4% 6/1/49	6,510,000	6,463,681
Series 2021 B2, 0% 6/1/65	3,480,000	379,951
Waterloo Cmnty. School District Series 2020, 4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	305,000	321,316
TOTAL IOWA		26,192,683
Kansas - 0.2%
City of Topeka Health Care Facilities Rev. Series 2022 A:
6.25% 12/1/42	340,000	341,001
6.5% 12/1/52	630,000	631,833
Coffeyville Elec. Util. Sys. Rev. Series 2015 B:
5% 6/1/38 (Pre-Refunded to 6/1/25 @ 100) (f)	800,000	838,004
5% 6/1/42 (Pre-Refunded to 6/1/25 @ 100) (f)	300,000	314,252
Ellis County Unified School District Series 2022 B, 4% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	345,000	328,686
Hutchinson Hosp. Facilities Rev. Series 2016:
5% 12/1/36	275,000	275,295
5% 12/1/41	145,000	142,339
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	175,000	175,161
5% 5/15/32	160,000	159,044
5% 5/15/39	165,000	159,605
Lyon Unified School District Series 2019:
4% 9/1/32	25,000	25,861
4% 9/1/33	110,000	113,168
4% 9/1/34	120,000	122,526
4% 9/1/39	640,000	640,449
Overland Park Dev. Corp. Rev. Series 2019:
5% 3/1/32	215,000	212,080
5% 3/1/33	230,000	226,500
5% 3/1/34	240,000	236,286
5% 3/1/36	265,000	257,968
5% 3/1/38	295,000	282,221
5% 3/1/44	320,000	298,552
5% 3/1/49	715,000	659,036
Overland Park Sales Tax Spl. Oblig. Rev. (Bluhawk Star Bond Proj.) Series 2022 A, 6.5% 11/15/42 (f)	4,850,000	4,921,846
Sedgwick County Pub. Commission:
(Board of Trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/39	1,050,000	1,087,992
(Board of trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/44	725,000	751,233
Sedgwick Unified School District Series 2019 A:
4% 9/1/31	240,000	248,280
4% 9/1/32	180,000	186,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2015:
5% 9/1/35	250,000	259,205
5% 9/1/45	655,000	664,012
Series 2019 A, 5% 9/1/48	4,640,000	4,863,642
Wichita Health Care Facilities Series 2018 I:
4.625% 5/15/41	30,000	24,791
5% 5/15/33	30,000	27,959
5% 5/15/38	35,000	31,571
5% 5/15/47	150,000	126,986
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev.:
(Vacation Village Proj. Area 4 - Major Multi-Sport Athletic Complex Proj.) Series 2015, 0% 9/1/34 (f)	1,500,000	521,265
Series 2015 A, 5.75% 9/1/32	780,000	708,035
Wyandotte County/Kansas City K (Legends Apts. Garage and West Lawn Proj.) Series 2018, 4.5% 6/1/40	90,000	80,388
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	480,000	494,015
5% 9/1/45	725,000	744,265
TOTAL KANSAS		22,181,352
Kentucky - 0.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	65,000	65,658
Series 2019:
4% 2/1/33	170,000	166,699
4% 2/1/35	135,000	128,111
4% 2/1/36	50,000	46,395
4% 2/1/37	35,000	32,131
4% 2/1/38	195,000	177,975
5% 2/1/24	75,000	76,524
5% 2/1/25	60,000	61,727
5% 2/1/28	5,000	5,302
5% 2/1/32	100,000	105,391
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	115,000	119,534
Campbellsville Indl. Bldg. Rev. (Capmpbellsville Univ. Proj.) Series 2017, 5% 3/1/39	250,000	215,619
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	453,894
Columbia Edl. Dev. Rev. (Lindsey Wilson College Proj.) Series 2019, 5% 12/1/33	250,000	262,250
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	400,000	400,116
Series 2017 A, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,411,494
Henderson Rev. (Pratt Paper (KY), LLC Proj.):
Series 2022 A, 4.7% 1/1/52 (d)(f)	1,000,000	881,897
Series 2022 B:
4.45% 1/1/42 (d)(f)	710,000	644,421
4.7% 1/1/52 (d)(f)	1,535,000	1,353,712
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	45,000	46,113
5% 1/1/27	85,000	90,056
5% 1/1/28	195,000	206,252
5% 1/1/31	185,000	194,884
5% 1/1/32	185,000	194,640
5% 1/1/33	75,000	78,814
Series 2019:
5% 1/1/38	45,000	47,930
5% 1/1/39	45,000	47,774
5% 1/1/44	125,000	130,314
5% 1/1/49	160,000	165,582
Kentucky Econ. Dev. Fin. Auth.:
(Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	995,000	816,576
5% 5/15/51	520,000	416,593
(Next Generation Kentucky Information Hwy. Proj.) Series 2015 A, 5% 7/1/32	250,000	253,890
Series 2019 A1:
5% 8/1/33	55,000	58,182
5% 8/1/44	1,510,000	1,529,537
Series 2019 A2:
5% 8/1/44	500,000	506,469
5% 8/1/49	2,590,000	2,602,884
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	590,000	495,931
6.375% 11/15/51	820,000	688,121
Series 2012:
5.375% 11/15/42	635,000	538,176
5.5% 11/15/45	330,000	278,141
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	5,000	5,190
5% 6/1/26	5,000	5,174
5% 6/1/27	5,000	5,160
5% 6/1/28	5,000	5,146
5% 6/1/29	5,000	5,139
5% 6/1/30	5,000	5,137
5.25% 6/1/50	3,405,000	3,421,996
Series 2017 A:
5% 6/1/37	1,570,000	1,609,816
5% 6/1/41	1,560,000	1,576,719
5% 6/1/45	2,920,000	2,930,530
5.25% 6/1/41	2,005,000	2,041,706
Series 2017 B:
5% 8/15/32	150,000	158,117
5% 8/15/33	75,000	78,857
5% 8/15/35	85,000	88,696
5% 8/15/37	125,000	129,800
5% 8/15/41 (Escrowed to Maturity)	900,000	925,252
5% 8/15/46	570,000	575,474
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 B1, 5% 6/1/36 (d)	1,380,000	1,411,867
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2019 A, 4% 9/1/45	500,000	473,386
Kentucky Pub. Trans. Infrastructure Auth. First Tier Toll Rev. (Downtown Crossing Proj.) Series 2013 A:
5.75% 7/1/49 (Pre-Refunded to 7/1/23 @ 100)	405,000	411,062
6% 7/1/53 (Pre-Refunded to 7/1/23 @ 100)	1,405,000	1,427,870
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	70,000	75,074
(Proj. No. 119) Series 2018:
5% 5/1/26	125,000	133,739
5% 5/1/28	65,000	71,899
5% 5/1/29	765,000	839,154
5% 5/1/30	70,000	76,742
5% 5/1/31	30,000	32,946
5% 5/1/32	190,000	207,246
5% 5/1/33	170,000	185,237
5% 5/1/34	190,000	205,589
5% 5/1/35	115,000	123,293
5% 5/1/36	100,000	106,630
5% 5/1/38	255,000	268,686
Series 2017:
5% 4/1/25	220,000	230,803
5% 4/1/26	225,000	240,379
Series A:
4% 11/1/34	80,000	82,018
4% 11/1/35	25,000	25,397
4% 11/1/36	65,000	65,779
4% 11/1/37	80,000	80,642
4% 11/1/38	35,000	35,160
5% 8/1/27	25,000	26,260
5% 11/1/28	360,000	401,283
5% 11/1/29	285,000	314,849
5% 11/1/30	120,000	132,500
Series B:
5% 8/1/23	850,000	863,002
5% 8/1/25	190,000	200,575
5% 8/1/26	125,000	134,310
5% 5/1/27	130,000	141,472
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021:
4% 11/1/33	25,000	26,239
4% 11/1/36	15,000	15,348
4% 11/1/38	30,000	30,456
4% 11/1/41	25,000	24,577
4% 11/1/51	50,000	45,893
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series 2013 A, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	425,000	431,144
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	2,100,000	2,098,397
Series 2018 B, 4%, tender 1/1/25 (b)	4,375,000	4,362,755
Series 2019 C, 4%, tender 2/1/28 (b)	5,080,000	4,997,228
Series 2022 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.753%, tender 8/1/30 (b)(c)	750,000	688,302
Series A, 4%, tender 6/1/26 (b)	15,955,000	15,839,548
Series C1, 4%, tender 6/1/25 (b)	17,810,000	17,701,217
Series A:
4% 6/1/23	40,000	40,068
4% 6/1/24	355,000	355,676
4% 12/1/24	30,000	30,035
4% 6/1/25	40,000	39,990
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	420,000	440,554
Series 2020 D, 5%, tender 10/1/29 (b)	505,000	545,882
Series 2013 A, 5.5% 10/1/33	485,000	492,963
Series 2016 A:
5% 10/1/31	360,000	375,527
5% 10/1/32	435,000	452,505
5% 10/1/33	245,000	254,021
Series 2020 A:
3% 10/1/43	3,575,000	2,751,146
4% 10/1/39	335,000	324,891
4% 10/1/40	65,000	62,584
5% 10/1/37	1,525,000	1,580,876
5% 10/1/38	360,000	373,241
Louisville & Jefferson County Gen. Oblig. Series 2022 A, 4% 4/1/35	295,000	308,353
Louisville & Jefferson County Metropolitan Govt. Hosp. Rev. (UOFL Health Proj.) Series 2022 A, 5% 5/15/47 (Assured Guaranty Muni. Corp. Insured)	700,000	724,060
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds Series 2019 A, 1.75%, tender 7/1/26 (b)	1,385,000	1,295,789
Owen County Wtr. Facilities Rev. Bonds (Kentucky-American Wtr. Co. Proj.) Series 2020, 0.7%, tender 9/1/23 (b)	350,000	343,302
Owensboro Elec. Lt. & Pwr. Rev. Series 2019:
4% 1/1/25	540,000	553,338
5% 1/1/26	290,000	307,413
5% 1/1/27	725,000	778,707
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.3%, tender 9/1/27 (b)(d)	2,500,000	2,093,223
TOTAL KENTUCKY		99,373,715
Louisiana - 0.6%
East Baton Rouge Sewerage Commission Rev. Bonds Series 2021 A, 1.3%, tender 2/1/28 (b)	2,010,000	1,722,003
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (f)	335,000	332,575
5.625% 6/15/48 (f)	395,000	383,791
Louisiana Gen. Oblig. Series 2014 A, 4% 2/1/34	950,000	963,220
Louisiana Local Govt. Envir. Facilities:
(CDF Healthcare of Louisiana, LLC Proj.) Series 2015 A, 5.625% 6/1/45	1,005,000	853,588
(St. James Place of Baton Rouge Proj.) Series 2015 A:
6% 11/15/35	120,000	117,880
6.25% 11/15/45	475,000	454,385
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth.:
(Provident Group - ULM Properties LLC - Univ. of Louisana at Monroe Proj.) Series 2019 A:
5% 7/1/39 (f)	255,000	213,327
5% 7/1/54 (f)	410,000	310,751
(Provident Group - ULM Properties LLC - Univ. of Louisiana at Monroe Proj.) Series 2019 A, 5% 7/1/29 (f)	100,000	96,411
(Ragin' Cajun Facilities, Inc. - Student Hsg. and Parking Proj.) Series 2018:
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	125,000	128,154
5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	555,589
(Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	3,230,000	2,978,746
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	595,000	418,964
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds (LOOP LLC Proj.):
Series 2007 A, 1.65%, tender 12/1/23 (b)	1,795,000	1,768,127
Series 2013 A:
1.65%, tender 12/1/23 (b)	2,565,000	2,526,599
1.65%, tender 12/1/23 (b)	670,000	659,969
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	580,000	585,449
Series 2020 A, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	2,190,000	1,586,515
Louisiana Pub. Facilities Auth. Lease Rev. (Provident Group - Flagship Properties LLC - Louisiana State Univ. Nicholson Gateway Proj.) Series 2016 A, 5% 7/1/46	1,145,000	1,162,261
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.):
Series 2017, 0% 10/1/46 (e)	2,110,000	1,990,721
Series 2021:
5% 10/1/34	120,000	125,785
5% 10/1/35	315,000	327,407
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	250,000	253,108
Series 2017, 5% 5/15/27	55,000	58,566
(Provident Group - HSC Properties, Inc. LSU Health Foundation) Series 2020 A1:
5.1% 1/1/57 (f)	1,980,000	1,719,945
5.375% 1/1/40 (f)	860,000	829,697
5.5% 1/1/50 (f)	590,000	557,491
(Tulane Univ. of Louisiana Proj.):
Series 2016 A:
5% 12/15/24	185,000	192,032
5% 12/15/25	405,000	426,712
5% 12/15/26	150,000	160,355
5% 12/15/27	110,000	117,300
5% 12/15/28	245,000	261,199
5% 12/15/29	240,000	255,558
5% 12/15/30	340,000	361,761
Series 2020 A, 5% 4/1/45	1,045,000	1,086,543
Series 2018 E:
5% 7/1/32	95,000	102,425
5% 7/1/33	75,000	80,450
5% 7/1/34	90,000	96,019
Louisiana Stadium and Exposition District:
Series 2013 A:
5% 7/1/23	280,000	283,609
5% 7/1/24	270,000	273,326
5% 7/1/25	210,000	212,342
Series 2020, 5% 7/3/23	2,270,000	2,273,729
New Orleans Aviation Board Series 2018 A:
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	155,000	161,974
5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	255,000	264,957
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 A, 5% 1/1/40	685,000	692,923
Series 2015 B:
5% 1/1/29 (d)	630,000	646,371
5% 1/1/31 (d)	305,000	312,460
5% 1/1/34 (d)	1,180,000	1,204,144
5% 1/1/40 (d)	140,000	141,176
Series 2017 A:
5% 1/1/43	550,000	565,433
5% 1/1/48	1,255,000	1,283,930
Series 2017 B:
5% 1/1/27 (d)	50,000	52,663
5% 1/1/28 (d)	30,000	31,564
5% 1/1/32 (d)	50,000	52,152
5% 1/1/33 (d)	85,000	88,523
5% 1/1/34 (d)	25,000	25,966
5% 1/1/35 (d)	50,000	51,730
5% 1/1/37 (d)	705,000	725,054
5% 1/1/43 (d)	280,000	284,187
5% 1/1/48 (d)	1,760,000	1,768,562
Series 2017 D2:
5% 1/1/27 (d)	60,000	63,195
5% 1/1/28 (d)	90,000	94,693
5% 1/1/31 (d)	170,000	177,867
5% 1/1/33 (d)	125,000	130,181
5% 1/1/34 (d)	265,000	275,241
5% 1/1/35 (d)	90,000	93,113
5% 1/1/36 (d)	115,000	118,669
5% 1/1/37 (d)	185,000	190,263
5% 1/1/38 (d)	365,000	374,727
New Orleans Gen. Oblig. Series 2021, 4% 10/1/34	500,000	507,290
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	205,000	216,511
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	825,000	871,325
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	645,000	681,218
New Orleans Wtr. Series 2015:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	1,120,000	1,192,911
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	2,400,000	2,556,237
Port of New Orleans Port Facility Rev. Series 2020 D, 5% 4/1/50	900,000	940,657
Reg'l. Transit Auth. Louisiana Sales Tax Rev. Series 2020 A:
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	545,000	619,791
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	1,135,000	1,279,077
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (f)	750,000	801,547
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(f)	740,000	788,947
Series 2010 B, 6.1%, tender 6/1/30 (b)(f)	975,000	1,039,491
Series 2011, 5.85%, tender 6/1/25 (b)(f)	1,410,000	1,446,118
Shreveport Gen. Oblig. Series 2017, 5% 8/1/30	750,000	803,054
Shreveport Wtr. & Swr. Rev.:
Series 2017 A, 5% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	565,000	604,814
Series 2019 B:
4% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	210,000	202,216
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	265,000	253,540
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	2,320,000	2,130,854
Bonds:
(Marathon Oil Corp. Proj.) Series 2017 B1, 2.125%, tender 7/1/24 (b)	1,040,000	1,005,928
(Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	90,000	89,245
2.1%, tender 7/1/24 (b)	230,000	222,378
Series 2017 B2, 2.375%, tender 7/1/26 (b)	2,090,000	1,928,277
TOTAL LOUISIANA		59,917,528
Maine - 0.2%
Maine Fin. Auth. Rev. (Go Lab. Madison, LLC Proj.) Series 2021, 8% 12/1/51 (d)(f)	900,000	617,447
Maine Fin. Auth. Solid Waste Disposable Rev.:
(Casella Waste Sys., Inc. Proj.) Series 2005 R3, 5.25% 1/1/25 (d)(f)	120,000	121,005
Bonds (Casella Waste Systems, Inc. Proj.) Series 2015 R2, 4.375%, tender 8/1/25 (b)(d)(f)	240,000	237,346
Maine Fin. Auth. Student Ln. Rev. (Supplemental Ed. Ln. Prog.) Series 2021 A1:
5% 12/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	112,934
5% 12/1/29 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	114,010
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	115,049
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	570,000	577,743
Series 2013:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	215,000	217,921
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	250,000	253,396
Series 2016 A:
4% 7/1/41	350,000	312,260
4% 7/1/46	490,000	423,277
5% 7/1/41	1,290,000	1,295,288
5% 7/1/46	3,395,000	3,397,288
Series 2017 A, 5% 7/1/47	2,645,000	2,710,284
Series 2017 B:
4% 7/1/25	55,000	56,186
4% 7/1/31	85,000	86,324
4% 7/1/32	60,000	60,704
4% 7/1/34	125,000	124,208
5% 7/1/26	40,000	42,345
5% 7/1/28	65,000	69,570
5% 7/1/29	50,000	53,374
5% 7/1/33	140,000	148,110
5% 7/1/35	90,000	94,165
Series 2018 A:
5% 7/1/30	65,000	69,707
5% 7/1/31	60,000	64,094
5% 7/1/34	110,000	115,850
5% 7/1/35	155,000	162,547
5% 7/1/36	180,000	188,204
5% 7/1/37	170,000	176,760
5% 7/1/38	125,000	129,357
5% 7/1/43	250,000	254,335
Series 2020 A:
4% 7/1/36	315,000	312,452
4% 7/1/37	255,000	249,674
4% 7/1/38	265,000	256,316
4% 7/1/39	330,000	311,370
4% 7/1/40	465,000	430,429
4% 7/1/50	1,660,000	1,416,385
Series 2021 A, 4% 7/1/51	1,000,000	877,977
Maine Hsg. Auth. Mtg.:
Series 2020 C, 4% 11/15/50	565,000	565,238
Series C, 3.5% 11/15/46	100,000	99,458
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2014 C1, 3.5% 11/15/44 (d)	115,000	114,227
Maine Muni. Bond Bank Series 2016 B, 3.5% 11/1/29	435,000	444,737
Maine Tpk. Auth. Tpk. Rev.:
Series 2015:
5% 7/1/32	125,000	131,342
5% 7/1/36	320,000	334,449
5% 7/1/38	80,000	83,410
Series 2018:
5% 7/1/33	40,000	44,221
5% 7/1/34	55,000	60,527
5% 7/1/35	60,000	65,617
5% 7/1/36	110,000	119,997
5% 7/1/47	30,000	31,952
TOTAL MAINE		18,350,866
Maryland - 1.4%
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/25	305,000	303,070
5% 9/1/26	100,000	99,197
5% 9/1/34	530,000	513,612
5% 9/1/36	870,000	822,189
5% 9/1/42	1,135,000	1,013,126
5% 9/1/46	3,685,000	3,312,421
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	470,000	544,069
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	330,000	329,498
Series 2022, 5% 6/1/51	600,000	562,889
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	945,000	979,227
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	1,415,000	1,415,915
(Wtr. Projs.):
Series 2013 B:
5% 7/1/28 (Pre-Refunded to 1/1/24 @ 100)	440,000	451,405
5% 7/1/30 (Pre-Refunded to 1/1/24 @ 100)	670,000	687,367
Series 2014 C, 5% 7/1/31	635,000	661,232
Series 2017 A, 5% 7/1/41	1,065,000	1,117,677
Series 2019 A, 4% 7/1/49	1,385,000	1,342,935
Series 2020 A, 5% 7/1/50	1,555,000	1,660,519
Series 2019 A:
4% 7/1/37	350,000	356,840
4% 7/1/39	320,000	324,200
Brunswick Spl. Oblig. Series 2019:
4% 7/1/29	80,000	77,475
5% 7/1/36	85,000	85,397
City of Westminster Series 2016:
5% 11/1/27	315,000	331,766
5% 11/1/28	335,000	352,382
5% 11/1/29	355,000	373,373
5% 11/1/30	375,000	393,569
5% 11/1/31	110,000	115,195
Frederick County Spl. Oblig. Series 2020 C, 4% 7/1/50 (f)	190,000	158,001
Frederick County Tax Increment and Spl. Tax Series 2020 B, 4.625% 7/1/43 (f)	205,000	192,155
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	210,000	215,061
5% 1/1/28	280,000	287,108
5% 1/1/33	1,750,000	1,763,192
5% 1/1/36	85,000	85,110
Howard County Spl. Oblig. (Downtown Columbia Proj.) Series 2017 A, 4.5% 2/15/47 (f)	235,000	205,458
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	350,460
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2014 C, 4% 9/1/44	185,000	185,342
Series 2018 A, 4.5% 9/1/48	855,000	866,942
Series 2019 C:
3.5% 3/1/50	110,000	108,600
5% 9/1/26	60,000	64,317
5% 9/1/27	140,000	151,846
5% 9/1/28	80,000	87,791
Series 2020 D, 3.25% 9/1/50	1,985,000	1,942,128
Series 2021 A, 3% 9/1/51	1,675,000	1,622,159
Series 2021 B, 3% 9/1/51	1,805,000	1,740,290
Maryland Dept. of Trans.:
Series 2021 A, 3% 10/1/33	500,000	479,055
Series 2021 B:
4% 8/1/37 (d)	485,000	468,111
4% 8/1/38 (d)	575,000	551,003
4% 8/1/40 (d)	70,000	66,251
4% 8/1/41 (d)	295,000	278,539
4% 8/1/51 (d)	1,270,000	1,132,657
5% 8/1/36 (d)	295,000	312,584
5% 8/1/46 (d)	5,765,000	5,916,312
Series 2022 B, 5% 12/1/23	60,000	61,464
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	140,000	141,403
5% 6/1/24	145,000	149,069
5% 6/1/25	150,000	154,607
5% 6/1/27	140,000	146,897
5% 6/1/30	530,000	559,765
5% 6/1/32	145,000	152,418
5% 6/1/35	1,085,000	1,126,641
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	210,000	222,288
Series 2022 A:
5% 12/31/42	1,000,000	1,029,166
5.25% 12/31/47	500,000	520,278
5.25% 6/30/53	1,000,000	1,035,315
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
4% 9/1/40	485,000	416,029
4% 9/1/50	340,000	268,232
(Purple Line Lt. Rail Proj.):
Series 2022 A, 5% 11/12/28 (d)	2,750,000	2,880,366
Series 2022 B:
5.25% 6/30/52 (d)	1,000,000	1,036,871
5.25% 6/30/55 (d)	11,120,000	11,478,187
(SSA Baltimore Proj.) Series 2021, 3.997% 4/1/34	250,000	202,663
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev.:
(Baltimore City Proj.):
Series 2018 A, 5% 6/1/58	715,000	659,471
Series 2018 C:
4% 6/1/48	115,000	86,375
4% 6/1/58	340,000	240,565
Series 2018 C, 4% 6/1/38	35,000	29,153
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Bowie State Univ. Proj.) Series 2015:
5% 6/1/25 (f)	240,000	244,391
5% 6/1/29 (f)	335,000	343,287
5% 6/1/33 (f)	360,000	366,504
(Univ. of Maryland, College Park Projs.) Series 2016:
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	645,000	666,694
5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	240,000	244,131
Maryland Gen. Oblig.:
Series 2016, 4% 6/1/30	1,000,000	1,019,002
Series 2018 A, 5% 3/15/26	605,000	650,777
Series 2021 2A, 5% 8/1/28	4,040,000	4,542,278
Series 2022 2C, 4% 3/1/29	3,030,000	3,258,266
Series 2022 A:
5% 6/1/33	500,000	592,557
5% 6/1/37	1,500,000	1,733,894
Series C, 5% 8/1/24	650,000	675,925
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	2,815,000	1,974,946
4% 6/1/38	500,000	456,093
4% 6/1/46	1,050,000	904,769
4% 6/1/51	1,640,000	1,372,754
4% 6/1/55	1,545,000	1,262,858
5% 6/1/29	125,000	132,054
5% 6/1/31	20,000	21,260
5% 6/1/33	320,000	336,272
Series 2021 B, 4% 1/1/51	500,000	426,554
Series 2021, 5% 1/1/36	155,000	160,939
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,930,000	1,971,655
Series 2013 A, 6.75% 7/1/44	290,000	292,952
Series 2014:
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	1,475,000	1,527,782
5.25% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	2,415,000	2,512,608
Series 2015:
5% 8/15/25	1,370,000	1,422,692
5% 7/1/27	900,000	924,752
5% 7/1/29	370,000	379,924
5% 8/15/33	1,325,000	1,362,337
5% 7/1/40	110,000	110,974
5% 7/1/45	1,915,000	1,918,609
Series 2016 A:
4% 7/1/42	255,000	223,813
5% 7/1/32	85,000	87,639
5% 7/1/33	215,000	221,263
5% 7/1/34	255,000	262,059
5% 7/1/35	425,000	435,517
5% 7/1/36	210,000	214,768
5% 7/1/38	65,000	65,996
5% 1/1/45	140,000	144,672
5.5% 1/1/36	2,475,000	2,595,243
5.5% 1/1/46	5,150,000	5,232,758
Series 2017 A:
5% 7/1/33	370,000	383,052
5% 7/1/34	230,000	236,922
5% 7/1/38	1,030,000	1,044,242
Series 2020 B:
5% 4/15/24	45,000	46,300
5% 4/15/25	60,000	62,838
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,050,000	5,525,857
5% 6/1/52	1,195,000	1,299,932
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	3,235,000	3,079,500
Series 2022 A:
4% 6/1/35	160,000	163,035
4% 6/1/37	135,000	135,077
4% 6/1/38	145,000	144,331
4% 6/1/47	1,665,000	1,578,130
Maryland Stadium Auth. Rev.:
Series 2018 A, 5% 5/1/42	4,085,000	4,337,236
Series 2018 B, 5% 5/1/35	1,180,000	1,269,309
Series 2020 B, 5% 5/1/47	740,000	814,444
Series 2022 C:
0% 5/1/51	1,355,000	377,417
0% 5/1/52	2,040,000	537,626
0% 5/1/53	1,010,000	252,871
0% 5/1/54	1,490,000	354,260
0% 5/1/55	925,000	208,769
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (d)	960,000	948,661
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/50	605,000	584,877
5% 7/1/40	315,000	346,428
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	915,000	790,466
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	1,740,000	1,914,200
5% 10/1/28	2,545,000	2,839,016
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (f)	245,000	245,130
5% 7/1/46 (f)	350,000	350,168
Prince Georges County Spl. Oblig. (Westphalia Town Ctr. Proj.) Series 2018:
5.125% 7/1/39 (f)	115,000	111,682
5.25% 7/1/48 (f)	115,000	110,660
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	210,000	201,811
Series 2017 A2:
5% 11/1/29	70,000	68,241
5% 11/1/31	85,000	81,686
5% 11/1/32	70,000	66,783
Series 2017 B:
4.25% 11/1/37	55,000	45,172
4.5% 11/1/43	275,000	225,070
5% 11/1/47	1,005,000	866,572
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	140,000	130,756
5% 11/1/37	315,000	290,352
5% 11/1/42	1,280,000	1,137,779
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	245,000	237,165
4% 5/1/27	255,000	243,156
4% 5/1/30	285,000	258,436
4% 5/1/31	155,000	138,342
4% 5/1/36	985,000	819,620
4% 5/1/42	2,010,000	1,548,706
Washington Metropolitan Area Transit Auth.:
Series 2020 A:
4% 7/15/40	180,000	180,482
5% 7/15/38	740,000	809,333
5% 7/15/39	1,625,000	1,768,081
Series 2021 A:
4% 7/15/46	3,925,000	3,774,645
5% 7/15/41	895,000	973,784
Westminster Proj. Rev.:
Series 2014 A:
5% 7/1/24	120,000	120,794
6.25% 7/1/44	510,000	515,840
Series 2014:
5.125% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	635,000	657,943
5.5% 7/1/44 (Pre-Refunded to 7/1/24 @ 100)	635,000	661,599
TOTAL MARYLAND		149,263,042
Massachusetts - 1.6%
Boston Gen. Oblig. Series 2022 A:
5% 11/1/37	685,000	795,804
5% 11/1/41	1,585,000	1,806,524
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	360,000	371,769
Series 2021 A1, 5% 7/1/34	2,640,000	3,013,421
Series 2021 A2:
5% 7/1/41	1,385,000	1,500,829
5% 7/1/42	480,000	519,363
Massachusetts Clean Wtr. Trust Series 2021 23A, 5% 2/1/39	1,965,000	2,216,900
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2013 A, 5% 6/1/23	560,000	566,808
Series 2014 A, 5% 6/1/44	2,000,000	2,039,581
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	4,000,000	4,344,364
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	3,900,000	4,232,329
Series 2017 A, 5% 6/1/43	1,980,000	2,097,117
Series 2021 A:
4% 6/1/50	1,300,000	1,260,991
5% 6/1/51	6,265,000	6,734,762
Series 2022 B, 5% 6/1/52	1,000,000	1,090,298
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	335,000	335,661
Series 2019 A, 5% 1/1/32	2,315,000	2,582,925
Series 2019 C, 5% 1/1/33	930,000	1,037,546
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	255,000	257,631
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/37 (f)	635,000	654,725
5% 10/1/47 (f)	1,255,000	1,276,988
5% 10/1/57 (f)	2,930,000	2,966,140
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	475,000	518,575
5% 7/1/32	270,000	293,823
5% 7/1/34	510,000	549,769
Series 2017, 4% 7/1/41	1,215,000	1,186,505
(UMass Memorial Health Care Proj.) Series K, 5% 7/1/38	275,000	279,958
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	680,000	608,472
5% 7/1/44	250,000	252,639
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	125,000	131,201
5% 10/1/28	125,000	131,087
5% 10/1/29	135,000	141,309
5% 10/1/30	65,000	67,895
5% 10/1/31	150,000	156,198
5% 10/1/32	155,000	160,902
5% 10/1/33	75,000	77,573
5% 10/1/46	240,000	243,002
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	90,000	94,543
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty Corp. Insured)	355,000	402,477
Series 2014 F:
5.625% 7/15/36	85,000	85,760
5.75% 7/15/43	920,000	927,608
Series 2015 D, 5% 7/1/44	145,000	145,760
Series 2015 F, 5% 8/15/30	210,000	218,991
Series 2015:
5% 4/15/25	45,000	45,516
5% 1/1/31	190,000	194,762
5% 5/1/41	250,000	254,062
Series 2016 A:
5% 1/1/47	390,000	392,869
5.25% 1/1/42	50,000	51,103
Series 2016 B, 4% 10/1/46	165,000	140,162
Series 2016:
5% 10/1/29	120,000	126,706
5% 10/1/30	185,000	195,337
5% 7/1/31	205,000	213,314
5% 10/1/31	200,000	210,889
5% 7/1/36	305,000	313,044
5% 1/1/40	530,000	554,155
5% 10/1/43	1,810,000	1,814,696
5% 7/1/46	465,000	469,409
5% 10/1/48	1,225,000	1,097,530
Series 2017 A, 5% 1/1/36	155,000	159,962
Series 2017 B:
5% 7/1/42	580,000	580,934
5% 9/1/42	2,135,000	2,204,971
Series 2017:
5% 7/1/33	125,000	129,938
5% 7/1/34	150,000	155,271
5% 7/1/47	60,000	60,706
Series 2018 J1, 5% 7/1/48	640,000	651,000
Series 2018:
5% 11/15/38 (f)	380,000	389,213
5% 1/1/43	85,000	86,203
5% 10/1/48	250,000	217,952
5% 10/1/54	400,000	341,455
5.125% 11/15/46 (f)	820,000	835,424
Series 2019 A:
4% 7/1/44	475,000	417,378
5% 7/1/44	615,000	615,616
Series 2019 K:
5% 7/1/25	55,000	57,776
5% 7/1/26	70,000	74,592
5% 7/1/27	85,000	91,587
5% 7/1/31	240,000	260,441
5% 7/1/32	240,000	259,837
Series 2019:
5% 7/1/25	40,000	41,424
5% 7/1/26	25,000	26,156
5% 7/1/28	35,000	37,290
5% 7/1/29	30,000	32,157
5% 9/1/59	3,760,000	3,853,694
Series 2020 A:
4% 7/1/45	3,055,000	2,689,608
5% 10/15/29	3,530,000	4,062,129
5% 10/15/30	3,530,000	4,129,284
Series 2020 C:
4% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	400,000	365,188
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured)	180,000	195,922
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured)	110,000	118,838
Series 2021 V, 5% 7/1/55	4,180,000	4,782,327
Series 2021:
4% 9/1/48	335,000	272,558
5% 7/1/41 (f)	250,000	216,912
Series 2022 B, 5% 11/15/32	1,375,000	1,656,947
Series 2022:
5% 10/1/38	1,000,000	1,103,639
5% 10/1/44	3,500,000	3,743,815
5.125% 1/1/40	105,000	96,100
5.25% 1/1/50	655,000	580,838
Series BB1, 5% 10/1/46	1,205,000	1,267,054
Series J2, 5% 7/1/53	7,175,000	7,221,380
Series M:
4% 10/1/50	3,070,000	2,601,083
5% 10/1/45	2,315,000	2,359,970
Series N 2016, 5% 12/1/41	1,000,000	1,023,149
Massachusetts Edl. Fing. Auth. Rev.:
Series 2012 J:
4.7% 7/1/26 (d)	115,000	115,071
4.9% 7/1/28 (d)	120,000	120,078
Series 2016 J, 3.5% 7/1/33 (d)	450,000	417,645
Series 2016, 5% 7/1/24 (d)	990,000	1,016,590
Series 2017 A, 3.625% 7/1/32 (d)	795,000	769,314
Series 2018 C, 4.125% 7/1/46 (d)	2,180,000	1,880,073
Series 2019 B:
3% 7/1/35 (d)	485,000	484,973
5% 7/1/27 (d)	475,000	502,456
Series 2019 C, 3.75% 7/1/47 (d)	1,955,000	1,633,675
Series 2020 B, 2.625% 7/1/36 (d)	170,000	160,756
Series 2021 B, 2% 7/1/37 (d)	90,000	73,959
Series 2021 C, 3% 7/1/51 (d)	395,000	265,853
Series 2022 C, 4.125% 7/1/52 (d)	2,210,000	1,842,789
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	1,305,000	1,550,615
Series 2016 H, 5% 12/1/26	2,135,000	2,325,465
Series 2017 A, 5% 4/1/37	300,000	319,504
Series 2018 B, 5% 7/1/30	500,000	578,077
Series 2019 A, 5% 1/1/49	705,000	747,759
Series 2019 C, 5% 5/1/49	1,205,000	1,281,620
Series 2019 D, 3% 5/1/35	750,000	701,230
Series 2020 C, 3% 3/1/49	585,000	449,834
Series 2021 B, 3% 4/1/49	2,750,000	2,113,812
Series 2022 B, 3% 2/1/48	4,000,000	3,099,679
Series D, 5% 7/1/45	500,000	542,280
Series E:
5% 11/1/45	1,125,000	1,223,734
5% 11/1/50	220,000	236,572
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	820,000	793,068
Series 2021 223, 3% 6/1/47	2,185,000	2,111,046
Massachusetts Muni. Wholesale Elec. Co. Series 2021 A, 4% 7/1/46	480,000	442,209
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	255,000	272,314
5% 7/1/34	130,000	138,403
5% 7/1/38	190,000	200,554
Series 2016 B, 5% 7/1/43 (d)	1,045,000	1,068,551
Series 2019 A:
5% 7/1/34 (d)	1,005,000	1,076,487
5% 7/1/35 (d)	1,000,000	1,065,861
5% 7/1/36 (d)	170,000	180,575
5% 7/1/37 (d)	835,000	882,239
5% 7/1/38 (d)	1,045,000	1,101,174
5% 7/1/39 (d)	2,060,000	2,163,193
5% 7/1/40 (d)	1,790,000	1,872,552
Series 2021 E:
5% 7/1/37 (d)	2,895,000	3,100,673
5% 7/1/41 (d)	4,915,000	5,176,626
5% 7/1/46 (d)	2,680,000	2,792,249
5% 7/1/51 (d)	6,355,000	6,569,962
Massachusetts Port Auth. Spl. Facilities Rev.:
(BOSfuel Proj.) Series 2019 A:
5% 7/1/35 (d)	105,000	110,357
5% 7/1/36 (d)	210,000	219,960
5% 7/1/37 (d)	305,000	318,309
5% 7/1/38 (d)	35,000	36,430
(Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	1,050,000	1,065,215
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 C:
5% 8/15/31	240,000	253,688
5% 8/15/31 (Pre-Refunded to 8/15/25 @ 100)	345,000	366,323
Series 2016 B, 5% 11/15/33	1,125,000	1,209,915
Massachusetts State College Bldg. Auth. Rev. Series 2014 A, 5% 5/1/31 (Pre-Refunded to 5/1/23 @ 100)	510,000	515,323
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/29	900,000	1,036,281
Series 2016 C, 4% 8/1/40	2,710,000	2,726,397
Natick Gen. Oblig. Series 2018, 4% 7/15/36	450,000	460,471
Univ. of Massachusetts Bldg. Auth. Rev. Series 2017 3, 5% 11/1/36	1,895,000	2,031,477
TOTAL MASSACHUSETTS		170,329,090
Michigan - 1.0%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	140,000	141,508
5% 2/15/41	800,000	801,665
5% 2/15/47	2,235,000	2,183,223
Detroit Downtown Dev. Auth. Tax:
Series 2018 A:
5% 7/1/43	1,335,000	1,340,954
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,652,337
Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	355,000	360,966
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	235,000	243,900
5% 4/1/29	105,000	108,904
5% 4/1/30	95,000	98,477
5% 4/1/31	105,000	108,734
5% 4/1/32	120,000	124,021
5% 4/1/33	170,000	175,293
5% 4/1/37	295,000	299,491
5% 4/1/38	195,000	197,531
Series 2020:
5.5% 4/1/32	175,000	187,859
5.5% 4/1/34	95,000	101,044
5.5% 4/1/36	130,000	136,916
5.5% 4/1/38	290,000	303,123
5.5% 4/1/40	205,000	212,608
5.5% 4/1/45	145,000	148,681
5.5% 4/1/50	295,000	300,770
Series 2021 A:
5% 4/1/46	500,000	488,657
5% 4/1/50	585,000	565,117
Detroit School District School Bldg. and Site Impt. Series 2020 A:
5% 5/1/30	205,000	230,680
5% 5/1/31	255,000	285,611
5% 5/1/32	395,000	438,500
5% 5/1/34	745,000	815,330
5% 5/1/36	210,000	227,568
5% 5/1/37	230,000	248,101
5% 5/1/38	60,000	64,531
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	112,569
5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	95,000	101,250
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	70,000	60,387
5% 7/1/25	30,000	30,926
5% 7/1/26	25,000	26,019
5% 7/1/27	40,000	42,019
5% 7/1/28	60,000	63,584
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (d)	895,000	947,904
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	300,000	277,387
5% 11/1/37	165,000	146,197
5% 11/1/47	390,000	319,504
5% 11/1/52	165,000	131,263
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	60,000	64,372
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,625,000	1,146,414
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/34	790,000	843,275
Series 2016 C:
5% 7/1/30	135,000	144,017
5% 7/1/36	4,345,000	4,556,769
Series 2018 A:
5% 7/1/43	380,000	402,081
5% 7/1/48	1,645,000	1,701,866
Series 2022 A, 5.25% 7/1/47	3,225,000	3,469,090
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 A, 5% 7/1/46	4,265,000	4,437,893
Series 2016 B:
5% 7/1/46	1,225,000	1,283,442
5% 7/1/46	3,205,000	3,328,393
Series 2016 C:
5% 7/1/35	650,000	686,637
5.25% 7/1/34	1,525,000	1,628,392
Series 2016 D, 5% 7/1/36	670,000	702,655
Series 2022 A, 5.25% 7/1/47	3,000,000	3,227,061
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	120,000	126,309
4% 5/1/33 (Build America Mutual Assurance Insured)	125,000	130,662
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	365,000	383,147
Karegnondi Wtr. Auth. Genesee, Lapeer and Sanilac Wtr. Supply Sys. Series 2014 A, 5.25% 11/1/40	2,810,000	2,833,043
Kentwood Econ. Dev. Corp. Series 2022:
4% 11/15/31	265,000	245,512
4% 11/15/43	365,000	294,650
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	30,000	30,953
Lansing Cmnty. College Series 2019, 5% 5/1/44	325,000	352,005
Livonia Pub. School District Series 2006 II, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	529,602
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	990,000	1,003,745
Series 2019 I, 4% 10/15/49	595,000	573,166
Series 2015 I:
5% 4/15/30	580,000	613,198
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	30,000	31,918
Series 2022 I, 4% 10/15/52	370,000	352,956
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	250,000	235,893
5% 11/1/43	485,000	509,705
(College for Creative Studies Proj.) Series 2015, 5% 12/1/45	250,000	250,217
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	270,000	284,190
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	122,479
(Trinity Health Proj.) Series 2017, 5% 12/1/37	65,000	68,240
Bonds:
Series 2015 D1, 1.2%, tender 4/13/28 (b)	540,000	471,047
Series 2015 D2, 1.2%, tender 4/13/28 (b)	680,000	600,786
Series 2019 MI2, 5%, tender 2/1/25 (b)	45,000	46,791
Series 2013 MI2, 4% 12/1/36	1,120,000	1,116,425
Series 2014 C3, 5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	250,000	257,065
Series 2014 C7, 5% 7/1/32	370,000	379,477
Series 2014 D1, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	50,000	51,141
Series 2014 D6, 5% 7/1/36	950,000	971,239
Series 2014 F:
3.875% 10/1/23	145,000	144,940
4% 10/1/24	180,000	180,081
Series 2015 B, 5% 5/15/35	1,475,000	1,516,487
Series 2015 C:
5% 7/1/33	170,000	175,670
5% 7/1/34	580,000	597,902
5% 7/1/35	2,055,000	2,115,875
Series 2015 D1, 5% 7/1/34	240,000	247,408
Series 2015 D2, 5% 7/1/34	1,210,000	1,247,647
Series 2015 MI, 5% 12/1/24	540,000	563,364
Series 2015, 5% 11/15/28	90,000	93,386
Series 2016:
5% 11/15/26	55,000	58,705
5% 11/15/32	270,000	281,851
5% 11/15/34	950,000	984,753
5% 11/15/37	1,030,000	1,061,114
5% 11/15/41	520,000	531,146
Series 2017 MI:
5% 12/1/30	210,000	227,350
5% 12/1/31	425,000	458,360
Series 2019 A:
3% 12/1/49	1,715,000	1,243,059
4% 12/1/49	50,000	46,931
4% 11/15/50	1,035,000	921,744
5% 2/15/37	410,000	433,314
5% 2/15/38	590,000	621,859
5% 2/15/39	1,750,000	1,841,127
5% 12/1/41	540,000	562,547
5% 11/15/48	110,000	111,691
Series 2019 MI1, 5% 12/1/48	785,000	797,757
Series 2020 A, 4% 6/1/49	715,000	591,443
Series 2020 B, 0% 6/1/45	1,200,000	252,833
Series 2020 B1, 5% 6/1/49	1,250,000	1,246,538
Series 2020 B2, 0% 6/1/65	3,750,000	316,856
Series 2020, 5% 6/1/40	30,000	30,474
Series 2021:
4% 9/1/39	425,000	397,432
4% 9/1/40	425,000	393,815
4% 9/1/41	355,000	326,138
Series 2022 A, 5% 12/1/32	1,705,000	1,919,876
Series 2022, 5% 4/15/28	1,250,000	1,377,127
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	175,000	188,813
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	20,000	22,066
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	425,000	419,090
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.) Series 2018:
4.125% 6/30/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,030,000	990,623
5% 12/31/43 (d)	1,855,000	1,821,054
5% 6/30/48 (d)	1,465,000	1,408,528
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	3,255,000	3,146,354
Series 2016, 5% 11/15/42	250,000	242,021
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev.:
Series 2007 B, 0% 6/1/52	3,580,000	388,351
Series 2008, 0% 6/1/46	7,000,000	791,867
Michigan Trunk Line Fund Rev. Series 2021 A, 4% 11/15/44	1,000,000	987,059
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	50,000	51,719
Series 2019 A, 5% 3/1/31	35,000	38,597
Series 2019:
5% 3/1/32	40,000	43,890
5% 3/1/33	40,000	43,544
5% 3/1/34	45,000	48,645
5% 3/1/35	45,000	48,383
5% 3/1/36	50,000	53,564
5% 3/1/37	60,000	63,958
5% 3/1/38	85,000	90,133
5% 3/1/39	60,000	63,412
5% 3/1/40	720,000	758,180
5% 3/1/41	760,000	798,486
5% 3/1/44	1,485,000	1,552,088
5% 3/1/50	2,400,000	2,491,732
Portage Pub. Schools Series 2016:
5% 11/1/30	345,000	367,960
5% 11/1/31	305,000	324,074
5% 11/1/33	55,000	58,183
5% 11/1/36	100,000	105,192
5% 11/1/37	55,000	57,819
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	35,000	35,639
Univ. of Michigan Rev. Series 2020 A:
4% 4/1/45	1,060,000	1,058,458
5% 4/1/50	255,000	277,901
Warren Consolidated School District Series 2016:
5% 5/1/28	230,000	245,693
5% 5/1/29	235,000	250,640
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/42	305,000	305,097
Series 2014 B:
5% 12/1/39 (Build America Mutual Assurance Insured)	130,000	132,841
5% 12/1/44	525,000	528,168
Series 2014 C:
5% 12/1/39 (d)	100,000	100,845
5% 12/1/44 (d)	215,000	215,040
Series 2015 D:
5% 12/1/30	75,000	78,914
5% 12/1/31	130,000	136,615
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,515,000	1,558,676
5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	90,000	91,502
Series 2015 G:
5% 12/1/28 (d)	670,000	695,878
5% 12/1/31	85,000	89,325
5% 12/1/32	85,000	89,228
5% 12/1/33	110,000	115,247
Series 2015, 5% 12/1/29	90,000	94,881
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	181,666
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	150,000	150,848
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	145,000	145,216
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	150,000	149,680
5% 12/1/28	35,000	38,093
5% 12/1/29	30,000	32,632
5% 12/1/30	40,000	43,375
5% 12/1/31	45,000	48,701
5% 12/1/32	45,000	48,616
5% 12/1/33	20,000	21,540
5% 12/1/34	85,000	90,902
5% 12/1/35	80,000	85,093
5% 12/1/37	30,000	31,635
5% 12/1/37	70,000	73,814
Series 2017 B:
5% 12/1/29 (d)	75,000	79,406
5% 12/1/30 (d)	85,000	89,756
5% 12/1/31 (d)	100,000	105,202
5% 12/1/32 (d)	65,000	68,264
5% 12/1/32 (d)	80,000	84,017
5% 12/1/34 (d)	75,000	78,145
5% 12/1/35 (d)	80,000	83,089
5% 12/1/37 (d)	100,000	103,424
5% 12/1/42 (d)	120,000	122,609
Series 2017 C, 5% 12/1/28	60,000	65,303
Series 2018 B, 5% 12/1/48 (d)	705,000	714,985
Series 2018 D:
5% 12/1/29 (d)	565,000	604,131
5% 12/1/31 (d)	530,000	563,650
5% 12/1/32 (d)	550,000	582,531
Series 2021 A, 5% 12/1/46	810,000	860,761
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (d)(f)	2,950,000	3,050,996
TOTAL MICHIGAN		111,221,680
Minnesota - 0.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	565,000	332,273
Series 2016 D, 7.25% 1/1/52	610,000	383,119
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	35,000	35,287
5% 6/1/27	30,000	31,516
Deephaven Charter School Lease Rev. Series 2017 A:
5% 10/1/37	70,000	62,992
5% 10/1/49	140,000	116,884
Duluth Econ. Dev. Auth. Series 2021 A:
4% 7/1/31	215,000	199,005
4% 7/1/36	355,000	302,375
4% 7/1/41	145,000	116,826
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/43	595,000	567,540
4.25% 2/15/48	700,000	650,204
5% 2/15/43	570,000	580,329
5% 2/15/48	1,075,000	1,085,408
5% 2/15/53	700,000	703,273
5% 2/15/58	660,000	661,584
Series 2018, 5.25% 2/15/58	1,250,000	1,266,606
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 A:
4% 3/1/32	240,000	223,400
4.2% 3/1/34	65,000	60,352
Series 2019 B:
5% 2/1/25	50,000	52,097
5% 2/1/26	160,000	169,542
5% 2/1/28	45,000	48,927
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	135,000	152,978
Maple Grove Health Care Sys. Rev.:
Series 2015:
5% 9/1/27	70,000	72,445
5% 9/1/29	345,000	355,426
Series 2017:
5% 5/1/23	30,000	30,261
5% 5/1/24	65,000	66,717
5% 5/1/25	100,000	103,678
Metropolitan Council Gen. Oblig. Rev.:
Series 2019 A, 3% 3/1/29	650,000	647,719
Series 2021 B, 5% 12/1/23	1,115,000	1,141,539
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	75,000	79,507
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 C:
5% 1/1/41	530,000	550,309
5% 1/1/46	640,000	660,741
Series 2022 B:
5% 1/1/35 (d)	645,000	689,610
5% 1/1/37 (d)	1,580,000	1,669,343
Minneapolis Taxable Charter Schools Lease Rev. (Twin cities Int'l. Schools Proj.) Series 2017 A, 5% 12/1/47 (f)	250,000	229,007
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	95,000	86,458
Series 2018 A:
5% 10/1/29	55,000	58,957
5% 10/1/30	90,000	96,278
5% 10/1/32	40,000	42,491
5% 10/1/33	50,000	52,859
5% 10/1/45	260,000	265,922
Minnesota Hsg. Fin. Agcy.:
Series 2011, 5% 8/1/31	55,000	55,116
Series 2015 A, 4% 1/1/41 (d)	50,000	49,949
Series 2018 E, 4.25% 1/1/49	210,000	211,407
Series 2021 D, 3% 1/1/52	1,435,000	1,383,980
Series 2021, 3% 7/1/51	1,405,000	1,359,392
Series B, 4% 8/1/41	75,000	73,520
Series D:
4% 8/1/38	135,000	135,434
4% 8/1/40	145,000	143,359
4% 8/1/41	95,000	93,126
4% 8/1/43	110,000	105,756
Minnesota Muni. Gas Agcy. Rev. Series 2022 A, 4% 12/1/26	570,000	573,897
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (d)	540,000	441,332
Minnesota Pub. Facilities Auth. Rev. Series 2016 A, 5% 3/1/31	1,220,000	1,308,158
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	145,000	148,627
Rice County Minn Series 2022 A, 5% 2/1/44	580,000	647,198
Rochester Health Cr.&Hsg. Rev. Series 2013 A, 6.875% 12/1/48	290,000	292,978
Rochester Health Care Facilities Rev. Series 2022:
4% 11/15/39	750,000	767,168
5% 11/15/57	1,260,000	1,357,708
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	230,000	208,014
5% 5/1/48	285,000	291,322
Shakopee Independent School District #720 Series 2022 D, 5% 2/1/23	550,000	552,277
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(f)	1,070,000	1,053,398
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	145,000	150,296
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/46 (Pre-Refunded to 1/1/24 @ 100)	1,920,000	1,968,733
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A, 3% 2/1/43	500,000	409,839
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	120,000	95,510
4% 7/1/51	95,000	68,768
4% 7/1/56	80,000	55,773
TOTAL MINNESOTA		28,703,819
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Sys. Energy Resources, Inc. Proj.) Series 2021, 2.375% 6/1/44	250,000	165,156
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	6,600,000	6,620,459
Mississippi Dev. Bank Series 2010 A, 5.25% 1/1/34	520,000	601,563
Mississippi Dev. Bank Spl. Oblig.:
(City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013:
6.75% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	240,000	247,265
6.875% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	105,000	107,787
(Jackson, Mississippi Sales Tax Rev. Infrastructure Proj.):
Series 2019 A, 5% 9/1/26	210,000	224,338
Series 2020, 5% 9/1/25	85,000	89,385
(Vicksburg Warren School District Gen. Oblig. Bond Proj.) Series 2019, 5% 3/1/48	850,000	871,653
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/25	120,000	128,133
5% 12/1/32 (Pre-Refunded to 12/1/26 @ 100)	530,000	575,813
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	530,000	575,813
5% 12/1/34 (Pre-Refunded to 12/1/26 @ 100)	1,065,000	1,157,058
Mississippi Home Corp.:
Series 2018 A, 4% 12/1/44	255,000	255,174
Series 2021 B:
3% 6/1/51	2,040,000	1,971,724
5% 6/1/27	510,000	552,214
5% 6/1/28	40,000	43,878
Mississippi Hosp. Equip. & Facilities Auth.:
(Forest County Gen. Hosp. Rfdg. Proj.) Series 2019 A:
4% 1/1/36	180,000	179,428
4% 1/1/37	160,000	157,076
4% 1/1/39	160,000	155,325
4% 1/1/40	90,000	86,752
Bonds Series II, 5%, tender 3/1/27 (b)	40,000	41,804
Series 2016 A, 5% 9/1/46	405,000	400,091
Series 2020 IV:
5% 10/1/33	70,000	74,647
5% 10/1/35	255,000	267,534
Series I:
5% 10/1/23	35,000	35,568
5% 10/1/24	35,000	36,140
5% 10/1/26	40,000	42,384
5% 10/1/28	65,000	70,293
Series IV, 5% 10/1/39	180,000	185,739
Mississippi State Univ. Edl. Bldg. Corp. Rev. (Mississippi State Univ. Rfdg. and Impt. Proj.) Series 2013, 5.25% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	265,000	269,768
Univ. of Southern Mississippi Edl. Bldg. Corp. Rev. (Facilities Refing. Proj.) Series 2015 A, 5% 3/1/28	230,000	240,196
TOTAL MISSISSIPPI		16,430,158
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/29	80,000	82,991
5% 3/1/30	85,000	87,969
5% 3/1/31	200,000	206,446
5% 3/1/36	390,000	398,038
Series 2021, 4% 3/1/46	240,000	201,930
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	225,199
Hanley Road Corridor Trans. Dev. District Series 2020:
1.625% 10/1/33	70,000	69,427
2% 10/1/39	180,000	173,429
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2019 B:
5% 3/1/37 (d)	1,085,000	1,130,215
5% 3/1/38 (d)	355,000	368,852
5% 3/1/46 (d)	3,170,000	3,215,951
5% 3/1/49 (Assured Guaranty Muni. Corp. Insured) (d)	755,000	769,525
5% 3/1/54 (d)	705,000	707,742
5% 3/1/55 (Assured Guaranty Muni. Corp. Insured) (d)	6,075,000	6,134,405
Series 2020 A, 4% 3/1/50 (d)	1,585,000	1,387,886
(Kansas City Int'l. Arpt. Term. modernization Proj.) Series 2020 A, 4% 3/1/50 (Assured Guaranty Muni. Corp. Insured) (d)	350,000	309,865
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A:
4% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	2,635,000	2,264,278
5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	2,465,000	2,487,859
Kansas City Land Clearance for Redev. Auth. Series 2018 B, 5% 2/1/40 (f)	300,000	228,706
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	15,000	15,996
5% 1/1/28	30,000	33,175
5% 1/1/33	25,000	27,524
Kansas City Spl. Oblig. (Downtown Arena Proj.) Series 2016 E, 5% 4/1/40	1,050,000	1,074,337
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	45,000	47,377
4% 12/1/34	25,000	25,999
4% 12/1/36	45,000	46,241
4% 12/1/37	30,000	30,717
4% 12/1/39	70,000	71,188
4% 12/1/40	30,000	30,410
5% 12/1/28	35,000	39,289
5% 12/1/29	20,000	22,790
5% 12/1/30	40,000	46,324
5% 12/1/35	40,000	45,447
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	280,000	251,138
5.25% 5/15/42	240,000	207,136
5.25% 5/15/50	565,000	464,553
Maryland Heights Indl. Dev. Auth. Rev. (Saint Louis Cmnty. Ice Ctr. Proj.) Series 2018 A, 5% 3/15/49	250,000	207,131
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2022 B, 5.25% 5/1/52	1,215,000	1,353,753
Missouri Dev. Fin. Board Infrastructure Facilities Rev.:
(City of Independence, Missouri - Crackerneck Creek Proj.) Series 2021:
4% 3/1/37	80,000	73,892
4% 3/1/41	100,000	89,302
Series 2021:
4% 3/1/36	255,000	238,966
4% 3/1/51	290,000	243,294
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	915,000	854,285
(Lutheran Sr. Svcs. Projs.):
Series 2016 B:
5% 2/1/34	195,000	193,179
5% 2/1/35	155,000	153,045
Series 2021, 4% 2/1/42	250,000	201,069
Series 2019 A, 5% 2/1/42	675,000	655,509
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/31 (Pre-Refunded to 6/1/24 @ 100)	555,000	573,047
Series 2014, 5% 10/1/39 (Pre-Refunded to 10/1/23 @ 100)	155,000	158,120
Series 2015 B:
3.125% 2/1/27	140,000	139,424
3.25% 2/1/28	140,000	139,692
5% 2/1/29	150,000	155,164
5% 2/1/31	315,000	325,130
5% 2/1/33	350,000	359,932
5% 2/1/34	175,000	179,713
5% 2/1/36	395,000	404,408
Series 2017 A, 5% 10/1/42	150,000	157,980
Series 2018 A:
5% 6/1/30	1,065,000	1,163,602
5% 6/1/31	675,000	736,451
Series 2019 A:
4% 2/15/44	490,000	467,694
4% 10/1/48	425,000	400,517
4% 2/15/49	1,065,000	995,872
4% 2/15/54	970,000	880,549
5% 10/1/46	265,000	282,916
Series 2020, 4% 6/1/53	1,250,000	1,117,058
Series 2022 A, 5% 6/1/27	1,300,000	1,401,363
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2018 A, 4.25% 5/1/49	775,000	780,203
Series 2018 B, 4.75% 5/1/49	405,000	412,921
Series 2019 A, 4.25% 5/1/47	140,000	141,001
Series 2015 A, 3.75% 5/1/38	60,000	59,869
Series 2019, 4% 5/1/50	135,000	135,063
Series 2021 A, 3% 5/1/52	3,125,000	3,015,118
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(Iatan 2 Proj.) Series 2014 A, 5% 1/1/33	590,000	600,353
(Plum Point Proj.) Series 2014 A, 5% 1/1/33	1,475,000	1,515,083
(Prarie State Proj.) Series 2016 A, 5% 12/1/40	2,500,000	2,575,183
Plaza at Noah's Ark Cmnty. Impt. District Series 2021:
3% 5/1/30	65,000	57,286
3.125% 5/1/35	45,000	36,677
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	80,000	83,271
5% 7/1/49	65,000	67,241
Series 2019 C:
5% 7/1/26	90,000	95,936
5% 7/1/27	155,000	167,767
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	350,000	376,030
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	280,000	272,437
5.125% 12/1/45	545,000	512,422
Series 2017, 5% 9/1/48	2,140,000	1,809,175
Series 2018 A:
5% 9/1/38	890,000	809,347
5.125% 9/1/48	3,085,000	2,657,317
5.25% 9/1/53	3,485,000	3,006,869
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	750,000	767,987
(Convetion Ctr. Expansion and Impt. Projs.) Series 2020, 5% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	770,000	794,119
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	195,000	167,916
4.375% 11/15/35	710,000	567,539
4.75% 11/15/47	1,045,000	776,013
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev.:
(Nat'l. Geospatial-Intelligence Agcy. Offsite Neighborhood Impts. Proj.) Series 2022 C, 5% 6/1/41	1,750,000	1,788,108
(Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	735,000	746,853
5.375% 6/1/43	2,060,000	2,124,292
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	165,000	159,361
5% 8/15/35	95,000	88,307
5.125% 8/15/45	295,000	256,737
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	190,000	193,253
5% 10/1/47	120,000	121,437
TOTAL MISSOURI		64,970,902
Montana - 0.1%
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	95,000	85,208
5.25% 5/15/47	1,020,000	838,004
5.25% 5/15/52	1,060,000	839,749
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	90,000	89,880
Series 2019 B, 4% 6/1/50	85,000	85,008
Series 2020 B, 4% 12/1/50	875,000	875,352
Montana Board of Hsg. Series 2014 A2, 3% 12/1/43 (d)	75,000	74,507
Montana Board of Regents Higher Ed. Rev. Series 2022, 5.25% 11/15/52	3,000,000	3,327,318
Montana Facility Fin. Auth.:
(Montana Children's Home and Hosp. Proj.) Series 2020 A, 4% 7/1/50	250,000	205,166
Series 2018 B, 5% 7/1/48	250,000	253,194
Series 2021 A, 3% 6/1/50	1,750,000	1,208,365
Yellowstone County School District # 26 Series 2018:
5% 7/1/30	250,000	277,446
5% 7/1/31	500,000	554,073
5% 7/1/32	500,000	552,954
TOTAL MONTANA		9,266,224
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	5,775,000	5,796,436
Central Plains Energy Proj. Rev.:
(Proj. No. 3) Series 2017 A, 5% 9/1/30	490,000	520,697
Bonds:
(Proj. No. 4) Series 2018 A, 5%, tender 1/1/24 (b)	3,000,000	3,027,688
Series 2022 1, 5%, tender 10/1/29 (b)	4,255,000	4,362,181
Series 2017 A:
5% 9/1/31	345,000	367,746
5% 9/1/34	180,000	190,200
5% 9/1/37	350,000	363,983
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
Series 2020 A:
4% 11/15/39	290,000	282,926
4% 11/15/50	240,000	221,510
Series 2020, 4% 11/15/37	255,000	251,530
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/33	45,000	45,590
4% 7/1/34	120,000	121,104
5% 7/1/36	85,000	89,916
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	785,000	537,754
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	110,000	119,142
5% 9/1/32	210,000	227,363
5% 9/1/33	125,000	135,167
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 A, 4% 9/1/44	95,000	95,077
Series 2018 C, 4% 9/1/48	425,000	425,290
Series 2019 B, 4% 9/1/49 (d)	325,000	323,006
Series 2019 E, 3.75% 9/1/49 (d)	335,000	331,725
Series 2020 A, 3.5% 9/1/50	75,000	73,873
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	95,000	99,760
5% 1/1/34	55,000	57,640
Series 2016 B:
5% 1/1/32	280,000	294,028
5% 1/1/37	300,000	313,150
5% 1/1/40	140,000	145,887
Series 2016 D, 5% 1/1/46	965,000	1,003,577
Series 2021 A:
5% 1/1/27	100,000	108,246
5% 1/1/30	120,000	134,616
5% 1/1/31	310,000	351,214
5% 1/1/32	330,000	372,515
5% 1/1/33	105,000	118,117
Series 2021 B:
5% 1/1/29	215,000	238,614
5% 1/1/30	205,000	229,968
5% 1/1/31	160,000	181,272
5% 1/1/32	170,000	191,902
5% 1/1/33	165,000	185,612
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/22 (d)	90,000	90,064
5% 12/15/25 (d)	50,000	52,532
5% 12/15/26 (d)	175,000	185,717
5% 12/15/27 (d)	120,000	126,892
5% 12/15/30 (d)	185,000	194,837
5% 12/15/31 (d)	95,000	99,890
5% 12/15/33 (d)	100,000	104,376
5% 12/15/35 (d)	245,000	253,592
5% 12/15/36 (d)	60,000	61,985
Omaha Pub. Pwr. District Elec. Rev.:
Series 2021 A:
4% 2/1/51	2,000,000	1,925,179
4% 2/1/51	2,500,000	2,406,474
5% 2/1/46	2,225,000	2,422,896
Series 2022 A, 5% 2/1/47	2,500,000	2,754,960
TOTAL NEBRASKA		32,615,416
Nevada - 0.4%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	150,000	152,889
5% 9/1/42	370,000	376,076
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	370,000	382,158
Series 2019 A, 5% 7/1/26	1,445,000	1,552,493
Series 2021 B, 5% 7/1/26 (d)	2,290,000	2,409,220
Clark County Fuel Tax:
Series 2018 A, 5% 5/1/48	4,820,000	5,073,729
Series 2018, 4% 12/1/35	950,000	973,075
Clark County Hwy. Impt. Rev. Series 2022, 4% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,473,825
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	730,000	726,562
Clark County School District:
Series 2015 C:
4% 6/15/32	750,000	765,505
5% 6/15/26	190,000	202,399
Series 2016 B, 5% 6/15/26	105,000	112,908
Series 2017 A:
5% 6/15/24	15,000	15,536
5% 6/15/25	380,000	401,549
5% 6/15/26	15,000	16,130
Series 2020 A:
4% 6/15/37 (Assured Guaranty Muni. Corp. Insured)	190,000	193,173
4% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	420,000	421,409
4% 6/15/40 (Assured Guaranty Muni. Corp. Insured)	25,000	24,943
Series 2021 B, 3% 6/15/36	2,025,000	1,767,270
Series A, 5% 6/15/27	85,000	92,655
Director of the State of Nevada Dept. of Bus. & Industry Charter School Lease Rev.:
Series 2015 A:
5% 12/15/35 (f)	130,000	128,405
5.125% 12/15/45 (f)	160,000	151,017
Series 2018 A:
5% 12/15/38 (f)	150,000	146,086
5% 12/15/48 (f)	585,000	536,440
Henderson Pub. Impt. Trust Touro College & Univ. Sys. Obligated Group Rev. Series 2014 A:
5.5% 1/1/34 (Pre-Refunded to 7/1/24 @ 100)	245,000	255,263
5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	370,000	385,499
5.5% 1/1/44 (Pre-Refunded to 7/1/24 @ 100)	525,000	546,992
Las Vegas Convention & Visitors Auth.:
Series 2017 A, 4% 7/1/40	250,000	244,923
Series 2017 B, 4% 7/1/39	250,000	247,263
Series 2018 B:
4% 7/1/49	3,625,000	3,268,842
5% 7/1/43	3,980,000	4,128,204
Series 2019 B, 5% 7/1/33	620,000	678,583
Series 2022 B, 5.25% 7/1/49	560,000	604,116
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	60,000	62,447
5% 6/15/40	1,580,000	1,615,365
5% 6/15/45	1,870,000	1,905,750
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2015, 5% 6/1/33	1,000,000	1,038,521
Series 2016 A, 5% 6/1/46	1,640,000	1,702,862
Series 2016 B:
5% 6/1/34	420,000	445,845
5% 6/1/36	700,000	739,506
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	120,000	120,063
Series 2019 B, 4% 10/1/49	240,000	240,125
Series 2021 A, 3% 4/1/51	640,000	616,989
Series 2021 B, 3% 10/1/51	6,535,000	6,233,950
Reno Cap. Impt. Rev. Series 2019 A1, 4% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	250,000	233,611
Reno Sales Tax Rev.:
(Retrac-Reno Trans. Rail Access Corridor Proj.) Series 2018 A:
5% 6/1/36	35,000	36,901
5% 6/1/37	70,000	73,537
5% 6/1/48	70,000	72,469
(ReTRAC-Reno Trans. Rail Access Corridor Proj.) Series 2018 B, 4% 6/1/48 (Assured Guaranty Muni. Corp. Insured)	95,000	87,103
(Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 B:
4.125% 6/1/58 (Assured Guaranty Muni. Corp. Insured)	120,000	109,998
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	25,000	26,971
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	37,156
Series 2018 C, 0% 7/1/58 (f)	4,500,000	528,782
Sparks Tourism Impt. District No. 1 Sr. Sales Tax Anticipation Rev. Series 2019 A, 2.5% 6/15/24 (f)	205,000	198,198
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	170,000	165,220
TOTAL NEVADA		45,746,506
New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/26	465,000	497,257
(St. Lukes Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,243,310
Nat'l. Fin. Auth. Rev.:
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	2,140,000	1,996,723
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (f)	220,000	200,652
5.625% 7/1/46 (f)	125,000	115,277
5.75% 7/1/54 (f)	310,000	284,758
Bonds Series 2020 B, 3.75%, tender 7/2/40 (b)(d)(f)	1,195,000	965,850
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	600,000	579,594
Series 2019 A3, 2.15%, tender 7/1/24 (b)(d)	965,000	932,180
Nat'l. Fin. Auth. Sr. Living Rev. (Springpoint Sr. Living Proj.) Series 2021, 4% 1/1/41	220,000	186,076
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	3,892,025	3,751,973
Series 2022 1, 4.375% 9/20/36	2,613,497	2,501,026
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2020 A, 4% 4/1/50 (d)	750,000	661,421
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	150,000	160,810
5% 8/1/29	130,000	138,645
5% 8/1/30	120,000	127,509
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	75,000	79,574
5% 8/1/32	15,000	15,885
5% 8/1/34	190,000	199,789
5% 8/1/36	110,000	114,912
5% 8/1/37	135,000	140,642
Series 2018, 5% 8/1/35	155,000	162,360
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	310,000	338,438
5% 7/1/32	465,000	506,028
5% 7/1/33	425,000	459,652
5% 7/1/34	650,000	700,686
5% 7/1/35	680,000	729,152
5% 7/1/36	715,000	762,518
5% 7/1/37	630,000	668,417
5% 7/1/41	115,000	117,988
Series 2017 A:
6.125% 7/1/37 (f)(h)	200,349	44,077
6.125% 7/1/52 (f)(h)	492,524	108,355
6.25% 7/1/42 (f)(h)	300,523	66,115
Series 2017:
5% 7/1/36	65,000	66,039
5% 7/1/44	1,855,000	1,842,836
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	55,000	55,033
4% 7/1/32	385,000	381,105
5% 7/1/24	120,000	120,156
5% 7/1/25	145,000	145,178
5% 7/1/27	60,000	60,062
Series 2016:
4% 10/1/38	360,000	336,077
5% 10/1/23	10,000	10,162
5% 10/1/24	260,000	268,378
5% 10/1/25	255,000	267,462
5% 10/1/28	170,000	178,340
5% 10/1/29	810,000	846,380
5% 10/1/31	630,000	656,260
5% 10/1/32	290,000	301,670
5% 10/1/33	490,000	508,571
5% 10/1/36	115,000	115,952
5% 10/1/38	1,120,000	1,134,702
5% 10/1/40	545,000	547,034
5% 10/1/46	860,000	852,336
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,239,493	9,434,255
TOTAL NEW HAMPSHIRE		37,685,637
New Jersey - 3.5%
Atlantic City Board of Ed. Series 2021:
4% 4/1/29	40,000	42,316
4% 4/1/30	35,000	36,846
4% 4/1/31	30,000	31,397
4% 4/1/32	60,000	62,473
4% 4/1/34	55,000	56,515
Atlantic City Gen. Oblig.:
Series 2017 A:
5% 3/1/32	1,050,000	1,124,207
5% 3/1/42	125,000	129,785
Series 2017 B:
5% 3/1/32	855,000	915,426
5% 3/1/37	355,000	372,642
Atlantic County Impt. Auth.:
(Atlantic City Campus Phase II Proj.) Series 2021 A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	50,000	48,361
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	45,000	43,294
4% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	65,000	61,507
4% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	740,000	675,975
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	30,000	33,532
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	30,000	33,224
(Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	125,000	133,112
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	305,000	324,624
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	531,820
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	150,000	159,435
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	160,000	169,746
Camden County Impt. Auth. (KIPP Cooper Norcross Academy 2022 Proj.) Series 2022:
6% 6/15/42	60,000	64,096
6% 6/15/47	165,000	174,039
6% 6/15/52	155,000	162,275
6% 6/15/62	510,000	528,867
Camden County Impt. Auth. Charter School Rev. (Camden Prep High School Proj.) Series 2022:
5% 7/15/52 (f)	435,000	424,115
5% 7/15/62 (f)	80,000	75,214
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	65,000	65,722
Casino Reinvestment Dev. Auth. N Series 2014, 5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	115,000	118,655
Edison Township Gen. Oblig. Series 2021, 2% 3/15/36	700,000	538,802
Essex County Impt. Auth. (CHF-Newark, L.L.C. - NJIT Student Hsg. Proj.) Series 2021 A, 4% 8/1/46	355,000	335,836
Essex County Impt. Auth. Charter School Rev.:
(North Star Academy Charter School of Newark, Inc. - 2020 Proj.) Series 2020, 4% 7/15/60 (f)	300,000	238,910
(North Star Academy Charter School of Newark, New Jersey Hazelwood & Broad Proj.) Series 2020 A, 4% 8/1/60 (f)	250,000	199,069
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	275,000	237,610
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	365,000	298,027
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	590,000	623,601
Jersey City Redev. Agcy. (Bayfront Redev. Proj.) Series 2022, 4% 12/15/31	1,815,000	1,912,066
Monmouth County Impt. Lease Rev. Series 2021, 5% 10/1/23	1,505,000	1,538,054
New Brunswick Parking Auth. Rev.:
Series 2016 A:
5% 9/1/29	250,000	268,152
5% 9/1/30	750,000	803,612
5% 9/1/31	800,000	855,547
5% 9/1/39	965,000	1,011,826
Series 2017, 5% 9/1/42	540,000	568,852
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (f)	160,000	120,938
Series 2013, 5% 3/1/27	540,000	542,376
Series 2020 A:
4% 11/1/38	295,000	284,527
4% 11/1/44	3,520,000	3,224,203
5% 11/1/32	565,000	614,764
Series A:
5% 11/1/31	1,775,000	1,939,225
5% 11/1/34	1,325,000	1,417,897
5% 11/1/36	2,075,000	2,186,927
Series QQQ:
4% 6/15/34	45,000	45,078
4% 6/15/36	60,000	58,796
4% 6/15/39	55,000	52,273
4% 6/15/41	55,000	51,398
4% 6/15/46	1,790,000	1,630,001
4% 6/15/50	840,000	756,542
5% 6/15/31	60,000	66,409
5% 6/15/33	10,000	10,960
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (d)	175,000	175,021
5.125% 6/15/43 (d)	245,000	245,019
New Jersey Econ. Dev. Auth. Lease Rev.:
(State House Proj.) Series 2017 B:
5% 6/15/26	65,000	69,061
5% 6/15/35	35,000	36,930
(State House Proj.) Series 2017 B, 5% 6/15/43	810,000	828,912
Series 2018 A:
5% 6/15/33	1,555,000	1,653,494
5% 6/15/42	1,675,000	1,710,124
Series 2018 C, 5% 6/15/42	970,000	990,340
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A:
5% 7/1/28	1,970,000	2,098,174
5% 7/1/33	100,000	104,205
Series 2017 B, 3.125% 7/1/29	180,000	176,412
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (f)	130,000	99,203
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (d)	1,600,000	1,602,705
5.375% 1/1/43 (d)	1,695,000	1,697,558
(Lions Gate Proj.) Series 2014:
4.375% 1/1/24	70,000	69,348
4.875% 1/1/29	145,000	138,918
5% 1/1/34	280,000	258,626
5.25% 1/1/44	685,000	609,715
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	2,065,000	1,768,430
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	510,000	492,097
(Provident Group - Rowan Properties LLC - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/35	335,000	309,573
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	65,000	68,072
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,335
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	5,000	5,321
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/28 (d)	100,000	100,368
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured) (d)	1,015,000	1,018,981
5.125% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (d)	360,000	360,640
5.125% 7/1/42 (Assured Guaranty Muni. Corp. Insured) (d)	655,000	655,482
5.5% 1/1/27 (d)	100,000	100,966
5.625% 1/1/52 (d)	2,990,000	2,999,814
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	350,000	314,368
Series 2005 N1, 5.5% 9/1/26 (AMBAC Insured)	750,000	813,003
Series 2013 I:
SIFMA Municipal Swap Index + 1.550% 3.45% 9/1/27 (b)(c)	5,315,000	5,317,339
SIFMA Municipal Swap Index + 1.600% 3.5% 3/1/28 (b)(c)	4,820,000	4,822,105
Series 2013 NN, 5% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	2,410,000	2,425,118
Series 2013, 5% 3/1/24	2,190,000	2,200,996
Series 2014 PP, 5% 6/15/26	1,175,000	1,207,868
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	190,000	196,915
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	230,000	238,194
Series 2015 WW, 5.25% 6/15/30 (Pre-Refunded to 6/15/25 @ 100)	3,135,000	3,336,722
Series 2015 XX, 5.25% 6/15/27	2,065,000	2,168,942
Series 2016 A, 5% 7/15/27	65,000	69,038
Series 2016 AAA, 5% 6/15/41	140,000	142,593
Series 2016 BBB:
5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	15,000	16,666
5.5% 6/15/31 (Pre-Refunded to 12/15/26 @ 100)	940,000	1,044,410
Series 2017 DDD:
5% 6/15/34	130,000	136,474
5% 6/15/35	105,000	109,476
5% 6/15/42	605,000	616,550
Series 2018 EEE:
5% 6/15/28	40,000	43,561
5% 6/15/34	95,000	101,126
Series 2018, 5% 1/1/39	495,000	449,588
Series 2019 LLL:
5% 6/15/36	250,000	264,009
5% 6/15/49	250,000	254,289
Series LLL:
4% 6/15/44	190,000	174,160
4% 6/15/49	330,000	297,886
5% 6/15/44	805,000	824,644
Series MMM:
4% 6/15/35	75,000	74,171
4% 6/15/36	75,000	73,495
New Jersey Econ. Dev. Auth. School Rev. Series 2019 A, 5% 6/15/49 (f)	100,000	90,861
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.):
Series 2000 A, 5.625% 11/15/30 (d)	445,000	447,530
Series 2000 B, 5.625% 11/15/30 (d)	4,675,000	4,701,576
Series 2003, 5.5% 6/1/33 (d)	1,205,000	1,208,363
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (d)	3,840,000	3,864,285
5% 10/1/47 (d)	4,585,000	4,488,913
Series 1999:
5.125% 9/15/23 (d)	40,000	40,093
5.25% 9/15/29 (d)	1,480,000	1,484,208
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.):
Series 2012 A, 5% 10/1/23	725,000	738,031
Series 2019, 5% 8/1/59 (d)	580,000	585,342
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (d)	415,000	379,636
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	5,650,000	5,594,856
New Jersey Edl. Facilities Auth. Rev. Series 2022 A:
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	160,000	178,592
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	160,000	180,339
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	210,000	238,586
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	95,000	106,219
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/29	750,000	793,328
5% 7/1/29	145,000	151,134
5% 7/1/30	750,000	793,297
5% 7/1/31	255,000	264,909
5% 7/1/32	295,000	306,051
Series A, 5% 7/1/45	845,000	863,160
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	2,925,000	3,081,330
4% 6/1/31	4,390,000	4,649,585
4% 6/1/32	625,000	661,146
5% 6/1/25	2,500,000	2,636,659
5% 6/1/26	2,055,000	2,208,259
5% 6/1/27	575,000	628,922
5% 6/1/28	6,580,000	7,302,168
5% 6/1/29	1,040,000	1,168,817
Series 2021:
5% 6/1/38	1,000,000	1,089,770
5% 6/1/41	1,240,000	1,335,997
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/31	445,000	472,987
5% 10/1/32	445,000	473,656
5% 10/1/33	375,000	399,618
5% 10/1/34	380,000	401,305
5% 10/1/35	335,000	351,170
5% 10/1/36	390,000	403,964
5% 10/1/37	645,000	664,016
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	105,000	110,034
Series 2019 B3, 5%, tender 7/1/26 (b)	110,000	117,216
Series 2013 A, 5.5% 7/1/43	565,000	570,467
Series 2014 A, 5% 7/1/44	985,000	993,595
Series 2015 A, 5% 7/1/46 (Assured Guaranty Muni. Corp. Insured)	2,250,000	2,272,782
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	60,000	63,320
5% 7/1/25 (Escrowed to Maturity)	275,000	289,863
5% 7/1/26 (Escrowed to Maturity)	135,000	145,090
5% 7/1/26 (Escrowed to Maturity)	50,000	53,649
5% 7/1/27	90,000	96,513
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	75,000	80,473
5% 7/1/28	45,000	48,236
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	40,000	42,919
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	85,000	91,353
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	60,000	64,379
5% 7/1/30	175,000	187,057
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	100,000	107,298
5% 7/1/43	3,425,000	3,498,769
Series 2016:
4% 7/1/48	470,000	394,171
5% 7/1/28	75,000	77,347
5% 7/1/41	565,000	567,500
Series 2017 A:
5% 7/1/37	420,000	444,930
5% 7/1/38	1,200,000	1,267,195
5.25% 7/1/57	590,000	609,701
Series 2019:
4% 7/1/35	140,000	140,829
5% 7/1/31	140,000	150,393
Series 2021 A:
4% 7/1/45	1,475,000	1,407,399
4% 7/1/51	2,610,000	2,396,420
Series 2021, 3% 7/1/39	1,520,000	1,256,870
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 A1 1, 5% 12/1/22 (d)	590,000	590,000
Series 2017 1A, 5% 12/1/26 (d)	645,000	680,454
Series 2018 B:
5% 12/1/25 (d)	510,000	533,312
5% 12/1/26 (d)	740,000	782,940
Series 2019 A:
5% 12/1/23	235,000	240,243
5% 12/1/24	160,000	166,290
5% 12/1/25	310,000	327,797
Series 2019 B, 3.25% 12/1/39 (d)	1,215,000	1,094,274
Series 2020 B, 3.5% 12/1/39 (d)	1,675,000	1,621,295
Series 2020:
5% 12/1/24 (d)	1,025,000	1,057,040
5% 12/1/24 (d)	485,000	500,160
5% 12/1/27 (d)	405,000	431,257
5% 12/1/28 (d)	705,000	761,036
Series 2021 A:
5% 12/1/28 (d)	85,000	91,186
5% 12/1/29 (d)	115,000	124,278
Series 2021 B:
2.5% 12/1/40 (d)	455,000	370,293
5% 12/1/28 (d)	305,000	327,197
5% 12/1/29 (d)	300,000	324,780
Series 2021 C, 3.25% 12/1/51 (d)	185,000	130,861
Series 2022 A, 5% 12/1/26 (d)	495,000	521,831
Series 2022 B:
4% 12/1/41 (d)	3,130,000	3,069,337
5% 12/1/26 (d)	5,050,000	5,323,733
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 C, 4.75% 10/1/50	780,000	795,563
Series 2021 H, 3% 10/1/52	2,235,000	2,126,815
New Jersey Institute of Technology Series 2015 A:
5% 7/1/40	1,030,000	1,066,411
5% 7/1/45	4,215,000	4,348,240
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/28	65,000	67,925
5% 6/1/30	500,000	521,537
5% 6/1/32	640,000	665,260
5% 6/1/33	1,440,000	1,492,249
5% 6/1/34	640,000	660,194
5% 6/1/35	630,000	647,154
5% 6/1/36	800,000	819,540
5% 6/1/46	250,000	244,923
5.25% 6/1/46	2,995,000	3,016,297
Series 2018 B, 5% 6/1/46	12,400,000	11,984,230
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 A, 5% 1/1/28	1,175,000	1,214,054
Series 2015 E:
5% 1/1/34	605,000	628,419
5% 1/1/45	985,000	1,008,606
Series 2016 A, 5% 1/1/35	1,180,000	1,241,793
Series 2017 D1, 1 month U.S. LIBOR + 0.700% 3.337% 1/1/24 (b)(c)	4,100,000	4,117,154
Series 2017 G, 5% 1/1/36	5,365,000	5,774,934
Series 2019 A, 5% 1/1/48	1,205,000	1,271,695
Series 2021 A:
4% 1/1/42	3,570,000	3,527,113
4% 1/1/51	5,195,000	4,904,125
Series 2022 B, 5.25% 1/1/52	6,700,000	7,350,780
Series D, 5% 1/1/28	595,000	638,178
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	2,130,000	2,167,914
5.25% 6/15/43	14,800,000	15,370,558
Series 2006 C:
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,042,189
0% 12/15/28	2,585,000	2,031,871
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	3,350,000	2,571,909
0% 12/15/30 (FGIC Insured)	2,560,000	1,845,629
0% 12/15/31 (FGIC Insured)	2,420,000	1,661,167
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	710,000	473,960
0% 12/15/34	2,600,000	1,556,723
0% 12/15/35	795,000	431,718
0% 12/15/36 (AMBAC Insured)	2,075,000	1,063,112
Series 2008 A:
0% 12/15/28	2,110,000	1,653,611
0% 12/15/37	5,335,000	2,560,336
Series 2009 A, 0% 12/15/39	2,850,000	1,205,987
Series 2010 A, 0% 12/15/27	2,150,000	1,764,490
Series 2014 BB2:
5% 6/15/33	3,085,000	3,396,907
5% 6/15/34	320,000	347,905
Series 2015 AA:
5% 6/15/45	1,205,000	1,216,116
5.25% 6/15/41	3,205,000	3,269,443
Series 2016 A:
5% 6/15/27	1,235,000	1,305,014
5% 6/15/28	1,525,000	1,609,235
5% 6/15/29	470,000	495,243
Series 2018 A:
5% 6/15/28	500,000	527,618
5% 6/15/29	1,630,000	1,717,544
5% 6/15/31	2,490,000	2,614,408
5% 12/15/32	205,000	220,931
5% 12/15/34	140,000	148,617
Series 2019 BB:
4% 6/15/36	1,870,000	1,832,478
4% 6/15/38	205,000	197,847
4% 6/15/50	1,395,000	1,256,399
5% 6/15/44	4,270,000	4,361,329
Series 2021 A:
4% 6/15/34	1,155,000	1,157,117
4% 6/15/35	365,000	360,964
4% 6/15/36	1,530,000	1,499,300
4% 6/15/38	1,795,000	1,732,366
5% 6/15/32	200,000	221,395
5% 6/15/33	345,000	379,881
Series 2022 A:
4% 6/15/39	995,000	945,661
4% 6/15/40	1,600,000	1,509,703
4% 6/15/41	3,250,000	3,037,130
4% 6/15/42	675,000	628,019
Series 2022 AA:
5% 6/15/29	1,150,000	1,262,274
5% 6/15/30	4,685,000	5,183,906
5% 6/15/31	305,000	339,324
5% 6/15/32	1,665,000	1,860,701
5% 6/15/33	955,000	1,061,056
5% 6/15/35	1,345,000	1,454,776
5% 6/15/36	2,155,000	2,311,058
5% 6/15/37	1,995,000	2,115,667
5% 6/15/38	250,000	263,962
Series 2022 BB:
4% 6/15/42	300,000	279,120
4% 6/15/46	5,220,000	4,753,410
4% 6/15/50	4,255,000	3,832,243
Series 2022 CC, 5.5% 6/15/50	3,680,000	3,948,125
Series A:
0% 12/15/31	110,000	74,512
4% 12/15/39	120,000	114,227
4.25% 12/15/38	300,000	297,916
5% 12/15/24	1,805,000	1,875,424
5% 12/15/25	855,000	903,378
5% 12/15/26	750,000	802,655
5% 12/15/27	3,640,000	3,947,320
Series AA:
4% 6/15/36	670,000	656,556
4% 6/15/37	1,120,000	1,088,352
4% 6/15/38	755,000	728,655
4% 6/15/39	65,000	61,777
4% 6/15/40	340,000	320,812
4% 6/15/45	10,215,000	9,331,354
4% 6/15/50	4,975,000	4,480,707
5% 6/15/35	225,000	240,910
5% 6/15/36	375,000	398,545
5% 6/15/37	470,000	494,671
5% 6/15/38	1,075,000	1,127,121
5% 6/15/39	1,025,000	1,069,585
5% 6/15/40	225,000	233,739
5% 6/15/44	1,300,000	1,302,767
5% 6/15/50	865,000	881,332
Series BB:
4% 6/15/44	1,805,000	1,654,525
5% 6/15/33	3,035,000	3,261,463
Newark Gen. Oblig.:
Series 2020 A:
5% 10/1/24	160,000	165,937
5% 10/1/26	195,000	209,233
5% 10/1/28	120,000	132,505
Series 2020 B:
5% 10/1/23	210,000	213,670
5% 10/1/25	105,000	110,832
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,107
Rutgers State Univ. Rev.:
Series 2016 M, 5% 5/1/33	965,000	1,018,290
Series Q, 5% 5/1/23	15,000	15,152
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	175,000	175,310
5% 1/1/48 (d)	2,075,000	2,035,366
Series 2017 A, 5% 1/1/49	410,000	416,219
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	275,000	298,683
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	540,000	585,151
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	150,000	161,710
Series 2020 A:
4% 11/1/50	600,000	547,695
5% 11/1/45	250,000	257,403
Series 2022 A:
4.625% 11/1/47	500,000	494,635
5% 11/1/37	500,000	541,738
5% 11/1/41	1,355,000	1,405,075
5.25% 11/1/52	740,000	794,037
The Board of Ed. of Newark Series 2021:
4% 7/15/34 (Build America Mutual Assurance Insured)	80,000	81,954
4% 7/15/36 (Build America Mutual Assurance Insured)	78,000	78,376
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (d)	355,000	360,597
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (d)(f)	460,000	383,644
TOTAL NEW JERSEY		378,346,265
New Mexico - 0.1%
Albuquerque Wtr. Util. Auth.:
Series 2017, 5% 7/1/33	490,000	528,404
Series 2018, 5% 7/1/28	65,000	69,973
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 C, 1.15%, tender 6/1/24 (b)	590,000	568,216
Los Ranchos de Albuquerque Edl. Facilities Rev. (Albuquerque Academy Proj.) Series 2020, 4% 9/1/40	110,000	106,983
New Mexico Edl. Assistance Foundation:
Series 2021 1A:
5% 9/1/23 (d)	1,280,000	1,296,786
5% 9/1/24 (d)	705,000	725,173
5% 9/1/26 (d)	2,280,000	2,410,808
5% 9/1/27 (d)	1,075,000	1,148,796
5% 9/1/29 (d)	425,000	464,375
Series 2021 B, 2.106% 9/1/51	1,240,000	1,178,636
New Mexico Hosp. Equip. Ln. Council Rev.:
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	95,000	99,416
Series 2017 A, 4% 8/1/37	500,000	499,831
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	215,000	215,132
Series 2018 C, 4% 1/1/49	445,000	445,303
Series 2019 C, 4% 1/1/50	55,000	55,028
Series 2019 D, 3.75% 1/1/50	350,000	347,794
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	320,000	328,005
Series 2019 A:
4% 5/1/23	40,000	40,120
4% 11/1/23	15,000	15,073
4% 5/1/24	45,000	45,261
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	120,000	111,474
5% 5/15/39	90,000	80,150
5% 5/15/44	95,000	80,971
5% 5/15/49	215,000	177,793
TOTAL NEW MEXICO		11,039,501
New York - 6.4%
Brookhaven Loc Dev. Corp. (Active Retirement Cmnty., Inc. D/B/A Jeffersons Ferry Proj.) Series 2016, 5.25% 11/1/36	210,000	214,453
Brooklyn Arena Local Dev. Corp. Series 2016 A, 5% 7/15/42	1,415,000	1,291,035
Broome County Local Dev. Corp. Rev. (United Health Svcs. Hospitals, Inc. Proj.) Series 2020:
3% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	380,000	319,510
3% 4/1/37 (Assured Guaranty Muni. Corp. Insured)	320,000	264,394
4% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	210,000	211,299
4% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	265,000	259,325
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	285,000	277,560
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	195,000	215,002
5% 4/1/32 (Assured Guaranty Muni. Corp. Insured)	210,000	230,218
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	220,000	239,854
Build NYC Resource Corp. Rev.:
(Albert Einstein School of Medicine, Inc. Proj.) Series 2015, 5.5% 9/1/45 (f)	1,475,000	1,481,981
(Friends of Hellenic Classical Charter Schools, Inc. Proj.):
Series 2021 A:
5% 12/1/51 (f)	130,000	107,764
5% 12/1/55 (f)	100,000	81,093
Series 2021 A1, 5% 12/1/41 (f)	115,000	100,650
(Grand Concourse Academy Charter School Proj.):
Series 2022 A, 5% 7/1/52	80,000	79,562
Series 2022 B, 5% 7/1/62	595,000	571,671
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (f)	350,000	310,302
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (f)	1,910,000	1,735,033
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (d)(f)	2,200,000	2,224,147
City of Long Beach Series 2022 B, 4.625% 7/15/52	2,230,000	2,203,175
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	150,000	153,492
4% 7/1/34	150,000	152,771
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	85,000	88,851
Series 2011 A, 5% 10/1/25	15,000	15,025
Series 2016 A:
5% 7/1/25	5,000	5,201
5% 7/1/32	140,000	145,333
5% 7/1/37	765,000	782,157
Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	80,000	87,665
Series 2017:
5% 12/1/23 (f)	100,000	101,225
5% 12/1/24 (f)	100,000	101,731
5% 12/1/25 (f)	100,000	102,193
5% 12/1/27 (f)	2,200,000	2,248,657
5% 12/1/30 (f)	200,000	203,937
5% 12/1/31 (f)	200,000	203,901
5% 12/1/34 (f)	300,000	301,385
5% 12/1/36 (f)	200,000	200,878
5% 12/1/37 (f)	105,000	105,240
Dutchess County Local Dev. Corp. Rev. (Bard College Proj.) Series 2020 A, 5% 7/1/51 (f)	300,000	270,925
Erie County Tobacco Asset Securitization Corp.:
Series 2005 B, 0% 6/1/47	2,000,000	405,942
Series 2006 A, 0% 6/1/60 (f)	10,070,000	549,148
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	1,125,000	955,469
Series 2016 B, 0% 1/1/45	6,975,000	1,680,740
Series 2016 C, 0% 1/1/55 (e)	1,645,000	1,360,923
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/33	200,000	214,860
5% 2/15/35	1,445,000	1,540,614
5% 2/15/39	650,000	682,771
5% 2/15/42	785,000	820,322
Series 2022 A, 4% 2/15/37	300,000	303,152
Huntington Local Dev. Corp. Rev. (Gurwin Independent Hsg., Inc. / Fountaingate Gardens Proj.) Series 2021 B, 4% 7/1/27	250,000	237,316
Jefferson County Civic Facility Dev. Corp. Rev. (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/32	100,000	92,947
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	6,085,000	6,678,662
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	165,000	159,329
Series 2021 B, 1.5%, tender 9/1/26 (b)	1,510,000	1,371,614
Series 2014 A:
5% 9/1/34	390,000	401,629
5% 9/1/39	1,000,000	1,026,042
Series 2015 B, 5% 9/1/45	900,000	937,246
Series 2017:
5% 9/1/33	30,000	32,445
5% 9/1/35	110,000	117,906
5% 9/1/36	65,000	69,412
5% 9/1/47	195,000	202,930
Series 2018, 5% 9/1/36	15,000	16,099
Series 2019 A, 4% 9/1/38	1,000,000	996,756
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,340,000	4,337,110
Nassau County Gen. Oblig. Series 2018 B, 5% 7/1/42 (Assured Guaranty Muni. Corp. Insured)	120,000	126,195
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (f)	1,580,000	1,315,333
Series 2021 B, 5% 1/1/58 (i)	3,260,000	1,601,389
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,235,000	2,372,710
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/30	1,275,000	1,318,880
Series 2017 A, 4% 8/1/32	1,000,000	1,035,847
Series 2017 B:
5% 12/1/37	545,000	577,043
5% 12/1/41	1,350,000	1,413,942
Series 2018 B1:
5% 10/1/38	750,000	798,524
5.25% 10/1/33	1,000,000	1,097,927
Series 2018 E1, 5% 3/1/44	605,000	634,222
Series 2018 F, 5% 4/1/45	1,000,000	1,048,033
Series 2019 A1:
3% 8/1/36	1,350,000	1,219,655
4% 8/1/40	1,445,000	1,431,705
Series 2019 D1, 5% 12/1/42	1,475,000	1,561,082
Series 2020 A, 4% 8/1/44	1,000,000	967,677
Series 2020 A1, 5% 8/1/27	1,575,000	1,729,123
Series 2020 C, 5% 8/1/42	500,000	540,607
Series 2020 D1, 4% 3/1/50	2,000,000	1,887,262
Series 2021 A1:
3% 8/1/50	500,000	382,035
4% 8/1/38	1,150,000	1,150,663
5% 8/1/32	1,000,000	1,150,582
Series 2021 F1:
4% 3/1/40	595,000	590,112
5% 3/1/37	960,000	1,056,363
5% 3/1/39	960,000	1,045,642
5% 3/1/42	725,000	781,310
5% 3/1/43	750,000	806,408
Series 2022 A1, 5% 8/1/47	2,455,000	2,624,179
Series 2022 D, 4.5% 5/1/49	500,000	509,869
Series 2022 D1:
4.25% 5/1/40	750,000	760,736
5.5% 5/1/44	925,000	1,039,102
5.5% 5/1/46	625,000	696,987
Series 2023 A, 5% 9/1/37	500,000	557,844
Series A:
5% 8/1/26	705,000	761,850
5% 8/1/39	1,130,000	1,217,906
Series B, 5% 10/1/42	2,885,000	3,086,175
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
Series 2014 E, 3.5% 2/15/48	1,247,985	1,213,953
Series 2014 F, 4.5% 2/15/48	6,161,389	6,068,814
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	935,000	867,150
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,315,000	5,786,257
Series 2021, 0.6%, tender 7/1/25 (b)	1,315,000	1,212,392
New York City Indl. Dev. Agcy. Series 2012 A, 5% 7/1/28 (d)	530,000	530,215
New York City Indl. Dev. Agcy. Rev.:
(Yankee Stadium Proj.) Series 2020 A:
3% 3/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	370,064
4% 3/1/45	615,000	554,659
4% 3/1/45 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,355,512
Series 2020 A, 3% 3/1/49	250,000	185,032
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 2, 5% 6/15/47	255,000	257,087
Series 2017 CC1, 5% 6/15/46	1,495,000	1,547,309
Series 2018 AA, 5% 6/15/37	1,000,000	1,068,774
Series 2018 CC, 5% 6/15/48	3,095,000	3,248,896
Series 2018 DD1, 5% 6/15/48	500,000	527,118
Series 2018 EE, 5% 6/15/40	1,000,000	1,067,257
Series 2018 FF, 5% 6/15/38	1,000,000	1,071,229
Series 2020, 4% 6/15/43	650,000	641,660
Series 2021 AA1:
3% 6/15/50	4,325,000	3,304,180
4% 6/15/50	5,540,000	5,260,571
Series 2021 BB1, 3% 6/15/44	1,615,000	1,308,169
Series 2021 CC1, 5% 6/15/51	2,000,000	2,137,502
Series 2021 DD, 4% 6/15/36	1,285,000	1,311,502
Series 2022 AA1, 5.25% 6/15/52	11,150,000	12,277,634
Series 2022 CC1, 5% 6/15/52	1,060,000	1,135,097
Series 2022 CC2, 5% 6/15/26	395,000	412,562
Series 2022 EE, 5% 6/15/45	10,100,000	10,952,751
Series BB, 5% 6/15/49	1,585,000	1,685,304
Series FF2, 4% 6/15/41	725,000	723,805
Series GG 1, 5% 6/15/48	13,665,000	14,540,836
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	450,000	464,013
Series 2015 S1:
5% 7/15/33	750,000	775,997
5% 7/15/36	1,050,000	1,080,313
Series 2015 S2, 5% 7/15/35	215,000	222,975
Series 2016 S1, 5% 7/15/43	925,000	959,608
Series 2018 S2, 5% 7/15/35	70,000	75,495
Series 2018 S3, 5% 7/15/43	1,690,000	1,781,804
Series 2019 S1, 5% 7/15/45	1,000,000	1,051,914
Series 2019 S3, 5% 7/15/37	305,000	325,215
Series 2020 S1:
3% 7/15/49	2,500,000	1,931,640
4% 7/15/40	1,045,000	1,030,620
Series 2022 S1, 4% 7/15/35	500,000	510,983
Series 2022 S1A, 4% 7/15/36	500,000	506,906
New York City Transitional Fin. Auth. Rev.:
Series 2014 A1, 5% 11/1/42	1,220,000	1,232,651
Series 2016 A, 5% 5/1/40	110,000	114,557
Series 2017 A, 5% 8/1/34	900,000	970,119
Series 2017 A1, 5% 5/1/33	1,025,000	1,088,758
Series 2017 B, 5% 8/1/40	110,000	114,838
Series 2017 B1, 4% 8/1/41	1,390,000	1,357,280
Series 2017 F, 5% 5/1/32	500,000	543,800
Series 2018 A2, 5% 8/1/39	1,530,000	1,622,320
Series 2018 B, 5% 8/1/45	8,285,000	8,702,366
Series 2018 C3, 4% 5/1/44	1,495,000	1,438,692
Series 2019 A, 5% 8/1/40	1,200,000	1,281,511
Series 2019 B1:
5% 8/1/34	110,000	121,208
5% 8/1/36	2,050,000	2,226,145
5% 8/1/38	1,475,000	1,585,335
Series 2019 C, 4% 11/1/42	625,000	607,468
Series 2019 C1, 4% 11/1/40	1,150,000	1,132,571
Series 2020 A3, 4% 5/1/44	815,000	784,304
Series 2020 B1:
4% 11/1/39	1,000,000	993,593
4% 11/1/41	2,200,000	2,147,791
Series 2020 C1:
4% 5/1/36	425,000	430,490
4% 5/1/37	485,000	487,189
4% 5/1/38	595,000	594,961
4% 5/1/39	745,000	740,326
4% 5/1/45	845,000	809,959
Series 2021 A:
4% 11/1/34	210,000	216,387
4% 11/1/38	700,000	699,954
Series 2021 C:
4% 5/1/40	500,000	492,567
4% 5/1/41	1,600,000	1,562,698
4% 5/1/45	3,635,000	3,484,261
Series 2021 C1, 4% 5/1/39	1,475,000	1,465,745
Series 2021 D1, 4% 11/1/44	1,885,000	1,812,995
Series 2021 E1:
4% 2/1/46	2,250,000	2,145,809
5% 2/1/37	930,000	1,028,090
Series 2021 F1:
4% 11/1/36	145,000	146,696
4% 11/1/37	440,000	442,093
5% 11/1/23	5,000,000	5,112,106
Series 2021, 4% 11/1/38	790,000	789,948
Series 2022 A, 5.25% 8/1/40	500,000	558,574
Series 2022 A1:
4% 11/1/37	1,000,000	1,004,994
5% 11/1/28	540,000	608,179
Series 2022 C1:
4% 2/1/38	690,000	689,945
4% 2/1/40	500,000	492,633
4% 2/1/41	1,635,000	1,597,202
Series 2022 F1, 5% 2/1/47	1,000,000	1,072,208
Series A, 4% 11/1/35	210,000	213,117
Series C1, 4% 5/1/40	800,000	788,107
Series E, 5% 2/1/43	395,000	414,584
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	2,630,000	3,080,078
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/28	400,000	418,085
5% 11/15/29	280,000	291,832
Series 2016 B, 0% 11/15/55	410,000	76,863
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 5% 12/15/25 (Pre-Refunded to 12/15/22 @ 100)	1,065,000	1,066,016
Series 2015 E, 5% 3/15/34	6,525,000	6,857,062
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	55,000	55,988
Series 2019 B3, 5%, tender 5/1/26 (b)	40,000	41,940
Series 2019 D, 5% 7/1/35	125,000	149,199
Series 2020 A:
4% 7/1/50	4,630,000	4,259,713
4% 7/1/53	250,000	226,687
5% 10/1/29 (Assured Guaranty Muni. Corp. Insured)	725,000	811,908
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,566,999
5% 10/1/30 (Pre-Refunded to 10/1/28 @ 100)	5,000	5,595
5% 7/1/32	110,000	123,826
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured)	965,000	1,075,784
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured)	300,000	333,336
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	420,000	461,867
5% 7/1/36	235,000	256,160
5% 7/1/40	270,000	290,323
Series 2021 A:
4% 7/1/29	90,000	92,377
4% 7/1/30	180,000	184,648
4% 7/1/31	210,000	215,565
4% 7/1/32	230,000	235,392
5% 7/1/27	35,000	37,527
5% 7/1/28	35,000	37,951
Series 2022 1B, 4% 7/1/51	3,000,000	2,862,394
Series 2022 A:
4% 5/1/45	1,185,000	1,111,477
5% 7/1/33	40,000	43,369
5% 7/1/34	80,000	86,452
5% 7/1/36	50,000	53,216
5% 10/1/36	2,830,000	3,120,214
5% 7/15/37	340,000	350,654
5% 7/1/38	105,000	110,800
5% 7/1/40	65,000	67,401
5% 7/1/41	65,000	67,338
5% 7/1/42	70,000	72,536
5% 7/15/42	960,000	979,854
5% 7/15/50	2,485,000	2,502,850
5% 5/1/52	2,000,000	2,084,477
Series 2022:
4% 7/1/36	1,065,000	1,074,581
4% 7/1/38	345,000	342,501
4% 7/1/40	565,000	550,862
5% 7/1/30	105,000	111,471
5% 7/1/31	110,000	116,303
5% 7/1/34	705,000	796,221
5% 7/1/35	705,000	790,736
5% 7/1/37	1,165,000	1,295,110
5% 7/1/38	55,000	56,003
5% 7/1/39	85,000	86,143
5% 7/1/39	355,000	391,606
5% 7/1/40	190,000	191,572
5% 7/1/41	200,000	200,708
5% 7/1/41	630,000	688,630
5% 7/1/42	105,000	105,160
5% 7/1/57	5,705,000	5,438,637
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/32	110,000	118,477
5% 3/15/35	1,785,000	1,909,967
Series 2017 A, 5% 3/15/39	460,000	486,046
Series 2018 A:
5% 3/15/40	2,450,000	2,601,489
5% 3/15/42	395,000	417,694
5% 3/15/43	2,410,000	2,544,482
Series 2018 C:
5% 3/15/38	465,000	496,281
5% 3/15/40	1,650,000	1,752,023
5% 3/15/41	1,650,000	1,746,956
Series 2018 E:
5% 3/15/40	750,000	800,317
5% 3/15/44	495,000	523,986
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series 2019 B, 3% 6/15/38	615,000	537,454
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5% 11/15/44 (f)	9,320,000	8,775,192
5.15% 11/15/34 (f)	1,840,000	1,823,765
5.375% 11/15/40 (f)	6,365,000	6,367,721
(7 World Trade Ctr. Proj.) Series 2022 A, 3.25% 9/15/52	500,000	377,304
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	1,300,000	1,191,774
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	840,000	757,919
(World Trade Ctr. Proj.) Series 2014, 7.25% 11/15/44 (f)	2,000,000	2,020,087
Series 2021 1WTC, 3% 2/15/42	1,765,000	1,374,635
Series 2021 A, 3% 11/15/51	250,000	183,924
Series 2021:
2.75% 2/15/44	250,000	181,907
4% 2/15/43	500,000	478,563
4% 2/15/43	1,000,000	956,737
4% 2/15/43	1,325,000	1,232,640
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	355,000	240,447
Series 2016 A, 5.25% 11/15/31	1,475,000	1,596,276
Series 2016 B1, 5% 11/15/36	1,300,000	1,360,620
Series 2017 A, 5% 11/15/47	1,805,000	1,866,755
Series 2022 A, 5% 11/15/46	1,880,000	2,003,862
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2002 D2:
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 3.096%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	495,000	486,311
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 3.103%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,220,000	4,145,925
Series 2015 A2, 5%, tender 5/15/30 (b)	2,195,000	2,320,771
Series 2006 B, 5.25% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	1,180,000	1,278,850
Series 2012 D, 5% 11/15/25	530,000	530,546
Series 2013 C:
5% 11/15/38	800,000	800,897
5% 11/15/42	975,000	962,641
Series 2014 B:
5% 11/15/44	1,215,000	1,193,708
5.25% 11/15/35	500,000	504,470
Series 2015 A1:
5% 11/15/29	375,000	381,740
5% 11/15/40	500,000	498,520
5% 11/15/45	905,000	887,521
Series 2015 B, 5% 11/15/40	250,000	248,383
Series 2015 D1, 5% 11/15/26	500,000	514,848
Series 2015 F, 5% 11/15/24	330,000	339,456
Series 2016 A1:
5% 11/15/24	350,000	360,029
5% 11/15/41	500,000	494,290
Series 2016 A2, 5% 11/15/27	250,000	260,369
Series 2016 C 2A, 4% 11/15/38	360,000	324,538
Series 2016 C1, 5% 11/15/56	110,000	106,620
Series 2016 D, 5% 11/15/27	250,000	260,351
Series 2017 A, 4% 11/15/37	785,000	715,620
Series 2017 A1, 5% 11/15/51	480,000	469,239
Series 2017 C-2:
0% 11/15/29	125,000	95,034
0% 11/15/33	315,000	196,571
Series 2017 C1:
5% 11/15/30	2,380,000	2,460,486
5% 11/15/34	95,000	97,078
Series 2017 D:
5% 11/15/30	5,980,000	6,182,230
5% 11/15/33	345,000	353,958
5% 11/15/35	130,000	132,449
Series 2019 C:
5% 11/15/42	250,000	246,831
5% 11/15/44	1,600,000	1,686,317
Series 2020 A:
5% 2/1/23	850,000	852,391
5% 11/15/47	850,000	831,710
Series 2020 A1:
4% 11/15/46	500,000	422,399
4% 11/15/50 (Assured Guaranty Muni. Corp. Insured)	450,000	402,813
4% 11/15/54 (Assured Guaranty Muni. Corp. Insured)	250,000	220,422
5% 11/15/49	2,750,000	2,692,231
Series 2020 C1:
4.75% 11/15/45	480,000	466,642
5% 11/15/50	3,000,000	2,934,929
5.25% 11/15/55	1,280,000	1,291,238
Series 2020 D:
4% 11/15/46	11,005,000	9,297,000
4% 11/15/47	380,000	319,277
4% 11/15/50	2,600,000	2,150,465
5% 11/15/43	360,000	354,655
5% 11/15/44	2,050,000	2,014,075
Series 2020 E:
4% 11/15/45	2,350,000	1,995,807
5% 11/15/29	725,000	755,952
5% 11/15/33	540,000	559,410
Series 2021 A1, 4% 11/15/45	250,000	212,320
Series D1, 5% 11/1/25	130,000	130,135
New York Pwr. Auth. Series 2022 A, 4% 11/15/47 (Assured Guaranty Muni. Corp. Insured)	420,000	404,656
New York State Dorm. Auth.:
Series 2012 A:
4% 3/15/37	1,000,000	1,010,320
5% 12/15/22	4,195,000	4,198,941
Series 2017 A:
5% 2/15/31	65,000	70,547
5% 2/15/38	835,000	880,163
Series 2017, 5% 2/15/41	2,265,000	2,374,693
Series 2019 A:
5% 3/15/36	1,000,000	1,093,832
5% 3/15/45	2,450,000	2,608,712
Series 2019 D:
3% 2/15/49	3,295,000	2,538,948
4% 2/15/37	1,010,000	1,019,236
4% 2/15/39	1,615,000	1,616,681
4% 2/15/40	4,085,000	4,044,570
Series 2019 E, 5% 2/15/35	405,000	449,629
Series 2020 A:
3% 3/15/39	1,500,000	1,289,276
3% 3/15/49	250,000	192,563
4% 3/15/36	435,000	441,023
4% 3/15/43	895,000	870,332
Series 2021 A, 4% 3/15/41	260,000	255,266
Series 2021 E:
3% 3/15/41	950,000	790,875
3% 3/15/50	3,275,000	2,504,613
4% 3/15/38	2,000,000	2,016,865
4% 3/15/42	4,925,000	4,815,046
4% 3/15/45	5,640,000	5,422,468
4% 3/15/47	260,000	247,237
Series 2022 A:
4% 3/15/34	795,000	826,457
4% 3/15/35	2,150,000	2,204,386
4% 3/15/39	1,745,000	1,747,271
4% 3/15/49	550,000	519,142
5% 3/15/41	1,000,000	1,090,437
5% 3/15/46	3,180,000	3,417,316
New York State Gen. Oblig. Series 2021 A, 3% 3/15/34	380,000	358,076
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	915,000	821,656
1.1%, tender 5/1/27 (b)	3,395,000	3,017,100
Series 2020 L2, 0.75% 11/1/25	1,705,000	1,572,540
Series 2020 M2, 0.75% 11/1/25	740,000	682,510
Series J, 0.75% 5/1/25	995,000	931,770
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	130,000	127,180
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/39	1,280,000	1,268,972
4% 3/15/45	80,000	76,030
4% 3/15/49	505,000	470,677
Series 2020 C:
3% 3/15/40	1,500,000	1,260,604
4% 3/15/42	2,135,000	2,065,322
4% 3/15/49	2,175,000	2,027,174
5% 3/15/43	320,000	343,581
5% 3/15/47	2,115,000	2,253,974
Series 2020 E:
4% 3/15/37	2,930,000	2,936,723
4% 3/15/39	1,215,000	1,204,532
4% 3/15/43	250,000	240,465
4% 3/15/44	8,095,000	7,736,460
4% 3/15/45	6,525,000	6,201,209
4% 3/15/46	500,000	472,555
Series 2022 A, 5% 3/15/43	10,000,000	10,859,308
New York State Urban Eev Corp.:
Series 2019 A:
4% 3/15/42	900,000	881,076
5% 3/15/36	895,000	981,525
5% 3/15/37	3,405,000	3,716,840
Series 2021 A:
3% 3/15/41	1,000,000	833,841
3% 3/15/42	1,000,000	825,524
4% 3/15/37	500,000	504,309
5% 3/15/25	1,900,000	1,999,821
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/46	3,260,000	3,339,632
Series 2019 B:
4% 1/1/38	3,400,000	3,362,302
4% 1/1/39	1,625,000	1,603,102
4% 1/1/41	1,000,000	963,124
4% 1/1/45	4,085,000	3,843,720
4% 1/1/45	1,050,000	994,757
Series 2020 N:
5% 1/1/34	1,075,000	1,187,091
5% 1/1/35	750,000	820,957
5% 1/1/36	1,600,000	1,741,860
New York Thruway Auth. Personal Income Tax Rev.:
Series 2021 A1:
3% 3/15/48	400,000	309,214
3% 3/15/51	1,500,000	1,134,668
4% 3/15/53	2,000,000	1,833,707
Series 2022 A, 5% 3/15/34	2,250,000	2,590,580
Series 2022 C, 4.125% 3/15/57	2,310,000	2,157,131
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (d)	1,705,000	1,705,088
5% 8/1/31 (d)	2,635,000	2,634,987
Series 2020:
5.25% 8/1/31 (d)	885,000	904,465
5.375% 8/1/36 (d)	1,210,000	1,223,153
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020:
4.375% 10/1/45 (d)	3,885,000	3,536,691
5% 10/1/40 (d)	1,025,000	1,021,337
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 4% 1/1/36 (d)	280,000	260,484
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (d)	435,000	442,317
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
5% 1/1/31 (d)	1,735,000	1,762,554
5% 1/1/32 (d)	4,005,000	4,060,085
5% 1/1/33 (d)	260,000	263,010
5% 1/1/34 (d)	885,000	891,817
5% 1/1/36 (d)	710,000	712,619
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (d)	2,810,000	2,831,539
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (d)	520,000	526,845
5% 7/1/46 (d)	12,225,000	12,127,569
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	1,275,000	1,277,583
(New York State Thruway Svc. Areas Proj.) Series 2021:
4% 10/31/46 (d)	3,885,000	3,332,829
4% 4/30/53 (d)	825,000	668,575
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (d)	40,000	35,956
5% 12/1/35 (d)	65,000	65,998
Series 2020 C:
4% 12/1/40	480,000	434,055
5% 12/1/29	120,000	127,174
5% 12/1/30	100,000	106,355
5% 12/1/31	110,000	116,647
5% 12/1/32	375,000	396,639
5% 12/1/34	295,000	308,354
5% 12/1/35	480,000	499,344
5% 12/1/37	290,000	299,793
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/39 (d)	105,000	93,598
5% 12/1/30 (d)	75,000	78,307
5% 12/1/34 (d)	135,000	137,905
5% 12/1/36 (d)	5,000	5,059
5% 12/1/37 (d)	105,000	105,669
Series 2022:
5% 12/1/32 (d)	995,000	1,035,930
5% 12/1/33 (d)	1,545,000	1,599,725
5% 12/1/34 (d)	1,685,000	1,728,419
5% 12/1/35 (d)	845,000	860,525
5% 12/1/36 (d)	575,000	583,131
5% 12/1/37 (d)	1,535,000	1,541,874
5% 12/1/38 (d)	3,720,000	3,746,101
5% 12/1/39 (d)	3,600,000	3,613,358
5% 12/1/40 (d)	2,885,000	2,871,368
5% 12/1/41 (d)	3,915,000	3,866,504
5% 12/1/42 (d)	1,820,000	1,790,798
Series 2016 A:
4% 7/1/31 (d)	1,050,000	1,050,811
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured) (d)	2,350,000	2,260,590
Series 2021:
2.25% 8/1/26 (d)	350,000	326,964
3% 8/1/31 (d)	565,000	504,327
Series 2022:
5% 12/1/27 (d)	500,000	533,123
5% 12/1/28 (d)	500,000	533,612
5% 12/1/30 (d)	1,000,000	1,044,099
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	970,000	1,036,688
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	830,000	894,281
Series 2016 A, 5% 3/15/30	1,300,000	1,381,051
Series 2017 C:
4% 3/15/43	3,440,000	3,308,792
4% 3/15/45	3,155,000	2,998,439
Series 2019 A:
5% 3/15/37	365,000	393,976
5% 3/15/43	1,075,000	1,140,069
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022:
4.5% 7/1/52	2,180,000	1,434,698
5% 7/1/52	325,000	233,383
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
3% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	250,000	190,069
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	55,000	55,857
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	35,000	35,678
5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	105,000	107,002
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	85,000	94,011
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	120,000	121,807
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/41	800,000	785,718
4% 12/1/49	2,250,000	2,114,910
5% 12/1/43	2,550,000	2,770,260
Orange County N Y Fdg Corp. Assistance (The Hamlet at Wallkill Assisted Living Proj.) Series 2012, 6.5% 1/1/46	665,000	534,197
Port Auth. of New York & New Jersey:
Series 2020 221:
4% 7/15/50 (d)	4,045,000	3,636,106
4% 7/15/55 (d)	3,870,000	3,385,876
Series 2020 222, 4% 7/15/39	900,000	903,936
Series 2021 226:
5% 10/15/38 (d)	635,000	664,582
5% 10/15/39 (d)	470,000	489,362
5% 10/15/40 (d)	725,000	751,219
5% 10/15/41 (d)	420,000	433,255
Series 2022 231, 5.5% 8/1/39 (d)	1,110,000	1,232,671
Series 2022 234, 5.25% 8/1/47 (d)	1,600,000	1,702,360
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	140,000	140,543
Schenectady County Cap. Resources Corp. Rev.:
(Union College Proj.) Series 2017, 5% 1/1/40	1,895,000	1,967,786
Series 2022, 5.25% 7/1/52	145,000	155,654
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (f)	150,000	128,719
5.125% 11/1/41 (f)	290,000	236,059
5.375% 11/1/54 (f)	870,000	688,621
Suffolk County Gen. Oblig. Series 2019 A, 4% 4/1/32	500,000	516,586
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2012 A, 3.75% 6/1/36	2,000,000	2,000,744
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 B1, 4% 6/1/50	185,000	185,135
Series 2021 B2, 0% 6/1/66	1,810,000	189,180
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Proj.) Series 2016 A:
5% 1/1/28 (d)	355,000	307,118
5% 1/1/29 (d)	520,000	436,770
5% 1/1/30 (d)	395,000	322,057
5% 1/1/31 (d)	490,000	388,676
5% 1/1/32 (d)	910,000	704,020
5% 1/1/33 (d)	805,000	606,406
5% 1/1/34 (d)	720,000	530,626
5% 1/1/35 (d)	960,000	695,507
5% 1/1/36 (d)	310,000	219,946
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/34	1,000,000	1,026,295
5% 6/1/35	350,000	358,296
5% 6/1/41	575,000	581,640
Tompkins County Dev. Corp. Continuing Care Retirement Cmnty. Rev.:
(Kendal at Itchaca, Inc. Proj.) Series 2014 A, 5% 7/1/29	125,000	126,110
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/34	235,000	236,017
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/44	255,000	251,676
Triborough Brdg & Tunl Auth. Series 2022 A, 5.25% 5/15/52	2,500,000	2,744,653
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	7,500,000	7,967,203
Series 2021 B, 4% 5/15/56	115,000	107,067
Series 2021 C 1A, 5% 5/15/51	4,745,000	5,058,744
Series 2021 C3:
3% 5/15/51	1,000,000	754,053
4% 5/15/51	2,330,000	2,205,050
Series 2022 A, 5% 5/15/57	575,000	612,166
Series 2022 D2:
5.25% 5/15/47	2,850,000	3,157,784
5.5% 5/15/52	2,500,000	2,841,541
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/25	590,000	591,208
Series 2015 A, 5.25% 11/15/45	605,000	624,920
Series 2017 B:
5% 11/15/35	900,000	961,562
5% 11/15/37	500,000	530,611
Series 2017 C2, 5% 11/15/42	2,480,000	2,606,388
Series 2018 A:
5% 11/15/44	255,000	267,633
5% 11/15/46	2,200,000	2,308,106
Series 2019 A:
5% 11/15/42	930,000	992,261
5% 11/15/49	1,100,000	1,161,971
Series 2019 C, 4% 11/15/41	3,500,000	3,452,954
Series 2020 A:
4% 11/15/54	1,510,000	1,383,747
5% 11/15/49	3,710,000	3,937,063
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A:
5% 9/1/36	240,000	254,088
5% 9/1/39	800,000	837,993
Westchester County Local Dev. Co.:
(Kendal On Hudson Proj.) Series 2022 B, 5% 1/1/51	500,000	472,964
Series 2014 A, 5.5% 5/1/42	3,480,000	3,494,858
Yonkers Gen. Oblig.:
Series 2022 C:
5% 3/15/34 (Assured Guaranty Muni. Corp. Insured)	320,000	360,008
5% 3/15/35 (Assured Guaranty Muni. Corp. Insured)	335,000	373,252
Series 2022 D, 4% 3/15/42	510,000	497,090
Series D 2022, 5% 3/15/35	260,000	291,656
TOTAL NEW YORK		689,929,954
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	320,000	334,769
Series 194, 5.25% 10/15/55	860,000	891,183
Series 198, 5% 11/15/46	1,205,000	1,260,616
Series 2013 178, 5% 12/1/28 (d)	750,000	761,394
Series 2015 193, 5% 10/15/30 (d)	1,325,000	1,368,865
Series 2015 194:
5% 10/15/34	2,410,000	2,531,981
5% 10/15/41	7,625,000	7,890,028
Series 2019 218, 4% 11/1/41 (d)	2,200,000	2,070,164
Series 2021 223:
4% 7/15/40 (d)	175,000	166,471
4% 7/15/46 (d)	7,110,000	6,516,823
Series 2021 226:
5% 10/15/33 (d)	145,000	156,337
5% 10/15/36 (d)	230,000	243,089
Series 2022 231, 5.5% 8/1/47 (d)	3,980,000	4,318,668
Series 214:
4% 9/1/37 (d)	470,000	458,070
4% 9/1/39 (d)	195,000	188,001
4% 9/1/43 (d)	890,000	829,697
Series 218, 5% 11/1/44 (d)	500,000	511,415
Series 221, 4% 7/15/45 (d)	305,000	281,331
Series 223:
4% 7/15/35 (d)	220,000	219,785
4% 7/15/36 (d)	135,000	133,319
4% 7/15/38 (d)	595,000	577,440
4% 7/15/39 (d)	1,130,000	1,089,671
TOTAL NEW YORK AND NEW JERSEY		32,799,117
Non-State Specific - 0.0%
Frete 2021-Ml12 Trust Series 2021, 1.3004% 7/25/41 (b)	3,414,458	326,124
North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
4% 6/1/39	55,000	55,778
4% 6/1/49	110,000	108,051
5% 6/1/46	980,000	1,050,761
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	185,000	201,653
5% 7/1/33	185,000	199,687
5% 7/1/35	110,000	117,324
5% 7/1/37	425,000	450,042
5% 7/1/42	160,000	167,591
Series 2017 B:
5% 7/1/23 (d)	20,000	20,235
5% 7/1/25 (d)	10,000	10,436
5% 7/1/26 (d)	10,000	10,552
5% 7/1/27 (d)	25,000	26,619
5% 7/1/28 (d)	20,000	21,232
5% 7/1/29 (d)	30,000	31,815
5% 7/1/30 (d)	30,000	31,801
5% 7/1/31 (d)	60,000	63,523
5% 7/1/32 (d)	60,000	63,338
5% 7/1/33 (d)	65,000	68,289
5% 7/1/34 (d)	65,000	67,891
5% 7/1/35 (d)	45,000	46,833
5% 7/1/36 (d)	40,000	41,526
5% 7/1/37 (d)	45,000	46,498
5% 7/1/42 (d)	145,000	148,211
Series 2017 C:
4% 7/1/32	175,000	178,086
4% 7/1/36	85,000	85,430
4% 7/1/37	85,000	85,200
Series 2019 A:
4% 7/1/44	400,000	384,317
5% 7/1/49	1,805,000	1,904,155
Series 2019 B:
4% 7/1/44 (d)	550,000	512,990
5% 7/1/49 (d)	565,000	576,387
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2020, 0.3%, tender 6/1/23 (b)	405,000	399,400
Greater Asheville Reg'l. Arpt. Auth. Series 2022 A, 5.5% 7/1/47 (Assured Guaranty Muni. Corp. Insured) (d)	4,170,000	4,455,228
Mecklenburg County Gen. Oblig.:
Series 2016 A, 5% 9/1/25	975,000	1,037,495
Series 2017 A, 5% 4/1/25	305,000	321,745
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	65,000	71,817
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	30,000	33,146
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	400,000	441,951
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	210,000	214,177
5% 5/1/29	110,000	120,635
5% 5/1/30	115,000	127,000
5% 5/1/31	210,000	233,428
North Carolina Dept. of Trans. Private Activity Rev. (I-77 Hot Lanes Proj.) Series 2015, 5% 6/30/54 (d)	250,000	250,256
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 44, 4% 7/1/50	305,000	305,147
Series 2021 46A, 3% 7/1/51	2,945,000	2,847,737
Series 2022 49:
5% 7/1/47	325,000	332,751
6% 7/1/53	1,000,000	1,086,409
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/32	725,000	814,766
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	1,270,000	1,270,000
Series 2019 C, 2.55%, tender 6/1/26 (b)	2,190,000	2,136,257
Series 2015:
5% 10/1/25	410,000	413,872
5% 10/1/30	320,000	318,749
5% 10/1/35	870,000	852,200
5% 6/1/40	3,730,000	3,771,808
5% 6/1/45	3,885,000	3,933,176
Series 2019 A:
4% 11/1/52	665,000	604,557
5% 12/1/29	80,000	86,075
5% 12/1/30	80,000	86,031
5% 12/1/32	60,000	64,245
5% 12/1/33	45,000	48,009
Series 2020 A:
3% 7/1/45	1,130,000	856,499
5% 10/1/40	195,000	193,623
5% 10/1/45	185,000	179,834
5% 10/1/50	115,000	110,161
Series 2021 A:
4% 3/1/29	55,000	51,458
4% 3/1/36	335,000	280,307
4% 3/1/41	95,000	74,808
4% 3/1/51	1,585,000	1,117,820
Series 2021 C:
4% 3/1/36	445,000	372,348
4% 3/1/42	730,000	564,603
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	295,000	288,783
5.25% 10/1/37	130,000	125,573
5.375% 10/1/45	1,655,000	1,564,462
(The Forest at Duke Proj.) Series 2021, 4% 9/1/51	1,450,000	1,162,415
(The Pines at Davidson Proj.) Series 2019 A, 5% 1/1/49	250,000	246,761
Series 2013, 6.25% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	635,000	648,092
Series 2015 A, 5% 9/1/37 (Pre-Refunded to 9/1/24 @ 100)	315,000	327,665
Series 2015:
4.7% 7/1/37	385,000	346,497
4.875% 7/1/40	755,000	674,029
5% 7/1/45	625,000	547,518
Series 2016:
5% 10/1/31	245,000	238,338
5% 10/1/37	220,000	206,803
Series 2017 A:
5% 7/1/47	165,000	142,783
5% 10/1/47 (Pre-Refunded to 10/1/23 @ 103)	250,000	262,164
Series 2017 C:
5% 9/1/41 (Pre-Refunded to 9/1/23 @ 103)	310,000	324,668
5% 9/1/46 (Pre-Refunded to 9/1/23 @ 103)	285,000	298,485
Series 2019 A:
5% 7/1/39	420,000	403,062
5% 7/1/44	615,000	574,926
5% 7/1/49	295,000	269,900
Series 2021 A:
4% 9/1/41	150,000	119,669
4% 9/1/47	135,000	101,114
4% 9/1/51	135,000	98,361
4% 1/1/52	370,000	280,308
Series 2021, 4% 9/1/46	150,000	123,998
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	2,255,000	2,391,267
Series 2015 C, 5% 1/1/29	445,000	471,538
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	595,000	604,534
5% 7/1/47	1,670,000	1,688,557
5% 7/1/51	3,535,000	3,567,177
5% 7/1/54	3,055,000	3,080,207
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/30	205,000	211,842
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	340,000	362,356
5% 1/1/32	580,000	598,111
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	170,000	177,231
Series 2018:
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	3,195,000	3,427,986
5% 1/1/40	2,415,000	2,450,259
Series 2019:
4% 1/1/55	180,000	149,988
5% 1/1/43	850,000	861,450
5% 1/1/44	315,000	318,733
5% 1/1/49	2,575,000	2,591,618
5% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	630,000	647,727
Northern Hosp. District Surry County Series 2017:
5% 10/1/27	320,000	334,620
5% 10/1/31	265,000	272,318
5% 10/1/33	290,000	295,418
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/27 (d)	295,000	313,474
5% 5/1/28 (d)	400,000	428,761
5% 5/1/29 (d)	315,000	340,913
5% 5/1/30 (d)	265,000	289,564
5% 5/1/31 (d)	285,000	310,366
5% 5/1/32 (d)	210,000	227,949
5% 5/1/33 (d)	210,000	226,508
5% 5/1/34 (d)	635,000	679,129
5% 5/1/35 (d)	295,000	313,666
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B:
5% 12/1/36	530,000	606,297
5% 12/1/38	620,000	703,004
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2016, 5% 2/1/46	60,000	61,656
TOTAL NORTH CAROLINA		75,636,377
North Dakota - 0.2%
Cass County Health Care Facilities Rev. Series 2018 B, 5.25% 2/15/53	250,000	255,505
Grand Forks Health Care Sys. Rev. Series 2021:
3% 12/1/46	500,000	369,951
4% 12/1/35	1,270,000	1,207,020
4% 12/1/36	805,000	758,028
4% 12/1/37	970,000	903,485
4% 12/1/38	885,000	814,466
5% 12/1/33	1,325,000	1,411,412
5% 12/1/34	1,590,000	1,686,400
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	2,670,000	2,580,855
Series 2021 B, 3% 7/1/52	2,115,000	2,018,084
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,395,000	1,597,832
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A:
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	495,000	481,463
4% 4/1/44 (Assured Guaranty Muni. Corp. Insured)	750,000	689,178
Ward County Health Care Facility Rev. Series 2017 C:
5% 6/1/34	830,000	795,426
5% 6/1/38	770,000	715,243
5% 6/1/48	740,000	652,315
5% 6/1/53	315,000	273,214
TOTAL NORTH DAKOTA		17,209,877
Ohio - 1.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	2,695,000	2,724,794
Series 2020, 5% 11/15/31	25,000	26,840
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	365,000	384,355
5% 8/1/26	245,000	262,366
5% 8/1/27	305,000	331,087
5% 8/1/28	345,000	376,338
5% 8/1/29	640,000	696,084
5% 8/1/30	515,000	558,573
Series 2020 A, 4% 12/1/40	2,825,000	2,747,100
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	85,000	89,909
5% 2/15/39	55,000	57,984
5% 2/15/44	175,000	182,274
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	290,000	297,043
Series 2016, 5% 2/15/46	1,675,000	1,706,119
Series 2019 C, 4% 2/15/39	1,000,000	969,925
Series 2021 A:
4% 2/15/34	2,475,000	2,533,980
4% 2/15/36	480,000	479,277
4% 2/15/38	1,675,000	1,637,500
5% 2/15/33	1,320,000	1,479,854
5% 2/15/35	845,000	939,132
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	855,000	612,193
4% 6/1/37	1,245,000	1,181,575
4% 6/1/38	760,000	715,614
4% 6/1/39	1,365,000	1,272,563
4% 6/1/48	2,615,000	2,274,996
5% 6/1/27	125,000	131,427
5% 6/1/29	230,000	245,931
5% 6/1/32	1,650,000	1,764,248
5% 6/1/33	5,475,000	5,829,888
5% 6/1/34	70,000	74,126
5% 6/1/35	95,000	100,078
5% 6/1/36	750,000	786,772
Series 2020 B2, 5% 6/1/55	41,135,000	37,688,985
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	770,000	779,898
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	45,000	46,884
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,185
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	120,000	124,668
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	55,000	57,015
Series 2018 B, 5% 1/1/48	1,750,000	1,803,489
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	110,000	119,152
5% 10/1/37	70,000	75,441
5% 10/1/38	85,000	91,403
Cleveland-Cuyahoga County Port Auth.:
(Centers for Dialysis Care Proj.) Series 2017 A, 5% 12/1/42	250,000	250,446
(Flats East Bank Proj.):
Series 2021 A, 4% 12/1/55 (f)	175,000	136,260
Series 2021 B, 4.5% 12/1/55 (f)	100,000	78,049
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	240,000	243,422
5.5% 12/1/53	1,370,000	1,379,027
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	85,000	83,287
4% 7/1/41	105,000	102,727
4% 7/1/46	220,000	198,088
4% 7/1/51	295,000	259,800
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.):
Series 2019, 4% 8/1/44	300,000	276,695
Series 2022 A:
5% 8/1/39	1,145,000	1,201,072
5.25% 8/1/40	1,205,000	1,282,874
5.25% 8/1/41	1,270,000	1,350,805
5.25% 8/1/42	1,340,000	1,420,214
Columbus City School District Series 2016 A:
5% 12/1/29	255,000	273,929
5% 12/1/32	55,000	58,723
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	120,000	127,193
Cuyahoga County Hosp. Rev. Series 2017:
4.75% 2/15/47	865,000	836,159
5% 2/15/37	250,000	255,753
5% 2/15/42	840,000	850,754
5% 2/15/52	250,000	250,117
5% 2/15/57	670,000	645,988
5.25% 2/15/47	525,000	528,332
5.5% 2/15/52	4,220,000	4,281,909
5.5% 2/15/57	6,505,000	6,593,070
Cuyahoga Metropolitan Hsg. Auth. (2045 Initiative Proj.) Series 2021, 2% 12/1/31	620,000	539,704
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
4.25% 6/15/24	25,000	25,031
5% 6/15/25	5,000	5,023
5% 6/15/26	5,000	5,021
5% 6/15/27	5,000	5,019
5% 6/15/28	5,000	5,017
5.25% 6/15/43	280,000	273,027
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,015,000	1,993,812
5% 12/1/51	2,955,000	2,850,066
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	775,000	832,266
5% 12/1/51	1,165,000	1,245,060
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	810,000	821,161
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	15,000	15,145
Series 2018 A, 4% 5/15/47	880,000	844,366
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	1,205,000	1,222,633
Greater Cincinnati Elderly Hsg. Dev. Corp. Series 1994 A, 6.6% 8/1/25	50,000	50,196
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016:
5% 1/1/36	440,000	424,021
5% 1/1/51	65,000	58,079
Series 2017 A, 5% 1/1/52	295,000	262,768
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	1,240,000	1,127,799
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	55,000	57,756
Indian Creek Loc Scd Series 2018 A, 5% 11/1/45	320,000	339,121
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	5,000	5,289
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	3,665,000	3,753,785
Marion County Health Care Rev. Series 2019:
5% 12/1/39	230,000	210,280
5.125% 12/1/49	255,000	223,512
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	30,000	30,397
5% 8/1/45	230,000	235,568
5% 8/1/49	2,100,000	2,138,152
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	370,000	328,392
Series 2021 A, 4% 8/1/41	2,005,000	1,859,072
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/51	800,000	712,314
5% 8/1/30	990,000	1,075,975
Series 2019 A:
4% 11/15/38	485,000	450,259
4% 11/15/45	225,000	195,602
5% 11/15/34	210,000	218,751
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	70,000	70,060
5% 2/15/27	10,000	10,005
5% 2/15/33	540,000	540,118
5% 2/15/44	705,000	667,049
Northeast Ohio Med. Univ. Series 2021 A:
4% 12/1/35	25,000	24,050
4% 12/1/45	20,000	17,660
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (d)(f)	2,420,000	2,229,735
(Pratt Paper (OH), LLC Proj.) Series 2017:
4.25% 1/15/38 (d)(f)	100,000	92,908
4.5% 1/15/48 (d)(f)	740,000	651,744
(Pratt Paper, LLC Proj.) Series 2017, 3.75% 1/15/28 (d)(f)	1,610,000	1,575,428
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	1,800,000	1,653,602
Bonds:
(American Elec. Co. Proj.):
Series 2005 D, 2.1%, tender 10/1/24 (b)(d)	5,965,000	5,743,130
Series 2007 B, 2.5%, tender 10/1/29 (b)(d)	360,000	318,453
Series 2014 B, 2.6%, tender 10/1/29 (b)(d)	985,000	877,063
(American Elec. Pwr. Co. Proj.):
Series 2005 C, 2.1%, tender 10/1/24 (b)(d)	835,000	803,942
Series 2014 C, 2.1%, tender 10/1/24 (b)(d)	1,790,000	1,723,420
(Duke Energy Corp. Proj.) Series 2022 B, 4%, tender 6/1/27 (b)	835,000	836,093
Series 2022 B, 4.25%, tender 6/1/27 (b)(d)	1,975,000	1,964,787
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	470,000	530,542
5% 3/1/29	630,000	711,153
5% 3/1/30	570,000	651,551
5% 3/1/30	855,000	977,326
Series 2021 B:
5% 2/1/29	1,140,000	1,285,130
5% 2/1/30	950,000	1,084,564
Series 2021 C:
5% 3/15/29	1,425,000	1,609,561
5% 3/15/30	1,425,000	1,629,826
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2018, 5.25% 1/1/48	250,000	200,857
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	45,000	45,000
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	45,000	41,960
5% 7/1/35	170,000	183,129
5% 7/1/42	290,000	305,704
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	110,000	114,329
(The Univ. of Findlay 2019 Proj.) Series 2019, 5% 3/1/44	250,000	246,762
(Tiffin Univ. 2019 Proj.) Series 2019, 4% 11/1/49	250,000	185,494
(Univ. of Dayton 2018 Proj.) Series 2018 B, 5% 12/1/34	130,000	138,175
(Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,070,000	1,130,440
Series 2016, 5% 11/1/41	640,000	655,434
Series 2019, 4% 10/1/44	100,000	90,145
Series 2022:
5.125% 12/1/42	305,000	309,428
5.375% 12/1/52	310,000	315,264
Ohio Hosp. Facilities Rev.:
Series 2017 A:
4% 1/1/39	1,500,000	1,508,019
5% 1/1/29	760,000	836,405
5% 1/1/31	10,000	10,993
Series 2019 B, 4% 1/1/41	750,000	748,774
Series 2021 B:
5% 1/1/25	845,000	883,337
5% 1/1/26	990,000	1,054,859
5% 1/1/27	2,295,000	2,486,095
Ohio Hosp. Rev.:
Series 2020 A:
4% 1/15/38	150,000	141,798
4% 1/15/39	280,000	263,316
4% 1/15/50	245,000	213,969
5% 1/15/50	2,710,000	2,762,724
Series 2020:
3% 1/15/45	2,150,000	1,597,387
4% 11/15/36	135,000	126,223
4% 11/15/38	130,000	119,447
4% 11/15/40	125,000	112,912
5% 11/15/34	180,000	189,648
Series 2021 E:
4% 1/15/37	480,000	457,603
4% 1/15/41	320,000	297,497
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Sanctuary at Springboro Proj.) Series 2017, 5.45% 1/1/38 (f)	250,000	194,892
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	115,000	116,497
(Mtg.-Backed Securities Prog.) Series 2018 A, 4.5% 9/1/48	640,000	647,876
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	1,415,000	1,609,444
5% 12/15/30	1,270,000	1,465,536
5% 12/15/31	90,000	104,870
5% 12/15/32	110,000	130,013
Ohio Private Activity Rev. (Portsmouth Bypass Proj.):
Series 2015 A, 5% 12/31/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,650,000	1,683,372
Series 2015:
5% 12/31/39 (d)	565,000	566,425
5% 6/30/53 (d)	400,000	397,780
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	75,000	80,222
Ohio State Univ. Gen. Receipts Series 2021 A, 4% 12/1/48	2,400,000	2,314,922
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	645,000	268,861
(Infrastructure Projs.):
Series 2013 A1, 5% 2/15/28	35,000	35,181
Series 2022 A, 5% 2/15/39	585,000	660,119
Series A, 5% 2/15/51	6,640,000	7,182,319
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2020 B, 5% 12/1/24	75,000	78,543
Series 2021 A, 4% 12/1/46	600,000	596,522
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/22	25,000	25,000
5% 12/1/23	30,000	30,580
5% 12/1/24	35,000	36,238
5% 12/1/25	30,000	31,546
5% 12/1/26	40,000	42,660
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	125,000	130,860
5% 2/15/27	105,000	109,677
5% 2/15/29	340,000	353,517
5% 2/15/34	55,000	56,471
Series 2019, 5% 2/15/29	780,000	812,795
Toledo Hosp. 6.015% 11/15/48	500,000	361,875
Toledo Wtrwks. Rev. Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	240,000	242,743
Toledo-Lucas County Port Auth.:
(Univ. of Toledo Parking Proj.) Series 2021, 4% 1/1/57	250,000	184,566
Series 2014 A, 5% 7/1/46	250,000	229,262
Univ. of Akron Gen. Receipts:
Series 2016 A, 5% 1/1/35	545,000	561,505
Series 2019 A:
4% 1/1/28	205,000	212,442
5% 1/1/26	115,000	120,349
5% 1/1/30	100,000	109,645
Univ. of Cincinnati Gen. Receipts Series 2016 C:
5% 6/1/41	320,000	333,650
5% 6/1/46	500,000	518,336
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	660,000	667,659
6% 12/1/29	700,000	709,497
6% 12/1/30	740,000	749,769
6% 12/1/31	790,000	797,873
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	80,000	80,000
TOTAL OHIO		193,386,133
Oklahoma - 0.2%
Catoosa Indl. Auth. Series 2018, 4% 10/1/28	20,000	19,045
Garfield County Edl. Facilities Auth. (Enid Pub. Schools Proj.) Series 2016 A:
5% 9/1/28	750,000	802,306
5% 9/1/29	750,000	800,386
Lincoln County Edl. Facilities Rev. (Stroud Pub. Schools Proj.) Series 2016:
5% 9/1/28	500,000	528,867
5% 9/1/29	250,000	263,532
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019:
4% 9/1/45	1,165,000	988,046
5% 9/1/45	500,000	503,960
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	275,000	278,886
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	60,000	62,445
5% 10/1/28	155,000	164,694
5% 10/1/29	170,000	180,488
5% 10/1/32	60,000	63,366
5% 10/1/36	120,000	126,564
5% 10/1/39	245,000	258,129
Oklahoma County Fin. Auth. Rev.:
(Epworth Villa Proj.):
Series 2004 B, 5.75% 4/1/27 (b)	90,000	49,500
Series 2005 B, 6% 4/1/30 (b)	115,000	63,250
Series 2012 A:
5% 4/1/33	435,000	239,250
5.125% 4/1/42	420,000	231,000
Series 2005 A, 5.875% 4/1/30	550,000	302,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/29	30,000	29,549
5% 8/15/33	170,000	162,461
5% 8/15/38	240,000	215,024
5.25% 8/15/43	80,000	73,477
5.25% 8/15/48	1,490,000	1,327,458
5.5% 8/15/52	2,110,000	1,933,410
5.5% 8/15/57	1,945,000	1,762,916
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	25,000	25,515
5% 8/1/44	570,000	555,976
Series 2015, 5% 7/1/42	315,000	265,837
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2018 A, 4.75% 9/1/48	350,000	356,649
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C:
4% 1/1/42	500,000	501,461
5% 1/1/47	385,000	400,552
Payne County Econ. Dev. Auth. Series 2016 A, 6.875% 11/1/46	455,845	1,140
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017:
5% 11/15/31	265,000	266,609
5.25% 11/15/37	175,000	176,665
5.25% 11/15/45	1,455,000	1,451,109
Tulsa Int'l. Arpt. Gen. Rev. Series 2015 A, 5% 6/1/45 (Pre-Refunded to 6/1/24 @ 100) (d)	160,000	164,727
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (d)	1,550,000	1,553,001
Weatherford Indl. Trust Edl. Facilities Lease Rev. (Weatherford Pub. Schools Proj.) Series 2019, 5% 3/1/33	500,000	542,832
TOTAL OKLAHOMA		17,692,582
Oregon - 0.4%
Beaverton School District Series 2022 A:
0% 6/15/37	8,000,000	4,342,908
0% 6/15/38	5,000,000	2,565,317
0% 6/15/39	5,000,000	2,417,920
0% 6/15/40	5,000,000	2,272,920
0% 6/15/41	1,250,000	536,085
Clackamas County Hosp. Facility Auth.:
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	195,000	180,848
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	135,000	134,265
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	70,000	68,059
5% 11/15/52	210,000	192,080
Medford Hosp. Facilities Auth. Rev.:
(Asante Projs.) Series 2020 A:
4% 8/15/50	320,000	292,255
5% 8/15/36	85,000	91,255
5% 8/15/38	235,000	250,588
5% 8/15/45	725,000	756,019
Series 2013 A, 5% 10/1/42	250,000	251,806
Multnomah County Hosp. Facilities Auth. Rev.:
Series 2021 B1, 1.2% 6/1/28	165,000	140,193
Series 2021 B2, 0.95% 6/1/27	435,000	379,243
Series 2021 C, 1.25% 6/1/26	210,000	189,127
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2016 A, 5% 6/1/46	3,385,000	3,443,809
Series 2020 A, 5% 10/1/40	160,000	162,892
Series 2022 A, 5% 6/1/52	2,200,000	2,278,145
Series 2022 B, 5% 6/1/30	675,000	747,053
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/34	1,600,000	1,692,700
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	555,000	546,911
Series 2019 A, 4% 7/1/50	1,780,000	1,781,215
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	120,000	61,325
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (d)	1,170,000	1,191,141
Series 2020 26B:
5% 7/1/37	170,000	185,042
5% 7/1/40	145,000	155,571
Series 2020 26C, 5% 7/1/28 (d)	265,000	283,163
Series 2020 27A:
4% 7/1/39 (d)	1,475,000	1,395,629
5% 7/1/45 (d)	1,895,000	1,947,911
Series 2020, 5% 7/1/37 (d)	1,200,000	1,262,318
Series 2022 28:
5% 7/1/41 (d)	4,240,000	4,425,993
5% 7/1/52 (d)	3,555,000	3,640,372
Salem Hosp. Facility Auth. Rev.:
(Cap. Manor Proj.) Series 2022:
4% 5/15/40	100,000	82,323
4% 5/15/47	660,000	505,763
4% 5/15/57	135,000	96,622
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,460,000	1,058,214
Series 2016 A, 4% 5/15/41	620,000	596,263
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2017 B:
5% 6/15/30	850,000	930,716
5% 6/15/33	370,000	402,008
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	60,000	65,191
5% 6/15/35	175,000	188,827
5% 6/15/36	170,000	182,613
5% 6/15/38	170,000	181,798
Yamhill County Hosp. Auth. Rev.:
Series 2016 A:
4% 11/15/26	40,000	38,139
5% 11/15/31	50,000	47,436
5% 11/15/36	65,000	58,970
5% 11/15/46	185,000	154,661
Series 2021 A:
5% 11/15/36	155,000	137,926
5% 11/15/46	365,000	297,439
5% 11/15/51	155,000	123,152
5% 11/15/56	855,000	660,255
Series 2021 B1, 2.5% 11/15/28	185,000	163,456
Series 2021 B2, 2.125% 11/15/27	70,000	62,289
Series 2021 B3, 1.75% 11/15/26	105,000	96,767
TOTAL OREGON		46,392,906
Pennsylvania - 3.1%
Aliquippa Muni. Wtr. Auth. Series 2021:
4% 11/15/51	320,000	293,672
4% 11/15/55	340,000	309,232
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	225,895
4% 1/1/56 (d)	750,000	650,392
5% 1/1/51 (d)	6,560,000	6,682,179
5% 1/1/56 (d)	3,980,000	4,033,838
Series 2021 B:
5% 1/1/51	830,000	862,412
5% 1/1/56	700,000	720,335
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/44	1,410,000	1,281,638
4% 4/1/44	400,000	376,407
5% 4/1/47	230,000	232,791
Series 2019 A:
4% 7/15/36	140,000	138,978
4% 7/15/37	1,085,000	1,066,943
4% 7/15/39	1,325,000	1,271,623
Allegheny County Indl. Dev. Auth. Enviromental Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 4.875% 11/1/24	170,000	170,254
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	530,000	427,354
4% 12/1/41	935,000	663,575
4.25% 12/1/50	1,040,000	699,414
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(615 Waterfront Proj.) Series 2021, 6% 5/1/42 (f)	300,000	298,987
(City Ctr. Proj.) Series 2018, 5.125% 5/1/32 (f)	300,000	288,395
(City Ctr. Rfdg. Proj.):
Series 2017:
5% 5/1/27 (f)	1,505,000	1,491,735
5% 5/1/32 (f)	490,000	475,820
5% 5/1/42 (f)	1,665,000	1,506,427
Series 2018:
5% 5/1/33 (f)	490,000	472,153
5% 5/1/42 (f)	1,150,000	1,040,475
5.375% 5/1/42 (f)	1,340,000	1,250,602
Series 2022:
5% 5/1/28	25,000	26,157
5% 5/1/30	25,000	26,155
5% 5/1/31	95,000	99,309
5% 5/1/32	135,000	140,527
5% 5/1/33	115,000	118,976
5% 5/1/34	105,000	107,767
5% 5/1/35	120,000	122,118
5% 5/1/42	2,420,000	2,364,284
5.25% 5/1/42 (f)	1,420,000	1,314,539
Allentown School District Series 2019 C:
4% 2/1/35	245,000	246,104
4% 2/1/36	230,000	230,145
Armstrong School District Series 2019 A:
4% 3/15/35	105,000	106,927
4% 3/15/36	225,000	228,486
4% 3/15/37	105,000	106,061
4% 3/15/38	105,000	105,700
4% 3/15/41	530,000	528,229
Beaver County Econ. Dev. Auth. Series 2020:
4% 11/15/35	485,000	496,974
4% 11/15/36	180,000	183,188
Berks County Indl. Dev. Auth. Health Sys. Rev.:
(Tower Health Proj.) Series 2017:
5% 11/1/28	240,000	208,722
5% 11/1/37	200,000	148,367
5% 11/1/47	310,000	210,034
(Tower Heatlh Proj.) Series 2017:
5% 11/1/29	840,000	715,987
5% 11/1/30	430,000	357,223
Berks County Muni. Auth. Rev.:
(The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	1,635,000	1,140,070
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (b)	2,110,000	1,892,808
Series 2020 B3, 5%, tender 2/1/30 (b)	895,000	747,216
Bucks County Indl. Dev. Auth. Hosp. Rev.:
(Grand View Hosp. Proj.) Series 2021, 4% 7/1/51	250,000	182,053
(St. Luke's Univ. Health Network Proj.) Series 2019:
4% 8/15/44	190,000	173,817
4% 8/15/50	955,000	830,221
Series 2021:
5% 7/1/32	355,000	364,743
5% 7/1/34	40,000	40,531
5% 7/1/36	40,000	39,968
5% 7/1/37	80,000	78,836
5% 7/1/38	1,035,000	1,014,084
5% 7/1/39	165,000	160,419
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	2,935,000	2,956,995
5% 7/1/39	670,000	666,056
Cambria County Gen. Oblig. Series 2020 B:
4% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	45,000	46,568
4% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	55,000	56,778
4% 8/1/35 (Assured Guaranty Muni. Corp. Insured)	65,000	66,177
4% 8/1/36 (Assured Guaranty Muni. Corp. Insured)	35,000	35,389
Canon McMillan School District Series 2019:
4% 6/1/46	625,000	598,777
4% 6/1/48	925,000	878,394
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	55,000	58,896
5% 7/15/27	120,000	130,391
5% 7/15/29	190,000	208,309
5% 7/15/32	120,000	131,282
5% 7/15/38	55,000	59,552
Chartiers Valley School District Series 2021 A, 3% 10/15/49	3,585,000	2,658,248
Chester County Health & Ed. Auth. Rev. (Simpson Sr. Svcs. Proj.) Series 2019, 5% 12/1/51	420,000	352,056
Chester County Indl. Dev. Auth. Rev.:
(Collegium Charter School Proj.) Series 2022, 5.875% 10/15/47 (f)	1,560,000	1,512,330
(Longwood Gardens, Inc. Proj.) Series 2021:
4% 12/1/46	850,000	791,498
4% 12/1/51	1,000,000	927,011
Series 2017 A:
4.75% 12/15/37	235,000	232,441
5% 12/15/47	110,000	109,869
5% 12/15/51	135,000	133,579
Chichester School District Series 2022:
4% 9/15/30	180,000	190,117
4% 9/15/31	105,000	110,462
4% 9/15/32	105,000	110,360
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	25,377
Commonwealth Fing. Auth. Rev.:
Series 2015 B1, 5% 6/1/25	440,000	462,637
Series 2019 B, 5% 6/1/26	45,000	48,046
Series 2020 A:
5% 6/1/26	1,235,000	1,318,597
5% 6/1/28	670,000	736,728
5% 6/1/29	110,000	122,453
5% 6/1/32	190,000	210,562
Commonwealth Fing. Auth. Tobacco:
Series 2018 A, 5% 6/1/31	1,050,000	1,151,032
Series 2018:
4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,052,443
5% 6/1/31	480,000	523,650
5% 6/1/32	735,000	799,455
5% 6/1/33	265,000	287,343
5% 6/1/34	250,000	269,906
Cumberland County Muni. Auth. Rev.:
Series 2015:
4% 1/1/33	165,000	156,825
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	225,000	230,781
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	65,000	66,670
5% 1/1/23	100,000	100,097
5% 1/1/23 (Escrowed to Maturity)	65,000	65,128
5% 1/1/23 (Escrowed to Maturity)	25,000	25,049
5% 1/1/38	1,230,000	1,239,366
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	1,005,000	1,051,428
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	240,000	251,087
Series 2019:
4% 11/1/35	240,000	239,494
4% 11/1/37	480,000	473,475
4% 11/1/49	910,000	820,953
Series 2021 A:
4.5% 1/1/36 (f)	555,000	483,914
4.5% 1/1/40 (f)	1,945,000	1,637,647
4.5% 1/1/41 (f)	590,000	491,979
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	105,000	98,591
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	130,000	136,541
5% 6/1/29	215,000	224,988
5% 6/1/34	75,000	77,673
Dauphin County Gen. Auth. Rev. (The Harrisburg Univ. of Science and Technology Proj.):
Series 2017:
5% 10/15/34 (f)	300,000	285,524
5.125% 10/15/41 (f)	300,000	273,726
Series 2020:
5.875% 10/15/40 (f)	300,000	300,049
6.25% 10/15/53 (f)	300,000	301,725
Dauphin County Indl. Dev. Auth. Series 1992 A, 6.9% 6/1/24 (d)	580,000	612,545
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,075,000	1,925,889
Series 2017:
5% 7/1/26	65,000	65,481
5% 7/1/28	250,000	251,703
5% 7/1/29	965,000	971,785
5% 7/1/30	90,000	90,592
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2007 C, 3 month U.S. LIBOR + 0.750% 2.815% 6/1/37 (b)(c)	1,560,000	1,332,037
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	220,000	186,178
Series 2019:
4% 7/1/45	120,000	86,918
5% 7/1/49	1,965,000	1,639,358
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	305,000	303,201
4% 7/15/35	315,000	308,878
4% 7/15/37	605,000	583,983
5% 7/15/25	50,000	51,918
5% 7/15/26	150,000	157,568
5% 7/15/27	260,000	275,140
5% 7/15/28	190,000	202,034
5% 7/15/29	200,000	211,762
5% 7/15/30	270,000	285,092
5% 7/15/31	185,000	194,800
5% 7/15/32	190,000	199,695
5% 7/15/34	210,000	219,198
5% 7/15/36	610,000	631,673
5% 7/15/38	730,000	743,803
5% 7/15/43	850,000	866,750
East Hempfield Township Indl. Dev. Auth. Rev.:
Series 2014:
5% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	140,000	144,790
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	240,000	248,211
5% 7/1/46 (Pre-Refunded to 7/1/24 @ 100)	270,000	279,237
Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	190,000	200,755
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	250,000	264,151
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	1,705,000	1,801,513
Erie Higher Ed. Bldg. Auth. Series 2016:
5% 9/15/37 (f)	160,000	150,419
5% 9/15/37 (Pre-Refunded to 9/15/26 @ 100) (f)	35,000	37,426
Erie School District Gen. Oblig. Series 2019 A, 5% 4/1/34	175,000	192,478
Erie Wtr. Auth. Rev. Series 2016, 5% 12/1/43 (Pre-Refunded to 12/1/26 @ 100)	480,000	522,441
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	295,000	255,087
5% 12/1/43	170,000	142,375
5% 12/1/48	185,000	151,595
5% 12/1/53	195,000	155,978
Geisinger Auth. Health Sys. Rev. Series 2020 A, 4% 4/1/39	705,000	684,164
Huntingdon County Gen. Auth. Rev. (Aicup Fing. Prog. - Juniata College Proj.) Series 2016 OO2, 5% 5/1/46	250,000	255,668
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	35,000	34,118
5.5% 7/1/45	140,000	132,887
Series 2021:
5% 11/1/46	3,615,000	3,695,811
5% 11/1/51	185,000	188,351
Lehigh County Auth. Wtr. and Swr. Rev.:
Series 2013 A, 5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,100,000	1,126,401
Series 2013 B, 0% 12/1/36	2,580,000	1,401,036
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	315,000	321,711
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	110,000	108,411
4% 7/1/38	120,000	116,599
4% 7/1/39	140,000	135,013
4% 7/1/49	4,195,000	3,773,236
5% 7/1/23	60,000	60,739
5% 7/1/24	110,000	113,470
5% 7/1/26	120,000	127,621
5% 7/1/27	130,000	139,729
5% 7/1/28	135,000	146,668
5% 7/1/44	140,000	142,032
Luzerne County Series 2017 A:
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	140,000	143,167
5% 12/15/24 (Assured Guaranty Muni. Corp. Insured)	145,000	150,949
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	130,000	139,996
5% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	335,000	368,861
Lycoming County Auth. College Rev. (Pennsylvania College of Technology) Series 2021 A, 5% 7/1/30	425,000	475,901
Maxatawny Township Muni. Auth. Rev. Series 2022 A:
4.5% 1/1/45	545,000	478,957
5% 1/1/39	60,000	59,735
5% 1/1/40	205,000	203,133
5% 1/1/41	150,000	147,714
5% 1/1/42	155,000	151,821
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	120,000	126,828
5% 7/1/27	120,000	126,631
5% 7/1/28	120,000	126,164
5% 7/1/34	450,000	460,802
5% 7/1/36	655,000	666,608
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	100,697
Montgomery County Higher Ed. & Health Auth. Rev.:
(Philadelphia Presbytery Homes, Inc. Proj.) Series 2017, 4% 12/1/48	400,000	311,991
Series 2014 A:
5% 10/1/23	180,000	182,034
5% 10/1/24	140,000	142,709
5% 10/1/25	125,000	125,993
5% 10/1/27	60,000	60,381
Series 2016 A:
5% 10/1/28	185,000	186,619
5% 10/1/29	325,000	327,687
5% 10/1/30	245,000	246,853
5% 10/1/31	555,000	558,449
5% 10/1/32	10,000	10,048
5% 10/1/36	1,255,000	1,241,193
5% 10/1/40	795,000	768,518
Series 2018 A:
5% 9/1/32	560,000	602,300
5% 9/1/33	425,000	454,541
5% 9/1/34	810,000	859,839
5% 9/1/37	740,000	774,031
5% 9/1/43	710,000	721,895
Series 2019:
4% 9/1/36	50,000	48,875
4% 9/1/37	50,000	48,517
4% 9/1/38	110,000	105,999
4% 9/1/39	70,000	66,923
4% 9/1/44	725,000	667,494
4% 9/1/49	1,000,000	897,626
4% 9/1/49	400,000	352,869
4% 9/1/51	805,000	702,816
5% 9/1/23	30,000	30,442
5% 9/1/24	45,000	46,388
5% 9/1/31	145,000	158,010
Series 2020:
5% 4/1/23	25,000	25,116
5% 4/1/24	25,000	25,423
5% 4/1/25	20,000	20,535
5% 4/1/26	20,000	20,697
5% 4/1/27	40,000	41,725
Series 2022 B, 5% 5/1/57	250,000	250,073
Series 2022, 3.125% 5/1/53 (Assured Guaranty Muni. Corp. Insured)	650,000	472,173
Montgomery County Indl. Dev. Auth. Series 2015 A:
5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	70,000	73,428
5.25% 1/15/45 (Pre-Refunded to 1/15/25 @ 100)	3,510,000	3,681,911
Montgomery County Indl. Dev. Auth. Rev.:
Series 2015:
5.25% 1/1/40	490,000	467,647
5.375% 1/1/50	2,185,000	2,016,883
Series 2016, 5% 11/15/36	250,000	249,993
Series 2020 C, 5% 11/15/45	650,000	625,098
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	580,000	488,752
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	90,000	92,800
Series 2018 A, 4% 8/15/48	1,950,000	1,800,581
Series 2016 A, 5% 8/15/46	3,650,000	3,668,344
Northeastern Pennsylvania Hosp. and Ed. Auth. (King's College Proj.) Series 2019:
5% 5/1/32	95,000	97,926
5% 5/1/33	125,000	128,556
5% 5/1/44	275,000	272,493
5% 5/1/49	170,000	166,084
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	40,000	43,306
5% 7/1/36	55,000	59,353
5% 7/1/37	45,000	48,484
5% 7/1/38	40,000	42,925
5% 7/1/43	110,000	115,902
Pennsylvania Econ. Dev.:
Series 2013 B2:
0% 1/1/35	320,000	182,125
0% 1/1/36	340,000	181,163
0% 1/1/37	325,000	161,857
0% 1/1/38	335,000	156,975
0% 1/1/39	370,000	163,022
0% 1/1/40	355,000	146,973
0% 1/1/41	340,000	132,219
0% 1/1/42	325,000	119,361
0% 1/1/43	310,000	107,320
0% 1/1/46	745,000	220,361
0% 1/1/47	775,000	216,415
Series 2013, 0% 1/1/49	1,555,000	268,604
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 4% 11/15/36	500,000	495,356
Series 2020 A:
5% 4/15/24	35,000	36,011
5% 4/15/25	50,000	52,365
5% 4/15/26	160,000	170,046
Series 2020:
4% 1/1/26	235,000	237,057
4% 1/1/27	160,000	160,866
4% 1/1/28	165,000	165,272
4% 1/1/31	40,000	39,848
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (d)(f)	580,000	438,769
Bonds:
(Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (b)(d)(f)	1,620,000	1,843,952
(Waste Mgmt., Inc. Proj.) Series 2013, 4%, tender 2/1/23 (b)(d)	3,000,000	3,003,493
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	430,000	403,918
Series 2011, 2.15%, tender 7/1/24 (b)(d)	3,955,000	3,820,490
Pennsylvania Gen. Oblig. Series 2013 1:
4% 4/1/31	875,000	878,159
4% 4/1/32	1,500,000	1,505,191
Pennsylvania Higher Ed. Assistance Agcy. Rev.:
Series 2021 A:
2.625% 6/1/42 (d)	295,000	244,580
5% 6/1/30 (d)	50,000	52,957
Series 2022 A, 4.5% 6/1/43 (d)	230,000	227,182
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	515,000	532,850
Series 2017:
5% 5/1/35	150,000	156,188
5% 5/1/37	190,000	196,656
5% 5/1/41	860,000	880,921
Series 2007 A, 3 month U.S. LIBOR + 0.650% 3.166% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(c)	1,180,000	1,032,257
Series 2012, 5% 11/1/42	90,000	90,017
Series 2014, 5% 7/15/38	335,000	338,456
Series 2015 A, 5% 9/1/39	440,000	448,463
Series 2016:
5% 5/1/28	60,000	63,110
5% 5/1/29	55,000	57,823
5% 5/1/31	55,000	57,487
5% 5/1/32	150,000	156,185
5% 5/1/33	210,000	218,236
5% 5/1/34	105,000	108,993
Series 2018 A, 5% 2/15/48	1,625,000	1,714,139
Series 2019 A:
5% 3/1/38	210,000	221,016
5% 3/1/39	50,000	52,308
Series 2019:
4% 8/15/49	2,875,000	2,751,725
5% 8/15/49	250,000	259,781
Series 2020:
5% 6/15/23	4,585,000	4,642,091
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,635,479
Series 2021 A, 4% 8/15/43	960,000	942,320
Series 2022 B, 4% 8/15/42	375,000	369,486
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	300,000	297,243
Series 2021 134 A, 3% 10/1/49	2,870,000	2,798,182
Series 2021 134B, 5% 4/1/27 (d)	945,000	998,865
Series 2021 135A, 3% 10/1/51	2,005,000	1,954,098
Series 2021 135B:
5% 4/1/28 (d)	500,000	536,730
5% 4/1/29 (d)	510,000	553,297
5% 10/1/29 (d)	510,000	556,115
5% 4/1/30 (d)	515,000	564,374
5% 10/1/30 (d)	295,000	324,860
Series 2021 137, 3% 10/1/51	3,020,000	2,868,202
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	270,000	284,121
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	45,000	48,801
Pennsylvania State Univ.:
Series 2019 A, 5% 9/1/48	1,390,000	1,487,861
Series 2020 A, 4% 9/1/50	95,000	91,979
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2021 A, 4% 12/1/51	2,245,000	2,119,939
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 A1, 5% 12/1/40	2,000,000	2,052,334
Series 2016, 5% 6/1/36	130,000	134,489
Series 2017 A1:
5% 12/1/42	600,000	624,748
5% 12/1/47	960,000	991,748
Series 2018 A2:
5% 12/1/43	245,000	256,713
5% 12/1/48	2,590,000	2,682,730
Series 2019 A:
5% 12/1/34	1,095,000	1,185,954
5% 12/1/44	1,070,000	1,135,421
Series 2021 A:
4% 12/1/39	1,205,000	1,205,647
4% 12/1/43	190,000	184,917
4% 12/1/46	320,000	304,890
4% 12/1/50	1,070,000	946,170
4% 12/1/51	250,000	237,657
5% 12/1/47	1,870,000	1,962,585
Series 2021 B:
4% 12/1/46	950,000	905,143
4% 12/1/51	400,000	356,523
5% 12/1/46	6,355,000	6,688,284
Series 2021 C:
4% 12/1/51	1,225,000	1,154,831
5% 12/1/27	530,000	583,455
5% 12/1/28	510,000	570,403
Series 2022 B, 5.25% 12/1/52	1,575,000	1,690,846
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	120,000	125,874
5% 7/1/26	120,000	127,914
5% 7/1/27	100,000	108,237
5% 7/1/28	30,000	32,454
5% 7/1/29	30,000	32,434
5% 7/1/30	30,000	32,340
5% 7/1/31	35,000	37,683
5% 7/1/32	30,000	32,245
5% 7/1/33	35,000	37,531
5% 7/1/42	135,000	139,685
Series 2017 B:
5% 7/1/23 (d)	185,000	186,903
5% 7/1/26 (d)	365,000	382,372
5% 7/1/27 (d)	305,000	323,026
5% 7/1/28 (d)	365,000	386,052
5% 7/1/29 (d)	270,000	284,702
5% 7/1/32 (d)	365,000	382,172
5% 7/1/33 (d)	1,170,000	1,222,190
5% 7/1/34 (d)	535,000	556,744
5% 7/1/37 (d)	545,000	562,229
5% 7/1/42 (d)	1,640,000	1,670,875
5% 7/1/42 (d)	2,385,000	2,433,854
5% 7/1/47 (d)	4,355,000	4,399,484
Series 2021:
4% 7/1/46 (d)	500,000	451,214
5% 7/1/26 (d)	9,065,000	9,496,437
5% 7/1/27 (d)	12,490,000	13,228,174
5% 7/1/28 (d)	1,325,000	1,416,506
5% 7/1/34 (d)	2,650,000	2,837,039
5% 7/1/35 (d)	1,425,000	1,516,232
5% 7/1/51 (d)	2,400,000	2,448,653
Philadelphia Auth. for Indl. Dev.:
(First Philadelphia Preparatory Charter School Proj.) Series 2014 A, 7.25% 6/15/43	300,000	312,287
(Saint Joseph's Univ. Proj.) Series 2022:
5.25% 11/1/52	1,500,000	1,542,494
5.5% 11/1/60	1,915,000	1,988,209
Series 2015 1, 5% 4/1/33	35,000	36,206
Series 2016 2, 5% 4/1/34	2,265,000	2,337,896
Series 2016 A, 5.375% 8/1/51	325,000	330,211
Series 2016 B:
5.625% 8/1/36	65,000	65,539
5.75% 8/1/46	215,000	215,332
6% 8/1/51	250,000	252,425
Series 2017 A:
5% 9/1/35	220,000	230,351
5% 9/1/42	2,305,000	2,348,124
Series 2017 I:
5% 12/1/37	440,000	456,226
5% 12/1/58	1,770,000	1,774,093
5.5% 12/1/58 (f)	105,000	93,096
Series 2017:
5% 3/15/45 (f)	250,000	225,139
5% 11/1/47	1,645,000	1,657,340
Series 2022 A:
5.25% 6/15/52	100,000	90,700
5.375% 6/15/57	145,000	130,499
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	560,000	498,200
5% 7/1/42	710,000	606,105
5% 7/1/49	860,000	707,518
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/30	1,625,000	1,824,958
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	130,000	124,909
Series 2015:
5% 8/1/26	55,000	57,643
5% 8/1/27	55,000	57,600
5% 8/1/28	110,000	115,142
Series 2016, 5% 10/1/33	620,000	662,007
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	75,000	80,208
Series 2019 B:
5% 2/1/32	1,120,000	1,213,331
5% 2/1/33	90,000	97,145
5% 2/1/34	145,000	157,523
5% 2/1/35	995,000	1,066,690
5% 2/1/36	720,000	771,910
5% 2/1/37	685,000	729,939
5% 2/1/38	540,000	573,873
Series 2021 A, 5% 5/1/32	500,000	558,793
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Series 2022:
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	370,000	400,216
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	530,000	570,601
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	705,000	739,287
5% 7/1/30	140,000	144,988
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/24	405,000	408,228
Philadelphia School District:
Series 2015 A:
5% 9/1/30	650,000	681,953
5% 9/1/34	195,000	203,174
5% 9/1/35	290,000	301,692
Series 2016 D:
5% 9/1/25	1,070,000	1,124,907
5% 9/1/26	1,115,000	1,186,248
5% 9/1/27	1,180,000	1,260,136
5% 9/1/28	985,000	1,051,173
Series 2016 F:
5% 9/1/28	1,700,000	1,809,867
5% 9/1/29	1,300,000	1,381,651
5% 9/1/37	215,000	221,898
Series 2016, 5% 9/1/38	50,000	51,517
Series 2018 A:
5% 9/1/26	90,000	95,849
5% 9/1/33	65,000	70,183
5% 9/1/34	80,000	85,948
5% 9/1/35	55,000	58,848
5% 9/1/36	310,000	330,729
5% 9/1/37	215,000	228,736
5% 9/1/38	290,000	307,794
Series 2018 B, 5% 9/1/43	635,000	667,182
Series 2019 A:
4% 9/1/35	1,135,000	1,147,603
4% 9/1/36	440,000	438,397
4% 9/1/37	260,000	258,091
4% 9/1/38	375,000	369,908
4% 9/1/39	210,000	206,053
5% 9/1/23	40,000	40,706
5% 9/1/26	130,000	138,307
5% 9/1/30	1,050,000	1,155,872
5% 9/1/31	830,000	911,799
5% 9/1/32	65,000	71,240
5% 9/1/33	115,000	126,494
5% 9/1/33	385,000	420,450
5% 9/1/34	480,000	520,700
5% 9/1/44	1,925,000	2,036,577
Series 2019 B:
5% 9/1/25	85,000	89,408
5% 9/1/26	70,000	74,549
Series F, 5% 9/1/30	825,000	873,824
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 A, 5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	1,445,000	1,498,987
Series 2018 A:
5% 10/1/34	2,535,000	2,770,731
5% 10/1/43	1,205,000	1,265,587
Series 2020 A, 5% 11/1/45	1,000,000	1,060,294
Series 2022 C, 5.5% 6/1/52	1,220,000	1,338,602
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	65,000	69,376
5% 12/15/37	30,000	31,971
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 B, 5.25% 9/1/40	500,000	506,618
Series 2019 A:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	480,000	519,005
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	430,000	455,967
Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	270,000	313,720
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	100,000	101,114
Reading School District Series 2019, 4% 4/1/44	200,000	195,311
Scranton Redev. Auth. Series 2016 A, 5% 11/15/28	220,000	209,962
South Western School District York Series 2022, 4.25% 11/15/49	3,000,000	2,975,748
Southcentral Pennsylvania Gen. Auth. Rev.:
(York Academy Reg'l. Charter School Proj.) Series 2018 A, 6.5% 7/15/48 (f)	300,000	309,924
Series 2019 A:
4% 6/1/44	435,000	417,997
4% 6/1/49	2,170,000	2,028,419
5% 6/1/44	755,000	787,729
5% 6/1/49	1,205,000	1,249,581
State Pub. School Bldg. Auth. (Northampton County Area Cmnty. College Proj.) Series 2022:
4% 6/15/31	190,000	200,484
4% 6/15/32	125,000	131,395
4% 6/15/33	135,000	140,630
4% 6/15/34	135,000	140,295
5% 6/15/30	130,000	145,494
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	750,000	782,030
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.):
Series 2015 A, 5% 6/1/26	195,000	202,927
Series 2016 A:
5% 6/1/30	425,000	446,742
5% 6/1/31	3,870,000	4,062,101
5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	3,200,000	3,353,989
5% 6/1/33	7,280,000	7,613,799
Trinity Area School District Series 2021:
4% 11/1/41	125,000	122,564
4% 11/1/43	130,000	127,632
4% 11/1/46	225,000	217,361
4% 11/1/51	320,000	303,716
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	55,000	58,415
5% 8/1/38	180,000	186,238
5% 8/1/43	680,000	691,255
5% 8/1/48	1,410,000	1,417,303
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2019, 2.26% 2/15/24 (b)	1,205,000	1,204,582
Upper Darby School District Series 2021 A:
4% 4/1/46	125,000	120,571
4% 4/1/51	500,000	475,489
Washington Redev. Auth. (Victory Centre Tax Increment Fing. Proj.) Series 2018:
4% 7/1/23	5,000	4,984
5% 7/1/35	15,000	14,523
West Shore Area Auth. Rev. (Messiah Village Proj.) Series 2015 A:
5% 7/1/30	95,000	95,042
5% 7/1/35	90,000	88,839
TOTAL PENNSYLVANIA		336,820,850
Puerto Rico - 2.2%
Children's Trust Fund Tobacco Settlement:
Series 2002, 5.625% 5/15/43	900,000	900,235
Series 2005 A, 0% 5/15/50	2,000,000	346,603
Series 2008 B, 0% 5/15/57	2,000,000	103,764
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	2,946,910	2,460,670
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2008 A, 6.125% 7/1/24	165,000	168,273
Series 2020 A:
5% 7/1/25 (f)	3,185,000	3,220,953
5% 7/1/30 (f)	4,060,000	4,098,083
5% 7/1/35 (f)	3,815,000	3,776,243
5% 7/1/47 (f)	19,605,000	18,745,468
Series 2021 A:
4% 7/1/42 (f)	1,705,000	1,439,847
5% 7/1/33 (f)	760,000	761,545
Series 2021 B:
4% 7/1/42 (f)	1,785,000	1,507,406
4% 7/1/47 (f)	1,550,000	1,270,888
5% 7/1/25 (f)	485,000	490,475
5% 7/1/29 (f)	1,560,000	1,575,444
5% 7/1/33 (f)	1,445,000	1,447,938
5% 7/1/37 (f)	2,200,000	2,161,050
Series 2021 C, 3.5% 7/1/26 (f)	250,000	233,786
Series 2022 A:
4% 7/1/42 (f)	6,395,000	5,400,482
4% 7/1/47 (f)	780,000	639,544
5% 7/1/25 (f)	760,000	768,579
5% 7/1/28 (f)	775,000	783,235
5% 7/1/29 (f)	540,000	545,346
5% 7/1/33 (f)	6,425,000	6,438,627
5% 7/1/37 (f)	6,865,000	6,743,457
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 2007 CC, 5.5% 7/1/29	250,000	254,116
Series 2007, 5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	253,714
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998 A, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	119,181
Series 2002 D, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,057,032
Series 2004 J, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	74,643
Series 2007 N, 5.25% 7/1/30 (AMBAC Insured)	1,140,000	1,129,971
Series 2007:
5% 7/1/32 (Assured Guaranty Corp. Insured)	140,000	139,307
5.25% 7/1/31 (AMBAC Insured)	670,000	661,039
5.25% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	248,561
Series A, 4.75% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,198,882
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	872,188	801,125
0% 7/1/33	9,305,725	5,092,374
4% 7/1/33	9,786,612	8,506,175
4% 7/1/35	5,779,553	4,914,864
4% 7/1/37	3,528,098	2,939,410
4% 7/1/46	2,816,922	2,166,635
5.25% 7/1/23	1,165,194	1,170,101
5.625% 7/1/27	6,056,249	6,195,551
5.625% 7/1/29	6,803,996	6,963,081
5.75% 7/1/31	5,593,928	5,734,402
Series 2022 A1:
4% 7/1/41	2,708,018	2,168,542
5.375% 7/1/25	7,465,126	7,567,468
Series 2022, 0% 11/1/43 (b)	13,723,142	6,244,030
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2003 NN, 4.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	42,936
Series 2004 PP, 5% 7/1/25 (FGIC Insured)	40,000	40,160
Series 2004:
5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	251,334
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	280,000	281,118
Series 2005 RR, 5% 7/1/28 (CIFG North America Insured)	20,000	20,133
Series 2005 SS:
4.375% 7/1/30	95,000	91,342
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	705,000	707,815
Series 2007 UU:
3 month U.S. LIBOR + 0.520% 2.046% 7/1/29 (Assured Guaranty Muni. Corp. Insured) (b)(c)	250,000	234,257
4.25% 7/1/27 (CIFG North America Insured)	295,000	286,366
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	251,667
Series 2007 V, 5.25% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	476,529
Series 2007 VV:
5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	55,213
5.25% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	491,305
5.25% 7/1/30 (FGIC Insured)	655,000	655,685
5.25% 7/1/34 (FGIC Insured)	95,000	94,189
Series 2007:
5% 7/1/17	10,000	7,350
5% 7/1/20	155,000	113,925
5% 7/1/21	415,000	305,025
5% 7/1/23	360,000	265,500
5% 7/1/24	205,000	205,818
5% 7/1/24	625,000	460,938
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	250,000	251,667
5% 7/1/25	195,000	143,813
5% 7/1/26	5,000	4,988
5% 7/1/26	240,000	177,000
5% 7/1/27	740,000	545,750
5% 7/1/32	1,045,000	770,688
5% 7/1/37	4,730,000	3,488,375
Series 2008 WW:
5% 7/1/28	425,000	313,438
5.25% 7/1/25	170,000	125,800
5.25% 7/1/33	1,165,000	862,100
5.375% 7/1/22	75,000	55,594
5.5% 7/1/18	130,000	96,363
5.5% 7/1/38	1,250,000	929,688
Series 2010 AAA:
5.25% 7/1/21	180,000	132,750
5.25% 7/1/25	15,000	11,100
5.25% 7/1/27	205,000	151,700
5.25% 7/1/29	705,000	521,700
5.25% 7/1/30	85,000	62,900
Series 2010 BBB, 5.4% 7/1/28	250,000	185,000
Series 2010 CCC:
4.625% 7/1/25	5,000	3,669
5% 7/1/21	125,000	91,875
5% 7/1/24	240,000	177,000
5% 7/1/27	50,000	36,875
5% 7/1/28	150,000	110,625
5.25% 7/1/26	280,000	207,200
5.25% 7/1/27	2,040,000	1,509,600
5.25% 7/1/28	545,000	403,300
Series 2010 DDD:
3.3% 7/1/19	5,000	3,600
3.625% 7/1/21	105,000	75,600
3.625% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	95,000	94,339
3.65% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	405,000	397,387
5% 7/1/20	90,000	66,150
5% 7/1/21	1,705,000	1,253,175
5% 7/1/22	1,375,000	1,010,625
Series 2010 EEE:
5.95% 7/1/30	650,000	482,625
6.05% 7/1/32	805,000	597,713
6.25% 7/1/40	250,000	185,625
Series 2010 XX:
4.75% 7/1/26	60,000	44,025
5.25% 7/1/27	55,000	40,700
5.25% 7/1/35	640,000	473,600
5.25% 7/1/40	4,930,000	3,648,200
5.75% 7/1/36	355,000	265,363
Series 2010 YY, 6.125% 7/1/40	1,100,000	816,750
Series 2010 ZZ:
3.7% 7/1/17	35,000	25,200
4.75% 7/1/27	50,000	36,688
5% 7/1/17	65,000	47,775
5% 7/1/18	520,000	382,200
5% 7/1/19	350,000	257,250
5% 7/1/28	50,000	36,875
5.25% 7/1/19	475,000	350,313
5.25% 7/1/23	895,000	662,300
5.25% 7/1/24	280,000	207,200
5.25% 7/1/26	1,310,000	969,400
Series 2012 A:
5% 7/1/29	4,885,000	3,602,688
5% 7/1/42	4,230,000	3,119,625
5.05% 7/1/42	530,000	389,550
Series 2013 A:
6.75% 7/1/36	2,305,000	1,740,275
7% 7/1/43	250,000	188,750
Puerto Rico Indl. Tourist Edl., Med. and Envir. Fing. Auth. Series 2000 A, 5% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	560,000	545,545
Puerto Rico Muni. Fin. Agcy. Series 2002 A, 5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	40,267
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/24	23,000	21,356
0% 7/1/27	4,414,000	3,552,100
0% 7/1/29	1,772,000	1,286,926
0% 7/1/31	7,794,000	5,052,064
0% 7/1/33	6,585,000	3,795,156
0% 7/1/46	33,558,000	8,415,511
0% 7/1/51	3,590,000	671,015
4.55% 7/1/40	610,000	566,587
4.75% 7/1/53	15,204,000	13,853,952
5% 7/1/58	24,951,000	23,611,398
Series 2019 A1, 4.5% 7/1/34	3,159,000	2,974,331
Series 2019 A2:
4.329% 7/1/40	4,277,000	3,863,929
4.329% 7/1/40	831,000	750,742
4.536% 7/1/53	448,000	389,751
4.784% 7/1/58	1,874,000	1,708,352
Univ. of Puerto Rico Series 2006 P, 5% 6/1/25	70,000	70,279
TOTAL PUERTO RICO		240,978,135
Rhode Island - 0.1%
Providence Gen. Oblig. Series 2013 A, 5% 1/15/25 (Pre-Refunded to 1/15/23 @ 100)	285,000	285,852
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5.5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	420,000	429,085
6% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	565,000	579,212
Series 2016 B:
5% 9/1/31	270,000	260,597
5% 9/1/36	1,560,000	1,427,788
Series 2016:
5% 5/15/26	375,000	388,107
5% 5/15/34	385,000	390,040
5% 5/15/39	1,915,000	1,923,230
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2009 B, 5.25% 9/15/29	285,000	285,347
Series 2021 B:
4% 11/1/37	140,000	138,558
4% 11/1/38	145,000	142,641
4% 11/1/39	180,000	176,255
4% 11/1/40	190,000	184,772
4% 11/1/41	35,000	33,947
5% 11/1/28	70,000	76,829
5% 11/1/29	80,000	88,654
5% 11/1/30	80,000	89,695
5% 11/1/31	85,000	96,133
5% 11/1/32	90,000	101,644
5% 11/1/33	90,000	100,998
5% 11/1/34	95,000	106,173
5% 11/1/35	105,000	116,706
5% 11/1/36	110,000	121,777
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	245,000	245,149
Series 2021 74, 3% 4/1/49	1,840,000	1,782,433
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	405,000	399,350
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2016 A, 5% 12/1/22 (d)	145,000	145,000
Series 2020 A, 3.625% 12/1/37 (d)	785,000	744,049
Series 2021 A:
2.25% 12/1/39 (d)	530,000	447,127
5% 12/1/28 (d)	185,000	198,980
5% 12/1/29 (d)	145,000	157,443
5% 12/1/30 (d)	135,000	147,431
Series 2022 1, 4.125% 12/1/41 (d)	1,395,000	1,340,285
Series A:
3.5% 12/1/34 (d)	420,000	412,388
5% 12/1/24 (d)	540,000	558,042
5% 12/1/28 (d)	1,200,000	1,303,489
Tobacco Settlement Fing. Corp. Series 2007 A, 0% 6/1/52	2,300,000	372,194
TOTAL RHODE ISLAND		15,797,400
South Carolina - 0.7%
Charleston County Arpt. District Series 2019:
5% 7/1/43	445,000	466,236
5% 7/1/48	790,000	820,183
Connector 2000 Assoc., Inc. Toll Road Rev. Series 2011 A1:
0% 1/1/32	2,084,596	1,067,378
0% 1/1/42	6,087,835	1,365,915
0% 7/22/51	13,651,352	1,363,206
Horry County S C Ltd. Oblig. Series 2022, 4.5% 9/1/52	3,500,000	3,523,008
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2017, 5% 11/1/28	135,000	144,904
North Charleston Ltd. Oblig. Series 2017 A, 5% 10/1/40	825,000	865,334
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	2,260,000	2,268,178
Rock Hill Util. Sys. Rev. Series 2019 A, 4% 1/1/49	925,000	871,967
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	330,000	345,900
5% 12/1/28	690,000	721,976
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	425,000	425,094
Series 2022 A:
5% 1/1/29	15,000	16,481
5% 7/1/29	30,000	33,169
5% 1/1/30	30,000	33,211
5% 7/1/30	30,000	33,422
5% 1/1/31	30,000	33,467
5% 7/1/31	30,000	33,575
Series 2022 B, 5% 1/1/52	3,180,000	3,313,510
South Carolina Jobs-Econ. Dev. Auth.:
(Green Charter Schools Proj.) Series 2021 A, 4% 6/1/36 (f)	100,000	83,062
Series 2016, 5.25% 7/1/47	1,795,000	1,835,523
Series 2017:
5% 4/1/47	445,000	372,470
5% 4/1/52	255,000	208,851
Series 2018 A:
5% 5/1/35	640,000	669,125
5% 5/1/36	1,475,000	1,537,434
5% 4/1/48	210,000	174,960
5% 5/1/48	1,425,000	1,446,120
Series 2019 C:
5% 7/1/32	1,305,000	1,397,062
5% 7/1/33	965,000	1,029,768
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
Series 2017, 5.25% 11/15/47	250,000	233,536
Series 2022 A, 4% 4/1/52	200,000	180,688
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Series 2020 A, 4% 12/1/44	1,310,000	1,215,520
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (d)(f)	890,000	356,000
6.25% 2/1/45 (d)(f)	1,795,000	718,000
Series 2019, 8% 12/6/29	280,000	228,658
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	570,000	551,059
South Carolina Ports Auth. Ports Rev.:
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	655,000	690,266
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	135,000	142,269
Series 2018:
5% 7/1/37 (d)	180,000	187,158
5% 7/1/38 (d)	385,000	399,386
5% 7/1/43 (d)	965,000	990,320
5% 7/1/48 (d)	665,000	678,395
Series 2019 B:
4% 7/1/35 (d)	725,000	720,964
4% 7/1/37 (d)	1,125,000	1,091,934
4% 7/1/39 (d)	1,115,000	1,055,067
5% 7/1/44 (d)	1,705,000	1,753,037
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5% 12/1/49	500,000	500,996
Series 2014 C, 5% 12/1/26	5,000	5,164
Series 2015 C, 5% 12/1/22	1,030,000	1,030,000
Series 2015 E, 5.25% 12/1/55	745,000	749,393
Series 2016 A:
5% 12/1/29	365,000	382,732
5% 12/1/32	1,000,000	1,063,030
5% 12/1/33	15,000	15,552
5% 12/1/38	35,000	35,571
Series 2016 B:
5% 12/1/31	135,000	141,589
5% 12/1/35	205,000	211,382
5% 12/1/36	305,000	312,764
5% 12/1/41	1,835,000	1,866,035
5% 12/1/46	1,250,000	1,264,067
5% 12/1/56	240,000	239,395
Series 2016 C:
5% 12/1/24	30,000	31,120
5% 12/1/25	35,000	36,763
5% 12/1/26	55,000	58,487
Series 2020 A:
4% 12/1/40	250,000	244,340
5% 12/1/31	350,000	389,549
Series 2021 B:
4% 12/1/47	1,000,000	945,773
5% 12/1/51	2,835,000	2,857,579
Series 2022 A:
4% 12/1/52	860,000	784,667
5% 12/1/36	1,500,000	1,621,246
Series 2022 B, 4% 12/1/29	491,000	505,148
Series 2022 E:
5% 12/1/52 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,049,751
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	750,000	827,691
Series A, 5% 12/1/23	970,000	988,754
Series B, 5% 12/1/24	160,000	165,974
South Carolina Student Ln. Corp. Series 2020 A:
2.641% 12/1/26	1,705,000	1,537,963
2.771% 12/1/27	790,000	699,049
2.923% 12/1/28	585,000	509,707
2.993% 12/1/29	380,000	324,602
3.043% 12/1/30	120,000	100,436
3.593% 12/1/39	885,000	688,652
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A:
5% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	860,796
5% 10/1/36	1,550,000	1,660,177
Spartanburg County Reg'l. Health:
Series 2017 A:
4% 4/15/43	2,835,000	2,578,977
4% 4/15/48	1,975,000	1,745,221
5% 4/15/48	7,110,000	7,248,309
Series 2020 A, 4% 4/15/45 (Assured Guaranty Muni. Corp. Insured)	230,000	218,248
Univ. of South Carolina Higher Ed. Rev. (Campus Village Proj.) Series 2021 A, 4% 5/1/51	700,000	657,855
TOTAL SOUTH CAROLINA		75,847,250
South Dakota - 0.1%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	200,000	195,197
5% 11/1/30	215,000	207,099
5% 11/1/32	195,000	185,044
5% 11/1/42	280,000	246,514
South Dakota Conservancy District Rev. Series 2018, 5% 8/1/38	500,000	545,173
South Dakota Edl. Enhancement Fdg. Corp. Rev.:
Series 2013 B:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	210,000	212,522
5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	210,000	212,522
5% 6/1/26 (Pre-Refunded to 6/1/23 @ 100)	295,000	298,542
Series 2021:
0.961% 6/1/24	425,000	400,339
1.245% 6/1/25	745,000	678,121
1.495% 6/1/26	530,000	467,720
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	80,000	86,381
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	100,000	102,703
Series 2017:
5% 7/1/26	35,000	37,259
5% 7/1/28	35,000	38,034
5% 7/1/29	70,000	76,023
5% 7/1/30	45,000	48,850
5% 7/1/35	40,000	42,177
5% 9/1/40	670,000	686,714
Series 2020 A, 3% 9/1/45	1,465,000	1,092,777
TOTAL SOUTH DAKOTA		5,859,711
State Is Blank - 0.0%
Toll Road Investors Partnership II, LP 0% 2/15/25 (f)	1,704,000	1,461,086
Tennessee - 0.9%
Blount County Health & Edl. Facilities Board Rev. Series 2016 A, 5% 1/1/47	1,150,000	699,469
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
(CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	385,000	385,376
Series 2013 A, 5.25% 1/1/45 (Pre-Refunded to 1/1/23 @ 100)	2,095,000	2,099,380
Series 2019 A1:
4% 8/1/44	1,680,000	1,457,183
5% 8/1/25	40,000	41,755
Series 2019 A2:
5% 8/1/37	50,000	51,881
5% 8/1/44	210,000	212,717
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	250,000	250,459
Clarksville Wtr. Swr.&Gas Rev. Series 2021 A, 4% 2/1/51	4,000,000	3,767,880
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/36	960,000	991,652
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	40,000	42,644
5% 4/1/28	25,000	26,862
5% 4/1/41	1,375,000	1,389,964
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	65,000	72,325
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/26	385,000	385,520
Series 2016 A, 5% 1/1/42	1,495,000	1,521,455
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2017:
5% 4/1/30	165,000	171,860
5% 4/1/36	595,000	609,973
Series 2020 A:
5% 9/1/30	1,545,000	1,616,049
5% 9/1/40	3,525,000	3,562,894
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2018, 5% 7/1/37 (d)	565,000	583,211
Series 2021 A:
5% 7/1/31 (d)	50,000	54,405
5% 7/1/32 (d)	245,000	265,069
5% 7/1/33 (d)	370,000	398,708
5% 7/1/34 (d)	785,000	840,406
5% 7/1/35 (d)	825,000	877,819
5% 7/1/36 (d)	870,000	921,747
5% 7/1/37 (d)	910,000	959,773
5% 7/1/38 (d)	960,000	1,009,146
5% 7/1/39 (d)	1,005,000	1,051,881
5% 7/1/40 (d)	415,000	432,313
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 7/1/42	480,000	508,771
Series 2017 B:
5% 7/1/42	600,000	635,964
5% 7/1/46	950,000	1,000,017
Metropolitan Govt. of Nashville & Davidson County:
Series 2019, 5% 10/1/34	35,000	35,654
Series 2021, 4% 5/1/51	400,000	351,288
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	310,000	314,375
Series 2019 B:
4% 7/1/49 (d)	2,500,000	2,221,852
5% 7/1/27 (d)	435,000	460,709
5% 7/1/28 (d)	675,000	721,617
5% 7/1/35 (d)	360,000	380,756
5% 7/1/38 (d)	2,325,000	2,432,267
5% 7/1/44 (d)	2,560,000	2,629,777
5% 7/1/49 (d)	1,180,000	1,203,791
5% 7/1/54 (d)	5,300,000	5,357,926
Series 2022 B:
5.5% 7/1/41 (d)	375,000	406,227
5.5% 7/1/52 (d)	2,580,000	2,750,686
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2021 C, 5% 1/1/30	8,475,000	9,669,254
Series 2022 A, 4% 1/1/40	250,000	253,415
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Lipscomb Univ. Proj.):
Series 2016 A, 5% 10/1/45	300,000	300,087
Series 2019 A:
4% 10/1/49	1,000,000	818,593
5.25% 10/1/58	765,000	767,751
Series 2016 A:
5% 7/1/35	1,400,000	1,442,615
5% 7/1/40	460,000	469,337
5% 7/1/46	3,905,000	3,956,142
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021:
0% 4/1/32	120,000	82,030
0% 4/1/33	170,000	110,450
0% 4/1/34	100,000	61,742
0% 4/1/35	130,000	75,567
0% 4/1/36	125,000	68,489
0% 4/1/37	150,000	77,705
0% 4/1/38	125,000	61,409
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	75,000	78,272
5% 5/1/27	70,000	75,125
5% 5/1/29	70,000	75,824
5% 5/1/30	135,000	146,164
5% 5/1/31	70,000	75,416
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Series 2014:
5% 12/1/34	70,000	69,007
5.25% 12/1/44	165,000	160,800
5.25% 12/1/49	470,000	450,389
Tennergy Corp. Gas Rev. Bonds:
Series 2019 A, 5%, tender 10/1/24 (b)	130,000	132,716
Series 2022 A, 5.5%, tender 12/1/30 (b)	5,150,000	5,378,815
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	375,000	375,553
Series 2018, 4%, tender 11/1/25 (b)	8,265,000	8,226,494
Series 2021 A, 5%, tender 11/1/31 (b)	225,000	231,919
Series 2006 A:
5.25% 9/1/23	505,000	509,223
5.25% 9/1/24	1,995,000	2,029,525
5.25% 9/1/26	2,270,000	2,341,656
Tennessee Hsg. Dev. Agcy. Residential:
Series 2014 2C, 4% 1/1/45	70,000	70,116
Series 2018 1, 4% 1/1/43	295,000	295,221
Series 2018 3, 4.25% 7/1/49	360,000	362,129
Series 2018, 4.5% 7/1/49	625,000	632,676
Series 2019 1, 3.75% 7/1/39	185,000	180,527
Series 2021 1, 3% 7/1/51	2,130,000	2,062,866
Series 2021 3A, 3% 1/1/52	855,000	822,952
Series 2022 1:
5% 7/1/28	425,000	465,361
5% 1/1/29	230,000	252,181
5% 7/1/29	400,000	441,259
5% 1/1/30	465,000	514,464
5% 7/1/30	470,000	522,947
5% 1/1/31	220,000	244,435
5% 7/1/31	500,000	557,620
TOTAL TENNESSEE		94,159,691
Texas - 3.8%
Aldine Independent School District Series 2016, 4% 2/15/31	520,000	532,208
Argyle Independent School District Series 2022, 5% 8/15/47	975,000	1,070,957
Arlington Higher Ed. Fin. Corp.:
Bonds Series 2021, 4.5%, tender 6/15/26 (b)(f)	200,000	191,298
Series 2017 A, 5% 12/1/47	565,000	595,454
Series 2019:
5% 8/15/28	135,000	149,397
5% 8/15/29	125,000	140,252
5% 8/15/30	180,000	201,606
5% 8/15/31	130,000	145,066
5% 8/15/32	130,000	145,312
Series 2022:
5% 8/15/47	785,000	848,338
5% 8/15/57	1,190,000	1,228,203
Arlington Independent School District Series 2022, 5% 2/15/36	345,000	389,263
Arlington Spl. Tax Rev. Series 2018 A:
5% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	255,000	269,769
5% 2/15/38 (Assured Guaranty Muni. Corp. Insured)	205,000	215,906
5% 2/15/43 (Assured Guaranty Muni. Corp. Insured)	3,170,000	3,312,404
5% 2/15/48 (Assured Guaranty Muni. Corp. Insured)	1,760,000	1,831,258
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	120,000	123,475
5% 11/15/27 (d)	150,000	154,319
5% 11/15/28 (d)	185,000	189,988
5% 11/15/39 (d)	1,685,000	1,702,034
5% 11/15/44 (d)	2,665,000	2,665,424
Series 2017 B:
5% 11/15/28 (d)	120,000	126,328
5% 11/15/30 (d)	185,000	194,175
5% 11/15/32 (d)	150,000	156,584
5% 11/15/35 (d)	150,000	154,911
5% 11/15/36 (d)	255,000	262,842
5% 11/15/37 (d)	175,000	180,094
5% 11/15/41 (d)	1,395,000	1,415,802
Series 2019 B:
5% 11/15/31 (d)	965,000	1,041,023
5% 11/15/36 (d)	1,150,000	1,208,643
5% 11/15/44 (d)	2,320,000	2,370,490
5% 11/15/48 (d)	1,450,000	1,473,276
Series 2022:
5% 11/15/39 (d)	1,260,000	1,330,520
5% 11/15/52 (d)	2,825,000	2,885,939
5.25% 11/15/47 (d)	2,815,000	2,957,839
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	125,000	128,176
5% 1/1/29	150,000	153,608
5% 1/1/30	290,000	296,724
5% 1/1/31	630,000	644,308
5% 1/1/32	470,000	479,723
5% 1/1/33	440,000	448,090
5% 1/1/34	885,000	900,171
Series 2017 B:
5% 1/1/23	70,000	69,999
5% 1/1/26	410,000	410,609
5% 1/1/28	135,000	135,028
5% 1/1/29	160,000	159,666
5% 1/1/30	95,000	94,647
5% 1/1/32	315,000	311,613
5% 1/1/34	490,000	480,830
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2012, 5% 11/15/27	380,000	380,756
Series 2016, 5% 11/15/33	130,000	139,561
Belton Independent School District Series 2022, 4% 2/15/52	605,000	591,538
Bexar County Health Facilities Dev. Corp. Rev. Series 2016, 4% 7/15/36	280,000	235,791
Bexar County Hosp. District Series 2018, 4% 2/15/37	500,000	503,970
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	195,000	198,480
5% 12/1/29	500,000	508,455
5% 12/1/30	240,000	243,791
5% 12/1/40	965,000	950,346
5% 12/1/45	935,000	907,687
5.25% 12/1/35	290,000	293,548
Brazos Higher Ed. Auth.:
Series 2020 1A, 2.35% 4/1/40 (d)	10,000	9,916
Series 2020 1B, 3% 4/1/40 (d)	190,000	143,891
Series 2021 A, 3.414% 4/1/40	15,000	14,958
Calhoun County Navigation Indl. Dev. Auth. (Max Midstream Texas, LLC Proj.):
Series 2021 A, 3.625% 7/1/26 (d)(f)	400,000	359,394
Series 2021 B, 6.5% 7/1/26 (f)	300,000	280,127
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	325,000	338,771
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	55,000	58,254
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	120,000	127,101
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	1,670,000	1,768,817
5% 1/1/45 (Pre-Refunded to 7/1/25 @ 100)	1,085,000	1,149,201
Series 2016, 4% 1/1/41	250,000	235,745
Series 2018, 5% 1/1/25	65,000	67,467
Series 2020 A, 5% 1/1/49	220,000	227,402
Series 2020 B:
4% 1/1/34	20,000	20,278
4% 1/1/35	15,000	15,110
4% 1/1/36	15,000	15,044
4% 1/1/37	20,000	19,909
4% 1/1/38	30,000	29,696
4% 1/1/39	40,000	39,243
4% 1/1/40	15,000	14,583
5% 1/1/27	15,000	15,998
5% 1/1/28	15,000	16,203
5% 1/1/29	55,000	60,050
5% 1/1/30	25,000	27,510
5% 1/1/31	15,000	16,464
5% 1/1/32	15,000	16,401
5% 1/1/33	20,000	21,813
5% 1/1/45	100,000	104,357
Series 2020 E, 4% 1/1/50	1,205,000	1,101,552
Series 2020 G, 4% 1/1/45	1,070,000	980,192
Series 2021 B:
4% 1/1/40	105,000	102,078
4% 1/1/41	80,000	76,880
4% 1/1/51	1,565,000	1,424,751
5% 1/1/30	65,000	71,526
5% 1/1/32	80,000	88,386
5% 1/1/34	70,000	76,693
5% 1/1/39	105,000	112,092
5% 1/1/46	3,340,000	3,477,701
Series 2021 C, 5% 1/1/27	2,780,000	2,935,269
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2018 D, 6.125% 8/15/48	2,250,000	2,287,470
Series 2021 T, 4% 8/15/47	250,000	227,696
Series 2022, 4.25% 8/15/52	750,000	753,554
College of the Mainland Series 2020, 4% 8/15/44	475,000	468,161
Collin County Series 2019, 5% 2/15/26	150,000	160,894
Collin County Cmnty. College District Series 2018, 3.5% 8/15/37	500,000	470,541
Conroe Local Govt. Corp. Hotel Rev. Series 2021 C:
4% 10/1/41	60,000	58,753
4% 10/1/46	70,000	65,593
4% 10/1/50	50,000	46,016
Conroe Local Govt. Hotel Rev.:
Series 2021 A:
2.5% 10/1/31	90,000	74,844
4% 10/1/50	540,000	434,743
Series 2021 B:
3.5% 10/1/31 (f)	45,000	37,844
5% 10/1/50 (f)	390,000	320,529
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2020 A, 5% 12/1/45	1,180,000	1,274,053
Series 2021 B, 5% 12/1/47	1,470,000	1,588,748
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F, 5.25% 11/1/30	605,000	617,107
Series 2014 A:
5% 11/1/32 (d)	1,160,000	1,170,875
5.25% 11/1/30 (d)	1,785,000	1,807,000
Series 2020 B:
4% 11/1/34	280,000	282,542
4% 11/1/35	250,000	251,837
4% 11/1/35	2,460,000	2,478,077
Series 2021 B:
4% 11/1/45	2,000,000	1,901,944
5% 11/1/43	200,000	212,569
Dallas Hotel Occupancy Tax Series 2021:
4% 8/15/29	435,000	439,722
4% 8/15/30	485,000	489,514
4% 8/15/31	245,000	246,713
4% 8/15/32	200,000	200,819
4% 8/15/33	200,000	200,104
4% 8/15/36	625,000	614,612
4% 8/15/38	500,000	486,664
Dallas Independent School District Series 2019:
5% 2/15/24	45,000	46,271
5% 2/15/25	65,000	68,168
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	3,375,000	3,552,339
Danbury Higher Ed. Auth., Inc. Series 2019 A, 4% 8/15/49	250,000	203,208
Denton County Gen. Oblig. Series 2020, 4% 5/15/27	125,000	131,090
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	5,000	4,953
2%, tender 8/1/24 (b)	35,000	34,155
Eagle Pass Rev.:
Series 2021, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	50,000	55,862
Series 2021:
4% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	74,621
4% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	60,000	63,521
4% 3/1/34 (Assured Guaranty Muni. Corp. Insured)	55,000	57,653
4% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	50,000	51,880
4% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	60,000	61,668
4% 3/1/38 (Assured Guaranty Muni. Corp. Insured)	100,000	101,198
5% 3/1/30 (Assured Guaranty Muni. Corp. Insured)	40,000	45,302
5% 3/1/31 (Assured Guaranty Muni. Corp. Insured)	70,000	80,255
East Montgomery County Muni. Util. District No. 3 Series 2022, 4.375% 8/15/45	1,325,000	1,267,118
Ector County Hosp. District Series 2020:
5% 9/15/23	180,000	182,091
5% 9/15/25	90,000	92,949
5% 9/15/26	135,000	140,763
5% 9/15/27	210,000	220,076
5% 9/15/28	225,000	236,448
5% 9/15/29	145,000	152,488
5% 9/15/30	170,000	179,760
5% 9/15/31	230,000	241,216
El Paso Gen. Oblig. Series 2016, 4% 8/15/42	2,700,000	2,698,104
El Paso Independent School District Series 2020:
5% 8/15/25	530,000	562,600
5% 8/15/26	920,000	995,230
Elgin Combination Tax and Rev. Series 2021:
4% 7/15/31 (Assured Guaranty Muni. Corp. Insured)	40,000	42,370
4% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	45,000	47,462
4% 7/15/33 (Assured Guaranty Muni. Corp. Insured)	50,000	52,079
4% 7/15/34 (Assured Guaranty Muni. Corp. Insured)	85,000	87,647
4% 7/15/35 (Assured Guaranty Muni. Corp. Insured)	110,000	112,156
4% 7/15/36 (Assured Guaranty Muni. Corp. Insured)	70,000	70,797
4% 7/15/38 (Assured Guaranty Muni. Corp. Insured)	120,000	119,898
Forney Independent School District Series 2019, 5% 2/15/49	395,000	417,311
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	705,000	679,526
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	495,000	392,022
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	1,270,000	1,138,433
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	65,000	68,287
5% 3/1/27	65,000	69,478
Fredericksburg Tex Independent School D Series 2022, 4% 2/15/52	1,080,000	1,006,702
Galveston County Tex Muni. Util. Di Series 2022, 4.5% 6/1/44 (Assured Guaranty Muni. Corp. Insured)	1,550,000	1,552,351
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	100,000	96,674
4% 3/1/51	125,000	118,362
Georgetown Util. Sys. Rev. Series 2022, 5.25% 8/15/52 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,631,340
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	480,000	482,027
Series 2013, 0% 10/1/34 (e)	1,205,000	1,290,969
Series 2018 A:
5% 10/1/36	280,000	301,503
5% 10/1/37	560,000	600,987
5% 10/1/38	390,000	417,219
5% 10/1/43	305,000	321,849
Series 2020 C, 4% 10/1/49	160,000	145,725
Series 2020, 4% 10/1/49	1,750,000	1,648,456
Greater Texas Cultural Ed. Facilities Fin. Corp. (Epicenter Multipurpose Facilities Proj.) Series 2021 A:
5% 3/1/31	105,000	117,690
5% 3/1/32	160,000	177,593
5% 3/1/33	170,000	186,813
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev.:
(Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (d)	2,070,000	2,070,046
Series 1998, 8% 4/1/28 (d)	1,205,000	1,205,998
Harlandale Independent School District Bonds Series 2021, 2%, tender 8/15/24 (b)	850,000	836,581
Harlingen Econ. Dev. Corp. Series 2019 A:
4% 2/15/30	245,000	256,325
4% 2/15/31	325,000	340,492
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	70,000	63,372
5% 1/1/43	70,000	61,077
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	160,000	168,351
Series 2013 B:
6.375% 1/1/33	485,000	485,479
7% 1/1/48 (Pre-Refunded to 1/1/23 @ 100)	740,000	742,638
Series 2016 A, 5% 7/1/38	500,000	514,487
Series 2019 A:
4% 10/1/35	335,000	340,299
4% 10/1/36	595,000	602,390
4% 10/1/37	805,000	812,511
4% 10/1/38	670,000	672,345
Series 2021 A:
3% 10/1/51	1,975,000	1,403,035
4% 10/1/42	2,410,000	2,348,870
Series 2022 A, 4.125% 7/1/52	2,125,000	2,006,781
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	195,000	213,537
5% 11/15/33	1,940,000	2,114,329
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	1,200,000	1,346,859
5% 10/1/29	1,200,000	1,367,099
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	337,080
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	506,699
Harris County Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 7/1/27 (Escrowed to Maturity)	425,000	456,335
Harris County Toll Road Rev.:
(Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	110,000	120,163
Series 2018 A:
5% 8/15/27	455,000	498,601
5% 8/15/43	1,445,000	1,535,695
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	340,018
Series 2014 A, 0% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	190,000	77,146
Series 2014 C:
5% 11/15/32	45,000	46,140
5% 11/15/33	115,000	117,763
Series 2014:
0% 11/15/46 (Assured Guaranty Muni. Corp. Insured)	480,000	148,171
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	965,000	996,289
Hays Consolidated Independent School District Series 2022, 4% 2/15/47	1,500,000	1,483,086
Hidalgo County Reginal Mobility Auth. Series 2022 A:
4% 12/1/38	385,000	353,785
4% 12/1/39	85,000	77,520
4% 12/1/40	85,000	76,915
4% 12/1/41	195,000	175,024
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Technical Operations Ctr. Proj.) Series 2018, 5% 7/15/28 (d)	1,785,000	1,806,741
(United Airlines, Inc. Term. E Proj.):
Series 2020 A, 5% 7/1/27 (d)	140,000	141,822
Series 2021 A, 4% 7/1/41 (d)	1,495,000	1,252,088
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (d)	1,580,000	1,588,765
5% 7/15/35 (d)	2,085,000	2,050,393
Series 2020 B2, 5% 7/15/27 (d)	190,000	192,490
Series 2021 B1, 4% 7/15/41 (d)	2,310,000	1,934,177
(United Airlines, Inc., Term. E Proj.) Series 2014, 4.75% 7/1/24 (d)	230,000	230,359
Series 2018 A:
5% 7/1/36 (d)	325,000	338,331
5% 7/1/37 (d)	630,000	653,783
5% 7/1/41 (d)	3,080,000	3,159,329
Series 2018 C:
5% 7/1/29 (d)	245,000	260,969
5% 7/1/30 (d)	260,000	276,123
5% 7/1/31 (d)	1,070,000	1,134,686
5% 7/1/32 (d)	1,315,000	1,388,995
Series 2018 D:
5% 7/1/29	105,000	115,453
5% 7/1/30	140,000	153,477
5% 7/1/31	125,000	136,497
5% 7/1/32	110,000	119,875
5% 7/1/39	535,000	565,548
Series 2021 A:
4% 7/1/37 (d)	420,000	405,442
4% 7/1/38 (d)	480,000	460,051
4% 7/1/41 (d)	480,000	453,303
4% 7/1/46 (d)	1,675,000	1,527,190
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	50,000	41,827
4% 10/1/51	170,000	138,177
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	50,000	53,987
Houston Gen. Oblig. Series 2017 A:
5% 3/1/28	655,000	711,313
5% 3/1/31	645,000	698,128
5% 3/1/32	240,000	259,040
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/44	725,000	745,248
Series 2016 B, 5% 11/15/33	420,000	451,215
Series 2017 B, 5% 11/15/35	65,000	70,276
Series 2020 C:
4% 11/15/43	2,470,000	2,387,353
4% 11/15/49	2,470,000	2,318,291
5% 11/15/28	155,000	173,237
5% 11/15/45	2,470,000	2,652,521
Series 2021 A:
5% 11/15/26	25,000	27,100
5% 11/15/28	100,000	111,882
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	55,000	57,814
5% 10/15/30	230,000	240,005
5% 10/15/32	120,000	124,812
5% 10/15/33	60,000	62,272
5% 10/15/34	95,000	98,261
5% 10/15/35	95,000	98,014
5% 10/15/36	80,000	82,255
5% 10/15/37	140,000	143,527
5% 10/15/38	195,000	199,603
5% 10/15/44	565,000	573,102
Irving Hotel Occupancy Tax Rev. Series 2019:
5% 8/15/35	30,000	31,129
5% 8/15/37	45,000	46,227
5% 8/15/38	50,000	51,196
5% 8/15/43	90,000	90,743
Kaufman County Tex Fresh Wtr. Sup Series 2022, 4.5% 9/1/45	1,575,000	1,571,888
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2012, 5% 11/1/28 (d)	965,000	965,961
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	120,000	125,106
5% 11/1/27 (d)	260,000	270,991
5% 11/1/28 (d)	405,000	420,233
5% 11/1/29 (d)	245,000	254,053
5% 11/1/32 (d)	450,000	464,854
Series 2017:
5% 11/1/24 (d)	120,000	123,829
5% 11/1/25 (d)	120,000	125,276
5% 11/1/26 (d)	120,000	126,745
5% 11/1/27 (d)	120,000	126,701
5% 11/1/28 (d)	210,000	220,426
5% 11/1/29 (d)	150,000	157,316
5% 11/1/30 (d)	120,000	125,808
5% 11/1/31 (d)	270,000	282,650
5% 11/1/32 (d)	315,000	328,715
5% 11/1/33 (d)	290,000	301,370
5% 11/1/34 (d)	120,000	124,236
5% 11/1/36 (d)	290,000	298,856
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	250,000	272,913
5% 5/15/35	120,000	129,187
5% 5/15/43	95,000	98,701
5% 5/15/48	110,000	113,349
Series 2020:
5% 5/15/25	705,000	740,313
5% 5/15/26	890,000	951,052
5% 5/15/27	1,060,000	1,148,767
5% 5/15/28	145,000	159,414
Series 2015 B:
5% 5/15/30	250,000	261,698
5% 5/15/31	400,000	418,180
Series 2015 D:
5% 5/15/28	270,000	283,200
5% 5/15/30	605,000	633,310
Series 2021, 5% 5/15/51	400,000	422,397
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
4% 4/15/34	365,000	372,955
5% 4/15/32	320,000	359,312
5% 4/15/33	375,000	418,959
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
(AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	845,000	840,322
(Central Pwr. and Lt. Co. Proj.) Series 2001 A, 2.6% 11/1/29	1,205,000	1,076,176
Bonds (Central Pwr. and Lt. Co. Proj.) Series 1996, 0.9%, tender 9/1/23 (b)(d)	560,000	549,819
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	35,000	34,199
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (d)(f)	3,080,000	2,978,944
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	105,000	106,968
5% 9/15/33	105,000	106,765
5% 9/15/34	110,000	111,701
5% 9/15/35	280,000	283,669
5% 9/15/36	415,000	419,710
5% 9/15/37	410,000	413,972
5% 9/15/38	305,000	307,498
5% 9/15/43	905,000	909,301
5% 9/15/48	1,595,000	1,597,919
New Braunfels Util. Rev. Series 2022, 5% 7/1/53	1,000,000	1,078,452
New Hope Cultural Ed. Facilities:
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46	30,000	21,000
Series 2019 A1, 5% 12/1/39	255,000	234,170
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev.:
(CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1, 5% 7/1/58 (Assured Guaranty Municipal Corp. Insured)	800,000	803,035
Series 2018 A1, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	100,000	102,210
New Hope Cultural Ed. Facilities Fin. (Texas A&M Univ. Cain Hall Redev. Proj.) Series 2016 A1, 5% 4/1/46	1,325,000	1,378,713
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/24 (Escrowed to Maturity)	125,000	128,627
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	145,000	152,120
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	410,000	430,134
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	1,645,000	1,725,780
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.):
Series 2014 A:
5% 4/1/29	820,000	814,678
5% 4/1/46	2,200,000	1,960,863
Series 2017 A, 5% 4/1/46	440,000	442,061
(CHF Collegiate Hsg. Island Campus, LLC Texas A&M Univ. Corpus Christi Island Campus Proj.) Series 2017 A:
5% 4/1/37 (Pre-Refunded to 4/1/27 @ 100)	240,000	260,704
5% 4/1/42 (Pre-Refunded to 4/1/27 @ 100)	280,000	304,154
(CHF-Collegiate Hsg. Island Campus, L.L.C. - Texas A&M Univ. - Corpus Christi Island Campus Proj.) Series 2017 A, 5% 4/1/29 (Pre-Refunded to 4/1/27 @ 100)	50,000	54,313
(Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	90,000	98,044
5% 8/15/28	85,000	92,077
5% 8/15/29	245,000	265,239
5% 8/15/47	345,000	353,563
Series 2020 A, 5% 7/1/57	1,405,000	1,137,307
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Crestview Proj.) Series 2016:
5% 11/15/36 (Pre-Refunded to 11/15/24 @ 102)	80,000	84,702
5% 11/15/46 (Pre-Refunded to 11/15/24 @ 102)	595,000	629,972
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	70,000	62,490
5.5% 11/15/46	140,000	117,756
5.5% 11/15/52	140,000	114,860
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	140,000	128,874
5% 10/1/32	65,000	59,183
5% 10/1/33	220,000	198,574
5% 10/1/34	140,000	125,183
5% 10/1/35	295,000	261,329
5% 10/1/39	210,000	178,607
5.25% 10/1/49	1,365,000	1,131,600
Series 2018 A, 5.5% 7/1/54	1,160,000	911,819
Series 2021 B, 2% 11/15/61 (i)	1,304,655	600,524
New Hope Cultural Edl. Facilities Fin. Corp.:
Series 2020 A:
5% 8/15/40 (f)	250,000	233,802
5% 8/15/50 (f)	250,000	220,696
Series 2021:
4% 8/15/41 (f)	250,000	206,006
4% 8/15/56 (f)	250,000	182,823
Newark Higher Ed. Fin. Corp.:
(Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	90,000	94,649
5% 4/1/28	100,000	105,099
5% 4/1/29	115,000	120,806
5% 4/1/30	415,000	435,792
Series 2021 A:
4% 8/15/31	310,000	287,493
4% 8/15/41	405,000	325,602
Series 2022, 4% 6/15/52	370,000	356,519
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	20,000	19,680
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/46	250,000	244,038
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	80,000	84,764
5% 1/1/31	120,000	127,027
5% 1/1/33	145,000	155,189
5% 1/1/34	240,000	256,169
5% 1/1/34	365,000	421,303
5% 1/1/35	345,000	366,798
5% 1/1/36	795,000	841,469
5% 1/1/37	2,710,000	2,853,482
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	70,000	73,830
5% 1/1/31	90,000	94,917
5% 1/1/33	85,000	90,136
Series 2014:
5% 1/1/23 (Escrowed to Maturity)	20,000	20,041
5% 1/1/24	10,000	10,262
Series 2015 A:
5% 1/1/32	490,000	508,515
5% 1/1/35	250,000	257,554
5% 1/1/38	925,000	953,703
Series 2015 B:
5% 1/1/40	2,945,000	2,951,056
5% 1/1/45	3,150,000	3,224,224
Series 2016 A:
4% 1/1/39	1,205,000	1,191,301
5% 1/1/30	50,000	52,977
5% 1/1/32	170,000	179,574
5% 1/1/36	150,000	156,864
5% 1/1/39	855,000	887,750
Series 2017 A:
5% 1/1/38	45,000	45,062
5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	350,000	350,691
5% 1/1/39	4,225,000	4,468,626
Series 2018:
0% 1/1/29 (Assured Guaranty Corp. Insured)	845,000	670,545
4% 1/1/37	1,500,000	1,503,717
4% 1/1/38	3,205,000	3,190,879
5% 1/1/35	30,000	31,719
Series 2019 A, 5% 1/1/38	320,000	342,811
Series 2019 B, 5% 1/1/25	40,000	41,790
Series 2020 A, 3% 1/1/38	2,000,000	1,714,727
Series 2021 B:
3% 1/1/46	500,000	398,076
3% 1/1/51	2,000,000	1,467,513
4% 1/1/33	130,000	134,676
Series 2022 A:
4.125% 1/1/39	500,000	500,833
4.125% 1/1/40	1,250,000	1,243,105
5% 1/1/40	2,900,000	3,098,347
5.25% 1/1/38	1,000,000	1,115,297
Northlake Tex Muni. Mgmt. District # Series 2022:
4.125% 3/1/48	1,340,000	1,242,420
4.25% 3/1/46	1,230,000	1,177,675
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	150,000	146,860
Peaster Tex Independent School District Series 2021, 3% 8/15/51	710,000	555,886
Port Arthur Series 2021:
4% 2/15/33	145,000	150,039
4% 2/15/35	130,000	131,897
4% 2/15/37	170,000	169,997
4% 2/15/38	85,000	84,282
4% 2/15/39	60,000	59,295
4% 2/15/40	70,000	68,615
4% 2/15/41	70,000	68,238
5% 2/15/29	80,000	88,651
5% 2/15/30	75,000	84,011
5% 2/15/31	80,000	89,299
Port Beaumont Indl. Dev. Auth. Facility Rev. (Jefferson Gulf Coast Energy Proj.) Series 2021 B, 4.1% 1/1/28 (f)	4,000,000	3,266,172
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.) Series 2020 B, 6% 1/1/25 (f)	2,010,000	1,881,242
Port Beaumont Navigation District Dock Facility Rev. (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (f)	970,000	788,536
4% 1/1/50 (f)	1,080,000	792,571
Series 2021 A:
2.75% 1/1/36 (d)(f)	100,000	71,931
3% 1/1/50 (d)(f)	1,335,000	802,100
Port of Port Arthur Navigation District Series 2017, 4% 3/1/47 (d)	250,000	238,248
Prosper Independent School District Series 2018, 5% 2/15/48	1,000,000	1,064,075
Red River Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2017, 5.5% 10/1/46	1,185,000	1,210,801
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	245,000	257,217
Sabine-Neches Tex Nav District Series 2022, 5.25% 2/15/52	5,000,000	5,427,453
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/30 (d)	110,000	117,901
5% 7/1/31 (d)	85,000	91,464
5% 7/1/31 (d)	80,000	85,601
5% 7/1/32 (d)	95,000	101,189
5% 7/1/32 (d)	85,000	90,996
San Antonio Edl. Facilities Corp. Rev. Series 2021 A, 4% 4/1/51	250,000	197,985
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	90,000	90,000
Series 2020, 1.75%, tender 12/1/25 (b)	690,000	654,350
Series 2012, 5.25% 2/1/24	305,000	314,217
Series 2015, 5% 2/1/31	1,280,000	1,359,105
Series 2016, 4% 2/1/28	685,000	710,534
Series 2017:
5% 2/1/32	70,000	76,104
5% 2/1/34	85,000	91,947
Series 2022, 5% 2/1/29	750,000	837,365
San Antonio Independent School District Series 2016, 5% 8/15/31	635,000	685,062
San Antonio Wtr. Sys. Rev.:
Bonds Series 2019 A, 2.625%, tender 5/1/24 (b)	665,000	663,532
Series 2020 A, 5% 5/15/50	1,505,000	1,612,685
Series 2022 B, 5.25% 5/15/52	5,000,000	5,543,695
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2013 A, 4% 10/1/42	750,000	719,984
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	55,000	60,405
5% 10/1/30	85,000	93,352
5% 10/1/31	80,000	87,524
5% 10/1/32	40,000	43,687
5% 10/1/39	150,000	160,792
5% 10/1/40	120,000	128,370
5% 10/1/41	85,000	90,880
Tarrant County Series 2022, 5% 7/15/35	110,000	124,990
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Scott & White Health Proj.) Series 2022 D, 5% 11/15/51	1,310,000	1,381,470
Series 2015, 5% 9/1/30	280,000	287,193
Series 2020, 5% 12/1/24	35,000	36,494
Series 2022:
4% 10/1/41	480,000	469,860
4% 10/1/42	80,000	76,514
4% 10/1/47	1,085,000	1,026,331
4% 10/1/52	190,000	176,376
5% 10/1/36	35,000	38,355
5% 10/1/40	130,000	135,906
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015:
5% 11/15/30	245,000	247,322
5% 11/15/35	295,000	295,419
5% 11/15/40	320,000	315,476
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/26	250,000	260,326
5% 11/15/27	210,000	218,370
5% 11/15/28	170,000	176,422
5% 11/15/29	235,000	243,499
5% 11/15/30	360,000	372,889
5% 11/15/37	675,000	689,221
Series 2016 B, 5% 11/15/46	1,900,000	1,912,947
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	965,000	980,169
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	260,000	264,131
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% 11/15/45 (h)	2,300,000	920,000
Series 2017, 5.25% 11/15/47	285,000	114,000
Series 2020, 5.75% 12/1/54	3,043,304	2,137,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Trinity Terrace Proj.) Series 2014 A1, 5% 10/1/44	165,000	165,217
Series 2016 A:
4% 2/15/35	605,000	607,667
5% 2/15/41	1,320,000	1,349,756
5% 2/15/47	4,055,000	4,122,031
Series 2018 B, 5% 7/1/43	80,000	81,964
Series 2022 A, 4% 7/1/53	2,455,000	2,212,359
Temple Reinvestment Zone # One Tax Increment Rev. Series 2021 A:
4% 8/1/31	45,000	47,426
4% 8/1/33	40,000	41,515
4% 8/1/34	50,000	51,590
4% 8/1/37	40,000	40,362
4% 8/1/38	35,000	35,087
4% 8/1/41	40,000	38,578
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2022 A, 3.5% 7/1/52	1,595,000	1,552,858
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	895,000	894,872
Series 2021 A, 3% 3/1/52	2,910,000	2,782,368
Series 2022 A, 5.5% 9/1/52	1,280,000	1,365,832
Series A, 3.5% 3/1/51	860,000	843,969
Texas Gen. Oblig.:
Series 2015 A, 3.3% 10/1/29	1,125,000	1,135,300
Series 2016, 5% 4/1/23	2,500,000	2,521,978
Series 2022 B, 5% 8/1/39	1,240,000	1,292,796
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	7,895,000	8,249,004
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/26	1,000,000	1,029,241
5% 12/15/27	500,000	516,317
5% 12/15/30	390,000	407,483
5% 12/15/31	1,985,000	2,076,375
5% 12/15/32	175,000	183,186
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 2.863% 9/15/27 (b)	4,690,000	4,472,100
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	164,256
Texas Private Activity Bond Surface Trans. Corp.:
(Blueridge Trans. Group, LLC SH 288 Toll Lanes Proj.) Series 2016:
5% 12/31/45 (d)	1,030,000	1,039,913
5% 12/31/50 (d)	5,145,000	5,173,248
5% 12/31/55 (d)	1,425,000	1,428,749
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/35	270,000	256,468
4% 6/30/36	555,000	522,281
4% 12/31/36	115,000	107,748
4% 6/30/37	410,000	381,890
4% 12/31/37	225,000	209,204
4% 6/30/38	135,000	124,495
4% 12/31/38	125,000	115,062
4% 6/30/39	1,270,000	1,161,181
4% 12/31/39	110,000	100,388
4% 6/30/40	1,060,000	957,677
(LBJ Infrastucutre Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/35	880,000	831,719
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 4% 12/31/38	1,000,000	916,259
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (d)	14,520,000	14,352,692
Series 2013:
6.75% 6/30/43 (d)	2,965,000	3,027,282
7% 12/31/38 (d)	750,000	767,960
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
4% 2/1/38	1,205,000	1,218,723
5% 2/1/25	75,000	78,724
Texas Pub. Fin. Auth. Rev. Series 2016, 5% 5/1/28	210,000	220,885
Texas St Technical College Sys.:
Series 2022 A:
5.75% 8/1/47	580,000	658,255
6% 8/1/54 (Assured Guaranty Muni. Corp. Insured)	555,000	637,189
Series 2022, 5.5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	1,405,000	1,584,572
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/31	505,000	550,532
5% 3/15/32	1,065,000	1,159,095
Series 2019 A:
4% 3/15/34	125,000	129,393
4% 3/15/35	110,000	112,578
5% 3/15/25	95,000	99,905
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002, 0% 8/15/28	5,000,000	4,110,782
Texas Trans. Commission:
Series 2019 A:
0% 8/1/37	95,000	44,288
0% 8/1/38	70,000	30,754
0% 8/1/39	80,000	33,015
0% 8/1/40	80,000	30,891
0% 8/1/41	250,000	90,442
0% 8/1/43	175,000	56,090
5% 8/1/57	4,350,000	4,364,465
Series 2021 A, 0% 8/1/42	215,000	73,281
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2015 C:
5% 8/15/34	1,000,000	1,019,676
5% 8/15/37	3,280,000	3,333,677
5% 8/15/42	3,915,000	3,960,619
Series 2020 A, 5% 8/15/39	2,105,000	2,258,755
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	7,715,000	7,076,564
Texas Wtr. Dev. Board Rev.:
Series 2015 A, 5% 10/15/45	500,000	521,116
Series 2018 A, 5% 10/15/43	1,480,000	1,580,813
Series 2018 B, 5% 4/15/49	170,000	181,184
Series 2020, 5% 8/1/30	705,000	815,071
Series 2022, 5% 8/1/41	1,000,000	1,119,208
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	680,000	721,209
5% 2/15/34	605,000	640,145
5% 2/15/36	365,000	384,833
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	255,000	275,183
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/28	1,065,000	1,149,743
Series 2019 B, 5% 8/15/49	2,510,000	2,883,167
Series 2020 C, 5% 8/15/31	2,120,000	2,486,356
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	300,000	322,635
Van Alstyne Independent School District Series 2022, 5% 2/15/47	900,000	993,965
Weatherford Independent School District Series 2002, 0% 2/15/33	850,000	588,885
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 4% 12/15/49	905,000	811,792
White Settlement Independent School District Series 2022, 4% 8/15/52	540,000	520,019
Woodloch Health Facilities Dev. Corp. (Inspired Living at Lewisville Proj.):
Series 2016 A1, 6.75% 12/1/51 (f)	615,000	370,538
Series 2016 B, 10% 12/1/51	205,000	10,250
TOTAL TEXAS		407,137,431
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A:
4% 7/1/36	3,295,000	3,386,775
5% 7/1/32	1,500,000	1,740,378
5% 7/1/33	1,000,000	1,155,555
5% 7/1/45	1,750,000	1,914,606
Mida Golf & Equestrian Ctr. Pub. Infrastructure District Series 2021, 4.5% 6/1/51 (f)	300,000	224,528
Mida Mountain Village Pub. Infrastructure Series 2020 A, 5% 8/1/50 (f)	250,000	224,314
Military Installation Dev. Auth. Utah Tax Allocation Rev.:
Series 2021 A1, 4% 6/1/52	900,000	661,322
Series 2021 A2, 4% 6/1/52	1,805,000	1,304,631
Park City School District (Utah School Bond Guaranty Prog.) Series 2022, 5% 2/1/33	325,000	379,379
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	245,000	254,643
5% 7/1/27 (d)	515,000	545,437
5% 7/1/29 (d)	450,000	474,698
5% 7/1/30 (d)	335,000	353,225
5% 7/1/31 (d)	640,000	672,886
5% 7/1/33 (d)	485,000	506,634
5% 7/1/35 (d)	485,000	502,498
5% 7/1/36 (d)	1,810,000	1,867,583
5% 7/1/37 (d)	2,500,000	2,572,739
5% 7/1/42 (d)	5,930,000	6,036,732
5% 7/1/47 (d)	6,595,000	6,673,188
Series 2017 B:
5% 7/1/34	90,000	95,945
5% 7/1/35	85,000	90,104
5% 7/1/36	85,000	89,695
5% 7/1/37	55,000	57,766
5% 7/1/47	380,000	390,490
Series 2018 A:
5% 7/1/33 (d)	1,170,000	1,232,408
5% 7/1/43 (d)	2,250,000	2,301,228
5.25% 7/1/48 (d)	1,860,000	1,909,079
Series 2021 A:
4% 7/1/41 (d)	1,000,000	944,381
4% 7/1/51 (d)	2,000,000	1,804,439
5% 7/1/32 (d)	1,000,000	1,083,434
5% 7/1/34 (d)	1,000,000	1,070,581
5% 7/1/46 (d)	500,000	513,032
5% 7/1/51 (d)	1,675,000	1,693,628
Series 2021 B:
5% 7/1/46	470,000	493,110
5% 7/1/51	1,880,000	1,961,259
Salt Lake City Pub. Utils. Rev. Series 2022, 5% 2/1/52	1,375,000	1,513,293
UIPA Crossroad Pub. Infrastructure District Series 2021:
4.125% 6/1/41 (f)	1,000,000	849,730
4.375% 6/1/52 (f)	1,520,000	1,239,561
Utah Charter School Fin. Auth.:
(Spectrum Academy Proj.) Series 2020:
4% 4/15/45	375,000	335,080
4% 4/15/50	250,000	217,134
(Syracuse Arts Academy Proj.) Series 2017:
5% 4/15/42	1,165,000	1,183,718
5% 4/15/47	905,000	915,335
(Utah Charter Academies Proj.) Series 2018:
5% 10/15/43	275,000	280,783
5% 10/15/48	290,000	294,412
Series 2017, 5% 4/15/37	210,000	215,133
Series 2019 A:
5% 4/15/39	60,000	62,375
5% 4/15/44	55,000	56,475
5% 4/15/49	390,000	398,068
Series 2020 A, 4% 10/15/54	250,000	211,913
Utah County Hosp. Rev.:
Series 2014 A, 5% 5/15/45	500,000	508,821
Series 2016 B, 5% 5/15/46	1,000,000	1,036,243
Series 2020 A:
5% 5/15/43	1,065,000	1,137,779
5% 5/15/50	705,000	729,590
Utah Gen. Oblig. Series 2020:
3% 7/1/33	250,000	245,854
5% 7/1/26	65,000	70,296
Utah Hsg. Corp.:
Series 2019 G, 4.5% 7/21/49	179,751	180,345
Series 2019 H, 4.5% 8/21/49	97,149	97,471
Series 2019 I, 4% 9/21/49	171,950	172,215
Series 2020 B, 3.5% 2/21/50	263,407	258,996
Series 2021 I, 2.5% 8/21/51	766,775	733,428
Series 2021 J, 2.5% 9/21/51	2,977,939	2,834,736
Utah Infrastructure Agcy.:
Series 2017 A:
5% 10/15/34	250,000	253,535
5% 10/15/40	250,000	250,197
Series 2018 A, 5.375% 10/15/40	250,000	254,205
Series 2019:
4% 10/15/24	365,000	363,082
4% 10/15/30	490,000	468,874
4% 10/15/34	240,000	219,897
4% 10/15/39	420,000	362,017
5% 10/15/25	270,000	274,890
Series 2021, 3% 10/15/45	490,000	322,554
Series 2022, 5% 10/15/46	410,000	400,044
Weber Basin Wtr. Conservancy District Series 2019 A, 5% 10/1/44	750,000	806,934
TOTAL UTAH		66,937,343
Vermont - 0.1%
Univ. of Vermont and State Agricultural College:
Series 2015, 4.125% 10/1/45	1,000,000	962,541
Series 2019 A, 5% 10/1/49	600,000	638,087
Vermont Econ. Dev. Auth. Soli Bonds Series 2013, 4.625%, tender 4/3/28 (b)(d)(f)	220,000	212,963
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	695,000	695,138
5% 10/15/46	845,000	832,450
(Middlebury College Proj.) Series 2020, 5% 11/1/49	1,500,000	1,595,327
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	984,000	934,190
Series A, 3.75% 11/1/50	99,000	98,367
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2018 A:
3.625% 6/15/29 (d)	55,000	54,461
3.75% 6/15/30 (d)	60,000	59,435
4% 6/15/33 (d)	55,000	54,564
4% 6/15/34 (d)	60,000	59,506
Series 2018 B, 4.375% 6/15/46 (d)	160,000	135,686
Series 2019 A:
3% 6/15/35 (d)	1,495,000	1,339,538
5% 6/15/27 (d)	705,000	742,391
5% 6/15/29 (d)	1,200,000	1,255,366
Series 2019 B, 4% 6/15/47 (d)	265,000	213,697
Series 2019, 3.375% 6/15/36 (d)	820,000	786,162
Series 2020 A, 5% 6/15/28 (d)	705,000	735,748
Series 2021 A:
2.375% 6/15/39 (d)	245,000	215,878
5% 6/15/29 (d)	105,000	111,323
5% 6/15/31 (d)	120,000	127,840
Series 2022 A, 4.375% 6/15/40 (d)	440,000	432,311
TOTAL VERMONT		12,292,969
Virgin Islands - 0.2%
Matching Fund Spl. Purp. Securitization Corp. Series 2022 A:
5% 10/1/25	75,000	76,541
5% 10/1/26	365,000	374,299
5% 10/1/30	2,200,000	2,265,595
5% 10/1/32	2,200,000	2,263,054
5% 10/1/39	10,305,000	10,367,789
Virgin Islands Pub. Fin. Auth.:
Series 2012 A, 5% 10/1/32	400,000	377,037
Series 2014 C:
5% 10/1/30 (f)	400,000	382,309
5% 10/1/39	1,000,000	1,009,287
5% 10/1/39 (f)	300,000	271,441
TOTAL VIRGIN ISLANDS		17,387,352
Virginia - 1.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.45%, tender 4/1/27 (b)(d)	180,000	157,962
Arlington County IDA Hosp. Facilities Series 2020:
4% 7/1/38	205,000	205,656
4% 7/1/45	1,000,000	958,349
5% 7/1/27	240,000	256,695
5% 7/1/36	480,000	518,341
Arlington County Indl. Rev. (County Projs.) Series 2017, 5% 2/15/43	400,000	428,066
Charles City County Solid Wt Rev. Bonds Series 2002, 1.45%, tender 4/1/27 (b)(d)	85,000	74,593
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,301,555
5% 7/1/46	4,380,000	4,422,966
5% 7/1/51	2,985,000	2,996,565
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	65,000	74,135
5% 8/1/35	75,000	85,074
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 0% 7/15/40 (e)	1,055,000	1,062,375
Embrey Mill Cmnty. Dev. Auth. Series 2013, 7.25% 3/1/43 (Pre-Refunded to 3/1/23 @ 100)	445,000	449,843
Fairfax County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A:
5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	230,000	235,291
5% 12/1/42 (Pre-Refunded to 12/1/23 @ 100)	395,000	404,087
5% 12/1/47 (Pre-Refunded to 12/1/23 @ 100)	280,000	286,441
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.):
Series 2014 A, 5% 5/15/44	1,475,000	1,489,774
Series 2016 A, 5% 5/15/31	590,000	631,790
Series 2018 A, 4% 5/15/48	1,665,000	1,586,654
Fairfax County Redev. & Hsg. Auth. Rev. Series 2019:
5% 10/1/35	830,000	903,190
5% 10/1/37	850,000	918,637
Farmville Indl. Edl. Facilities Rev. (Longwood Univ. Student Hsg. Projs.):
Series 2018 A:
5% 1/1/48	250,000	236,337
5% 1/1/55	700,000	650,472
Series 2020 A, 5% 1/1/59	250,000	229,376
Freddie Mac Series 2022-ML13 Class XCA, 0.9531% 7/25/36 (b)(f)	10,056,730	628,093
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	570,000	587,660
5% 6/15/26	110,000	113,144
5% 6/15/30	150,000	153,071
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	1,370,000	1,442,902
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	5,965,000	6,773,072
Series 2020 A:
5% 7/1/45	1,000,000	1,085,248
5% 7/1/60	1,030,000	1,106,119
Series 2022 A, 4% 7/1/52	1,000,000	961,409
Henrico County Econ. Dev. Auth. Residential Care Facility Rev. Series 2022 A:
5% 10/1/47	575,000	600,471
5% 10/1/52	605,000	626,082
Indl. Dev. Auth. Botetourt County Residential Care Facility Rev. Series 2014 A, 6% 7/1/34	1,030,000	1,055,170
James City County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A, 6% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	318,093	322,967
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(d)	310,000	309,083
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	885,000	804,593
Lynchburg Econ. Dev. Series 2021:
3% 1/1/51	1,310,000	906,827
4% 1/1/55	1,610,000	1,409,634
Lynchburg Econ. Dev. Auth. (Randolph College Projs.) Series 2018, 5% 9/1/48	250,000	253,269
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	145,000	158,492
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	565,000	547,057
5% 1/1/46	725,000	661,130
5.375% 1/1/35	880,000	881,071
5.375% 1/1/46	600,000	579,587
Series 2019 A, 5% 1/1/49	455,000	410,294
Peninsula Ccda Spl. Oblig. Series 2018, 4.5% 9/1/45 (f)	205,000	170,461
Richmond Pub. Util. Rev. Series 2013 A, 5% 1/15/38 (Pre-Refunded to 1/15/23 @ 100)	60,000	60,183
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
4% 9/1/48	250,000	216,086
5% 9/1/27	30,000	31,562
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	20,000	18,584
4% 4/1/39	15,000	13,840
4% 4/1/40	20,000	18,285
4% 4/1/45	50,000	44,430
5% 4/1/24	20,000	20,404
5% 4/1/26	20,000	20,849
5% 4/1/27	20,000	21,017
5% 4/1/28	30,000	31,740
5% 4/1/29	35,000	37,235
5% 4/1/49	65,000	66,192
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	100,000	96,298
Series 2016:
4% 6/15/37	110,000	104,644
5% 6/15/27	185,000	195,108
5% 6/15/28	55,000	57,794
5% 6/15/30	80,000	83,452
5% 6/15/33	210,000	217,048
5% 6/15/34	100,000	103,052
5% 6/15/35	455,000	466,934
5% 6/15/36	665,000	680,642
Tobacco Settlement Fing. Corp.:
Series 2007 A1, 6.706% 6/1/46	775,000	705,364
Series 2007 C1, 0% 6/1/47	3,795,000	908,908
Toll Road Investors Partnership II, LP:
0% 2/15/26 (f)	1,295,000	1,037,018
0% 2/15/27 (f)	181,000	133,870
0% 2/15/28 (f)	528,000	363,205
0% 2/15/33 (f)	790,000	387,169
0% 2/15/43 (f)	5,412,904	1,306,415
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/47	2,710,000	2,882,183
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	4,345,000	4,572,666
4% 2/1/35	6,250,000	6,530,364
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/23 (f)	195,000	196,035
5% 7/1/24 (f)	210,000	212,664
5% 7/1/25 (f)	215,000	219,052
5% 7/1/30 (f)	665,000	674,285
5% 7/1/35 (f)	200,000	200,856
5% 7/1/45 (f)	440,000	422,943
Series 2015 B:
5% 7/1/45 (f)	845,000	812,285
5.25% 7/1/30 (f)	380,000	388,063
5.25% 7/1/35 (f)	405,000	409,651
(Regent Univ. Proj.) Series 2021:
5% 6/1/27	80,000	82,473
5% 6/1/28	85,000	87,885
5% 6/1/29	85,000	88,025
Series 2001, 5.75% 1/1/34	65,000	80,561
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	130,000	143,306
5% 5/15/33	110,000	120,974
Series 2022, 4% 5/15/36	1,310,000	1,353,652
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 4% 7/1/40	2,805,000	2,759,583
Virginia Hsg. Dev. Auth. Series 2022 G, 5.15% 11/1/52	1,350,000	1,380,394
Virginia Port Auth. Port Facilities Rev. Series 2016 B:
5% 7/1/41 (d)	1,530,000	1,592,301
5% 7/1/45 (d)	2,345,000	2,434,354
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	1,625,000	1,667,768
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 7/1/39 (d)	600,000	540,905
4% 1/1/40 (d)	440,000	392,629
4% 1/1/41 (d)	215,000	189,539
4% 1/1/48 (d)	8,335,000	6,946,123
5% 7/1/33 (d)	820,000	864,912
5% 7/1/34 (d)	270,000	282,034
5% 7/1/35 (d)	305,000	316,561
5% 1/1/36 (d)	335,000	346,824
5% 7/1/37 (d)	190,000	195,402
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 4% 7/1/32 (d)	445,000	439,804
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)	2,635,000	2,546,465
4% 7/1/35 (d)	1,740,000	1,673,798
4% 1/1/36 (d)	470,000	449,577
4% 1/1/37 (d)	4,355,000	4,106,679
4% 1/1/38 (d)	2,935,000	2,741,764
4% 1/1/39 (d)	1,180,000	1,088,426
4% 1/1/40 (d)	6,230,000	5,693,977
(I-495 Hot Lanes Proj.) Series 2022:
5% 12/31/42 (d)	1,000,000	1,043,487
5% 12/31/47 (d)	6,260,000	6,455,718
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/47 (d)	360,000	360,716
5% 12/31/49 (d)	1,845,000	1,845,074
5% 12/31/52 (d)	3,560,000	3,537,928
5% 12/31/56 (d)	14,960,000	14,766,418
Series 2014, 5.25% 10/1/29	130,000	135,660
Series 2020 A:
4% 1/1/45	400,000	354,236
5% 1/1/33	400,000	428,674
5% 1/1/35	655,000	695,668
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020 A, 4% 12/1/49	2,460,000	2,246,646
West Point Indl. Dev. Auth. Series 1994 A, 6.375% 3/1/19 (d)	115,000	12
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	305,000	320,106
5% 1/1/34	185,000	192,187
5% 1/1/35	185,000	191,334
5% 1/1/44	260,000	261,020
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	580,000	555,102
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	20,000	19,791
TOTAL VIRGINIA		142,095,977
Washington - 1.5%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	375,000	375,317
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/41	2,775,000	2,929,942
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	70,888
Energy Northwest Elec. Rev.:
Series 2014 C, 5% 7/1/28	1,010,000	1,045,824
Series 2020 A:
5% 7/1/33	1,105,000	1,250,970
5% 7/1/34	530,000	596,453
5% 7/1/35	500,000	559,548
5% 7/1/36	705,000	785,890
5% 7/1/37	700,000	777,102
Series 2021 A:
4% 7/1/42	2,805,000	2,813,397
5% 7/1/41	5,015,000	5,535,969
Series 2022 A, 5% 7/1/36	2,475,000	2,822,955
Everett Hsg. Auth. Rev. (Huntington Park Apts. Proj.) Series 2022, 4% 7/1/37	2,700,000	2,572,652
Grays Hbr. County Gen. Oblig. Series 2018:
5% 12/15/33	400,000	418,432
5% 12/15/38	510,000	525,777
5% 12/15/48	985,000	1,003,152
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	400,000	409,859
4% 6/1/28	255,000	262,225
4% 12/1/29	45,000	46,381
Pend Oreille Pub. Util. District Series 2018, 5% 1/1/48	250,000	253,277
Port of Seattle Rev.:
Series 2013, 5% 7/1/28 (d)	1,000,000	1,010,632
Series 2015 B, 5% 3/1/25	225,000	233,342
Series 2016 B:
5% 10/1/28 (d)	425,000	446,584
5% 10/1/30 (d)	245,000	255,635
Series 2016:
5% 2/1/25	70,000	73,190
5% 2/1/28	110,000	117,073
Series 2017 C, 5% 5/1/42 (d)	2,050,000	2,094,058
Series 2019 A, 4% 4/1/44 (d)	1,380,000	1,230,782
Series 2019:
5% 4/1/33 (d)	905,000	961,980
5% 4/1/34 (d)	965,000	1,021,132
5% 4/1/35 (d)	5,300,000	5,578,838
5% 4/1/37 (d)	2,135,000	2,229,847
5% 4/1/44 (d)	2,025,000	2,076,759
Series 2021 C:
5% 8/1/24 (d)	2,735,000	2,814,721
5% 8/1/25 (d)	1,795,000	1,875,627
5% 8/1/26 (d)	2,390,000	2,528,709
5% 8/1/27 (d)	950,000	1,014,191
5% 8/1/28 (d)	2,650,000	2,847,876
5% 8/1/38 (d)	800,000	843,637
5% 8/1/46 (d)	500,000	510,974
Series 2022 B:
4% 8/1/47 (d)	320,000	279,592
5% 8/1/40 (d)	2,000,000	2,098,303
5% 8/1/41 (d)	1,000,000	1,044,150
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,760,000	1,616,415
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	680,000	687,996
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	500,000	505,880
Series 2017, 5% 12/1/38	75,000	77,691
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	55,000	58,488
5% 1/1/38	55,000	58,444
Univ. of Washington Univ. Revs.:
Series 2015 C, 4% 12/1/30	1,185,000	1,222,801
Series 2020 A, 4% 4/1/39	250,000	248,138
Washington Convention Ctr. Pub. Facilities:
Series 2018, 4% 7/1/58	385,000	296,910
Series 2021 A, 5% 7/1/58	250,000	243,682
Series 2021 B:
3% 7/1/43	500,000	362,867
3% 7/1/48	250,000	162,532
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	5,615,000	3,644,389
4% 7/1/58	250,000	192,799
Series 2021, 4% 7/1/31	2,800,000	2,525,043
Washington Gen. Oblig.:
Series 2013 D, 4% 7/1/29	600,000	604,120
Series 2014 E:
5% 2/1/33	1,250,000	1,281,170
5% 2/1/37	2,560,000	2,614,660
5% 2/1/39	1,705,000	1,739,244
Series 2016 C, 5% 2/1/39	165,000	173,008
Series 2017 D:
5% 2/1/33	545,000	590,116
5% 2/1/35	30,000	32,252
Series 2018 C:
5% 8/1/30	810,000	890,381
5% 2/1/41	65,000	69,622
Series 2018 D, 5% 8/1/33	305,000	332,612
Series 2020 A:
5% 8/1/40	500,000	546,691
5% 8/1/44	750,000	818,174
Series 2020 C:
5% 2/1/29	735,000	830,796
5% 2/1/39	5,900,000	6,494,502
Series 2020 R, 4% 7/1/29	1,375,000	1,478,127
Series 2021 A, 5% 8/1/43	60,000	65,609
Series 2021 C, 4% 8/1/36	560,000	576,426
Series 2021 E:
5% 6/1/37	330,000	372,770
5% 6/1/43	1,640,000	1,801,398
Series 2021 F:
5% 6/1/36	2,675,000	3,036,416
5% 6/1/39	305,000	340,217
5% 6/1/40	3,535,000	3,924,519
Series 2021 R, 4% 7/1/41	3,470,000	3,486,805
Series 2022 A:
5% 8/1/35	7,700,000	8,789,547
5% 8/1/42	5,000,000	5,524,945
Series 2022 D:
4% 7/1/36	2,050,000	2,116,255
4% 7/1/37	1,425,000	1,463,512
Series 2022 RB, 5% 2/1/29	530,000	599,077
Series 2023 A:
5% 8/1/35	1,500,000	1,733,285
5% 8/1/44	765,000	846,465
Series R-2017 A:
5% 8/1/27	55,000	59,435
5% 8/1/28	55,000	59,395
5% 8/1/30	300,000	323,647
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	100,000	104,490
5% 7/1/27	185,000	197,302
5% 7/1/28	230,000	246,350
5% 7/1/29	115,000	122,543
5% 7/1/30	105,000	111,330
5% 7/1/31	180,000	190,594
5% 7/1/32	245,000	258,940
5% 7/1/33	345,000	363,698
5% 7/1/34	230,000	241,240
5% 7/1/35	130,000	135,818
5% 7/1/36	125,000	130,237
5% 7/1/42	1,715,000	1,752,774
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/25	625,000	628,510
Series 2018 B:
5% 10/1/30	65,000	71,213
5% 10/1/31	85,000	92,470
5% 10/1/32	60,000	64,811
5% 10/1/33	140,000	149,966
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	15,000	15,494
5% 8/15/26	15,000	15,650
5% 8/15/27	105,000	110,607
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	125,000	131,245
5% 8/15/30	55,000	57,722
Bonds Series 2019 B2, 5%, tender 8/1/25 (b)	965,000	993,189
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	285,000	301,864
Series 2017 A, 4% 7/1/42	370,000	357,337
Series 2017 B, 4% 8/15/41	405,000	390,353
Series 2017:
4% 8/15/42	1,900,000	1,712,264
5% 8/15/35	400,000	411,857
5% 8/15/36	30,000	30,788
5% 8/15/37	365,000	371,045
Series 2019 A 1, 4% 8/1/44	180,000	156,127
Series 2019 A1:
5% 8/1/34	105,000	110,469
5% 8/1/37	55,000	57,069
Series 2019 A2:
5% 8/1/35	160,000	167,528
5% 8/1/39	65,000	67,029
5% 8/1/44	825,000	835,674
Series 2020:
5% 9/1/38	130,000	136,368
5% 9/1/45	1,240,000	1,276,851
5% 9/1/50	690,000	704,849
5% 9/1/55	3,705,000	3,777,298
Washington Higher Ed. Facilities Auth. Rev.:
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/45	175,000	175,738
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	30,000	31,054
5% 10/1/26	130,000	135,841
5% 10/1/27	260,000	272,140
5% 10/1/28	270,000	282,655
5% 10/1/34	185,000	190,994
5% 10/1/35	330,000	339,765
5% 10/1/36	415,000	426,445
5% 10/1/40	500,000	509,729
Washington Hsg. Fin. Commission:
Series 2021 1, 3.5% 12/20/35	5,916,473	5,303,094
Series 2021 1N, 3% 12/1/49	1,455,000	1,408,047
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Eliseo Proj.) Series 2021 A:
4% 1/1/41 (f)	300,000	238,090
4% 1/1/57 (f)	300,000	211,998
(Judson Park Proj.) Series 2018, 5% 7/1/48 (f)	295,000	247,548
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (f)	455,000	371,165
5% 1/1/51 (f)	1,735,000	1,378,515
(The Hearthstone Proj.) Series 2018 A:
5% 7/1/48 (f)	405,000	303,767
5% 7/1/53 (f)	100,000	73,047
(Transforming Age Projs.) Series 2019 A, 5% 1/1/55 (f)	2,350,000	1,823,067
Series 2015 A, 7% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (f)	1,205,000	1,315,225
Whidbey Island Pub. Hosp. District Series 2013, 5.375% 12/1/39	250,000	208,536
TOTAL WASHINGTON		156,060,338
West Virginia - 0.1%
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (f)	445,000	448,696
5.75% 6/1/43 (f)	445,000	449,555
Series 2021 A, 4.125% 6/1/43 (f)	610,000	532,108
Series 2021 B, 4.875% 6/1/43 (f)	220,000	190,795
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	710,000	633,763
Series 2011 A, 1%, tender 9/1/25 (b)(d)	670,000	611,042
(Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (b)(d)	420,000	418,678
(Wheeling Pwr. Co. - Mitchell Proj.) Series 2013 A, 3%, tender 6/18/27 (b)(d)	975,000	922,210
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
4% 1/1/37	250,000	234,875
4% 6/1/51	1,495,000	1,362,310
4.125% 1/1/47	300,000	263,011
5% 1/1/31	200,000	208,772
5% 1/1/32	160,000	166,634
5% 1/1/33	105,000	109,116
Series 2019 A:
5% 9/1/38	175,000	179,720
5% 9/1/39	50,000	51,460
West Virginia Hsg. Dev. Fund Series 2018 A:
3.45% 11/1/33	135,000	131,290
3.75% 11/1/38	125,000	119,633
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	705,000	740,748
5% 6/1/26	705,000	753,932
5% 6/1/27	705,000	766,137
5% 6/1/28	1,060,000	1,170,089
West Virginia Wtr. Dev. Auth. Series 2016 AII, 5% 11/1/33	140,000	149,137
Wheeling Combined Wtrwks. and Sewerage Sys. Series 2021 A:
4% 6/1/31	90,000	96,027
4% 6/1/32	55,000	58,266
4% 6/1/33	115,000	121,326
4% 6/1/35	135,000	140,581
4% 6/1/46	125,000	120,293
4% 6/1/51	90,000	84,280
TOTAL WEST VIRGINIA		11,234,484
Wisconsin - 1.0%
Blue Ridge Healthcare Pub. Fin. Auth.:
Series 2019, 6.75% 11/1/24 (f)	300,000	257,628
Series 2020 A, 4% 1/1/45	220,000	207,953
Mount Pleasant Tax Increment Rev. Series 2018 A:
5% 4/1/43	420,000	442,581
5% 4/1/48	2,890,000	2,981,676
Pub. Fin. Auth. Charter School Rev. Series 2020 A:
4% 7/1/30 (f)	55,000	50,292
5% 7/1/40 (f)	100,000	90,738
5% 7/1/55 (f)	205,000	173,241
Pub. Fin. Auth. Edl. Facilities:
Series 2016, 5.5% 1/1/47	250,000	251,451
Series 2018 A:
5.25% 10/1/43	1,195,000	1,198,902
5.25% 10/1/48	1,195,000	1,193,901
Series 2022 A:
5.25% 3/1/42	770,000	777,281
5.25% 3/1/47	5,650,000	5,662,540
Pub. Fin. Auth. Edl. Rev. Series 2019:
5% 6/15/39	40,000	40,393
5% 6/15/49	130,000	127,002
5% 6/15/53	85,000	82,341
Pub. Fin. Auth. Health Care Sys. Rev. Series 2022 A:
4% 10/1/52	2,030,000	1,826,119
5% 10/1/52	2,000,000	2,069,693
Pub. Fin. Auth. Higher Edcuational Faclities Rev. (Gannon Univ. Proj.) Series 2017:
5% 5/1/42	135,000	133,848
5% 5/1/47	125,000	121,252
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
5% 6/1/34	420,000	444,472
5% 6/1/38	600,000	617,360
Series 2019 A:
4% 10/1/49	250,000	220,130
5% 10/1/44	2,100,000	2,135,176
Series 2021 A, 4% 2/1/51	180,000	152,475
Pub. Fin. Auth. Hotel Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) Series 2022 A:
5% 2/1/42	795,000	765,602
5% 2/1/52	1,545,000	1,430,027
5% 2/1/62	1,265,000	1,145,783
Pub. Fin. Auth. Hotel/Conference Ctr. Facilities Rev. Series 2021 A:
4% 9/1/36 (f)	400,000	352,280
4% 9/1/41 (f)	360,000	297,571
4% 9/1/51 (f)	670,000	505,281
4% 9/1/56 (f)	355,000	260,575
Pub. Fin. Auth. Ltd. Oblig.:
(American Dream @ Meadowlands Proj.) Series 2017 A, 6.25% 8/1/27 (f)	2,810,000	2,303,126
Series 2017, 5.625% 8/1/24 (f)	1,105,000	919,222
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (f)	1,705,000	1,417,966
Pub. Fin. Auth. Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2015:
4.95% 3/1/30 (f)	25,000	25,250
5.25% 3/1/35 (f)	25,000	25,276
Series 2017 A, 5.125% 6/15/47 (f)	370,000	332,177
Series 2017:
5% 7/1/37	115,000	115,406
5% 7/1/47	280,000	273,092
5% 7/1/52	605,000	581,901
Series 2019 A:
4% 6/15/29 (f)	130,000	120,764
5% 6/15/39 (f)	140,000	128,049
5% 6/15/49 (f)	245,000	211,217
Series 2022, 5% 1/1/42 (f)	500,000	441,130
Pub. Fin. Auth. Retirement Cmntys. Rev. Series 2020 A, 5% 11/15/41	635,000	624,297
Pub. Fin. Auth. Rev.:
(CFP3 - Eastern Michigan Univ. Student Hsg. Proj.) Series 2022 A1:
5.25% 7/1/42	1,775,000	1,869,249
5.375% 7/1/47	1,350,000	1,414,466
5.5% 7/1/52	1,490,000	1,559,323
5.625% 7/1/55	1,140,000	1,194,946
(Irving Convention Ctr. Hotel) Series 2017 A2, 7% 1/1/50 (f)	300,000	326,338
Series 2016 A, 5% 1/1/24 (d)	520,000	524,058
Series 2016 B, 5% 12/1/25 (d)	1,140,000	1,160,605
Series 2016 C, 4.3% 11/1/30 (d)	705,000	692,453
Series 2016 D, 4.05% 11/1/30	350,000	338,016
Pub. Fin. Auth. Spl. Facilities Rev.:
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (d)	500,000	384,090
Series 2021, 4.25% 7/1/54 (d)	1,930,000	1,391,381
Pub. Fin. Auth. Sr. Living Rev.:
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (f)	130,000	129,022
5% 5/15/28 (f)	190,000	184,008
5.25% 5/15/37 (f)	350,000	323,264
5.25% 5/15/42 (f)	485,000	433,328
5.25% 5/15/47 (f)	850,000	736,543
5.25% 5/15/52 (f)	965,000	820,931
(Rose Villa Proj.) Series 2014 A:
5.125% 11/15/29 (Pre-Refunded to 11/15/24 @ 100) (f)	100,000	104,319
5.5% 11/15/34 (Pre-Refunded to 11/15/24 @ 100) (f)	95,000	99,775
5.75% 11/15/44 (Pre-Refunded to 11/15/24 @ 100) (f)	80,000	84,398
6% 11/15/49 (Pre-Refunded to 11/15/24 @ 100) (f)	155,000	164,162
Series 2019 A, 4% 1/1/46	500,000	407,679
Pub. Fin. Auth. Student Hsg.:
(Beyond Boone, LLC - Appalachian State Univ. Proj.) Series 2020 A:
4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	170,000	149,827
4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	145,000	124,359
4% 7/1/55 (Assured Guaranty Muni. Corp. Insured)	165,000	139,453
(CHF - Wilmington, L.L.C. - Univ. of North Carolina at Wilmington Proj.) Series 2018:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,280,000	1,302,001
5% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	760,000	770,844
5% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,080,196
(NC A&T Real Estate Estate Foundation, LLC Proj.) Series 2019 A, 5% 6/1/49	250,000	227,395
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61 (f)	355,000	261,908
Series 2021, 4% 7/1/61 (f)	1,505,000	1,032,901
Series 2018, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	109,839
Series 2019 A, 5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	80,000	81,360
Series 2021 A1, 4% 7/1/51 (f)	575,000	416,839
Series 2021 A2, 5.35% 7/1/40 (f)	300,000	249,123
Series 2022 A, 5% 5/1/60 (f)	195,000	166,303
Series 2022 B, 9% 5/1/71 (f)	100,000	101,103
Pub. Fin. Auth. Wisconsin Arpt. Facilities Rev. Series 2012 B:
5% 7/1/42 (d)	635,000	628,001
5.25% 7/1/28 (d)	2,265,000	2,265,921
Pub. Fin. Auth. Wisconsin Retirement Facility Rev.:
Series 2018:
5% 10/1/43 (f)	1,425,000	1,232,363
5% 10/1/48 (f)	750,000	628,018
5% 10/1/53 (f)	1,435,000	1,177,511
Series 2021 A:
4% 10/1/46	65,000	52,060
4% 10/1/51	195,000	150,379
Series 2021 C, 4% 10/1/41	50,000	41,996
Series 2021, 4% 12/1/56	250,000	210,923
Roseman Univ. of Health:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (f)	150,000	143,665
5% 9/1/38 (f)	290,000	261,513
(Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 9/30/51 (d)	550,000	433,387
(Roseman Univ. of Health Sciences Proj.):
Series 2015, 5.875% 4/1/45	300,000	300,714
Series 2020, 5% 4/1/40 (f)	425,000	398,930
(Searstone CCRC Proj.):
Series 2017 A:
5.513% 6/1/37 (b)	1,150,000	1,211,826
5.613% 6/1/47 (b)	1,585,000	1,670,990
5.688% 6/1/52 (b)	555,000	585,314
Series 2021 B2, 2.25% 6/1/27 (f)	310,000	276,968
Series 2023 A, 5% 6/1/52	1,140,000	833,392
(Ultimate Med. Academy Proj.) Series 2019 A, 5% 10/1/39 (f)	500,000	460,368
(Wonderful Foundations Charter School Portfolio Projs.):
Series 2020 A1, 5% 1/1/55 (f)	1,050,000	813,437
Series 2020 B, 0% 1/1/60 (f)	300,000	15,239
Series 2020:
5% 1/1/40	250,000	248,288
5% 1/1/45	725,000	705,132
5% 4/1/50 (f)	295,000	262,008
Series 2021 A, 4.5% 6/1/56 (f)	8,170,000	6,078,064
Series 2021 B, 6.5% 6/1/56 (f)	1,870,000	1,490,104
Series 2021 C, 2.75% 6/1/26 (f)	250,000	238,094
Series 2022:
4% 4/1/32 (f)	520,000	470,711
4% 1/1/47	100,000	86,359
4% 1/1/52	105,000	87,509
Series 2023 A, 5% 6/1/37	510,000	430,326
Wisconsin Ctr. District Tax Rev.:
Series 2013 A:
5% 12/15/31 (Pre-Refunded to 12/15/22 @ 100)	500,000	500,444
5% 12/15/32 (Pre-Refunded to 12/15/22 @ 100)	250,000	250,222
Series 2020 C:
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	100,000	71,182
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	140,000	95,127
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	135,000	87,110
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	125,000	76,538
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	160,000	92,606
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	155,000	84,820
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	155,000	80,174
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	160,000	78,006
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	150,000	68,977
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	35,000	15,115
Series 2020 D:
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	135,000	92,637
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	210,000	137,127
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	200,000	124,060
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	300,000	176,092
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	310,000	172,223
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	505,000	265,475
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	545,000	270,334
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	595,000	278,668
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	255,000	112,276
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	80,000	83,583
Series 2021 A:
5% 5/1/33	35,000	38,779
5% 5/1/36	4,785,000	5,240,036
Series 2022 A, 5% 5/1/34	255,000	294,296
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	605,000	627,920
(Saint John's Cmntys., Inc. Proj.) Series 2018 A:
5% 9/15/40 (Pre-Refunded to 9/15/23 @ 100)	235,000	239,235
5% 9/15/45 (Pre-Refunded to 9/15/23 @ 100)	315,000	320,676
5% 9/15/50 (Pre-Refunded to 9/15/23 @ 100)	1,615,000	1,644,103
Series 2014:
4% 5/1/33	505,000	505,302
5% 5/1/25	45,000	45,979
Series 2015, 5% 12/15/44	435,000	437,918
Series 2016 A:
5% 2/15/28	290,000	301,670
5% 2/15/29	375,000	388,875
5% 2/15/30	415,000	429,688
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	705,000	769,538
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	70,000	76,408
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	120,000	130,985
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	60,000	65,493
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	210,000	229,224
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	230,000	251,055
Series 2017 C:
4% 2/15/42	625,000	558,482
5% 2/15/47	170,000	170,958
Series 2017:
5% 6/1/37	155,000	144,826
5% 6/1/41	235,000	214,340
Series 2018, 5% 4/1/34	1,545,000	1,666,075
Series 2019 A:
2.25% 11/1/26	10,000	9,999
5% 11/1/25	15,000	14,855
5% 11/1/26	250,000	245,984
5% 11/1/29	10,000	9,654
5% 12/1/30	40,000	43,202
5% 12/1/31	20,000	21,544
5% 12/1/32	20,000	21,469
5% 12/1/33	20,000	21,380
5% 12/1/34	20,000	21,330
5% 12/1/35	30,000	31,765
5% 11/1/39	405,000	360,338
5% 7/1/44	30,000	30,401
5% 11/1/46	1,140,000	963,013
5% 7/1/49	755,000	760,368
5% 11/1/54	1,745,000	1,418,320
Series 2019 B, 5% 7/1/38	25,000	25,582
Series 2019 B1, 2.825% 11/1/28	335,000	297,608
Series 2019 B2, 2.55% 11/1/27	210,000	198,060
Series 2019:
5% 10/1/24	15,000	15,568
5% 10/1/26	35,000	37,541
5% 10/1/30	285,000	312,398
5% 10/1/32	600,000	652,774
Series 2020 A:
4% 2/15/36 (Assured Guaranty Muni. Corp. Insured)	255,000	252,973
4% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	230,000	226,007
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2012, 5% 6/1/39	65,000	65,025
Series 2021:
4% 1/1/37	485,000	404,230
4% 1/1/47	595,000	443,186
4% 1/1/57	1,040,000	726,991
Series 2022:
4% 9/15/36	105,000	91,760
4% 9/15/41	105,000	87,775
4% 9/15/45	90,000	71,881
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	55,000	53,033
Series 2021 C, 3% 9/1/52	1,140,000	1,097,068
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	205,000	196,802
0.81%, tender 5/1/25 (b)	685,000	641,657
TOTAL WISCONSIN		105,855,950
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/35	45,000	44,935
4% 5/1/37	40,000	39,299
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2019 3, 3.75% 12/1/49	140,000	139,570
Series 2022 1, 3.5% 6/1/52	1,095,000	1,068,327
TOTAL WYOMING		1,292,131
TOTAL MUNICIPAL BONDS (Cost $7,001,836,558)		6,754,145,502

Municipal Notes - 1.3%
	Principal Amount (a)	Value ($)
Alabama - 0.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.1% 12/1/22, VRDN (b)	2,640,000	2,640,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.45% 12/1/22, VRDN (b)(d)	200,000	200,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.45% 12/1/22, VRDN (b)(d)	1,500,000	1,500,000
TOTAL ALABAMA		4,340,000
Alaska - 0.0%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 1% 12/1/22, VRDN (b)	300,000	300,000
Arizona - 0.0%
Arizona Health Facilities Auth. Rev. Series 2015 C, 1% 12/1/22, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 0.97% 12/1/22 (Liquidity Facility Northern Trust Co.), VRDN (b)	1,600,000	1,600,000
TOTAL ARIZONA		3,100,000
California - 0.0%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 A1, 0.6% 12/1/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	900,000	900,000
Colorado - 0.0%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 1.8% 12/7/22, VRDN (b)	1,800,000	1,800,000
Delaware - 0.1%
Univ. of Delaware Rev. Series 2005, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,445,000	5,445,000
District Of Columbia - 0.0%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 1.93% 12/7/22, LOC PNC Bank NA, VRDN (b)	845,000	845,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 1.88% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	350,000	350,000
TOTAL DISTRICT OF COLUMBIA		1,195,000
Florida - 0.1%
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. Series 2008 A, 1.88% 12/7/22, LOC Wells Fargo Bank NA, VRDN (b)	800,000	800,000
Hillsborough County Indl. Dev. Auth.:
Series 2020 B, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	800,000	800,000
Series 2020 C, 1.8% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	1,390,000	1,390,000
Series 2020 D, 0.95% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	800,000	800,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 1.8% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	1,860,000	1,860,000
TOTAL FLORIDA		5,650,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.4% 12/1/22, VRDN (b)	1,300,000	1,300,000
Series 2008, 1.7% 12/1/22, VRDN (b)	1,600,000	1,600,000
Series 2012, 1.45% 12/1/22, VRDN (b)(d)	3,950,000	3,950,000
Series 2018, 1.6% 12/1/22, VRDN (b)	1,300,000	1,300,000
TOTAL GEORGIA		8,150,000
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 C, 1.06% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,400,000	2,400,000
Illinois - 0.0%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series 2015 XF 10 09, 1.94% 12/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Barclays Bank PLC, (Liquidity Facility Barclays Bank PLC) (b)(j)(k)	900,000	900,000
Illinois Dev. Fin. Auth. Rev. (Chicago Horticultural Society Proj.) Series 1999, 1.8% 12/7/22, LOC JPMorgan Chase Bank, VRDN (b)	300,000	300,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2007, 1.95% 12/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)(d)	870,000	870,000
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. Series 2002, 1.95% 12/7/22, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,100,000	2,100,000
TOTAL ILLINOIS		4,170,000
Indiana - 0.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 1.06% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,100,000	2,100,000
Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 E, 0.95% 12/1/22, LOC JPMorgan Chase Bank, VRDN (b)	390,000	390,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 1.8% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	2,545,000	2,545,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 1.15% 12/1/22, VRDN (b)(d)	300,000	300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 1.83% 12/1/22, VRDN (b)(d)	300,000	300,000
TOTAL KENTUCKY		3,145,000
Michigan - 0.0%
Michigan Bldg. Auth. Rev. Series 2020 III, 1.96% 1/2/24, VRDN (b)	100,000	100,000
Minnesota - 0.0%
Hennepin County Gen. Oblig. Series 2018 B, 1.88% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,000,000	2,000,000
Mississippi - 0.2%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 B, 1% 1/3/23, VRDN (b)	750,000	750,000
Series 2011 A, 1% 12/1/22, VRDN (b)	1,560,000	1,560,000
Series 2011 D, 1% 12/1/22, VRDN (b)	2,560,000	2,560,000
(Chevron U.S.A., Inc. Proj.):
Series 2009 B, 1% 12/1/22, VRDN (b)	1,260,000	1,260,000
Series 2010, 1% 12/1/22, VRDN (b)	755,000	755,000
Series 2009 E, 1% 12/1/22, VRDN (b)	950,000	950,000
Series 2010 G, 1% 12/1/22, VRDN (b)	990,000	990,000
Series 2010 K. 1% 12/1/22, VRDN (b)	1,825,000	1,825,000
Series 2011 G, 1% 12/1/22, VRDN (b)	3,595,000	3,595,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.2% 12/1/22, VRDN (b)(d)	900,000	900,000
Mississippi Dev. Bank Spl. Oblig. Series 2009, 1% 12/1/22, VRDN (b)	500,000	500,000
TOTAL MISSISSIPPI		15,645,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2008 C, 1.86% 12/7/22, VRDN (b)	1,445,000	1,445,000
Missouri Health & Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B2, 1.05% 12/1/22, LOC Wells Fargo Bank NA, VRDN (b)	465,000	465,000
Participating VRDN Series Floaters 14, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(j)(k)	1,750,000	1,750,000
TOTAL MISSOURI		3,660,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C2, 1.9% 12/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)(d)	200,000	200,000
Clark County Fuel Tax Series 2008 A, 2% 12/7/22 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (b)(d)	500,000	500,000
TOTAL NEVADA		700,000
New Jersey - 0.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Hosp. Cap. Asset Fing. Prog.) Series 1985 B, 1.86%, LOC TD Banknorth, NA, VRDN (b)	2,195,000	2,195,000
New York - 0.2%
New York City Gen. Oblig.:
Series 2006 I4, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,610,000	1,610,000
Series 2012 2, 1.96% 12/8/22, VRDN (b)	250,000	250,000
Series 2014 D4, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 BB, 1% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	1,700,000	1,700,000
Series 2011 DD-1, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,270,000	2,270,000
Series 2014 AA, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,990,000	2,990,000
New York City Transitional Fin. Auth. Rev. Series 2003 A4, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,140,000	3,140,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 1.85% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	2,545,000	2,545,000
New York State Hsg. Fin. Agcy. Rev. Series 2020 I, 3.85% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,900,000	1,900,000
TOTAL NEW YORK		17,605,000
Non-State Specific - 0.0%
Fed. Home Ln. Mtg. Corp. Series 2018 M46, 2.625% 12/7/22 (Liquidity Facility Freddie Mac), VRDN (b)(f)	3,650,000	2,996,508
North Carolina - 0.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
(Carolinas Healthcare Sys. Proj.) Series 2007 B, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	900,000	900,000
(Carolinas Healthcare Sys.) Series 2007 C, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,100,000	1,100,000
TOTAL NORTH CAROLINA		2,000,000
Ohio - 0.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.02% 12/1/22, LOC Bank of Montreal, VRDN (b)	2,900,000	2,900,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.95% 12/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,900,000	2,900,000
TOTAL OHIO		5,800,000
Oregon - 0.1%
Oregon Facilities Auth. Rev. Series 2018 B, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	7,435,000	7,435,000
Pennsylvania - 0.0%
Haverford Township School District Series 2009, 1.86% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	670,000	670,000
Philadelphia Auth. for Indl. Dev. Rev. Series 2003, 1.86% 12/7/22, LOC Commerce Bank NA, VRDN (b)	2,500,000	2,500,000
TOTAL PENNSYLVANIA		3,170,000
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. Series 2001 A, 1.05% 12/1/22, VRDN (b)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 1% 12/1/22, VRDN (b)	2,200,000	2,200,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 1% 12/1/22, VRDN (b)	4,900,000	4,900,000
Series A1, 1% 12/1/22, VRDN (b)	7,210,000	7,210,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.):
Series 2001 A, 1% 12/1/22, VRDN (b)	400,000	400,000
Series 2001 B, 1.05% 12/1/22, VRDN (b)(d)	1,155,000	1,155,000
Series 2001 B2, 1.05% 12/1/22, VRDN (b)(d)	1,180,000	1,180,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	350,000	350,000
TOTAL TEXAS		17,495,000
Utah - 0.1%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	955,000	955,000
Utah County Hosp. Rev. Series 2018 C, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,000,000	5,000,000
TOTAL UTAH		5,955,000
Virginia - 0.1%
Albemarle County Econ. Dev. Auth. Hosp. Rev. Series 2018 A, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,025,000	4,025,000
Lynchburg Econ. Dev. Series 2017 B, 1% 12/1/22, LOC Truist Bank, VRDN (b)	4,100,000	4,100,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Univ. of Richmond Proj.) Series 2006, 1.1% 12/1/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	110,000	110,000
TOTAL VIRGINIA		8,235,000
Washington - 0.0%
King County Gen. Oblig. Series 2019, 1.05% 12/1/22, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $138,617,099)		138,276,508

Municipal Bond Funds - 31.2%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	69,792,848	670,709,271
BlackRock National Municipal Fund Investor A Shares	32,292,923	321,637,516
DWS Managed Municipal Bond Fund - Class S	44,351,859	352,597,276
DWS Strategic High Yield Tax-Free Fund Class S	1,822,203	18,641,132
Franklin Federal Tax-Free Income Fund - Class R6	44,423,514	470,000,780
iShares S&P National Municipal Bond ETF	1,663,928	176,742,432
MainStay MacKay High Yield Municipal Bond Fund Class A	7,295,659	83,097,557
MainStay MacKay Tax Free Bond Fund Class A	39,952,689	371,560,012
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 2.35% (b)(l)	600,000	600,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 2.35% (b)(f)(l)	900,000	900,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 2.35% (b)(f)(l)	1,500,000	1,500,000
T. Rowe Price Summit Municipal Income Fund Investor Class	37,026	405,068
T. Rowe Price Tax-Free High Yield Fund	11,340,191	120,999,839
T. Rowe Price Tax-Free Income Fund - I Class	246	2,256
Vanguard High-Yield Tax-Exempt Fund Admiral Shares	215	2,215
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	70,173,199	743,835,883
TOTAL MUNICIPAL BOND FUNDS (Cost $3,458,374,188)		3,333,231,237

Money Market Funds - 3.8%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Class I 3.56% (m)(n)	1	1
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60% (m)(n)	314,406,824	314,406,824
Fidelity Municipal Cash Central Fund 1.32% (o)(p)	51,309,619	51,319,881
Fidelity SAI Municipal Money Market Fund 1.83% (m)(n)	2,521	2,522
Invesco Government & Agency Portfolio Institutional Class 3.09% (m)	43,252,798	43,252,798
TOTAL MONEY MARKET FUNDS (Cost $408,982,026)		408,982,026

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $11,007,809,871)	10,634,635,273
NET OTHER ASSETS (LIABILITIES) - 0.6%	67,826,450
NET ASSETS - 100.0%	10,702,461,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	590	Mar 2023	66,965,000	(433,857)	(433,857)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	78	Mar 2023	9,906,000	(46,323)	(46,323)

TOTAL FUTURES CONTRACTS					(480,180)
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,875,608 or 3.3% of net assets.

(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Provides evidence of ownership in one or more underlying municipal bonds.
(k)	Coupon rates are determined by re-marketing agents based on current market conditions.
(l)	Non-income producing
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Affiliated Fund
(o)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.32%	-	182,138,881	130,819,000	257,125	-	-	51,319,881	2.1%
Total	-	182,138,881	130,819,000	257,125	-	-	51,319,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Municipal Income Fund Class Z	52,540,757	191,281	52,140,429	312,152	(1,514,743)	923,134	-
Fidelity Investments Money Market Government Portfolio Class I 3.56%	19,197,461	123,138,348	142,335,808	12,901	-	-	1
Fidelity Investments Money Market Government Portfolio Institutional Class 3.60%	297,808,048	2,796,128,333	2,779,529,557	1,855,255	-	-	314,406,824
Fidelity SAI Municipal Income Fund	1,562,415,414	-	1,513,520,897	1,817,192	(148,009,284)	99,114,767	-
Fidelity SAI Municipal Money Market Fund 1.83%	2,502	19	-	19	-	1	2,522
Fidelity SAI Tax-Free Bond Fund	132,748,349	2,750,000	131,430,855	152,269	(10,484,956)	6,417,462	-
Fidelity Tax-Free Bond Fund	186,324,548	-	180,390,645	356,680	(9,650,202)	3,716,299	-
	2,251,037,079	2,922,207,981	4,799,348,191	4,506,468	(169,659,185)	110,171,663	314,409,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	6,892,422,010	-	6,892,422,008	2

Municipal Bond Funds	3,333,231,237	3,330,231,237	3,000,000	-

Money Market Funds	408,982,026	408,982,026	-	-
Total Investments in Securities:	10,634,635,273	3,739,213,263	6,895,422,008	2
Derivative Instruments:

Liabilities
Futures Contracts	(480,180)	(480,180)	-	-
Total Liabilities	(480,180)	(480,180)	-	-
Total Derivative Instruments:	(480,180)	(480,180)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(480,180)
Total Interest Rate Risk	0	(480,180)
Total Value of Derivatives	0	(480,180)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,642,080,643)	$10,268,906,045
Fidelity Central Funds (cost $51,319,881)	51,319,881
Other affiliated issuers (cost $314,409,347)	314,409,347

Total Investment in Securities (cost $11,007,809,871)		$10,634,635,273
Segregated cash with brokers for derivative instruments		1,515,600
Cash		99,954
Receivable for investments sold		7,531,359
Receivable for fund shares sold		64,586,290
Dividends receivable		450,052
Interest receivable		95,242,915
Distributions receivable from Fidelity Central Funds		59,624
Prepaid expenses		6,014
Total assets		10,804,127,081
Liabilities
Payable for investments purchased
Regular delivery	$38,198,518
Delayed delivery	17,212,076
Payable for fund shares redeemed	16,591,220
Distributions payable	28,479,468
Accrued management fee	679,480
Payable for daily variation margin on futures contracts	344,449
Other payables and accrued expenses	160,147
Total Liabilities		101,665,358
Net Assets		$10,702,461,723
Net Assets consist of:
Paid in capital		$12,044,799,546
Total accumulated earnings (loss)		(1,342,337,823)
Net Assets		$10,702,461,723
Net Asset Value , offering price and redemption price per share ($10,702,461,723 ÷ 1,233,018,344 shares)		$8.68

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$52,134,602
Affiliated issuers		$4,505,825
Interest		116,168,854
Income from Fidelity Central Funds		257,125
Total Income		173,066,406
Expenses
Management fee	$16,936,217
Custodian fees and expenses	44,488
Independent trustees' fees and expenses	36,664
Registration fees	822,575
Audit	57,670
Legal	9,053
Miscellaneous	20,498
Total expenses before reductions	17,927,165
Expense reductions	(13,028,972)
Total expenses after reductions		4,898,193
Net Investment income (loss)		168,168,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(515,808,441)
Affiliated issuers	(169,659,185)
Futures contracts	7,778,275
Capital gain distributions from underlying funds:
Affiliated issuers	643
Total net realized gain (loss)		(677,688,708)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	87,542,685
Affiliated issuers	110,171,663
Futures contracts	(1,184,292)
Total change in net unrealized appreciation (depreciation)		196,530,056
Net gain (loss)		(481,158,652)
Net increase (decrease) in net assets resulting from operations		$(312,990,439)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period June 17, 2021 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,168,213	$113,840,575
Net realized gain (loss)	(677,688,708)	(293,471,519)
Change in net unrealized appreciation (depreciation)	196,530,056	(570,184,834)
Net increase (decrease) in net assets resulting from operations	(312,990,439)	(749,815,778)
Distributions to shareholders	(165,916,532)	(113,615,112)
Share transactions
Proceeds from sales of shares	15,394,351,869	15,753,905,938
Reinvestment of distributions	622	111,103
Cost of shares redeemed	(15,373,680,602)	(3,729,889,346)
Net increase (decrease) in net assets resulting from share transactions	20,671,889	12,024,127,695
Total increase (decrease) in net assets	(458,235,082)	11,160,696,805

Net Assets
Beginning of period	11,160,696,805	-
End of period	$10,702,461,723	$11,160,696,805

Other Information
Shares
Sold	1,766,300,240	1,647,644,902
Issued in reinvestment of distributions	72	11,205
Redeemed	(1,768,722,313)	(412,215,762)
Net increase (decrease)	(2,422,001)	1,235,440,345

Financial Highlights
Strategic Advisers® Municipal Bond Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.140	.202
Net realized and unrealized gain (loss)	(.352)	(.984)
Total from investment operations	(.212)	(.782)
Distributions from net investment income	(.138)	(.187)
Distributions from net realized gain	-	(.001)
Total distributions	(.138)	(.188)
Net asset value, end of period	$8.68	$9.03
Total Return D,E	(2.33)%	(7.92)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.34% H	.31% H
Expenses net of fee waivers, if any	.09% H	.06% H
Expenses net of all reductions	.09% H	.06% H
Net investment income (loss)	3.22% H	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,702,462	$11,160,697
Portfolio turnover rate I	208% H	134% H

A For the period June 17, 2021 (commencement of operations) through May 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,172,176
Gross unrealized depreciation	(560,412,726)
Net unrealized appreciation (depreciation)	$(512,240,550)
Tax cost	$11,146,395,643

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(263,015,470)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	10,625,018,385	10,796,288,438

Unaffiliated Exchanges In-Kind. During the period, the fund redeemed shares of Western Asset Managed Municipals Fund Class A and MFS Municipal Income Fund Class A in exchange for investments as noted in the following table. The Fund had a net realized loss $169,442,496 on the Fund's redemptions of Western Asset Managed Municipals Fund Class A and MFS Municipal Income Fund Class A, which is included in "Net Realized gain (loss) on Investment Securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	New realized gain (loss) ($)	Shares redeemed
Western Asset Managed Municipals Fund Class A	1,069,484,120	(73,318,008)	70,038,253
MFS Municipal Income Fund Class A	1,158,725,927	(96,124,488)	140,451,627

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Delaware Tax-Free U.S.A. Fund Class A, MainStay MacKay High Yield Municipal Bond Fund Class A, MainStay MacKay Tax Free Bond Fund Class A, T. Rowe Price Summit Municipal Income Fund Investor Class, and T. Rowe Price Tax-Free High Yield Fund in exchange for investments as noted in the following table. The Fund had net realized gain (loss) on the Fund's redemptions of Delaware Tax-Free U.S.A. Fund Class A, MainStay MacKay High Yield Municipal Bond Fund Class A, MainStay MacKay Tax Free Bond Fund Class A, T. Rowe Price Summit Municipal Income Fund Investor Class, and T. Rowe Price Tax-Free High Yield Fund as noted in the following table. The Fund recognized a net loss on the exchanges for federal income tax purposes.
Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Delaware Tax-Free U.S.A. Fund Class A	266,484,556	(10,751,832)	23,070,010
MainStay MacKay High Yield Municipal Bond Fund Class A	294,446,031	(9,805,845)	22,519,084
MainStay MacKay Tax Free Bond Fund Class A	930,537,398	(8,482,561)	88,883,334
T. Rowe Price Summit Municipal Income Fund Investor Class	958,244,485	(27,712,297)	79,943,332
T. Rowe Price Tax-Free High Yield Fund	818,347,627	(19,277,866)	67,546,117
Total	3,268,060,097	(76,030,401)	281,961,877

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Delaware Investments Fund Advisers, FIAM LLC (an affiliate of the investment adviser), Mackay Shields LLC, Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. and Western Asset Management Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Tax-Free Bond Fund, Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund in exchange for investments and cash valued at $1,822,592,468. The Fund had a net realized loss of $167,992,109 on the Fund's redemptions of Fidelity Tax-Free Bond Fund, Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund, which is included in "Net Realized gain (loss): Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	New realized gain (loss) ($)	Shares redeemed
Fidelity Tax-Free Bond Fund	180,390,645	(9,650,202)	16,954,008
Fidelity SAI Municipal Income Fund	1,510,770,968	(147,856,951)	157,700,519
Fidelity SAI Tax-Free Bond Fund	131,430,855	(10,484,956)	13,577,568

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Municipal Bond Fund	$9,709

8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $13,013,876.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14,929 and $167, respectively.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Municipal Bond Fund	.09%
Actual		$ 1,000	$ 976.70	$ .45
Hypothetical- B		$ 1,000	$ 1,024.62	$ .46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Municipal Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Delaware Investments Fund Advisers, FIAM LLC, MacKay Shields LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Western Asset Management Company, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements) and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9903615.101
SAM-SANN-0123
Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI U.S. Quality Index Fund	13.0
Fidelity Growth Company Fund	8.9
Fidelity Contrafund	6.5
Fidelity Magellan Fund	6.0
Fidelity Large Cap Value Enhanced Index Fund	4.6
Fidelity SAI U.S. Low Volatility Index Fund	3.9
Fidelity SAI U.S. Momentum Index Fund	2.6
Fidelity Blue Chip Growth Fund	1.7
Microsoft Corp.	1.7
Fidelity SAI U.S. Large Cap Index Fund	1.7
50.6

Market Sectors (% of Fund's net assets)
(Stocks Only)
Financials	60.3
Information Technology	8.2
Health Care	7.1
Industrials	5.7
Consumer Discretionary	3.8
Energy	3.7
Communication Services	2.9
Consumer Staples	2.7
Materials	1.7
Utilities	1.6
Real Estate	0.9
Investment Companies	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Foreign investments - 4.8%

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	328,900	11,310,393
Cogent Communications Group, Inc.	48,890	2,838,065
EchoStar Holding Corp. Class A (b)(c)	66,003	1,148,452
Liberty Global PLC Class C (b)	736,500	15,230,820
Verizon Communications, Inc.	379,109	14,777,669
		45,305,399
Entertainment - 0.6%
Activision Blizzard, Inc.	1,876,144	138,740,849
Cinemark Holdings, Inc. (b)(c)	378,400	5,150,024
IMAX Corp. (b)	1,302,860	22,005,305
International Games Systems Co. Ltd.	471,000	6,002,657
Liberty Media Corp. Liberty Liberty Formula One Series C (b)	276,700	16,862,098
Netflix, Inc. (b)	265,900	81,240,427
Nintendo Co. Ltd. ADR	963,015	10,333,151
Sciplay Corp. (A Shares) (b)	43,721	700,410
Sea Ltd. ADR (b)	210,200	12,269,374
Take-Two Interactive Software, Inc. (b)	127,998	13,528,109
The Walt Disney Co. (b)	804,722	78,758,142
Universal Music Group NV	1,577,883	37,523,286
Warner Bros Discovery, Inc. (b)	571,358	6,513,481
		429,627,313
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (b)	5,276,940	532,918,171
Class C (b)	1,638,740	166,250,173
Cars.com, Inc. (b)	465,700	6,883,046
Match Group, Inc. (b)	30,600	1,547,136
Meta Platforms, Inc. Class A (b)	1,642,400	193,967,440
QuinStreet, Inc. (b)	166,653	2,371,472
Snap, Inc. Class A (b)	2,690,400	27,738,024
Tongdao Liepin Group (b)	668,269	675,193
Ziff Davis, Inc. (b)	258,363	23,836,570
ZIGExN Co. Ltd.	938,100	2,463,253
		958,650,478
Media - 0.8%
Altice U.S.A., Inc. Class A (b)	502,000	2,289,120
Charter Communications, Inc. Class A (b)	206,600	80,840,514
Comcast Corp. Class A	9,521,001	348,849,477
iHeartMedia, Inc. (b)	1,206,154	9,697,478
Interpublic Group of Companies, Inc.	1,120,925	38,514,983
Liberty Broadband Corp.:
Class A (b)	205,700	18,554,140
Class C (b)	165,200	15,010,072
Nexstar Broadcasting Group, Inc. Class A	25,100	4,757,956
Pico Far East Holdings Ltd.	1,000,000	144,009
Sirius XM Holdings, Inc. (c)	363,272	2,357,635
TechTarget, Inc. (b)	156,870	7,162,684
The New York Times Co. Class A	379,000	13,890,350
Thryv Holdings, Inc. (b)(c)	342,381	6,566,868
		548,635,286
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (b)	175,860	2,759,243
T-Mobile U.S., Inc. (b)	292,375	44,283,118
		47,042,361
TOTAL COMMUNICATION SERVICES		2,029,260,837
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.2%
Adient PLC (b)	1,293,001	50,349,459
Akwel	5,700	98,434
Autoliv, Inc.	126,958	11,223,087
BorgWarner, Inc.	442,603	18,815,054
Brembo SpA	212,700	2,490,113
Cie Automotive SA	186,000	4,740,166
Compagnie Plastic Omnium SA	103,600	1,622,187
DaikyoNishikawa Corp.	604,000	2,609,759
Gentex Corp.	416,126	12,026,041
Gentherm, Inc. (b)	56,558	4,048,987
Lear Corp.	261,748	37,754,532
Murakami Corp.	19,800	334,664
Patrick Industries, Inc. (c)	208,990	11,688,811
		157,801,294
Automobiles - 0.2%
Ferrari NV	49,500	11,040,975
General Motors Co.	153,246	6,215,658
Harley-Davidson, Inc.	146,000	6,880,980
Tesla, Inc. (b)	744,300	144,915,210
		169,052,823
Distributors - 0.1%
Arata Corp.	71,900	2,113,616
Harima-Kyowa Co. Ltd.	25,100	284,552
LKQ Corp.	902,993	49,059,610
Yagi & Co. Ltd.	17,945	144,891
		51,602,669
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	317,866	13,223,226
Carriage Services, Inc.	24,021	604,128
European Wax Center, Inc. (c)	166,230	2,410,335
Grand Canyon Education, Inc. (b)	75,159	8,498,228
H&R Block, Inc.	2,418,800	105,725,748
Heian Ceremony Service Co. Ltd.	98,988	540,871
Laureate Education, Inc. Class A (c)	2,000,570	20,965,974
OneSpaWorld Holdings Ltd. (b)	316,120	3,151,716
Perdoceo Education Corp. (b)	121,938	1,749,810
Service Corp. International	281,721	20,128,965
WW International, Inc. (b)(c)	90,577	374,083
		177,373,084
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	751,200	31,249,920
Betsson AB (B Shares)	166,700	1,364,911
Booking Holdings, Inc. (b)	51,867	107,854,833
Bowlero Corp. Class A (b)	111,580	1,557,657
Brinker International, Inc. (b)	312,600	10,456,470
Caesars Entertainment, Inc. (b)	348,100	17,686,961
Choice Hotels International, Inc.	58,418	7,198,266
Churchill Downs, Inc.	101,300	22,484,548
Domino's Pizza, Inc.	120,017	46,654,208
El Pollo Loco Holdings, Inc.	169,210	1,844,389
Everi Holdings, Inc. (b)	274,403	4,588,018
Expedia, Inc. (b)	120,066	12,827,851
Jack in the Box, Inc.	19,940	1,441,662
Light & Wonder, Inc. Class A (b)	39,100	2,532,507
Marriott International, Inc. Class A	449,400	74,308,290
McDonald's Corp.	112,000	30,552,480
NeoGames SA (b)	334,530	4,619,859
Noodles & Co. (b)	288,820	1,591,398
Penn Entertainment, Inc. (b)	346,500	12,193,335
Planet Fitness, Inc. (b)	259,900	20,365,764
Ruth's Hospitality Group, Inc.	587,510	10,287,300
Starbucks Corp.	83,802	8,564,564
Wingstop, Inc. (c)	79,427	13,145,963
Wyndham Hotels & Resorts, Inc.	391,648	28,715,631
		474,086,785
Household Durables - 0.3%
Cavco Industries, Inc. (b)	14,526	3,335,605
Cuckoo Holdings Co. Ltd.	40,045	499,604
D.R. Horton, Inc.	203,200	17,475,200
Ethan Allen Interiors, Inc. (c)	37,405	1,064,172
FJ Next Co. Ltd.	112,000	787,826
Helen of Troy Ltd. (b)	195,450	19,259,643
Lennar Corp. Class A	355,300	31,205,999
LGI Homes, Inc. (b)(c)	29,150	2,895,761
Mohawk Industries, Inc. (b)	348,206	35,283,714
Pressance Corp.	305,900	3,563,116
PulteGroup, Inc.	876,333	39,242,192
Skyline Champion Corp. (b)	93,897	4,881,705
Sony Group Corp. sponsored ADR	103,900	8,630,973
Taylor Morrison Home Corp. (b)	107,480	3,266,317
Tempur Sealy International, Inc.	777,180	24,691,009
Toll Brothers, Inc.	194,958	9,340,438
TopBuild Corp. (b)	67,602	10,416,116
TRI Pointe Homes, Inc. (b)	138,680	2,557,259
Vistry Group PLC	561,463	4,210,001
Whirlpool Corp.	24,852	3,641,564
		226,248,214
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (b)	3,535,900	341,355,786
ASKUL Corp.	332,500	3,844,663
eBay, Inc.	1,155,600	52,510,464
PetMed Express, Inc. (c)	35,646	705,791
Revolve Group, Inc. (b)(c)	67,202	1,775,477
Takkt AG	158,494	2,210,941
Uber Technologies, Inc. (b)	536,400	15,630,696
		418,033,818
Leisure Products - 0.0%
Malibu Boats, Inc. Class A (b)	36,350	2,097,759
Sturm, Ruger & Co., Inc. (c)	31,221	1,714,970
YETI Holdings, Inc. (b)	149,404	6,706,746
		10,519,475
Multiline Retail - 0.3%
B&M European Value Retail SA	1,270,900	6,296,105
Big Lots, Inc. (c)	272,533	5,314,394
Dillard's, Inc. Class A (c)	6,562	2,360,351
Dollar General Corp.	558,500	142,797,280
Europris ASA (a)	960,181	6,102,279
Max Stock Ltd.	99,100	159,754
Next PLC	70,000	5,002,692
Nordstrom, Inc. (c)	338,600	7,100,442
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	6,630	403,767
Target Corp.	80,800	13,499,256
		189,036,320
Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	260,225	13,136,158
Advance Auto Parts, Inc.	44,674	6,745,327
America's Car Mart, Inc. (b)(c)	14,070	1,023,733
American Eagle Outfitters, Inc.	133,590	2,113,394
Arcland Sakamoto Co. Ltd.	100,000	1,092,333
AutoNation, Inc. (b)(c)	63,159	7,826,032
AutoZone, Inc. (b)	3,900	10,058,100
Bath & Body Works, Inc.	423,264	17,988,720
Burlington Stores, Inc. (b)	163,600	32,013,248
Dick's Sporting Goods, Inc. (c)	189,696	22,683,848
Five Below, Inc. (b)	107,100	17,228,106
Foot Locker, Inc.	199,907	7,956,299
Group 1 Automotive, Inc. (c)	29,475	5,698,697
Haverty Furniture Companies, Inc. (c)	24,604	775,764
Industria de Diseno Textil SA	482,000	12,582,037
JD Sports Fashion PLC	4,018,994	6,194,556
Lookers PLC	465,231	451,681
Lowe's Companies, Inc.	824,508	175,249,175
Maisons du Monde SA (a)(c)	433,700	5,342,275
Monro, Inc. (c)	59,473	2,704,237
Murphy U.S.A., Inc.	39,518	11,689,820
National Vision Holdings, Inc. (b)	137,810	5,575,793
Penske Automotive Group, Inc. (c)	52,053	6,582,102
Pets At Home Group PLC	1,341,200	4,270,122
Rent-A-Center, Inc. (c)	108,070	2,603,406
Ross Stores, Inc.	503,700	59,270,379
Sally Beauty Holdings, Inc. (b)	368,000	4,327,680
The Buckle, Inc.	52,400	2,302,980
The Home Depot, Inc.	188,300	61,007,317
The Hour Glass Ltd.	1,760,100	2,773,539
TJX Companies, Inc.	986,900	79,001,345
Victoria's Secret & Co. (b)	134,600	6,191,600
WH Smith PLC	260,300	4,444,291
Williams-Sonoma, Inc. (c)	195,387	22,840,740
		621,744,834
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	164,000	9,405,400
Crocs, Inc. (b)	220,300	22,250,300
Deckers Outdoor Corp. (b)	13,145	5,243,278
Embry Holdings Ltd. (b)	111,000	7,138
Kontoor Brands, Inc. (c)	302,676	13,151,272
NIKE, Inc. Class B	310,300	34,036,807
PVH Corp.	602,100	40,449,078
Rocky Brands, Inc. (c)	206,555	5,841,375
Sitoy Group Holdings Ltd.	1,699,000	122,290
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	75,610	3,188,474
Steven Madden Ltd.	89,580	3,094,093
Tapestry, Inc.	1,057,000	39,922,890
Wolverine World Wide, Inc.	65,930	738,416
		177,450,811
TOTAL CONSUMER DISCRETIONARY		2,672,950,127
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
Coca-Cola European Partners PLC	744,500	39,525,505
Constellation Brands, Inc. Class A (sub. vtg.)	347,200	89,351,920
Diageo PLC sponsored ADR (c)	210,205	39,213,743
Keurig Dr. Pepper, Inc.	645,500	24,961,485
Monster Beverage Corp. (b)	751,600	77,309,576
National Beverage Corp. (c)	41,368	2,131,693
Primo Water Corp. (c)	177,790	2,782,414
The Coca-Cola Co.	2,918,786	185,663,977
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	273,321	401,554
		461,341,867
Food & Staples Retailing - 0.7%
Acomo NV	107,400	2,189,298
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (c)	429,700	19,575,524
Belc Co. Ltd.	10,400	433,583
BJ's Wholesale Club Holdings, Inc. (b)	146,641	11,033,269
Costco Wholesale Corp.	272,100	146,729,925
G-7 Holdings, Inc.	366,200	4,091,160
Ingles Markets, Inc. Class A	25,450	2,572,995
OM2 Network Co. Ltd.	25,200	194,434
Performance Food Group Co. (b)	796,789	48,588,193
PriceSmart, Inc.	40,949	2,909,017
Sprouts Farmers Market LLC (b)	1,278,850	43,902,921
Sysco Corp.	614,955	53,199,757
U.S. Foods Holding Corp. (b)	2,536,925	92,800,717
United Natural Foods, Inc. (b)	137,940	6,576,979
Walgreens Boots Alliance, Inc.	210,630	8,741,145
Walmart, Inc.	329,500	50,222,390
Weis Markets, Inc.	29,089	2,536,852
YAKUODO Holdings Co. Ltd.	40,300	760,287
		497,058,446
Food Products - 0.5%
Armanino Foods of Distinction	10,000	36,000
Bunge Ltd.	761,200	79,804,208
Flowers Foods, Inc.	353,787	10,631,299
Freshpet, Inc. (b)(c)	285,880	19,159,678
Hostess Brands, Inc. Class A (b)	513,310	13,551,384
Ingredion, Inc.	113,388	11,108,622
John B. Sanfilippo & Son, Inc.	15,101	1,278,904
Kaneko Seeds Co. Ltd.	58,100	603,579
Lancaster Colony Corp.	33,785	6,998,225
LDC SA	10,059	1,100,302
Local Bounti Corp. (b)(c)	408,447	857,739
Mondelez International, Inc.	1,722,200	116,437,942
Nomad Foods Ltd. (b)	242,100	4,234,329
Pickles Holdings Co. Ltd.	100,000	788,542
S Foods, Inc.	205,800	4,378,615
Sovos Brands, Inc. (b)	112,220	1,614,846
SunOpta, Inc. (b)(c)	1,270,900	11,882,915
The J.M. Smucker Co.	396,700	61,095,767
Tootsie Roll Industries, Inc. (c)	30,340	1,363,783
TreeHouse Foods, Inc. (b)	89,970	4,447,217
Tyson Foods, Inc. Class A	468,000	31,019,040
Whole Earth Brands, Inc. Class A (b)	577,350	2,499,926
		384,892,862
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (b)	19,070	745,065
Colgate-Palmolive Co.	3,000	232,440
Procter & Gamble Co.	1,609,400	240,058,104
Reckitt Benckiser Group PLC	564,000	40,474,618
Spectrum Brands Holdings, Inc.	665,013	35,425,243
The Clorox Co.	212,100	31,528,665
Transaction Co. Ltd.	49,100	461,320
WD-40 Co. (c)	24,277	4,066,398
		352,991,853
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	386,200	91,062,098
Haleon PLC ADR (b)	2,709,959	18,671,618
Hengan International Group Co. Ltd.	403,500	1,859,912
Herbalife Nutrition Ltd. (b)	167,954	2,942,554
MediFast, Inc.	19,771	2,492,135
Nu Skin Enterprises, Inc. Class A	89,013	3,712,732
The Beauty Health Co. (b)(c)	669,347	7,195,480
Unilever PLC sponsored ADR (c)	411,700	20,741,446
USANA Health Sciences, Inc. (b)	20,411	1,123,421
		149,801,396
Tobacco - 0.1%
Altria Group, Inc.	1,539,881	71,727,657
KT&G Corp.	40,099	3,076,548
Vector Group Ltd.	233,485	2,591,684
		77,395,889
TOTAL CONSUMER STAPLES		1,923,482,313
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	53,900	1,564,178
Expro Group Holdings NV (b)	2,457,200	42,681,564
Halliburton Co.	147,200	5,577,408
Liberty Oilfield Services, Inc. Class A	220,009	3,636,749
Natural Gas Services Group, Inc. (b)	168,491	1,861,826
Nextier Oilfield Solutions, Inc. (b)	264,760	2,697,904
Oceaneering International, Inc. (b)	311,560	4,732,596
Schlumberger Ltd.	840,000	43,302,000
TechnipFMC PLC (b)	320,200	3,970,480
Weatherford International PLC (b)	1,041,400	45,196,760
		155,221,465
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (b)(c)	1,653,540	60,436,887
Baytex Energy Corp. (b)(c)	920,400	4,700,701
California Resources Corp. (c)	57,680	2,617,518
Canadian Natural Resources Ltd.	1,013,500	60,509,374
Cenovus Energy, Inc.:
warrants 1/1/26 (b)	117,180	1,757,940
(Canada)	5,431,154	108,005,330
China Petroleum & Chemical Corp. (H Shares)	7,586,000	3,581,307
Civitas Resources, Inc.	95,065	6,403,578
CNX Resources Corp. (b)	651,200	11,311,344
ConocoPhillips Co.	807,200	99,697,272
CONSOL Energy, Inc.	56,784	4,397,921
CVR Energy, Inc. (c)	53,370	1,966,685
Diamondback Energy, Inc.	172,600	25,548,252
Eco Atlantic Oil & Gas Ltd. (b)	2,271,000	607,784
Enterprise Products Partners LP	166,100	4,120,941
EQT Corp.	263,600	11,179,276
Equinor ASA sponsored ADR (c)	995,800	38,318,384
Exxon Mobil Corp. (d)	9,999,045	1,113,293,670
Genesis Energy LP	363,035	3,837,280
Golar LNG Ltd. (b)	116,180	2,912,633
Hess Corp.	1,638,163	235,748,037
HF Sinclair Corp.	244,600	15,248,364
Imperial Oil Ltd. (c)	1,465,700	83,388,485
Kosmos Energy Ltd. (b)	9,072,028	60,328,986
Magnolia Oil & Gas Corp. Class A	625,570	16,314,866
MEG Energy Corp. (b)	2,658,325	37,844,793
Motor Oil (HELLAS) Corinth Refineries SA	44,600	900,300
National Energy Services Reunited Corp. (b)	298,510	1,907,479
Northern Oil & Gas, Inc.	71,990	2,619,716
Occidental Petroleum Corp.	840,100	58,378,549
Oil & Natural Gas Corp. Ltd.	2,011,500	3,527,168
Ovintiv, Inc. (c)	1,119,850	62,442,836
Parex Resources, Inc.	1,632,800	23,378,603
PDC Energy, Inc.	249,000	18,505,680
Phillips 66 Co.	420,768	45,628,082
Range Resources Corp.	738,460	21,319,340
Sinopec Kantons Holdings Ltd.	2,606,000	891,060
Southwestern Energy Co. (b)	3,153,884	21,824,877
Star Petroleum Refining PCL (For. Reg.)	2,366,800	785,238
TotalEnergies SE sponsored ADR	244,020	15,231,728
Tourmaline Oil Corp. (c)	1,223,000	74,435,572
Valero Energy Corp.	255,500	34,139,910
Vertex Energy, Inc. (b)(c)	174,000	1,442,460
		2,401,436,206
TOTAL ENERGY		2,556,657,671
FINANCIALS - 7.1%
Banks - 3.6%
AIB Group PLC	1,217,800	3,954,531
Associated Banc-Corp.	2,378,816	58,518,874
Bancorp, Inc., Delaware (b)	868,296	26,022,831
Bank of America Corp.	15,517,656	587,343,280
Bank7 Corp.	10,000	278,000
BankUnited, Inc.	883,718	32,450,125
Bar Harbor Bankshares	101,400	3,069,378
BNP Paribas SA	193,427	10,869,050
Byline Bancorp, Inc.	95,020	2,165,506
Cadence Bank (c)	723,540	20,866,894
Camden National Corp. (c)	84,400	3,695,032
Citizens Financial Group, Inc.	332,072	14,073,211
Comerica, Inc.	244,472	17,538,421
Cullen/Frost Bankers, Inc.	138,800	20,135,716
Customers Bancorp, Inc. (b)	50,754	1,637,832
DNB Bank ASA	144,700	2,825,433
Eurobank Ergasias Services and Holdings SA (b)	8,723,411	10,060,611
First Bancorp, Puerto Rico (c)	327,600	5,038,488
First Foundation, Inc.	623,130	8,730,051
First Interstate Bancsystem, Inc. (c)	140,390	6,123,812
First Northwest Bancorp	164,023	2,399,656
FNB Corp., Pennsylvania	1,309,500	18,463,950
Hanmi Financial Corp.	187,315	5,066,871
Independent Bank Corp.	113,320	2,780,873
JPMorgan Chase & Co.	2,404,784	332,293,053
M&T Bank Corp.	644,232	109,532,325
NatWest Group PLC	1,312,300	4,173,522
Nicolet Bankshares, Inc. (b)(c)	46,600	3,854,752
Orrstown Financial Services, Inc.	113,366	3,050,679
PacWest Bancorp	1,178,519	30,782,916
Pathward Financial, Inc.	52,061	2,266,215
Piraeus Financial Holdings SA (b)	3,013,900	4,488,486
Plumas Bancorp	145,000	5,147,500
PNC Financial Services Group, Inc.	1,002,444	168,671,227
Preferred Bank, Los Angeles	24,900	1,882,191
Professional Holdings Corp. (A Shares) (b)	80,582	2,415,043
QCR Holdings, Inc.	133,900	7,044,479
Signature Bank	254,591	35,515,445
Societe Generale Series A	443,417	11,160,379
Sumitomo Mitsui Financial Group, Inc.	191,500	6,499,653
Synovus Financial Corp.	250,250	10,543,033
The Bank of NT Butterfield & Son Ltd.	49,522	1,723,366
The Bank of Princeton	5,000	162,750
Truist Financial Corp.	1,148,242	53,749,208
U.S. Bancorp	1,841,620	83,591,132
UniCredit SpA	906,608	12,382,388
Union Bankshares, Inc. (c)	30,712	758,586
United Community Bank, Inc. (c)	391,968	15,274,993
Univest Corp. of Pennsylvania	448,150	12,642,312
Washington Trust Bancorp, Inc.	108,700	5,408,912
Webster Financial Corp.	530,641	28,835,032
Wells Fargo & Co.	14,963,351	717,492,680
West Bancorp., Inc.	77,400	1,860,696
Western Alliance Bancorp.	211,688	14,509,096
Wintrust Financial Corp.	63,260	5,783,862
		2,557,604,337
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	303,300	48,655,386
Artisan Partners Asset Management, Inc. (c)	119,491	4,145,143
Banca Generali SpA	101,100	3,428,488
Bank of New York Mellon Corp.	1,450,945	66,598,376
BlackRock, Inc. Class A	187,269	134,084,604
Bridge Investment Group Holdings, Inc.	44,355	676,414
Cboe Global Markets, Inc.	45,000	5,707,800
CI Financial Corp.	339,600	3,592,542
Cohen & Steers, Inc.	44,884	2,973,565
Cowen Group, Inc. Class A	28,410	1,098,331
Diamond Hill Investment Group, Inc.	5,622	1,000,491
Donnelley Financial Solutions, Inc. (b)	49,597	1,893,613
Evercore, Inc. Class A	72,057	8,299,525
Federated Hermes, Inc.	412,789	15,669,470
Focus Financial Partners, Inc. Class A (b)	155,210	5,922,814
Goldman Sachs Group, Inc.	38,817	14,989,185
GQG Partners, Inc. unit	1,151,700	1,176,962
Hamilton Lane, Inc. Class A	61,941	4,576,201
Houlihan Lokey	88,487	8,702,696
Intercontinental Exchange, Inc.	233,580	25,299,050
Invesco Ltd.	584,300	11,165,973
KKR & Co. LP	741,007	38,473,083
Lazard Ltd. Class A (c)	834,302	30,543,796
LPL Financial	56,100	13,279,431
Moelis & Co. Class A (c)	115,151	4,976,826
Morgan Stanley	429,512	39,974,682
Northern Trust Corp.	1,134,066	105,592,885
Patria Investments Ltd. (c)	166,563	2,273,585
Perella Weinberg Partners Class A (c)	462,900	4,429,953
PJT Partners, Inc.	43,670	3,363,027
Rathbone Brothers PLC	134,000	3,436,042
Raymond James Financial, Inc.	260,159	30,412,587
SEI Investments Co.	185,147	11,530,955
State Street Corp.	993,357	79,140,752
StepStone Group, Inc. Class A	324,272	9,721,675
Van Lanschot Kempen NV (Bearer)	5,800	139,255
Victory Capital Holdings, Inc.	27,808	806,432
Virtu Financial, Inc. Class A	396,937	8,804,063
Virtus Investment Partners, Inc.	36,060	6,993,476
		763,549,134
Consumer Finance - 0.3%
Aeon Credit Service (Asia) Co. Ltd.	2,930,000	1,794,542
American Express Co.	177,295	27,939,919
Atlanticus Holdings Corp. (b)(c)	9,518	274,118
Capital One Financial Corp.	205,947	21,261,968
Credit Acceptance Corp. (b)(c)	13,300	6,303,668
Discover Financial Services	375,390	40,677,260
FirstCash Holdings, Inc.	377,780	35,458,431
OneMain Holdings, Inc.	1,060,349	41,735,337
Shriram Transport Finance Co. Ltd.	210,246	3,502,219
SLM Corp.	477,873	8,343,663
Synchrony Financial	199,336	7,491,047
		194,782,172
Diversified Financial Services - 0.6%
Acacia Research Corp. (b)	81,216	335,422
Berkshire Hathaway, Inc.:
Class A (b)	2	960,560
Class B (b)	1,074,248	342,255,413
BFF Bank SpA (a)	693,800	5,433,059
Cannae Holdings, Inc. (b)	1,053,940	24,419,790
Jackson Financial, Inc.	153,272	5,724,709
Sunrisemezz Ltd. (b)	430,557	53,554
Zenkoku Hosho Co. Ltd.	53,600	1,995,742
		381,178,249
Insurance - 1.2%
American Financial Group, Inc.	112,715	16,030,327
Arthur J. Gallagher & Co.	145,658	29,001,964
ASR Nederland NV	137,300	6,284,046
Assurant, Inc.	195,130	25,019,569
BRP Group, Inc. (b)(c)	680,400	20,439,216
Chubb Ltd.	701,366	154,012,960
Db Insurance Co. Ltd.	145,700	7,002,463
Enstar Group Ltd. (b)	17,570	3,830,084
Erie Indemnity Co. Class A	42,500	12,001,575
First American Financial Corp.	187,025	10,220,916
Globe Life, Inc.	206,453	24,766,102
Hartford Financial Services Group, Inc.	474,729	36,255,054
Hyundai Fire & Marine Insurance Co. Ltd.	157,600	3,675,790
Kinsale Capital Group, Inc. (c)	36,548	11,264,459
Marsh & McLennan Companies, Inc.	363,867	63,014,487
NN Group NV	131,103	5,602,878
Primerica, Inc.	244,329	36,412,351
Prudential PLC	156,007	1,855,702
Reinsurance Group of America, Inc.	279,210	40,317,924
Selective Insurance Group, Inc.	86,800	8,343,216
Talanx AG	145,341	6,461,510
The Travelers Companies, Inc.	1,312,628	249,149,921
White Mountains Insurance Group Ltd. (c)	6,750	9,172,305
Willis Towers Watson PLC	355,600	87,534,496
		867,669,315
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	1,073,270	10,721,967
Annaly Capital Management, Inc.	334,200	7,242,114
MFA Financial, Inc.	711,000	7,948,980
Redwood Trust, Inc.	380,880	3,008,952
Rithm Capital Corp.	4,912,000	44,453,600
		73,375,613
Thrifts & Mortgage Finance - 0.2%
Bridgewater Bancshares, Inc. (b)	203,750	3,926,263
Essent Group Ltd. (c)	1,033,603	41,437,144
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,200	4,429,920
Greene County Bancorp, Inc.	79,200	6,040,584
MGIC Investment Corp.	3,388,105	46,518,682
NMI Holdings, Inc. (b)	588,554	12,671,568
Radian Group, Inc.	848,442	16,604,010
Southern Missouri Bancorp, Inc.	76,600	3,972,476
UWM Holdings Corp. Class A (c)	326,900	1,454,705
		137,055,352
TOTAL FINANCIALS		4,975,214,172
HEALTH CARE - 7.0%
Biotechnology - 1.0%
AbbVie, Inc.	150,000	24,177,000
ADC Therapeutics SA (b)(c)	148,950	545,157
Agios Pharmaceuticals, Inc. (b)	9,798	295,312
Alnylam Pharmaceuticals, Inc. (b)	99,200	21,882,528
Amgen, Inc.	114,200	32,706,880
Arcutis Biotherapeutics, Inc. (b)	281,606	4,852,071
Argenx SE ADR (b)	110,570	44,003,543
Ascendis Pharma A/S sponsored ADR (b)(c)	132,513	16,307,050
Avid Bioservices, Inc. (b)(c)	367,390	5,753,327
Beam Therapeutics, Inc. (b)(c)	70,000	3,233,300
BioCryst Pharmaceuticals, Inc. (b)	197,130	2,633,657
Biogen, Inc. (b)	20,000	6,103,400
Blueprint Medicines Corp. (b)	825,048	39,429,044
Celldex Therapeutics, Inc. (b)	596,912	22,139,466
Century Therapeutics, Inc. (b)	20,140	211,470
Cerevel Therapeutics Holdings (b)(c)	85,170	2,466,523
Crinetics Pharmaceuticals, Inc. (b)	153,900	2,750,193
Cytokinetics, Inc. (b)(c)	697,370	29,638,225
Day One Biopharmaceuticals, Inc. (b)	928,989	19,722,436
Erasca, Inc. (b)(c)	379,957	2,868,675
Essex Bio-Technology Ltd.	320,000	138,683
Fusion Pharmaceuticals, Inc. (b)(c)	1,900	4,313
Generation Bio Co. (b)	740	3,944
Gilead Sciences, Inc.	136,040	11,948,393
Insmed, Inc. (b)(c)	221,600	4,097,384
Instil Bio, Inc. (b)(c)	171,040	227,483
Kalvista Pharmaceuticals, Inc. (b)(c)	146,600	790,174
Karuna Therapeutics, Inc. (b)	40,000	9,412,400
Keros Therapeutics, Inc. (b)	13,330	664,367
Kinnate Biopharma, Inc. (b)	1,670	13,226
Legend Biotech Corp. ADR (b)	310,000	15,968,100
Poseida Therapeutics, Inc. (b)(c)	3,190	14,546
Prelude Therapeutics, Inc. (b)(c)	360,616	2,405,309
PTC Therapeutics, Inc. (b)(c)	358,110	14,857,984
RAPT Therapeutics, Inc. (b)	868,140	15,348,715
Regeneron Pharmaceuticals, Inc. (b)	210,100	157,932,170
Relay Therapeutics, Inc. (b)(c)	449,210	8,346,322
Repare Therapeutics, Inc. (b)(c)	109,090	1,748,713
Repligen Corp. (b)	87,200	15,594,848
Sarepta Therapeutics, Inc. (b)	100,000	12,281,000
Scholar Rock Holding Corp. (b)	810	6,294
Seagen, Inc. (b)	64,000	7,768,960
Shattuck Labs, Inc. (b)	7,120	16,162
Stoke Therapeutics, Inc. (b)(c)	319,511	2,409,113
United Therapeutics Corp. (b)	37,200	10,411,908
Vaxcyte, Inc. (b)	141,000	6,494,460
Vertex Pharmaceuticals, Inc. (b)	303,300	95,964,120
Verve Therapeutics, Inc. (b)(c)	232,640	5,404,227
Xencor, Inc. (b)	270,000	8,024,400
Zentalis Pharmaceuticals, Inc. (b)(c)	217,200	4,804,464
		694,821,439
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	37,900	4,077,282
Atrion Corp. (c)	2,450	1,481,760
Axonics Modulation Technologies, Inc. (b)	671,970	46,016,506
Becton, Dickinson & Co.	75,125	18,731,668
Boston Scientific Corp. (b)	4,369,109	197,789,564
Cutera, Inc. (b)(c)	571,960	27,213,857
Enovis Corp. (b)	83,519	4,520,883
Envista Holdings Corp. (b)	494,281	16,864,868
Globus Medical, Inc. (b)	134,695	9,952,614
InBody Co. Ltd.	31,800	458,095
Inogen, Inc. (b)	58,280	1,300,810
Inspire Medical Systems, Inc. (b)	32,000	7,730,240
Insulet Corp. (b)	169,000	50,593,530
Intuitive Surgical, Inc. (b)	60,000	16,223,400
iRhythm Technologies, Inc. (b)	1,909	208,176
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	405,391	6,097,081
LeMaitre Vascular, Inc. (c)	32,709	1,532,417
Masimo Corp. (b)	180,000	26,089,200
Meridian Bioscience, Inc. (b)	77,254	2,472,128
Neogen Corp. (b)	191,149	3,165,427
Nevro Corp. (b)	210,000	9,809,100
Omnicell, Inc. (b)	66,380	3,425,872
Penumbra, Inc. (b)	262,000	54,891,620
ResMed, Inc.	120,000	27,624,000
Stryker Corp.	90,000	21,050,100
Tandem Diabetes Care, Inc. (b)	726,270	30,539,654
Utah Medical Products, Inc.	6,043	538,190
Value Added Technology Co. Ltd.	78,700	1,967,538
Vieworks Co. Ltd.	237,500	5,833,676
ViewRay, Inc. (b)	754,929	3,638,758
		601,838,014
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (b)	59,900	5,334,694
AdaptHealth Corp. (b)(c)	682,638	15,229,654
Addus HomeCare Corp. (b)	50,140	5,529,439
agilon health, Inc. (b)(c)	2,428,500	42,644,460
Alignment Healthcare, Inc. (b)	550,486	7,321,464
AMN Healthcare Services, Inc. (b)	97,907	12,111,096
Cardinal Health, Inc.	634,527	50,870,030
Centene Corp. (b)	2,788,400	242,730,220
Chemed Corp.	26,567	13,814,840
Cigna Corp.	1,209,975	397,948,678
Corvel Corp. (b)	16,557	2,532,724
CVS Health Corp.	725,193	73,882,663
Elevance Health, Inc.	254,834	135,806,135
Guardant Health, Inc. (b)	791,050	41,403,557
HCA Holdings, Inc.	85,000	20,418,700
HealthEquity, Inc. (b)	50,500	3,205,740
Henry Schein, Inc. (b)	245,023	19,827,261
Humana, Inc.	344,000	189,165,600
Laboratory Corp. of America Holdings	50,000	12,035,000
LHC Group, Inc. (b)	21,280	3,477,365
LifeStance Health Group, Inc. (b)(c)	1,059,348	5,392,081
McKesson Corp. (d)	251,374	95,944,428
Modivcare, Inc. (b)	25,680	1,977,360
Molina Healthcare, Inc. (b)	67,000	22,563,590
National Research Corp. Class A	24,120	934,409
Oak Street Health, Inc. (b)(c)	1,327,500	28,700,550
Option Care Health, Inc. (b)	164,430	4,950,987
Owens & Minor, Inc.	661,890	13,641,553
Quest Diagnostics, Inc.	3,700	561,771
R1 Rcm, Inc. (b)	669,480	6,058,794
Sinopharm Group Co. Ltd. (H Shares)	3,916,000	9,290,365
Surgery Partners, Inc. (b)(c)	906,050	25,650,276
Tenet Healthcare Corp. (b)	808,290	37,326,832
Tokai Corp.	64,500	880,202
U.S. Physical Therapy, Inc.	21,977	1,899,033
UnitedHealth Group, Inc.	972,430	532,658,257
Universal Health Services, Inc. Class B	296,077	38,741,675
		2,122,461,483
Health Care Technology - 0.0%
Doximity, Inc. (b)(c)	384,595	13,072,384
Evolent Health, Inc. (b)	207,970	5,987,456
Health Catalyst, Inc. (b)	37,880	396,982
Phreesia, Inc. (b)	378,210	10,521,802
Simulations Plus, Inc.	26,749	1,085,742
		31,064,366
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	45,000	6,974,100
Bruker Corp.	894,812	60,319,277
Danaher Corp.	462,200	126,370,102
ICON PLC (b)	28,500	6,140,040
IQVIA Holdings, Inc. (b)	118,000	25,726,360
Lonza Group AG	18,000	9,469,665
Maravai LifeSciences Holdings, Inc. (b)	129,441	1,926,082
Medpace Holdings, Inc. (b)	47,773	10,027,075
Sartorius Stedim Biotech	41,000	13,993,432
Seer, Inc. (b)	820	5,297
Syneos Health, Inc. (b)	186,840	6,591,715
Thermo Fisher Scientific, Inc.	170,000	95,237,400
West Pharmaceutical Services, Inc.	70,000	16,426,200
		379,206,745
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (b)(c)	733,140	30,088,066
AstraZeneca PLC:
(United Kingdom)	320,000	43,309,009
sponsored ADR	1,376,320	93,548,470
Bayer AG	268,708	15,594,980
Bristol-Myers Squibb Co.	4,305,661	345,658,465
Catalent, Inc. (b)	142,890	7,163,076
Daito Pharmaceutical Co. Ltd.	55,500	1,051,612
Dawnrays Pharmaceutical Holdings Ltd.	2,354,000	337,868
DICE Therapeutics, Inc. (b)	112,050	3,900,461
Edgewise Therapeutics, Inc. (b)	249,590	2,233,831
Eli Lilly & Co.	374,300	138,895,244
Faes Farma SA	105,263	404,605
Genomma Lab Internacional SA de CV	1,000,000	808,542
GH Research PLC (b)(c)	109,390	1,196,727
GSK PLC sponsored ADR	1,508,227	52,169,572
Jazz Pharmaceuticals PLC (b)	55,900	8,771,269
Johnson & Johnson	501,889	89,336,242
Merck & Co., Inc.	150,000	16,518,000
Organon & Co.	450,189	11,713,918
Pliant Therapeutics, Inc. (b)	58,900	1,082,582
Roche Holding AG (participation certificate)	339,696	110,952,830
Royalty Pharma PLC	1,020,000	44,849,400
Sanofi SA sponsored ADR	1,590,950	72,149,583
UCB SA	75,000	6,053,741
Ventyx Biosciences, Inc. (b)	80,640	2,337,754
Viatris, Inc.	63,300	698,199
		1,100,824,046
TOTAL HEALTH CARE		4,930,216,093
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.2%
Airbus Group NV	517,398	59,394,981
Cadre Holdings, Inc.	441,310	11,447,581
General Dynamics Corp.	84,927	21,434,726
HEICO Corp. Class A	253,646	32,157,240
Huntington Ingalls Industries, Inc.	93,131	21,602,667
Kratos Defense & Security Solutions, Inc. (b)	205,180	1,953,314
L3Harris Technologies, Inc. (c)	255,400	57,996,232
Lockheed Martin Corp.	387,800	188,156,682
Mercury Systems, Inc. (b)	61,200	3,110,184
MTU Aero Engines AG	30,800	6,494,589
Northrop Grumman Corp.	232,400	123,936,596
Raytheon Technologies Corp.	79,568	7,854,953
Safran SA	49,400	6,105,133
The Boeing Co. (b)	1,686,197	301,626,919
V2X, Inc. (b)	247,100	9,985,311
Woodward, Inc.	107,427	10,291,507
		863,548,615
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	694,500	19,473,780
Compania de Distribucion Integral Logista Holdings SA	90,400	2,132,190
Deutsche Post AG	247,900	9,903,172
FedEx Corp.	191,183	34,837,366
Onelogix Group Ltd. (b)	574,686	105,445
United Parcel Service, Inc. Class B	607,660	115,291,332
		181,743,285
Airlines - 0.1%
Copa Holdings SA Class A (b)(c)	17,300	1,515,999
Delta Air Lines, Inc. (b)	601,200	21,264,444
Jet2 PLC	321,579	3,967,065
JetBlue Airways Corp. (b)	1,906,100	15,172,556
Ryanair Holdings PLC sponsored ADR (b)	49,500	3,746,655
SkyWest, Inc. (b)	53,750	991,688
Spirit Airlines, Inc. (b)	79,170	1,718,781
Sun Country Airlines Holdings, Inc. (b)(c)	115,120	2,325,424
		50,702,612
Building Products - 0.4%
A.O. Smith Corp.	230,773	14,017,152
Allegion PLC	155,826	17,709,625
Builders FirstSource, Inc. (b)	356,743	22,806,580
Carlisle Companies, Inc.	154,420	40,629,446
Fortune Brands Home & Security, Inc.	144,129	9,417,389
Hayward Holdings, Inc. (b)(c)	1,126,020	10,753,491
Johnson Controls International PLC	139,493	9,267,915
KVK Corp.	1,000	11,379
Masonite International Corp. (b)	111,800	8,415,186
Nihon Dengi Co. Ltd.	28,200	644,530
Nihon Flush Co. Ltd.	104,578	736,022
Trane Technologies PLC	630,600	112,511,652
Trex Co., Inc. (b)	200,901	9,219,347
UFP Industries, Inc.	31,460	2,575,316
		258,715,030
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	620,800	5,487,872
Casella Waste Systems, Inc. Class A (b)	63,030	5,426,253
CoreCivic, Inc. (b)	204,732	2,718,841
Ennis, Inc.	45,882	1,065,839
Millerknoll, Inc. (c)	76,490	1,559,631
Montrose Environmental Group, Inc. (b)(c)	75,250	3,473,540
Rollins, Inc.	402,048	16,258,821
Tetra Tech, Inc.	95,276	14,728,717
The Brink's Co.	309,470	18,490,833
The GEO Group, Inc. (b)	351,180	4,150,948
UniFirst Corp.	25,970	5,031,947
VSE Corp.	123,000	6,031,920
		84,425,162
Construction & Engineering - 0.1%
Boustead Projs. Pte Ltd.	2,180,500	1,240,467
Comfort Systems U.S.A., Inc.	60,300	7,643,628
Dycom Industries, Inc. (b)	47,170	4,299,074
EMCOR Group, Inc.	90,771	14,060,428
IES Holdings, Inc. (b)	4,910	166,056
Meisei Industrial Co. Ltd.	215,000	1,135,025
MYR Group, Inc. (b)	28,714	2,743,048
Raiznext Corp.	201,000	1,843,715
Totetsu Kogyo Co. Ltd.	107,100	1,991,449
Watanabe Sato Co. Ltd.	3,500	61,348
Willscot Mobile Mini Holdings (b)	911,300	43,933,773
		79,118,011
Electrical Equipment - 0.7%
Acuity Brands, Inc.	248,025	46,700,627
AMETEK, Inc.	1,017,200	144,869,624
AQ Group AB	83,000	2,318,305
Array Technologies, Inc. (b)	134,740	2,821,456
Atkore, Inc. (b)	150,672	18,404,585
Eaton Corp. PLC	81,200	13,272,140
Emerson Electric Co.	887,100	84,957,567
GrafTech International Ltd.	1,028,200	5,552,280
Hubbell, Inc. Class B	176,396	44,815,168
nVent Electric PLC	286,663	11,469,387
Regal Rexnord Corp.	421,900	55,315,309
Shoals Technologies Group, Inc. (b)	144,840	4,196,015
Vertiv Holdings Co. (c)	1,708,404	23,661,395
Vertiv Holdings LLC (b)(e)	600,000	8,310,000
		466,663,858
Industrial Conglomerates - 0.7%
3M Co.	65,103	8,201,025
DCC PLC (United Kingdom)	82,900	4,414,623
General Electric Co.	5,224,045	449,111,149
Mytilineos SA	124,000	2,339,739
Siemens AG	233,800	32,424,516
		496,491,052
Machinery - 1.2%
AGCO Corp.	212,100	28,149,912
Albany International Corp. Class A	36,300	3,679,731
Allison Transmission Holdings, Inc.	172,317	7,719,802
Barnes Group, Inc.	79,277	3,376,407
Beijer Alma AB (B Shares)	120,100	1,929,801
Caterpillar, Inc.	446,300	105,509,783
Chart Industries, Inc. (b)	98,360	14,064,496
Columbus McKinnon Corp. (NY Shares)	264,770	8,533,537
Crane Holdings Co.	427,901	45,331,832
Cummins, Inc.	28,942	7,269,073
Daiwa Industries Ltd.	317,400	2,849,537
Donaldson Co., Inc.	219,303	13,359,939
Ebara Jitsugyo Co. Ltd.	19,800	326,460
EnPro Industries, Inc.	9,500	1,128,600
ESAB Corp.	515,533	24,405,332
Estic Corp.	17,500	113,933
Federal Signal Corp.	152,360	7,403,172
Flowserve Corp.	1,310,531	41,098,252
Fortive Corp.	2,198,324	148,496,786
Gorman-Rupp Co.	40,183	1,112,265
Graco, Inc.	289,600	20,263,312
Hy-Lok Corp.	61,216	1,090,523
IDEX Corp.	183,227	43,514,580
ITT, Inc.	780,150	65,938,278
John Bean Technologies Corp.	51,350	4,717,011
JOST Werke AG (a)	89,400	4,963,521
Lincoln Electric Holdings, Inc.	103,113	15,248,350
Mueller Industries, Inc.	101,031	6,947,902
Nordson Corp.	95,638	22,617,431
NORMA Group AG	85,768	1,501,642
Omega Flex, Inc. (c)	5,369	516,015
Oshkosh Corp.	779,700	71,786,979
Otis Worldwide Corp.	112,104	8,754,201
Parker Hannifin Corp.	43,600	13,033,784
Pentair PLC	656,400	30,043,428
Sakura Rubber Co. Ltd.	9,800	191,375
Snap-On, Inc.	94,729	22,791,797
Stanley Black & Decker, Inc. (c)	217,732	17,793,059
Toro Co.	135,856	15,078,657
Watts Water Technologies, Inc. Class A	48,691	7,715,089
Westinghouse Air Brake Tech Co.	147,514	14,912,190
		855,277,774
Marine - 0.0%
Genco Shipping & Trading Ltd.	222,600	3,301,158
Professional Services - 0.3%
Alight, Inc. Class A (b)	467,300	4,032,799
Altech Corp.	57,500	878,508
ASGN, Inc. (b)	316,140	28,642,284
Barrett Business Services, Inc.	39,477	3,881,773
CACI International, Inc. Class A (b)	163,000	50,904,900
CBIZ, Inc. (b)	31,710	1,574,402
CRA International, Inc.	116,019	14,300,502
Creek & River Co. Ltd.	20,000	302,534
Dun & Bradstreet Holdings, Inc.	210,124	2,828,269
Equifax, Inc.	22,700	4,480,299
Exponent, Inc.	91,976	9,511,238
First Advantage Corp. (b)	110,080	1,464,064
Franklin Covey Co. (b)	22,377	1,162,709
Heidrick & Struggles International, Inc.	33,347	990,406
ICF International, Inc.	105,470	11,429,784
Insperity, Inc.	118,081	13,998,503
KBR, Inc.	403,280	20,837,478
Kforce, Inc.	280,474	16,567,599
Mastech Digital, Inc. (b)(c)	30,000	415,500
Quick Co. Ltd.	180,800	2,761,914
Robert Half International, Inc.	196,140	15,451,909
Science Applications International Corp.	40,120	4,417,613
SHL-JAPAN Ltd.	27,600	531,473
TriNet Group, Inc. (b)	118,773	8,607,479
WDB Holdings Co. Ltd.	22,300	387,399
Will Group, Inc.	187,400	1,871,698
		222,233,036
Road & Rail - 0.4%
ArcBest Corp.	43,407	3,592,797
CSX Corp.	3,729,500	121,917,355
Daqin Railway Co. Ltd. (A Shares)	926,141	896,601
Knight-Swift Transportation Holdings, Inc. Class A	718,885	39,847,796
Landstar System, Inc.	264,119	45,687,305
NANSO Transport Co. Ltd.	11,000	98,212
Nikkon Holdings Co. Ltd.	48,200	854,752
Old Dominion Freight Lines, Inc.	144,100	43,606,101
RXO, Inc. (b)	287,836	5,468,884
Saia, Inc. (b)	16,960	4,131,286
Stef SA	50,734	4,472,823
XPO Logistics, Inc. (b)	267,651	10,336,682
		280,910,594
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	67,500	4,144,500
Air Lease Corp. Class A	516,600	19,951,092
Applied Industrial Technologies, Inc.	97,320	12,893,927
Beacon Roofing Supply, Inc. (b)	231,539	13,519,562
Beijer Ref AB (B Shares)	86,700	1,505,540
Boise Cascade Co.	70,073	5,188,205
Ferguson PLC (c)	58,300	6,834,509
Green Cross Co. Ltd.	28,200	208,604
Itochu Corp.	307,800	9,667,100
Kamei Corp.	149,800	1,316,684
Mitani Shoji Co. Ltd.	272,500	2,793,156
Momentum Group Komponenter & Tjanster AB (b)	162,700	873,654
MSC Industrial Direct Co., Inc. Class A	83,779	7,190,752
Rush Enterprises, Inc. Class A	121,300	6,250,589
Shinsho Corp.	29,700	979,597
Totech Corp.	18,400	440,999
Univar Solutions, Inc. (b)	975,300	32,311,689
Watsco, Inc. (c)	58,860	15,832,163
		141,902,322
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	54,800	269,077
Qingdao Port International Co. Ltd. (H Shares) (a)	4,884,814	2,315,358
		2,584,435
TOTAL INDUSTRIALS		3,987,616,944
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,952,400	97,073,328
Juniper Networks, Inc.	573,460	19,061,810
Lumentum Holdings, Inc. (b)	74,360	4,085,338
NetScout Systems, Inc. (b)	131,171	4,890,055
		125,110,531
Electronic Equipment & Components - 0.4%
Advanced Energy Industries, Inc.	161,770	14,986,373
Amphenol Corp. Class A	465,400	37,432,122
Avnet, Inc.	532,300	24,043,991
Badger Meter, Inc.	51,977	6,019,976
Belden, Inc. (c)	78,586	6,321,458
CDW Corp.	86,700	16,355,088
Cognex Corp.	567,652	28,257,717
Coherent Corp. (b)	205,720	7,543,752
CTS Corp. (c)	54,849	2,331,083
Daido Signal Co. Ltd.	86,448	278,248
Daiwabo Holdings Co. Ltd.	160,000	2,552,699
Elematec Corp.	60,000	675,494
Fabrinet (b)	97,016	12,942,905
Flex Ltd. (b)	348,300	7,655,634
Insight Enterprises, Inc. (b)	230,037	23,903,145
IPG Photonics Corp. (b)	60,901	5,543,818
Jabil, Inc.	116,800	8,431,792
Kingboard Chemical Holdings Ltd.	707,000	2,340,487
Makus, Inc.	287,084	1,950,436
Maruwa Ceramic Co. Ltd.	15,100	2,098,382
Methode Electronics, Inc. Class A	210,000	9,592,800
Mirion Technologies, Inc. (b)(e)	1,430,613	9,127,311
Napco Security Technologies, Inc.	51,446	1,357,145
Redington (India) Ltd.	1,034,288	2,296,400
Riken Keiki Co. Ltd.	17,700	653,485
Sanmina Corp. (b)	108,022	7,139,174
TD SYNNEX Corp.	124,300	12,715,890
TE Connectivity Ltd.	137,200	17,303,664
Thinking Electronic Industries Co. Ltd.	351,000	1,387,144
Tripod Technology Corp.	582,000	1,843,692
TTM Technologies, Inc. (b)	416,960	6,700,547
Vontier Corp.	150,000	2,944,500
		284,726,352
IT Services - 1.7%
Accenture PLC Class A	72,300	21,757,239
Affirm Holdings, Inc. (b)(c)	147,000	2,046,240
Amadeus IT Holding SA Class A (b)	253,100	13,684,488
Amdocs Ltd.	974,431	86,587,939
Avant Group Corp.	180,500	1,993,708
Block, Inc. Class A (b)	368,900	25,000,353
Capgemini SA	279,100	50,460,575
Cass Information Systems, Inc.	20,030	870,904
Cognizant Technology Solutions Corp. Class A	1,551,600	96,525,036
Concentrix Corp.	217,064	26,564,292
CSG Systems International, Inc.	55,155	3,410,785
Dlocal Ltd. (b)(c)	651,900	9,517,740
DTS Corp.	109,500	2,642,164
DXC Technology Co. (b)	144,720	4,293,842
E-Credible Co. Ltd.	46,500	621,363
Edenred SA	443,459	24,363,190
Enea AB (b)(c)	27,900	214,645
EPAM Systems, Inc. (b)	58,100	21,414,498
EVERTEC, Inc.	105,280	3,555,306
EVO Payments, Inc. Class A (b)	80,720	2,721,071
ExlService Holdings, Inc. (b)	116,927	21,888,734
Fidelity National Information Services, Inc.	340,757	24,732,143
Fiserv, Inc. (b)	35,700	3,725,652
Future Corp.	27,500	341,178
Genpact Ltd.	1,455,856	67,129,520
Global Payments, Inc.	34,400	3,570,032
GoDaddy, Inc. (b)	236,200	18,690,506
Hackett Group, Inc.	50,502	1,166,596
IBM Corp.	58,082	8,648,410
MasterCard, Inc. Class A	167,186	59,585,090
Maximus, Inc. (c)	742,590	52,204,077
MongoDB, Inc. Class A (b)	262,200	40,035,318
Paya Holdings, Inc. (b)	149,855	1,395,150
PayPal Holdings, Inc. (b)	269,000	21,092,290
Perficient, Inc. (b)	148,402	10,543,962
Sabre Corp. (b)	1,056,200	6,453,382
Snowflake, Inc. (b)	76,200	10,888,980
TDC Soft, Inc.	182,200	1,955,398
The Western Union Co.	685,207	10,045,135
Twilio, Inc. Class A (b)	319,500	15,661,890
Unisys Corp. (b)	714,520	3,072,436
Verra Mobility Corp. (b)	776,650	12,309,903
Visa, Inc. Class A	1,498,274	325,125,458
WEX, Inc. (b)	212,852	36,001,787
Wix.com Ltd. (b)	145,900	13,202,491
WNS Holdings Ltd. sponsored ADR (b)	202,905	17,108,950
Worldline SA (a)(b)	275,100	13,031,823
		1,197,851,669
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (b)	176,400	13,693,932
Allegro MicroSystems LLC (b)	93,637	2,915,856
Amkor Technology, Inc.	170,640	4,781,333
Analog Devices, Inc.	65,426	11,247,384
Applied Materials, Inc.	207,918	22,787,813
ASML Holding NV (Netherlands)	41,100	25,092,378
Cirrus Logic, Inc. (b)	173,350	12,950,979
Diodes, Inc. (b)	123,330	11,374,726
FormFactor, Inc. (b)	138,399	3,192,865
Ichor Holdings Ltd. (b)	19,070	567,905
Intel Corp.	692,322	20,818,123
Kulicke & Soffa Industries, Inc. (c)	104,831	5,026,646
Lam Research Corp.	146,100	69,014,718
Lattice Semiconductor Corp. (b)	233,344	16,994,444
MACOM Technology Solutions Holdings, Inc. (b)	87,890	6,037,164
Marvell Technology, Inc.	924,911	43,026,860
MaxLinear, Inc. Class A (b)	47,930	1,754,238
MediaTek, Inc.	573,000	13,893,741
Microchip Technology, Inc.	682,200	54,023,418
Micron Technology, Inc.	1,148,150	66,190,848
MKS Instruments, Inc.	119,000	9,979,340
Nova Ltd. (b)(c)	51,160	4,377,761
NVE Corp.	8,565	545,676
NVIDIA Corp.	1,189,236	201,254,408
NXP Semiconductors NV	272,942	47,994,121
Onto Innovation, Inc. (b)	49,770	3,979,112
Parade Technologies Ltd.	172,000	4,529,603
Power Integrations, Inc. (c)	103,517	8,331,048
Qualcomm, Inc.	646,675	81,797,921
Renesas Electronics Corp. (b)	3,801,200	37,281,056
Semtech Corp. (b)	112,520	3,458,865
Silergy Corp.	421,000	6,338,083
Silicon Laboratories, Inc. (b)	64,934	9,444,001
SiTime Corp. (b)	31,220	3,292,461
Sitronix Technology Corp.	20,000	126,050
SMART Global Holdings, Inc. (b)(c)	273,670	4,627,760
SolarEdge Technologies, Inc. (b)	146,300	43,723,218
Synaptics, Inc. (b)	16,020	1,697,639
Taiwan Semiconductor Manufacturing Co. Ltd.	3,142,000	50,634,546
Topco Scientific Co. Ltd.	881,000	4,908,291
Universal Display Corp.	73,892	8,321,717
		942,028,048
Software - 3.1%
Adobe, Inc. (b)	363,710	125,454,490
Altair Engineering, Inc. Class A (b)	23,760	1,165,903
American Software, Inc. Class A	56,264	833,270
Aspen Technology, Inc. (b)	101,678	23,436,779
Autodesk, Inc. (b)	272,267	54,984,321
Black Knight, Inc. (b)	48,200	2,987,918
Blackbaud, Inc. (b)	344,917	20,443,231
CCC Intelligent Solutions Holdings, Inc. (b)(e)	134,385	1,236,342
Ceridian HCM Holding, Inc. (b)	314,500	21,524,380
Check Point Software Technologies Ltd. (b)	39,100	5,193,653
Consensus Cloud Solutions, Inc. (b)	28,148	1,598,525
Coupa Software, Inc. (b)	191,200	12,091,488
Cresco Ltd.	317,400	4,035,829
Cvent Holding Corp. (b)(e)	267,744	1,499,366
Dolby Laboratories, Inc. Class A	115,042	8,613,195
DoubleVerify Holdings, Inc. (b)	101,700	2,664,540
Dropbox, Inc. Class A (b)	247,349	5,827,542
Dynatrace, Inc. (b)	263,602	10,214,578
Elastic NV (b)	693,486	42,434,408
Envestnet, Inc. (b)	100	5,902
Five9, Inc. (b)	474,383	30,412,694
HubSpot, Inc. (b)	85,100	25,787,853
Intuit, Inc.	185,900	75,770,981
LivePerson, Inc. (b)	235,450	2,764,183
Manhattan Associates, Inc. (b)	112,017	14,107,421
Microsoft Corp.	4,701,202	1,199,464,678
Model N, Inc. (b)	19,360	752,717
New Relic, Inc. (b)(c)	171,900	9,672,813
NortonLifeLock, Inc.	3,184,400	73,113,824
Open Text Corp.	745,100	21,891,038
Open Text Corp. (c)	125,400	3,682,340
Paylocity Holding Corp. (b)	70,442	15,344,381
PTC, Inc. (b)	230,543	29,327,375
Qualys, Inc. (b)	98,839	12,188,825
Rapid7, Inc. (b)	72,210	2,122,974
Salesforce.com, Inc. (b)	585,770	93,869,643
SAP SE sponsored ADR (c)	484,555	53,722,613
Sinosoft Tech Group Ltd. (b)	4,403,000	193,636
SolarWinds, Inc. (b)	79,680	696,403
Synopsys, Inc. (b)	117,500	39,895,950
System Information Co. Ltd.	48,000	315,514
System Research Co. Ltd.	147,000	2,176,932
Telos Corp. (b)	144,530	592,573
Tenable Holdings, Inc. (b)	978,218	37,348,363
Varonis Systems, Inc. (b)	261,100	5,545,764
VMware, Inc. Class A	196,688	23,895,625
Workday, Inc. Class A (b)	138,023	23,174,062
Workiva, Inc. (b)	203,700	16,410,072
Zuora, Inc. (b)	581,770	4,467,994
		2,164,954,901
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	6,139,157	908,779,411
Avid Technology, Inc. (b)	97,410	2,735,273
Dell Technologies, Inc.	378,353	16,946,431
Elecom Co. Ltd.	66,800	713,397
MCJ Co. Ltd.	672,000	4,715,391
Pure Storage, Inc. Class A (b)	108,510	3,167,407
Samsung Electronics Co. Ltd.	101,720	4,941,948
Seagate Technology Holdings PLC	306,000	16,208,820
TSC Auto ID Technology Corp.	43,000	267,796
Western Digital Corp. (b)	216,800	7,967,400
		966,443,274
TOTAL INFORMATION TECHNOLOGY		5,681,114,775
MATERIALS - 1.7%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	97,700	30,302,632
Ashland, Inc.	52,050	5,822,834
Axalta Coating Systems Ltd. (b)	383,400	10,290,456
Balchem Corp.	57,009	8,026,867
C. Uyemura & Co. Ltd.	77,700	3,959,166
Cabot Corp.	325,300	23,948,586
Celanese Corp. Class A	65,500	7,028,150
CF Industries Holdings, Inc.	183,228	19,823,437
Chase Corp.	13,195	1,253,525
Chemtrade Logistics Income Fund	254,600	1,754,557
Corteva, Inc.	237,100	15,923,636
DuPont de Nemours, Inc.	2,158,775	152,215,225
Ecolab, Inc.	76,300	11,432,029
Element Solutions, Inc. (c)	1,065,670	20,844,505
Huntsman Corp.	364,754	10,132,866
International Flavors & Fragrances, Inc.	326,421	34,541,870
Linde PLC	193,800	65,209,824
LyondellBasell Industries NV Class A	317,400	26,982,174
Minerals Technologies, Inc.	56,667	3,416,453
Olin Corp.	715,870	40,790,273
Quaker Houghton (c)	22,940	4,514,363
Scientex Bhd	1,245,100	943,893
Scientex Bhd warrants 1/14/26 (b)	118,080	19,058
Sensient Technologies Corp.	74,660	5,577,849
Sherwin-Williams Co.	74,800	18,638,664
Sisecam Resources LP	25,000	545,250
Soulbrain Co. Ltd.	22,500	3,739,805
The Chemours Co. LLC	887,900	27,569,295
The Mosaic Co.	251,300	12,891,690
The Scotts Miracle-Gro Co. Class A (c)	152,600	8,534,918
Tronox Holdings PLC	1,464,151	20,688,454
Valvoline, Inc.	703,987	23,217,491
Westlake Corp.	28,400	3,057,260
		623,637,055
Construction Materials - 0.1%
Eagle Materials, Inc.	210,477	28,696,434
Martin Marietta Materials, Inc.	24,100	8,832,168
RHI Magnesita NV	63,000	1,678,198
Summit Materials, Inc. (b)	150,030	4,544,409
Vertex Corp.	33,600	321,459
Vicat SA	27,826	668,780
Vulcan Materials Co.	51,400	9,423,162
Wienerberger AG	220,613	5,833,615
		59,998,225
Containers & Packaging - 0.1%
Aptargroup, Inc.	162,790	17,278,531
Crown Holdings, Inc.	82,750	6,802,878
Greif, Inc. Class A	353,800	24,875,678
Mayr-Melnhof Karton AG (c)	23,400	3,973,977
Sealed Air Corp.	132,200	7,037,006
Silgan Holdings, Inc.	30,000	1,587,000
Vidrala SA	5,250	437,723
		61,992,793
Metals & Mining - 0.6%
Alcoa Corp.	418,600	20,984,418
Arconic Corp. (b)	329,880	7,861,040
Commercial Metals Co.	671,437	33,048,129
First Quantum Minerals Ltd.	2,805,600	66,701,177
Freeport-McMoRan, Inc.	3,195,417	127,177,597
Glencore PLC	5,865,300	40,025,484
Lundin Mining Corp. (c)	6,158,200	37,906,476
Mount Gibson Iron Ltd. (b)	12,253,674	3,848,990
Newmont Corp.	377,600	17,924,672
Reliance Steel & Aluminum Co.	158,657	33,522,638
Rio Tinto PLC sponsored ADR (c)	10,000	686,400
Royal Gold, Inc.	116,501	13,086,557
Steel Dynamics, Inc.	318,138	33,064,082
		435,837,660
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	55,600	1,973,270
Sylvamo Corp.	62,563	3,384,033
		5,357,303
TOTAL MATERIALS		1,186,823,036
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexanders, Inc.	3,803	928,845
Alexandria Real Estate Equities, Inc.	6,700	1,042,587
American Homes 4 Rent Class A	738,100	24,408,967
American Tower Corp.	274,099	60,644,404
Apartment Income (REIT) Corp.	924,560	35,179,508
Apple Hospitality (REIT), Inc.	1,178,500	20,105,210
Armada Hoffler Properties, Inc.	261,440	3,176,496
Corporate Office Properties Trust (SBI)	414,800	11,518,996
Crown Castle International Corp.	227,500	32,175,325
CubeSmart	137,600	5,695,264
Douglas Emmett, Inc.	143,320	2,482,302
Elme Communities (SBI) (c)	245,400	4,849,104
Equinix, Inc.	50,195	34,667,177
Equity Lifestyle Properties, Inc.	302,500	20,092,050
Essex Property Trust, Inc.	42,200	9,300,036
Gaming & Leisure Properties	558,000	29,356,380
Host Hotels & Resorts, Inc.	1,015,500	19,233,570
Invitation Homes, Inc.	530,300	17,303,689
Kilroy Realty Corp.	4,100	177,202
Life Storage, Inc.	31,200	3,353,688
LXP Industrial Trust (REIT)	3,499,211	37,651,510
Mid-America Apartment Communities, Inc.	82,500	13,602,600
Plymouth Industrial REIT, Inc.	1,353,460	28,016,622
Postal Realty Trust, Inc.	86,170	1,334,773
Prologis (REIT), Inc.	271,100	31,932,869
RLJ Lodging Trust	968,090	11,733,251
Sabra Health Care REIT, Inc.	289,090	3,732,152
Simon Property Group, Inc.	366,735	43,802,828
Spirit Realty Capital, Inc.	72,480	3,002,122
Universal Health Realty Income Trust (SBI)	22,730	1,193,098
Urban Edge Properties	248,970	3,916,298
Ventas, Inc.	267,300	12,437,469
Welltower, Inc.	261,110	18,546,643
		546,593,035
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	26,800	376,722
CBRE Group, Inc. (b)	454,200	36,154,320
Cushman & Wakefield PLC (b)(c)	1,971,699	22,516,803
Douglas Elliman, Inc.	122,419	504,366
Jones Lang LaSalle, Inc. (b)	113,707	19,122,106
Newmark Group, Inc.	2,297,800	19,485,344
WeWork, Inc. (b)	699,200	1,929,792
		100,089,453
TOTAL REAL ESTATE		646,682,488
UTILITIES - 1.6%
Electric Utilities - 1.3%
Allete, Inc.	500,150	33,109,930
Constellation Energy Corp.	1,408,255	135,361,471
Duke Energy Corp.	346,200	34,595,766
Edison International	239,600	15,971,736
Entergy Corp.	148,300	17,242,841
Evergy, Inc.	1,222,564	72,388,014
Exelon Corp.	1,082,466	44,781,618
FirstEnergy Corp.	451,900	18,636,356
IDACORP, Inc.	327,001	36,143,421
NextEra Energy, Inc.	1,337,300	113,269,310
OGE Energy Corp.	607,900	24,595,634
PG&E Corp. (b)(c)	12,697,866	199,356,496
Pinnacle West Capital Corp.	83,200	6,516,224
Portland General Electric Co. (c)	689,200	33,929,316
PPL Corp.	802,100	23,677,992
Southern Co.	1,912,966	129,393,020
		938,969,145
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (c)	312,400	14,645,312
China Resource Gas Group Ltd.	262,200	930,977
New Jersey Resources Corp. (c)	103,060	5,127,235
		20,703,524
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	110,870	3,615,471
Clearway Energy, Inc. Class C (c)	51,690	1,831,894
Sunnova Energy International, Inc. (b)(c)	140,540	3,208,528
The AES Corp.	1,986,600	57,452,472
		66,108,365
Multi-Utilities - 0.2%
Consolidated Edison, Inc.	72,700	7,127,508
Dominion Energy, Inc.	1,274,517	77,885,734
NiSource, Inc.	410,600	11,472,164
Public Service Enterprise Group, Inc.	103,300	6,254,815
Sempra Energy	156,000	25,925,640
		128,665,861
TOTAL UTILITIES		1,154,446,895
TOTAL COMMON STOCKS (Cost $26,437,333,349)		31,744,465,351

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	788,200	8,370,684
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,668,900	72,564,391
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $82,671,479)		80,935,075

Nonconvertible Bonds - 0.5%
	Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 3.9758% 3/25/24 (g)(h)	1,000,000	992,592
0.9% 3/25/24	3,000,000	2,847,750
NTT Finance Corp. 0.583% 3/1/24 (a)	2,000,000	1,893,102
Verizon Communications, Inc. 0.75% 3/22/24	1,000,000	950,662
		6,684,106
Media - 0.0%
Comcast Corp. 3.7% 4/15/24	2,000,000	1,971,716
Magallanes, Inc. 3.638% 3/15/25 (a)	3,000,000	2,864,523
		4,836,239
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	2,000,000	1,936,412
TOTAL COMMUNICATION SERVICES		13,456,757
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 4.2131% 4/1/25 (a)(g)(h)	1,000,000	994,163
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	2,500,000	2,366,383
5.5% 11/27/24 (a)	1,000,000	1,006,919
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,768,775
1.7% 8/18/23	2,000,000	1,946,969
3.95% 4/13/24	3,000,000	2,949,203
4.35% 4/9/25	3,000,000	2,936,162
Volkswagen Group of America Finance LLC 3.95% 6/6/25 (a)	3,000,000	2,915,286
		17,883,860
Multiline Retail - 0.0%
Dollar General Corp. 4.25% 9/20/24	3,000,000	2,955,435
Specialty Retail - 0.0%
AutoZone, Inc. 3.625% 4/15/25	3,000,000	2,917,484
TOTAL CONSUMER DISCRETIONARY		23,756,779
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 3.6% 5/9/24	3,000,000	2,940,925
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.8% 2/10/24 (a)	2,000,000	1,897,459
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (a)	2,000,000	1,823,756
Tobacco - 0.0%
BAT Capital Corp. 3.222% 8/15/24	3,000,000	2,893,334
Imperial Tobacco Finance PLC 3.5% 7/26/26 (a)	1,000,000	920,813
Philip Morris International, Inc.:
2.875% 5/1/24	3,000,000	2,910,494
5.125% 11/15/24	2,200,000	2,199,368
Reynolds American, Inc. 4.45% 6/12/25	3,000,000	2,946,006
		11,870,015
TOTAL CONSUMER STAPLES		18,532,155
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,000,000	933,347
DCP Midstream Operating LP 5.375% 7/15/25	3,000,000	2,962,733
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (g)(h)	3,000,000	2,970,690
4% 10/1/23	3,000,000	2,966,174
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,886,396
4.25% 4/1/24	3,000,000	2,940,161
5.875% 1/15/24	3,000,000	3,011,482
EQT Corp. 5.678% 10/1/25	3,000,000	2,991,780
MPLX LP:
4% 2/15/25	2,000,000	1,941,691
4.5% 7/15/23	3,000,000	2,981,921
Phillips 66 Co. 3.85% 4/9/25	2,000,000	1,955,742
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	3,000,000	2,959,851
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,930,160
4.55% 6/24/24	3,000,000	2,968,974
		36,401,102
FINANCIALS - 0.3%
Banks - 0.2%
Bank of America Corp.:
0.81% 10/24/24 (g)	3,000,000	2,865,715
3.366% 1/23/26 (g)	3,000,000	2,869,043
3.458% 3/15/25 (g)	3,000,000	2,920,400
3.95% 4/21/25	3,000,000	2,931,950
Barclays PLC:
1.007% 12/10/24 (g)	3,000,000	2,836,916
2.852% 5/7/26 (g)	1,000,000	922,015
3.932% 5/7/25 (g)	3,000,000	2,893,799
Canadian Imperial Bank of Commerce 3.945% 8/4/25	2,000,000	1,945,564
Citigroup, Inc.:
0.981% 5/1/25 (g)	2,000,000	1,865,792
3.106% 4/8/26 (g)	2,000,000	1,897,057
Citizens Bank NA 4.119% 5/23/25 (g)	3,000,000	2,951,783
DNB Bank ASA 2.968% 3/28/25 (a)(g)	3,000,000	2,893,588
Fifth Third Bancorp 2.375% 1/28/25	3,000,000	2,832,207
HSBC Holdings PLC:
0.976% 5/24/25 (g)	3,000,000	2,759,687
1.162% 11/22/24 (g)	3,000,000	2,840,534
3.803% 3/11/25 (g)	3,000,000	2,905,468
Huntington National Bank 5.699% 11/18/25 (g)	1,792,000	1,794,874
Intesa Sanpaolo SpA 3.25% 9/23/24 (a)	3,000,000	2,823,358
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 4.72% 2/24/26 (g)(h)	3,000,000	2,936,070
0.563% 2/16/25 (g)	3,000,000	2,815,081
3.22% 3/1/25 (g)	3,000,000	2,920,799
3.845% 6/14/25 (g)	3,000,000	2,945,811
4.023% 12/5/24 (g)	3,000,000	2,963,918
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.5228% 6/14/24 (g)(h)	3,000,000	2,967,916
Mitsubishi UFJ Financial Group, Inc. 0.953% 7/19/25 (g)	2,000,000	1,854,825
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (g)	3,000,000	2,882,028
2.226% 5/25/26 (g)	2,000,000	1,839,124
NatWest Group PLC 3.875% 9/12/23	1,500,000	1,481,913
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 4.7558% 3/22/25 (a)(g)(h)	2,000,000	1,976,135
0.8% 8/12/24 (a)	3,000,000	2,768,272
Rabobank Nederland New York Branch 3.875% 8/22/24	2,000,000	1,966,044
Royal Bank of Canada 2.55% 7/16/24	2,000,000	1,924,337
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,000,000	2,910,923
4.26% 6/9/25 (g)	3,000,000	2,903,664
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.5802% 1/21/26 (a)(g)(h)	3,000,000	2,875,200
3.875% 3/28/24 (a)	3,000,000	2,930,141
The Toronto-Dominion Bank 1.2% 6/3/26	1,000,000	883,342
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (g)(h)	3,000,000	2,930,760
Wells Fargo & Co.:
0.805% 5/19/25 (g)	2,500,000	2,330,075
2.406% 10/30/25 (g)	3,000,000	2,827,254
3% 2/19/25	3,000,000	2,887,733
		103,471,115
Capital Markets - 0.1%
Bank of New York, New York 5.224% 11/21/25 (g)	690,000	690,489
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (g)	3,000,000	2,767,617
3.961% 11/26/25 (g)	3,000,000	2,837,593
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (g)(h)	2,000,000	1,963,920
1.757% 1/24/25 (g)	2,000,000	1,906,426
3.625% 2/20/24	2,000,000	1,966,147
Moody's Corp.:
3.75% 3/24/25	3,000,000	2,923,313
4.875% 2/15/24	3,000,000	2,992,845
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (g)(h)	3,000,000	2,952,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (g)(h)	2,000,000	1,983,312
0.79% 5/30/25 (g)	3,000,000	2,779,753
0.791% 1/22/25 (g)	3,000,000	2,821,553
3.62% 4/17/25 (g)	3,000,000	2,923,919
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 5.3785% 5/12/26 (a)(g)(h)	2,000,000	1,996,260
4.49% 8/5/25 (a)(g)	2,000,000	1,958,884
		35,464,031
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.15% 10/29/23	2,000,000	1,911,247
1.65% 10/29/24	3,000,000	2,760,497
1.75% 1/30/26	1,000,000	882,263
Ally Financial, Inc.:
3.875% 5/21/24	3,000,000	2,918,629
5.125% 9/30/24	3,000,000	2,976,305
5.8% 5/1/25	2,000,000	2,008,255
7.1% 11/15/27	1,620,000	1,666,002
Capital One Financial Corp.:
1.343% 12/6/24 (g)	2,000,000	1,908,227
3.3% 10/30/24	3,000,000	2,904,641
4.166% 5/9/25 (g)	2,000,000	1,945,669
4.985% 7/24/26 (g)	1,000,000	991,268
Synchrony Financial:
4.5% 7/23/25	3,000,000	2,872,331
4.875% 6/13/25	3,000,000	2,902,069
		28,647,403
Diversified Financial Services - 0.0%
AIG Global Funding 0.9% 9/22/25 (a)	2,000,000	1,784,090
Athene Global Funding 1.716% 1/7/25 (a)	3,000,000	2,778,478
Jackson Financial, Inc. 1.125% 11/22/23	2,000,000	1,917,718
		6,480,286
Insurance - 0.0%
American International Group, Inc. 4.125% 2/15/24	3,000,000	2,963,533
Equitable Financial Life Global Funding 1.1% 11/12/24 (a)	3,000,000	2,769,380
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	3,000,000	2,959,291
		8,692,204
TOTAL FINANCIALS		182,755,039
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,930,077
Boston Scientific Corp.:
1.9% 6/1/25	3,000,000	2,799,525
3.45% 3/1/24	3,000,000	2,946,300
		8,675,902
Health Care Providers & Services - 0.0%
Cigna Corp. 0.613% 3/15/24	3,000,000	2,838,751
Humana, Inc. 0.65% 8/3/23	3,000,000	2,911,246
		5,749,997
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	3,000,000	2,772,322
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. 2.9% 7/26/24	3,000,000	2,917,825
GSK Consumer Healthcare Capital 3.125% 3/24/25	1,000,000	958,013
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,715,725
		6,591,563
TOTAL HEALTH CARE		23,789,784
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
The Boeing Co.:
1.95% 2/1/24	3,000,000	2,886,296
4.875% 5/1/25	3,000,000	2,972,173
		5,858,469
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	3,000,000	2,829,903
Machinery - 0.0%
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,810,456
Parker Hannifin Corp. 3.65% 6/15/24	1,500,000	1,466,287
		4,276,743
Road & Rail - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,793,617
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.3% 2/1/25	3,000,000	2,792,589
3.375% 7/1/25	3,000,000	2,831,039
		5,623,628
TOTAL INDUSTRIALS		21,382,360
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,799,030
2.35% 9/15/24	2,000,000	1,914,023
VMware, Inc. 1% 8/15/24	2,000,000	1,862,256
		5,575,309
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC 5.9% 7/5/24	3,000,000	2,981,657
Nutrien Ltd. 5.9% 11/7/24	496,000	501,729
		3,483,386
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Federal Realty Investment Trust 3.95% 1/15/24	3,000,000	2,958,922
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,000,000	2,960,778
4.5% 1/15/25	3,000,000	2,917,633
Ventas Realty LP 3.5% 4/15/24	3,000,000	2,915,805
WP Carey, Inc. 4.6% 4/1/24	3,000,000	2,981,885
		14,735,023
UTILITIES - 0.0%
Electric Utilities - 0.0%
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (g)(h)	2,000,000	1,954,388
Tampa Electric Co. 3.875% 7/12/24	2,000,000	1,953,742
		3,908,130
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (a)	2,000,000	1,871,851
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (g)(h)	3,000,000	2,956,947
DTE Energy Co. 4.22% 11/1/24	3,000,000	2,953,877
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,705,155
		8,615,979
TOTAL UTILITIES		14,395,960
TOTAL NONCONVERTIBLE BONDS (Cost $356,189,776)		358,263,654

Equity Funds - 52.9%
	Shares	Value ($)
Large Blend Funds - 5.6%
Fidelity SAI U.S. Large Cap Index Fund (i)	64,058,262	1,181,874,927
Fidelity SAI U.S. Low Volatility Index Fund (i)	154,928,084	2,771,663,423
iShares S&P 500 Index ETF	43,677	17,877,870
TOTAL LARGE BLEND FUNDS		3,971,416,220
Large Growth Funds - 38.7%
Fidelity Blue Chip Growth Fund (i)	9,691,902	1,205,091,064
Fidelity Contrafund (i)	323,557,451	4,558,924,488
Fidelity Growth Company Fund (i)	236,372,450	6,259,142,486
Fidelity Magellan Fund (i)	369,563,401	4,261,066,018
Fidelity SAI U.S. Momentum Index Fund (i)	127,014,265	1,865,839,553
Fidelity SAI U.S. Quality Index Fund (i)	563,669,954	9,120,179,832
TOTAL LARGE GROWTH FUNDS		27,270,243,441
Large Value Funds - 5.7%
Fidelity Large Cap Value Enhanced Index Fund (i)	206,784,757	3,227,910,063
Fidelity SAI U.S. Value Index Fund (i)	66,389,736	756,179,089
TOTAL LARGE VALUE FUNDS		3,984,089,152
Mid-Cap Blend Funds - 0.9%
Fidelity SAI Small-Mid Cap 500 Index Fund (i)	116,126,400	658,436,687
Mid-Cap Growth Funds - 0.2%
Fidelity Extended Market Index Fund (i)	1,563,356	106,808,480
Small Blend Funds - 0.9%
Fidelity Small Cap Discovery Fund (i)	24,611,610	605,937,836
Fidelity Small Cap Index Fund (i)	468,342	11,001,346
TOTAL SMALL BLEND FUNDS		616,939,182
Small Growth Funds - 0.9%
Fidelity Advisor Small Cap Growth Fund Class Z (i)	26,480,430	669,160,475
TOTAL EQUITY FUNDS (Cost $36,131,435,534)		37,277,093,637

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (i)	1,294,903	13,363,396
Other - 0.0%
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (a)(g)(h)	2,334,563	2,239,558
BX Trust floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (a)(g)(h)	1,133,139	1,113,174
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (a)(g)(h)	1,200,000	1,174,407
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,792,357
Truist Bank:
1.5% 3/10/25	2,000,000	1,852,913
3.689% 8/2/24 (g)	3,000,000	2,976,096
TOTAL OTHER		12,148,505
TOTAL OTHER (Cost $23,422,199)		25,511,901

U.S. Treasury Obligations - 0.3%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.85% to 3.96% 1/19/23	83,000,000	82,558,561
U.S. Treasury Notes:
0.125% 8/31/23	57,000,000	55,067,344
4.25% 9/30/24	44,000,000	43,867,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,409,266)		181,493,561

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (j)	763,992,478	764,145,277
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	845,469,567	845,554,114
TOTAL MONEY MARKET FUNDS (Cost $1,609,695,628)		1,609,699,391

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $64,822,157,231)	71,277,462,570
NET OTHER ASSETS (LIABILITIES) - (1.2)% (l)	(855,589,954)
NET ASSETS - 100.0%	70,421,872,616

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	12	Dec 2022	1,132,500	73,142	73,142
CME E-mini S&P 500 Index Contracts (United States)	219	Dec 2022	44,689,688	(54,852)	(54,852)
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2022	2,837,780	152,291	152,291

TOTAL FUTURES CONTRACTS					170,581
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	2,600	28,948,400	110.00	01/20/23	(1,573,000)
McKesson Corp.	Chicago Board Options Exchange	100	3,816,800	380.00	01/20/23	(163,000)

TOTAL WRITTEN OPTIONS						(1,736,000)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 33.5 basis points	Monthly	Bank of America, N.A.	Nov 2023	194,998,544	6,088,072	0	6,088,072
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 28 basis points	Monthly	Goldman Sachs Intl.	Nov 2023	195,000,819	18,783,983	0	18,783,983
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 29 basis points	Monthly	Morgan Stanley Capital Services LLC	May 2023	195,000,719	11,301,690	0	11,301,690
TOTAL RETURN SWAPS								36,173,745	0	36,173,745

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,133,888 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $32,765,200.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,173,019 or 0.0% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Affiliated Fund
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $2,540,080 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

Cvent Holding Corp.	7/23/21	2,677,440

Mirion Technologies, Inc.	6/16/21	14,306,130

Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	699,065,513	2,705,160,680	2,640,080,916	8,369,332	-	-	764,145,277	1.6%
Fidelity Securities Lending Cash Central Fund 3.86%	538,532,731	1,968,233,731	1,661,212,348	1,000,240	-	-	845,554,114	2.6%
Total	1,237,598,244	4,673,394,411	4,301,293,264	9,369,572	-	-	1,609,699,391

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	645,592,892	-	-	-	-	23,567,583	669,160,475
Fidelity Blue Chip Growth Fund	728,703,693	484,187,106	-	3,542,580	-	(7,799,735)	1,205,091,064
Fidelity Contrafund	4,252,277,077	421,305,885	-	-	-	(114,658,474)	4,558,924,488
Fidelity Extended Market Index Fund	9,653,628	100,000,000	-	-	-	(2,845,148)	106,808,480
Fidelity Growth Company Fund	5,757,358,880	499,225,773	-	-	-	2,557,833	6,259,142,486
Fidelity Large Cap Value Enhanced Index Fund	3,223,774,368	-	-	-	-	4,135,695	3,227,910,063
Fidelity Magellan Fund	3,775,907,772	471,598,334	-	-	-	13,559,912	4,261,066,018
Fidelity SAI Inflation-Focused Fund	15,530,401	1,288,917	-	1,288,918	-	(3,455,922)	13,363,396
Fidelity SAI Small-Mid Cap 500 Index Fund	-	628,784,984	-	-	-	29,651,703	658,436,687
Fidelity SAI U.S. Large Cap Index Fund	1,226,602,131	3,336,901,144	3,335,236,058	79,013,547	(28,616,323)	(17,775,967)	1,181,874,927
Fidelity SAI U.S. Low Volatility Index Fund	3,443,908,174	52,977,222	725,000,000	-	(43,277,211)	43,055,238	2,771,663,423
Fidelity SAI U.S. Momentum Index Fund	2,661,523,137	52,114,812	925,000,000	16,668,651	(172,989,684)	250,191,288	1,865,839,553
Fidelity SAI U.S. Quality Index Fund	8,581,412,523	679,475,614	-	63,486,631	-	(140,708,305)	9,120,179,832
Fidelity SAI U.S. Value Index Fund	2,398,664,563	212,866,974	1,425,000,000	212,866,975	(15,950,871)	(414,401,577)	756,179,089
Fidelity Small Cap Discovery Fund	614,067,483	43,572,370	-	43,572,370	-	(51,702,017)	605,937,836
Fidelity Small Cap Index Fund	10,781,226	-	-	-	-	220,120	11,001,346
	37,345,757,948	6,984,299,135	6,410,236,058	420,439,672	(260,834,089)	(386,407,773)	37,272,579,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RAPT Therapeutics, Inc.	24,319,206	1,144,515	19,232,088	-	(6,384,178)	15,501,260	-
Total	24,319,206	1,144,515	19,232,088	-	(6,384,178)	15,501,260	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,029,260,837	1,971,142,046	58,118,791	-
Consumer Discretionary	2,672,950,127	2,586,808,474	86,141,653	-
Consumer Staples	1,923,482,313	1,862,668,561	60,813,752	-
Energy	2,556,657,671	2,546,972,598	9,685,073	-
Financials	4,975,214,172	4,856,957,867	118,256,305	-
Health Care	4,930,216,093	4,710,479,792	219,736,301	-
Industrials	3,995,987,628	3,812,436,905	183,550,723	-
Information Technology	5,753,679,166	5,395,565,585	358,113,581	-
Materials	1,186,823,036	1,121,372,888	65,450,148	-
Real Estate	646,682,488	646,305,766	376,722	-
Utilities	1,154,446,895	1,153,515,918	930,977	-

Corporate Bonds	358,263,654	-	358,263,654	-

Equity Funds	37,277,093,637	37,277,093,637	-	-

Other	25,511,901	13,363,396	12,148,505	-

Other Short-Term Investments and Net Other Assets	181,493,561	-	181,493,561	-

Money Market Funds	1,609,699,391	1,609,699,391	-	-
Total Investments in Securities:	71,277,462,570	69,564,382,824	1,713,079,746	-
Derivative Instruments:

Assets
Futures Contracts	225,433	225,433	-	-
Swaps	36,173,745	-	36,173,745	-
Total Assets	36,399,178	225,433	36,173,745	-

Liabilities
Futures Contracts	(54,852)	(54,852)	-	-
Written Options	(1,736,000)	(1,736,000)	-	-
Total Liabilities	(1,790,852)	(1,790,852)	-	-
Total Derivative Instruments:	34,608,327	(1,565,419)	36,173,745	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	225,433	(54,852)
Swaps (b)	36,173,745	0
Written Options (c)	0	(1,736,000)
Total Equity Risk	36,399,178	(1,790,852)
Total Value of Derivatives	36,399,178	(1,790,852)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $841,855,358) - See accompanying schedule:
Unaffiliated issuers (cost $27,086,511,156)	$32,395,184,016
Fidelity Central Funds (cost $1,609,695,629)	1,609,699,391
Other affiliated issuers (cost $36,125,950,446)	37,272,579,163

Total Investment in Securities (cost $64,822,157,231)		$71,277,462,570
Segregated cash with brokers for derivative instruments		2,540,080
Cash		4,161,178
Foreign currency held at value (cost $624,245)		627,828
Receivable for investments sold		150,909,122
Receivable for fund shares sold		70,190,294
Dividends receivable		53,347,501
Interest receivable		2,220,799
Distributions receivable from Fidelity Central Funds		2,190,937
Receivable for daily variation margin on futures contracts		1,392,401
Bi-lateral OTC swaps, at value		36,173,745
Prepaid expenses		59,121
Other receivables		18,588
Total assets		71,601,294,164
Liabilities
Payable for investments purchased	$288,050,241
Payable for fund shares redeemed	36,345,442
Accrued management fee	6,884,773
Written options, at value (premium received $1,110,678)	1,736,000
Other payables and accrued expenses	854,606
Collateral on securities loaned	845,550,486
Total Liabilities		1,179,421,548
Net Assets		$70,421,872,616
Net Assets consist of:
Paid in capital		$64,636,585,385
Total accumulated earnings (loss)		5,785,287,231
Net Assets		$70,421,872,616
Net Asset Value , offering price and redemption price per share ($70,421,872,616 ÷ 5,559,588,731 shares)		$12.67

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$248,648,625
Affiliated issuers		$420,439,672
Interest		1,589,361
Income from Fidelity Central Funds (including $1,000,240 from security lending)		9,369,572
Total Income		680,047,230
Expenses
Management fee	$122,520,120
Custodian fees and expenses	236,257
Independent trustees' fees and expenses	224,393
Registration fees	1,014,817
Audit	38,366
Legal	58,513
Interest	43,010
Miscellaneous	210,902
Total expenses before reductions	124,346,378
Expense reductions	(82,420,804)
Total expenses after reductions		41,925,574
Net Investment income (loss)		638,121,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $3,170)	(341,270,711)
Affiliated issuers	(267,218,267)
Foreign currency transactions	260,167
Futures contracts	(3,926,773)
Swaps	2,911,489
Written options	637,512
Total net realized gain (loss)		(608,606,583)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $25,646)	524,537,982
Affiliated issuers	(370,906,513)
Assets and liabilities in foreign currencies	42,988
Futures contracts	3,071,528
Swaps	36,173,745
Written options	(545,334)
Total change in net unrealized appreciation (depreciation)		192,374,396
Net gain (loss)		(416,232,187)
Net increase (decrease) in net assets resulting from operations		$221,889,469
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,121,656	$699,094,461
Net realized gain (loss)	(608,606,583)	4,930,460,240
Change in net unrealized appreciation (depreciation)	192,374,396	(9,233,265,960)
Net increase (decrease) in net assets resulting from operations	221,889,469	(3,603,711,259)
Distributions to shareholders	(2,974,197,160)	(5,208,639,221)
Share transactions
Proceeds from sales of shares	9,750,654,368	29,306,308,888
Reinvestment of distributions	2,906,970,034	5,100,769,766
Cost of shares redeemed	(8,348,459,966)	(16,843,458,876)
Net increase (decrease) in net assets resulting from share transactions	4,309,164,436	17,563,619,778
Total increase (decrease) in net assets	1,556,856,745	8,751,269,298

Net Assets
Beginning of period	68,865,015,871	60,113,746,573
End of period	$70,421,872,616	$68,865,015,871

Other Information
Shares
Sold	801,453,518	2,010,560,389
Issued in reinvestment of distributions	243,057,695	336,660,502
Redeemed	(678,235,537)	(1,143,166,462)
Net increase (decrease)	366,275,676	1,204,054,429

Financial Highlights
Strategic Advisers® Fidelity® U.S. Total Stock Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$15.07	$10.56	$9.72	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.15	.14	.16	.18	.01
Net realized and unrealized gain (loss)	(.14)	(.75)	4.73	1.00	(.20)	(.05)
Total from investment operations	(.02)	(.60)	4.87	1.16	(.02)	(.04)
Distributions from net investment income	(.03)	(.12)	(.18)	(.17)	(.09) D	-
Distributions from net realized gain	(.54)	(1.09)	(.19)	(.16)	(.13) D	-
Total distributions	(.57)	(1.21)	(.36) E	(.32) E	(.22)	-
Net asset value, end of period	$12.67	$13.26	$15.07	$10.56	$9.72	$9.96
Total Return F,G	.09%	(4.85)%	46.63%	11.84%	(.04)%	(.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.38%	.38%	.39%	.42%	.54% J
Expenses net of fee waivers, if any	.13% J	.13%	.13%	.14%	.17%	.29% J,K
Expenses net of all reductions	.13% J	.13%	.13%	.14%	.17%	.29% J,K
Net investment income (loss)	1.93% J	1.03%	1.11%	1.55%	1.81%	.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$70,421,873	$68,865,016	$60,113,747	$33,429,994	$22,411,704	$16,637,411
Portfolio turnover rate L	37% J	35%	46%	52%	61%	126% M,N

A For the period March 20, 2018 (commencement of operations) through May 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S.
government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$18,449

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,823,491,515
Gross unrealized depreciation	(4,556,912,761)
Net unrealized appreciation (depreciation)	$6,266,578,754
Tax cost	$65,047,228,142

The Fund elected to defer to its next fiscal year approximately $509,105,569 of capital losses recognized during the period November 1, 2022 to May 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral OTC swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Fidelity U.S. Total Stock Fund
Equity Risk
Futures Contracts	(3,926,773)	3,071,528
Written Options	637,512	(545,334)
Swaps	2,911,489	36,173,745
Total Equity Risk	(377,772)	38,699,939
Totals	$(377,772)	$38,699,939

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the   Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is present.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	14,008,287,759	12,153,724,952

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$ 111,748

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	370,696,768	315,912,618	(51,294,959)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	6,105

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$58,654

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity U.S. Total Stock Fund	$103,425	$-	$-

Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Fidelity U.S. Total Stock Fund	$109,424,000	2.83%	$43,010
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $82,414,637.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,167.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	15%
Fidelity Large Cap Value Enhanced Index Fund	53%
Fidelity Magellan Fund	17%
Fidelity SAI Small-Mid Cap 500 Index Fund	64%
Fidelity SAI U.S. Large Cap Index Fund	11%
Fidelity SAI U.S. Low Volatility Index Fund	35%
Fidelity SAI U.S. Momentum Index Fund	65%
Fidelity SAI U.S. Quality Index Fund	80%
Fidelity SAI U.S. Value Index Fund	54%
Fidelity Small Cap Discovery Fund	21%
Fidelity Small Cap Growth Fund	13%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Fidelity® U.S. Total Stock Fund	.13%
Actual		$ 1,000	$ 1,000.90	$ .65
Hypothetical- B		$ 1,000	$ 1,024.42	$ .66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Fidelity U.S. Total Stock Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to and remove an existing mandate from the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that no material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add and remove the investment mandates, as applicable. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services . The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the investment mandate to be used by Geode.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of removing an existing mandate and adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board also considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because assets were not allocated to the removed mandate and Strategic Advisers does not expect to allocate assets to the new mandate at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits . The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity U.S. Total Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the Sub-Advisory Agreement with FIAM to add two new mandates (Amendments). The Board noted that one of the new mandates (once funded) is expected to slightly increase each of the fund's total management fee rate and total net expenses. The Board noted that the other mandate would not impact the fund's management fee rate or net expenses as it would not initially be funded. The Board noted that no other contract terms are impacted by the Amendments.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of each Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided . The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic. In approving the Amendments, the Board also took into consideration additional information about the new investment mandates provided by Strategic Advisers and FIAM.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis.
Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one- and three-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the three-year period and in the third quartile for the one-year period ended December 31, 2021. The Board also noted that the fund had out-performed 33% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the three-year period and lower than its benchmark for the one-year period shown.

In approving the Amendments, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under similar investment mandates, as well as model performance of the investment mandates to be used by FIAM.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021. The Board also noted that, after funding one of the new mandates with FIAM, it is expected that the fund's management fee rate will continue to rank below its competitive median.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of each Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887484.104
TSF-SANN-0123
Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Emerging Markets Value Index Fund	19.1
Fidelity Advisor Emerging Markets Fund Class Z	10.4
Fidelity SAI Emerging Markets Index Fund	9.4
Fidelity SAI Emerging Markets Low Volatility Index Fund	7.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7
Samsung Electronics Co. Ltd.	2.4
Tencent Holdings Ltd.	2.3
Meituan Class B	1.0
Alibaba Group Holding Ltd.	0.9
MediaTek, Inc.	0.7
57.1

Market Sectors (% of Fund's net assets)
(Stocks Only)
Financials	10.5
Information Technology	10.1
Consumer Discretionary	7.6
Materials	4.0
Communication Services	3.7
Consumer Staples	2.9
Industrials	2.8
Energy	1.9
Health Care	1.8
Real Estate	0.3
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 45.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	13,365,901	3,448,068
Saudi Telecom Co.	645,136	6,598,518
Sitios Latinoamerica S.A.B. de CV (a)(b)	452,776	203,695
		10,250,281
Entertainment - 0.3%
Bilibili, Inc. ADR (a)(b)	174,817	3,034,823
International Games Systems Co. Ltd.	297,015	3,785,306
NetEase, Inc.	225,400	3,258,977
NetEase, Inc. ADR (b)	212,067	15,082,205
PVR Ltd. (a)	178,000	4,073,583
		29,234,894
Interactive Media & Services - 2.5%
NAVER Corp.	94,934	13,953,570
Tencent Holdings Ltd.	5,225,765	197,619,179
Yandex NV Series A (a)(c)	963,690	3,305,303
		214,878,052
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series L	9,329,808	9,076,423
Bharti Airtel Ltd.	2,177,066	22,768,362
Far EasTone Telecommunications Co. Ltd.	1,237,000	2,740,839
MTN Group Ltd.	4,372,507	35,639,289
		70,224,913
TOTAL COMMUNICATION SERVICES		324,588,140
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd. (a)	5,700,000	3,279,838
Eicher Motors Ltd.	94,162	4,041,632
Guangzhou Automobile Group Co. Ltd. (H Shares)	40,633,433	29,382,401
Hyundai Motor Co.	197,742	26,048,777
Kia Corp.	59,220	3,153,475
Li Auto, Inc. ADR (a)(b)	823,253	18,111,566
		84,017,689
Hotels, Restaurants & Leisure - 0.8%
MakeMyTrip Ltd. (a)(b)	231,353	6,868,871
Shangri-La Asia Ltd. (a)	13,890,000	8,646,426
Trip.com Group Ltd. (a)	84,600	2,677,431
Trip.com Group Ltd. ADR (a)	1,425,762	45,553,096
Yum China Holdings, Inc.	25,526	1,406,993
Yum China Holdings, Inc. (Hong Kong)	52,350	2,935,592
		68,088,409
Household Durables - 0.5%
Haier Smart Home Co. Ltd.	2,432,318	8,095,135
Haier Smart Home Co. Ltd. (A Shares)	10,123,795	35,384,578
		43,479,713
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. (a)	7,333,373	79,810,291
Alibaba Group Holding Ltd. sponsored ADR (a)	399,883	35,013,755
JD.com, Inc.:
Class A	2,015,485	57,537,603
sponsored ADR	494,142	28,255,040
Meituan Class B (a)(d)	3,932,922	84,782,257
Naspers Ltd. Class N	345,832	53,003,639
Pinduoduo, Inc. ADR (a)	553,496	45,408,812
		383,811,397
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp. Ltd. (H Shares) (a)(d)	168,262	4,275,454
Chow Tai Fook Jewellery Group Ltd.	1,294,600	2,282,846
Zhongsheng Group Holdings Ltd. Class H	2,197,000	11,333,920
		17,892,220
Textiles, Apparel & Luxury Goods - 0.8%
ECLAT Textile Co. Ltd.	1,082,000	16,313,641
Li Ning Co. Ltd.	6,092,757	48,964,427
Shenzhou International Group Holdings Ltd.	517,718	4,674,016
		69,952,084
TOTAL CONSUMER DISCRETIONARY		667,241,512
CONSUMER STAPLES - 2.8%
Beverages - 1.3%
China Resources Beer Holdings Co. Ltd.	4,571,628	31,678,018
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	85,759	6,849,571
Kweichow Moutai Co. Ltd. (A Shares)	220,121	49,959,267
Thai Beverage PCL	13,891,870	6,505,900
Wuliangye Yibin Co. Ltd. (A Shares)	1,106,294	24,788,718
		119,781,474
Food & Staples Retailing - 0.7%
CP ALL PCL (For. Reg.)	9,173,475	17,046,975
Dino Polska SA (a)(d)	35,649	2,929,938
Jeronimo Martins SGPS SA	279,511	6,236,319
Laobaixing Pharmacy Chain JSC (A Shares)	477,996	2,810,290
Shoprite Holdings Ltd.	781,630	11,406,245
Wal-Mart de Mexico SA de CV Series V	6,492,143	25,815,135
		66,244,902
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	9,285,000	41,760,925
Gruma S.A.B. de CV Series B	357,819	4,466,339
PT Indofood CBP Sukses Makmur Tbk	4,691,000	3,011,674
PT Indofood Sukses Makmur Tbk	5,712,400	2,345,680
		51,584,618
Personal Products - 0.1%
Hindustan Unilever Ltd.	186,059	6,151,543
Proya Cosmetics Co. Ltd. (A Shares)	66,740	1,602,189
		7,753,732
Tobacco - 0.1%
ITC Ltd.	1,365,669	5,725,339
TOTAL CONSUMER STAPLES		251,090,065
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Yantai Jereh Oilfield Services (A Shares)	631,892	2,810,059
Oil, Gas & Consumable Fuels - 1.6%
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,311,755	3,078,441
Gazprom OAO (c)	5,946,277	948,737
LUKOIL PJSC (c)	345,667	163,137
LUKOIL PJSC sponsored ADR (c)	499,400	141,275
OMV AG	263,823	14,001,535
Petroleo Brasileiro SA - Petrobras (ON)	2,432,889	14,247,545
PT United Tractors Tbk	13,743,880	27,033,429
Reliance Industries Ltd.	722,419	24,318,976
Reliance Industries Ltd. sponsored GDR (d)	109,657	7,297,399
Saudi Arabian Oil Co. (d)	319,490	2,847,088
TotalEnergies SE (b)	564,324	35,270,304
Turkiye Petrol Rafinerileri A/S (a)	546,000	14,099,678
		143,447,544
TOTAL ENERGY		146,257,603
FINANCIALS - 10.2%
Banks - 7.1%
Absa Group Ltd.	2,789,968	33,135,200
Abu Dhabi Commercial Bank PJSC	2,770,600	7,384,545
Al Rajhi Bank	1,081,028	23,148,967
Alinma Bank	1,713,410	15,724,585
Axis Bank Ltd.	2,439,892	27,143,100
Axis Bank Ltd. GDR (Reg. S)	205,037	11,574,626
Bangkok Bank PCL (For. Reg.)	1,506,503	6,212,716
BOC Hong Kong (Holdings) Ltd.	981,500	3,132,945
Capitec Bank Holdings Ltd.	32,568	3,815,928
China Construction Bank Corp. (H Shares)	35,623,717	21,559,475
China Merchants Bank Co. Ltd. (H Shares)	1,692,097	8,594,245
Credicorp Ltd. (United States) (b)	222,384	34,147,063
CTBC Financial Holding Co. Ltd.	4,369,000	3,293,335
E.SUN Financial Holdings Co. Ltd.	13,728,168	11,129,463
Erste Group Bank AG	125,222	3,920,876
First Abu Dhabi Bank PJSC	635,235	3,043,788
Grupo Financiero Banorte S.A.B. de CV Series O	5,753,837	46,015,189
Hana Financial Group, Inc.	288,138	9,964,617
HDFC Bank Ltd. (a)	1,533,611	30,439,410
HDFC Bank Ltd. sponsored ADR	861,855	60,821,107
ICICI Bank Ltd.	3,768,580	44,188,795
ICICI Bank Ltd. sponsored ADR	1,198,553	28,429,677
Industrial & Commercial Bank of China Ltd. (H Shares)	59,795,982	29,969,685
Industrial Bank Co. Ltd. (A Shares)	298,788	750,141
Kasikornbank PCL (For. Reg.)	4,254,900	17,597,631
KB Financial Group, Inc.	364,553	14,636,719
National Bank of Greece SA (a)	6,136,600	25,246,093
Nu Holdings Ltd. (b)	1,033,192	4,597,704
OTP Bank PLC	195,499	5,344,427
Postal Savings Bank of China Co. Ltd.	1,547,200	979,026
PT Bank Central Asia Tbk	56,986,620	33,854,539
PT Bank Mandiri (Persero) Tbk	42,938,295	28,964,540
PT Bank Rakyat Indonesia (Persero) Tbk	20,379,754	6,483,063
Sberbank of Russia (a)(c)	3,314,825	31,076
Sberbank of Russia:
(RTSX) (a)(c)	617,111	5,785
sponsored ADR (a)(c)	1,653,549	29,433
SCB X PCL (For. Reg.)	784,374	2,363,782
Shinhan Financial Group Co. Ltd.	171,653	5,031,638
TCS Group Holding PLC GDR (a)(c)	267,069	335,051
The Saudi National Bank	495,574	6,775,954
Woori Financial Group, Inc.	676,430	6,832,722
		626,648,661
Capital Markets - 0.1%
East Money Information Co. Ltd. (A Shares)	845,478	2,240,058
Hong Kong Exchanges and Clearing Ltd.	138,400	5,502,440
Noah Holdings Ltd. sponsored ADR (a)	80,375	1,179,101
		8,921,599
Consumer Finance - 0.3%
Kaspi.KZ JSC GDR (Reg. S)	355,977	27,413,818
Diversified Financial Services - 1.1%
Chailease Holding Co. Ltd.	5,408,966	35,824,721
Housing Development Finance Corp. Ltd.	1,828,256	60,817,717
		96,642,438
Insurance - 1.6%
AIA Group Ltd.	5,030,400	51,081,747
China Life Insurance Co. Ltd. (H Shares)	34,677,428	53,158,883
Db Insurance Co. Ltd.	186,358	8,956,520
HDFC Standard Life Insurance Co. Ltd. (d)	1,351,347	9,839,329
Hyundai Fire & Marine Insurance Co. Ltd.	117,150	2,732,353
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,909,793	17,965,086
		143,733,918
TOTAL FINANCIALS		903,360,434
HEALTH CARE - 1.8%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(d)	1,028,000	1,418,901
Innovent Biologics, Inc. (a)(d)	456,500	1,843,495
Zai Lab Ltd. (a)	899,850	3,259,384
Zai Lab Ltd. ADR (a)	337,155	13,000,697
		19,522,477
Health Care Equipment & Supplies - 0.4%
Peijia Medical Ltd. (a)(d)	1,320,000	1,326,829
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	726,726	33,598,999
		34,925,828
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	76,444	4,463,877
Dr Sulaiman Al Habib Medical Services Group Co.	167,549	10,340,192
		14,804,069
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	429,500	541,051
Life Sciences Tools & Services - 0.2%
WuXi AppTec Co. Ltd. (H Shares) (d)	224,416	2,262,873
Wuxi Biologics (Cayman), Inc. (a)(d)	2,576,447	16,885,353
		19,148,226
Pharmaceuticals - 0.8%
Hansoh Pharmaceutical Group Co. Ltd. (d)	11,446,000	21,728,961
Hypera SA	1,232,700	10,556,464
Richter Gedeon PLC	1,772,825	38,095,242
		70,380,667
TOTAL HEALTH CARE		159,322,318
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd.	568,260	21,338,612
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	939,748	2,889,522
Construction & Engineering - 0.6%
Larsen & Toubro Ltd.	2,053,061	52,511,811
Voltas Ltd.	93,703	948,250
		53,460,061
Electrical Equipment - 0.2%
Bharat Heavy Electricals Ltd.	11,533,600	11,972,404
Hongfa Technology Co. Ltd. (A Shares)	508,972	2,502,199
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	1,704,720	3,436,874
		17,911,477
Industrial Conglomerates - 0.0%
Industries Qatar QSC (a)	792,635	3,240,842
Machinery - 0.8%
HIWIN Technologies Corp.	2,242,112	13,731,551
Hyundai Mipo Dockyard Co. Ltd. (a)	197,040	13,267,545
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,230,100	12,318,819
Sinoseal Holding Co. Ltd.	315,095	1,848,455
Sinotruk Hong Kong Ltd.	6,716,459	8,815,767
Techtronic Industries Co. Ltd.	450,500	5,491,667
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	234,999	1,472,811
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,795,317	15,162,287
		72,108,902
Road & Rail - 0.6%
Localiza Rent a Car SA	3,693,262	42,773,189
Localiza Rent a Car SA ADR (a)	8,658	95,317
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,560,333	11,652,715
		54,521,221
Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. Class A (d)	638,400	5,055,122
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	685,206	11,057,621
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	146,539	3,625,348
		14,682,969
TOTAL INDUSTRIALS		245,208,728
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.1%
Accton Technology Corp.	602,000	5,375,280
Electronic Equipment & Components - 0.7%
Delta Electronics, Inc.	316,000	3,135,639
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,771,213	9,105,120
Lotes Co. Ltd.	90,000	2,557,744
SINBON Electronics Co. Ltd.	464,000	4,112,869
Sunny Optical Technology Group Co. Ltd.	1,948,490	23,196,514
Unimicron Technology Corp.	1,816,991	9,386,115
Yageo Corp.	916,109	13,976,160
		65,470,161
IT Services - 0.7%
Infosys Ltd.	1,250,234	25,431,586
Infosys Ltd. sponsored ADR	1,624,011	33,048,624
Tata Consultancy Services Ltd.	117,659	4,944,928
		63,425,138
Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV (Netherlands)	17,907	10,932,584
Daqo New Energy Corp. ADR (a)	211,496	12,036,237
eMemory Technology, Inc.	326,126	15,971,291
LONGi Green Energy Technology Co. Ltd.	663,958	4,337,758
MediaTek, Inc.	2,526,286	61,255,781
Parade Technologies Ltd.	109,252	2,877,141
Silergy Corp.	894,690	13,469,406
SK Hynix, Inc.	724,755	48,366,345
StarPower Semiconductor Ltd. (A Shares)	13,900	670,370
Taiwan Semiconductor Manufacturing Co. Ltd.	19,973,339	321,878,089
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	355,808	29,524,948
		521,319,950
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co. Ltd.	4,341,661	210,934,563
Samsung Electronics Co. Ltd. GDR (Reg. S)	21,300	25,301,303
Wiwynn Corp.	116,000	3,359,095
		239,594,961
TOTAL INFORMATION TECHNOLOGY		895,185,490
MATERIALS - 4.0%
Chemicals - 0.8%
Hansol Chemical Co. Ltd.	33,521	5,518,218
LG Chemical Ltd.	60,966	35,188,738
PhosAgro PJSC (c)	88,909	8,341
PhosAgro PJSC:
GDR (c)	1,718	35
GDR (Reg. S) (c)	1	0
PT Avia Avian Tbk	43,860,632	2,148,381
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	367,100	1,433,523
Solar Industries India Ltd.	511,524	24,546,961
		68,844,197
Construction Materials - 0.4%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	673,186	3,163,026
CEMEX S.A.B. de CV sponsored ADR (a)	673,500	3,077,895
JK Cement Ltd.	499,800	18,947,549
Ultratech Cement Ltd.	129,070	11,257,306
		36,445,776
Metals & Mining - 2.7%
AngloGold Ashanti Ltd.	182,171	3,325,121
AngloGold Ashanti Ltd. sponsored ADR	344,017	6,305,832
Barrick Gold Corp.	1,831,700	29,893,344
Endeavour Mining PLC	40,758	865,064
First Quantum Minerals Ltd.	1,223,796	29,094,894
Gold Fields Ltd.	277,387	3,080,086
Gold Fields Ltd. sponsored ADR	457,900	5,105,585
Grupo Mexico SA de CV Series B	2,952,205	12,038,949
Impala Platinum Holdings Ltd.	2,724,203	33,057,386
Industrias Penoles SA de CV	2,404	32,318
Novolipetsk Steel OJSC GDR (Reg. S) (c)	169,976	21,118
POSCO	230,372	53,319,211
Sibanye-Stillwater Ltd.	848,759	2,361,604
Southern Copper Corp. (b)	202,430	12,352,279
Tata Steel Ltd.	11,499,004	15,403,776
Vale SA	502,245	8,295,339
Vale SA sponsored ADR	417,119	6,882,464
Zijin Mining Group Co. Ltd. (H Shares)	11,081,394	14,707,944
		236,142,314
Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	892,276	9,138,807
Xianhe Co. Ltd. (A Shares)	412,088	1,685,736
		10,824,543
TOTAL MATERIALS		352,256,830
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	6,928,832	3,924,065
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	1,040,600	2,257,916
China Resources Land Ltd.	1,886,000	8,760,315
KE Holdings, Inc. ADR (a)	881,922	14,922,120
		29,864,416
UTILITIES - 0.3%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	368,400	5,220,619
Kunlun Energy Co. Ltd.	14,459,561	11,218,385
		16,439,004
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd.	3,943,888	8,362,847
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	132,079	83,783
TOTAL UTILITIES		24,885,634
TOTAL COMMON STOCKS (Cost $4,076,220,041)		3,999,261,170

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	3,243,900	9,893,895
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,613,788	18,865,182
FINANCIALS - 0.3%
Banks - 0.3%
Banco Bradesco SA (PN)	360,240	1,081,550
Itau Unibanco Holding SA	5,254,551	26,326,674
Itausa-Investimentos Itau SA (PN)	208,310	356,459
Sberbank of Russia (a)(c)	2,462,434	23,253
Sberbank of Russia (Russia) (a)(c)	3,791,522	35,804
		27,823,740
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA Class A	348,700	1,890,876
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $69,584,877)		58,473,693

Equity Funds - 46.1%
	Shares	Value ($)
Diversified Emerging Markets Funds - 46.1%
Fidelity Advisor Emerging Markets Fund Class Z (e)	28,004,799	920,517,733
Fidelity SAI Emerging Markets Index Fund (e)	64,616,899	830,327,147
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	61,993,983	631,098,752
Fidelity SAI Emerging Markets Value Index Fund (e)	143,572,608	1,681,235,245

TOTAL EQUITY FUNDS (Cost $4,452,112,840)		4,063,178,877

U.S. Treasury Obligations - 0.4%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.1% to 4.31% 12/15/22 to 3/2/23 (g) (Cost $33,849,156)	34,040,000	33,843,899

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	72,572,362	72,586,876
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	72,505,581	72,512,832
Invesco Government & Agency Portfolio Institutional Class 3.09% (j)	593,939,006	593,939,006
TOTAL MONEY MARKET FUNDS (Cost $739,018,571)		739,038,714

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $9,370,785,485)	8,893,796,353
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(73,215,324)
NET ASSETS - 100.0%	8,820,581,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	11,684	Dec 2022	573,976,500	9,193,928	9,193,928

The notional amount of futures purchased as a percentage of Net Assets is 6.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,034,050 or 1.8% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,862,901.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	120,253,538	409,029,568	456,696,230	1,545,371	-	-	72,586,876	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	38,531,257	361,379,000	327,397,425	142,262	-	-	72,512,832	0.2%
Total	158,784,795	770,408,568	784,093,655	1,687,633	-	-	145,099,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	976,247,283	-	-	-	-	(55,729,550)	920,517,733
Fidelity SAI Emerging Markets Index Fund	748,130,649	167,515,609	50,000,000	-	(8,988,735)	(26,330,376)	830,327,147
Fidelity SAI Emerging Markets Low Volatility Index Fund	670,774,901	-	-	-	-	(39,676,149)	631,098,752
Fidelity SAI Emerging Markets Value Index Fund	1,803,271,961	1	-	-	-	(122,036,717)	1,681,235,245
	4,198,424,794	167,515,610	50,000,000	-	(8,988,735)	(243,772,792)	4,063,178,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	324,588,140	69,634,953	251,647,884	3,305,303
Consumer Discretionary	667,241,512	180,618,133	486,623,379	-
Consumer Staples	260,983,960	58,431,185	202,552,775	-
Energy	165,122,785	50,059,493	113,810,143	1,253,149
Financials	931,184,174	301,327,918	629,395,854	460,402
Health Care	159,322,318	71,992,595	87,329,723	-
Industrials	245,208,728	72,445,032	172,763,696	-
Information Technology	895,185,490	74,609,809	820,575,681	-
Materials	354,147,706	158,031,032	196,087,180	29,494
Real Estate	29,864,416	14,922,120	14,942,296	-
Utilities	24,885,634	83,783	24,801,851	-

Equity Funds	4,063,178,877	4,063,178,877	-	-

Other Short-Term Investments	33,843,899	-	33,843,899	-

Money Market Funds	739,038,714	739,038,714	-	-
Total Investments in Securities:	8,893,796,353	5,854,373,644	3,034,374,361	5,048,348
Derivative Instruments:

Assets
Futures Contracts	9,193,928	9,193,928	-	-
Total Assets	9,193,928	9,193,928	-	-
Total Derivative Instruments:	9,193,928	9,193,928	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,193,928	0
Total Equity Risk	9,193,928	0
Total Value of Derivatives	9,193,928	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $74,246,021) - See accompanying schedule:
Unaffiliated issuers (cost $4,773,593,080)	$4,685,517,768
Fidelity Central Funds (cost $145,079,565)	145,099,708
Other affiliated issuers (cost $4,452,112,840)	4,063,178,877

Total Investment in Securities (cost $9,370,785,485)		$8,893,796,353
Cash		1,505
Foreign currency held at value (cost $2,496,926)		2,301,249
Receivable for investments sold		5,084,235
Receivable for fund shares sold		8,574,563
Dividends receivable		5,132,746
Interest receivable		1,684,671
Distributions receivable from Fidelity Central Funds		325,795
Receivable for daily variation margin on futures contracts		15,339,280
Prepaid expenses		7,880
Other receivables		772,265
Total assets		8,933,020,542
Liabilities
Payable for investments purchased	$23,548,459
Payable for fund shares redeemed	4,935,988
Accrued management fee	1,426,738
Deferred taxes	9,733,465
Other payables and accrued expenses	283,088
Collateral on securities loaned	72,511,775
Total Liabilities		112,439,513
Net Assets		$8,820,581,029
Net Assets consist of:
Paid in capital		$10,026,075,669
Total accumulated earnings (loss)		(1,205,494,640)
Net Assets		$8,820,581,029
Net Asset Value , offering price and redemption price per share ($8,820,581,029 ÷ 797,373,862 shares)		$11.06

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$64,469,686
Interest		5,926,282
Income from Fidelity Central Funds (including $142,262 from security lending)		1,687,633
Income before foreign taxes withheld		72,083,601
Less foreign taxes withheld		(6,647,545)
Total Income		65,436,056
Expenses
Management fee	$19,042,410
Custodian fees and expenses	364,463
Independent trustees' fees and expenses	28,173
Registration fees	234,723
Audit	33,664
Legal	6,637
Miscellaneous	27,672
Total expenses before reductions	19,737,742
Expense reductions	(10,211,626)
Total expenses after reductions		9,526,116
Net Investment income (loss)		55,909,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $1,355,284)	(342,008,456)
Affiliated issuers	(8,988,735)
Foreign currency transactions	(2,997,960)
Futures contracts	(12,858,536)
Total net realized gain (loss)		(366,853,687)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,806,083)	42,255,295
Affiliated issuers	(243,772,792)
Assets and liabilities in foreign currencies	(124,504)
Futures contracts	(2,201,442)
Total change in net unrealized appreciation (depreciation)		(203,843,443)
Net gain (loss)		(570,697,130)
Net increase (decrease) in net assets resulting from operations		$(514,787,190)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,909,940	$166,029,265
Net realized gain (loss)	(366,853,687)	(347,098,037)
Change in net unrealized appreciation (depreciation)	(203,843,443)	(1,937,734,177)
Net increase (decrease) in net assets resulting from operations	(514,787,190)	(2,118,802,949)
Distributions to shareholders	(13,483,919)	(364,306,392)
Share transactions
Proceeds from sales of shares	1,520,954,087	5,475,036,336
Reinvestment of distributions	13,158,675	360,403,920
Cost of shares redeemed	(1,181,484,505)	(1,860,049,091)
Net increase (decrease) in net assets resulting from share transactions	352,628,257	3,975,391,165
Total increase (decrease) in net assets	(175,642,852)	1,492,281,824

Net Assets
Beginning of period	8,996,223,881	7,503,942,057
End of period	$8,820,581,029	$8,996,223,881

Other Information
Shares
Sold	142,565,866	398,993,856
Issued in reinvestment of distributions	1,188,679	24,964,583
Redeemed	(108,047,965)	(140,229,335)
Net increase (decrease)	35,706,580	283,729,104

Financial Highlights
Strategic Advisers® Fidelity® Emerging Markets Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.81	$15.70	$10.32	$10.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.26	.15	.26 D	.18
Net realized and unrealized gain (loss)	(.80)	(3.50)	5.34	(.39)	.67
Total from investment operations	(.73)	(3.24)	5.49	(.13)	.85
Distributions from net investment income	(.02)	(.24)	(.11)	(.26)	(.14)
Distributions from net realized gain	-	(.40)	-	-	-
Total distributions	(.02)	(.65) E	(.11)	(.26)	(.14)
Net asset value, end of period	$11.06	$11.81	$15.70	$10.32	$10.71
Total Return F,G	(6.20)%	(21.40)%	53.25%	(1.58)%	8.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.48% J	.50%	.51%	.49%	.57% J
Expenses net of fee waivers, if any	.23% J	.25%	.25%	.24%	.32% J
Expenses net of all reductions	.23% J	.25%	.24%	.23%	.31% J
Net investment income (loss)	1.37% J	1.89%	1.05%	2.35% D	2.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$8,820,581	$8,996,224	$7,503,942	$2,976,388	$1,943,853
Portfolio turnover rate K	35% J	29%	47%	49%	125% J

A For the period October 30, 2018 (commencement of operations) through May 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.80%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1 . Organization.
Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).   The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$10

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 685,951,950
Gross unrealized depreciation	(1,261,694,497)
Net unrealized appreciation (depreciation)	$(575,742,547)
Tax cost	$9,478,732,828

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(46,976,565)
Long-term	(17,534,415)
Total capital loss carryforward	$(64,510,980)

The Fund elected to defer to its next fiscal year approximately $225,138,402 of capital losses recognized during the period November 1,2021 to May 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	1,562,662,654	1,329,131,160
5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .47% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$ 4,524

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity Emerging Markets Fund	6,971,816	8,649,450	(5,188,414)

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$7,481
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity Emerging Markets Fund	$15,108	$-	$-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $10,209,963.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,570 and $93, respectively.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	14%
Fidelity SAI Emerging Markets Index Fund	22%
Fidelity SAI Emerging Markets Low Volatility Index Fund	24%
Fidelity SAI Emerging Markets Value Index Fund	61%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Strategic Advisers® Fidelity® Emerging Markets Fund	.23%
Actual		$ 1,000	$ 938.00	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Fidelity Emerging Markets Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to and remove an existing mandate from the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that no material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add and remove the investment mandates, as applicable. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided . With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services . The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the investment mandate to be used by Geode.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of removing an existing mandate and adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board also considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because assets were not allocated to the removed mandate and Strategic Advisers does not expect to allocate assets to the new mandate at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability .  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits . The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale . The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2022 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds throughout the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis.
Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one- and three-year periods ended December 31, 2021, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods ended December 31, 2021. The Board also noted that the fund had out-performed 52% and 74% of its peers for the one- and three-year periods ended December 31, 2021. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to selected groups of competitive funds (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar investment objective categories (as classified by Lipper) that it believes have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2021.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2021.

Fees Charged to Other Clients . The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion . Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9890708.104
STE-SANN-0123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2023